Quarterly Report
March 31, 2022
State Street Institutional Investment Trust
State Street Equity 500 Index Fund
State Street Equity 500 Index II Portfolio
State Street Aggregate Bond Index Fund
State Street Aggregate Bond Index Portfolio
State Street Global All Cap Equity ex- U.S. Index Fund
State Street Global All Cap Equity ex- U.S. Index Portfolio
State Street Small/Mid Cap Equity Index Fund
State Street Small/Mid Cap Equity Index Portfolio
State Street Emerging Markets Equity Index Fund
State Street Hedged International Developed Equity Index Fund
State Street Target Retirement Fund
State Street Target Retirement 2020 Fund
State Street Target Retirement 2025 Fund
State Street Target Retirement 2030 Fund
State Street Target Retirement 2035 Fund
State Street Target Retirement 2040 Fund
State Street Target Retirement 2045 Fund
State Street Target Retirement 2050 Fund
State Street Target Retirement 2055 Fund
State Street Target Retirement 2060 Fund
State Street Target Retirement 2065 Fund
State Street International Value Spotlight Fund
State Street China Equity Select Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments
March 31, 2022 (Unaudited)

State Street Equity 500 Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Equity 500 Index II Portfolio. The schedule of investments for the State Street Equity 500 Index II Portfolio follows.
Security Description	Shares	Value
COMMON STOCKS — 98.2%
COMMUNICATION SERVICES — 9.2%
Activision Blizzard, Inc.	146,800	$11,760,148
Alphabet, Inc. Class A (a)	56,067	155,941,951
Alphabet, Inc. Class C (a)	51,787	144,640,573
AT&T, Inc.	1,327,540	31,369,770
Cars.com, Inc. (a)	1	14
Charter Communications, Inc. Class A (a)	22,800	12,437,856
Comcast Corp. Class A	845,066	39,565,990
Discovery, Inc. Class A (a)	33,003	822,435
Discovery, Inc. Class C (a)	55,804	1,393,426
DISH Network Corp. Class A (a)	45,918	1,453,305
Electronic Arts, Inc.	52,079	6,588,514
Fox Corp. Class A	58,866	2,322,264
Fox Corp. Class B	29,300	1,063,004
Interpublic Group of Cos., Inc.	72,066	2,554,740
Live Nation Entertainment, Inc. (a)	24,700	2,905,708
Lumen Technologies, Inc. (b)	167,478	1,887,477
Match Group, Inc. (a)	52,200	5,676,228
Meta Platforms, Inc. Class A (a)	430,393	95,702,188
Netflix, Inc. (a)	83,004	31,092,468
News Corp. Class A	71,188	1,576,814
News Corp. Class B	21,600	486,432
Omnicom Group, Inc.	38,891	3,301,068
Paramount Global Class B	110,881	4,192,411
Take-Two Interactive Software, Inc. (a)(b)	21,100	3,243,914
T-Mobile US, Inc. (a)	110,375	14,166,631
Twitter, Inc. (a)	146,900	5,683,561
Verizon Communications, Inc.	781,015	39,784,904
Walt Disney Co. (a)	340,064	46,643,178
		668,256,972
CONSUMER DISCRETIONARY — 11.8%
Advance Auto Parts, Inc.	11,500	2,380,040
Amazon.com, Inc. (a)	81,690	266,305,316
Aptiv PLC (a)	49,919	5,975,803
AutoZone, Inc. (a)	3,876	7,924,792
Bath & Body Works, Inc.	48,421	2,314,524
Best Buy Co., Inc.	40,506	3,681,995
Booking Holdings, Inc. (a)	7,624	17,904,583
BorgWarner, Inc.	44,077	1,714,595
Caesars Entertainment, Inc. (a)	39,100	3,024,776
Security Description	Shares	Value
CarMax, Inc. (a)(b)	29,703	$2,865,745
Carnival Corp. (a)	147,801	2,988,536
Chipotle Mexican Grill, Inc. (a)	5,186	8,204,408
D.R. Horton, Inc.	60,197	4,485,278
Darden Restaurants, Inc.	23,771	3,160,354
Dollar General Corp.	42,813	9,531,458
Dollar Tree, Inc. (a)	41,526	6,650,389
Domino's Pizza, Inc.	6,700	2,726,967
eBay, Inc.	115,345	6,604,655
Etsy, Inc. (a)	23,200	2,883,296
Expedia Group, Inc. (a)	28,534	5,583,248
Ford Motor Co.	737,538	12,471,768
Garmin, Ltd.	27,840	3,302,102
General Motors Co. (a)	273,723	11,972,644
Genuine Parts Co.	26,089	3,287,736
Hasbro, Inc.	23,797	1,949,450
Hilton Worldwide Holdings, Inc. (a)	52,500	7,966,350
Home Depot, Inc.	195,002	58,369,949
Las Vegas Sands Corp. (a)	63,000	2,448,810
Lennar Corp. Class A	49,906	4,050,870
LKQ Corp.	49,100	2,229,631
Lowe's Cos., Inc.	125,550	25,384,955
Marriott International, Inc. Class A (a)	51,455	9,043,216
McDonald's Corp.	139,710	34,547,489
MGM Resorts International	71,300	2,990,322
Mohawk Industries, Inc. (a)	10,431	1,295,530
Newell Brands, Inc.	69,541	1,488,873
NIKE, Inc. Class B	237,706	31,985,719
Norwegian Cruise Line Holdings, Ltd. (a)(b)	84,300	1,844,484
NVR, Inc. (a)	600	2,680,362
O'Reilly Automotive, Inc. (a)	12,680	8,685,293
Penn National Gaming, Inc. (a)	30,500	1,293,810
Pool Corp.	7,400	3,129,090
PulteGroup, Inc.	46,362	1,942,568
PVH Corp.	13,049	999,684
Ralph Lauren Corp.	8,979	1,018,578
Ross Stores, Inc.	65,556	5,930,196
Royal Caribbean Cruises, Ltd. (a)	41,100	3,443,358
Starbucks Corp.	217,030	19,743,219
Tapestry, Inc.	50,528	1,877,115
Target Corp.	89,672	19,030,192
Tesla, Inc. (a)	156,200	168,321,120
TJX Cos., Inc.	220,874	13,380,547
See accompanying notes to schedule of investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Tractor Supply Co.	20,826	$4,860,164
Ulta Beauty, Inc. (a)	10,000	3,982,200
Under Armour, Inc. Class A (a)	33,524	570,578
Under Armour, Inc. Class C (a)	37,975	590,891
VF Corp.	59,744	3,397,044
Whirlpool Corp.	11,102	1,918,204
Wynn Resorts, Ltd. (a)	19,341	1,542,251
Yum! Brands, Inc.	54,002	6,400,857
		858,277,977
CONSUMER STAPLES — 5.9%
Altria Group, Inc.	341,429	17,839,665
Archer-Daniels-Midland Co.	105,232	9,498,240
Brown-Forman Corp. Class B	33,552	2,248,655
Campbell Soup Co.	37,182	1,657,202
Church & Dwight Co., Inc.	44,800	4,452,224
Clorox Co.	22,464	3,123,170
Coca-Cola Co.	726,200	45,024,400
Colgate-Palmolive Co.	158,823	12,043,548
Conagra Brands, Inc.	87,624	2,941,538
Constellation Brands, Inc. Class A	30,250	6,967,180
Costco Wholesale Corp.	82,855	47,712,052
Estee Lauder Cos., Inc. Class A	43,641	11,884,317
General Mills, Inc.	111,442	7,546,852
Hershey Co.	26,867	5,820,198
Hormel Foods Corp.	51,702	2,664,721
J.M. Smucker Co.	19,805	2,681,795
Kellogg Co.	46,828	3,019,938
Kimberly-Clark Corp.	63,427	7,811,669
Kraft Heinz Co.	130,418	5,137,165
Kroger Co.	124,742	7,156,449
Lamb Weston Holdings, Inc.	26,800	1,605,588
McCormick & Co., Inc.	45,784	4,569,243
Molson Coors Beverage Co. Class B	34,653	1,849,777
Mondelez International, Inc. Class A	260,715	16,367,688
Monster Beverage Corp. (a)	69,335	5,539,866
PepsiCo, Inc.	258,416	43,253,670
Philip Morris International, Inc.	290,012	27,243,727
Procter & Gamble Co.	447,126	68,320,853
Sysco Corp.	94,274	7,697,472
Tyson Foods, Inc. Class A	54,444	4,879,816
Walmart, Inc.	264,303	39,360,003
Walgreens Boots Alliance, Inc.	132,405	5,927,772
		433,846,453
ENERGY — 3.8%
APA Corp.	66,555	2,750,718
Baker Hughes Co.	171,479	6,243,550
ChampionX Corp. (a)	1	24
Security Description	Shares	Value
Chevron Corp.	359,617	$58,556,436
ConocoPhillips	242,635	24,263,500
Coterra Energy, Inc.	148,678	4,009,846
Devon Energy Corp.	115,873	6,851,571
Diamondback Energy, Inc.	31,300	4,290,604
EOG Resources, Inc.	110,071	13,123,765
Exxon Mobil Corp.	789,675	65,219,258
Halliburton Co.	165,267	6,258,661
Hess Corp.	50,657	5,422,325
Kinder Morgan, Inc.	359,250	6,793,418
Marathon Oil Corp.	142,588	3,580,385
Marathon Petroleum Corp.	113,141	9,673,556
Occidental Petroleum Corp.	166,773	9,462,700
ONEOK, Inc.	81,896	5,784,315
Phillips 66	88,173	7,617,265
Pioneer Natural Resources Co.	42,876	10,720,286
Schlumberger NV	264,650	10,932,692
Valero Energy Corp.	75,323	7,648,297
Williams Cos., Inc.	223,558	7,469,073
		276,672,245
FINANCIALS — 10.9%
Aflac, Inc.	112,106	7,218,505
Allstate Corp.	52,839	7,318,730
American Express Co.	115,412	21,582,044
American International Group, Inc.	156,801	9,842,399
Ameriprise Financial, Inc.	20,544	6,170,596
Aon PLC Class A	40,498	13,187,364
Arthur J Gallagher & Co.	39,300	6,861,780
Assurant, Inc.	10,485	1,906,488
Bank of America Corp.	1,326,405	54,674,414
Bank of New York Mellon Corp.	139,794	6,937,976
Berkshire Hathaway, Inc. Class B (a)	341,284	120,442,536
BlackRock, Inc.	26,716	20,415,566
Brown & Brown, Inc.	42,900	3,100,383
Capital One Financial Corp.	78,195	10,266,222
Cboe Global Markets, Inc.	19,500	2,231,190
Charles Schwab Corp.	280,304	23,632,430
Chubb, Ltd.	80,553	17,230,287
Cincinnati Financial Corp.	27,409	3,726,528
Citigroup, Inc.	370,327	19,775,462
Citizens Financial Group, Inc.	77,900	3,531,207
CME Group, Inc.	67,163	15,975,391
Comerica, Inc.	24,127	2,181,805
Discover Financial Services	54,028	5,953,345
Everest Re Group, Ltd.	7,200	2,169,936
FactSet Research Systems, Inc.	6,900	2,995,635
Fifth Third Bancorp	126,162	5,430,012
First Republic Bank	32,900	5,333,090
Franklin Resources, Inc.	51,589	1,440,365
Globe Life, Inc.	17,212	1,731,527
Goldman Sachs Group, Inc.	63,346	20,910,515

See accompanying notes to schedule of investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Hartford Financial Services Group, Inc.	62,567	$4,492,936
Huntington Bancshares, Inc.	265,691	3,884,402
Intercontinental Exchange, Inc.	105,685	13,963,102
Invesco, Ltd.	62,711	1,446,116
JPMorgan Chase & Co.	551,043	75,118,182
KeyCorp.	170,496	3,815,700
Lincoln National Corp.	31,082	2,031,520
Loews Corp.	36,819	2,386,608
M&T Bank Corp.	23,663	4,010,878
MarketAxess Holdings, Inc.	7,000	2,381,400
Marsh & McLennan Cos., Inc.	94,419	16,090,886
MetLife, Inc.	131,370	9,232,684
Moody's Corp.	30,332	10,234,320
Morgan Stanley	264,027	23,075,960
MSCI, Inc.	15,200	7,643,776
Nasdaq, Inc.	21,475	3,826,845
Northern Trust Corp.	37,996	4,424,634
People's United Financial, Inc.	78,666	1,572,533
PNC Financial Services Group, Inc.	78,675	14,511,604
Principal Financial Group, Inc.	45,165	3,315,563
Progressive Corp.	110,049	12,544,486
Prudential Financial, Inc.	71,102	8,402,123
Raymond James Financial, Inc.	35,500	3,901,805
Regions Financial Corp.	175,146	3,898,750
S&P Global, Inc.	65,988	27,066,958
Signature Bank	12,100	3,551,229
State Street Corp. (c)	67,478	5,878,683
SVB Financial Group (a)	10,800	6,042,060
Synchrony Financial	99,976	3,480,165
T Rowe Price Group, Inc.	43,455	6,569,961
Travelers Cos., Inc.	45,206	8,260,492
Truist Financial Corp.	250,915	14,226,880
US Bancorp	252,822	13,437,489
Wells Fargo & Co.	723,103	35,041,571
Willis Towers Watson PLC	23,045	5,443,690
WR Berkley Corp.	38,400	2,557,056
Zions Bancorp NA	28,695	1,881,244
		793,818,019
HEALTH CARE — 13.4%
Abbott Laboratories	330,449	39,111,944
AbbVie, Inc.	329,980	53,493,058
ABIOMED, Inc. (a)	8,400	2,782,416
Agilent Technologies, Inc.	55,693	7,369,855
Align Technology, Inc. (a)	13,500	5,886,000
AmerisourceBergen Corp.	27,534	4,259,785
Amgen, Inc.	105,054	25,404,158
Anthem, Inc.	45,319	22,261,599
Baxter International, Inc.	92,079	7,139,806
Becton Dickinson & Co.	52,756	14,033,096
Biogen, Inc. (a)	27,084	5,703,890
Security Description	Shares	Value
Bio-Rad Laboratories, Inc. Class A (a)	4,000	$2,252,920
Bio-Techne Corp.	7,200	3,117,888
Boston Scientific Corp. (a)	268,457	11,889,961
Bristol-Myers Squibb Co.	408,275	29,816,323
Cardinal Health, Inc.	51,633	2,927,591
Catalent, Inc. (a)	34,400	3,814,960
Centene Corp. (a)	109,704	9,235,980
Cerner Corp.	54,337	5,083,770
Charles River Laboratories International, Inc. (a)	9,300	2,640,921
Cigna Corp.	60,941	14,602,073
Cooper Cos., Inc.	9,100	3,800,069
CVS Health Corp.	245,594	24,856,569
Danaher Corp.	118,894	34,875,177
DaVita, Inc. (a)	12,028	1,360,487
DENTSPLY SIRONA, Inc.	40,134	1,975,395
DexCom, Inc. (a)	18,200	9,311,120
Edwards Lifesciences Corp. (a)	117,430	13,823,860
Eli Lilly & Co.	148,372	42,489,290
Gilead Sciences, Inc.	235,952	14,027,346
HCA Healthcare, Inc.	45,100	11,302,962
Henry Schein, Inc. (a)	25,500	2,223,345
Hologic, Inc. (a)	46,300	3,556,766
Humana, Inc.	24,290	10,570,279
IDEXX Laboratories, Inc. (a)	15,900	8,698,254
Illumina, Inc. (a)	29,500	10,307,300
Incyte Corp. (a)	34,400	2,732,048
Intuitive Surgical, Inc. (a)	66,832	20,161,878
IQVIA Holdings, Inc. (a)	35,900	8,300,439
Johnson & Johnson	490,808	86,985,902
Laboratory Corp. of America Holdings (a)	17,575	4,633,824
McKesson Corp.	28,052	8,587,559
Medtronic PLC	250,593	27,803,293
Merck & Co., Inc.	471,972	38,725,303
Mettler-Toledo International, Inc. (a)	4,300	5,904,717
Moderna, Inc. (a)	66,500	11,455,290
Molina Healthcare, Inc. (a)	10,700	3,569,413
Organon & Co.	46,067	1,609,120
PerkinElmer, Inc.	23,186	4,045,030
Pfizer, Inc.	1,047,433	54,225,606
Quest Diagnostics, Inc.	22,442	3,071,412
Regeneron Pharmaceuticals, Inc. (a)	19,942	13,927,892
ResMed, Inc.	27,600	6,693,276
STERIS PLC	18,300	4,424,391
Stryker Corp.	62,794	16,787,976
Teleflex, Inc.	8,600	3,051,538
Thermo Fisher Scientific, Inc.	73,612	43,478,928
UnitedHealth Group, Inc.	175,574	89,537,473
Universal Health Services, Inc. Class B	13,400	1,942,330
Vertex Pharmaceuticals, Inc. (a)	47,952	12,514,033

See accompanying notes to schedule of investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Viatris, Inc.	221,414	$2,408,984
Waters Corp. (a)	11,150	3,460,848
West Pharmaceutical Services, Inc.	13,600	5,585,656
Zimmer Biomet Holdings, Inc.	38,425	4,914,557
Zoetis, Inc.	88,420	16,675,128
		973,220,057
INDUSTRIALS — 7.7%
3M Co.	105,829	15,755,822
A.O. Smith Corp.	24,500	1,565,305
Alaska Air Group, Inc. (a)	23,100	1,340,031
Allegion PLC	16,496	1,810,931
American Airlines Group, Inc. (a)(b)	118,900	2,169,925
AMETEK, Inc.	42,499	5,660,017
Boeing Co. (a)	102,164	19,564,406
C.H. Robinson Worldwide, Inc.	23,679	2,550,465
Carrier Global Corp.	159,479	7,315,302
Caterpillar, Inc.	100,924	22,487,886
Cintas Corp.	16,566	7,047,011
Copart, Inc. (a)	39,200	4,918,424
CSX Corp.	415,065	15,544,184
Cummins, Inc.	26,314	5,397,265
Deere & Co.	52,583	21,846,133
Delta Air Lines, Inc. (a)	117,734	4,658,734
Dover Corp.	26,350	4,134,315
Eaton Corp. PLC	75,125	11,400,970
Emerson Electric Co.	109,979	10,783,441
Equifax, Inc.	22,388	5,308,195
Expeditors International of Washington, Inc.	30,976	3,195,484
Fastenal Co.	106,116	6,303,290
FedEx Corp.	45,750	10,586,092
Fortive Corp.	65,549	3,993,901
Fortune Brands Home & Security, Inc.	24,900	1,849,572
Generac Holdings, Inc. (a)	11,600	3,448,216
General Dynamics Corp.	42,572	10,267,515
General Electric Co.	205,323	18,787,054
Honeywell International, Inc.	128,378	24,979,791
Howmet Aerospace, Inc.	70,386	2,529,673
Huntington Ingalls Industries, Inc.	7,400	1,475,856
IDEX Corp.	13,900	2,665,047
Illinois Tool Works, Inc.	53,800	11,265,720
Ingersoll Rand, Inc.	74,587	3,755,455
Jacobs Engineering Group, Inc.	23,843	3,285,804
JB Hunt Transport Services, Inc.	15,400	3,092,166
Johnson Controls International PLC	130,208	8,537,739
L3Harris Technologies, Inc.	36,921	9,173,761
Leidos Holdings, Inc.	25,600	2,765,312
Lockheed Martin Corp.	45,171	19,938,479
Security Description	Shares	Value
Masco Corp.	44,684	$2,278,884
Nielsen Holdings PLC	66,225	1,803,969
Nordson Corp.	9,900	2,248,092
Norfolk Southern Corp.	44,687	12,745,626
Northrop Grumman Corp.	27,425	12,265,008
Old Dominion Freight Line, Inc.	17,150	5,122,362
Otis Worldwide Corp.	78,289	6,024,339
PACCAR, Inc.	64,039	5,639,915
Parker-Hannifin Corp.	23,789	6,750,367
Pentair PLC	30,404	1,648,201
Quanta Services, Inc.	26,107	3,435,942
Raytheon Technologies Corp.	278,001	27,541,559
Republic Services, Inc.	38,489	5,099,792
Robert Half International, Inc.	20,466	2,336,808
Rockwell Automation, Inc.	21,426	5,999,923
Rollins, Inc.	41,625	1,458,956
Roper Technologies, Inc.	19,965	9,428,072
Snap-on, Inc.	9,840	2,021,923
Southwest Airlines Co. (a)	108,759	4,981,162
Stanley Black & Decker, Inc.	29,957	4,187,689
Textron, Inc.	40,333	2,999,969
Trane Technologies PLC	43,784	6,685,817
TransDigm Group, Inc. (a)	10,000	6,515,400
Union Pacific Corp.	119,098	32,538,765
United Airlines Holdings, Inc. (a)	59,300	2,749,148
United Parcel Service, Inc. Class B	135,591	29,078,846
United Rentals, Inc. (a)	13,300	4,724,293
Verisk Analytics, Inc.	29,800	6,395,974
W.W. Grainger, Inc.	7,957	4,104,141
Waste Management, Inc.	72,535	11,496,797
Westinghouse Air Brake Technologies Corp.	34,166	3,285,744
Xylem, Inc.	33,058	2,818,525
		559,566,697
INFORMATION TECHNOLOGY — 27.5%
Accenture PLC Class A	118,118	39,832,933
Adobe, Inc. (a)	88,144	40,160,169
Advanced Micro Devices, Inc. (a)	305,494	33,402,714
Akamai Technologies, Inc. (a)	29,690	3,544,689
Amphenol Corp. Class A	112,640	8,487,424
Analog Devices, Inc.	98,761	16,313,342
ANSYS, Inc. (a)	16,000	5,082,400
Apple, Inc.	2,891,996	504,971,422
Applied Materials, Inc.	166,054	21,885,917
Arista Networks, Inc. (a)	41,200	5,725,976
Autodesk, Inc. (a)	41,306	8,853,941
Automatic Data Processing, Inc.	78,852	17,941,984
Broadcom, Inc.	77,091	48,542,661
Broadridge Financial Solutions, Inc.	21,300	3,316,623

See accompanying notes to schedule of investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Cadence Design Systems, Inc. (a)	52,100	$8,568,366
CDW Corp.	25,000	4,472,250
Ceridian HCM Holding, Inc. (a)	25,000	1,709,000
Cisco Systems, Inc.	787,990	43,938,322
Citrix Systems, Inc.	22,789	2,299,410
Cognizant Technology Solutions Corp. Class A	98,741	8,854,106
Corning, Inc.	141,726	5,231,107
DXC Technology Co. (a)	46,338	1,512,009
Enphase Energy, Inc. (a)	24,700	4,983,966
EPAM Systems, Inc. (a)	10,400	3,084,744
F5, Inc. (a)	11,041	2,307,017
Fidelity National Information Services, Inc.	114,791	11,527,312
Fiserv, Inc. (a)	112,024	11,359,234
FleetCor Technologies, Inc. (a)	14,900	3,710,994
Fortinet, Inc. (a)	25,500	8,714,370
Gartner, Inc. (a)	15,100	4,491,646
Global Payments, Inc.	53,368	7,302,877
Hewlett Packard Enterprise Co.	240,653	4,021,312
HP, Inc.	212,053	7,697,524
Intel Corp.	760,836	37,707,032
International Business Machines Corp.	167,295	21,751,696
Intuit, Inc.	52,737	25,358,059
IPG Photonics Corp. (a)	6,400	702,464
Jack Henry & Associates, Inc.	13,600	2,679,880
Juniper Networks, Inc.	59,749	2,220,273
Keysight Technologies, Inc. (a)	33,800	5,339,386
KLA Corp.	28,332	10,371,212
Lam Research Corp.	25,877	13,911,734
Mastercard, Inc. Class A	161,151	57,592,144
Microchip Technology, Inc.	104,566	7,857,089
Micron Technology, Inc.	209,434	16,312,814
Microsoft Corp.	1,398,458	431,158,586
Monolithic Power Systems, Inc.	8,000	3,885,440
Motorola Solutions, Inc.	31,072	7,525,638
NetApp, Inc.	40,914	3,395,862
NortonLifeLock, Inc.	106,360	2,820,667
NVIDIA Corp.	466,576	127,309,927
NXP Semiconductors NV	50,300	9,309,524
Oracle Corp.	296,735	24,548,887
Paychex, Inc.	59,107	8,066,332
Paycom Software, Inc. (a)	8,800	3,048,144
PayPal Holdings, Inc. (a)	217,845	25,193,774
PTC, Inc. (a)	19,200	2,068,224
Qorvo, Inc. (a)	20,200	2,506,820
QUALCOMM, Inc.	210,626	32,187,865
salesforce.com, Inc. (a)	183,995	39,065,818
Seagate Technology Holdings PLC	37,424	3,364,418
Security Description	Shares	Value
ServiceNow, Inc. (a)	37,300	$20,771,997
Skyworks Solutions, Inc.	30,200	4,025,056
SolarEdge Technologies, Inc. (a)	9,600	3,094,752
Synopsys, Inc. (a)	28,900	9,631,503
TE Connectivity, Ltd.	61,251	8,022,656
Teledyne Technologies, Inc. (a)	8,590	4,059,892
Teradyne, Inc.	29,800	3,523,254
Texas Instruments, Inc.	172,593	31,667,364
Trimble, Inc. (a)	46,000	3,318,440
Tyler Technologies, Inc. (a)	7,500	3,336,675
VeriSign, Inc. (a)	17,701	3,937,765
Visa, Inc. Class A	309,360	68,606,767
Western Digital Corp. (a)	57,053	2,832,682
Zebra Technologies Corp. Class A (a)	9,800	4,054,260
		2,001,990,533
MATERIALS — 2.6%
Air Products & Chemicals, Inc.	41,802	10,446,738
Albemarle Corp.	21,400	4,732,610
Alcoa Corp.	1	90
Amcor PLC	280,226	3,174,961
Avery Dennison Corp.	15,170	2,639,125
Ball Corp.	59,832	5,384,880
Celanese Corp.	19,900	2,843,113
CF Industries Holdings, Inc.	39,320	4,052,319
Corteva, Inc.	134,182	7,712,781
Dow, Inc.	135,948	8,662,607
DuPont de Nemours, Inc.	95,373	7,017,545
Eastman Chemical Co.	24,636	2,760,710
Ecolab, Inc.	46,900	8,280,664
FMC Corp.	23,178	3,049,529
Freeport-McMoRan, Inc.	276,140	13,735,204
International Flavors & Fragrances, Inc.	46,876	6,156,225
International Paper Co.	70,903	3,272,173
Linde PLC (a)	95,863	30,621,518
LyondellBasell Industries NV Class A	48,258	4,961,888
Martin Marietta Materials, Inc.	11,445	4,405,066
Mosaic Co.	68,184	4,534,236
Newmont Corp.	150,233	11,936,012
Nucor Corp.	52,648	7,826,125
Packaging Corp. of America	17,400	2,716,314
PPG Industries, Inc.	43,654	5,721,730
Sealed Air Corp.	27,223	1,822,852
Sherwin-Williams Co.	45,427	11,339,488
Vulcan Materials Co.	24,371	4,476,953
Westrock Co.	49,036	2,306,163
		186,589,619
REAL ESTATE — 2.7%
Alexandria Real Estate Equities, Inc. REIT	27,700	5,574,625

See accompanying notes to schedule of investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
American Tower Corp. REIT	85,018	$21,358,222
AvalonBay Communities, Inc. REIT	25,769	6,400,246
Boston Properties, Inc. REIT	25,946	3,341,845
CBRE Group, Inc. Class A (a)	61,667	5,643,764
Crown Castle International Corp. REIT	81,258	15,000,227
Digital Realty Trust, Inc. REIT	53,400	7,572,120
Duke Realty Corp. REIT	69,600	4,040,976
Equinix, Inc. REIT	16,943	12,565,268
Equity Residential REIT	62,719	5,639,692
Essex Property Trust, Inc. REIT	11,945	4,126,758
Extra Space Storage, Inc. REIT	24,600	5,057,760
Federal Realty Investment Trust REIT	12,900	1,574,703
Healthpeak Properties, Inc. REIT	98,723	3,389,160
Host Hotels & Resorts, Inc. REIT	130,762	2,540,706
Iron Mountain, Inc. REIT	52,981	2,935,677
Kimco Realty Corp. REIT	113,253	2,797,349
Mid-America Apartment Communities, Inc. REIT	21,200	4,440,340
Prologis, Inc. REIT	137,850	22,260,018
Public Storage REIT	28,735	11,214,696
Realty Income Corp. REIT	104,100	7,214,130
Regency Centers Corp. REIT	28,300	2,018,922
SBA Communications Corp. REIT	20,000	6,882,000
Simon Property Group, Inc. REIT	61,780	8,127,777
UDR, Inc. REIT	58,200	3,338,934
Ventas, Inc. REIT	73,297	4,526,823
Vornado Realty Trust REIT	29,168	1,321,894
Welltower, Inc. REIT	81,919	7,875,693
Weyerhaeuser Co. REIT	137,587	5,214,547
		193,994,872
UTILITIES — 2.7%
AES Corp.	122,036	3,139,986
Alliant Energy Corp.	45,800	2,861,584
Ameren Corp.	47,104	4,416,471
American Electric Power Co., Inc.	94,709	9,449,117
American Water Works Co., Inc.	33,300	5,512,149
Atmos Energy Corp. (b)	25,900	3,094,791
CenterPoint Energy, Inc.	114,976	3,522,865
CMS Energy Corp.	52,955	3,703,673
Consolidated Edison, Inc.	65,252	6,178,059
Constellation Energy Corp.	59,594	3,352,163
Dominion Energy, Inc.	152,466	12,955,036
DTE Energy Co.	35,545	4,699,404
Duke Energy Corp.	143,892	16,066,981
Edison International	69,814	4,893,961
Security Description	Shares	Value
Entergy Corp.	36,898	$4,307,842
Evergy, Inc.	41,999	2,870,212
Eversource Energy	63,517	5,601,564
Exelon Corp.	179,884	8,567,875
FirstEnergy Corp.	108,693	4,984,661
NextEra Energy, Inc.	364,856	30,906,952
NiSource, Inc.	72,104	2,292,907
NRG Energy, Inc.	45,002	1,726,277
Pinnacle West Capital Corp.	20,704	1,616,982
PPL Corp.	137,219	3,918,975
Public Service Enterprise Group, Inc.	93,188	6,523,160
Sempra Energy	59,962	10,080,811
Southern Co.	199,259	14,448,270
WEC Energy Group, Inc.	57,982	5,787,183
Xcel Energy, Inc.	99,151	7,155,728
		194,635,639
TOTAL COMMON STOCKS (Cost $4,524,226,835)		7,140,869,083

SHORT-TERM INVESTMENTS — 3.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.29% (d) (e)	231,952,410	231,952,410
State Street Navigator Securities Lending Portfolio II (c) (f)	7,512,131	7,512,131
TOTAL SHORT-TERM INVESTMENTS (Cost $239,464,541)		239,464,541
TOTAL INVESTMENTS — 101.5% (Cost $4,763,691,376)		7,380,333,624
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%		(106,461,644)
NET ASSETS — 100.0%		$7,273,871,980
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2022.
(c)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(d)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2022.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to schedule of investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

At March 31, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	598	06/17/2022	$126,969,844	$135,469,425	$8,499,581

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$7,140,869,083	$—	$—	$7,140,869,083
Short-Term Investments	239,464,541	—	—	239,464,541
TOTAL INVESTMENTS	$7,380,333,624	$—	$—	$7,380,333,624
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	8,499,581	—	—	8,499,581
TOTAL OTHER FINANCIAL INSTRUMENTS:	$8,499,581	$—	$—	$8,499,581
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Corp.	63,678	$5,922,054	$351,290	$—	$—	$(394,661)	67,478	$5,878,683	$38,462
State Street Institutional U.S. Government Money Market Fund, Class G Shares	233,022,880	233,022,880	545,971,018	547,041,488	—	—	231,952,410	231,952,410	35,610
State Street Navigator Securities Lending Portfolio II	6,637,405	6,637,405	15,146,333	14,271,607	—	—	7,512,131	7,512,131	2,310
Total		$245,582,339	$561,468,641	$561,313,095	$—	$(394,661)		$245,343,224	$76,382
See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments
March 31, 2022 (Unaudited)

State Street Aggregate Bond Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Aggregate Bond Index Portfolio. The schedule of investments for the State Street Aggregate Bond Index Portfolio follows.
Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 25.1%
ADVERTISING — 0.0% (a)
Interpublic Group of Cos., Inc.:
2.40%, 3/1/2031	$100,000	$90,524
3.38%, 3/1/2041	70,000	62,505
4.65%, 10/1/2028	10,000	10,467
5.40%, 10/1/2048	25,000	29,927
Omnicom Group, Inc.:
2.45%, 4/30/2030	100,000	92,670
2.60%, 8/1/2031 (b)	200,000	184,952
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60%, 4/15/2026	100,000	101,353
		572,398
AEROSPACE & DEFENSE — 0.5%
Boeing Co.:
1.43%, 2/4/2024	100,000	96,749
1.95%, 2/1/2024	30,000	29,373
2.20%, 2/4/2026	1,400,000	1,324,610
2.60%, 10/30/2025 (b)	35,000	33,790
2.75%, 2/1/2026	550,000	533,791
2.95%, 2/1/2030	50,000	46,337
3.25%, 2/1/2028	50,000	48,291
3.25%, 3/1/2028	25,000	24,049
3.38%, 6/15/2046	25,000	20,681
3.50%, 3/1/2039	250,000	217,432
3.55%, 3/1/2038	165,000	146,840
3.63%, 2/1/2031	30,000	29,195
3.65%, 3/1/2047	100,000	85,141
3.75%, 2/1/2050	50,000	44,730
3.83%, 3/1/2059	250,000	208,852
4.51%, 5/1/2023	400,000	406,836
4.88%, 5/1/2025	335,000	345,948
5.04%, 5/1/2027	150,000	157,779
5.15%, 5/1/2030	200,000	213,012
5.71%, 5/1/2040	150,000	168,017
5.81%, 5/1/2050	200,000	230,798
5.93%, 5/1/2060	150,000	173,636
General Dynamics Corp.:
1.15%, 6/1/2026	35,000	32,549
2.25%, 6/1/2031 (b)	45,000	42,189
2.38%, 11/15/2024	250,000	248,225
2.85%, 6/1/2041	790,000	715,882
3.63%, 4/1/2030	100,000	103,177
4.25%, 4/1/2050	60,000	67,443
Security Description	Principal Amount	Value
L3Harris Technologies, Inc.:
2.90%, 12/15/2029	$15,000	$14,421
3.83%, 4/27/2025	50,000	50,669
3.85%, 6/15/2023	70,000	70,951
3.85%, 12/15/2026	50,000	50,878
4.40%, 6/15/2028	100,000	103,714
Lockheed Martin Corp.:
1.85%, 6/15/2030 (b)	395,000	358,838
2.80%, 6/15/2050 (b)	400,000	351,052
3.55%, 1/15/2026	100,000	102,481
3.60%, 3/1/2035	50,000	50,494
4.70%, 5/15/2046	110,000	127,285
Northrop Grumman Corp.:
2.93%, 1/15/2025	150,000	149,820
3.25%, 8/1/2023	200,000	202,124
3.25%, 1/15/2028	150,000	150,047
4.03%, 10/15/2047	100,000	105,161
4.75%, 6/1/2043	25,000	28,174
Raytheon Technologies Corp.:
1.90%, 9/1/2031	125,000	110,761
2.25%, 7/1/2030	700,000	648,697
2.38%, 3/15/2032	750,000	689,902
2.82%, 9/1/2051	200,000	168,894
3.13%, 5/4/2027	200,000	200,542
3.13%, 7/1/2050	200,000	179,916
3.50%, 3/15/2027	136,000	138,029
4.13%, 11/16/2028	60,000	62,727
4.35%, 4/15/2047	450,000	483,601
4.45%, 11/16/2038	20,000	21,703
4.50%, 6/1/2042	100,000	110,081
4.63%, 11/16/2048	35,000	39,512
Teledyne Technologies, Inc. 2.75%, 4/1/2031	250,000	231,632
		10,797,458
AGRICULTURE — 0.3%
Altria Group, Inc.:
2.45%, 2/4/2032	250,000	217,372
3.88%, 9/16/2046	100,000	84,783
4.40%, 2/14/2026	117,000	121,116
4.45%, 5/6/2050	500,000	454,155
4.50%, 5/2/2043	25,000	23,042
4.80%, 2/14/2029	40,000	42,008
5.80%, 2/14/2039	285,000	308,812
5.95%, 2/14/2049	75,000	81,608
Archer-Daniels-Midland Co.:
2.90%, 3/1/2032	115,000	112,536
3.25%, 3/27/2030	250,000	252,007
See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
BAT Capital Corp.:
2.26%, 3/25/2028	$525,000	$471,985
2.73%, 3/25/2031	50,000	44,113
2.79%, 9/6/2024	70,000	69,123
3.22%, 8/15/2024	50,000	49,984
3.22%, 9/6/2026	100,000	97,051
3.46%, 9/6/2029	100,000	94,186
3.56%, 8/15/2027	100,000	97,313
3.73%, 9/25/2040	30,000	24,622
3.98%, 9/25/2050	250,000	204,015
4.39%, 8/15/2037	100,000	93,062
4.54%, 8/15/2047	105,000	93,729
4.70%, 4/2/2027	250,000	256,145
4.76%, 9/6/2049	100,000	91,690
BAT International Finance PLC:
1.67%, 3/25/2026	525,000	482,601
4.45%, 3/16/2028	250,000	250,587
Bunge, Ltd. Finance Corp.:
2.75%, 5/14/2031	200,000	183,646
3.75%, 9/25/2027	30,000	30,182
Philip Morris International, Inc.:
0.88%, 5/1/2026	150,000	137,037
1.75%, 11/1/2030	150,000	130,064
2.13%, 5/10/2023	75,000	74,789
2.75%, 2/25/2026	125,000	123,776
3.13%, 3/2/2028	200,000	197,058
4.13%, 3/4/2043	25,000	23,786
4.25%, 11/10/2044	250,000	242,722
4.50%, 3/20/2042	50,000	50,186
Reynolds American, Inc.:
5.70%, 8/15/2035	25,000	26,431
5.85%, 8/15/2045	175,000	178,882
		5,516,204
AIRLINES — 0.1%
American Airlines 2017-2 Pass Through Trust Series AA, Class AA, 3.35%, 4/15/2031	81,057	77,148
American Airlines 2019-1 Pass Through Trust Series AA, Class AA, 3.15%, 8/15/2033	66,868	62,940
Delta Air Lines 2020-1 Pass Through Trust Series AA, Class AA, 2.00%, 12/10/2029	91,031	83,281
JetBlue 2020-1 Pass Through Trust Series 1A, 4.00%, 5/15/2034	23,364	23,222
Southwest Airlines Co.:
2.63%, 2/10/2030	100,000	92,011
4.75%, 5/4/2023	250,000	255,610
5.13%, 6/15/2027	100,000	106,908
Security Description	Principal Amount	Value
5.25%, 5/4/2025	$90,000	$94,453
United Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.10%, 1/7/2030	38,128	36,817
United Airlines 2018-1 Pass Through Trust Series AA, Class AA, 3.50%, 9/1/2031	95,898	92,693
United Airlines 2019-1 Pass Through Trust Series AA, Class AA, 4.15%, 2/25/2033	63,706	64,014
United Airlines 2019-2 Pass Through Trust Series AA, Class AA, 2.70%, 11/1/2033	60,813	55,493
United Airlines 2020-1 Class B Pass Through Trust Series 2020-1, Class B, 4.88%, 7/15/2027	483,840	474,841
United Airlines 2020-1 Pass Through Trust Series 20-1, Class A, 5.88%, 4/15/2029	516,292	528,533
		2,047,964
APPAREL — 0.1%
NIKE, Inc.:
2.38%, 11/1/2026	50,000	49,047
2.40%, 3/27/2025	500,000	497,215
2.85%, 3/27/2030	500,000	493,605
3.25%, 3/27/2040	200,000	194,416
3.38%, 3/27/2050	150,000	148,972
3.88%, 11/1/2045	30,000	31,381
Ralph Lauren Corp.:
2.95%, 6/15/2030 (b)	15,000	14,470
3.75%, 9/15/2025	25,000	25,561
VF Corp.:
2.40%, 4/23/2025	100,000	98,522
2.95%, 4/23/2030	65,000	61,921
		1,615,110
AUTO MANUFACTURERS — 0.4%
American Honda Finance Corp.:
1.50%, 1/13/2025	100,000	96,451
Series MTN, 0.75%, 8/9/2024	65,000	61,978
Series MTN, 0.88%, 7/7/2023	500,000	491,830
Series MTN, 1.30%, 9/9/2026	85,000	78,927
Series MTN, 2.00%, 3/24/2028	115,000	106,782
Series MTN, 2.15%, 9/10/2024	100,000	98,515

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 2.25%, 1/12/2029	$100,000	$93,264
Series MTN, 2.90%, 2/16/2024	50,000	50,164
Series MTN, 3.63%, 10/10/2023	300,000	304,629
Cummins, Inc. 1.50%, 9/1/2030	200,000	173,252
General Motors Co.:
5.15%, 4/1/2038	200,000	203,378
5.20%, 4/1/2045	200,000	202,482
5.40%, 10/2/2023	250,000	259,045
6.13%, 10/1/2025	250,000	268,657
6.60%, 4/1/2036	100,000	115,999
6.75%, 4/1/2046	25,000	30,233
General Motors Financial Co., Inc.:
1.05%, 3/8/2024	50,000	48,151
1.20%, 10/15/2024	45,000	42,822
1.25%, 1/8/2026	500,000	456,850
1.50%, 6/10/2026	500,000	456,630
1.70%, 8/18/2023	300,000	296,766
2.40%, 4/10/2028	100,000	90,837
2.40%, 10/15/2028	1,000,000	899,030
2.70%, 6/10/2031	500,000	440,275
3.70%, 5/9/2023	100,000	100,963
3.95%, 4/13/2024	150,000	152,313
4.00%, 1/15/2025	35,000	35,456
4.15%, 6/19/2023	200,000	203,194
4.35%, 1/17/2027	185,000	188,341
5.25%, 3/1/2026	100,000	104,807
Lear Corp. 4.25%, 5/15/2029	25,000	25,331
PACCAR Financial Corp.:
2.00%, 2/4/2027	105,000	100,817
Series MTN, 0.90%, 11/8/2024	75,000	71,642
Series MTN, 1.10%, 5/11/2026	70,000	64,987
Series MTN, 2.65%, 4/6/2023	80,000	80,482
Toyota Motor Credit Corp.:
Series GMTN, 3.05%, 1/11/2028	50,000	49,648
Series GMTN, 3.45%, 9/20/2023	100,000	101,322
Series MTN, 0.40%, 4/6/2023 (b)	55,000	54,090
Series MTN, 0.45%, 1/11/2024	750,000	724,170
Series MTN, 0.80%, 10/16/2025	100,000	92,844
Series MTN, 1.15%, 8/13/2027	60,000	54,191
Series MTN, 1.35%, 8/25/2023	150,000	148,050
Security Description	Principal Amount	Value
Series MTN, 1.80%, 2/13/2025	$150,000	$145,668
Series MTN, 1.90%, 4/6/2028 (b)	100,000	92,921
Series MTN, 2.90%, 4/17/2024	50,000	50,275
Series MTN, 3.00%, 4/1/2025	500,000	500,740
Series MTN, 3.40%, 4/14/2025	100,000	101,076
		8,610,275
AUTO PARTS & EQUIPMENT — 0.0% (a)
Aptiv PLC:
3.10%, 12/1/2051	250,000	198,757
4.40%, 10/1/2046	30,000	29,096
Aptiv PLC 4.35%, 3/15/2029	45,000	46,395
Aptiv PLC/Aptiv Corp. 4.15%, 5/1/2052	500,000	470,720
BorgWarner, Inc. 2.65%, 7/1/2027 (b)	50,000	48,357
Lear Corp.:
3.50%, 5/30/2030	25,000	24,064
5.25%, 5/15/2049 (b)	30,000	32,200
		849,589
BANKS — 5.4%
Banco Bilbao Vizcaya Argentaria SA 1.13%, 9/18/2025	200,000	183,964
Banco Santander SA:
1.85%, 3/25/2026	200,000	187,054
2.75%, 5/28/2025	200,000	195,024
2.75%, 12/3/2030	200,000	175,836
2.96%, 3/25/2031	200,000	184,654
4.38%, 4/12/2028	200,000	202,756
1 year CMT + 0.90%, 1.72%, 9/14/2027 (c)	200,000	181,302
1 year CMT + 1.60%, 3.23%, 11/22/2032 (c)	400,000	358,884
Bank of America Corp.:
6.11%, 1/29/2037	75,000	89,599
3 Month USD LIBOR + 0.81%, 3.37%, 1/23/2026 (c)	250,000	249,965
3 Month USD LIBOR + 1.04%, 3.42%, 12/20/2028 (c)	750,000	743,295
3 Month USD LIBOR + 1.19%, 3.95%, 1/23/2049 (c)	100,000	101,453
3 Month USD LIBOR + 1.81%, 4.24%, 4/24/2038 (c)	200,000	208,882
5 year CMT + 1.20%, 2.48%, 9/21/2036 (c)	200,000	172,230

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
5 year CMT + 2.00%, 3.85%, 3/8/2037 (c)	$200,000	$191,626
SOFR + 0.67%, 1.84%, 2/4/2025 (b)	200,000	195,700
SOFR + 0.69%, 0.98%, 4/22/2025 (c)	150,000	143,723
SOFR + 0.96%, 1.73%, 7/22/2027 (c)	770,000	715,761
SOFR + 1.05%, 2.55%, 2/4/2028 (c)	200,000	191,288
SOFR + 1.21%, 2.57%, 10/20/2032 (c)	200,000	182,154
SOFR + 1.22%, 2.30%, 7/21/2032 (c)	200,000	177,990
SOFR + 1.32%, 2.69%, 4/22/2032 (c)	150,000	137,871
SOFR + 1.33%, 2.97%, 2/4/2033 (c)	125,000	117,243
SOFR + 1.33%, 3.38%, 4/2/2026 (c)	500,000	499,305
SOFR + 1.56%, 2.97%, 7/21/2052 (c)	200,000	170,912
SOFR + 1.58%, 3.31%, 4/22/2042 (c)	700,000	647,710
SOFR + 2.15%, 2.59%, 4/29/2031 (c)	735,000	678,964
Series GMTN, 3.50%, 4/19/2026	130,000	131,802
Series GMTN, 3 Month USD LIBOR + 1.37%, 3.59%, 7/21/2028 (c)	250,000	250,610
Series L, 3.95%, 4/21/2025	50,000	50,921
Series MTN, 4.00%, 4/1/2024	50,000	51,349
Series MTN, 4.13%, 1/22/2024	25,000	25,661
Series MTN, 4.20%, 8/26/2024	50,000	51,239
Series MTN, 4.88%, 4/1/2044	50,000	56,349
Series MTN, 5.00%, 1/21/2044	100,000	115,467
Series MTN, 3 Month USD LIBOR + 0.64%, 2.02%, 2/13/2026 (c)	500,000	481,375
Series MTN, 3 Month USD LIBOR + 0.87%, 2.46%, 10/22/2025 (c)	75,000	73,679
Series MTN, 3 Month USD LIBOR + 0.94%, 3.86%, 7/23/2024 (c)	500,000	505,960
Series MTN, 3 Month USD LIBOR + 0.99%, 2.50%, 2/13/2031 (c)	250,000	229,398
Series MTN, 3 Month USD LIBOR + 1.06%, 3.56%, 4/23/2027 (c)	250,000	250,902
Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (c)	$250,000	$249,150
Series MTN, 3 Month USD LIBOR + 1.18%, 3.19%, 7/23/2030 (c)	100,000	96,824
Series MTN, 3 Month USD LIBOR + 1.19%, 2.88%, 10/22/2030 (c)	75,000	71,069
Series MTN, 3 Month USD LIBOR + 1.21%, 3.97%, 2/7/2030 (c)	150,000	152,477
Series MTN, 3 Month USD LIBOR + 1.31%, 4.27%, 7/23/2029 (c)	500,000	516,375
Series MTN, 3 Month USD LIBOR + 1.32%, 4.08%, 4/23/2040 (c)	150,000	153,936
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (c)	150,000	162,597
Series MTN, 3 Month USD LIBOR + 3.15%, 4.08%, 3/20/2051 (c)	600,000	619,506
Series MTN, SOFR + 0.41%, 0.52%, 6/14/2024 (c)	700,000	680,442
Series MTN, SOFR + 0.74%, 0.81%, 10/24/2024 (c)	100,000	96,714
Series MTN, SOFR + 0.91%, 0.98%, 9/25/2025 (c)	250,000	237,212
Series MTN, SOFR + 1.01%, 1.20%, 10/24/2026 (c)	100,000	92,536
Series MTN, SOFR + 1.06%, 2.09%, 6/14/2029 (b) (c)	700,000	639,674
Series MTN, SOFR + 1.15%, 1.32%, 6/19/2026 (c)	200,000	187,304
Series MTN, SOFR + 1.37%, 1.92%, 10/24/2031 (c)	100,000	87,143
Series MTN, SOFR + 1.46%, 1.49%, 5/19/2024 (c)	400,000	394,520
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (c)	500,000	436,660
Series MTN, SOFR + 1.88%, 2.83%, 10/24/2051 (c)	275,000	234,107
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (c)	350,000	296,635

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series N, SOFR + 0.91%, 1.66%, 3/11/2027 (c)	$600,000	$560,412
Series N, SOFR + 1.22%, 2.65%, 3/11/2032 (c)	150,000	137,925
Series N, SOFR + 1.65%, 3.48%, 3/13/2052 (c)	350,000	331,663
Bank of Montreal:
0.45%, 12/8/2023	250,000	241,100
5 year CMT + 1.40%, 3.09%, 1/10/2037 (c)	200,000	182,304
Series MTN, 0.40%, 9/15/2023	70,000	67,919
Series MTN, 1.25%, 9/15/2026 (b)	100,000	91,813
Series MTN, 1.50%, 1/10/2025	500,000	479,115
Series MTN, 1.85%, 5/1/2025	500,000	481,715
Series MTN, 2.50%, 6/28/2024	65,000	64,708
Bank of New York Mellon Corp.:
Series G, 3.00%, 2/24/2025	100,000	100,569
Series J, 0.85%, 10/25/2024	150,000	143,676
Series J, 1.90%, 1/25/2029	150,000	137,769
Series MTN, 0.50%, 4/26/2024	100,000	95,854
Series MTN, 0.75%, 1/28/2026	250,000	231,455
Series MTN, 1.65%, 7/14/2028 (b)	100,000	91,755
Series MTN, 2.20%, 8/16/2023	200,000	199,902
Series MTN, 3.25%, 5/16/2027 (b)	100,000	101,120
Series MTN, 3.30%, 8/23/2029 (b)	250,000	249,397
Series MTN, 3 Month USD LIBOR + 1.07%, 3.44%, 2/7/2028 (c)	250,000	253,205
Bank of Nova Scotia:
0.40%, 9/15/2023	160,000	155,395
0.70%, 4/15/2024	165,000	158,261
1.05%, 3/2/2026	250,000	229,843
1.30%, 6/11/2025	150,000	141,617
1.30%, 9/15/2026	200,000	184,010
1.35%, 6/24/2026 (b)	100,000	92,871
1.63%, 5/1/2023	400,000	397,316
2.15%, 8/1/2031	100,000	90,143
2.95%, 3/11/2027	100,000	98,170
Barclays PLC:
4.38%, 1/12/2026	50,000	51,108
5.25%, 8/17/2045	25,000	27,849
1 year CMT + 0.80%, 1.01%, 12/10/2024 (c)	245,000	235,224
Security Description	Principal Amount	Value
1 year CMT + 1.05%, 2.28%, 11/24/2027 (c)	$200,000	$186,014
1 year CMT + 1.20%, 2.67%, 3/10/2032 (c)	200,000	179,308
1 year CMT + 1.30%, 2.89%, 11/24/2032 (c)	200,000	181,520
1 year CMT + 1.30%, 3.33%, 11/24/2042 (c)	250,000	217,660
1 year CMT + 1.70%, 3.81%, 3/10/2042 (c)	550,000	490,231
3 Month USD LIBOR + 1.36%, 4.34%, 5/16/2024 (c)	250,000	254,010
3 Month USD LIBOR + 1.61%, 3.93%, 5/7/2025 (c)	250,000	251,957
3 Month USD LIBOR + 1.90%, 4.97%, 5/16/2029 (c)	200,000	209,984
SOFR + 2.71%, 2.85%, 5/7/2026 (c)	200,000	194,446
5 year CMT + 2.90%, 3.56%, 9/23/2035 (c)	250,000	230,008
BNP Paribas SA Series MTN, 4.25%, 10/15/2024	250,000	256,362
BPCE SA 4.00%, 4/15/2024	250,000	254,580
Canadian Imperial Bank of Commerce:
0.45%, 6/22/2023	75,000	73,218
0.50%, 12/14/2023	200,000	193,096
0.95%, 6/23/2023	500,000	490,805
0.95%, 10/23/2025	45,000	41,498
1.25%, 6/22/2026	100,000	91,923
3.10%, 4/2/2024	100,000	100,401
3.60%, 4/7/2032	90,000	89,618
Citibank NA Series BKNT, 3.65%, 1/23/2024	250,000	254,510
Citigroup, Inc.:
3.20%, 10/21/2026	300,000	297,696
3.75%, 6/16/2024	25,000	25,435
4.13%, 7/25/2028	70,000	71,105
4.30%, 11/20/2026	50,000	51,473
4.40%, 6/10/2025	250,000	257,252
4.45%, 9/29/2027	150,000	154,641
4.65%, 7/30/2045	25,000	27,672
4.65%, 7/23/2048	250,000	282,732
5.30%, 5/6/2044	50,000	56,868
6.68%, 9/13/2043	175,000	232,453
3 Month USD LIBOR + 0.90%, 3.35%, 4/24/2025 (c)	250,000	250,672
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (c)	250,000	248,277

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.19%, 4.08%, 4/23/2029 (c)	$250,000	$255,262
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (c)	100,000	100,092
3 Month USD LIBOR + 1.56%, 3.89%, 1/10/2028 (c)	250,000	252,710
3 Month USD LIBOR + 1.84%, 4.28%, 4/24/2048 (c)	150,000	160,979
SOFR + 0.53%, 1.28%, 11/3/2025 (c)	60,000	57,087
SOFR + 0.67%, 0.98%, 5/1/2025 (c)	650,000	620,230
SOFR + 0.69%, 0.78%, 10/30/2024 (c)	600,000	579,756
SOFR + 0.69%, 2.01%, 1/25/2026 (c)	145,000	139,618
SOFR + 0.77%, 1.12%, 1/28/2027 (c)	1,000,000	918,820
SOFR + 0.77%, 1.46%, 6/9/2027 (c)	500,000	460,365
SOFR + 1.17%, 2.56%, 5/1/2032 (c)	860,000	778,885
SOFR + 1.18%, 2.52%, 11/3/2032 (c)	145,000	130,029
SOFR + 1.35%, 3.06%, 1/25/2033 (c)	135,000	126,359
SOFR + 1.42%, 2.98%, 11/5/2030 (c)	100,000	95,108
SOFR + 1.67%, 1.68%, 5/15/2024 (c)	500,000	495,550
SOFR + 1.94%, 3.79%, 3/17/2033 (c)	500,000	496,875
SOFR + 2.11%, 2.57%, 6/3/2031 (c)	150,000	137,252
SOFR + 2.84%, 3.11%, 4/8/2026 (c)	250,000	247,897
SOFR + 3.91%, 4.41%, 3/31/2031 (c)	250,000	260,320
SOFR + 4.55%, 5.32%, 3/26/2041 (c)	250,000	291,380
Series VAR, SOFR + 1.28%, 3.07%, 2/24/2028 (c)	200,000	195,164
Citizens Bank NA/Providence RI Series BKNT, 2.25%, 4/28/2025	250,000	242,532
Citizens Financial Group, Inc.:
2.50%, 2/6/2030	75,000	69,407
2.85%, 7/27/2026 (b)	25,000	24,628
Comerica, Inc.:
3.70%, 7/31/2023	50,000	50,675
4.00%, 2/1/2029	50,000	51,771
Security Description	Principal Amount	Value
Cooperatieve Rabobank UA:
4.38%, 8/4/2025	$250,000	$254,217
5.75%, 12/1/2043	50,000	60,730
Series BKNT, 3.75%, 7/21/2026	500,000	496,895
Credit Suisse AG:
0.50%, 2/2/2024 (b)	500,000	478,315
1.00%, 5/5/2023	250,000	246,292
2.95%, 4/9/2025 (b)	500,000	494,780
Series MTN, 3.63%, 9/9/2024	500,000	505,795
Credit Suisse Group Funding Guernsey, Ltd. 3.80%, 6/9/2023	150,000	151,433
Deutsche Bank AG:
0.90%, 5/28/2024	150,000	142,986
3.70%, 5/30/2024	50,000	50,224
SOFR + 1.22%, 2.31%, 11/16/2027 (c)	500,000	460,020
SOFR + 1.31%, 2.55%, 1/7/2028 (c)	500,000	462,060
SOFR + 1.72%, 3.04%, 5/28/2032 (c)	150,000	135,000
SOFR + 1.87%, 2.13%, 11/24/2026 (c)	500,000	464,280
SOFR + 2.16%, 2.22%, 9/18/2024 (c)	250,000	244,695
Discover Bank Series BKNT, 3.45%, 7/27/2026	25,000	24,915
Fifth Third Bancorp:
2.55%, 5/5/2027	500,000	484,185
3.95%, 3/14/2028	100,000	102,424
Fifth Third Bank NA Series BKNT, 3.85%, 3/15/2026	225,000	228,827
Goldman Sachs Group, Inc.:
1.22%, 12/6/2023	200,000	195,320
2.60%, 2/7/2030 (b)	750,000	695,700
3.50%, 1/23/2025	50,000	50,499
3.50%, 4/1/2025	250,000	252,027
3.50%, 11/16/2026	250,000	251,017
3.75%, 2/25/2026	50,000	50,851
3.80%, 3/15/2030	250,000	251,857
4.00%, 3/3/2024	800,000	816,472
4.75%, 10/21/2045	50,000	56,010
5.15%, 5/22/2045	250,000	280,530
5.95%, 1/15/2027	50,000	54,970
6.25%, 2/1/2041	200,000	258,232
6.75%, 10/1/2037	150,000	189,485
3 Month USD LIBOR + 1.30%, 4.22%, 5/1/2029 (c)	500,000	512,170
3 Month USD LIBOR + 1.37%, 4.02%, 10/31/2038 (c)	200,000	201,510

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (c)	$350,000	$368,578
3 Month USD LIBOR + 1.51%, 3.69%, 6/5/2028 (c)	250,000	250,582
SOFR + 0.49%, 0.93%, 10/21/2024 (c)	140,000	135,705
SOFR + 0.51%, 0.66%, 9/10/2024 (c)	100,000	96,770
SOFR + 0.61%, 0.86%, 2/12/2026 (c)	535,000	499,128
SOFR + 0.73%, 1.76%, 1/24/2025 (c)	110,000	107,267
SOFR + 0.80%, 1.43%, 3/9/2027 (c)	80,000	73,834
SOFR + 0.82%, 1.54%, 9/10/2027 (c)	900,000	824,832
SOFR + 0.91%, 1.95%, 10/21/2027 (c)	230,000	213,849
SOFR + 1.09%, 1.99%, 1/27/2032 (c)	90,000	77,945
SOFR + 1.11%, 2.64%, 2/24/2028 (c)	590,000	564,671
SOFR + 1.26%, 2.65%, 10/21/2032 (c)	115,000	104,455
SOFR + 1.28%, 2.62%, 4/22/2032 (c)	180,000	163,609
SOFR + 1.41%, 3.10%, 2/24/2033 (c)	200,000	188,720
SOFR + 1.51%, 3.21%, 4/22/2042 (c)	155,000	139,196
SOFR + 1.63%, 3.44%, 2/24/2043 (c)	100,000	92,539
SOFR + 1.85%, 3.62%, 3/15/2028 (c)	500,000	500,025
3 Month USD LIBOR + 1.20%, 3.27%, 9/29/2025 (c)	325,000	325,117
SOFR + 1.25%, 2.38%, 7/21/2032 (c)	525,000	466,531
Series MTN, 4.80%, 7/8/2044	50,000	55,520
Series VAR, SOFR + 0.79%, 1.09%, 12/9/2026 (c)	450,000	412,555
HSBC Holdings PLC:
3.60%, 5/25/2023	250,000	252,915
4.30%, 3/8/2026	250,000	256,787
4.95%, 3/31/2030	250,000	267,470
5.25%, 3/14/2044	250,000	275,440
6.50%, 9/15/2037	200,000	244,326
3 Month USD LIBOR + 0.99%, 3.95%, 5/18/2024 (c)	250,000	252,487
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.21%, 3.80%, 3/11/2025 (c)	$750,000	$753,967
3 Month USD LIBOR + 1.35%, 4.29%, 9/12/2026 (c)	200,000	202,800
3 Month USD LIBOR + 1.53%, 4.58%, 6/19/2029 (c)	250,000	257,900
3 Month USD LIBOR + 1.55%, 4.04%, 3/13/2028 (c)	250,000	251,007
SOFR + 0.71%, 0.98%, 5/24/2025 (c)	550,000	521,741
SOFR + 1.19%, 2.80%, 5/24/2032 (c)	200,000	182,080
SOFR + 1.29%, 1.59%, 5/24/2027 (c)	750,000	686,055
SOFR + 1.29%, 2.21%, 8/17/2029 (c)	200,000	180,160
SOFR + 1.54%, 1.65%, 4/18/2026 (c)	350,000	329,934
SOFR + 1.73%, 2.01%, 9/22/2028 (c)	200,000	181,528
SOFR + 1.93%, 2.10%, 6/4/2026 (c)	500,000	475,365
SOFR + 2.39%, 2.85%, 6/4/2031 (b) (c)	200,000	185,040
SOFR + 2.53%, 4.76%, 3/29/2033 (c)	500,000	513,655
Huntington Bancshares, Inc. 4.00%, 5/15/2025	100,000	101,991
Huntington National Bank Series BKNT, 3.55%, 10/6/2023	250,000	252,907
ING Groep NV:
3.55%, 4/9/2024	200,000	202,402
4.55%, 10/2/2028	200,000	207,608
SOFR + 1.83%, 4.02%, 3/28/2028 (c)	200,000	201,378
Series VAR, SOFR + 1.01%, 1.73%, 4/1/2027 (c)	500,000	461,820
Intesa Sanpaolo SpA 5.25%, 1/12/2024	50,000	51,252
JPMorgan Chase & Co.:
2.70%, 5/18/2023 (b)	125,000	125,493
2.95%, 10/1/2026	350,000	347,756
3.38%, 5/1/2023	75,000	75,860
3.88%, 2/1/2024	50,000	51,102
4.13%, 12/15/2026	50,000	51,727
4.25%, 10/1/2027	80,000	82,652
4.85%, 2/1/2044	50,000	56,730
4.95%, 6/1/2045	50,000	56,749
5.40%, 1/6/2042	50,000	59,798
5.50%, 10/15/2040	150,000	180,140
5.63%, 8/16/2043	250,000	303,847

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.73%, 3.56%, 4/23/2024 (c)	$75,000	$75,762
3 Month USD LIBOR + 0.89%, 3.80%, 7/23/2024 (c)	200,000	202,308
3 Month USD LIBOR + 0.95%, 3.51%, 1/23/2029 (c)	185,000	184,732
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025 (c)	100,000	100,401
3 Month USD LIBOR + 1.16%, 3.70%, 5/6/2030 (c)	125,000	125,875
3 Month USD LIBOR + 1.26%, 4.20%, 7/23/2029 (c)	200,000	206,482
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (c)	250,000	253,175
3 Month USD LIBOR + 1.36%, 3.88%, 7/24/2038 (c)	200,000	203,208
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (b) (c)	200,000	200,598
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (c)	100,000	102,254
3 Month USD LIBOR + 1.46%, 4.03%, 7/24/2048 (c)	50,000	51,743
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (c)	100,000	106,606
SOFR + 0.42%, 0.56%, 2/16/2025 (c)	120,000	114,865
SOFR + 0.49%, 0.77%, 8/9/2025 (c)	165,000	156,559
SOFR + 0.54%, 0.82%, 6/1/2025 (c)	750,000	715,830
SOFR + 0.58%, 0.97%, 6/23/2025 (c)	100,000	95,503
SOFR + 0.60%, 0.65%, 9/16/2024 (c)	350,000	340,333
SOFR + 0.61%, 1.56%, 12/10/2025 (c)	700,000	670,033
SOFR + 0.70%, 1.04%, 2/4/2027 (c)	250,000	228,970
SOFR + 0.77%, 1.47%, 9/22/2027 (c)	115,000	106,316
SOFR + 0.80%, 1.05%, 11/19/2026 (c)	600,000	554,700
SOFR + 0.89%, 1.58%, 4/22/2027 (c)	135,000	125,758
SOFR + 0.92%, 2.60%, 2/24/2026 (c)	200,000	196,448
Security Description	Principal Amount	Value
SOFR + 1.07%, 1.95%, 2/4/2032 (c)	$650,000	$567,911
SOFR + 1.11%, 1.76%, 11/19/2031 (c)	100,000	86,501
SOFR + 1.17%, 2.95%, 2/24/2028 (c)	120,000	117,102
SOFR + 1.18%, 2.55%, 11/8/2032 (c)	155,000	141,476
SOFR + 1.25%, 2.58%, 4/22/2032 (c)	905,000	829,939
SOFR + 1.26%, 2.96%, 1/25/2033 (c)	100,000	94,376
SOFR + 1.46%, 1.51%, 6/1/2024 (c)	200,000	197,316
SOFR + 1.46%, 3.16%, 4/22/2042 (c)	200,000	181,272
SOFR + 1.51%, 2.53%, 11/19/2041 (c)	100,000	82,789
SOFR + 1.58%, 3.33%, 4/22/2052 (c)	985,000	911,342
SOFR + 1.59%, 2.01%, 3/13/2026 (c)	720,000	694,901
SOFR + 1.85%, 2.08%, 4/22/2026 (c)	250,000	240,967
SOFR + 1.89%, 2.18%, 6/1/2028 (c)	200,000	187,746
SOFR + 2.04%, 2.52%, 4/22/2031 (b) (c)	500,000	462,995
SOFR + 2.44%, 3.11%, 4/22/2051 (c)	250,000	222,335
SOFR + 2.46%, 3.11%, 4/22/2041 (c)	165,000	149,078
SOFR + 2.52%, 2.96%, 5/13/2031 (c)	565,000	529,716
SOFR + 3.79%, 4.49%, 3/24/2031 (c)	250,000	265,337
KeyBank NA Series BKNT, 3.40%, 5/20/2026	25,000	24,948
KeyCorp.:
Series MTN, 2.25%, 4/6/2027 (b)	100,000	95,063
Series MTN, 4.15%, 10/29/2025	65,000	66,885
Kreditanstalt fuer Wiederaufbau:
1.00%, 10/1/2026 (b)	500,000	468,280
1.25%, 1/31/2025	500,000	482,530
Landwirtschaftliche Rentenbank:
2.00%, 1/13/2025	25,000	24,628
Series GMTN, 1.75%, 7/27/2026	50,000	48,417
Lloyds Banking Group PLC:
3.75%, 1/11/2027	100,000	100,241
3.90%, 3/12/2024	250,000	253,905
4.34%, 1/9/2048 (b)	200,000	195,266

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.55%, 8/16/2028	$250,000	$257,952
4.65%, 3/24/2026	100,000	102,291
1 year CMT + 0.55%, 0.70%, 5/11/2024 (c)	200,000	194,852
1 year CMT + 0.85%, 1.63%, 5/11/2027 (c)	200,000	183,474
1 year CMT + 3.50%, 3.87%, 7/9/2025 (c)	250,000	252,330
1 year CMT + 1.60%, 3.51%, 3/18/2026 (c)	200,000	199,054
1 year CMT + 1.80%, 3.75%, 3/18/2028 (c)	200,000	199,350
Mitsubishi UFJ Financial Group, Inc.:
1.41%, 7/17/2025	500,000	468,330
2.19%, 2/25/2025	250,000	242,012
2.76%, 9/13/2026	25,000	24,277
3.29%, 7/25/2027 (b)	50,000	49,603
3.41%, 3/7/2024 (b)	250,000	252,347
3.68%, 2/22/2027	50,000	50,550
3.74%, 3/7/2029 (b)	250,000	252,777
3.76%, 7/26/2023	100,000	101,541
3.78%, 3/2/2025 (b)	50,000	50,855
3.85%, 3/1/2026	25,000	25,325
3.96%, 3/2/2028	50,000	50,820
4.05%, 9/11/2028 (b)	100,000	102,148
4.29%, 7/26/2038 (b)	35,000	36,808
1 year CMT + 0.55%, 0.95%, 7/19/2025 (c)	100,000	94,904
1 year CMT + 0.67%, 1.64%, 10/13/2027 (c)	500,000	459,680
1 year CMT + 0.68%, 0.85%, 9/15/2024 (c)	250,000	242,160
1 year CMT + 0.75%, 1.54%, 7/20/2027 (c)	100,000	91,908
1 year CMT + 0.95%, 2.31%, 7/20/2032 (c)	500,000	447,250
Mizuho Financial Group, Inc.:
2.56%, 9/13/2031	215,000	188,177
4.02%, 3/5/2028	200,000	202,966
SOFR + 1.24%, 2.84%, 7/16/2025 (c)	200,000	197,446
SOFR + 1.57%, 2.87%, 9/13/2030 (b) (c)	200,000	188,692
SOFR + 1.77%, 2.20%, 7/10/2031 (c)	500,000	444,080
Morgan Stanley:
3.63%, 1/20/2027	100,000	100,951
3.95%, 4/23/2027	25,000	25,476
4.30%, 1/27/2045	50,000	52,594
4.38%, 1/22/2047	100,000	108,201
6.38%, 7/24/2042	65,000	86,950
3 Month USD LIBOR + 0.85%, 3.74%, 4/24/2024 (c)	250,000	252,487
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (c)	$100,000	$100,400
3 Month USD LIBOR + 1.43%, 4.46%, 4/22/2039 (c)	250,000	268,700
3 Month USD LIBOR + 1.46%, 3.97%, 7/22/2038 (c)	100,000	100,750
SOFR + 0.53%, 0.79%, 5/30/2025 (c)	150,000	142,533
SOFR + 0.62%, 0.73%, 4/5/2024 (c)	240,000	235,087
SOFR + 0.72%, 0.99%, 12/10/2026 (c)	450,000	413,847
SOFR + 0.88%, 1.59%, 5/4/2027 (c)	245,000	227,759
SOFR + 0.94%, 2.63%, 2/18/2026 (b)	150,000	147,245
SOFR + 1.00%, 2.48%, 1/21/2028 (c)	670,000	638,945
SOFR + 1.29%, 2.94%, 1/21/2033 (c)	135,000	126,498
SOFR + 1.36%, 2.48%, 9/16/2036 (c)	200,000	171,700
SOFR + 1.49%, 3.22%, 4/22/2042 (c)	145,000	133,493
SOFR + 1.99%, 2.19%, 4/28/2026 (c)	255,000	246,687
Series GMTN, 3.70%, 10/23/2024	250,000	254,460
Series GMTN, 3.88%, 1/27/2026	125,000	127,373
Series GMTN, 4.00%, 7/23/2025	500,000	512,345
Series GMTN, 4.35%, 9/8/2026	50,000	51,579
Series GMTN, 3 Month USD LIBOR + 1.63%, 4.43%, 1/23/2030 (c)	250,000	261,767
Series GMTN, SOFR + 0.51%, 0.79%, 1/22/2025 (c)	200,000	192,012
Series GMTN, SOFR + 0.86%, 1.51%, 7/20/2027 (c)	700,000	645,113
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (c)	250,000	233,872
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (c)	200,000	177,332
Series GMTN, SOFR + 4.84%, 5.60%, 3/24/2051 (c)	200,000	256,334
Series I, SOFR + 0.75%, 0.86%, 10/21/2025 (c)	515,000	485,758

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.13%, 7/27/2026	$225,000	$223,007
Series MTN, SOFR + 0.56%, 1.16%, 10/21/2025 (c)	110,000	104,540
Series MTN, SOFR + 1.02%, 1.93%, 4/28/2032 (c)	525,000	453,726
Series MTN, SOFR + 1.03%, 1.79%, 2/13/2032 (c)	65,000	56,053
Series MTN, SOFR + 1.15%, 2.72%, 7/22/2025 (c)	500,000	494,700
Series MTN, SOFR + 1.20%, 2.51%, 10/20/2032 (c)	110,000	99,607
Series MTN, SOFR + 1.43%, 2.80%, 1/25/2052 (c)	500,000	418,090
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (c)	500,000	498,550
National Australia Bank, Ltd.:
2.88%, 4/12/2023	250,000	251,717
Series BKNT, 2.50%, 7/12/2026	50,000	48,840
National Bank of Canada Series MTN, 1 year CMT + 0.40%, 0.55%, 11/15/2024 (c)	250,000	240,597
Natwest Group PLC:
3.88%, 9/12/2023	75,000	75,744
1 year CMT + 0.90%, 1.64%, 6/14/2027 (c)	1,450,000	1,325,546
1 year CMT + 2.55%, 3.07%, 5/22/2028 (c)	500,000	480,320
3 Month USD LIBOR + 1.55%, 4.52%, 6/25/2024 (c)	250,000	253,897
3 Month USD LIBOR + 1.87%, 4.45%, 5/8/2030 (c)	200,000	205,252
Northern Trust Corp.:
1.95%, 5/1/2030	75,000	68,733
3.65%, 8/3/2028	100,000	102,863
3 Month USD LIBOR + 1.13%, 3.38%, 5/8/2032 (c)	63,000	62,202
PNC Bank NA:
2.50%, 8/27/2024	250,000	248,002
Series BKNT, 3.25%, 1/22/2028	250,000	249,632
PNC Financial Services Group, Inc.:
2.20%, 11/1/2024	150,000	148,091
2.55%, 1/22/2030	500,000	477,160
Security Description	Principal Amount	Value
3.15%, 5/19/2027	$100,000	$100,283
3.45%, 4/23/2029	100,000	101,826
3.50%, 1/23/2024	50,000	50,771
3.90%, 4/29/2024	50,000	51,015
SOFR + 0.98%, 2.31%, 4/23/2032 (c)	135,000	123,995
Regions Financial Corp. 2.25%, 5/18/2025	100,000	97,376
Royal Bank of Canada:
1.20%, 4/27/2026	100,000	92,674
Series FXD, 2.05%, 1/21/2027 (b)	100,000	94,911
Series GMTN, 1.15%, 7/14/2026	100,000	91,781
Series GMTN, 1.60%, 4/17/2023	500,000	497,130
Series GMTN, 3.70%, 10/5/2023	500,000	508,795
Series GMTN, 4.65%, 1/27/2026	100,000	104,310
Series MTN, 0.50%, 10/26/2023 (b)	35,000	33,934
Series MTN, 2.30%, 11/3/2031 (b)	100,000	91,063
Santander Holdings USA, Inc.:
4.40%, 7/13/2027	50,000	50,862
4.50%, 7/17/2025	50,000	51,141
3.50%, 6/7/2024	70,000	70,187
Santander UK Group Holdings PLC:
3 Month USD LIBOR + 1.40%, 3.82%, 11/3/2028 (c)	200,000	196,790
SOFR + 0.79%, 1.09%, 3/15/2025 (c)	200,000	190,162
SOFR + 0.99%, 1.67%, 6/14/2027 (c)	750,000	682,717
1 year CMT + 1.25%, 1.53%, 8/21/2026 (c)	750,000	691,665
Sumitomo Mitsui Financial Group, Inc.:
1.47%, 7/8/2025	200,000	188,010
1.90%, 9/17/2028	550,000	493,042
2.14%, 9/23/2030	200,000	175,278
2.30%, 1/12/2041 (b)	750,000	604,155
2.35%, 1/15/2025	500,000	486,390
2.45%, 9/27/2024	200,000	196,306
3.01%, 10/19/2026	50,000	49,070
3.04%, 7/16/2029	200,000	192,332
3.36%, 7/12/2027 (b)	50,000	50,064
3.75%, 7/19/2023	50,000	50,664
3.78%, 3/9/2026	30,000	30,413
3.94%, 7/19/2028 (b)	50,000	50,619
4.31%, 10/16/2028 (b)	100,000	103,449

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
SunTrust Bank Series BKNT, 4.05%, 11/3/2025	$40,000	$41,299
SVB Financial Group:
1.80%, 10/28/2026	100,000	92,980
1.80%, 2/2/2031	135,000	116,246
2.10%, 5/15/2028	80,000	72,980
Toronto-Dominion Bank:
0.55%, 3/4/2024	250,000	240,275
3.20%, 3/10/2032 (b)	200,000	196,952
Series GMTN, 2.45%, 1/12/2032 (b)	150,000	138,554
Series GMTN, 3.50%, 7/19/2023	50,000	50,826
Series MTN, 0.30%, 6/2/2023	100,000	97,698
Series MTN, 0.45%, 9/11/2023	200,000	194,460
Series MTN, 0.70%, 9/10/2024	100,000	95,046
Series MTN, 0.75%, 6/12/2023	165,000	161,956
Series MTN, 0.75%, 9/11/2025	250,000	230,743
Series MTN, 1.15%, 6/12/2025	200,000	188,486
Series MTN, 1.20%, 6/3/2026	100,000	92,352
Series MTN, 1.25%, 9/10/2026	100,000	92,090
Series MTN, 2.00%, 9/10/2031	100,000	89,161
Truist Bank:
Series BKNT, 1.50%, 3/10/2025	800,000	769,088
Series BKNT, 3.63%, 9/16/2025	25,000	25,298
Truist Financial Corp.:
4.00%, 5/1/2025	100,000	102,709
Series MTN, 1.13%, 8/3/2027 (b)	100,000	89,859
Series MTN, 2.50%, 8/1/2024	100,000	99,348
Series MTN, 3.75%, 12/6/2023	50,000	50,966
Series MTN, 3.88%, 3/19/2029	100,000	102,079
Series MTN, SOFR + 0.61%, 1.27%, 3/2/2027 (c)	60,000	55,712
Series MTN, SOFR + 0.86%, 1.89%, 6/7/2029 (c)	50,000	45,399
US Bancorp:
1.45%, 5/12/2025	150,000	143,595
2.40%, 7/30/2024	100,000	99,382
Security Description	Principal Amount	Value
Series DMTN, 3.00%, 7/30/2029	$100,000	$97,955
Series MTN, 1.38%, 7/22/2030 (b)	150,000	129,941
Series MTN, 3.10%, 4/27/2026	50,000	50,035
Series MTN, 3.60%, 9/11/2024	25,000	25,409
Series MTN, SOFR + 0.73%, 2.22%, 1/27/2028 (c)	200,000	191,434
Series MTN, SOFR + 1.02%, 2.68%, 1/27/2033 (c)	200,000	190,176
US Bank NA:
Series BKNT, 2.05%, 1/21/2025 (b)	500,000	489,180
Series BKNT, 3.40%, 7/24/2023	250,000	253,112
Wells Fargo & Co.:
3.00%, 4/22/2026	250,000	247,812
3.00%, 10/23/2026	250,000	246,617
4.13%, 8/15/2023	25,000	25,533
4.48%, 1/16/2024	25,000	25,734
5.38%, 11/2/2043	150,000	173,367
5.61%, 1/15/2044	325,000	388,924
SOFR + 1.51%, 3.53%, 3/24/2028 (c)	665,000	664,122
SOFR + 2.00%, 2.19%, 4/30/2026 (c)	310,000	299,299
SOFR + 2.53%, 3.07%, 4/30/2041 (c)	915,000	824,671
Series GMTN, 4.30%, 7/22/2027	50,000	51,953
Series GMTN, 4.90%, 11/17/2045	150,000	166,035
Series MTN, 3.30%, 9/9/2024	150,000	151,584
Series MTN, 3.55%, 9/29/2025	50,000	50,684
Series MTN, 3.75%, 1/24/2024	1,000,000	1,018,550
Series MTN, 4.15%, 1/24/2029	250,000	259,477
Series MTN, 3 Month USD LIBOR + 0.75%, 2.16%, 2/11/2026 (c)	625,000	604,781
Series MTN, 3 Month USD LIBOR + 1.17%, 3.20%, 6/17/2027 (c)	110,000	108,676
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (c)	350,000	349,905
Series MTN, SOFR + 0.51%, 0.81%, 5/19/2025 (c)	500,000	477,580

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, SOFR + 1.05%, 3.35%, 3/2/2033 (b)	$695,000	$675,783
Series MTN, SOFR + 1.09%, 2.41%, 10/30/2025 (c)	250,000	244,987
Series MTN, SOFR + 1.26%, 2.57%, 2/11/2031 (c)	250,000	232,303
Series MTN, SOFR + 1.60%, 1.65%, 6/2/2024 (c)	665,000	657,080
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (c)	200,000	189,258
Series MTN, SOFR + 4.03%, 4.48%, 4/4/2031 (b) (c)	150,000	158,714
Series MTN, SOFR + 4.50%, 5.01%, 4/4/2051 (c)	500,000	592,235
Westpac Banking Corp.:
1.15%, 6/3/2026	100,000	92,623
2.15%, 6/3/2031 (b)	600,000	543,144
2.35%, 2/19/2025	100,000	98,254
2.85%, 5/13/2026	50,000	49,583
2.96%, 11/16/2040	530,000	444,045
3.30%, 2/26/2024	300,000	304,116
3.35%, 3/8/2027	150,000	151,379
3.40%, 1/25/2028	100,000	100,608
3.65%, 5/15/2023	100,000	101,524
4.42%, 7/24/2039	25,000	25,564
5 year CMT + 2.00%, 4.11%, 7/24/2034 (c)	30,000	29,607
5 year CMT + 1.75%, 2.67%, 11/15/2035 (c)	40,000	34,935
Zions Bancorp NA 3.25%, 10/29/2029	250,000	240,860
		113,722,781
BEVERAGES — 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
3.65%, 2/1/2026	250,000	255,695
4.70%, 2/1/2036	125,000	135,858
Series *, 4.90%, 2/1/2046	250,000	277,770
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030	500,000	507,675
3.75%, 7/15/2042	50,000	47,643
4.00%, 4/13/2028	80,000	83,046
4.35%, 6/1/2040	500,000	521,210
4.38%, 4/15/2038	215,000	225,789
4.50%, 6/1/2050	250,000	268,362
4.60%, 4/15/2048	35,000	37,669
4.60%, 6/1/2060	500,000	530,440
Security Description	Principal Amount	Value
4.75%, 1/23/2029	$750,000	$813,217
4.75%, 4/15/2058	125,000	135,360
4.90%, 1/23/2031 (b)	65,000	72,249
4.95%, 1/15/2042	250,000	276,662
5.45%, 1/23/2039	350,000	408,520
5.55%, 1/23/2049	350,000	425,029
5.80%, 1/23/2059	45,000	56,437
Brown-Forman Corp.:
3.50%, 4/15/2025 (b)	50,000	50,765
4.00%, 4/15/2038	50,000	51,589
Coca-Cola Co 1.45%, 6/1/2027 (b)	790,000	742,173
Coca-Cola Co.:
1.00%, 3/15/2028 (b)	250,000	224,088
1.38%, 3/15/2031 (b)	200,000	173,246
1.50%, 3/5/2028	60,000	55,277
2.00%, 3/5/2031 (b)	65,000	59,417
2.13%, 9/6/2029	150,000	141,257
2.25%, 1/5/2032 (b)	100,000	93,349
2.50%, 3/15/2051	250,000	209,085
2.60%, 6/1/2050	350,000	299,414
2.88%, 5/5/2041	100,000	92,521
3.00%, 3/5/2051	90,000	83,095
Coca-Cola Femsa SAB de CV 1.85%, 9/1/2032	250,000	216,778
Constellation Brands, Inc.:
2.25%, 8/1/2031	250,000	220,615
2.88%, 5/1/2030	25,000	23,475
3.15%, 8/1/2029	100,000	96,549
3.75%, 5/1/2050	20,000	18,564
4.25%, 5/1/2023	25,000	25,469
4.50%, 5/9/2047	50,000	51,165
4.65%, 11/15/2028	30,000	31,673
Diageo Capital PLC:
2.13%, 4/29/2032	500,000	453,330
2.63%, 4/29/2023	75,000	75,314
3.88%, 5/18/2028	200,000	206,636
Diageo Investment Corp. 4.25%, 5/11/2042 (b)	25,000	26,975
Fomento Economico Mexicano SAB de CV 3.50%, 1/16/2050	150,000	139,880
Keurig Dr Pepper, Inc.:
0.75%, 3/15/2024	550,000	531,602
2.25%, 3/15/2031 (b)	40,000	35,975
3.13%, 12/15/2023	50,000	50,379
3.20%, 5/1/2030	45,000	43,754
3.35%, 3/15/2051	280,000	247,422
3.80%, 5/1/2050	70,000	66,354
4.06%, 5/25/2023	25,000	25,430
4.42%, 5/25/2025	200,000	206,080
5.09%, 5/25/2048	25,000	28,315
Molson Coors Beverage Co. 4.20%, 7/15/2046	30,000	28,991
Molson Coors Brewing Co. 3.00%, 7/15/2026	50,000	49,280

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
PepsiCo, Inc.:
0.40%, 10/7/2023	$525,000	$512,820
0.75%, 5/1/2023	365,000	359,879
1.40%, 2/25/2031 (b)	40,000	35,124
1.63%, 5/1/2030	75,000	67,512
2.25%, 3/19/2025	250,000	247,517
2.63%, 7/29/2029 (b)	50,000	49,021
2.75%, 10/21/2051 (b)	600,000	536,568
2.85%, 2/24/2026 (b)	85,000	85,612
2.88%, 10/15/2049	100,000	92,081
3.38%, 7/29/2049	35,000	34,492
3.45%, 10/6/2046	150,000	149,207
3.60%, 3/1/2024	775,000	791,670
		13,215,415
BIOTECHNOLOGY — 0.3%
Amgen, Inc.:
1.65%, 8/15/2028 (b)	750,000	684,518
2.20%, 2/21/2027	820,000	788,192
2.30%, 2/25/2031	100,000	92,005
2.77%, 9/1/2053	65,000	52,321
3.15%, 2/21/2040	850,000	776,109
3.20%, 11/2/2027	250,000	251,110
3.38%, 2/21/2050	600,000	543,078
3.63%, 5/22/2024	100,000	101,862
4.20%, 2/22/2052	500,000	517,835
4.40%, 5/1/2045	50,000	52,665
4.56%, 6/15/2048	200,000	216,874
4.66%, 6/15/2051	150,000	165,986
Baxalta, Inc. 4.00%, 6/23/2025	8,000	8,155
Biogen, Inc.:
2.25%, 5/1/2030	35,000	31,362
3.25%, 2/15/2051 (b) (d)	308,000	255,606
4.05%, 9/15/2025	50,000	51,386
Gilead Sciences, Inc.:
0.75%, 9/29/2023	34,000	33,185
1.20%, 10/1/2027 (b)	295,000	266,559
1.65%, 10/1/2030	290,000	255,136
2.60%, 10/1/2040	350,000	294,119
2.80%, 10/1/2050	100,000	82,200
2.95%, 3/1/2027	25,000	24,773
3.65%, 3/1/2026	85,000	86,578
4.15%, 3/1/2047	120,000	123,283
4.50%, 2/1/2045	25,000	26,566
4.60%, 9/1/2035	100,000	108,849
4.75%, 3/1/2046	175,000	193,737
4.80%, 4/1/2044	25,000	27,521
Regeneron Pharmaceuticals, Inc.:
1.75%, 9/15/2030	35,000	30,318
2.80%, 9/15/2050	30,000	24,036
Royalty Pharma PLC:
0.75%, 9/2/2023	55,000	53,461
1.20%, 9/2/2025	70,000	64,766
2.20%, 9/2/2030	40,000	35,027
Security Description	Principal Amount	Value
3.30%, 9/2/2040	$65,000	$55,502
3.55%, 9/2/2050	315,000	262,023
		6,636,703
BUILDING MATERIALS — 0.2%
Carrier Global Corp.:
2.24%, 2/15/2025	535,000	519,865
2.49%, 2/15/2027	35,000	33,413
2.70%, 2/15/2031	250,000	233,472
2.72%, 2/15/2030	300,000	281,985
3.38%, 4/5/2040	1,015,000	923,833
3.58%, 4/5/2050	550,000	503,239
Fortune Brands Home & Security, Inc.:
4.00%, 9/21/2023	50,000	50,978
4.00%, 3/25/2032	200,000	200,220
Johnson Controls International PLC:
4.50%, 2/15/2047	320,000	337,427
3.63%, 7/2/2024 (c) (e)	23,000	23,288
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 1.75%, 9/15/2030 (b)	15,000	13,424
Lennox International, Inc. 1.35%, 8/1/2025	25,000	23,443
Martin Marietta Materials, Inc.:
0.65%, 7/15/2023	25,000	24,408
2.40%, 7/15/2031	50,000	44,895
3.20%, 7/15/2051	70,000	59,713
4.25%, 12/15/2047	100,000	99,853
Masco Corp.:
2.00%, 2/15/2031 (b)	100,000	86,762
3.13%, 2/15/2051	500,000	417,140
4.50%, 5/15/2047	100,000	103,225
Mohawk Industries, Inc. 3.63%, 5/15/2030	100,000	98,221
Owens Corning:
3.95%, 8/15/2029	70,000	71,203
4.30%, 7/15/2047	100,000	98,230
Vulcan Materials Co. 4.70%, 3/1/2048	100,000	108,146
		4,356,383
CHEMICALS — 0.4%
Air Products & Chemicals, Inc.:
1.50%, 10/15/2025	20,000	19,055
2.05%, 5/15/2030	20,000	18,438
2.70%, 5/15/2040	50,000	44,521
2.80%, 5/15/2050 (b)	35,000	30,625
Cabot Corp. 4.00%, 7/1/2029	25,000	25,159
Celanese US Holdings LLC 3.50%, 5/8/2024	30,000	30,077
Dow Chemical Co.:
2.10%, 11/15/2030 (b)	500,000	450,220

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.60%, 11/15/2050	$750,000	$698,122
3.63%, 5/15/2026	100,000	101,345
4.25%, 10/1/2034	36,000	37,217
4.38%, 11/15/2042	50,000	51,970
4.80%, 11/30/2028	100,000	107,345
4.80%, 5/15/2049	65,000	71,741
DuPont de Nemours, Inc.:
4.21%, 11/15/2023	750,000	767,422
4.49%, 11/15/2025	100,000	104,047
4.73%, 11/15/2028	150,000	160,719
5.42%, 11/15/2048	110,000	133,142
Eastman Chemical Co.:
3.80%, 3/15/2025	25,000	25,303
4.50%, 12/1/2028	100,000	103,504
Ecolab, Inc.:
1.65%, 2/1/2027	500,000	470,250
2.70%, 11/1/2026	150,000	148,349
2.75%, 8/18/2055	500,000	418,045
EI du Pont de Nemours & Co. 1.70%, 7/15/2025	40,000	38,345
FMC Corp. 4.50%, 10/1/2049	100,000	103,655
Huntsman International LLC 4.50%, 5/1/2029	20,000	20,653
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028	45,000	46,765
Linde, Inc.:
3.20%, 1/30/2026 (b)	275,000	277,395
3.55%, 11/7/2042 (b)	25,000	25,426
LYB International Finance B.V. 4.88%, 3/15/2044	25,000	26,560
LYB International Finance III LLC:
1.25%, 10/1/2025	20,000	18,524
2.25%, 10/1/2030 (b)	25,000	22,560
3.38%, 10/1/2040	280,000	251,493
3.63%, 4/1/2051	40,000	36,066
3.80%, 10/1/2060	30,000	26,435
4.20%, 10/15/2049	50,000	49,569
4.20%, 5/1/2050	50,000	49,216
LyondellBasell Industries NV:
4.63%, 2/26/2055	25,000	25,485
5.75%, 4/15/2024	100,000	104,354
Mosaic Co.:
4.05%, 11/15/2027	250,000	256,125
5.63%, 11/15/2043	25,000	30,088
NewMarket Corp. 2.70%, 3/18/2031	750,000	687,202
Nutrien, Ltd.:
2.95%, 5/13/2030	100,000	96,356
3.00%, 4/1/2025	50,000	49,714
4.00%, 12/15/2026 (b)	50,000	51,644
4.13%, 3/15/2035	25,000	25,405
4.20%, 4/1/2029	85,000	88,834
Security Description	Principal Amount	Value
5.00%, 4/1/2049	$150,000	$173,662
PPG Industries, Inc.:
1.20%, 3/15/2026	70,000	64,832
2.80%, 8/15/2029	100,000	96,057
Praxair, Inc. 1.10%, 8/10/2030	500,000	429,980
RPM International, Inc.:
2.95%, 1/15/2032	500,000	458,290
3.75%, 3/15/2027	50,000	50,786
4.25%, 1/15/2048	200,000	202,152
5.25%, 6/1/2045	25,000	28,140
Sherwin-Williams Co.:
2.20%, 3/15/2032	155,000	137,617
2.30%, 5/15/2030	60,000	54,964
2.95%, 8/15/2029	50,000	48,214
3.30%, 5/15/2050	100,000	88,799
3.45%, 6/1/2027	30,000	30,108
3.80%, 8/15/2049	50,000	48,076
Westlake Corp.:
3.13%, 8/15/2051 (b)	350,000	290,272
4.38%, 11/15/2047	150,000	151,573
5.00%, 8/15/2046	100,000	110,156
		8,888,163
COMMERCIAL SERVICES — 0.2%
Automatic Data Processing, Inc.:
1.25%, 9/1/2030	75,000	65,212
1.70%, 5/15/2028	60,000	55,789
Block Financial LLC 3.88%, 8/15/2030	30,000	29,384
California Institute of Technology 3.65%, 9/1/2119	45,000	38,952
Cintas Corp. No. 2 3.70%, 4/1/2027	150,000	153,669
Equifax, Inc.:
2.60%, 12/1/2024	50,000	49,450
3.95%, 6/15/2023	40,000	40,538
George Washington University Series 2018, 4.13%, 9/15/2048	100,000	105,985
Georgetown University Series 20A, 2.94%, 4/1/2050	25,000	20,540
Global Payments, Inc.:
1.20%, 3/1/2026	75,000	69,192
1.50%, 11/15/2024	55,000	52,590
2.15%, 1/15/2027	100,000	93,979
2.65%, 2/15/2025	350,000	343,472
GXO Logistics, Inc. 1.65%, 7/15/2026 (d)	750,000	679,987
Massachusetts Institute of Technology:
3.96%, 7/1/2038	50,000	52,486
Series F, 2.99%, 7/1/2050	100,000	93,328

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Moody's Corp.:
2.00%, 8/19/2031 (b)	$100,000	$88,882
2.75%, 8/19/2041	350,000	300,548
Northwestern University Series 2017, 3.66%, 12/1/2057	150,000	163,180
PayPal Holdings, Inc.:
1.35%, 6/1/2023	250,000	248,045
2.30%, 6/1/2030 (b)	55,000	51,248
2.40%, 10/1/2024	35,000	34,867
2.65%, 10/1/2026	270,000	265,739
2.85%, 10/1/2029	30,000	29,354
3.25%, 6/1/2050	65,000	59,715
President and Fellows of Harvard College 3.15%, 7/15/2046	225,000	216,094
Quanta Services, Inc.:
0.95%, 10/1/2024	30,000	28,463
2.35%, 1/15/2032	55,000	47,838
3.05%, 10/1/2041	250,000	206,145
RELX Capital, Inc. 4.00%, 3/18/2029	100,000	102,929
S&P Global, Inc.:
2.45%, 3/1/2027 (d)	545,000	530,329
2.50%, 12/1/2029	55,000	52,277
2.90%, 3/1/2032 (d)	70,000	67,851
3.25%, 12/1/2049	65,000	61,211
3.70%, 3/1/2052 (d)	25,000	25,362
3.90%, 3/1/2062 (d)	30,000	30,834
Total System Services, Inc. 4.45%, 6/1/2028 (b)	100,000	103,019
Trustees of Princeton University Series 2020, 2.52%, 7/1/2050	20,000	17,202
Trustees of the University of Pennsylvania 3.61%, 2/15/2119	25,000	22,091
University of Chicago Series 20B, 2.76%, 4/1/2045	10,000	8,832
University of Southern California:
2.81%, 10/1/2050	50,000	43,946
3.03%, 10/1/2039	25,000	23,312
Series A, 3.23%, 10/1/2120	35,000	29,155
Verisk Analytics, Inc. 4.13%, 3/15/2029	120,000	123,990
		4,927,011
COMPUTERS — 0.6%
Apple, Inc.:
0.55%, 8/20/2025	200,000	186,464
0.70%, 2/8/2026	200,000	186,182
0.75%, 5/11/2023	465,000	459,076
1.13%, 5/11/2025	350,000	334,358
Security Description	Principal Amount	Value
1.20%, 2/8/2028	$500,000	$454,325
1.25%, 8/20/2030	200,000	174,666
1.40%, 8/5/2028	500,000	456,360
1.65%, 5/11/2030	90,000	81,590
1.65%, 2/8/2031	200,000	179,872
2.05%, 9/11/2026	750,000	728,115
2.38%, 2/8/2041	50,000	43,383
2.40%, 5/3/2023	25,000	25,135
2.40%, 8/20/2050 (b)	110,000	90,950
2.65%, 5/11/2050	300,000	260,136
2.65%, 2/8/2051	200,000	172,920
2.70%, 8/5/2051	350,000	304,542
2.75%, 1/13/2025	200,000	200,474
2.80%, 2/8/2061	100,000	85,675
2.85%, 5/11/2024	200,000	201,716
3.00%, 2/9/2024	850,000	860,582
3.00%, 11/13/2027	100,000	100,687
3.20%, 5/11/2027	250,000	254,237
3.25%, 2/23/2026	150,000	152,886
3.45%, 5/6/2024	250,000	255,407
3.45%, 2/9/2045	350,000	347,252
3.85%, 5/4/2043	25,000	26,285
3.85%, 8/4/2046	150,000	158,984
4.38%, 5/13/2045	75,000	84,762
4.50%, 2/23/2036	350,000	399,983
4.65%, 2/23/2046	75,000	88,416
Dell International LLC/EMC Corp.:
3.38%, 12/15/2041 (d)	250,000	210,968
3.45%, 12/15/2051 (d)	250,000	203,828
4.00%, 7/15/2024	50,000	51,073
4.90%, 10/1/2026	100,000	104,972
5.45%, 6/15/2023	87,000	89,624
6.02%, 6/15/2026	520,000	564,210
6.20%, 7/15/2030	250,000	286,507
8.35%, 7/15/2046	252,000	369,021
DXC Technology Co.:
1.80%, 9/15/2026	100,000	91,804
2.38%, 9/15/2028 (b)	100,000	90,422
Genpact Luxembourg Sarl 3.38%, 12/1/2024	50,000	49,884
Hewlett Packard Enterprise Co.:
1.45%, 4/1/2024	150,000	145,634
1.75%, 4/1/2026	150,000	140,969
4.45%, 10/2/2023	250,000	256,000
4.90%, 10/15/2025	70,000	73,286
6.20%, 10/15/2035	10,000	11,639
6.35%, 10/15/2045	10,000	11,719
HP, Inc.:
1.45%, 6/17/2026	200,000	184,388
4.20%, 4/15/2032	200,000	199,344
6.00%, 9/15/2041	250,000	291,410

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
International Business Machines Corp.:
1.70%, 5/15/2027	$850,000	$795,863
1.95%, 5/15/2030	350,000	318,447
2.72%, 2/9/2032	100,000	94,943
2.85%, 5/15/2040	100,000	89,071
2.95%, 5/15/2050 (b)	100,000	87,868
3.00%, 5/15/2024	200,000	201,374
3.30%, 5/15/2026	250,000	252,640
3.50%, 5/15/2029	215,000	219,261
3.63%, 2/12/2024	50,000	50,965
4.15%, 5/15/2039	100,000	104,848
4.70%, 2/19/2046	325,000	365,427
5.88%, 11/29/2032	25,000	30,127
Leidos, Inc.:
2.30%, 2/15/2031	55,000	47,691
3.63%, 5/15/2025	25,000	25,079
Western Digital Corp.:
2.85%, 2/1/2029	30,000	27,503
3.10%, 2/1/2032	55,000	49,162
		13,542,391
COSMETICS/PERSONAL CARE — 0.2%
Colgate-Palmolive Co. Series MTN, 3.70%, 8/1/2047	55,000	58,422
Estee Lauder Cos., Inc.:
1.95%, 3/15/2031 (b)	95,000	86,270
2.00%, 12/1/2024	45,000	44,268
2.38%, 12/1/2029	40,000	38,106
3.13%, 12/1/2049 (b)	60,000	56,117
GSK Consumer Healthcare Capital US LLC:
3.38%, 3/24/2027 (d)	250,000	250,120
3.63%, 3/24/2032 (d)	250,000	250,102
Procter & Gamble Co.:
0.55%, 10/29/2025	550,000	511,665
1.00%, 4/23/2026	500,000	468,115
1.20%, 10/29/2030 (b)	800,000	697,008
2.45%, 11/3/2026	150,000	147,924
3.00%, 3/25/2030	100,000	100,528
Unilever Capital Corp.:
0.63%, 8/12/2024	100,000	95,753
1.38%, 9/14/2030	100,000	86,478
1.75%, 8/12/2031	140,000	123,901
2.00%, 7/28/2026 (b)	100,000	96,368
2.90%, 5/5/2027	150,000	149,094
3.10%, 7/30/2025	50,000	50,419
		3,310,658
DISTRIBUTION & WHOLESALE — 0.0% (a)
WW Grainger, Inc.:
1.85%, 2/15/2025	100,000	97,180
4.60%, 6/15/2045	50,000	55,148
		152,328
Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.15%, 10/29/2023	$150,000	$143,611
1.65%, 10/29/2024	1,150,000	1,086,439
1.75%, 1/30/2026	225,000	206,732
2.45%, 10/29/2026	150,000	138,664
3.30%, 1/30/2032	150,000	135,585
3.40%, 10/29/2033	150,000	134,992
3.65%, 7/21/2027	150,000	145,513
4.50%, 9/15/2023	150,000	151,264
6.50%, 7/15/2025	500,000	530,265
Series 3NC1, 1.75%, 10/29/2024	150,000	141,490
Affiliated Managers Group, Inc. 3.30%, 6/15/2030	70,000	68,089
Air Lease Corp.:
0.80%, 8/18/2024	85,000	80,021
1.88%, 8/15/2026	100,000	92,252
3.00%, 9/15/2023	25,000	24,915
3.13%, 12/1/2030	100,000	92,404
3.25%, 3/1/2025	100,000	98,577
3.63%, 4/1/2027	70,000	68,659
3.88%, 7/3/2023	50,000	50,481
4.25%, 9/15/2024	25,000	25,312
Series GMTN, 3.75%, 6/1/2026	150,000	148,978
Series MTN, 0.70%, 2/15/2024 (b)	100,000	95,422
Series MTN, 2.88%, 1/15/2026	160,000	154,450
Aircastle, Ltd.:
4.13%, 5/1/2024	25,000	24,946
4.25%, 6/15/2026	65,000	64,099
5.00%, 4/1/2023	25,000	25,396
Ally Financial, Inc.:
1.45%, 10/2/2023	195,000	190,419
2.20%, 11/2/2028	100,000	90,383
3.05%, 6/5/2023	65,000	65,262
5.80%, 5/1/2025 (b)	215,000	228,220
American Express Co.:
1.65%, 11/4/2026	550,000	518,545
2.50%, 7/30/2024	165,000	164,312
2.55%, 3/4/2027	165,000	160,359
3.00%, 10/30/2024	100,000	100,451
3.70%, 8/3/2023	50,000	50,928
4.20%, 11/6/2025	105,000	109,165
Ameriprise Financial, Inc. 3.70%, 10/15/2024 (b)	50,000	50,808
BlackRock, Inc.:
1.90%, 1/28/2031	25,000	22,524
2.40%, 4/30/2030	45,000	42,583
3.20%, 3/15/2027	56,000	56,609
3.25%, 4/30/2029	60,000	60,835

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 3/18/2024	$25,000	$25,507
Brookfield Finance, Inc.:
2.72%, 4/15/2031	80,000	73,943
3.50%, 3/30/2051	50,000	44,211
3.90%, 1/25/2028	50,000	50,293
4.35%, 4/15/2030	100,000	103,747
4.70%, 9/20/2047	50,000	52,966
4.85%, 3/29/2029	100,000	106,493
Capital One Financial Corp.:
3.30%, 10/30/2024	100,000	100,613
3.75%, 7/28/2026	125,000	125,866
3.80%, 1/31/2028	250,000	252,160
3.90%, 1/29/2024	200,000	203,258
SOFR + 0.86%, 1.88%, 11/2/2027 (c)	300,000	277,851
SOFR + 1.27%, 2.62%, 11/2/2032 (c)	300,000	269,403
SOFR + 1.29%, 2.64%, 3/3/2026	175,000	171,341
SOFR + 1.79%, 3.27%, 3/1/2030 (c)	200,000	193,344
Cboe Global Markets, Inc. 1.63%, 12/15/2030	100,000	87,222
Charles Schwab Corp.:
0.75%, 3/18/2024	500,000	483,380
0.90%, 3/11/2026	250,000	231,407
1.15%, 5/13/2026	50,000	46,610
1.65%, 3/11/2031	250,000	218,545
2.00%, 3/20/2028	500,000	468,370
2.30%, 5/13/2031	100,000	91,967
3.20%, 1/25/2028	50,000	50,037
3.45%, 2/13/2026	50,000	50,815
3.85%, 5/21/2025	250,000	256,347
4.00%, 2/1/2029	50,000	52,216
CI Financial Corp. 3.20%, 12/17/2030	250,000	227,330
CME Group, Inc.:
2.65%, 3/15/2032	145,000	138,749
3.75%, 6/15/2028	100,000	103,064
Credit Suisse USA, Inc. 7.13%, 7/15/2032	50,000	64,735
Discover Financial Services:
4.10%, 2/9/2027	75,000	76,612
4.50%, 1/30/2026	50,000	51,527
Eaton Vance Corp. 3.50%, 4/6/2027	150,000	150,285
Franklin Resources, Inc. 1.60%, 10/30/2030 (b)	100,000	86,607
Intercontinental Exchange, Inc.:
2.10%, 6/15/2030	30,000	27,496
2.65%, 9/15/2040	50,000	42,907
3.00%, 6/15/2050	25,000	21,898
3.00%, 9/15/2060	50,000	42,451
3.10%, 9/15/2027 (b)	100,000	99,598
3.75%, 12/1/2025	180,000	184,405
Security Description	Principal Amount	Value
4.25%, 9/21/2048	$150,000	$162,559
Invesco Finance PLC 3.75%, 1/15/2026	50,000	50,989
Jefferies Group LLC:
2.75%, 10/15/2032	40,000	35,809
6.50%, 1/20/2043	50,000	59,983
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.:
2.63%, 10/15/2031	250,000	225,160
4.15%, 1/23/2030	50,000	50,968
4.85%, 1/15/2027	90,000	94,592
Lazard Group LLC 4.50%, 9/19/2028	100,000	102,773
Mastercard, Inc.:
2.00%, 3/3/2025	100,000	98,391
2.95%, 6/1/2029	100,000	99,821
3.30%, 3/26/2027	30,000	30,609
3.35%, 3/26/2030	50,000	51,038
3.50%, 2/26/2028	30,000	30,841
3.65%, 6/1/2049	100,000	103,762
3.85%, 3/26/2050	515,000	545,292
3.95%, 2/26/2048	30,000	32,159
Nasdaq, Inc.:
1.65%, 1/15/2031	200,000	170,014
2.50%, 12/21/2040	250,000	201,690
3.25%, 4/28/2050	40,000	34,617
3.95%, 3/7/2052	500,000	485,125
Nomura Holdings, Inc.:
1.65%, 7/14/2026	150,000	137,926
1.85%, 7/16/2025	200,000	188,764
2.33%, 1/22/2027	500,000	467,915
2.65%, 1/16/2025	500,000	487,215
ORIX Corp.:
2.25%, 3/9/2031 (b)	100,000	91,391
3.70%, 7/18/2027	50,000	50,368
Raymond James Financial, Inc. 3.75%, 4/1/2051	165,000	161,910
Stifel Financial Corp. 4.00%, 5/15/2030	100,000	100,706
Synchrony Financial:
2.88%, 10/28/2031 (b)	150,000	133,296
4.50%, 7/23/2025	50,000	51,060
Visa, Inc.:
0.75%, 8/15/2027 (b)	45,000	40,825
1.10%, 2/15/2031 (b)	500,000	428,210
1.90%, 4/15/2027 (b)	500,000	480,605
2.05%, 4/15/2030	150,000	140,199
2.70%, 4/15/2040	350,000	317,639
2.75%, 9/15/2027	250,000	249,215
3.65%, 9/15/2047	100,000	103,124
4.15%, 12/14/2035	50,000	54,558
4.30%, 12/14/2045	200,000	223,256

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Western Union Co. 4.25%, 6/9/2023	$100,000	$101,385
		17,921,294
ELECTRIC — 1.9%
AEP Texas, Inc.:
3.45%, 5/15/2051	50,000	44,679
3.80%, 10/1/2047	25,000	23,436
Series H, 3.45%, 1/15/2050	100,000	89,104
AEP Transmission Co. LLC:
3.75%, 12/1/2047	100,000	97,594
3.80%, 6/15/2049	50,000	49,377
4.25%, 9/15/2048	20,000	21,050
AES Corp.:
1.38%, 1/15/2026	250,000	230,567
2.45%, 1/15/2031	500,000	448,255
Alabama Power Co.:
3.13%, 7/15/2051	50,000	43,732
3.85%, 12/1/2042	75,000	73,211
Series 20-A, 1.45%, 9/15/2030 (b)	50,000	43,322
Series A, 4.30%, 7/15/2048	65,000	68,176
Ameren Corp.:
1.75%, 3/15/2028	50,000	45,141
3.65%, 2/15/2026	50,000	50,586
Ameren Illinois Co.:
3.70%, 12/1/2047	50,000	49,565
3.80%, 5/15/2028 (b)	25,000	25,720
4.15%, 3/15/2046	50,000	52,162
4.50%, 3/15/2049	50,000	55,421
American Electric Power Co., Inc.:
5 year CMT + 2.68%, 3.88%, 2/15/2062 (c)	250,000	231,187
Series J, 4.30%, 12/1/2028	100,000	103,456
Series M, 0.75%, 11/1/2023	20,000	19,367
Series N, 1.00%, 11/1/2025 (b)	30,000	27,760
Appalachian Power Co.:
4.40%, 5/15/2044	25,000	25,295
7.00%, 4/1/2038	25,000	32,191
Arizona Public Service Co.:
2.65%, 9/15/2050	85,000	65,417
3.75%, 5/15/2046	25,000	23,173
4.20%, 8/15/2048	25,000	24,718
4.25%, 3/1/2049	50,000	49,891
4.35%, 11/15/2045	50,000	50,158
Avangrid, Inc. 3.15%, 12/1/2024	50,000	49,908
Baltimore Gas & Electric Co.:
2.25%, 6/15/2031	400,000	365,120
6.35%, 10/1/2036	50,000	63,021
Security Description	Principal Amount	Value
Berkshire Hathaway Energy Co.:
1.65%, 5/15/2031	$30,000	$26,219
2.85%, 5/15/2051	300,000	254,202
3.25%, 4/15/2028	30,000	29,981
3.70%, 7/15/2030	250,000	257,177
3.75%, 11/15/2023	350,000	356,573
4.25%, 10/15/2050	500,000	531,805
4.50%, 2/1/2045	50,000	53,142
5.15%, 11/15/2043	150,000	170,595
Black Hills Corp.:
3.15%, 1/15/2027	25,000	24,573
3.88%, 10/15/2049	100,000	94,211
4.35%, 5/1/2033	30,000	30,568
CenterPoint Energy Houston Electric LLC:
3.95%, 3/1/2048	50,000	52,054
Series AA, 3.00%, 2/1/2027	100,000	99,364
Series AC, 4.25%, 2/1/2049	200,000	217,812
Series AE, 2.35%, 4/1/2031	55,000	51,133
Series AF, 3.35%, 4/1/2051	350,000	335,051
Series Z, 2.40%, 9/1/2026	50,000	48,633
CenterPoint Energy, Inc. 2.65%, 6/1/2031 (b)	40,000	37,051
Cleco Corporate Holdings LLC 4.97%, 5/1/2046	20,000	21,170
CMS Energy Corp.:
3.45%, 8/15/2027 (b)	50,000	50,358
5 year CMT + 4.12%, 4.75%, 6/1/2050 (c)	50,000	49,312
Commonwealth Edison Co.:
3.15%, 3/15/2032	100,000	98,781
4.00%, 3/1/2048 (b)	125,000	132,722
Series 123, 3.75%, 8/15/2047	150,000	148,830
Series 130, 3.13%, 3/15/2051	150,000	136,107
Series 131, 2.75%, 9/1/2051	285,000	241,019
Connecticut Light & Power Co.:
Series A, 0.75%, 12/1/2025	250,000	229,835
Series A, 3.20%, 3/15/2027	150,000	150,097
Series A, 4.15%, 6/1/2045	100,000	104,338
Consolidated Edison Co. of New York, Inc.:
2.40%, 6/15/2031 (b)	200,000	184,512
3.20%, 12/1/2051	500,000	442,865
3.60%, 6/15/2061	250,000	231,972
3.70%, 11/15/2059	85,000	78,372

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.85%, 6/15/2046	$50,000	$48,406
4.45%, 3/15/2044	75,000	78,686
4.50%, 5/15/2058	100,000	105,720
Series 06-B, 6.20%, 6/15/2036	25,000	30,526
Series 20B, 3.95%, 4/1/2050	250,000	258,447
Series A, 4.13%, 5/15/2049	100,000	101,697
Series C, 3.00%, 12/1/2060	150,000	121,938
Series D, 4.00%, 12/1/2028	100,000	103,516
Consumers Energy Co.:
0.35%, 6/1/2023	25,000	24,356
3.25%, 8/15/2046	50,000	46,565
3.75%, 2/15/2050	50,000	50,202
4.05%, 5/15/2048	100,000	105,428
Dayton Power & Light Co. 3.95%, 6/15/2049	30,000	29,932
Dominion Energy South Carolina, Inc. Series A, 2.30%, 12/1/2031 (b)	150,000	137,130
Dominion Energy, Inc.:
4.70%, 12/1/2044	130,000	138,486
Series A, 1.45%, 4/15/2026	75,000	69,940
Series B, 3.30%, 4/15/2041	565,000	512,975
Series C, 2.25%, 8/15/2031	45,000	40,565
Series C, 3.38%, 4/1/2030	350,000	344,760
Series D, 2.85%, 8/15/2026	25,000	24,530
DTE Electric Co.:
2.25%, 3/1/2030	500,000	466,850
3.70%, 6/1/2046	75,000	74,929
Series A, 3.00%, 3/1/2032	100,000	97,583
DTE Energy Co.:
Series C, 3.40%, 6/15/2029	164,000	160,907
Series F, 1.05%, 6/1/2025	70,000	65,544
Duke Energy Carolinas LLC:
2.45%, 8/15/2029	150,000	142,231
2.55%, 4/15/2031	75,000	70,862
2.85%, 3/15/2032 (b)	155,000	149,694
3.20%, 8/15/2049	100,000	92,890
3.45%, 4/15/2051	90,000	87,290
3.88%, 3/15/2046	150,000	152,454
3.95%, 11/15/2028	100,000	104,100
4.25%, 12/15/2041	130,000	136,157
Duke Energy Corp.:
0.90%, 9/15/2025	350,000	324,317
2.55%, 6/15/2031	100,000	91,689
2.65%, 9/1/2026	50,000	48,748
Security Description	Principal Amount	Value
3.15%, 8/15/2027	$100,000	$98,994
3.30%, 6/15/2041	850,000	769,488
3.50%, 6/15/2051	100,000	91,160
3.75%, 9/1/2046	250,000	235,665
3.95%, 8/15/2047	150,000	145,804
Duke Energy Florida LLC:
2.50%, 12/1/2029	150,000	142,599
3.20%, 1/15/2027 (b)	250,000	251,807
6.40%, 6/15/2038	50,000	65,359
Duke Energy Indiana LLC 2.75%, 4/1/2050	65,000	54,713
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	28,000	27,322
Duke Energy Progress LLC:
2.50%, 8/15/2050	100,000	81,254
3.40%, 4/1/2032 (b)	145,000	145,829
3.60%, 9/15/2047	50,000	49,258
3.70%, 9/1/2028	50,000	51,139
4.20%, 8/15/2045	150,000	157,953
Edison International:
3.55%, 11/15/2024	80,000	80,389
4.13%, 3/15/2028 (b)	50,000	49,720
Emera US Finance L.P.:
0.83%, 6/15/2024	750,000	709,980
4.75%, 6/15/2046	130,000	135,959
Enel Chile SA 4.88%, 6/12/2028	50,000	51,736
Entergy Arkansas LLC:
2.65%, 6/15/2051	100,000	82,110
3.35%, 6/15/2052	100,000	93,111
4.20%, 4/1/2049	25,000	26,636
Entergy Corp.:
1.90%, 6/15/2028	125,000	113,251
2.40%, 6/15/2031	150,000	134,752
2.95%, 9/1/2026	50,000	49,236
Entergy Louisiana LLC:
0.62%, 11/17/2023	25,000	24,268
3.05%, 6/1/2031	25,000	24,390
3.10%, 6/15/2041	250,000	229,617
3.25%, 4/1/2028	200,000	198,082
4.20%, 4/1/2050	50,000	52,736
Entergy Mississippi LLC:
2.85%, 6/1/2028	25,000	24,110
3.50%, 6/1/2051	145,000	137,250
3.85%, 6/1/2049	125,000	125,336
Entergy Texas, Inc.:
1.75%, 3/15/2031	85,000	74,207
3.55%, 9/30/2049	25,000	23,478
Evergy Kansas Central, Inc.:
3.25%, 9/1/2049	25,000	22,422
4.13%, 3/1/2042	30,000	30,326
Evergy Metro, Inc.:
4.20%, 6/15/2047	25,000	25,922
4.20%, 3/15/2048	50,000	52,521

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series 2019, 4.13%, 4/1/2049	$100,000	$103,211
Series 2020, 2.25%, 6/1/2030 (b)	50,000	45,898
Eversource Energy:
2.90%, 3/1/2027	100,000	98,078
3.38%, 3/1/2032	100,000	97,849
Series L, 2.90%, 10/1/2024	250,000	248,985
Series N, 3.80%, 12/1/2023	15,000	15,215
Series O, 4.25%, 4/1/2029	25,000	25,975
Exelon Corp.:
2.75%, 3/15/2027 (d)	100,000	97,407
3.35%, 3/15/2032 (d)	100,000	97,552
3.40%, 4/15/2026	100,000	100,472
3.95%, 6/15/2025	50,000	51,137
4.10%, 3/15/2052 (d)	350,000	356,324
4.70%, 4/15/2050	250,000	275,142
5.10%, 6/15/2045	330,000	369,679
Florida Power & Light Co.:
2.85%, 4/1/2025	500,000	500,480
2.88%, 12/4/2051	750,000	672,397
3.15%, 10/1/2049 (b)	30,000	28,140
3.25%, 6/1/2024	25,000	25,324
3.95%, 3/1/2048	85,000	90,562
3.99%, 3/1/2049	25,000	26,788
4.05%, 10/1/2044	50,000	52,526
4.13%, 6/1/2048	100,000	109,044
Fortis, Inc. 3.06%, 10/4/2026	50,000	49,421
Georgia Power Co.:
Series A, 2.20%, 9/15/2024	100,000	98,227
Series A, 3.25%, 3/15/2051	570,000	496,504
Indiana Michigan Power Co.:
3.25%, 5/1/2051	45,000	40,349
4.25%, 8/15/2048	15,000	15,462
Interstate Power & Light Co.:
3.50%, 9/30/2049	50,000	45,847
3.70%, 9/15/2046	50,000	47,814
4.10%, 9/26/2028	50,000	51,525
IPALCO Enterprises, Inc. 4.25%, 5/1/2030	100,000	100,095
ITC Holdings Corp. 3.35%, 11/15/2027	50,000	49,996
MidAmerican Energy Co. 3.95%, 8/1/2047	150,000	155,491
National Rural Utilities Cooperative Finance Corp.:
0.35%, 2/8/2024	345,000	330,865
1.00%, 6/15/2026	100,000	91,183
1.35%, 3/15/2031	50,000	42,143
2.95%, 2/7/2024	100,000	100,478
3.40%, 2/7/2028	50,000	49,945
3.90%, 11/1/2028 (b)	100,000	102,521
Security Description	Principal Amount	Value
4.02%, 11/1/2032	$50,000	$51,400
3 Month USD LIBOR + 2.91%, 4.75%, 4/30/2043 (c)	75,000	73,126
Series MTN, 1.65%, 6/15/2031	200,000	171,580
NextEra Energy Capital Holdings, Inc.:
1.90%, 6/15/2028	750,000	691,027
2.25%, 6/1/2030	250,000	229,082
2.44%, 1/15/2032	500,000	457,330
2.75%, 11/1/2029	165,000	157,629
3.50%, 4/1/2029	100,000	100,546
3.55%, 5/1/2027	100,000	101,044
3 Month USD LIBOR + 2.41%, 4.80%, 12/1/2077 (c)	25,000	24,510
Northern States Power Co.:
2.60%, 6/1/2051	50,000	42,104
2.90%, 3/1/2050	30,000	26,632
3.60%, 9/15/2047	50,000	49,409
NSTAR Electric Co. 3.20%, 5/15/2027	50,000	50,151
Oglethorpe Power Corp. 5.05%, 10/1/2048	100,000	111,713
Ohio Power Co.:
4.00%, 6/1/2049	20,000	19,895
Series Q, 1.63%, 1/15/2031	100,000	85,675
Oklahoma Gas & Electric Co. 3.80%, 8/15/2028	50,000	50,737
Oncor Electric Delivery Co. LLC:
0.55%, 10/1/2025	70,000	64,275
2.75%, 5/15/2030 (d)	75,000	72,275
3.70%, 11/15/2028	200,000	205,330
3.80%, 9/30/2047	100,000	101,098
7.50%, 9/1/2038	50,000	71,204
5.35%, 10/1/2052	100,000	127,053
Pacific Gas & Electric Co.:
2.50%, 2/1/2031	350,000	301,154
3.25%, 2/16/2024 (b)	90,000	89,706
3.25%, 6/1/2031	790,000	714,436
3.30%, 8/1/2040	350,000	286,982
3.45%, 7/1/2025	250,000	245,010
3.50%, 8/1/2050	295,000	234,947
4.20%, 3/1/2029	70,000	68,937
4.20%, 6/1/2041	55,000	48,143
4.50%, 7/1/2040	250,000	228,477
4.55%, 7/1/2030	250,000	248,057
4.95%, 7/1/2050	250,000	236,642
5.25%, 3/1/2052	500,000	505,370
PacifiCorp:
2.70%, 9/15/2030	320,000	306,230
2.90%, 6/15/2052	200,000	175,562
3.30%, 3/15/2051	65,000	59,989

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
PECO Energy Co.:
3.05%, 3/15/2051	$45,000	$40,608
3.90%, 3/1/2048	125,000	129,052
PPL Electric Utilities Corp.:
3.00%, 10/1/2049	70,000	61,512
3.95%, 6/1/2047	50,000	50,860
Public Service Co. of Colorado:
3.80%, 6/15/2047	150,000	150,955
Series 34, 3.20%, 3/1/2050 (b)	30,000	27,954
Series 35, 1.90%, 1/15/2031	500,000	447,840
Public Service Electric & Gas Co.:
Series MTN, 0.95%, 3/15/2026	150,000	139,551
Series MTN, 2.05%, 8/1/2050	50,000	37,045
Series MTN, 3.00%, 3/1/2051	150,000	133,770
Series MTN, 3.20%, 5/15/2029	50,000	50,036
Series MTN, 3.20%, 8/1/2049	30,000	27,898
Series MTN, 3.60%, 12/1/2047	100,000	98,255
Series MTN, 3.65%, 9/1/2042	50,000	49,053
Series MTN, 3.70%, 5/1/2028	50,000	51,087
Public Service Enterprise Group, Inc.:
0.84%, 11/8/2023	50,000	48,474
1.60%, 8/15/2030	100,000	85,825
2.45%, 11/15/2031	100,000	90,762
2.88%, 6/15/2024	70,000	69,476
Puget Energy, Inc. 4.22%, 3/15/2032	180,000	180,434
Puget Sound Energy, Inc.:
3.25%, 9/15/2049	65,000	58,200
4.22%, 6/15/2048	65,000	67,528
5.80%, 3/15/2040	50,000	60,446
San Diego Gas & Electric Co.:
Series RRR, 3.75%, 6/1/2047	50,000	48,967
Series VVV, 1.70%, 10/1/2030	150,000	132,166
Series WWW, 2.95%, 8/15/2051	350,000	307,573
Sempra Energy:
3.25%, 6/15/2027	300,000	296,382
3.30%, 4/1/2025	140,000	140,063
3.40%, 2/1/2028	30,000	29,906
3.80%, 2/1/2038	100,000	98,424
4.00%, 2/1/2048	30,000	29,747
Security Description	Principal Amount	Value
Sierra Pacific Power Co. 2.60%, 5/1/2026	$50,000	$49,164
Southern California Edison Co.:
2.25%, 6/1/2030	100,000	90,289
2.75%, 2/1/2032	125,000	115,717
2.85%, 8/1/2029	115,000	109,876
3.65%, 2/1/2050	250,000	231,075
4.00%, 4/1/2047	191,000	184,055
4.50%, 9/1/2040	25,000	25,284
Series 13-A, 3.90%, 3/15/2043	50,000	46,593
Series 20A, 2.95%, 2/1/2051	500,000	410,505
Series A, 4.20%, 3/1/2029	100,000	103,507
Series B, 3.65%, 3/1/2028	100,000	100,352
Series C, 3.60%, 2/1/2045	50,000	44,860
Series D, 3.40%, 6/1/2023	50,000	50,177
Southern Co.:
3.25%, 7/1/2026	250,000	250,115
4.25%, 7/1/2036	250,000	253,290
Series B, 5 year CMT + 3.73%, 4.00%, 1/15/2051 (c)	500,000	483,225
Southern Power Co.:
0.90%, 1/15/2026	250,000	229,305
Series F, 4.95%, 12/15/2046	150,000	159,787
Southwestern Electric Power Co.:
3.25%, 11/1/2051	250,000	215,635
Series K, 2.75%, 10/1/2026	50,000	48,905
Series M, 4.10%, 9/15/2028	25,000	25,570
Series N, 1.65%, 3/15/2026	300,000	282,417
Southwestern Public Service Co.:
3.30%, 6/15/2024	50,000	50,061
3.75%, 6/15/2049	100,000	99,274
Tampa Electric Co.:
3.63%, 6/15/2050	150,000	143,332
4.30%, 6/15/2048	50,000	53,286
4.45%, 6/15/2049	25,000	27,173
Tucson Electric Power Co.:
3.25%, 5/1/2051	35,000	30,885
4.85%, 12/1/2048	50,000	56,389
Union Electric Co.:
2.15%, 3/15/2032	250,000	227,545
3.50%, 3/15/2029 (b)	250,000	254,162
4.00%, 4/1/2048	50,000	51,670
Virginia Electric & Power Co.:
2.45%, 12/15/2050	375,000	301,579
3.30%, 12/1/2049 (b)	50,000	46,874
3.45%, 2/15/2024	50,000	50,499

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.60%, 12/1/2048	$250,000	$282,832
8.88%, 11/15/2038	50,000	79,537
Series B, 2.95%, 11/15/2026	30,000	29,671
WEC Energy Group, Inc.:
0.55%, 9/15/2023	100,000	97,145
1.80%, 10/15/2030	250,000	216,382
2.20%, 12/15/2028	100,000	91,693
Wisconsin Electric Power Co.:
2.05%, 12/15/2024	50,000	49,033
4.30%, 10/15/2048	25,000	26,723
Wisconsin Power & Light Co. 1.95%, 9/16/2031	275,000	244,714
Xcel Energy, Inc.:
0.50%, 10/15/2023	100,000	96,857
1.75%, 3/15/2027	500,000	464,435
2.60%, 12/1/2029	100,000	94,454
4.00%, 6/15/2028	50,000	50,917
		39,399,325
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Emerson Electric Co.:
0.88%, 10/15/2026	65,000	59,732
1.95%, 10/15/2030	50,000	45,430
2.00%, 12/21/2028	200,000	186,420
2.20%, 12/21/2031	700,000	645,876
		937,458
ELECTRONICS — 0.1%
Agilent Technologies, Inc. 2.75%, 9/15/2029 (b)	50,000	47,678
Allegion PLC 3.50%, 10/1/2029	50,000	48,394
Allegion US Holding Co., Inc. 3.55%, 10/1/2027	50,000	49,134
Amphenol Corp.:
2.20%, 9/15/2031	60,000	53,356
2.80%, 2/15/2030	100,000	94,715
4.35%, 6/1/2029	50,000	52,707
Arrow Electronics, Inc.:
3.25%, 9/8/2024	50,000	50,085
3.88%, 1/12/2028 (b)	25,000	25,240
Avnet, Inc. 3.00%, 5/15/2031 (b)	100,000	91,922
Flex, Ltd.:
3.75%, 2/1/2026	50,000	50,023
4.88%, 6/15/2029	75,000	78,481
Fortive Corp. 3.15%, 6/15/2026	50,000	49,842
Honeywell International, Inc.:
1.10%, 3/1/2027	200,000	184,324
1.75%, 9/1/2031	160,000	143,354
1.95%, 6/1/2030	250,000	230,635
2.30%, 8/15/2024	100,000	99,591
2.50%, 11/1/2026	150,000	147,988
2.70%, 8/15/2029 (b)	60,000	58,911
Security Description	Principal Amount	Value
3.35%, 12/1/2023 (b)	$50,000	$50,677
Hubbell, Inc.:
2.30%, 3/15/2031	60,000	54,599
3.35%, 3/1/2026	50,000	50,274
Jabil, Inc.:
1.70%, 4/15/2026	65,000	60,588
3.60%, 1/15/2030	25,000	24,218
3.95%, 1/12/2028	25,000	25,059
Keysight Technologies, Inc.:
3.00%, 10/30/2029	50,000	47,736
4.60%, 4/6/2027	30,000	31,439
Trimble, Inc. 4.90%, 6/15/2028	50,000	51,897
Tyco Electronics Group SA:
2.50%, 2/4/2032	45,000	41,869
3.70%, 2/15/2026	50,000	50,961
		2,045,697
ENTERTAINMENT — 0.1%
Magallanes, Inc.:
3.76%, 3/15/2027 (d)	685,000	684,007
4.28%, 3/15/2032 (d)	645,000	648,631
5.14%, 3/15/2052 (d)	1,250,000	1,279,675
		2,612,313
ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
1.45%, 2/15/2031	100,000	84,758
2.90%, 7/1/2026	45,000	44,476
3.38%, 11/15/2027	60,000	60,295
3.95%, 5/15/2028	150,000	154,059
Waste Connections, Inc.:
2.20%, 1/15/2032	115,000	102,938
2.95%, 1/15/2052	115,000	98,443
3.05%, 4/1/2050	20,000	17,341
3.50%, 5/1/2029 (b)	50,000	50,204
Waste Management, Inc.:
0.75%, 11/15/2025	20,000	18,483
1.15%, 3/15/2028	30,000	26,843
1.50%, 3/15/2031	30,000	25,821
2.00%, 6/1/2029 (b)	75,000	69,592
2.40%, 5/15/2023 (b)	150,000	150,000
2.50%, 11/15/2050	20,000	16,164
2.95%, 6/1/2041	55,000	49,745
		969,162
FOOD — 0.3%
Campbell Soup Co.:
2.38%, 4/24/2030	15,000	13,689
3.95%, 3/15/2025	100,000	101,900
4.15%, 3/15/2028	50,000	51,329
4.80%, 3/15/2048	20,000	21,699
Conagra Brands, Inc.:
0.50%, 8/11/2023	70,000	68,078
5.30%, 11/1/2038	265,000	290,936
5.40%, 11/1/2048	40,000	45,739

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Flowers Foods, Inc. 2.40%, 3/15/2031 (b)	$45,000	$40,355
General Mills, Inc.:
3.00%, 2/1/2051 (b)	510,000	440,793
3.20%, 2/10/2027 (b)	100,000	100,242
3.65%, 2/15/2024	50,000	50,740
3.70%, 10/17/2023	20,000	20,329
4.20%, 4/17/2028	25,000	26,106
Hershey Co.:
0.90%, 6/1/2025 (b)	45,000	42,414
3.20%, 8/21/2025	25,000	25,158
3.38%, 5/15/2023	50,000	50,549
Hormel Foods Corp.:
0.65%, 6/3/2024	35,000	33,594
1.70%, 6/3/2028 (b)	570,000	525,580
3.05%, 6/3/2051	45,000	40,570
Ingredion, Inc. 2.90%, 6/1/2030	100,000	94,233
JM Smucker Co.:
3.38%, 12/15/2027	100,000	100,195
3.55%, 3/15/2050	25,000	22,649
4.25%, 3/15/2035	50,000	51,344
Kellogg Co.:
4.30%, 5/15/2028	100,000	104,534
4.50%, 4/1/2046 (b)	100,000	108,690
Kraft Heinz Foods Co.:
3.88%, 5/15/2027	750,000	761,640
4.88%, 10/1/2049	750,000	790,732
Kroger Co.:
2.65%, 10/15/2026	50,000	48,800
3.70%, 8/1/2027 (b)	35,000	35,932
3.85%, 8/1/2023	75,000	76,105
4.45%, 2/1/2047	100,000	106,290
4.65%, 1/15/2048	100,000	109,052
McCormick & Co., Inc. 3.40%, 8/15/2027	100,000	100,672
Mondelez International, Inc.:
1.50%, 5/4/2025	60,000	57,542
1.50%, 2/4/2031 (b)	40,000	34,228
1.88%, 10/15/2032 (b)	75,000	64,694
2.13%, 3/17/2024	65,000	64,483
2.63%, 3/17/2027	200,000	195,226
2.63%, 9/4/2050	35,000	28,430
2.75%, 4/13/2030	35,000	33,466
3.00%, 3/17/2032	200,000	193,074
Sysco Corp.:
2.40%, 2/15/2030 (b)	10,000	9,286
2.45%, 12/14/2031 (b)	145,000	133,541
3.15%, 12/14/2051	500,000	427,850
3.25%, 7/15/2027	50,000	49,781
3.30%, 7/15/2026	100,000	100,471
3.30%, 2/15/2050	10,000	8,709
3.75%, 10/1/2025	5,000	5,087
4.45%, 3/15/2048	50,000	51,854
4.85%, 10/1/2045	5,000	5,323
Security Description	Principal Amount	Value
6.60%, 4/1/2050	$250,000	$334,960
Tyson Foods, Inc.:
3.55%, 6/2/2027	150,000	151,452
4.55%, 6/2/2047	285,000	303,990
		6,754,115
FOREST PRODUCTS & PAPER — 0.0% (a)
Celulosa Arauco y Constitucion SA:
3.88%, 11/2/2027	200,000	202,716
4.50%, 8/1/2024	50,000	51,384
Fibria Overseas Finance, Ltd. 5.50%, 1/17/2027 (b)	25,000	26,485
Georgia-Pacific LLC 7.75%, 11/15/2029 (b)	25,000	32,029
International Paper Co. 4.35%, 8/15/2048	27,000	28,364
Suzano Austria GmbH:
2.50%, 9/15/2028	125,000	113,000
3.75%, 1/15/2031	150,000	141,189
Series DM3N, 3.13%, 1/15/2032	80,000	71,341
		666,508
GAS — 0.1%
Atmos Energy Corp.:
1.50%, 1/15/2031	100,000	86,191
2.63%, 9/15/2029	200,000	190,886
3.00%, 6/15/2027 (b)	150,000	148,999
4.15%, 1/15/2043	25,000	25,148
National Fuel Gas Co.:
3.95%, 9/15/2027	50,000	49,509
5.50%, 1/15/2026	30,000	31,649
NiSource, Inc.:
0.95%, 8/15/2025	560,000	515,071
1.70%, 2/15/2031	100,000	84,849
2.95%, 9/1/2029	100,000	95,239
3.49%, 5/15/2027	50,000	49,882
4.38%, 5/15/2047	150,000	152,419
4.80%, 2/15/2044	30,000	31,241
ONE Gas, Inc.:
1.10%, 3/11/2024	200,000	192,412
4.50%, 11/1/2048	90,000	96,032
Piedmont Natural Gas Co., Inc. 2.50%, 3/15/2031	190,000	173,814
Southern California Gas Co.:
2.95%, 4/15/2027	110,000	108,486
3.15%, 9/15/2024	25,000	25,185
3.20%, 6/15/2025	50,000	50,197
3.75%, 9/15/2042	30,000	29,417
5.13%, 11/15/2040	25,000	28,614
Series VV, 4.30%, 1/15/2049	50,000	53,854
Southern Co. Gas Capital Corp.:
4.40%, 5/30/2047	150,000	151,078

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series 20-A, 1.75%, 1/15/2031	$500,000	$429,085
Southwest Gas Corp.:
3.70%, 4/1/2028	25,000	24,893
4.05%, 3/15/2032	90,000	89,717
Washington Gas Light Co. Series MTN, 3.65%, 9/15/2049	50,000	48,212
		2,962,079
HAND & MACHINE TOOLS — 0.0% (a)
Kennametal, Inc. 4.63%, 6/15/2028	50,000	51,907
Snap-on, Inc. 3.10%, 5/1/2050	70,000	64,150
Stanley Black & Decker, Inc.:
2.75%, 11/15/2050 (b)	100,000	82,618
3.40%, 3/1/2026	35,000	35,386
4.25%, 11/15/2028	100,000	104,736
5 year CMT + 2.66%, 4.00%, 3/15/2060 (c)	30,000	29,550
		368,347
HEALTH CARE PRODUCTS — 0.3%
Abbott Laboratories:
1.40%, 6/30/2030 (b)	500,000	446,615
2.95%, 3/15/2025	75,000	75,526
3.40%, 11/30/2023	35,000	35,575
3.75%, 11/30/2026	85,000	88,219
4.75%, 11/30/2036	250,000	291,197
4.75%, 4/15/2043	25,000	28,936
4.90%, 11/30/2046	150,000	183,103
Baxter International, Inc.:
1.32%, 11/29/2024 (d)	600,000	572,724
1.73%, 4/1/2031	45,000	38,957
1.92%, 2/1/2027 (d)	600,000	561,102
3.13%, 12/1/2051 (d)	250,000	214,705
3.50%, 8/15/2046	50,000	45,840
Boston Scientific Corp.:
1.90%, 6/1/2025	65,000	62,377
2.65%, 6/1/2030 (b)	100,000	94,060
3.45%, 3/1/2024	11,000	11,132
4.55%, 3/1/2039	50,000	53,372
4.70%, 3/1/2049	35,000	39,022
Danaher Corp. 2.60%, 10/1/2050	565,000	466,554
DH Europe Finance II Sarl:
2.20%, 11/15/2024	50,000	49,035
2.60%, 11/15/2029	30,000	28,581
3.25%, 11/15/2039	50,000	47,597
3.40%, 11/15/2049	50,000	47,209
Medtronic, Inc.:
3.50%, 3/15/2025	47,000	47,990
4.38%, 3/15/2035	54,000	59,997
4.63%, 3/15/2045 (b)	345,000	401,056
Security Description	Principal Amount	Value
PerkinElmer, Inc.:
2.25%, 9/15/2031	$105,000	$92,886
2.55%, 3/15/2031	85,000	77,839
3.30%, 9/15/2029	65,000	63,459
Smith & Nephew PLC 2.03%, 10/14/2030	50,000	43,590
Stryker Corp.:
0.60%, 12/1/2023	65,000	62,938
1.15%, 6/15/2025 (b)	50,000	47,108
1.95%, 6/15/2030	50,000	44,856
2.90%, 6/15/2050 (b)	25,000	21,706
3.38%, 11/1/2025	25,000	25,207
3.50%, 3/15/2026	25,000	25,326
3.65%, 3/7/2028	50,000	50,736
4.63%, 3/15/2046	25,000	27,806
Thermo Fisher Scientific, Inc.:
0.80%, 10/18/2023	160,000	156,211
1.22%, 10/18/2024	900,000	865,494
4.10%, 8/15/2047	100,000	108,066
Zimmer Biomet Holdings, Inc. 2.60%, 11/24/2031	100,000	91,227
		5,794,936
HEALTH CARE SERVICES — 0.6%
AdventHealth Obligated Group Series E, 2.80%, 11/15/2051	250,000	209,670
Advocate Health & Hospitals Corp. 3.39%, 10/15/2049	50,000	47,570
Aetna, Inc.:
2.80%, 6/15/2023	200,000	200,872
3.88%, 8/15/2047	100,000	97,486
4.13%, 11/15/2042	25,000	24,549
AHS Hospital Corp. Series 2021, 2.78%, 7/1/2051	75,000	63,199
Anthem, Inc.:
1.50%, 3/15/2026	600,000	565,650
2.25%, 5/15/2030	265,000	243,453
2.38%, 1/15/2025	20,000	19,733
2.55%, 3/15/2031	100,000	93,560
3.13%, 5/15/2050	270,000	240,103
3.35%, 12/1/2024	50,000	50,420
3.50%, 8/15/2024	25,000	25,355
3.60%, 3/15/2051	305,000	293,727
3.65%, 12/1/2027	130,000	132,671
4.10%, 3/1/2028	100,000	103,804
4.38%, 12/1/2047	130,000	139,832
4.55%, 3/1/2048	50,000	55,209
4.65%, 1/15/2043	50,000	55,030
Ascension Health 3.95%, 11/15/2046	150,000	156,957
Banner Health 2.34%, 1/1/2030	40,000	37,163

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Baylor Scott & White Holdings Series 2021, 1.78%, 11/15/2030	$25,000	$22,071
Children's Hospital Corp. Series 2020, 2.59%, 2/1/2050	15,000	12,560
CommonSpirit Health:
2.76%, 10/1/2024	250,000	247,935
4.19%, 10/1/2049	250,000	250,327
4.35%, 11/1/2042	25,000	25,258
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	50,000	52,183
HCA, Inc.:
2.38%, 7/15/2031	650,000	580,463
3.13%, 3/15/2027 (d)	45,000	43,969
3.50%, 7/15/2051	650,000	563,218
3.63%, 3/15/2032 (d)	100,000	97,997
4.13%, 6/15/2029	35,000	35,644
4.50%, 2/15/2027	50,000	51,657
4.63%, 3/15/2052 (d)	500,000	506,510
4.75%, 5/1/2023	55,000	56,433
5.00%, 3/15/2024	85,000	88,109
5.13%, 6/15/2039	275,000	297,077
5.25%, 4/15/2025	60,000	63,101
5.25%, 6/15/2026	65,000	68,647
5.25%, 6/15/2049	100,000	109,968
5.50%, 6/15/2047	65,000	73,381
Humana, Inc.:
2.15%, 2/3/2032	350,000	307,209
3.70%, 3/23/2029	105,000	105,329
4.80%, 3/15/2047	100,000	110,955
4.95%, 10/1/2044	50,000	56,400
Indiana University Health, Inc. Obligated Group Series 2021, 2.85%, 11/1/2051	25,000	21,338
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	50,000	51,657
Kaiser Foundation Hospitals:
Series 2019, 3.27%, 11/1/2049	105,000	98,167
Series 2021, 2.81%, 6/1/2041	135,000	118,807
Series 2021, 3.00%, 6/1/2051	135,000	119,035
Laboratory Corp. of America Holdings:
1.55%, 6/1/2026	70,000	65,264
2.30%, 12/1/2024	100,000	98,129
2.70%, 6/1/2031 (b)	100,000	92,894
2.95%, 12/1/2029	100,000	96,126
3.25%, 9/1/2024	100,000	100,521
4.70%, 2/1/2045	25,000	26,660
Security Description	Principal Amount	Value
Mass General Brigham, Inc. Series 2017, 3.77%, 7/1/2048	$100,000	$98,630
Mayo Clinic Series 2021, 3.20%, 11/15/2061	100,000	90,168
Memorial Sloan-Kettering Cancer Center:
4.13%, 7/1/2052	25,000	26,598
Series 2020, 2.96%, 1/1/2050	55,000	47,797
Methodist Hospital Series 20A, 2.71%, 12/1/2050	65,000	53,626
Montefiore Obligated Group 4.29%, 9/1/2050	50,000	42,835
Mount Sinai Hospitals Group, Inc. Series 2019, 3.74%, 7/1/2049	35,000	32,979
New York and Presbyterian Hospital:
2.26%, 8/1/2040	50,000	40,213
Series 2019, 3.95%, 8/1/2119	35,000	32,387
Northwell Healthcare, Inc. 4.26%, 11/1/2047	50,000	50,173
Novant Health, Inc. 3.17%, 11/1/2051	85,000	76,055
NYU Langone Hospitals Series 2020, 3.38%, 7/1/2055	100,000	88,298
Orlando Health Obligated Group 3.33%, 10/1/2050	25,000	22,823
Providence St. Joseph Health Obligated Group Series 19A, 2.53%, 10/1/2029 (b)	80,000	75,707
Quest Diagnostics, Inc.:
2.95%, 6/30/2030	35,000	33,227
4.20%, 6/30/2029	100,000	103,722
4.70%, 3/30/2045	25,000	27,023
RWJ Barnabas Health, Inc. 3.48%, 7/1/2049	50,000	47,550
SSM Health Care Corp. Series 2018, 3.69%, 6/1/2023	20,000	20,186
Sutter Health:
Series 20A, 2.29%, 8/15/2030	55,000	49,696
Series 20A, 3.36%, 8/15/2050	55,000	49,778
Trinity Health Corp. Series 2021, 2.63%, 12/1/2040	50,000	41,706
UnitedHealth Group, Inc.:
1.15%, 5/15/2026 (b)	100,000	93,341

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
1.25%, 1/15/2026	$35,000	$32,967
2.00%, 5/15/2030	305,000	281,561
2.30%, 5/15/2031 (b)	100,000	93,871
2.75%, 5/15/2040	300,000	269,154
2.90%, 5/15/2050	550,000	489,142
3.05%, 5/15/2041	850,000	792,446
3.10%, 3/15/2026	50,000	50,466
3.13%, 5/15/2060 (b)	100,000	89,552
3.25%, 5/15/2051	100,000	94,479
3.38%, 4/15/2027	100,000	101,805
3.50%, 2/15/2024	10,000	10,178
3.50%, 8/15/2039	200,000	198,770
3.70%, 12/15/2025	10,000	10,277
3.75%, 7/15/2025	305,000	313,671
3.75%, 10/15/2047	50,000	50,766
3.88%, 12/15/2028	15,000	15,736
4.25%, 4/15/2047	100,000	109,072
4.63%, 7/15/2035	200,000	223,930
4.75%, 7/15/2045	230,000	266,602
6.88%, 2/15/2038	25,000	34,813
Willis-Knighton Medical Center Series 2021, 3.07%, 3/1/2051	550,000	461,516
		12,806,304
HOME BUILDERS — 0.1%
DR Horton, Inc. 2.50%, 10/15/2024	100,000	98,590
Lennar Corp. 4.75%, 11/29/2027	250,000	260,678
MDC Holdings, Inc. 3.97%, 8/6/2061	200,000	155,798
NVR, Inc. 3.00%, 5/15/2030	130,000	121,560
PulteGroup, Inc. 5.00%, 1/15/2027 (b)	250,000	263,870
		900,496
HOME FURNISHINGS — 0.0% (a)
Leggett & Platt, Inc. 4.40%, 3/15/2029	100,000	104,119
Whirlpool Corp.:
2.40%, 5/15/2031	25,000	22,841
4.50%, 6/1/2046	25,000	25,583
4.60%, 5/15/2050	50,000	52,437
4.75%, 2/26/2029	60,000	64,307
		269,287
HOUSEHOLD PRODUCTS & WARES — 0.0% (a)
Church & Dwight Co., Inc. 2.30%, 12/15/2031	40,000	36,529
Clorox Co.:
3.10%, 10/1/2027	50,000	49,660
3.90%, 5/15/2028	50,000	51,318
Kimberly-Clark Corp.:
1.05%, 9/15/2027	15,000	13,635
Security Description	Principal Amount	Value
2.00%, 11/2/2031	$250,000	$227,957
2.75%, 2/15/2026	25,000	24,959
3.10%, 3/26/2030	40,000	40,055
3.20%, 4/25/2029	100,000	101,032
3.90%, 5/4/2047	50,000	52,104
3.95%, 11/1/2028	55,000	57,655
		654,904
INSURANCE — 0.8%
Aflac, Inc.:
1.13%, 3/15/2026	105,000	97,763
4.75%, 1/15/2049	75,000	85,954
Alleghany Corp. 4.90%, 9/15/2044	50,000	54,964
Allstate Corp.:
1.45%, 12/15/2030	250,000	215,960
3.85%, 8/10/2049 (b)	125,000	126,644
4.20%, 12/15/2046 (b)	50,000	53,277
Series B, 3 Month USD LIBOR + 2.94%, 5.75%, 8/15/2053 (c)	25,000	24,917
American Financial Group, Inc.:
3.50%, 8/15/2026 (b)	15,000	15,136
4.50%, 6/15/2047	100,000	102,145
American International Group, Inc.:
2.50%, 6/30/2025	600,000	588,108
3.40%, 6/30/2030	100,000	99,866
3.88%, 1/15/2035	200,000	203,582
3.90%, 4/1/2026	30,000	30,761
4.25%, 3/15/2029	100,000	104,927
4.38%, 6/30/2050	315,000	345,202
4.50%, 7/16/2044	50,000	54,090
Series A-9, 3 Month USD LIBOR + 2.87%, 5.75%, 4/1/2048 (c)	100,000	100,039
Aon Corp. 3.75%, 5/2/2029	100,000	102,245
Aon Corp./Aon Global Holdings PLC 2.60%, 12/2/2031	645,000	594,432
Aon Global, Ltd.:
3.50%, 6/14/2024	50,000	50,466
3.88%, 12/15/2025	150,000	153,241
Arch Capital Group, Ltd. 3.64%, 6/30/2050	105,000	96,528
Assurant, Inc.:
2.65%, 1/15/2032	600,000	523,626
4.20%, 9/27/2023	100,000	101,832
4.90%, 3/27/2028 (b)	50,000	52,509
Assured Guaranty US Holdings, Inc. 3.60%, 9/15/2051	40,000	34,612
Athene Holding, Ltd.:
3.45%, 5/15/2052	500,000	421,610
3.50%, 1/15/2031	150,000	143,520

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.13%, 1/12/2028	$100,000	$100,684
AXIS Specialty Finance LLC 3.90%, 7/15/2029	25,000	25,010
Berkshire Hathaway Finance Corp.:
1.45%, 10/15/2030	80,000	70,042
1.85%, 3/12/2030 (b)	10,000	9,133
2.30%, 3/15/2027	200,000	195,894
2.50%, 1/15/2051	110,000	89,420
2.85%, 10/15/2050	340,000	294,749
2.88%, 3/15/2032	200,000	193,966
4.20%, 8/15/2048	100,000	107,528
4.25%, 1/15/2049	150,000	163,396
Berkshire Hathaway, Inc.:
3.13%, 3/15/2026	55,000	55,610
4.50%, 2/11/2043	180,000	197,995
Brighthouse Financial, Inc.:
3.70%, 6/22/2027	150,000	150,547
4.70%, 6/22/2047 (b)	150,000	145,815
Brown & Brown, Inc.:
2.38%, 3/15/2031	150,000	132,067
4.20%, 3/17/2032	65,000	66,053
4.50%, 3/15/2029	50,000	51,726
Chubb INA Holdings, Inc.:
1.38%, 9/15/2030	150,000	130,684
3.05%, 12/15/2061	500,000	432,775
3.35%, 5/3/2026	250,000	253,572
4.15%, 3/13/2043	25,000	25,968
4.35%, 11/3/2045	125,000	136,627
CNA Financial Corp.:
2.05%, 8/15/2030	100,000	88,546
3.45%, 8/15/2027 (b)	100,000	100,136
4.50%, 3/1/2026	25,000	26,058
Enstar Group, Ltd. 4.95%, 6/1/2029 (b)	50,000	51,891
Equitable Holdings, Inc.:
3.90%, 4/20/2023	97,000	98,299
4.35%, 4/20/2028	150,000	154,615
5.00%, 4/20/2048	100,000	108,368
Everest Reinsurance Holdings, Inc. 3.50%, 10/15/2050	500,000	446,345
Fairfax Financial Holdings, Ltd.:
3.38%, 3/3/2031	70,000	65,549
4.85%, 4/17/2028	100,000	103,465
Fidelity National Financial, Inc.:
2.45%, 3/15/2031 (b)	100,000	88,802
3.20%, 9/17/2051	250,000	198,657
4.50%, 8/15/2028	50,000	51,206
First American Financial Corp. 4.60%, 11/15/2024	25,000	25,728
Globe Life, Inc.:
2.15%, 8/15/2030	100,000	89,598
4.55%, 9/15/2028	25,000	26,190
Security Description	Principal Amount	Value
Hanover Insurance Group, Inc. 2.50%, 9/1/2030	$15,000	$13,638
Hartford Financial Services Group, Inc.:
2.80%, 8/19/2029	70,000	66,587
2.90%, 9/15/2051	325,000	268,567
4.40%, 3/15/2048	100,000	103,589
Kemper Corp. 2.40%, 9/30/2030 (b)	100,000	87,450
Lincoln National Corp.:
3.05%, 1/15/2030	100,000	96,113
3.40%, 3/1/2032	250,000	241,352
3.80%, 3/1/2028	35,000	35,455
4.00%, 9/1/2023	15,000	15,261
4.35%, 3/1/2048	50,000	50,505
6.30%, 10/9/2037	50,000	60,785
Loews Corp.:
3.20%, 5/15/2030	15,000	14,686
3.75%, 4/1/2026	50,000	51,279
Manulife Financial Corp.:
2.48%, 5/19/2027	70,000	67,353
3.70%, 3/16/2032	200,000	201,752
5 Year US ISDA + 1.65%, 4.06%, 2/24/2032 (c)	50,000	49,865
Markel Corp.:
3.45%, 5/7/2052	135,000	119,871
3.50%, 11/1/2027	50,000	50,120
4.15%, 9/17/2050	50,000	49,974
5.00%, 5/20/2049	30,000	33,155
Marsh & McLennan Cos., Inc.:
2.38%, 12/15/2031 (b)	615,000	563,807
3.75%, 3/14/2026	25,000	25,545
3.88%, 3/15/2024	100,000	102,121
4.38%, 3/15/2029	250,000	264,427
Mercury General Corp. 4.40%, 3/15/2027	50,000	51,377
MetLife, Inc.:
3.60%, 4/10/2024	300,000	305,565
4.05%, 3/1/2045	150,000	154,219
4.88%, 11/13/2043	200,000	225,666
6.40%, 12/15/2066	100,000	107,600
Series D, 4.37%, 9/15/2023	50,000	51,481
Old Republic International Corp. 3.85%, 6/11/2051	85,000	79,024
Principal Financial Group, Inc.:
2.13%, 6/15/2030	150,000	136,141
3.70%, 5/15/2029	50,000	50,984
Progressive Corp.:
2.50%, 3/15/2027	40,000	39,164
3.00%, 3/15/2032	50,000	48,643
4.00%, 3/1/2029	50,000	52,156
4.20%, 3/15/2048	100,000	107,027

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Prudential Financial, Inc.:
3.94%, 12/7/2049	$100,000	$101,475
3 Month USD LIBOR + 2.38%, 4.50%, 9/15/2047 (b) (c)	170,000	164,279
3 Month USD LIBOR + 3.03%, 5.38%, 5/15/2045 (c)	200,000	200,748
3 Month USD LIBOR + 3.92%, 5.63%, 6/15/2043 (c)	80,000	81,038
5 year CMT + 3.04%, 3.70%, 10/1/2050 (c)	600,000	549,204
Series MTN, 3.70%, 3/13/2051	100,000	97,910
Series MTN, 4.60%, 5/15/2044	75,000	81,292
Series MTN, 6.63%, 6/21/2040	25,000	32,407
Prudential PLC 3.63%, 3/24/2032	150,000	148,561
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	35,000	33,765
3.90%, 5/15/2029	50,000	50,490
RenaissanceRe Finance, Inc. 3.45%, 7/1/2027	30,000	30,327
Travelers Cos., Inc.:
2.55%, 4/27/2050	10,000	8,110
3.05%, 6/8/2051	250,000	224,160
3.75%, 5/15/2046	10,000	9,869
4.00%, 5/30/2047	80,000	81,935
4.05%, 3/7/2048 (b)	100,000	103,419
4.10%, 3/4/2049	100,000	104,599
Series MTN, 6.25%, 6/15/2037	25,000	31,946
Trinity Acquisition PLC 4.40%, 3/15/2026	26,000	26,829
Unum Group:
4.00%, 6/15/2029 (b)	70,000	71,289
4.13%, 6/15/2051	100,000	87,800
4.50%, 12/15/2049	15,000	13,818
Voya Financial, Inc. 3.65%, 6/15/2026	50,000	50,305
W R Berkley Corp. 3.55%, 3/30/2052	100,000	90,159
Willis North America, Inc.:
3.60%, 5/15/2024	50,000	50,262
3.88%, 9/15/2049	70,000	63,932
4.50%, 9/15/2028	50,000	51,451
WR Berkley Corp. 4.00%, 5/12/2050	45,000	44,139
XLIT, Ltd. 5.50%, 3/31/2045	125,000	147,775
		16,206,267
Security Description	Principal Amount	Value
INTERNET — 0.4%
Alibaba Group Holding, Ltd.:
2.70%, 2/9/2041	$500,000	$382,355
3.15%, 2/9/2051	100,000	77,352
3.40%, 12/6/2027 (b)	200,000	196,200
3.60%, 11/28/2024	75,000	75,167
4.20%, 12/6/2047	260,000	240,648
Alphabet, Inc.:
0.45%, 8/15/2025 (b)	500,000	466,605
1.10%, 8/15/2030 (b)	165,000	144,066
1.90%, 8/15/2040	350,000	286,069
2.00%, 8/15/2026	250,000	243,820
2.05%, 8/15/2050	250,000	197,787
Amazon.com, Inc.:
0.25%, 5/12/2023	40,000	39,305
0.40%, 6/3/2023	250,000	246,092
0.45%, 5/12/2024 (b)	820,000	790,398
0.80%, 6/3/2025	815,000	770,982
1.00%, 5/12/2026	150,000	140,705
1.50%, 6/3/2030 (b)	235,000	210,363
1.65%, 5/12/2028 (b)	150,000	139,359
2.10%, 5/12/2031	150,000	139,476
2.50%, 6/3/2050	390,000	326,656
2.70%, 6/3/2060	530,000	439,619
2.80%, 8/22/2024	100,000	100,818
2.88%, 5/12/2041	150,000	138,396
3.10%, 5/12/2051	150,000	140,898
3.15%, 8/22/2027	100,000	101,457
3.25%, 5/12/2061	150,000	140,676
3.80%, 12/5/2024 (b)	30,000	30,912
3.88%, 8/22/2037	125,000	131,739
4.05%, 8/22/2047	125,000	136,155
4.25%, 8/22/2057	150,000	170,212
4.95%, 12/5/2044	125,000	151,865
5.20%, 12/3/2025	50,000	53,901
Baidu, Inc.:
1.63%, 2/23/2027 (b)	200,000	179,826
2.38%, 8/23/2031 (b)	200,000	174,444
Booking Holdings, Inc.:
3.60%, 6/1/2026	250,000	254,785
4.63%, 4/13/2030	100,000	108,598
eBay, Inc.:
1.40%, 5/10/2026	100,000	93,025
1.90%, 3/11/2025	140,000	135,500
2.60%, 5/10/2031 (b)	100,000	92,129
2.70%, 3/11/2030	100,000	94,213
3.45%, 8/1/2024	25,000	25,315
3.65%, 5/10/2051	50,000	46,408
Expedia Group, Inc.:
2.95%, 3/15/2031	555,000	514,979
3.25%, 2/15/2030	35,000	33,397
3.80%, 2/15/2028	50,000	49,761
4.63%, 8/1/2027	590,000	614,025

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
VeriSign, Inc. 2.70%, 6/15/2031	$80,000	$73,354
		9,339,812
INVESTMENT COMPANY SECURITY — 0.2%
Ares Capital Corp.:
2.15%, 7/15/2026	750,000	678,180
2.88%, 6/15/2028	500,000	443,330
3.88%, 1/15/2026	100,000	98,267
4.20%, 6/10/2024	50,000	50,381
4.25%, 3/1/2025	50,000	49,962
Bain Capital Specialty Finance, Inc. 2.55%, 10/13/2026	100,000	90,250
Blackstone Private Credit Fund 2.63%, 12/15/2026 (d)	200,000	179,488
Blackstone Secured Lending Fund:
2.85%, 9/30/2028 (d)	100,000	86,775
3.63%, 1/15/2026	150,000	147,173
FS KKR Capital Corp.:
3.40%, 1/15/2026	250,000	242,347
4.13%, 2/1/2025 (b)	100,000	99,726
Golub Capital BDC, Inc. 2.50%, 8/24/2026	160,000	147,299
Main Street Capital Corp. 3.00%, 7/14/2026	85,000	79,134
Oaktree Specialty Lending Corp. 2.70%, 1/15/2027	100,000	91,661
Owl Rock Capital Corp.:
3.40%, 7/15/2026	250,000	235,507
4.00%, 3/30/2025	50,000	49,210
Owl Rock Technology Finance Corp. 2.50%, 1/15/2027	500,000	451,300
Prospect Capital Corp. 3.44%, 10/15/2028	100,000	85,733
		3,305,723
IRON/STEEL — 0.0% (a)
Nucor Corp.:
2.00%, 6/1/2025	15,000	14,540
2.70%, 6/1/2030 (b)	15,000	14,228
2.98%, 12/15/2055	50,000	41,182
3.13%, 4/1/2032	90,000	86,970
4.00%, 8/1/2023	25,000	25,501
Reliance Steel & Aluminum Co. 1.30%, 8/15/2025	40,000	37,422
Steel Dynamics, Inc.:
1.65%, 10/15/2027	10,000	9,080
2.80%, 12/15/2024	25,000	24,747
3.25%, 10/15/2050	20,000	17,147
3.45%, 4/15/2030	40,000	39,434
Security Description	Principal Amount	Value
Vale Overseas, Ltd.:
6.25%, 8/10/2026	$150,000	$164,552
6.88%, 11/10/2039	300,000	365,895
8.25%, 1/17/2034	25,000	32,377
		873,075
LEISURE TIME — 0.0% (a)
Brunswick Corp. 4.40%, 9/15/2032 (b)	250,000	247,290
LODGING — 0.1%
Choice Hotels International, Inc. 3.70%, 12/1/2029	50,000	49,577
Hyatt Hotels Corp. 4.38%, 9/15/2028 (b)	50,000	50,024
Las Vegas Sands Corp.:
2.90%, 6/25/2025	65,000	60,536
3.20%, 8/8/2024	45,000	43,430
3.50%, 8/18/2026	30,000	28,319
3.90%, 8/8/2029	40,000	36,662
Marriott International, Inc.:
3.75%, 3/15/2025	25,000	25,235
Series EE, 5.75%, 5/1/2025	290,000	307,948
Series GG, 3.50%, 10/15/2032	500,000	476,125
Sands China, Ltd. 5.13%, 8/8/2025	250,000	247,565
		1,325,421
MACHINERY, CONSTRUCTION & MINING — 0.1%
Caterpillar Financial Services Corp.:
0.65%, 7/7/2023	500,000	490,270
0.90%, 3/2/2026	600,000	557,766
Series MTN, 0.45%, 9/14/2023	250,000	243,767
Series MTN, 0.45%, 5/17/2024	50,000	47,841
Series MTN, 0.80%, 11/13/2025	30,000	27,884
Series MTN, 3.75%, 11/24/2023	25,000	25,619
Caterpillar, Inc.:
2.60%, 9/19/2029	100,000	97,109
2.60%, 4/9/2030 (b)	95,000	92,578
3.25%, 4/9/2050 (b)	125,000	121,413
3.80%, 8/15/2042	125,000	129,626
4.75%, 5/15/2064	25,000	30,785
Oshkosh Corp. 3.10%, 3/1/2030	10,000	9,343
		1,874,001
MACHINERY-DIVERSIFIED — 0.2%
CNH Industrial Capital LLC:
1.45%, 7/15/2026	150,000	138,279
4.20%, 1/15/2024	100,000	102,197

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
CNH Industrial NV Series MTN, 3.85%, 11/15/2027	$15,000	$15,102
Deere & Co.:
2.88%, 9/7/2049	35,000	31,995
3.90%, 6/9/2042 (b)	225,000	239,422
Flowserve Corp.:
2.80%, 1/15/2032	75,000	66,524
3.50%, 10/1/2030	35,000	33,161
IDEX Corp.:
2.63%, 6/15/2031	100,000	91,436
3.00%, 5/1/2030	25,000	23,497
John Deere Capital Corp.:
1.45%, 1/15/2031	70,000	61,527
3.65%, 10/12/2023	100,000	101,979
Series GMTN, 3.45%, 6/7/2023	25,000	25,307
Series MTN, 0.45%, 1/17/2024	100,000	96,698
Series MTN, 0.45%, 6/7/2024	65,000	62,085
Series MTN, 0.63%, 9/10/2024 (b)	55,000	52,599
Series MTN, 0.70%, 1/15/2026	100,000	92,606
Series MTN, 1.25%, 1/10/2025	500,000	481,260
Series MTN, 1.30%, 10/13/2026	300,000	279,108
Series MTN, 1.50%, 3/6/2028 (b)	100,000	92,293
Series MTN, 2.25%, 9/14/2026	100,000	97,210
Series MTN, 2.60%, 3/7/2024	65,000	65,153
Series MTN, 2.80%, 7/18/2029	50,000	49,231
Series MTN, 3.40%, 9/11/2025	25,000	25,414
Series MTN, 3.45%, 3/13/2025	100,000	101,629
nVent Finance Sarl:
2.75%, 11/15/2031	50,000	44,929
4.55%, 4/15/2028	50,000	51,550
Otis Worldwide Corp.:
2.06%, 4/5/2025	600,000	584,586
2.57%, 2/15/2030	250,000	233,635
3.11%, 2/15/2040	250,000	221,918
Rockwell Automation, Inc.:
3.50%, 3/1/2029	85,000	87,446
4.20%, 3/1/2049	250,000	266,495
Westinghouse Air Brake Technologies Corp.:
4.40%, 3/15/2024	50,000	50,940
4.95%, 9/15/2028	300,000	316,956
Security Description	Principal Amount	Value
Xylem, Inc. 1.95%, 1/30/2028	$45,000	$41,738
		4,325,905
MEDIA — 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.30%, 2/1/2032	350,000	299,068
2.80%, 4/1/2031	290,000	262,067
3.50%, 6/1/2041	500,000	418,190
3.70%, 4/1/2051	730,000	593,884
3.85%, 4/1/2061	100,000	80,305
3.90%, 6/1/2052	100,000	84,652
4.20%, 3/15/2028	250,000	252,475
4.40%, 4/1/2033	315,000	314,477
4.40%, 12/1/2061	100,000	87,360
4.80%, 3/1/2050	155,000	147,700
4.91%, 7/23/2025	50,000	51,774
5.05%, 3/30/2029	100,000	105,899
5.38%, 5/1/2047	150,000	153,339
6.48%, 10/23/2045	185,000	210,852
Class USD, 4.50%, 2/1/2024	100,000	102,457
Comcast Corp.:
1.50%, 2/15/2031	150,000	130,641
1.95%, 1/15/2031	70,000	63,207
2.45%, 8/15/2052	115,000	91,453
2.65%, 8/15/2062	75,000	58,242
2.80%, 1/15/2051	805,000	677,198
2.89%, 11/1/2051 (d)	350,000	297,143
2.94%, 11/1/2056 (d)	500,000	416,990
3.15%, 3/1/2026	225,000	227,054
3.15%, 2/15/2028	200,000	199,572
3.20%, 7/15/2036	250,000	239,240
3.30%, 2/1/2027	150,000	152,115
3.30%, 4/1/2027	100,000	101,316
3.40%, 4/1/2030 (b)	550,000	556,924
3.40%, 7/15/2046	100,000	94,260
3.70%, 4/15/2024	500,000	510,890
3.75%, 4/1/2040	250,000	251,065
3.90%, 3/1/2038	150,000	153,968
3.95%, 10/15/2025	350,000	361,466
4.00%, 11/1/2049	69,000	70,482
4.15%, 10/15/2028	250,000	262,782
4.20%, 8/15/2034	100,000	107,146
4.25%, 10/15/2030	50,000	53,314
4.25%, 1/15/2033	50,000	53,584
4.60%, 10/15/2038	305,000	336,906
4.65%, 7/15/2042	75,000	82,569
4.70%, 10/15/2048	500,000	565,325
4.95%, 10/15/2058 (b)	105,000	124,724
Discovery Communications LLC:
3.80%, 3/13/2024	100,000	100,884

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.95%, 3/20/2028	$30,000	$29,983
4.00%, 9/15/2055	265,000	228,994
4.65%, 5/15/2050	250,000	244,028
5.20%, 9/20/2047	100,000	103,944
Fox Corp.:
4.03%, 1/25/2024	25,000	25,523
4.71%, 1/25/2029	40,000	42,675
5.48%, 1/25/2039	275,000	311,113
5.58%, 1/25/2049	25,000	29,134
Grupo Televisa SAB:
5.00%, 5/13/2045	50,000	51,699
6.13%, 1/31/2046	100,000	121,465
Paramount Global:
2.90%, 1/15/2027	125,000	122,066
3.70%, 6/1/2028	50,000	49,728
4.20%, 6/1/2029	200,000	203,636
4.38%, 3/15/2043	25,000	23,772
4.75%, 5/15/2025	250,000	259,982
4.95%, 1/15/2031	250,000	265,747
4.95%, 5/19/2050 (b)	200,000	209,066
5.85%, 9/1/2043	200,000	229,312
Thomson Reuters Corp. 3.35%, 5/15/2026	50,000	50,265
Time Warner Cable LLC:
4.50%, 9/15/2042	100,000	92,497
5.50%, 9/1/2041	425,000	441,762
5.88%, 11/15/2040	50,000	53,785
6.75%, 6/15/2039	50,000	58,025
TWDC Enterprises 18 Corp.:
3.00%, 2/13/2026	50,000	50,095
Series GMTN, 3.15%, 9/17/2025	25,000	25,148
Series MTN, 3.00%, 7/30/2046	75,000	66,941
Walt Disney Co.:
1.75%, 8/30/2024	50,000	49,098
1.75%, 1/13/2026	105,000	100,578
2.00%, 9/1/2029	185,000	171,275
2.20%, 1/13/2028 (b)	70,000	66,721
2.65%, 1/13/2031	440,000	420,336
3.35%, 3/24/2025	250,000	253,500
3.38%, 11/15/2026	100,000	101,344
3.50%, 5/13/2040	650,000	633,444
3.60%, 1/13/2051 (b)	75,000	74,104
3.70%, 10/15/2025	100,000	102,317
3.80%, 5/13/2060 (b)	90,000	90,547
4.00%, 10/1/2023	100,000	102,361
4.70%, 3/23/2050 (b)	150,000	173,669
5.40%, 10/1/2043	75,000	91,227
6.65%, 11/15/2037	250,000	333,777
		15,659,642
METAL FABRICATE & HARDWARE — 0.0% (a)
Timken Co.:
4.13%, 4/1/2032	55,000	54,657
Security Description	Principal Amount	Value
4.50%, 12/15/2028 (b)	$20,000	$20,478
		75,135
MINING — 0.2%
AngloGold Ashanti Holdings PLC 3.38%, 11/1/2028	200,000	186,546
Barrick Gold Corp. 5.25%, 4/1/2042	25,000	28,932
Barrick North America Finance LLC 5.75%, 5/1/2043	250,000	304,952
BHP Billiton Finance USA, Ltd.:
4.13%, 2/24/2042	125,000	132,672
5.00%, 9/30/2043	50,000	59,334
Freeport-McMoRan, Inc.:
4.55%, 11/14/2024	350,000	360,531
5.45%, 3/15/2043	350,000	392,721
Newmont Corp.:
2.25%, 10/1/2030	65,000	59,337
2.60%, 7/15/2032	500,000	459,850
2.80%, 10/1/2029	80,000	76,534
4.88%, 3/15/2042	50,000	56,438
Rio Tinto Finance USA PLC:
4.13%, 8/21/2042	25,000	26,845
4.75%, 3/22/2042	150,000	170,151
Rio Tinto Finance USA, Ltd. 2.75%, 11/2/2051 (b)	500,000	433,075
Southern Copper Corp. 5.88%, 4/23/2045 (b)	357,000	438,550
		3,186,468
MISCELLANEOUS MANUFACTURER — 0.1%
3M Co.:
2.00%, 2/14/2025 (b)	100,000	97,842
2.38%, 8/26/2029	100,000	95,121
2.88%, 10/15/2027	225,000	224,010
3.25%, 8/26/2049 (b)	60,000	56,110
Series MTN, 3.38%, 3/1/2029 (b)	50,000	50,837
Series MTN, 3.63%, 10/15/2047	25,000	24,762
Series MTN, 4.00%, 9/14/2048	30,000	31,802
Carlisle Cos., Inc. 2.75%, 3/1/2030	65,000	60,593
Eaton Corp.:
3.10%, 9/15/2027	100,000	100,112
4.15%, 11/2/2042	25,000	25,931
GE Capital Funding LLC 4.55%, 5/15/2032	200,000	215,336
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	550,000	593,032
Illinois Tool Works, Inc. 3.90%, 9/1/2042	325,000	333,336

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Parker-Hannifin Corp.:
2.70%, 6/14/2024	$35,000	$34,790
4.00%, 6/14/2049	40,000	39,804
Series MTN, 3.30%, 11/21/2024	50,000	50,310
Textron, Inc.:
2.45%, 3/15/2031	30,000	27,167
3.90%, 9/17/2029	50,000	51,070
4.00%, 3/15/2026	50,000	51,123
Trane Technologies Global Holding Co., Ltd. 5.75%, 6/15/2043	25,000	30,329
Trane Technologies Luxembourg Finance SA 3.80%, 3/21/2029	100,000	101,706
		2,295,123
MULTI-NATIONAL — 0.0% (a)
Corp. Andina de Fomento 2.25%, 2/8/2027	150,000	143,511
International Bank for Reconstruction & Development 2.25%, 3/28/2024	64,000	63,882
Nordic Investment Bank 2.63%, 4/4/2025	200,000	200,238
		407,631
OFFICE & BUSINESS EQUIPMENT — 0.0% (a)
CDW LLC/CDW Finance Corp.:
2.67%, 12/1/2026	215,000	202,992
3.57%, 12/1/2031	500,000	464,570
		667,562
OIL & GAS — 1.1%
BP Capital Markets America, Inc.:
1.75%, 8/10/2030	500,000	442,835
2.72%, 1/12/2032	500,000	471,195
2.94%, 6/4/2051	105,000	89,580
3.00%, 2/24/2050	250,000	216,498
3.02%, 1/16/2027 (b)	200,000	199,126
3.06%, 6/17/2041	500,000	450,965
3.38%, 2/8/2061	650,000	578,350
3.59%, 4/14/2027	250,000	253,585
3.63%, 4/6/2030	200,000	203,112
3.94%, 9/21/2028	100,000	103,450
BP Capital Markets PLC 3.81%, 2/10/2024	900,000	918,144
Canadian Natural Resources, Ltd.:
3.85%, 6/1/2027	50,000	50,590
3.90%, 2/1/2025	25,000	25,325
Series GMTN, 4.95%, 6/1/2047 (b)	100,000	110,888
Security Description	Principal Amount	Value
Cenovus Energy, Inc.:
2.65%, 1/15/2032	$35,000	$31,683
4.40%, 4/15/2029	100,000	103,805
5.38%, 7/15/2025	277,000	292,332
Chevron Corp.:
1.14%, 5/11/2023	250,000	247,407
1.55%, 5/11/2025	885,000	853,529
2.00%, 5/11/2027	350,000	336,210
2.24%, 5/11/2030 (b)	100,000	94,556
2.90%, 3/3/2024 (b)	750,000	757,897
2.95%, 5/16/2026	50,000	50,255
3.08%, 5/11/2050	100,000	94,783
3.19%, 6/24/2023	25,000	25,265
Chevron USA, Inc.:
0.43%, 8/11/2023 (b)	30,000	29,331
0.69%, 8/12/2025	65,000	60,672
1.02%, 8/12/2027	40,000	36,315
2.34%, 8/12/2050 (b)	65,000	52,933
CNOOC Finance 2015 USA LLC:
3.50%, 5/5/2025	300,000	301,017
4.38%, 5/2/2028	250,000	260,502
CNOOC Nexen Finance 2014 ULC 4.88%, 4/30/2044	100,000	103,586
ConocoPhillips 6.50%, 2/1/2039 (b)	75,000	100,287
ConocoPhillips Co.:
2.13%, 3/8/2024	200,000	198,140
2.40%, 3/7/2025	200,000	197,798
3.80%, 3/15/2052	500,000	509,145
4.03%, 3/15/2062 (d)	215,000	218,176
4.95%, 3/15/2026 (b)	200,000	214,230
6.95%, 4/15/2029 (b)	50,000	61,749
Coterra Energy, Inc. 3.90%, 5/15/2027 (d)	250,000	252,485
Devon Energy Corp.:
5.00%, 6/15/2045	25,000	27,231
5.25%, 9/15/2024	500,000	522,580
5.85%, 12/15/2025	50,000	54,150
Diamondback Energy, Inc.:
3.13%, 3/24/2031	795,000	759,456
3.25%, 12/1/2026	45,000	44,951
3.50%, 12/1/2029	100,000	99,035
4.40%, 3/24/2051	35,000	35,485
EOG Resources, Inc.:
3.90%, 4/1/2035	25,000	25,736
4.38%, 4/15/2030	30,000	32,436
4.95%, 4/15/2050 (b)	35,000	42,984
Equinor ASA:
2.65%, 1/15/2024	75,000	75,158
2.88%, 4/6/2025 (b)	250,000	250,202
3.25%, 11/18/2049	305,000	287,252
3.63%, 9/10/2028 (b)	50,000	50,930
3.63%, 4/6/2040	100,000	100,045
3.70%, 3/1/2024 (b)	300,000	305,952

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.95%, 5/15/2043	$50,000	$51,769
4.80%, 11/8/2043	30,000	34,581
Exxon Mobil Corp.:
1.57%, 4/15/2023	150,000	149,441
2.02%, 8/16/2024	50,000	49,494
2.44%, 8/16/2029 (b)	50,000	47,923
2.61%, 10/15/2030	300,000	288,666
2.99%, 3/19/2025	650,000	653,529
3.00%, 8/16/2039	50,000	46,262
3.10%, 8/16/2049	50,000	45,746
3.29%, 3/19/2027	350,000	357,161
3.45%, 4/15/2051	545,000	527,102
3.48%, 3/19/2030	250,000	256,345
4.11%, 3/1/2046	125,000	134,440
4.23%, 3/19/2040	105,000	113,354
4.33%, 3/19/2050	250,000	278,710
Hess Corp.:
5.60%, 2/15/2041	75,000	84,402
5.80%, 4/1/2047 (b)	250,000	296,250
HollyFrontier Corp. 2.63%, 10/1/2023 (b)	45,000	44,588
Marathon Oil Corp.:
4.40%, 7/15/2027	50,000	51,618
5.20%, 6/1/2045	50,000	54,145
Marathon Petroleum Corp.:
3.63%, 9/15/2024	50,000	50,405
3.80%, 4/1/2028	30,000	30,210
4.50%, 4/1/2048	25,000	25,127
4.70%, 5/1/2025	350,000	364,157
5.13%, 12/15/2026	150,000	159,843
Nexen, Inc. 5.88%, 3/10/2035	100,000	110,928
Phillips 66:
2.15%, 12/15/2030 (b)	150,000	133,580
3.70%, 4/6/2023	520,000	526,994
3.85%, 4/9/2025	180,000	183,593
3.90%, 3/15/2028 (b)	50,000	50,867
4.88%, 11/15/2044	95,000	105,204
Pioneer Natural Resources Co.:
0.55%, 5/15/2023	15,000	14,666
1.13%, 1/15/2026	95,000	88,168
2.15%, 1/15/2031	70,000	63,025
Shell International Finance B.V.:
0.38%, 9/15/2023 (b)	200,000	194,904
2.38%, 11/7/2029	100,000	94,793
2.50%, 9/12/2026	150,000	147,795
2.75%, 4/6/2030 (b)	250,000	242,557
2.88%, 11/26/2041	350,000	314,709
3.13%, 11/7/2049	100,000	91,200
3.25%, 5/11/2025	100,000	101,004
3.25%, 4/6/2050 (b)	500,000	470,440
4.00%, 5/10/2046	100,000	104,131
4.13%, 5/11/2035	75,000	79,288
Security Description	Principal Amount	Value
4.38%, 5/11/2045	$250,000	$271,280
4.55%, 8/12/2043	250,000	277,507
5.50%, 3/25/2040	25,000	30,787
Suncor Energy, Inc.:
2.80%, 5/15/2023	45,000	45,100
3.10%, 5/15/2025	40,000	39,827
3.75%, 3/4/2051	285,000	273,620
4.00%, 11/15/2047	70,000	69,885
5.35%, 7/15/2033	25,000	27,359
6.50%, 6/15/2038	50,000	63,192
TotalEnergies Capital International SA:
2.99%, 6/29/2041	500,000	456,950
3.13%, 5/29/2050	200,000	182,626
3.75%, 4/10/2024	375,000	382,305
TotalEnergies Capital SA 3.88%, 10/11/2028	25,000	25,870
Valero Energy Corp.:
2.15%, 9/15/2027	250,000	233,992
2.85%, 4/15/2025	14,000	13,831
3.40%, 9/15/2026	50,000	49,826
3.65%, 12/1/2051	750,000	664,507
6.63%, 6/15/2037	250,000	309,942
		23,042,834
OIL & GAS SERVICES — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.:
1.23%, 12/15/2023	40,000	39,076
2.06%, 12/15/2026 (b)	600,000	571,734
3.34%, 12/15/2027	50,000	49,784
4.08%, 12/15/2047	150,000	151,021
Halliburton Co.:
2.92%, 3/1/2030 (b)	500,000	484,005
3.80%, 11/15/2025	9,000	9,193
4.85%, 11/15/2035	150,000	161,368
5.00%, 11/15/2045	35,000	37,986
7.45%, 9/15/2039	25,000	33,596
NOV, Inc. 3.60%, 12/1/2029	100,000	98,333
Schlumberger Investment SA 2.65%, 6/26/2030 (b)	150,000	142,599
		1,778,695
PACKAGING & CONTAINERS — 0.1%
Amcor Flexibles North America, Inc. 2.69%, 5/25/2031	130,000	119,603
Berry Global, Inc. 1.57%, 1/15/2026	250,000	233,327
Packaging Corp. of America:
3.00%, 12/15/2029	25,000	24,216
3.40%, 12/15/2027	35,000	35,053
4.05%, 12/15/2049	10,000	10,078
WRKCo, Inc.:
3.00%, 6/15/2033	500,000	467,110

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.38%, 9/15/2027	$100,000	$98,977
3.75%, 3/15/2025	100,000	101,380
4.20%, 6/1/2032	50,000	51,962
		1,141,706
PHARMACEUTICALS — 1.6%
AbbVie, Inc.:
2.60%, 11/21/2024	605,000	600,801
2.95%, 11/21/2026	605,000	600,130
3.20%, 5/14/2026	200,000	200,540
3.20%, 11/21/2029	245,000	242,087
3.60%, 5/14/2025	350,000	355,236
3.75%, 11/14/2023	235,000	239,639
3.80%, 3/15/2025	425,000	433,759
3.85%, 6/15/2024	50,000	50,979
4.05%, 11/21/2039	700,000	722,099
4.25%, 11/14/2028	35,000	36,837
4.25%, 11/21/2049	340,000	354,766
4.30%, 5/14/2036	50,000	52,467
4.40%, 11/6/2042	50,000	53,001
4.45%, 5/14/2046	150,000	159,723
4.50%, 5/14/2035	50,000	53,766
4.55%, 3/15/2035	350,000	377,195
4.75%, 3/15/2045	75,000	81,832
4.88%, 11/14/2048	25,000	28,370
AmerisourceBergen Corp.:
2.70%, 3/15/2031	200,000	185,110
2.80%, 5/15/2030	100,000	94,047
3.45%, 12/15/2027	50,000	50,095
Astrazeneca Finance LLC:
0.70%, 5/28/2024	80,000	76,736
1.20%, 5/28/2026	785,000	731,290
1.75%, 5/28/2028	55,000	50,798
2.25%, 5/28/2031	20,000	18,623
AstraZeneca PLC:
0.30%, 5/26/2023 (b)	75,000	73,400
0.70%, 4/8/2026	500,000	457,615
3.00%, 5/28/2051 (b)	780,000	721,243
3.38%, 11/16/2025	35,000	35,525
3.50%, 8/17/2023 (b)	50,000	50,742
4.00%, 1/17/2029	35,000	36,887
4.00%, 9/18/2042	25,000	26,435
4.38%, 8/17/2048	40,000	45,515
6.45%, 9/15/2037	25,000	33,333
Becton Dickinson & Co.:
1.96%, 2/11/2031	65,000	57,515
3.36%, 6/6/2024	23,000	23,204
3.70%, 6/6/2027	163,000	165,438
3.73%, 12/15/2024	14,000	14,237
4.69%, 12/15/2044	20,000	21,559
Becton Dickinson and Co. 4.67%, 6/6/2047	210,000	229,614
Bristol-Myers Squibb Co.:
0.54%, 11/13/2023	35,000	34,035
0.75%, 11/13/2025	50,000	46,472
1.13%, 11/13/2027 (b)	50,000	45,566
Security Description	Principal Amount	Value
1.45%, 11/13/2030 (b)	$30,000	$26,207
2.35%, 11/13/2040	520,000	438,448
2.55%, 11/13/2050	30,000	24,871
2.90%, 7/26/2024	319,000	321,341
2.95%, 3/15/2032	95,000	93,106
3.25%, 8/1/2042	50,000	47,205
3.40%, 7/26/2029	155,000	157,702
3.70%, 3/15/2052	500,000	503,065
3.88%, 8/15/2025	130,000	132,323
3.90%, 2/20/2028	100,000	104,423
4.13%, 6/15/2039	535,000	573,194
4.25%, 10/26/2049	150,000	164,194
4.35%, 11/15/2047	225,000	248,310
4.55%, 2/20/2048	100,000	113,702
Cardinal Health, Inc.:
3.08%, 6/15/2024	250,000	250,345
3.41%, 6/15/2027	300,000	301,389
4.90%, 9/15/2045	25,000	25,833
Cigna Corp.:
1.25%, 3/15/2026 (b)	565,000	527,156
2.38%, 3/15/2031	560,000	513,061
2.40%, 3/15/2030	120,000	111,090
3.05%, 10/15/2027	50,000	49,550
3.20%, 3/15/2040	585,000	532,110
3.40%, 3/15/2050	415,000	374,662
3.40%, 3/15/2051	540,000	488,111
3.75%, 7/15/2023	36,000	36,536
4.38%, 10/15/2028	310,000	326,070
4.50%, 2/25/2026	750,000	784,522
4.80%, 8/15/2038	60,000	65,969
4.90%, 12/15/2048	295,000	332,111
Series *, 6.13%, 11/15/2041	25,000	31,355
CVS Health Corp.:
1.30%, 8/21/2027	300,000	272,871
1.88%, 2/28/2031	250,000	219,555
2.70%, 8/21/2040	850,000	721,718
2.88%, 6/1/2026	210,000	208,330
3.38%, 8/12/2024	25,000	25,306
3.75%, 4/1/2030	250,000	254,332
3.88%, 7/20/2025	20,000	20,411
4.10%, 3/25/2025	311,000	319,294
4.13%, 4/1/2040	350,000	355,106
4.30%, 3/25/2028	179,000	187,646
4.78%, 3/25/2038	675,000	736,870
4.88%, 7/20/2035	45,000	49,381
5.05%, 3/25/2048	300,000	339,909
5.13%, 7/20/2045	185,000	209,350
Eli Lilly & Co.:
2.25%, 5/15/2050 (b)	100,000	81,393
2.50%, 9/15/2060	250,000	202,472
GlaxoSmithKline Capital PLC:
0.53%, 10/1/2023	100,000	97,353
3.00%, 6/1/2024	70,000	70,564
3.38%, 6/1/2029	835,000	851,550

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
GlaxoSmithKline Capital, Inc.:
3.38%, 5/15/2023	$100,000	$101,316
3.63%, 5/15/2025	55,000	56,183
3.88%, 5/15/2028	100,000	104,488
4.20%, 3/18/2043	25,000	26,564
6.38%, 5/15/2038	50,000	66,637
Johnson & Johnson:
0.55%, 9/1/2025	800,000	747,328
0.95%, 9/1/2027	65,000	59,489
1.30%, 9/1/2030	570,000	507,893
2.10%, 9/1/2040	65,000	54,543
2.25%, 9/1/2050	100,000	81,827
2.45%, 3/1/2026	30,000	29,843
2.45%, 9/1/2060	65,000	52,681
2.90%, 1/15/2028	250,000	250,832
3.38%, 12/5/2023	25,000	25,464
3.40%, 1/15/2038 (b)	100,000	101,668
3.55%, 3/1/2036	150,000	155,301
3.63%, 3/3/2037	200,000	207,276
3.75%, 3/3/2047 (b)	100,000	106,272
4.50%, 12/5/2043	50,000	57,399
McKesson Corp. 0.90%, 12/3/2025	370,000	339,838
Mead Johnson Nutrition Co. 4.60%, 6/1/2044	25,000	28,257
Merck & Co., Inc.:
0.75%, 2/24/2026 (b)	350,000	326,455
1.45%, 6/24/2030	55,000	48,822
1.70%, 6/10/2027	850,000	805,290
1.90%, 12/10/2028	100,000	94,198
2.15%, 12/10/2031	595,000	551,327
2.35%, 6/24/2040	70,000	60,398
2.75%, 2/10/2025	325,000	326,001
2.75%, 12/10/2051	500,000	435,785
2.90%, 3/7/2024	45,000	45,441
3.40%, 3/7/2029	100,000	102,414
3.60%, 9/15/2042	25,000	25,108
3.70%, 2/10/2045	50,000	50,988
3.90%, 3/7/2039	100,000	106,345
4.00%, 3/7/2049	65,000	70,225
Novartis Capital Corp.:
1.75%, 2/14/2025	100,000	97,601
2.00%, 2/14/2027	100,000	96,365
2.20%, 8/14/2030	100,000	93,943
2.75%, 8/14/2050 (b)	815,000	730,664
3.00%, 11/20/2025 (b)	25,000	25,141
3.10%, 5/17/2027	30,000	30,323
3.40%, 5/6/2024	25,000	25,462
4.00%, 11/20/2045	50,000	53,629
Pfizer, Inc.:
0.80%, 5/28/2025	750,000	708,397
1.70%, 5/28/2030	150,000	136,388
1.75%, 8/18/2031	65,000	58,458
2.55%, 5/28/2040	150,000	134,346
2.70%, 5/28/2050 (b)	250,000	221,632
Security Description	Principal Amount	Value
2.95%, 3/15/2024	$100,000	$101,091
3.00%, 12/15/2026 (b)	150,000	151,329
3.20%, 9/15/2023	50,000	50,717
3.40%, 5/15/2024	25,000	25,492
3.45%, 3/15/2029	100,000	102,959
3.60%, 9/15/2028	100,000	104,098
3.90%, 3/15/2039	25,000	26,597
4.00%, 12/15/2036	150,000	159,358
4.00%, 3/15/2049	100,000	109,214
4.10%, 9/15/2038	200,000	216,502
4.20%, 9/15/2048	35,000	39,363
7.20%, 3/15/2039	75,000	110,143
Sanofi 3.63%, 6/19/2028 (b)	100,000	104,033
Shire Acquisitions Investments Ireland DAC:
2.88%, 9/23/2023	40,000	40,152
3.20%, 9/23/2026	30,000	30,046
Takeda Pharmaceutical Co., Ltd.:
2.05%, 3/31/2030	250,000	225,215
3.03%, 7/9/2040	200,000	178,790
3.18%, 7/9/2050	500,000	438,840
4.40%, 11/26/2023	100,000	102,452
5.00%, 11/26/2028	100,000	108,597
Utah Acquisition Sub, Inc. 5.25%, 6/15/2046	250,000	247,160
Viatris, Inc.:
2.70%, 6/22/2030	150,000	132,318
3.85%, 6/22/2040	500,000	433,445
4.00%, 6/22/2050	900,000	759,861
Wyeth LLC 6.00%, 2/15/2036	25,000	31,499
Zoetis, Inc.:
3.00%, 9/12/2027 (b)	50,000	49,595
3.00%, 5/15/2050	105,000	93,613
3.90%, 8/20/2028	50,000	51,394
4.45%, 8/20/2048	25,000	27,831
4.70%, 2/1/2043	25,000	27,950
		33,791,532
PIPELINES — 0.8%
Boardwalk Pipelines L.P.:
3.40%, 2/15/2031	45,000	42,598
4.80%, 5/3/2029	40,000	41,595
Cheniere Corpus Christi Holdings LLC:
2.74%, 12/31/2039 (d)	750,000	656,272
3.70%, 11/15/2029	90,000	89,715
Enbridge, Inc.:
2.15%, 2/16/2024	90,000	88,795
2.50%, 2/14/2025	80,000	78,303
2.50%, 8/1/2033	200,000	177,730
3.40%, 8/1/2051	145,000	129,030
3.70%, 7/15/2027 (b)	50,000	50,619
4.00%, 11/15/2049	100,000	98,500

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.25%, 12/1/2026	$50,000	$51,648
Energy Transfer L.P.:
2.90%, 5/15/2025	500,000	490,780
4.00%, 10/1/2027	50,000	50,173
4.15%, 9/15/2029	100,000	100,365
4.20%, 4/15/2027	50,000	50,810
4.40%, 3/15/2027	50,000	50,986
4.75%, 1/15/2026	225,000	233,642
4.95%, 5/15/2028	30,000	31,175
5.00%, 5/15/2050	250,000	253,485
5.15%, 2/1/2043	25,000	24,704
5.15%, 3/15/2045	225,000	227,673
5.25%, 4/15/2029	275,000	294,706
5.30%, 4/1/2044	25,000	25,518
5.35%, 5/15/2045	25,000	25,771
5.40%, 10/1/2047	150,000	156,636
5.88%, 1/15/2024	250,000	259,817
6.25%, 4/15/2049	275,000	315,433
Enterprise Products Operating LLC:
3.13%, 7/31/2029	100,000	98,301
3.20%, 2/15/2052	200,000	169,938
3.30%, 2/15/2053	250,000	213,785
3.70%, 1/31/2051	1,250,000	1,145,637
3.75%, 2/15/2025	75,000	76,404
3.95%, 2/15/2027	200,000	205,104
4.15%, 10/16/2028	25,000	26,053
4.20%, 1/31/2050	65,000	64,607
4.80%, 2/1/2049	25,000	26,821
4.85%, 3/15/2044	50,000	52,971
4.90%, 5/15/2046	50,000	54,086
5.10%, 2/15/2045	200,000	218,654
Series E, 3 Month USD LIBOR + 3.03%, 5.25%, 8/16/2077 (c)	150,000	140,616
Kinder Morgan Energy Partners L.P. 5.40%, 9/1/2044	25,000	27,057
Kinder Morgan, Inc.:
2.00%, 2/15/2031 (b)	110,000	96,429
3.25%, 8/1/2050	650,000	539,318
3.60%, 2/15/2051	100,000	88,574
4.30%, 6/1/2025	300,000	307,956
5.05%, 2/15/2046	50,000	53,034
5.30%, 12/1/2034	200,000	219,024
5.55%, 6/1/2045	150,000	168,034
Magellan Midstream Partners L.P.:
4.20%, 10/3/2047	50,000	48,658
4.85%, 2/1/2049	275,000	293,642
5.00%, 3/1/2026	50,000	52,751
MPLX L.P.:
1.75%, 3/1/2026	35,000	32,846
2.65%, 8/15/2030	500,000	459,180
4.00%, 3/15/2028	35,000	35,542
4.50%, 4/15/2038	180,000	183,433
Security Description	Principal Amount	Value
4.70%, 4/15/2048	$100,000	$100,811
4.80%, 2/15/2029	105,000	111,972
4.88%, 6/1/2025	50,000	51,835
4.90%, 4/15/2058	25,000	25,292
4.95%, 3/14/2052	500,000	520,770
5.20%, 3/1/2047	100,000	107,802
5.20%, 12/1/2047	100,000	106,422
ONEOK, Inc.:
2.20%, 9/15/2025	25,000	23,905
2.75%, 9/1/2024	100,000	98,822
3.10%, 3/15/2030	525,000	491,773
3.40%, 9/1/2029	100,000	96,282
4.00%, 7/13/2027	30,000	30,188
4.45%, 9/1/2049	40,000	38,798
4.50%, 3/15/2050	25,000	24,147
4.55%, 7/15/2028	50,000	51,517
4.95%, 7/13/2047	150,000	152,860
5.20%, 7/15/2048	25,000	26,721
Phillips 66 Partners L.P.:
2.45%, 12/15/2024	100,000	98,411
3.15%, 12/15/2029	100,000	96,554
3.55%, 10/1/2026	10,000	10,018
3.75%, 3/1/2028	25,000	24,996
4.90%, 10/1/2046	10,000	10,994
Plains All American Pipeline L.P./PAA Finance Corp.:
3.60%, 11/1/2024	25,000	25,058
4.50%, 12/15/2026 (b)	50,000	51,336
4.65%, 10/15/2025	400,000	411,208
4.70%, 6/15/2044	25,000	23,482
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	100,000	102,890
5.63%, 3/1/2025	200,000	211,470
5.75%, 5/15/2024	75,000	78,549
5.88%, 6/30/2026	250,000	270,495
4.50%, 5/15/2030	250,000	261,985
Spectra Energy Partners L.P. 4.75%, 3/15/2024	350,000	360,090
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 1/15/2032	500,000	479,905
TransCanada PipeLines, Ltd.:
1.00%, 10/12/2024	120,000	114,098
4.10%, 4/15/2030	700,000	723,436
4.63%, 3/1/2034	250,000	267,195
4.75%, 5/15/2038	100,000	107,104
7.63%, 1/15/2039	25,000	34,833
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030	750,000	731,992
7.85%, 2/1/2026	200,000	229,282
Valero Energy Partners L.P. 4.50%, 3/15/2028	50,000	51,428

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Williams Cos., Inc.:
2.60%, 3/15/2031	$750,000	$689,955
3.50%, 11/15/2030	100,000	98,948
3.75%, 6/15/2027	200,000	202,524
3.90%, 1/15/2025	50,000	50,690
4.55%, 6/24/2024	65,000	66,804
5.10%, 9/15/2045	125,000	134,795
5.75%, 6/24/2044	25,000	28,859
		17,304,235
REAL ESTATE — 0.0% (a)
CBRE Services, Inc. 4.88%, 3/1/2026	50,000	52,569
REAL ESTATE INVESTMENT TRUSTS — 0.9%
Agree L.P. 2.00%, 6/15/2028	65,000	59,077
Alexandria Real Estate Equities, Inc.:
2.00%, 5/18/2032 (b)	125,000	109,584
3.00%, 5/18/2051	250,000	210,250
3.38%, 8/15/2031	60,000	59,125
3.45%, 4/30/2025	100,000	100,711
4.00%, 2/1/2050	100,000	99,146
4.70%, 7/1/2030	35,000	37,831
American Campus Communities Operating Partnership L.P.:
2.25%, 1/15/2029	100,000	91,254
3.30%, 7/15/2026	50,000	49,690
3.63%, 11/15/2027	30,000	29,798
American Tower Corp.:
1.45%, 9/15/2026	200,000	182,956
1.50%, 1/31/2028	500,000	441,995
2.30%, 9/15/2031 (b)	145,000	126,565
2.75%, 1/15/2027	200,000	192,012
3.00%, 6/15/2023	250,000	250,992
3.10%, 6/15/2050	100,000	80,907
3.13%, 1/15/2027 (b)	100,000	97,598
3.38%, 10/15/2026	75,000	74,311
3.65%, 3/15/2027	160,000	159,744
AvalonBay Communities, Inc.:
2.05%, 1/15/2032 (b)	140,000	126,592
Series GMTN, 2.95%, 5/11/2026 (b)	50,000	49,633
Series MTN, 2.45%, 1/15/2031	70,000	65,914
Series MTN, 3.20%, 1/15/2028	40,000	39,596
Series MTN, 3.30%, 6/1/2029	65,000	65,061
Series MTN, 3.90%, 10/15/2046	50,000	51,159
Boston Properties L.P.:
2.45%, 10/1/2033	50,000	43,564
2.55%, 4/1/2032	200,000	180,346
2.75%, 10/1/2026	150,000	146,127
Security Description	Principal Amount	Value
2.90%, 3/15/2030	$35,000	$33,146
3.40%, 6/21/2029	100,000	99,117
3.65%, 2/1/2026 (b)	100,000	101,358
Brixmor Operating Partnership L.P.:
2.25%, 4/1/2028	50,000	45,723
2.50%, 8/16/2031	50,000	44,248
3.65%, 6/15/2024	50,000	50,358
4.05%, 7/1/2030	25,000	25,077
4.13%, 6/15/2026	50,000	51,069
4.13%, 5/15/2029	100,000	102,413
Camden Property Trust:
3.15%, 7/1/2029	65,000	64,407
4.10%, 10/15/2028	20,000	20,839
Corporate Office Properties L.P.:
2.25%, 3/15/2026	35,000	33,411
2.75%, 4/15/2031	40,000	36,020
Crown Castle International Corp.:
2.10%, 4/1/2031	500,000	433,115
2.50%, 7/15/2031	500,000	447,140
2.90%, 4/1/2041	500,000	415,225
3.20%, 9/1/2024	250,000	250,422
3.65%, 9/1/2027	150,000	149,440
3.70%, 6/15/2026	15,000	15,096
4.00%, 3/1/2027	20,000	20,315
4.75%, 5/15/2047	100,000	104,692
CubeSmart L.P.:
3.00%, 2/15/2030	100,000	95,816
4.38%, 2/15/2029	30,000	31,468
CyrusOne L.P./CyrusOne Finance Corp.:
2.90%, 11/15/2024	150,000	150,712
3.45%, 11/15/2029	60,000	63,006
Digital Realty Trust L.P. 3.70%, 8/15/2027	150,000	151,135
Duke Realty L.P.:
1.75%, 2/1/2031	70,000	60,794
2.25%, 1/15/2032	100,000	89,899
3.05%, 3/1/2050	10,000	8,532
4.00%, 9/15/2028	100,000	102,226
Equinix, Inc.:
1.00%, 9/15/2025	150,000	137,802
1.45%, 5/15/2026	70,000	64,397
1.55%, 3/15/2028	75,000	66,406
2.00%, 5/15/2028	70,000	63,055
2.50%, 5/15/2031	100,000	89,864
2.63%, 11/18/2024	65,000	64,069
2.95%, 9/15/2051	150,000	120,130
3.20%, 11/18/2029 (b)	45,000	43,234
3.40%, 2/15/2052	50,000	43,593
3.90%, 4/15/2032	100,000	99,474
ERP Operating L.P.:
1.85%, 8/1/2031	200,000	177,678
3.00%, 7/1/2029	25,000	24,540

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 3/1/2028 (b)	$100,000	$100,640
4.00%, 8/1/2047	50,000	51,369
4.15%, 12/1/2028	100,000	103,628
Essex Portfolio L.P.:
1.70%, 3/1/2028	165,000	149,429
2.55%, 6/15/2031	30,000	27,444
3.00%, 1/15/2030	25,000	24,059
3.63%, 5/1/2027	50,000	50,747
4.00%, 3/1/2029	65,000	66,994
4.50%, 3/15/2048	50,000	52,894
Extra Space Storage L.P.:
2.35%, 3/15/2032	70,000	61,651
3.90%, 4/1/2029	520,000	521,851
Federal Realty Investment Trust:
3.20%, 6/15/2029	75,000	73,411
3.25%, 7/15/2027	50,000	49,121
GLP Capital L.P./GLP Financing II, Inc.:
3.25%, 1/15/2032	100,000	90,657
3.35%, 9/1/2024	55,000	54,517
4.00%, 1/15/2030	65,000	63,355
4.00%, 1/15/2031	50,000	48,522
5.25%, 6/1/2025	20,000	20,598
5.38%, 11/1/2023	20,000	20,534
5.38%, 4/15/2026	40,000	41,762
5.75%, 6/1/2028	20,000	21,533
Healthcare Realty Trust, Inc. 2.40%, 3/15/2030	25,000	22,704
Healthcare Trust of America Holdings L.P.:
2.00%, 3/15/2031 (b)	55,000	47,641
3.50%, 8/1/2026	25,000	24,987
Healthpeak Properties, Inc.:
1.35%, 2/1/2027	100,000	91,528
2.13%, 12/1/2028	125,000	115,306
2.88%, 1/15/2031	125,000	118,500
Highwoods Realty L.P.:
3.05%, 2/15/2030	25,000	23,667
3.88%, 3/1/2027	50,000	50,403
Host Hotels & Resorts L.P.:
3.88%, 4/1/2024	50,000	50,424
Series H, 3.38%, 12/15/2029	150,000	143,049
Hudson Pacific Properties L.P.:
3.25%, 1/15/2030	200,000	191,368
4.65%, 4/1/2029	25,000	26,155
Kilroy Realty L.P.:
3.05%, 2/15/2030	50,000	46,910
3.45%, 12/15/2024	50,000	50,154
4.75%, 12/15/2028	25,000	26,344
Kimco Realty Corp.:
2.25%, 12/1/2031	180,000	160,916
2.80%, 10/1/2026	50,000	48,657
3.30%, 2/1/2025	40,000	39,912
Security Description	Principal Amount	Value
3.70%, 10/1/2049	$100,000	$92,906
3.80%, 4/1/2027	25,000	25,288
Life Storage L.P.:
2.40%, 10/15/2031	70,000	61,807
4.00%, 6/15/2029	100,000	101,189
Mid-America Apartments L.P.:
3.60%, 6/1/2027	50,000	50,334
3.95%, 3/15/2029	100,000	102,926
National Retail Properties, Inc.:
3.00%, 4/15/2052	250,000	200,247
3.10%, 4/15/2050	100,000	81,836
3.50%, 4/15/2051	45,000	39,424
3.60%, 12/15/2026	50,000	50,375
4.30%, 10/15/2028	35,000	35,865
Office Properties Income Trust:
2.40%, 2/1/2027	50,000	44,550
4.25%, 5/15/2024	50,000	50,151
4.50%, 2/1/2025	25,000	24,945
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033	200,000	174,478
3.63%, 10/1/2029	50,000	47,218
4.38%, 8/1/2023	31,000	31,482
Physicians Realty L.P.:
2.63%, 11/1/2031 (b)	25,000	22,549
3.95%, 1/15/2028	100,000	101,091
Piedmont Operating Partnership L.P. 3.15%, 8/15/2030	100,000	93,698
Prologis L.P.:
1.25%, 10/15/2030 (b)	30,000	25,550
1.63%, 3/15/2031	250,000	217,837
2.13%, 4/15/2027 (b)	50,000	47,408
2.25%, 4/15/2030	65,000	60,362
3.00%, 4/15/2050	50,000	44,527
4.38%, 2/1/2029	65,000	69,187
Public Storage:
1.50%, 11/9/2026 (b)	50,000	46,927
1.85%, 5/1/2028	250,000	230,972
2.25%, 11/9/2031 (b)	65,000	59,460
Realty Income Corp.:
0.75%, 3/15/2026	250,000	225,657
1.80%, 3/15/2033	300,000	250,065
2.85%, 12/15/2032	250,000	236,185
3.10%, 12/15/2029	150,000	146,307
3.65%, 1/15/2028	100,000	101,560
3.88%, 4/15/2025	100,000	101,794
3.95%, 8/15/2027	40,000	41,137
4.13%, 10/15/2026	50,000	51,624
4.60%, 2/6/2024	5,000	5,136
4.63%, 11/1/2025	50,000	52,298
4.88%, 6/1/2026	10,000	10,551
Regency Centers L.P.:
4.13%, 3/15/2028	50,000	51,707

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
4.40%, 2/1/2047	$150,000	$154,785
Sabra Health Care L.P.:
3.20%, 12/1/2031	150,000	134,029
5.13%, 8/15/2026	25,000	25,584
Simon Property Group L.P.:
1.38%, 1/15/2027 (b)	200,000	184,286
1.75%, 2/1/2028	250,000	227,775
2.20%, 2/1/2031 (b)	250,000	225,415
2.65%, 7/15/2030 (b)	350,000	330,036
2.65%, 2/1/2032 (b)	500,000	462,355
2.75%, 6/1/2023	200,000	200,370
4.25%, 11/30/2046	50,000	52,157
Spirit Realty L.P.:
2.10%, 3/15/2028	50,000	45,383
2.70%, 2/15/2032	60,000	54,127
3.40%, 1/15/2030	100,000	96,414
STORE Capital Corp.:
2.70%, 12/1/2031	100,000	88,618
4.50%, 3/15/2028	50,000	51,491
Sun Communities Operating L.P.:
2.30%, 11/1/2028 (b)	65,000	59,032
2.70%, 7/15/2031	40,000	36,089
Tanger Properties L.P. 3.88%, 7/15/2027 (b)	50,000	49,845
UDR, Inc.:
Series GMTN, 3.50%, 1/15/2028	150,000	149,583
Series MTN, 1.90%, 3/15/2033	250,000	209,102
Series MTN, 2.95%, 9/1/2026	25,000	24,517
Series MTN, 3.50%, 7/1/2027	50,000	50,226
Ventas Realty L.P.:
2.65%, 1/15/2025	25,000	24,545
3.00%, 1/15/2030	50,000	47,836
3.85%, 4/1/2027	100,000	102,096
4.00%, 3/1/2028	100,000	101,789
4.38%, 2/1/2045	75,000	76,096
Vornado Realty L.P. 3.50%, 1/15/2025	50,000	49,814
Welltower, Inc.:
2.05%, 1/15/2029	560,000	509,242
2.70%, 2/15/2027	50,000	48,903
2.80%, 6/1/2031	200,000	186,562
3.10%, 1/15/2030	55,000	53,074
4.00%, 6/1/2025	175,000	177,912
4.13%, 3/15/2029	100,000	103,353
Weyerhaeuser Co.:
3.38%, 3/9/2033	60,000	58,453
4.00%, 11/15/2029	200,000	205,680
WP Carey, Inc.:
2.25%, 4/1/2033	50,000	42,876
Security Description	Principal Amount	Value
3.85%, 7/15/2029	$100,000	$101,151
		18,794,551
RETAIL — 0.7%
Advance Auto Parts, Inc. 3.90%, 4/15/2030	100,000	99,910
AutoNation, Inc.:
3.85%, 3/1/2032	200,000	193,490
4.75%, 6/1/2030	50,000	52,175
AutoZone, Inc.:
1.65%, 1/15/2031 (b)	40,000	34,137
3.13%, 4/18/2024	100,000	100,289
3.75%, 6/1/2027	100,000	102,523
Best Buy Co., Inc. 4.45%, 10/1/2028	50,000	52,483
Costco Wholesale Corp.:
1.38%, 6/20/2027	100,000	93,017
1.60%, 4/20/2030	65,000	58,283
1.75%, 4/20/2032 (b)	530,000	470,820
Darden Restaurants, Inc.:
3.85%, 5/1/2027 (b)	15,000	15,238
4.55%, 2/15/2048	15,000	14,588
Dollar General Corp.:
4.13%, 5/1/2028	70,000	72,379
4.15%, 11/1/2025	25,000	25,871
Dollar Tree, Inc.:
2.65%, 12/1/2031	200,000	182,838
4.00%, 5/15/2025	100,000	102,431
4.20%, 5/15/2028 (b)	45,000	46,686
Genuine Parts Co. 1.75%, 2/1/2025	40,000	38,246
Home Depot, Inc.:
1.50%, 9/15/2028 (b)	100,000	91,147
1.88%, 9/15/2031 (b)	40,000	35,735
2.13%, 9/15/2026	150,000	145,668
2.38%, 3/15/2051	500,000	401,720
2.50%, 4/15/2027 (b)	350,000	343,640
2.70%, 4/15/2030	250,000	242,170
2.75%, 9/15/2051	100,000	86,135
2.80%, 9/14/2027 (b)	250,000	248,465
2.88%, 4/15/2027	100,000	99,595
3.00%, 4/1/2026	350,000	352,954
3.13%, 12/15/2049	100,000	91,801
3.25%, 4/15/2032	130,000	130,013
3.30%, 4/15/2040	250,000	241,125
3.35%, 4/15/2050	150,000	142,662
3.75%, 2/15/2024	25,000	25,547
4.25%, 4/1/2046	35,000	38,073
5.95%, 4/1/2041	50,000	64,720
Kohl's Corp.:
3.38%, 5/1/2031 (b)	90,000	86,347
5.55%, 7/17/2045	20,000	19,881
Lowe's Companies, Inc. 3.00%, 10/15/2050	265,000	225,292
Lowe's Cos., Inc.:
1.30%, 4/15/2028 (b)	20,000	17,839

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
1.70%, 9/15/2028	$25,000	$22,653
1.70%, 10/15/2030 (b)	520,000	454,267
2.50%, 4/15/2026	50,000	48,788
2.63%, 4/1/2031 (b)	100,000	93,613
3.10%, 5/3/2027	200,000	199,986
3.35%, 4/1/2027	90,000	90,629
3.38%, 9/15/2025	25,000	25,252
3.50%, 4/1/2051	50,000	45,886
3.70%, 4/15/2046	50,000	47,737
3.75%, 4/1/2032	250,000	252,882
4.05%, 5/3/2047	300,000	299,868
McDonald's Corp.:
Series MTN, 1.45%, 9/1/2025 (b)	15,000	14,338
Series MTN, 2.13%, 3/1/2030	15,000	13,734
Series MTN, 2.63%, 9/1/2029 (b)	75,000	71,587
Series MTN, 3.35%, 4/1/2023	80,000	80,979
Series MTN, 3.50%, 3/1/2027	50,000	50,941
Series MTN, 3.60%, 7/1/2030	250,000	254,357
Series MTN, 3.63%, 9/1/2049	160,000	153,078
Series MTN, 3.70%, 1/30/2026	75,000	76,869
Series MTN, 3.80%, 4/1/2028	100,000	103,148
Series MTN, 4.20%, 4/1/2050	750,000	784,882
Series MTN, 4.45%, 3/1/2047	125,000	133,651
Series MTN, 4.45%, 9/1/2048	20,000	21,567
Series MTN, 4.70%, 12/9/2035	150,000	163,165
Series MTN, 4.88%, 12/9/2045	100,000	111,815
O'Reilly Automotive, Inc.:
1.75%, 3/15/2031	45,000	38,653
3.60%, 9/1/2027	50,000	50,625
4.35%, 6/1/2028	100,000	103,978
Starbucks Corp.:
2.00%, 3/12/2027	100,000	94,707
2.25%, 3/12/2030	100,000	91,526
2.55%, 11/15/2030	100,000	93,053
3.00%, 2/14/2032 (b)	220,000	210,245
3.35%, 3/12/2050	25,000	22,471
3.50%, 11/15/2050	150,000	139,209
3.80%, 8/15/2025	50,000	51,274
3.85%, 10/1/2023	25,000	25,435
4.00%, 11/15/2028	50,000	51,693
4.45%, 8/15/2049	100,000	106,561
4.50%, 11/15/2048	30,000	32,174
Security Description	Principal Amount	Value
Target Corp.:
1.95%, 1/15/2027 (b)	$200,000	$193,456
2.25%, 4/15/2025	500,000	492,990
2.50%, 4/15/2026	50,000	49,684
3.38%, 4/15/2029 (b)	100,000	103,268
TJX Cos., Inc.:
1.60%, 5/15/2031 (b)	250,000	218,622
2.25%, 9/15/2026	50,000	48,633
Walgreens Boots Alliance, Inc.:
3.20%, 4/15/2030 (b)	50,000	48,784
3.45%, 6/1/2026	250,000	251,480
4.10%, 4/15/2050	350,000	338,730
Walmart, Inc.:
1.05%, 9/17/2026	165,000	153,884
1.50%, 9/22/2028	500,000	459,465
1.80%, 9/22/2031	570,000	518,842
2.50%, 9/22/2041	750,000	668,010
2.65%, 12/15/2024	150,000	151,134
2.65%, 9/22/2051 (b)	750,000	667,695
3.25%, 7/8/2029	80,000	82,414
3.30%, 4/22/2024	325,000	330,538
3.40%, 6/26/2023	325,000	330,525
		14,721,363
SEMICONDUCTORS — 0.6%
Advanced Micro Devices, Inc. 2.95%, 6/1/2024	50,000	50,095
Analog Devices, Inc. 2.10%, 10/1/2031 (b)	500,000	460,470
Applied Materials, Inc.:
1.75%, 6/1/2030	30,000	27,216
3.90%, 10/1/2025	25,000	25,732
4.35%, 4/1/2047	100,000	113,839
5.10%, 10/1/2035	50,000	58,182
Broadcom Corp./Broadcom Cayman Finance, Ltd. 3.88%, 1/15/2027	350,000	352,359
Broadcom, Inc.:
1.95%, 2/15/2028 (d)	80,000	72,026
2.45%, 2/15/2031 (d)	700,000	622,398
2.60%, 2/15/2033 (d)	200,000	173,900
3.14%, 11/15/2035 (d)	750,000	661,230
3.15%, 11/15/2025	80,000	79,464
3.42%, 4/15/2033 (d)	315,000	293,961
3.47%, 4/15/2034 (d)	250,000	231,540
3.50%, 2/15/2041 (d)	565,000	504,319
3.75%, 2/15/2051 (d)	40,000	35,721
4.11%, 9/15/2028	159,000	161,315
4.15%, 11/15/2030	100,000	101,303
4.25%, 4/15/2026	500,000	513,400
4.30%, 11/15/2032	55,000	55,767
4.75%, 4/15/2029	150,000	157,432
5.00%, 4/15/2030	200,000	213,262
Intel Corp.:
1.60%, 8/12/2028	55,000	50,305

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
2.00%, 8/12/2031 (b)	$100,000	$90,786
2.45%, 11/15/2029	150,000	143,137
2.88%, 5/11/2024	200,000	201,592
3.05%, 8/12/2051 (b)	350,000	311,335
3.10%, 2/15/2060	150,000	130,590
3.15%, 5/11/2027	200,000	201,806
3.25%, 11/15/2049	150,000	139,027
3.40%, 3/25/2025 (b)	500,000	507,480
3.75%, 3/25/2027	300,000	310,680
4.10%, 5/19/2046	370,000	394,438
4.10%, 5/11/2047	50,000	52,728
4.75%, 3/25/2050	150,000	174,766
KLA Corp.:
3.30%, 3/1/2050	50,000	47,090
4.10%, 3/15/2029 (b)	65,000	68,209
Lam Research Corp.:
3.75%, 3/15/2026	50,000	51,429
4.00%, 3/15/2029	280,000	293,560
4.88%, 3/15/2049	25,000	29,932
Marvell Technology, Inc.:
1.65%, 4/15/2026	65,000	60,463
2.45%, 4/15/2028	65,000	59,948
2.95%, 4/15/2031	60,000	55,357
Micron Technology, Inc.:
2.70%, 4/15/2032	110,000	99,825
4.66%, 2/15/2030	200,000	210,406
NVIDIA Corp.:
0.31%, 6/15/2023	85,000	83,274
0.58%, 6/14/2024	75,000	71,999
1.55%, 6/15/2028	100,000	91,865
2.00%, 6/15/2031 (b)	100,000	91,423
3.20%, 9/16/2026	50,000	50,839
3.50%, 4/1/2040	300,000	302,742
3.50%, 4/1/2050	150,000	151,485
NXP B.V./NXP Funding LLC 4.88%, 3/1/2024 (d)	100,000	102,836
NXP B.V./NXP Funding LLC/NXP USA, Inc.:
2.70%, 5/1/2025 (d)	10,000	9,715
3.15%, 5/1/2027 (d)	15,000	14,543
3.25%, 5/11/2041 (d)	350,000	310,670
3.40%, 5/1/2030 (d)	20,000	19,463
QUALCOMM, Inc.:
1.30%, 5/20/2028	250,000	225,950
2.15%, 5/20/2030	100,000	93,044
2.90%, 5/20/2024	200,000	201,504
3.25%, 5/20/2027	50,000	50,716
3.25%, 5/20/2050	45,000	43,468
3.45%, 5/20/2025 (b)	50,000	50,763
4.30%, 5/20/2047	50,000	56,290
4.80%, 5/20/2045	25,000	29,026
Texas Instruments, Inc.:
2.90%, 11/3/2027	70,000	70,115
3.88%, 3/15/2039	250,000	265,220
Security Description	Principal Amount	Value
4.15%, 5/15/2048	$150,000	$167,127
TSMC Arizona Corp.:
1.75%, 10/25/2026	750,000	703,035
3.13%, 10/25/2041 (b)	750,000	684,810
		12,591,742
SHIPBUILDING — 0.0% (a)
Huntington Ingalls Industries, Inc.:
0.67%, 8/16/2023 (d)	30,000	29,130
2.04%, 8/16/2028 (d)	100,000	90,388
		119,518
SOFTWARE — 0.7%
Activision Blizzard, Inc. 4.50%, 6/15/2047	150,000	170,538
Adobe, Inc.:
1.90%, 2/1/2025	30,000	29,319
2.30%, 2/1/2030	30,000	28,351
3.25%, 2/1/2025 (b)	25,000	25,342
Autodesk, Inc.:
2.40%, 12/15/2031	160,000	143,710
3.50%, 6/15/2027	50,000	50,272
Broadridge Financial Solutions, Inc.:
2.60%, 5/1/2031	150,000	135,862
2.90%, 12/1/2029	50,000	47,351
Citrix Systems, Inc.:
1.25%, 3/1/2026	55,000	53,370
3.30%, 3/1/2030	100,000	99,055
Electronic Arts, Inc.:
1.85%, 2/15/2031	90,000	79,232
2.95%, 2/15/2051	65,000	54,283
Fidelity National Information Services, Inc.:
0.60%, 3/1/2024	35,000	33,506
1.15%, 3/1/2026	805,000	739,731
1.65%, 3/1/2028	35,000	31,357
2.25%, 3/1/2031	100,000	88,400
3.10%, 3/1/2041	15,000	13,015
Fiserv, Inc.:
2.25%, 6/1/2027	50,000	47,328
2.65%, 6/1/2030 (b)	50,000	46,170
2.75%, 7/1/2024	100,000	99,445
3.20%, 7/1/2026	275,000	274,238
3.50%, 7/1/2029	65,000	63,965
3.80%, 10/1/2023	150,000	152,440
4.20%, 10/1/2028	65,000	66,992
4.40%, 7/1/2049	60,000	61,829
Intuit, Inc.:
0.95%, 7/15/2025	15,000	14,088
1.65%, 7/15/2030	15,000	13,229
Microsoft Corp.:
2.00%, 8/8/2023	50,000	50,131
2.40%, 8/8/2026	200,000	198,358
2.53%, 6/1/2050	1,668,000	1,446,373

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
2.68%, 6/1/2060	$288,000	$248,792
2.88%, 2/6/2024	500,000	506,435
2.92%, 3/17/2052	860,000	803,532
3.04%, 3/17/2062	312,000	291,864
3.13%, 11/3/2025	50,000	50,787
3.30%, 2/6/2027	280,000	287,288
3.45%, 8/8/2036	262,000	271,959
3.63%, 12/15/2023	25,000	25,635
Oracle Corp.:
1.65%, 3/25/2026	590,000	549,231
2.30%, 3/25/2028	105,000	96,145
2.40%, 9/15/2023	200,000	199,206
2.50%, 4/1/2025	600,000	585,930
2.65%, 7/15/2026	45,000	43,263
2.80%, 4/1/2027	250,000	239,562
2.88%, 3/25/2031	370,000	337,647
2.95%, 5/15/2025	10,000	9,867
2.95%, 4/1/2030	300,000	277,647
3.60%, 4/1/2040	750,000	650,130
3.60%, 4/1/2050	525,000	435,104
3.65%, 3/25/2041	910,000	792,928
3.80%, 11/15/2037	180,000	163,012
3.85%, 7/15/2036	150,000	138,343
3.85%, 4/1/2060	250,000	204,995
3.90%, 5/15/2035	5,000	4,693
3.95%, 3/25/2051	370,000	323,839
4.00%, 7/15/2046	180,000	159,921
4.10%, 3/25/2061	145,000	124,774
4.30%, 7/8/2034	200,000	197,270
4.38%, 5/15/2055	10,000	9,069
Roper Technologies, Inc.:
1.75%, 2/15/2031	250,000	216,172
2.00%, 6/30/2030	30,000	26,722
2.95%, 9/15/2029	40,000	38,573
3.80%, 12/15/2026	30,000	30,734
4.20%, 9/15/2028	65,000	67,513
salesforce.com, Inc.:
0.63%, 7/15/2024	55,000	52,712
1.50%, 7/15/2028 (b)	65,000	59,725
1.95%, 7/15/2031	120,000	109,612
2.70%, 7/15/2041	60,000	53,178
2.90%, 7/15/2051	100,000	89,277
3.05%, 7/15/2061	50,000	44,303
3.25%, 4/11/2023	275,000	278,371
3.70%, 4/11/2028	25,000	25,857
ServiceNow, Inc. 1.40%, 9/1/2030	65,000	55,238
VMware, Inc.:
1.00%, 8/15/2024	750,000	714,930
1.40%, 8/15/2026	500,000	459,620
3.90%, 8/21/2027	150,000	152,176
		14,860,861
TELECOMMUNICATIONS — 1.3%
America Movil SAB de CV:
2.88%, 5/7/2030	200,000	191,088
Security Description	Principal Amount	Value
4.38%, 7/16/2042	$50,000	$52,141
4.38%, 4/22/2049	200,000	213,170
6.13%, 3/30/2040	100,000	124,524
AT&T, Inc.:
0.90%, 3/25/2024	850,000	823,769
1.65%, 2/1/2028	530,000	482,745
1.70%, 3/25/2026	850,000	806,378
2.25%, 2/1/2032	125,000	110,781
2.30%, 6/1/2027	550,000	524,892
2.55%, 12/1/2033	350,000	311,346
2.75%, 6/1/2031	350,000	327,848
3.10%, 2/1/2043	150,000	129,399
3.30%, 2/1/2052	90,000	76,909
3.40%, 5/15/2025	250,000	252,422
3.50%, 6/1/2041	600,000	552,498
3.50%, 9/15/2053	1,400,000	1,237,838
3.50%, 2/1/2061	100,000	84,859
3.55%, 9/15/2055	429,000	376,327
3.65%, 6/1/2051	100,000	91,096
3.65%, 9/15/2059	294,000	258,329
3.80%, 2/15/2027	150,000	153,645
3.80%, 12/1/2057	471,000	430,098
3.85%, 6/1/2060	45,000	40,509
4.10%, 2/15/2028	184,000	191,178
4.13%, 2/17/2026	350,000	363,695
4.45%, 4/1/2024	25,000	25,742
4.50%, 5/15/2035	300,000	318,237
4.55%, 3/9/2049	208,000	218,735
4.65%, 6/1/2044	25,000	26,060
4.75%, 5/15/2046	30,000	32,708
4.85%, 3/1/2039	570,000	620,639
Bell Telephone Co. of Canada or Bell Canada:
4.30%, 7/29/2049	55,000	58,423
4.46%, 4/1/2048	30,000	32,481
Series US-3, 0.75%, 3/17/2024	150,000	144,302
Series US-4, 3.65%, 3/17/2051	150,000	143,645
British Telecommunications PLC 5.13%, 12/4/2028	200,000	210,760
Cisco Systems, Inc.:
3.50%, 6/15/2025	25,000	25,561
3.63%, 3/4/2024	25,000	25,591
5.50%, 1/15/2040	300,000	379,368
Corning, Inc.:
4.38%, 11/15/2057	25,000	25,262
5.35%, 11/15/2048	100,000	118,515
5.75%, 8/15/2040	25,000	30,576
Deutsche Telekom International Finance B.V. 8.75%, 6/15/2030	250,000	336,017
Juniper Networks, Inc.:
1.20%, 12/10/2025	250,000	232,797
2.00%, 12/10/2030	250,000	216,665

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.75%, 8/15/2029 (b)	$100,000	$100,002
Motorola Solutions, Inc.:
2.75%, 5/24/2031	100,000	90,769
4.00%, 9/1/2024	23,000	23,376
4.60%, 2/23/2028	125,000	129,361
4.60%, 5/23/2029	50,000	52,088
Orange SA 5.50%, 2/6/2044	50,000	60,049
Rogers Communications, Inc.:
3.20%, 3/15/2027 (d)	135,000	132,905
3.70%, 11/15/2049	50,000	45,126
3.80%, 3/15/2032 (d)	125,000	124,024
4.30%, 2/15/2048	40,000	39,479
4.35%, 5/1/2049	155,000	153,032
4.55%, 3/15/2052 (d)	500,000	502,705
5.00%, 3/15/2044	50,000	53,383
Telefonica Emisiones SA:
4.67%, 3/6/2038	150,000	153,157
5.21%, 3/8/2047	300,000	322,986
5.52%, 3/1/2049	150,000	168,340
7.05%, 6/20/2036	25,000	31,392
Telefonica Europe B.V. 8.25%, 9/15/2030	25,000	32,665
TELUS Corp. 4.60%, 11/16/2048	150,000	165,447
T-Mobile USA, Inc.:
2.05%, 2/15/2028	45,000	41,230
2.25%, 11/15/2031	50,000	43,726
2.55%, 2/15/2031	165,000	149,629
2.70%, 3/15/2032 (d)	500,000	455,165
3.00%, 2/15/2041	555,000	468,903
3.30%, 2/15/2051	850,000	717,944
3.50%, 4/15/2025	650,000	653,939
3.60%, 11/15/2060	20,000	17,094
3.75%, 4/15/2027	900,000	906,507
3.88%, 4/15/2030	380,000	381,596
4.38%, 4/15/2040	350,000	352,978
4.50%, 4/15/2050	545,000	553,480
Verizon Communications, Inc.:
0.75%, 3/22/2024	555,000	537,173
0.85%, 11/20/2025	200,000	185,172
1.45%, 3/20/2026	580,000	545,415
1.50%, 9/18/2030 (b)	60,000	52,104
1.68%, 10/30/2030	55,000	48,073
1.75%, 1/20/2031	200,000	174,570
2.10%, 3/22/2028	500,000	466,750
2.55%, 3/21/2031	500,000	464,560
2.63%, 8/15/2026	50,000	48,937
2.65%, 11/20/2040	200,000	170,080
2.88%, 11/20/2050	200,000	167,078
2.99%, 10/30/2056	837,000	692,576
3.00%, 11/20/2060	175,000	143,460
3.15%, 3/22/2030	500,000	491,355
3.38%, 2/15/2025	500,000	506,105
Security Description	Principal Amount	Value
3.40%, 3/22/2041	$500,000	$470,575
3.55%, 3/22/2051	1,250,000	1,179,000
3.70%, 3/22/2061	500,000	469,040
3.88%, 2/8/2029 (b)	10,000	10,406
4.00%, 3/22/2050	500,000	507,925
4.02%, 12/3/2029	350,000	363,569
4.27%, 1/15/2036	28,000	29,532
4.33%, 9/21/2028	285,000	300,826
4.40%, 11/1/2034	250,000	266,035
4.50%, 8/10/2033	250,000	268,312
Vodafone Group PLC:
4.13%, 5/30/2025	50,000	51,531
4.38%, 5/30/2028	500,000	524,155
4.38%, 2/19/2043	75,000	75,182
5.00%, 5/30/2038	250,000	272,562
5.25%, 5/30/2048	225,000	253,249
		28,287,352
TOYS/GAMES/HOBBIES — 0.0% (a)
Hasbro, Inc.:
3.50%, 9/15/2027	30,000	29,701
3.90%, 11/19/2029	100,000	100,411
		130,112
TRANSPORTATION — 0.5%
Burlington Northern Santa Fe LLC:
3.05%, 2/15/2051 (b)	15,000	13,635
3.30%, 9/15/2051	350,000	333,700
3.40%, 9/1/2024	100,000	101,720
3.55%, 2/15/2050	250,000	247,910
3.75%, 4/1/2024	25,000	25,489
3.90%, 8/1/2046	100,000	103,476
4.05%, 6/15/2048	155,000	164,596
4.13%, 6/15/2047	150,000	161,419
4.15%, 12/15/2048	30,000	32,440
4.45%, 3/15/2043	50,000	54,824
4.55%, 9/1/2044	50,000	55,493
4.90%, 4/1/2044	125,000	144,369
Canadian National Railway Co.:
2.45%, 5/1/2050 (b)	15,000	12,230
2.75%, 3/1/2026	100,000	99,100
2.95%, 11/21/2024	50,000	49,941
3.20%, 8/2/2046	25,000	23,501
3.65%, 2/3/2048	50,000	50,228
Canadian Pacific Railway Co.:
1.35%, 12/2/2024	150,000	144,091
1.75%, 12/2/2026	80,000	75,516
2.05%, 3/5/2030	35,000	32,094
2.45%, 12/2/2031	565,000	523,987
3.00%, 12/2/2041	350,000	315,927
4.00%, 6/1/2028	100,000	104,427
4.80%, 9/15/2035	30,000	33,067
CSX Corp.:
2.40%, 2/15/2030 (b)	50,000	47,218

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
2.50%, 5/15/2051	$610,000	$493,100
3.25%, 6/1/2027 (b)	50,000	50,229
3.35%, 9/15/2049	65,000	60,624
3.40%, 8/1/2024	25,000	25,326
3.80%, 3/1/2028 (b)	50,000	51,488
3.80%, 11/1/2046	100,000	100,275
4.10%, 3/15/2044	75,000	76,748
4.25%, 3/15/2029	95,000	100,653
4.30%, 3/1/2048	50,000	53,409
4.50%, 3/15/2049	125,000	137,275
4.65%, 3/1/2068	50,000	55,235
FedEx Corp.:
2.40%, 5/15/2031	65,000	59,456
3.25%, 5/15/2041	65,000	58,328
3.40%, 2/15/2028	50,000	50,255
3.90%, 2/1/2035	200,000	198,810
4.05%, 2/15/2048	50,000	49,328
4.55%, 4/1/2046	100,000	105,095
4.75%, 11/15/2045	25,000	26,641
4.95%, 10/17/2048	100,000	111,325
5.25%, 5/15/2050	250,000	290,307
Kansas City Southern:
2.88%, 11/15/2029	65,000	62,475
3.50%, 5/1/2050	25,000	23,293
4.70%, 5/1/2048	50,000	55,355
Norfolk Southern Corp.:
2.90%, 6/15/2026	150,000	148,384
2.90%, 8/25/2051	150,000	129,798
3.00%, 3/15/2032	150,000	146,371
3.05%, 5/15/2050	350,000	312,448
3.15%, 6/1/2027	50,000	49,636
3.16%, 5/15/2055	68,000	60,780
3.40%, 11/1/2049	100,000	93,387
3.94%, 11/1/2047	100,000	102,143
4.45%, 6/15/2045	19,000	20,463
Ryder System, Inc.:
Series MTN, 1.75%, 9/1/2026 (b)	125,000	116,596
Series MTN, 2.50%, 9/1/2024	40,000	39,455
Series MTN, 2.85%, 3/1/2027	145,000	140,899
Union Pacific Corp.:
2.15%, 2/5/2027	250,000	240,200
2.38%, 5/20/2031 (b)	40,000	37,498
2.40%, 2/5/2030 (b)	500,000	473,835
2.75%, 3/1/2026	50,000	49,690
2.80%, 2/14/2032	70,000	67,297
2.97%, 9/16/2062	110,000	93,026
3.20%, 5/20/2041 (b)	70,000	66,266
3.25%, 2/5/2050	700,000	653,884
3.38%, 2/14/2042 (b)	40,000	38,649
3.50%, 6/8/2023	50,000	50,658
3.50%, 2/14/2053	75,000	73,247
3.55%, 5/20/2061	100,000	95,125
Security Description	Principal Amount	Value
3.80%, 10/1/2051	$52,000	$53,116
3.80%, 4/6/2071	175,000	173,479
3.84%, 3/20/2060	130,000	131,440
4.10%, 9/15/2067	15,000	15,618
United Parcel Service, Inc.:
2.40%, 11/15/2026	30,000	29,376
2.50%, 4/1/2023	150,000	150,771
3.05%, 11/15/2027	50,000	50,438
3.75%, 11/15/2047	175,000	183,403
3.90%, 4/1/2025	500,000	514,995
5.30%, 4/1/2050	200,000	261,660
		10,109,459
TRUCKING & LEASING — 0.0% (a)
GATX Corp.:
1.90%, 6/1/2031	200,000	171,374
3.10%, 6/1/2051	250,000	208,062
3.85%, 3/30/2027	50,000	50,867
4.55%, 11/7/2028	50,000	52,616
4.70%, 4/1/2029	25,000	26,509
		509,428
VENTURE CAPITAL — 0.0% (a)
Hercules Capital, Inc. 3.38%, 1/20/2027	65,000	61,096
WATER — 0.0% (a)
American Water Capital Corp.:
2.30%, 6/1/2031	100,000	91,623
2.95%, 9/1/2027 (b)	121,000	119,940
3.25%, 6/1/2051	100,000	91,234
3.40%, 3/1/2025	25,000	25,208
3.45%, 5/1/2050	50,000	47,074
3.75%, 9/1/2028	100,000	101,824
3.75%, 9/1/2047	100,000	97,076
4.30%, 12/1/2042	25,000	26,088
Essential Utilities, Inc.:
2.40%, 5/1/2031	105,000	95,293
2.70%, 4/15/2030	60,000	56,202
		751,562
TOTAL CORPORATE BONDS & NOTES (Cost $563,996,082)		531,660,726
ASSET-BACKED SECURITIES — 0.3%
ASSET-BACKED - OTHER — 0.0% (a)
Ford Credit Floorplan Master Owner Trust Series 2020-1, Class A1, 0.70%, 9/15/2025	350,000	339,637

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
AUTOMOBILE — 0.2%
AMERICREDIT AUTOMOBILE RECEIVA AMCAR 2022 1 A3 2.45%, 11/18/2026	$250,000	$246,851
BMW Vehicle Lease Trust 2022-1 Series 2022-1, Class A3, 1.10%, 3/25/2025	300,000	292,550
CarMax Auto Owner Trust Series 2021-2, Class A3, 0.52%, 2/17/2026	100,000	97,897
Carvana Auto Receivables Trust 2021-P4 Series 2021-P4, Class A3, 1.31%, 1/11/2027	175,000	167,615
Drive Auto Receivables Trust Series 2021-3, Class A3, 0.79%, 10/15/2025	130,000	126,968
Exeter Automobile Receivables Trust Series 2021-2A, Class C, 0.98%, 6/15/2026	350,000	340,753
Ford Credit Auto Lease Trust Series 2021-B, Class A3, 0.37%, 10/15/2024	219,000	213,007
Ford Credit Auto Owner Trust Series 2022-A, Class A3, 1.29%, 6/15/2026	218,000	211,112
GM Financial Consumer Automobile Receivables Trust:
Series 2021-2, Class A3, 0.51%, 4/16/2026	155,000	150,590
Series 2022-1, Class A3, 1.26%, 11/16/2026	300,000	289,437
Honda Auto Receivables Owner Trust Series 2021-2, Class A3, 0.33%, 8/15/2025	215,000	208,941
Hyundai Auto Receivables Trust:
Series 2021-C, Class A3, 0.74%, 5/15/2026	350,000	336,204
Series 2021-A, Class A3, 0.38%, 9/15/2025	87,000	84,789
Mercedes-Benz Auto Trust Series 2021-B, Class A3, 0.40%, 11/15/2024	200,000	194,716
Santander Drive Auto Receivables Trust Series 2022-1, Class A3, 1.94%, 11/17/2025	300,000	295,683
Toyota Auto Receivables 2022-A Owner Trust Series 2022-A, Class A3, 1.23%, 6/15/2026	150,000	144,884
Security Description	Principal Amount	Value
Toyota Auto Receivables Owner Trust Series 2020-D, Class A4, 0.47%, 1/15/2026	$250,000	$240,570
Volkswagen Auto Loan Enhanced Trust Series 2021-1, Class A3, 1.02%, 6/22/2026	100,000	96,666
World Omni Auto Receivables Trust Series 2021-A, Class A3, 0.30%, 1/15/2026	300,000	292,802
		4,032,035
CREDIT CARD — 0.1%
American Express Credit Account Master Trust Series 2021-1, Class A, 0.90%, 11/15/2026	368,000	350,741
BA Credit Card Trust Series 2021-A1, Class A1, 0.44%, 9/15/2026	245,000	234,191
Capital One Multi-Asset Execution Trust Series 2021-A2, Class A2, 1.39%, 7/15/2030	350,000	321,039
Citibank Credit Card Issuance Trust Series 2018-A7, Class A7, 3.96%, 10/13/2030	200,000	214,852
Discover Card Execution Note Trust Series 2021-A2, Class A2, 1.03%, 9/15/2028	271,000	251,206
		1,372,029
OTHER ABS — 0.0% (a)
CNH Equipment Trust Series 2021-B, Class A3, 0.44%, 8/17/2026	200,000	192,024
John Deere Owner Trust Series 2021-B, Class A3, 0.52%, 3/16/2026	86,000	82,280
Verizon Master Trust Series 2021-1, Class A, 0.50%, 5/20/2027	353,000	336,015
		610,319
TOTAL ASSET-BACKED SECURITIES (Cost $6,580,704)		6,354,020
FOREIGN GOVERNMENT OBLIGATIONS — 3.4%
AUSTRIA — 0.0% (a)
Oesterreichische Kontrollbank AG:
0.38%, 09/17/2025	90,000	83,293
1.50%, 02/12/2025	50,000	48,520

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 0.50%, 02/02/2026 (b)	$500,000	$460,890
		592,703
CANADA — 0.5%
Canada Government International Bond:
0.75%, 05/19/2026	500,000	464,245
1.63%, 01/22/2025	1,250,000	1,219,437
Province of Alberta Canada:
1.00%, 05/20/2025 (b)	500,000	474,545
1.30%, 07/22/2030	400,000	358,092
3.30%, 03/15/2028	650,000	667,504
Province of British Columbia Canada:
0.90%, 07/20/2026	500,000	464,945
1.30%, 01/29/2031 (b)	200,000	178,990
2.25%, 06/02/2026	150,000	147,453
Province of Manitoba Canada:
2.13%, 06/22/2026	250,000	242,748
Series GX, 2.60%, 04/16/2024 (b)	100,000	100,242
Province of New Brunswick Canada 3.63%, 2/24/2028	50,000	52,256
Province of Ontario Canada:
0.63%, 01/21/2026	440,000	407,550
1.05%, 04/14/2026 (b)	200,000	187,496
1.13%, 10/07/2030	500,000	440,425
1.60%, 02/25/2031	250,000	228,013
1.80%, 10/14/2031	500,000	460,140
2.00%, 10/02/2029	350,000	333,140
2.50%, 04/27/2026	350,000	346,948
3.40%, 10/17/2023	350,000	355,761
Province of Quebec Canada:
0.60%, 07/23/2025 (b)	1,000,000	935,260
1.35%, 05/28/2030	300,000	269,898
1.90%, 04/21/2031 (b)	500,000	468,655
2.50%, 04/20/2026 (b)	250,000	248,130
2.75%, 04/12/2027 (b)	200,000	200,558
Series QO, 2.88%, 10/16/2024	200,000	201,530
Series QX, 1.50%, 02/11/2025	500,000	484,745
		9,938,706
CHILE — 0.1%
Chile Government International Bond:
2.45%, 01/31/2031	200,000	187,206
2.55%, 07/27/2033	250,000	227,970
3.10%, 01/22/2061 (b)	250,000	205,740
3.13%, 01/21/2026	50,000	50,374
3.24%, 02/06/2028	200,000	199,970
3.25%, 09/21/2071	250,000	202,480
3.86%, 06/21/2047	300,000	292,974
Security Description	Principal Amount	Value
4.34%, 03/07/2042	$250,000	$258,015
		1,624,729
FREE OF TAX — 0.1%
Asian Development Bank:
1.63%, 03/15/2024	250,000	246,542
1.88%, 03/15/2029	250,000	239,568
Series GMTN, 1.50%, 01/20/2027	500,000	476,745
European Investment Bank:
1.75%, 03/15/2029 (b)	133,000	126,619
Series GMTN, 1.38%, 03/15/2027 (b)	350,000	331,373
Inter-American Development Bank 1.50%, 1/13/2027	350,000	333,844
		1,754,691
GERMANY — 0.3%
FMS Wertmanagement 2.75%, 1/30/2024	250,000	251,757
Kreditanstalt fuer Wiederaufbau:
0.01%, 06/29/2037	100,000	68,132
0.25%, 04/25/2023	130,000	127,747
0.25%, 10/19/2023	300,000	290,979
0.25%, 03/08/2024	1,165,000	1,119,111
0.38%, 07/18/2025	250,000	232,643
0.50%, 09/20/2024	500,000	476,455
0.63%, 01/22/2026	225,000	209,108
0.75%, 09/30/2030	500,000	436,880
1.38%, 08/05/2024	500,000	487,840
1.75%, 09/14/2029	250,000	237,602
2.00%, 05/02/2025	100,000	98,331
2.50%, 11/20/2024	300,000	300,006
2.63%, 02/28/2024	250,000	251,325
2.88%, 04/03/2028	290,000	294,817
Landwirtschaftliche Rentenbank:
0.88%, 03/30/2026	240,000	224,153
0.88%, 09/03/2030	200,000	176,408
3.13%, 11/14/2023	100,000	101,357
Series 37, 2.50%, 11/15/2027 (b)	50,000	49,675
Series 40, 0.50%, 05/27/2025 (b)	90,000	84,335
		5,518,661
HUNGARY — 0.0% (a)
Hungary Government International Bond 5.38%, 3/25/2024	350,000	366,559
INDONESIA — 0.1%
Indonesia Government International Bond:
1.85%, 03/12/2031 (b)	500,000	451,855
2.15%, 07/28/2031	500,000	463,355

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.05%, 03/12/2051 (b)	$250,000	$226,912
3.55%, 03/31/2032	350,000	359,730
4.45%, 04/15/2070	200,000	206,248
4.75%, 02/11/2029	150,000	165,599
5.35%, 02/11/2049 (b)	100,000	115,418
		1,989,117
ISRAEL — 0.0% (a)
Israel Government International Bond:
2.75%, 07/03/2030	200,000	198,006
2.88%, 03/16/2026	100,000	100,477
3.25%, 01/17/2028	100,000	102,870
3.88%, 07/03/2050 (b)	200,000	206,444
4.13%, 01/17/2048	100,000	106,758
State of Israel 3.38%, 1/15/2050	300,000	284,967
		999,522
ITALY — 0.1%
Republic of Italy Government International Bond:
0.88%, 05/06/2024	200,000	191,510
1.25%, 02/17/2026	250,000	230,607
2.38%, 10/17/2024	250,000	245,922
2.88%, 10/17/2029	500,000	472,605
3.88%, 05/06/2051	200,000	185,440
4.00%, 10/17/2049	200,000	192,082
5.38%, 06/15/2033 (b)	50,000	56,785
		1,574,951
JAPAN — 0.1%
Japan Bank for International Corp.:
0.38%, 09/15/2023 (b)	250,000	243,177
0.63%, 07/15/2025	450,000	420,129
1.25%, 01/21/2031	250,000	223,305
1.88%, 04/15/2031	200,000	187,754
2.13%, 02/16/2029	250,000	240,517
2.75%, 11/16/2027	200,000	199,560
2.88%, 07/21/2027	100,000	100,530
3.25%, 07/20/2023	150,000	151,907
3.25%, 07/20/2028	250,000	258,500
3.38%, 10/31/2023	200,000	203,122
Series DTC, 1.75%, 10/17/2024	200,000	195,664
Series DTC, 2.38%, 04/20/2026	200,000	196,608
Series DTC, 2.50%, 05/23/2024	200,000	199,852
Japan International Cooperation Agency 1.75%, 4/28/2031	200,000	186,224
		3,006,849
Security Description	Principal Amount	Value
MEXICO — 0.2%
Mexico Government International Bond:
2.66%, 05/24/2031	$450,000	$409,585
3.25%, 04/16/2030 (b)	350,000	337,369
3.50%, 02/12/2034	250,000	232,703
3.75%, 01/11/2028	100,000	101,851
3.77%, 05/24/2061	200,000	162,032
3.90%, 04/27/2025 (b)	500,000	517,685
4.13%, 01/21/2026 (b)	125,000	131,205
4.15%, 03/28/2027 (b)	200,000	210,780
4.28%, 08/14/2041	1,025,000	957,196
4.50%, 04/22/2029	250,000	263,893
4.50%, 01/31/2050 (b)	250,000	236,225
4.60%, 02/10/2048	200,000	190,914
4.75%, 04/27/2032 (b)	200,000	212,318
5.00%, 04/27/2051 (b)	200,000	202,738
5.55%, 01/21/2045	450,000	492,025
6.05%, 01/11/2040	30,000	34,088
Series MTN, 4.75%, 03/08/2044	100,000	98,607
		4,791,214
PANAMA — 0.1%
Panama Government International Bond:
2.25%, 09/29/2032	200,000	177,080
3.16%, 01/23/2030	200,000	195,758
3.75%, 03/16/2025	150,000	152,860
3.87%, 07/23/2060	200,000	175,562
3.88%, 03/17/2028	200,000	204,458
4.50%, 05/15/2047	50,000	49,904
4.50%, 04/16/2050	700,000	692,951
6.70%, 01/26/2036	50,000	61,818
		1,710,391
PERU — 0.1%
Peruvian Government International Bond:
2.39%, 01/23/2026 (b)	250,000	243,137
2.78%, 01/23/2031	320,000	302,077
2.78%, 12/01/2060	150,000	117,752
2.84%, 06/20/2030	55,000	52,825
3.00%, 01/15/2034	250,000	234,480
3.23%, 07/28/2121	150,000	114,867
3.30%, 03/11/2041	815,000	743,940
3.55%, 03/10/2051 (b)	70,000	65,492
3.60%, 01/15/2072	250,000	215,987
4.13%, 08/25/2027	150,000	155,922
5.63%, 11/18/2050 (b)	150,000	190,356
6.55%, 03/14/2037	25,000	31,683
		2,468,518
PHILIPPINES — 0.1%
Philippine Government International Bond:
1.65%, 06/10/2031	250,000	222,332

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
1.95%, 01/06/2032	$200,000	$181,302
2.46%, 05/05/2030	200,000	190,250
2.65%, 12/10/2045	600,000	496,650
2.95%, 05/05/2045	250,000	216,428
3.70%, 03/01/2041	200,000	194,210
3.70%, 02/02/2042	100,000	97,034
3.95%, 01/20/2040	200,000	200,014
4.20%, 01/21/2024	300,000	308,253
5.00%, 01/13/2037	150,000	168,405
7.75%, 01/14/2031	100,000	131,222
Republic of Philippines 3.20%, 7/6/2046 (b)	200,000	179,846
		2,585,946
POLAND — 0.0% (a)
Poland Government International Bond 4.00%, 1/22/2024	150,000	153,921
Republic of Poland Government International Bond 3.25%, 4/6/2026 (b)	175,000	178,196
		332,117
SOUTH KOREA — 0.1%
Export-Import Bank of Korea:
0.63%, 06/29/2024	500,000	478,560
0.63%, 02/09/2026 (b)	200,000	184,004
1.13%, 12/29/2026	200,000	184,588
2.38%, 04/21/2027	25,000	24,305
2.50%, 06/29/2041	250,000	228,140
3.25%, 11/10/2025	150,000	151,533
Korea Development Bank:
0.40%, 06/19/2024	215,000	204,994
0.80%, 07/19/2026 (b)	250,000	229,430
1.63%, 01/19/2031 (b)	250,000	222,338
2.00%, 02/24/2025 (b)	200,000	195,368
3.00%, 01/13/2026 (b)	100,000	100,661
Korea International Bank 3.50%, 9/20/2028	200,000	207,506
Korea International Bond 1.00%, 9/16/2030	200,000	175,324
		2,586,751
SUPRANATIONAL — 1.3%
African Development Bank:
0.75%, 04/03/2023	350,000	345,908
0.88%, 03/23/2026	150,000	140,004
3.00%, 09/20/2023	150,000	151,613
Asian Development Bank:
0.63%, 04/29/2025	500,000	471,280
1.50%, 10/18/2024	200,000	195,082
2.63%, 01/30/2024	200,000	201,088
Series GMTN, 0.25%, 07/14/2023	275,000	268,416
Series GMTN, 0.25%, 10/06/2023	200,000	194,172
Security Description	Principal Amount	Value
Series GMTN, 0.38%, 06/11/2024	$725,000	$693,854
Series GMTN, 0.38%, 09/03/2025	250,000	231,833
Series GMTN, 0.50%, 02/04/2026	250,000	230,860
Series GMTN, 0.75%, 10/08/2030	200,000	174,154
Series GMTN, 1.00%, 04/14/2026	100,000	93,736
Series GMTN, 1.25%, 06/09/2028	100,000	92,387
Series GMTN, 1.50%, 03/04/2031	250,000	230,968
Series GMTN, 1.88%, 01/24/2030	500,000	477,260
Series GMTN, 2.00%, 04/24/2026	100,000	97,682
Series GMTN, 2.38%, 08/10/2027	50,000	49,494
Series GMTN, 2.50%, 11/02/2027	100,000	99,618
Series GMTN, 2.63%, 01/12/2027	50,000	50,214
Series GMTN, 3.13%, 09/26/2028	50,000	51,906
Asian Infrastructure Investment Bank:
0.25%, 09/29/2023 (b)	165,000	159,963
0.50%, 05/28/2025	200,000	186,434
0.50%, 01/27/2026 (b)	500,000	459,000
Corp. Andina de Fomento:
1.25%, 10/26/2024	68,000	65,108
2.38%, 05/12/2023	150,000	149,841
Council Of Europe Development Bank:
0.38%, 06/10/2024 (b)	250,000	239,105
0.88%, 09/22/2026 (b)	100,000	93,068
2.50%, 02/27/2024	30,000	30,089
European Bank for Reconstruction & Development:
Series GMTN, 0.25%, 07/10/2023	100,000	97,648
Series GMTN, 0.50%, 11/25/2025	250,000	231,553
Series GMTN, 0.50%, 01/28/2026 (b)	200,000	184,498
Series GMTN, 1.50%, 02/13/2025	250,000	242,557
European Investment Bank:
0.25%, 09/15/2023	365,000	354,973
0.38%, 12/15/2025 (b)	200,000	184,456
0.38%, 03/26/2026	750,000	687,592
0.63%, 07/25/2025	350,000	328,335
0.75%, 10/26/2026	250,000	231,078
0.75%, 09/23/2030 (b)	200,000	174,784

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
1.25%, 02/14/2031	$390,000	$353,235
1.38%, 05/15/2023	350,000	347,637
1.63%, 03/14/2025	485,000	472,327
1.63%, 05/13/2031 (b)	100,000	93,560
1.88%, 02/10/2025	100,000	98,214
2.13%, 04/13/2026 (b)	100,000	98,343
2.38%, 05/24/2027 (b)	100,000	99,229
2.50%, 10/15/2024 (b)	25,000	25,014
2.63%, 03/15/2024	1,100,000	1,105,742
Series GMTN, 2.88%, 08/15/2023	350,000	353,444
Series GMTN, 3.13%, 12/14/2023	350,000	354,875
Inter-American Development Bank:
0.25%, 11/15/2023	150,000	145,250
0.50%, 05/24/2023 (b)	500,000	491,575
0.50%, 09/23/2024	850,000	809,370
0.63%, 07/15/2025	500,000	469,215
0.63%, 09/16/2027 (b)	500,000	450,570
0.88%, 04/03/2025	500,000	475,735
1.13%, 07/20/2028	200,000	183,742
2.00%, 07/23/2026	100,000	97,831
2.25%, 06/18/2029	250,000	245,352
2.38%, 07/07/2027	100,000	99,083
2.63%, 01/16/2024	350,000	351,879
3.00%, 02/21/2024	100,000	101,194
3.13%, 09/18/2028	100,000	103,518
4.38%, 01/24/2044 (b)	75,000	93,653
Series GMTN, 0.88%, 04/20/2026	250,000	233,203
Series GMTN, 1.13%, 01/13/2031	750,000	672,802
Series GMTN, 1.75%, 03/14/2025	250,000	244,355
International Bank for Reconstruction & Development:
0.25%, 11/24/2023	75,000	72,587
0.38%, 07/28/2025	750,000	697,440
0.50%, 10/28/2025	250,000	232,273
0.63%, 04/22/2025	550,000	518,958
0.75%, 03/11/2025	500,000	474,615
0.75%, 11/24/2027	390,000	353,196
0.75%, 08/26/2030	170,000	148,277
0.88%, 07/15/2026	1,000,000	933,530
0.88%, 05/14/2030	250,000	219,850
1.13%, 09/13/2028	500,000	458,440
1.25%, 02/10/2031	500,000	451,515
1.63%, 01/15/2025	350,000	341,736
1.63%, 11/03/2031	1,000,000	924,870
2.50%, 03/19/2024	350,000	350,892
3.00%, 09/27/2023	350,000	354,126
Series GDIF, 1.38%, 04/20/2028	250,000	233,125
Security Description	Principal Amount	Value
Series GDIF, 1.75%, 10/23/2029	$250,000	$236,823
Series GDIF, 1.88%, 06/19/2023	300,000	299,358
Series GDIF, 2.50%, 11/25/2024	300,000	299,979
Series GDIF, 2.50%, 07/29/2025	200,000	199,314
Series GDIF, 2.50%, 11/22/2027	250,000	248,960
Series GMTN, 4.75%, 02/15/2035	25,000	30,387
International Finance Corp.:
Series GMTN, 0.38%, 07/16/2025	250,000	232,775
Series GMTN, 2.13%, 04/07/2026	100,000	98,177
Series GMTN, 2.88%, 07/31/2023	150,000	151,437
International Finance Corp. Series GMTN, 0.75%, 10/8/2026	500,000	462,910
Nordic Investment Bank:
0.38%, 09/20/2024	200,000	189,898
0.38%, 09/11/2025	200,000	185,298
Series GMTN, 0.50%, 01/21/2026 (b)	200,000	184,632
		26,896,936
SWEDEN — 0.1%
Svensk Exportkredit AB:
0.50%, 11/10/2023	500,000	485,730
0.50%, 08/26/2025	350,000	325,150
2.25%, 03/22/2027	250,000	245,115
Series USMT, 0.38%, 03/11/2024 (b)	500,000	480,445
		1,536,440
URUGUAY — 0.1%
Uruguay Government International Bond:
4.38%, 10/27/2027	225,000	238,790
4.38%, 01/23/2031	280,000	304,413
4.98%, 04/20/2055	400,000	468,716
5.10%, 06/18/2050	175,000	207,384
		1,219,303
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $75,184,993)		71,494,104
U.S. GOVERNMENT AGENCY OBLIGATIONS — 29.8%
Federal Farm Credit Banks:
2.88%, 7/17/2023	100,000	100,928
3.50%, 12/20/2023	50,000	50,948

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Federal Farm Credit Banks Funding Corp.:
0.13%, 4/13/2023	$500,000	$491,325
0.13%, 5/10/2023	300,000	293,700
0.25%, 2/26/2024	105,000	100,963
0.30%, 11/12/2024	250,000	234,703
0.35%, 5/16/2024	250,000	238,840
0.47%, 8/19/2024	100,000	94,790
0.50%, 12/1/2023	250,000	242,760
0.68%, 8/4/2025	100,000	93,455
0.68%, 1/13/2027	250,000	227,268
0.70%, 1/27/2027	100,000	91,010
0.79%, 6/21/2027	125,000	113,264
0.88%, 11/18/2024	185,000	177,276
0.90%, 8/19/2027	100,000	90,362
1.00%, 8/3/2027	100,000	91,356
1.04%, 1/25/2029	150,000	133,584
1.10%, 8/10/2029	150,000	133,527
1.13%, 1/6/2025	110,000	105,944
1.14%, 8/20/2029	150,000	133,029
1.15%, 8/12/2030	100,000	86,959
1.32%, 9/9/2030	100,000	88,220
1.38%, 1/14/2031	250,000	220,320
1.65%, 7/23/2035	100,000	83,535
1.69%, 8/20/2035	100,000	83,857
1.75%, 2/14/2025	315,000	308,350
1.95%, 8/13/2040	100,000	79,825
1.99%, 3/17/2031	500,000	457,660
Federal Home Loan Bank:
0.13%, 6/2/2023	325,000	318,159
0.13%, 8/28/2023	800,000	778,104
0.38%, 9/4/2025	750,000	696,292
0.50%, 4/14/2025	205,000	192,813
0.55%, 1/20/2026	150,000	138,071
0.65%, 1/28/2026	150,000	139,062
0.65%, 2/26/2026	100,000	92,498
0.70%, 1/28/2026	150,000	139,268
0.75%, 2/24/2026	100,000	92,551
0.83%, 2/10/2027	100,000	91,497
0.90%, 2/26/2027	150,000	137,819
1.00%, 8/16/2028	250,000	224,693
1.25%, 12/21/2026	1,000,000	942,810
1.50%, 8/15/2024 (b)	190,000	185,953
2.50%, 2/13/2024	220,000	220,788
2.88%, 9/13/2024	50,000	50,422
3.25%, 6/9/2028	500,000	518,340
3.25%, 11/16/2028	280,000	292,838
3.38%, 12/8/2023	50,000	50,893
5.50%, 7/15/2036	135,000	175,670
Federal Home Loan Mortgage Corp.:
0.13%, 10/16/2023	190,000	184,047
0.25%, 6/26/2023	500,000	489,460
0.25%, 8/24/2023	215,000	209,543
0.25%, 9/8/2023 (b)	750,000	729,810
Security Description	Principal Amount	Value
0.25%, 11/6/2023	$650,000	$630,448
0.25%, 12/4/2023	875,000	846,545
0.32%, 11/2/2023	150,000	145,352
0.36%, 5/15/2024	250,000	239,403
0.38%, 4/20/2023	250,000	246,100
0.38%, 5/5/2023	350,000	344,039
0.38%, 9/23/2025 (b)	730,000	677,323
0.60%, 10/15/2025	110,000	102,434
0.60%, 10/20/2025	150,000	139,253
0.63%, 11/25/2025	175,000	162,379
0.68%, 8/6/2025	100,000	93,563
0.75%, 6/23/2026	150,000	138,095
1.50%, 2/12/2025	500,000	486,110
1.50%, 2/1/2051	2,287,475	2,043,305
1.50%, 10/1/2051	1,958,280	1,747,794
1.50%, 11/1/2051	5,759,225	5,139,602
2.00%, 6/1/2036	2,283,622	2,220,013
2.00%, 1/1/2037	3,026,650	2,942,344
2.00%, 10/1/2050	1,371,508	1,278,663
2.00%, 12/1/2050	1,041,186	970,702
2.00%, 1/1/2051	2,636,846	2,458,342
2.00%, 9/1/2051	4,819,765	4,480,258
2.00%, 11/1/2051	7,686,122	7,136,211
2.00%, 2/1/2052	6,353,124	5,900,675
2.00%, 3/1/2052	5,431,990	5,042,192
2.22%, 7/13/2040	150,000	119,159
2.50%, 10/1/2029	17,959	17,928
2.50%, 1/1/2031	37,776	37,721
2.50%, 5/1/2031	59,268	59,155
2.50%, 6/1/2031	110,197	109,986
2.50%, 10/1/2031	104,899	104,698
2.50%, 12/1/2031	140,688	140,419
2.50%, 12/1/2032	478,220	476,858
2.50%, 2/1/2033	507,519	506,074
2.50%, 9/1/2035	593,412	587,545
2.50%, 1/1/2042	1,182,988	1,143,353
2.50%, 9/1/2046	714,302	690,593
2.50%, 7/1/2050	3,100,344	2,973,385
2.50%, 10/1/2050	2,008,182	1,924,786
2.50%, 2/1/2051	2,641,704	2,529,963
2.50%, 9/1/2051	5,418,326	5,179,792
2.50%, 10/1/2051	4,518,928	4,319,288
2.50%, 11/1/2051	5,500,962	5,257,084
2.50%, 12/1/2051	4,679,988	4,471,781
3.00%, 10/1/2030	270,937	274,419
3.00%, 12/1/2030	47,021	47,625
3.00%, 5/1/2031	34,704	35,207
3.00%, 12/1/2031	188,038	190,761
3.00%, 2/1/2032	254,942	258,634
3.00%, 5/1/2032	253,900	257,188
3.00%, 7/1/2032	74,114	75,074
3.00%, 1/1/2033	310,558	314,580
3.00%, 3/1/2035	1,243,024	1,255,456
3.00%, 5/1/2035	594,939	599,401
3.00%, 4/1/2036	163,860	164,121

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 6/1/2036	$101,699	$101,861
3.00%, 2/1/2038	308,546	307,814
3.00%, 1/1/2043	1,357,032	1,355,049
3.00%, 7/1/2043	1,491,732	1,488,947
3.00%, 6/1/2045	34,240	34,070
3.00% 8/1/2045	225,680	225,095
3.00%, 4/1/2046	129,277	128,458
3.00% 6/1/2046	1,664,365	1,659,875
3.00%, 7/1/2046	2,168,279	2,155,955
3.00%, 8/1/2046	247,274	245,708
3.00%, 9/1/2046	80,998	80,485
3.00%, 10/1/2046	137,322	136,452
3.00% 11/1/2046	493,226	490,102
3.00% 12/1/2046	445,225	442,405
3.00%, 1/1/2047	324,678	322,622
3.00% 2/1/2047	871,714	866,194
3.00%, 4/1/2047	2,169,097	2,156,768
3.00%, 9/1/2049	217,625	214,066
3.00%, 12/1/2049	210,647	207,202
3.00%, 2/1/2050	777,780	765,060
3.00%, 4/1/2050	1,452,630	1,426,514
3.00%, 5/1/2050	1,947,277	1,912,193
3.00%, 6/1/2051	1,674,307	1,640,313
3.50%, 4/1/2032	138,743	142,384
3.50%, 6/1/2033	254,592	261,599
3.50%, 9/1/2033	173,477	178,251
3.50%, 11/1/2034	108,985	111,548
3.50%, 3/1/2037	132,538	135,508
3.50%, 4/1/2042	142,308	145,488
3.50%, 12/1/2042	91,376	93,515
3.50%, 8/1/2043	244,284	249,261
3.50%, 5/1/2044	1,087,624	1,109,786
3.50%, 11/1/2044	15,031	15,333
3.50%, 1/1/2045	20,740	21,157
3.50% 7/1/2045	127,443	129,756
3.50%, 10/1/2045	19,472	19,825
3.50% 12/1/2045	242,470	246,872
3.50%, 1/1/2046	29,172	29,702
3.50%, 3/1/2046	58,577	59,391
3.50%, 4/1/2046	86,585	87,789
3.50%, 6/1/2046	100,350	101,745
3.50%, 8/1/2046	1,133,683	1,154,265
3.50%, 12/1/2046	335,050	339,706
3.50%, 2/1/2047	217,324	220,344
3.50%, 3/1/2047	207,030	209,907
3.50%, 4/1/2047	118,458	119,609
3.50%, 6/1/2047	113,232	114,332
3.50% 10/1/2047	205,726	207,724
3.50%, 11/1/2047	73,899	74,617
3.50%, 12/1/2047	165,016	166,619
3.50%, 4/1/2049	171,374	172,350
3.50%, 7/1/2049	458,121	460,387
3.50%, 10/1/2049	49,894	50,141
3.50%, 3/1/2050	1,212,260	1,218,256
4.00%, 11/1/2033	194,197	200,199
Security Description	Principal Amount	Value
4.00%, 4/1/2042	$14,092	$14,698
4.00%, 6/1/2042	39,613	41,298
4.00%, 7/1/2042	746,575	778,759
4.00%, 12/1/2044	15,165	15,788
4.00%, 4/1/2045	11,813	12,277
4.00%, 10/1/2045	27,166	28,235
4.00%, 12/1/2045	50,686	52,678
4.00%, 1/1/2046	191,648	199,183
4.00%, 2/1/2046	75,718	78,695
4.00%, 1/1/2047	239,063	247,057
4.00%, 2/1/2047	93,008	96,117
4.00%, 6/1/2047	166,270	171,151
4.00%, 9/1/2047	206,945	213,019
4.00%, 11/1/2047	154,194	158,720
4.00%, 1/1/2048	400,268	412,017
4.00%, 10/1/2048	776,641	795,808
4.00%, 4/1/2049	62,470	63,865
4.00%, 2/1/2051	2,980,725	3,051,326
4.50%, 5/1/2042	365,576	388,565
4.50%, 5/1/2044	128,869	136,628
4.50%, 12/1/2045	225,379	238,948
4.50%, 9/1/2046	178,945	189,198
4.50%, 4/1/2047	86,654	90,521
4.50%, 10/1/2047	138,056	144,217
4.50%, 11/1/2047	114,730	119,850
4.50%, 12/1/2047	60,023	62,702
4.50%, 7/1/2048	328,099	340,975
4.50%, 9/1/2048	526,392	546,661
4.50%, 11/1/2048	192,191	199,734
4.50%, 6/1/2049	244,204	253,468
4.50%, 11/1/2049	533,178	553,405
5.00%, 7/1/2041	77,035	83,205
5.00%, 11/1/2048	218,191	229,508
5.50%, 8/1/2038	224,593	245,094
6.00%, 7/1/2040	91,198	100,737
6.25%, 7/15/2032 (b)	460,000	610,001
Series *, 2.75%, 6/19/2023	500,000	504,650
Series 0000, 0.64%, 11/24/2025	175,000	162,341
Series 0001, 0.60%, 11/12/2025	150,000	139,094
Series K039, Class A2, 3.30%, 7/25/2024	400,000	404,030
Series K040, Class A2, 3.24%, 9/25/2024	575,000	580,042
Series K049, Class A2, 3.01%, 7/25/2025	200,000	200,933
Series K054, Class A2, 2.75%, 1/25/2026	500,000	497,987
Series K062, Class A2, 3.41%, 12/25/2026	400,000	409,861
Series K085, Class A2, 4.06%, 10/25/2028 (c)	250,000	265,987
Series K086, Class A2, 3.86%, 11/25/2028 (c)	160,001	169,629

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series K087, Class A2, Class A2, 3.77%, 12/25/2028	$1,607,000	$1,696,909
Series K090, Class A2, 3.42%, 2/25/2029	163,934	169,688
Series K092, Class A2, 3.30%, 4/25/2029	350,000	359,907
Series K093, Class A2, 2.98%, 5/25/2029	100,000	100,917
Series K094, Class A2, 2.90%, 6/25/2029	352,767	354,819
Series K098, Class A2, 2.43%, 8/25/2029	100,000	97,498
Series K099, Class A2, 2.60%, 9/25/2029	100,000	98,606
Series K101, Class A2, 2.52%, 10/25/2029	200,000	196,129
Series K109, Class A2, 1.56%, 4/25/2030	100,000	91,019
Series K114, Class A2, 1.37%, 6/25/2030	85,000	75,940
Series K115, Class A2, 1.38%, 6/25/2030	400,000	357,924
Series K118, Class A2, 1.49%, 9/25/2030	750,000	675,039
Series K121, Class A2, 1.55%, 10/25/2030	320,000	288,667
Series K123, Class A2, 1.62%, 12/25/2030	233,333	211,622
Series K124, Class A2, 1.66%, 12/25/2030	500,000	454,613
Series K126, Class A2, 2.07%, 1/25/2031	500,000	470,045
Series K127, Class A2, 2.11%, 1/25/2031	450,000	423,760
Series K131, Class A2, 1.85%, 7/25/2031	500,000	459,429
Series K-1515, Class A2, 1.94%, 2/25/2035	293,000	254,701
Series K-1519, Class A2, 2.01%, 12/25/2035	250,000	216,768
Series K-1520, Class A2, 2.44%, 2/25/2036	520,000	474,010
Series K1522, Class A2, 2.36%, 10/25/2036	250,000	224,240
Series K157, Class A2, 3.99%, 5/25/2033 (c)	500,000	530,432
Series K734, Class A2, 3.21%, 2/25/2026	350,000	352,173
Series K735, Class A2, 2.86%, 5/25/2026	200,000	199,437
Series K736, Class A2, 2.28%, 7/25/2026	300,000	292,697
Series K743, Class A2, 1.77%, 5/25/2028	300,000	282,464
Series USD, 0.38%, 7/21/2025	110,000	102,418
Security Description	Principal Amount	Value
Series K137, Class A2, VRN, 2.35%, 11/25/2031 (c)	$440,000	$420,233
Series K747, Class A2, VRN, 2.05%, 11/25/2028 (c)	166,667	159,008
Federal National Mortgage Association:
0.25%, 5/22/2023	350,000	343,350
0.25%, 7/10/2023	725,000	708,354
0.25%, 11/27/2023 (b)	210,000	203,440
0.38%, 8/25/2025	665,000	617,865
0.50%, 6/17/2025 (b)	1,000,000	936,730
0.50%, 11/7/2025	235,000	218,364
0.63%, 4/22/2025	215,000	202,876
0.65%, 12/10/2025	100,000	92,505
0.65%, 12/17/2025	125,000	115,554
0.70%, 7/30/2025	100,000	93,494
0.75%, 10/8/2027 (b)	700,000	637,231
0.88%, 12/18/2026	125,000	115,098
0.88%, 8/5/2030	1,900,000	1,659,479
1.50%, 7/1/2036	4,101,897	3,889,671
1.50%, 3/1/2037	5,370,030	5,089,484
1.50%, 3/1/2051	2,905,411	2,595,158
1.50%, 11/1/2051	5,910,444	5,274,452
1.63%, 1/7/2025	215,000	209,864
2.00%, 11/1/2031	67,448	65,568
2.00%, 8/1/2035	880,813	857,052
2.00% 11/1/2035	2,176,819	2,118,096
2.00%, 12/1/2035	1,231,350	1,198,132
2.00%, 2/1/2036	2,560,622	2,491,546
2.00% 6/1/2036	3,924,472	3,815,142
2.00%, 12/1/2036	5,610,247	5,453,954
2.00%, 1/1/2042	4,933,829	4,645,652
2.00%, 7/1/2050	831,176	774,917
2.00%, 8/1/2050	1,454,664	1,356,202
2.00%, 10/1/2050	18,994,541	17,708,863
2.00%, 11/1/2050	4,139,207	3,859,037
2.00% 1/1/2051	5,366,559	5,003,314
2.00%, 2/1/2051	3,082,656	2,874,001
2.00% 3/1/2051	15,522,302	14,452,080
2.00%, 4/1/2051	5,041,466	4,690,234
2.00% 5/1/2051	9,745,777	9,075,904
2.00%, 7/1/2051	8,420,174	7,829,632
2.00%, 11/1/2051	15,688,735	14,578,675
2.00%, 1/1/2052	4,950,775	4,598,945
2.00%, 4/1/2052	5,500,000	5,105,098
2.13%, 4/24/2026 (b)	200,000	197,136
2.50%, 2/5/2024	250,000	251,065
2.50%, 3/1/2029	106,013	105,563
2.50%, 7/1/2030	578,909	576,964
2.50%, 2/1/2031	58,885	58,760
2.50%, 10/1/2031	104,267	103,999
2.50%, 12/1/2031	184,967	184,491
2.50%, 1/1/2032	67,235	67,062
2.50%, 4/1/2032	647,026	645,361

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
2.50%, 6/1/2032	$1,737,643	$1,733,173
2.50%, 10/1/2032	218,140	217,375
2.50%, 12/1/2032	445,014	443,455
2.50%, 1/1/2033	247,530	246,662
2.50% 2/1/2035	2,796,240	2,789,047
2.50% 8/1/2035	1,491,271	1,476,515
2.50%, 9/1/2035	3,548,900	3,513,786
2.50%, 6/1/2040	308,429	298,710
2.50%, 8/1/2040	178,935	173,298
2.50%, 11/1/2049	1,633,298	1,570,752
2.50%, 12/1/2049	740,932	712,559
2.50%, 7/1/2050	1,343,213	1,288,210
2.50%, 8/1/2050	3,249,160	3,115,485
2.50%, 10/1/2050	2,061,505	1,975,897
2.50%, 11/1/2050	2,542,635	2,436,558
2.50%, 12/1/2050	1,444,121	1,383,595
2.50%, 4/1/2051	3,324,802	3,181,011
2.50%, 7/1/2051	7,952,486	7,604,859
2.50%, 8/1/2051	13,319,770	12,735,457
2.50%, 9/1/2051	4,544,726	4,344,653
2.50% 10/1/2051	11,442,890	10,937,366
2.50%, 2/1/2052	1,288,985	1,231,241
2.50%, 3/1/2052	6,479,960	6,186,255
2.50%, 4/1/2052	6,000,000	5,729,297
2.63%, 9/6/2024 (b)	250,000	251,380
2.88%, 9/12/2023	500,000	505,075
3.00%, 10/1/2028	33,504	33,896
3.00%, 8/1/2029	18,597	18,809
3.00%, 5/1/2030	99,936	100,996
3.00%, 6/1/2030	18,238	18,459
3.00%, 8/1/2030	343,639	347,812
3.00%, 9/1/2030	18,687	18,914
3.00%, 11/1/2030	40,539	41,032
3.00% 12/1/2030	251,638	254,695
3.00%, 4/1/2031	130,473	132,269
3.00%, 12/1/2031	192,463	195,113
3.00% 2/1/2032	639,095	647,892
3.00%, 5/1/2032	225,495	228,260
3.00%, 8/1/2032	74,141	75,051
3.00%, 10/1/2032	129,280	130,865
3.00%, 2/1/2034	587,240	594,441
3.00%, 7/1/2034	154,325	155,872
3.00%, 6/1/2035	1,940,565	1,960,019
3.00%, 6/1/2036	29,826	29,852
3.00%, 8/1/2036	151,906	152,039
3.00%, 9/1/2036	271,742	271,979
3.00%, 10/1/2036	82,641	82,713
3.00%, 12/1/2036	152,819	152,952
3.00%, 4/1/2037	764,488	765,157
3.00%, 11/1/2037	314,732	314,046
3.00%, 6/1/2042	579,847	578,583
3.00%, 6/1/2043	176,464	176,079
3.00%, 7/1/2043	36,717	36,622
3.00%, 2/1/2044	312,013	311,207
3.00%, 1/1/2045	552,820	551,391
Security Description	Principal Amount	Value
3.00%, 5/1/2045	$497,711	$496,425
3.00%, 9/1/2045	29,999	29,828
3.00% 11/1/2045	194,940	193,832
3.00%, 12/1/2045	38,374	38,156
3.00%, 5/1/2046	273,458	271,529
3.00%, 7/1/2046	304,917	302,766
3.00%, 10/1/2046	194,337	192,966
3.00%, 11/1/2046	413,043	410,130
3.00% 12/1/2046	368,128	365,531
3.00% 1/1/2047	1,025,516	1,018,282
3.00%, 2/1/2047	326,953	324,646
3.00%, 5/1/2047	377,809	374,524
3.00%, 11/1/2047	195,897	194,193
3.00%, 9/1/2049	1,935,079	1,903,464
3.00%, 11/1/2049	633,671	623,318
3.00%, 12/1/2049	1,613,421	1,587,061
3.00%, 1/1/2050	1,209,721	1,189,957
3.00%, 2/1/2050	4,405,660	4,374,584
3.00%, 3/1/2050	1,158,358	1,137,575
3.00%, 5/1/2050	1,321,040	1,297,237
3.00%, 7/1/2050	1,135,797	1,115,244
3.00%, 8/1/2050	476,866	468,219
3.00%, 9/1/2050	4,199,864	4,123,546
3.00%, 10/1/2050	219,980	215,975
3.00%, 9/1/2051	2,708,007	2,652,749
3.00%, 1/1/2052	4,992,566	4,889,918
3.50%, 11/1/2025	13,077	13,365
3.50%, 1/1/2027	13,596	13,896
3.50%, 5/1/2029	21,106	21,574
3.50%, 10/1/2029	18,660	19,074
3.50%, 2/1/2031	148,784	151,937
3.50%, 3/1/2032	110,541	113,363
3.50%, 4/1/2032	166,031	170,269
3.50%, 2/1/2033	326,140	334,464
3.50%, 4/1/2033	97,556	100,172
3.50%, 11/1/2034	715,503	734,992
3.50%, 12/1/2035	19,606	20,032
3.50%, 1/1/2037	146,380	149,605
3.50%, 2/1/2037	207,547	212,119
3.50%, 7/1/2037	85,489	87,342
3.50%, 4/1/2038	186,174	190,162
3.50%, 2/1/2041	64,161	65,546
3.50%, 10/1/2044	14,270	14,545
3.50% 1/1/2045	38,492	39,235
3.50% 2/1/2045	1,692,070	1,730,398
3.50%, 5/1/2045	14,923	15,182
3.50% 8/1/2045	50,941	51,827
3.50%, 11/1/2045	17,033	17,329
3.50% 12/1/2045	267,771	272,432
3.50%, 1/1/2046	175,261	178,310
3.50% 2/1/2046	232,306	236,349
3.50% 4/1/2046	134,200	135,963
3.50% 5/1/2046	184,118	186,537
3.50%, 6/1/2046	49,697	50,350
3.50%, 7/1/2046	147,392	149,328

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 8/1/2046	$1,496,146	$1,525,509
3.50%, 1/1/2047	227,459	230,447
3.50% 2/1/2047	994,520	1,010,919
3.50%, 3/1/2047	213,671	216,479
3.50%, 4/1/2047	428,592	432,432
3.50% 5/1/2047	1,644,495	1,667,402
3.50%, 6/1/2047	170,986	172,518
3.50% 7/1/2047	2,232,036	2,282,595
3.50%, 9/1/2047	157,454	158,864
3.50%, 10/1/2047	184,488	186,141
3.50%, 11/1/2047	41,372	41,743
3.50% 12/1/2047	3,732,656	3,801,772
3.50%, 1/1/2048	87,193	87,974
3.50%, 2/1/2048	137,111	138,349
3.50%, 6/1/2048	239,289	242,328
3.50%, 10/1/2048	782,388	789,398
3.50% 11/1/2048	1,429,599	1,445,533
3.50%, 3/1/2049	1,649,102	1,663,878
3.50%, 5/1/2049	1,689,714	1,698,063
3.50%, 6/1/2049	3,969,195	4,004,758
3.50%, 7/1/2049	229,948	231,084
3.50%, 8/1/2049	648,023	651,225
3.50%, 6/1/2050	368,285	369,837
3.50%, 12/1/2051	417,172	418,573
4.00%, 3/1/2031	450,765	464,197
4.00%, 10/1/2033	74,944	77,529
4.00%, 10/1/2037	537,262	554,377
4.00%, 1/1/2039	60,208	62,003
4.00%, 2/1/2039	53,531	55,126
4.00%, 12/1/2040	25,043	26,103
4.00%, 2/1/2043	148,560	154,849
4.00% 10/1/2043	328,356	342,183
4.00%, 11/1/2043	98,753	102,722
4.00%, 12/1/2043	119,253	124,047
4.00% 10/1/2044	17,597	18,309
4.00%, 1/1/2045	306,443	319,240
4.00%, 3/1/2045	16,324	16,953
4.00%, 5/1/2045	876,337	911,739
4.00%, 7/1/2045	17,031	17,687
4.00% 9/1/2045	67,716	70,325
4.00% 12/1/2045	28,012	29,091
4.00%, 2/1/2046	1,684,545	1,755,853
4.00%, 4/1/2046	64,754	66,870
4.00%, 7/1/2046	103,558	106,941
4.00%, 10/1/2046	1,702,855	1,774,863
4.00% 11/1/2046	858,402	890,963
4.00%, 12/1/2046	224,658	231,999
4.00% 4/1/2047	338,818	348,509
4.00%, 7/1/2047	1,805,109	1,856,742
4.00%, 8/1/2047	159,935	164,509
4.00%, 9/1/2047	162,964	167,625
4.00%, 12/1/2047	226,726	233,211
4.00%, 2/1/2048	494,195	508,331
4.00%, 6/1/2048	383,086	392,248
4.00%, 7/1/2048	163,158	167,060
Security Description	Principal Amount	Value
4.00%, 9/1/2048	$884,536	$905,693
4.00%, 11/1/2048	1,769,205	1,811,520
4.00%, 6/1/2049	748,179	769,580
4.00%, 7/1/2049	582,705	595,234
4.00%, 8/1/2049	944,796	967,393
4.00%, 9/1/2049	217,961	222,647
4.00%, 2/1/2050	665,496	679,806
4.00%, 7/1/2050	1,726,267	1,767,556
4.00%, 3/1/2051	2,858,117	2,919,572
4.50%, 9/1/2039	185,943	197,475
4.50%, 12/1/2040	31,036	32,952
4.50%, 1/1/2042	33,358	35,401
4.50% 9/1/2043	59,295	62,939
4.50%, 11/1/2043	30,302	32,135
4.50%, 5/1/2044	90,240	95,605
4.50%, 6/1/2044	26,900	28,499
4.50%, 2/1/2046	114,441	121,506
4.50%, 3/1/2046	373,574	396,175
4.50%, 5/1/2046	302,520	321,499
4.50%, 7/1/2046	95,940	100,735
4.50%, 11/1/2047	299,286	312,382
4.50%, 4/1/2048	137,249	142,523
4.50%, 7/1/2048	674,279	700,189
4.50% 8/1/2048	464,553	482,403
4.50%, 12/1/2048	170,566	177,121
4.50%, 1/1/2049	55,907	58,056
4.50%, 4/1/2049	90,672	94,097
4.50%, 3/1/2050	641,830	666,074
5.00%, 1/1/2039	300,614	324,052
5.00%, 6/1/2040	110,383	119,080
5.00%, 7/1/2041	18,125	19,553
5.00%, 5/1/2042	24,812	26,767
5.00%, 11/1/2044	305,737	329,827
5.00%, 1/1/2045	18,103	19,476
5.00%, 6/1/2048	228,941	240,793
5.00%, 9/1/2048	244,901	257,579
5.00%, 3/1/2050	369,690	388,819
5.50%, 2/1/2037	15,603	17,030
5.50%, 4/1/2038	72,841	79,613
5.50%, 9/1/2040	22,580	24,677
5.50%, 9/1/2041	36,088	39,472
5.50% 5/1/2044	426,721	466,207
5.63%, 7/15/2037	80,000	107,636
6.63%, 11/15/2030	365,000	478,610
7.25%, 5/15/2030	75,000	100,639
2.00%, 10/1/2051	9,468,790	8,800,294
Series 0000, 0.56%, 11/17/2025	350,000	323,256
Series 2014-M13, Class A2, 3.02%, 8/25/2024 (c)	485,113	487,391
Series 2015-M8, Class A2, 2.90%, 1/25/2025 (c)	245,149	245,053
Series 2017-M12, Class A2, 3.07%, 6/25/2027 (c)	327,418	330,767

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series 2017-M13, Class A2, 2.93%, 9/25/2027 (c)	$287,309	$288,515
Series 2018-M2, Class A2, 2.91%, 1/25/2028 (c)	250,000	250,031
Series 2019-M1, Class A2, Class A2, 3.55%, 9/25/2028 (c)	1,000,000	1,042,862
Series 2020-M14, Class A2, 1.78%, 5/25/2030	500,000	462,499
Series 2020-M42, Class A2, 1.27%, 7/25/2030	200,000	175,778
Series 2020-M8, Class A2, 1.82%, 2/25/2030	144,700	134,378
Series 2021-M11, Class A2, 1.46%, 3/25/2031 (c)	725,000	643,301
Series 2021-M19, Class A2, 1.74%, 10/25/2031 (c)	300,000	271,488
TBA, 1.50%, 4/1/2037 (f)	4,100,000	3,882,515
TBA, 2.00%, 4/1/2037 (f)	7,350,000	7,135,299
TBA, 2.00%, 4/1/2052 (f)	6,550,000	6,075,040
TBA, 2.50%, 4/1/2037 (f)	2,000,000	1,975,970
TBA, 2.50%, 4/1/2052 (f)	8,475,000	8,083,430
TBA, 3.00%, 4/1/2052 (f)	7,640,000	7,470,461
TBA, 3.50%, 4/1/2052 (f)	5,800,000	5,807,888
Series 2020-M29, Class A2, VRN, 1.49%, 5/25/2030 (c)	272,000	245,322
Series 2020-M52, Class A2, VRN, 1.32%, 10/25/2030 (c)	350,000	310,430
Series 2020-M53, Class A2, VRN, 1.68%, 11/25/2032 (c)	550,000	490,245
Series 2021-M1, Class A2, VRN, 1.39%, 11/25/2030 (c)	61,250	54,272
Series 2021-M4, Class A2, VRN, 1.47%, 2/25/2031 (c)	280,000	249,154
GNMA II POOL MA7935 G2 03/52 FIXED 2 2.00%, 3/20/2052	2,000,000	1,903,843
Government National Mortgage Association:
2.00%, 9/20/2050	782,328	747,092
2.00%, 1/20/2051	2,127,844	2,032,006
2.00%, 4/20/2051	4,500,064	4,286,139
2.00%, 5/20/2051	2,379,988	2,270,581
2.00%, 6/20/2051	4,142,922	3,952,063
2.00%, 9/20/2051	7,639,975	7,283,870
2.00%, 12/20/2051	2,921,445	2,782,565
2.00%, 1/20/2052	3,205,937	3,053,533
2.50%, 12/20/2046	4,065,716	3,979,741
Security Description	Principal Amount	Value
2.50%, 8/20/2050	$2,021,598	$1,966,801
2.50%, 9/20/2050	1,300,969	1,265,705
2.50%, 10/20/2050	2,325,858	2,262,814
2.50%, 4/20/2051	4,313,597	4,186,795
2.50%, 7/20/2051	2,833,990	2,750,682
2.50%, 8/20/2051	2,626,803	2,549,585
2.50%, 9/20/2051	5,003,857	4,856,764
2.50%, 10/20/2051	1,827,649	1,773,923
2.50%, 1/20/2052	3,476,905	3,374,697
3.00%, 1/20/2043	266,669	268,440
3.00%, 5/20/2043	132,085	133,026
3.00%, 12/20/2044	20,428	20,465
3.00%, 3/20/2045	10,481	10,478
3.00%, 4/20/2045	32,134	32,127
3.00%, 6/20/2045	492,830	492,720
3.00%, 7/20/2045	32,510	32,503
3.00%, 8/20/2045	31,780	31,773
3.00%, 2/20/2046	917,710	924,247
3.00%, 3/20/2046	291,259	290,604
3.00%, 4/20/2046	1,622,587	1,618,941
3.00%, 5/20/2046	48,008	47,900
3.00%, 7/20/2046	30,815	30,746
3.00%, 8/20/2046	98,839	98,617
3.00%, 9/20/2046	71,059	70,899
3.00%, 10/20/2046	1,931,247	1,926,907
3.00%, 11/20/2046	130,543	130,250
3.00%, 12/20/2046	519,079	517,912
3.00%, 2/20/2047	269,285	268,679
3.00%, 4/20/2047	384,250	382,950
3.00%, 6/20/2047	117,935	117,536
3.00%, 7/20/2047	221,063	220,315
3.00%, 8/20/2047	110,051	109,678
3.00%, 10/20/2047	161,468	160,921
3.00%, 1/20/2048	601,575	599,539
3.00%, 2/20/2048	360,440	359,221
3.00%, 3/20/2048	634,640	632,493
3.00%, 11/20/2049	982,973	976,095
3.00%, 12/20/2049	596,394	592,221
3.00%, 2/20/2050	601,608	597,079
3.00%, 6/20/2050	1,668,506	1,655,228
3.00%, 7/20/2050	2,054,692	2,038,452
3.00%, 12/20/2050	2,478,894	2,459,704
3.00%, 8/20/2051	4,760,904	4,711,196
3.00%, 12/20/2051	1,968,454	1,947,902
3.50%, 10/20/2042	207,699	212,668
3.50%, 1/20/2043	915,175	937,071
3.50%, 5/20/2043	32,173	32,927
3.50%, 9/20/2043	20,940	21,431
3.50%, 11/20/2043	160,178	163,933
3.50%, 6/20/2044	824,867	841,852
3.50%, 10/20/2044	18,080	18,452
3.50%, 12/20/2044	11,958	12,204
3.50%, 3/20/2045	10,536	10,751
3.50%, 4/20/2045	35,873	36,602
3.50%, 6/20/2045	471,804	481,397

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 10/20/2045	$915,256	$933,864
3.50% 1/20/2046	3,193,930	3,258,866
3.50%, 3/20/2046	74,272	75,750
3.50%, 4/20/2046	39,560	40,263
3.50%, 5/20/2046	40,119	40,831
3.50%, 6/20/2046	611,790	623,791
3.50%, 7/20/2046	96,534	98,248
3.50%, 10/20/2046	194,384	197,834
3.50%, 11/20/2046	681,979	694,085
3.50%, 12/20/2046	437,884	445,657
3.50%, 5/20/2047	293,009	297,014
3.50%, 6/20/2047	201,345	204,404
3.50%, 7/20/2047	156,002	158,384
3.50%, 8/20/2047	248,740	252,537
3.50%, 9/20/2047	100,732	102,109
3.50%, 10/20/2047	98,424	99,770
3.50%, 11/20/2047	1,241,378	1,258,346
3.50%, 12/20/2047	462,216	468,534
3.50%, 6/20/2048	149,443	151,486
3.50%, 8/20/2048	107,965	109,300
3.50%, 8/20/2049	376,743	381,353
3.50%, 9/20/2049	1,107,814	1,120,388
3.50%, 12/20/2049	231,816	234,241
3.50%, 2/20/2050	391,395	395,490
3.50%, 7/20/2050	543,396	548,359
3.50%, 10/20/2050	2,077,539	2,100,198
4.00%, 4/15/2040	24,091	25,280
4.00%, 2/20/2042	9,988	10,459
4.00%, 7/20/2042	7,194	7,540
4.00%, 7/15/2044	23,104	24,026
4.00%, 8/20/2044	13,036	13,622
4.00%, 10/20/2044	117,003	122,265
4.00%, 5/15/2045	11,882	12,327
4.00%, 6/15/2045	31,155	32,320
4.00%, 8/20/2045	11,539	12,000
4.00%, 11/20/2045	144,481	150,260
4.00%, 2/20/2046	110,765	115,195
4.00%, 5/20/2046	114,526	119,107
4.00%, 6/20/2046	79,592	82,540
4.00%, 1/20/2047	232,116	240,712
4.00%, 3/20/2047	96,768	100,351
4.00%, 4/20/2047	183,829	189,414
4.00%, 5/20/2047	124,638	128,424
4.00%, 7/20/2047	125,423	129,234
4.00%, 8/20/2047	54,351	56,002
4.00%, 1/20/2048	86,860	89,499
4.00%, 5/20/2048	1,538,754	1,579,603
4.00%, 6/20/2048	2,271,743	2,332,050
4.00%, 8/20/2048	470,778	483,276
4.00%, 10/20/2048	194,903	200,077
4.00%, 11/20/2048	155,144	159,262
4.00%, 4/20/2049	138,673	141,644
4.00%, 6/20/2049	306,500	313,066
4.00%, 7/20/2049	167,009	170,587
4.00%, 1/20/2050	257,202	262,712
Security Description	Principal Amount	Value
4.00%, 3/20/2050	$466,189	$476,176
4.50%, 1/20/2044	64,057	68,671
4.50%, 11/20/2044	18,296	19,543
4.50%, 12/20/2044	15,262	16,303
4.50%, 4/20/2046	79,231	84,632
4.50%, 6/20/2046	53,977	57,866
4.50%, 7/20/2046	70,107	74,885
4.50%, 4/20/2047	204,465	215,411
4.50%, 8/20/2047	59,042	62,202
4.50%, 11/20/2047	532,683	559,582
4.50%, 12/20/2047	32,459	34,098
4.50%, 11/20/2048	187,060	193,881
4.50%, 7/20/2049	198,251	205,480
5.00%, 6/15/2040	12,115	12,874
5.00%, 10/15/2041	71,145	75,554
5.00%, 3/20/2044	28,545	31,066
5.00%, 12/20/2045	110,539	120,299
5.00%, 1/20/2048	144,048	152,366
5.00%, 5/20/2048	104,187	109,906
5.00%, 9/20/2048	182,335	192,070
5.00%, 3/20/2050	213,415	225,740
5.50%, 10/20/2043	27,068	29,885
5.50%, 5/20/2045	313,925	345,694
TBA, 2.00%, 4/1/2052 (f)	5,350,000	5,087,459
TBA, 2.50%, 4/1/2052 (f)	5,600,000	5,426,977
TBA, 3.50%, 4/1/2052 (f)	1,500,000	1,508,235
TBA, 4.00%, 4/1/2052 (f)	950,000	968,373
Tennessee Valley Authority:
0.75%, 5/15/2025 (b)	85,000	80,354
1.50%, 9/15/2031	75,000	67,177
2.88%, 9/15/2024	100,000	100,712
3.50%, 12/15/2042	525,000	536,282
4.25%, 9/15/2065	350,000	432,582
5.25%, 9/15/2039	150,000	190,571
Series A, 2.88%, 2/1/2027	150,000	151,764
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $664,609,492)		632,061,276
U.S. TREASURY OBLIGATIONS — 39.4%
Treasury Bonds:
1.13%, 5/15/2040	2,850,000	2,244,820
1.13%, 8/15/2040	4,000,000	3,133,750
1.25%, 5/15/2050	2,750,000	2,052,617
1.38%, 11/15/2040	6,750,000	5,517,070
1.38%, 8/15/2050	3,350,000	2,579,500
1.63%, 11/15/2050	3,500,000	2,871,094
1.75%, 8/15/2041	5,000,000	4,330,469
1.88%, 2/15/2041	8,000,000	7,118,750
1.88%, 2/15/2051 (b)	4,500,000	3,929,063
1.88%, 11/15/2051 (b)	5,250,000	4,597,031
2.00%, 11/15/2041	9,750,000	8,820,703
2.00%, 2/15/2050	2,050,000	1,844,359
2.00%, 8/15/2051	5,750,000	5,183,086

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
2.25%, 5/15/2041	$5,000,000	$4,717,969
2.25%, 8/15/2046	3,425,000	3,202,375
2.25%, 8/15/2049	2,000,000	1,899,375
2.25%, 2/15/2052	5,500,000	5,274,844
2.38%, 2/15/2042	7,000,000	6,755,000
2.38%, 11/15/2049	2,500,000	2,442,188
2.38%, 5/15/2051	5,900,000	5,780,156
2.50%, 2/15/2045	3,340,000	3,253,369
2.50%, 2/15/2046	3,400,000	3,328,813
2.50%, 5/15/2046	1,850,000	1,812,422
2.75%, 8/15/2042	900,000	914,484
2.75%, 11/15/2042	1,500,000	1,522,500
2.75%, 8/15/2047	1,700,000	1,761,094
2.75%, 11/15/2047	3,400,000	3,522,719
2.88%, 5/15/2043	1,850,000	1,913,016
2.88%, 8/15/2045	5,480,000	5,711,187
2.88%, 11/15/2046	2,500,000	2,630,469
2.88%, 5/15/2049	2,450,000	2,631,453
3.00%, 5/15/2042	325,000	343,840
3.00%, 11/15/2044	3,075,000	3,257,098
3.00%, 5/15/2045	1,875,000	1,991,602
3.00%, 11/15/2045	1,900,000	2,026,172
3.00%, 2/15/2047	2,200,000	2,367,750
3.00%, 5/15/2047	3,300,000	3,558,328
3.00%, 2/15/2048	3,200,000	3,481,500
3.00%, 8/15/2048	2,950,000	3,215,961
3.00%, 2/15/2049	2,650,000	2,909,203
3.13%, 11/15/2041	350,000	377,234
3.13%, 2/15/2042	725,000	782,207
3.13%, 2/15/2043	1,075,000	1,155,793
3.13%, 8/15/2044	2,500,000	2,699,609
3.13%, 5/15/2048	2,375,000	2,648,867
3.38%, 5/15/2044	1,900,000	2,131,563
3.38%, 11/15/2048	3,100,000	3,625,547
3.50%, 2/15/2039	1,000,000	1,145,000
3.63%, 8/15/2043	1,600,000	1,855,000
3.63%, 2/15/2044	1,475,000	1,714,688
3.75%, 8/15/2041	2,000,000	2,350,625
3.75%, 11/15/2043	1,425,000	1,684,172
3.88%, 8/15/2040	750,000	895,313
4.25%, 5/15/2039	1,500,000	1,877,344
4.25%, 11/15/2040	1,500,000	1,873,594
4.38%, 2/15/2038	650,000	821,945
4.38%, 11/15/2039	1,250,000	1,585,352
4.38%, 5/15/2040	575,000	730,879
4.38%, 5/15/2041	300,000	381,047
4.50%, 2/15/2036 (b)	1,500,000	1,897,500
4.50%, 5/15/2038	200,000	256,500
4.50%, 8/15/2039	650,000	837,891
4.63%, 2/15/2040	400,000	523,938
4.75%, 2/15/2037	350,000	456,586
4.75%, 2/15/2041 (b)	650,000	864,398
5.00%, 5/15/2037 (b)	300,000	401,344
5.25%, 11/15/2028	450,000	526,852
6.50%, 11/15/2026 (b)	1,500,000	1,759,336
Security Description	Principal Amount	Value
Treasury Notes:
0.13%, 5/15/2023	$2,000,000	$1,961,797
0.13%, 5/31/2023	5,000,000	4,897,461
0.13%, 6/30/2023	7,500,000	7,330,078
0.13%, 7/15/2023	4,500,000	4,391,543
0.13%, 7/31/2023	5,000,000	4,873,828
0.13%, 8/15/2023	6,500,000	6,328,867
0.13%, 9/15/2023	5,000,000	4,858,008
0.13%, 10/15/2023	3,000,000	2,907,656
0.13%, 12/15/2023	6,000,000	5,787,656
0.13%, 1/15/2024	4,000,000	3,849,063
0.13%, 2/15/2024 (b)	7,500,000	7,202,344
0.25%, 4/15/2023	1,500,000	1,476,738
0.25%, 6/15/2023 (b)	3,000,000	2,941,055
0.25%, 11/15/2023 (b)	3,500,000	3,391,309
0.25%, 3/15/2024 (b)	14,500,000	13,929,062
0.25%, 5/15/2024	2,500,000	2,389,648
0.25%, 6/15/2024	10,000,000	9,536,719
0.25%, 5/31/2025	7,500,000	6,981,445
0.25%, 6/30/2025	3,000,000	2,787,188
0.25%, 8/31/2025	5,000,000	4,626,172
0.25%, 9/30/2025	5,000,000	4,618,359
0.25%, 10/31/2025	7,750,000	7,144,531
0.38%, 10/31/2023 (b)	3,700,000	3,596,949
0.38%, 4/15/2024	5,000,000	4,803,125
0.38%, 7/15/2024 (b)	5,000,000	4,772,266
0.38%, 8/15/2024 (b)	2,000,000	1,904,688
0.38%, 9/15/2024	7,500,000	7,125,586
0.38%, 4/30/2025 (b)	4,000,000	3,745,938
0.38%, 11/30/2025	3,000,000	2,773,359
0.38%, 12/31/2025 (b)	6,000,000	5,540,156
0.38%, 1/31/2026	7,000,000	6,449,844
0.38%, 7/31/2027	2,000,000	1,793,281
0.38%, 9/30/2027	6,000,000	5,355,469
0.50%, 11/30/2023	5,000,000	4,860,156
0.50%, 3/31/2025	2,150,000	2,025,703
0.50%, 2/28/2026	6,000,000	5,547,187
0.50%, 6/30/2027	4,500,000	4,066,523
0.50%, 8/31/2027	4,000,000	3,601,563
0.50%, 10/31/2027	2,250,000	2,019,902
0.63%, 10/15/2024	4,250,000	4,057,090
0.63%, 7/31/2026	1,500,000	1,384,219
0.63%, 11/30/2027	4,550,000	4,106,730
0.63%, 12/31/2027	6,000,000	5,408,906
0.63%, 5/15/2030	3,900,000	3,400,922
0.63%, 8/15/2030	8,750,000	7,601,562
0.75%, 12/31/2023	10,000,000	9,741,016
0.75%, 11/15/2024	8,000,000	7,646,250
0.75%, 3/31/2026	5,000,000	4,662,500
0.75%, 4/30/2026	3,500,000	3,260,195
0.75%, 8/31/2026	5,000,000	4,634,766
0.75%, 1/31/2028	6,500,000	5,895,195
0.88%, 1/31/2024 (b)	4,000,000	3,898,438
0.88%, 6/30/2026	3,000,000	2,801,953
0.88%, 9/30/2026	4,000,000	3,723,750

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
0.88%, 11/15/2030 (b)	$8,000,000	$7,087,500
1.00%, 12/15/2024 (b)	14,000,000	13,453,125
1.00%, 7/31/2028	2,000,000	1,830,156
1.13%, 1/15/2025	4,000,000	3,852,188
1.13%, 2/28/2025	2,000,000	1,922,656
1.13%, 10/31/2026	4,500,000	4,232,812
1.13%, 2/28/2027	1,250,000	1,172,852
1.13%, 2/29/2028 (b)	4,500,000	4,172,695
1.13%, 8/31/2028	5,000,000	4,607,031
1.13%, 2/15/2031 (b)	5,500,000	4,967,187
1.25%, 7/31/2023	250,000	247,363
1.25%, 11/30/2026	6,500,000	6,149,102
1.25%, 12/31/2026	7,500,000	7,086,328
1.25%, 3/31/2028 (b)	6,000,000	5,595,937
1.25%, 4/30/2028	4,000,000	3,726,563
1.25%, 5/31/2028	5,500,000	5,120,586
1.25%, 6/30/2028	6,000,000	5,581,406
1.25%, 9/30/2028	4,000,000	3,711,875
1.25%, 8/15/2031	8,500,000	7,728,359
1.38%, 8/31/2023	2,250,000	2,227,500
1.38%, 9/30/2023	550,000	543,920
1.38%, 1/31/2025 (b)	2,000,000	1,938,281
1.38%, 8/31/2026	3,000,000	2,859,609
1.38%, 10/31/2028	5,500,000	5,141,641
1.38%, 12/31/2028 (b)	3,500,000	3,271,406
1.38%, 11/15/2031	8,500,000	7,800,078
1.50%, 2/29/2024 (b)	7,500,000	7,391,309
1.50%, 9/30/2024	5,000,000	4,882,031
1.50%, 10/31/2024	1,500,000	1,463,203
1.50%, 11/30/2024 (b)	1,500,000	1,461,094
1.50%, 2/15/2025	5,000,000	4,860,937
1.50%, 8/15/2026	1,650,000	1,581,035
1.50%, 1/31/2027	6,050,000	5,782,477
1.50%, 11/30/2028	5,000,000	4,710,156
1.50%, 2/15/2030	5,850,000	5,484,375
1.63%, 4/30/2023	2,500,000	2,495,313
1.63%, 5/31/2023	1,250,000	1,245,801
1.63%, 2/15/2026	1,925,000	1,860,482
1.63%, 5/15/2026 (b)	2,750,000	2,653,320
1.63%, 9/30/2026	1,250,000	1,203,418
1.63%, 10/31/2026	1,250,000	1,203,125
1.63%, 8/15/2029	2,250,000	2,133,633
1.63%, 5/15/2031	8,750,000	8,241,406
1.75%, 5/15/2023	250,000	249,639
1.75%, 6/30/2024	1,500,000	1,478,320
1.75%, 12/31/2024	1,250,000	1,224,902
1.75%, 3/15/2025	10,000,000	9,789,062
1.75%, 1/31/2029 (b)	5,000,000	4,788,281
1.75%, 11/15/2029 (b)	3,000,000	2,870,156
1.88%, 8/31/2024 (b)	850,000	838,113
1.88%, 6/30/2026	1,250,000	1,218,359
1.88%, 7/31/2026	1,000,000	974,453
1.88%, 2/28/2027 (b)	8,500,000	8,273,555
1.88%, 2/28/2029 (b)	6,250,000	6,034,180
1.88%, 2/15/2032	4,500,000	4,322,109
Security Description	Principal Amount	Value
2.00%, 5/31/2024	$1,750,000	$1,735,234
2.00%, 6/30/2024	350,000	346,801
2.00%, 2/15/2025 (b)	2,375,000	2,341,416
2.00%, 8/15/2025 (b)	1,500,000	1,473,516
2.00%, 11/15/2026	2,250,000	2,200,781
2.13%, 11/30/2023	1,000,000	998,438
2.13%, 3/31/2024	5,975,000	5,950,026
2.13%, 7/31/2024	2,500,000	2,482,031
2.13%, 9/30/2024	1,500,000	1,487,227
2.13%, 11/30/2024	1,250,000	1,237,695
2.13%, 5/15/2025	2,350,000	2,321,359
2.13%, 5/31/2026	2,500,000	2,460,938
2.25%, 12/31/2023	1,750,000	1,749,521
2.25%, 1/31/2024	1,000,000	998,945
2.25%, 3/31/2024	5,000,000	4,993,164
2.25%, 4/30/2024	1,000,000	997,344
2.25%, 10/31/2024	1,250,000	1,242,188
2.25%, 11/15/2024	3,000,000	2,980,781
2.25%, 12/31/2024	1,250,000	1,241,602
2.25%, 11/15/2025 (b)	5,475,000	5,419,395
2.25%, 3/31/2026	3,000,000	2,968,594
2.25%, 2/15/2027	3,000,000	2,968,594
2.25%, 8/15/2027	2,000,000	1,977,813
2.25%, 11/15/2027	4,750,000	4,694,336
2.38%, 2/29/2024	5,000,000	5,005,078
2.38%, 8/15/2024	1,950,000	1,945,734
2.38%, 5/15/2027	2,900,000	2,886,859
2.38%, 3/31/2029	10,250,000	10,221,172
2.38%, 5/15/2029	4,350,000	4,337,766
2.50%, 8/15/2023	2,500,000	2,514,063
2.50%, 1/31/2024	2,000,000	2,006,719
2.50%, 5/15/2024	5,000,000	5,010,156
2.50%, 1/31/2025	1,000,000	999,609
2.50%, 2/28/2026	2,500,000	2,496,094
2.50%, 3/31/2027	10,000,000	10,023,437
2.63%, 6/30/2023	1,600,000	1,613,000
2.63%, 12/31/2023 (b)	3,000,000	3,018,398
2.63%, 3/31/2025	1,000,000	1,003,203
2.63%, 12/31/2025	3,250,000	3,260,918
2.63%, 1/31/2026	2,250,000	2,258,438
2.63%, 2/15/2029	4,450,000	4,503,539
2.75%, 4/30/2023	3,250,000	3,283,008
2.75%, 5/31/2023	1,500,000	1,514,707
2.75%, 7/31/2023	1,000,000	1,009,141
2.75%, 8/31/2023	3,750,000	3,783,984
2.75%, 11/15/2023	1,500,000	1,512,305
2.75%, 2/15/2024	7,100,000	7,154,637
2.75%, 2/28/2025	1,000,000	1,006,484
2.75%, 6/30/2025	2,750,000	2,768,262
2.75%, 8/31/2025	2,500,000	2,516,992
2.75%, 2/15/2028	2,750,000	2,792,324
2.88%, 9/30/2023	2,000,000	2,022,109
2.88%, 10/31/2023	2,000,000	2,021,172
2.88%, 11/30/2023 (b)	3,000,000	3,031,289
2.88%, 4/30/2025	1,250,000	1,262,891

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
2.88%, 5/31/2025	$3,900,000	$3,939,609
2.88%, 7/31/2025 (b)	4,000,000	4,043,438
2.88%, 11/30/2025	1,500,000	1,517,344
2.88%, 5/15/2028	4,000,000	4,093,125
2.88%, 8/15/2028	7,750,000	7,939,512
3.00%, 9/30/2025	2,500,000	2,538,281
3.00%, 10/31/2025	2,750,000	2,793,398
3.13%, 11/15/2028	5,500,000	5,725,156
TOTAL U.S. TREASURY OBLIGATIONS (Cost $880,504,194)		836,106,527
MUNICIPAL BONDS & NOTES — 0.5%
CALIFORNIA — 0.1%
Bay Area Toll Authority:
6.91%, 10/1/2050	25,000	38,685
Series F-3, 3.13%, 4/1/2055	500,000	432,668
California, Bay Area Toll Authority Revenue 2.57%, 4/1/2031	50,000	47,350
California, State General Obligation:
3.50%, 4/1/2028	250,000	256,783
7.30%, 10/1/2039	125,000	175,937
7.50%, 4/1/2034	100,000	137,820
7.55%, 4/1/2039	100,000	148,285
California, State University, Revenue Series B, 3.90%, 11/1/2047	100,000	102,787
Los Angeles Community College District:
1.61%, 8/1/2028	50,000	46,376
1.81%, 8/1/2030	50,000	45,235
2.11%, 8/1/2032	50,000	44,970
Los Angeles Department of Water & Power Power System Revenue 5.72%, 7/1/2039	100,000	125,333
Los Angeles, CA, Unified School District, General Obligation 5.75%, 7/1/2034	25,000	29,621
Regents of the University of California Medical Center Pooled Revenue Series H, 6.55%, 5/15/2048	50,000	68,644
San Jose Redev. Agency Successor Agency Series A-T, 3.38%, 8/1/2034	275,000	270,633
State of California 7.60%, 11/1/2040	250,000	380,324
University of California Series BG, 0.88%, 5/15/2025	15,000	14,099
University of California, Revenue Series AX, 3.06%, 7/1/2025	300,000	301,503
		2,667,053
Security Description	Principal Amount	Value
FLORIDA — 0.0% (a)
County of Miami-Dade FL Aviation Revenue Series C, 4.28%, 10/1/2041	$125,000	$128,591
State Board of Administration Finance Corp.:
Series A, 1.26%, 7/1/2025	50,000	47,496
Series A, 1.71%, 7/1/2027	50,000	46,605
Series A, 2.15%, 7/1/2030	50,000	45,641
		268,333
GEORGIA — 0.0% (a)
Georgia, Municipal Electric Authority Revenue 6.66%, 4/1/2057	160,000	216,810
ILLINOIS — 0.0% (a)
Chicago O'Hare International Airport Series C, 4.57%, 1/1/2054	50,000	59,435
Chicago O'Hare International Airport, Revenue Series C, 4.47%, 1/1/2049	50,000	57,994
Sales Tax Securitization Corp. 3.59%, 1/1/2043	275,000	269,800
State of Illinois:
5.10%, 6/1/2033	50,000	53,171
6.63%, 2/1/2035	200,000	224,441
7.35%, 7/1/2035	100,000	116,294
		781,135
MASSACHUSETTS — 0.0% (a)
Commonwealth of Massachusetts Series C, 2.51%, 7/1/2041	15,000	12,823
Massachusetts School Building Authority:
Series B, 3.40%, 10/15/2040	20,000	18,767
Series C, 2.95%, 5/15/2043	100,000	88,334
		119,924
MICHIGAN — 0.1%
Michigan Strategic Fund 3.23%, 9/1/2047	750,000	681,858
University of Michigan Series A, 4.45%, 4/1/2122	250,000	266,560
		948,418
MISSOURI — 0.0% (a)
Health & Educational Facilities Authority of the State of Missouri, Revenue:
3.23%, 5/15/2050	300,000	269,763
3.65%, 8/15/2057	100,000	96,321
		366,084

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
NEW JERSEY — 0.0% (a)
New Jersey Transportation Trust Fund Authority:
4.08%, 6/15/2039	$200,000	$200,314
4.13%, 6/15/2042	160,000	158,267
New Jersey Turnpike Authority Revenue Series A, 7.10%, 1/1/2041	100,000	141,883
Rutgers, State University of New Jersey, Revenue Series P, 3.92%, 5/1/2119	35,000	31,894
		532,358
NEW YORK — 0.1%
New York City Water & Sewer System 5.44%, 6/15/2043	25,000	32,040
New York State Dormitory Authority Series B, 3.14%, 7/1/2043	100,000	94,526
New York, State Urban Development Corp., Revenue Series B, 3.90%, 3/15/2033	100,000	102,955
Port Authority of New York & New Jersey:
3.14%, 2/15/2051	500,000	449,356
4.46%, 10/1/2062	190,000	211,089
5.65%, 11/1/2040	100,000	122,005
Port Authority of New York & New Jersey, Revenue:
3.18%, 7/15/2060	1,000,000	844,595
4.03%, 9/1/2048	125,000	129,152
Series 192, 4.81%, 10/15/2065	25,000	29,253
Series AAA, 1.09%, 7/1/2023	150,000	148,215
		2,163,186
OHIO — 0.0% (a)
American Municipal Power, Inc. 7.83%, 2/15/2041	150,000	220,251
OREGON — 0.0% (a)
Port of Morrow, OR, Oregon Transmission Facilities, Revenue 2.54%, 9/1/2040	750,000	640,848
PENNSYLVANIA — 0.1%
Commonwealth Financing Authority:
Series A, 2.99%, 6/1/2042	750,000	679,271
Series A, 4.14%, 6/1/2038	125,000	133,552
University of Pittsburgh-of the Commonwealth System of Higher Education 3.56%, 9/15/2119	100,000	80,469
		893,292
Security Description	Principal Amount	Value
TEXAS — 0.1%
City of San Antonio TX Electric & Gas Systems Revenue 2.91%, 2/1/2048	$75,000	$63,769
Dallas Area Rapid Transit:
5.02%, 12/1/2048	100,000	118,942
Series A, 2.61%, 12/1/2048	500,000	412,310
Dallas/Fort Worth TX International Airport Revenue Series A, 2.99%, 11/1/2038	250,000	232,412
Grand Parkway Transportation Corp. 3.24%, 10/1/2052	65,000	58,700
Permanent University Fund - University of Texas System 3.38%, 7/1/2047	150,000	143,965
State of Texas 3.21%, 4/1/2044	50,000	48,612
Texas, StateTransportation Commission General Obligation:
2.47%, 10/1/2044	150,000	124,915
2.56%, 4/1/2042	40,000	34,674
		1,238,299
VIRGINIA — 0.0% (a)
University of Virginia Series C, 4.18%, 9/1/2117	50,000	50,069
University of Virginia, Revenue 2.26%, 9/1/2050	150,000	118,985
		169,054
TOTAL MUNICIPAL BONDS & NOTES (Cost $12,053,654)		11,225,045
MORTGAGE-BACKED SECURITIES — 0.9%
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class A4, 3.71%, 9/15/2048	100,000	100,310
BANK 2017-BNK8:
Series 2017-BNK8, Class A4, 3.49%, 11/15/2050	90,000	90,554
Series 2017-BNK8, Class B, 3.93%, 11/15/2050 (c)	50,000	49,798
BANK 2018-BNK14 Series 2018-BN14, Class A4, 4.23%, 9/15/2060 (c)	143,329	150,171
BANK 2018-BNK15 Series 2018-BN15, Class A4, 4.41%, 11/15/2061 (c)	100,000	105,955
BANK 2019-BNK18 Series 2019-BN18, Class A4, 3.58%, 5/15/2062	100,000	101,333

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Bank 2019-BNK19 Series 2019-BN19, Class A3, 3.18%, 8/15/2061	$100,000	$98,855
BANK 2019-BNK20 Series 2019-BN20, Class A3, 3.01%, 9/15/2062	50,000	48,811
BANK 2019-BNK24 Series 2019-BN24, Class A3, 2.96%, 11/15/2062	200,000	194,479
BANK 2020-BNK28 Series 2020-BN28, Class A4, 1.84%, 3/15/2063	93,750	83,466
BANK 2020-BNK29 Series 2020-BN29, Class A4, 2.00%, 11/15/2053	500,000	449,719
BANK 2021-BNK31 Series 2021-BN31, Class A4, 2.04%, 2/15/2054	234,783	211,782
BANK 2021-BNK32 Series 2021-BN32, Class A5, 2.64%, 4/15/2054	300,000	283,999
BANK 2021-BNK37 Series 2021-BN37, Class A4, 2.37%, 11/15/2064	500,000	461,952
Barclays Commercial Mortgage Trust Series 2019-C3, Class A4, 3.58%, 5/15/2052	150,000	151,296
BBCMS Mortgage Trust:
Series 2020-C8, Class A5, 2.04%, 10/15/2053	250,000	225,509
Series 2021-C9, Class A5, 2.30%, 2/15/2054	250,000	228,965
Series 2022-C14, Class A5, 2.95%, 2/15/2055 (c)	450,000	435,192
Benchmark Mortgage Trust:
Series 2018-B2, Class A5, 3.88%, 2/15/2051 (c)	130,000	133,359
Series 2018-B3, Class A5, 4.03%, 4/10/2051	100,000	103,209
Series 2018-B5, Class A4, 4.21%, 7/15/2051	100,000	104,640
Series 2019-B10, Class A4, 3.72%, 3/15/2062	115,000	117,126
Series 2019-B12, Class A5, 3.12%, 8/15/2052	200,000	196,303
Series 2020-B16, Class A5, 2.73%, 2/15/2053	750,000	716,913
Series 2020-B18, Class A5, 1.93%, 7/15/2053	79,167	71,145
Series 2021-B24, Class A5, 2.58%, 3/15/2054	425,000	400,645
Series 2021-B25, Class A5, 2.58%, 4/15/2054	500,000	470,339
Series 2021-B28, Class A5, VRN, 2.22%, 8/15/2054 (c)	300,000	273,303
Security Description	Principal Amount	Value
CD Mortgage Trust:
Series 2017-CD3, Class A4, 3.63%, 2/10/2050	$300,000	$302,486
Series 2019-CD8, Class A4, 2.91%, 8/15/2057	200,000	193,233
CFCRE Commercial Mortgage Trust Series 2016-C7, Class A3, 3.84%, 12/10/2054	300,000	304,322
Citigroup Commercial Mortgage Trust:
Series 2013-GC11, Class A4, 3.09%, 4/10/2046	75,000	75,190
Series 2015-GC33, Class A4, 3.78%, 9/10/2058	600,000	606,154
Series 2017-C4, Class A4, 3.47%, 10/12/2050	250,000	250,027
Series 2019-GC41, Class A5, 2.87%, 8/10/2056	100,000	96,394
Series 2019-GC43, Class A4, 3.04%, 11/10/2052	150,000	146,425
Series 2020-GC46, Class A5, 2.72%, 2/15/2053	750,000	713,978
COMM Mortgage Trust:
Series 2014-CR14, Class A3, 3.96%, 2/10/2047	400,000	404,170
Series 2014-CR16, Class A4, 4.05%, 4/10/2047	100,000	101,246
Series 2014-CR16, Class B, 4.58%, 4/10/2047	400,000	402,172
Series 2014-UBS6, Class A5, 3.64%, 12/10/2047	100,000	100,406
Series 2015-LC21, Class A4, 3.71%, 7/10/2048	50,000	50,400
Series 2015-LC23, Class ASB, 3.60%, 10/10/2048	217,083	218,289
Series 2018-COR3, Class A3, 4.23%, 5/10/2051	100,000	104,251
CSAIL Commercial Mortgage Trust:
Series 2015-C1, Class AS, 3.79%, 4/15/2050 (c)	150,000	149,077

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series 2017-CX10, Class A5, 3.46%, 11/15/2050 (c)	$250,000	$249,159
Series 2018-C14, Class A4, 4.42%, 11/15/2051 (c)	50,000	52,812
Series 2019-C17, Class A5, 3.02%, 9/15/2052	200,000	193,779
Federal Home Loan Mortgage Corp. Series K748, Class A2, 2.26%, 1/25/2029 (c)	500,000	482,980
GS Mortgage Securities Trust:
Series 2013-GC12, Class AS, 3.38%, 6/10/2046	150,000	150,000
Series 2013-GC13, Class A5, 4.03%, 7/10/2046 (c)	80,000	81,029
Series 2013-GC16, Class A3, 4.24%, 11/10/2046	86,987	88,136
Series 2016-GS3, Class A4, 2.85%, 10/10/2049	200,000	194,844
Series 2017-GS8, Class A4, 3.47%, 11/10/2050	250,000	250,345
Series 2019-GC42, Class A4, 3.00%, 9/1/2052	150,000	145,836
Series 2020-GSA2, Class A5, 2.01%, 12/12/2053	500,000	448,818
Series 2021-GSA3, Class A5, 2.62%, 12/15/2054	166,667	156,035
JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16, Class A4, 4.17%, 12/15/2046	60,000	60,871
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C18, Class AS, 4.44%, 2/15/2047 (c)	50,000	50,204
Series 2015-C29, Class A4, 3.61%, 5/15/2048	100,000	100,247
Series 2015-C30, Class A5, 3.82%, 7/15/2048	200,000	202,130
Series 2015-C33, Class A4, 3.77%, 12/15/2048	100,000	100,999
Series 2016-C1, Class B, 4.73%, 3/17/2049 (c)	300,000	303,073
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6, Class A5, 3.49%, 7/15/2050	500,000	502,829
Security Description	Principal Amount	Value
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7, Class A5, 2.18%, 5/13/2053	$1,000,000	$914,229
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C20, Class A4, 3.25%, 2/15/2048	200,000	199,110
Series 2017-C33, Class A5, 3.60%, 5/15/2050	420,000	423,123
Morgan Stanley Capital I Trust:
Series 2015-MS1, Class A3, 3.51%, 5/15/2048	220,000	218,976
Series 2018-L1, Class A3, 4.14%, 10/15/2051	150,000	154,921
Series 2019-H7, Class A4, 3.26%, 7/15/2052	200,000	196,970
Series 2021-L5, Class A4, 2.73%, 5/15/2054	350,000	332,192
UBS Commercial Mortgage Trust:
Series 2018-C8, Class A4, 3.98%, 2/15/2051	400,000	412,007
Series 2019-C16, Class A4, 3.60%, 4/15/2052	100,000	101,133
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC18, Class ASB, 3.24%, 12/15/2047	121,027	121,449
Series 2015-C31, Class A3, 3.43%, 11/15/2048	83,785	83,510
Series 2015-SG1, Class A4, 3.79%, 9/15/2048	986,742	990,712
Series 2017-C39, Class A4, 3.16%, 9/15/2050	300,000	295,479
Series 2017-C42, Class A4, 3.59%, 12/15/2050	250,000	252,653
Series 2018-C47, Class A4, 4.44%, 9/15/2061	150,000	158,798
Series 2019-C52, Class A5, 2.89%, 8/15/2052	200,000	193,564
Series 2019-C53, Class A4, 3.04%, 10/15/2052	100,000	97,610
Series 2021-C59, Class A5, 2.63%, 4/15/2054	350,000	330,028
WFRBS Commercial Mortgage Trust:
Series 2013-C17, Class AS, 4.26%, 12/15/2046	210,000	213,479
Series 2014-C19, Class A4, 3.83%, 3/15/2047	110,000	110,826

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series 2014-C24, Class A4, 3.34%, 11/15/2047	$425,000	$423,101
Series 2014-LC14, Class A5, 4.05%, 3/15/2047	100,000	101,184
TOTAL MORTGAGE-BACKED SECURITIES (Cost $21,839,663)		20,416,528
COMMERCIAL MORTGAGE BACKED SECURITIES — 0.1%
COMM Mortgage Trust Series 2014-UBS6, Class A4, 3.38%, 12/10/2047	862,702	861,370
CSAIL Commercial Mortgage Trust Series 2018-CX11, Class A4, 3.77%, 4/15/2051	500,000	503,121
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $1,426,665)		1,364,491
	Shares
SHORT-TERM INVESTMENTS — 11.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (g) (h)	77,421,131	77,413,389
State Street Navigator Securities Lending Portfolio II (i) (j)	155,654,789	155,654,789
TOTAL SHORT-TERM INVESTMENTS (Cost $233,071,226)		233,068,178
TOTAL INVESTMENTS — 110.5% (Cost $2,459,266,673)		2,343,750,895
LIABILITIES IN EXCESS OF OTHER ASSETS — (10.5)%		(223,400,507)
NET ASSETS — 100.0%		$2,120,350,388

(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at March 31, 2022.
(c)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.7% of net assets as of March 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2022. Maturity date shown is the final maturity.
(f)	Security, or a portion of the security has been designated as collateral for TBA securities.
(g)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2022.
(i)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ABS	Asset-Backed Security
BKNT	Bank Notes
CMT	Constant Maturity Treasury
DMTN	Domestic Medium - Term Note
GDIF	Global Debt Issuance Facility
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
ISDA	International Swaps and Derivatives Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
VRN	Variable Rate Note

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$531,660,726	$—	$531,660,726
Asset-Backed Securities	—	6,354,020	—	6,354,020
Foreign Government Obligations	—	71,494,104	—	71,494,104
U.S. Government Agency Obligations	—	632,061,276	—	632,061,276
See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
U.S. Treasury Obligations	$—	$836,106,527	$—	$836,106,527
Municipal Bonds & Notes	—	11,225,045	—	11,225,045
Mortgage-Backed Securities	—	20,416,528	—	20,416,528
Commercial Mortgage Backed Securities	—	1,364,491	—	1,364,491
Short-Term Investments	233,068,178	—	—	233,068,178
TOTAL INVESTMENTS	$233,068,178	$2,110,682,717	$—	$2,343,750,895

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	114,486,457	$114,497,906	$178,031,962	$215,083,787	$(35,413)	$2,721	77,421,131	$77,413,389	$8,294
State Street Navigator Securities Lending Portfolio II	91,540,533	91,540,533	257,121,344	193,007,088	—	—	155,654,789	155,654,789	59,071
Total		$206,038,439	$435,153,306	$408,090,875	$(35,413)	$2,721		$233,068,178	$67,365
See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments
March 31, 2022 (Unaudited)

State Street Global All Cap Equity ex-U.S. Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Global All Cap Equity ex- U.S. Index Portfolio. The schedule of investments for the State Street Global All Cap Equity ex- U.S. Index Portfolio follows.
Security Description	Shares	Value
COMMON STOCKS — 95.5%
ARGENTINA — 0.0% (a)
IRSA Propiedades Comerciales SA ADR (b)	55	$141
AUSTRALIA — 5.6%
29Metals, Ltd. (b)	35,626	73,343
Abacus Property Group REIT	62,204	153,800
Accent Group, Ltd.	61,268	78,062
Adelaide Brighton, Ltd.	53,726	120,965
AGL Energy, Ltd.	116,187	671,790
Alkane Resources, Ltd. (b)	52,614	45,316
Allkem, Ltd. (b)	85,803	726,775
ALS, Ltd.	84,076	837,824
Altium, Ltd.	17,678	447,080
Alumina, Ltd.	373,383	562,562
AMP, Ltd. (b)	550,600	396,354
Ampol, Ltd.	37,165	847,298
Ansell, Ltd.	18,077	347,862
APA Group Stapled Security	179,620	1,432,646
Appen, Ltd. (c)	17,500	89,816
ARB Corp., Ltd.	11,323	349,715
Arena REIT	43,118	158,342
Aristocrat Leisure, Ltd.	93,990	2,560,111
ASX, Ltd.	30,193	1,843,148
Atlas Arteria, Ltd. Stapled Security	166,235	811,910
AUB Group, Ltd.	9,393	159,988
Aurizon Holdings, Ltd.	317,778	876,551
Aussie Broadband, Ltd. (b)	39,567	157,389
Austal, Ltd.	34,296	48,593
Australia & New Zealand Banking Group, Ltd.	439,655	9,040,869
Australian Agricultural Co., Ltd. (b)	66,789	81,753
Australian Ethical Investment, Ltd.	10,308	55,517
Australian Strategic Materials, Ltd. (b)(c)	12,000	67,797
AVZ Minerals, Ltd. (b)	325,800	297,635
Bank of Queensland, Ltd.	100,223	648,314
Bapcor, Ltd.	67,346	322,149
Beach Energy, Ltd.	253,907	297,342
Bega Cheese, Ltd.	66,288	237,964
Bellevue Gold, Ltd. (b)	140,988	101,695
Bendigo & Adelaide Bank, Ltd. (c)	87,304	669,800
Betmakers Technology Group, Ltd. (b)(c)	71,137	33,485
BHP Group, Ltd. (c)	479,538	18,550,436
Security Description	Shares	Value
BHP Group, Ltd.	312,904	$12,161,803
Blackmores, Ltd. (c)	2,380	134,094
BlueScope Steel, Ltd.	75,408	1,176,754
Boral, Ltd.	57,787	149,559
BrainChip Holdings, Ltd. (b)(c)	199,776	142,528
Brambles, Ltd.	227,185	1,682,481
Bravura Solutions, Ltd.	28,443	37,819
Breville Group, Ltd. (c)	15,270	310,332
Brickworks, Ltd.	10,320	188,128
BWP Trust REIT	72,112	217,057
BWX, Ltd. (b)	22,386	37,555
Capricorn Metals, Ltd. (b)	37,286	114,697
carsales.com, Ltd.	41,868	650,466
Centuria Capital Group	89,988	192,518
Centuria Industrial REIT	94,778	271,985
Centuria Office REIT	88,785	146,121
Cettire, Ltd. (b)(c)	17,989	15,126
Chalice Mining, Ltd. (b)	45,916	242,572
Challenger, Ltd.	86,011	432,458
Champion Iron, Ltd.	51,740	303,195
Charter Hall Group REIT	71,135	867,519
Charter Hall Long Wale REIT	95,395	379,736
Charter Hall Retail REIT	70,371	221,435
Charter Hall Social Infrastructure REIT	78,579	230,798
CIMIC Group, Ltd. (c)	10,985	180,871
City Chic Collective, Ltd. (b)	24,622	62,325
Cleanaway Waste Management, Ltd.	360,005	828,680
Clinuvel Pharmaceuticals, Ltd. (c)	6,455	88,709
Cochlear, Ltd.	10,638	1,782,421
Codan, Ltd.	10,768	58,550
Coles Group, Ltd.	208,038	2,790,365
Collins Foods, Ltd.	13,982	109,995
Commonwealth Bank of Australia	267,114	21,110,343
Computershare, Ltd.	82,945	1,529,851
Coronado Global Resources, Inc. CDI (d)	112,917	169,601
Corporate Travel Management, Ltd. (b)	16,387	289,557
Costa Group Holdings, Ltd.	57,156	135,936
Credit Corp. Group, Ltd.	8,972	202,689
Cromwell Property Group REIT	181,739	112,848
Crown Resorts, Ltd. (b)	58,300	557,140
CSL, Ltd.	74,942	15,014,590
CSR, Ltd.	70,162	321,867
See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Data#3, Ltd.	21,811	$96,229
De Grey Mining, Ltd. (b)	195,324	170,507
Deterra Royalties, Ltd.	72,884	263,360
Dexus REIT	171,550	1,405,264
Dexus Industria REIT (c)	27,326	69,427
Dicker Data, Ltd.	13,173	143,730
Domain Holdings Australia, Ltd.	51,929	154,490
Domino's Pizza Enterprises, Ltd.	9,484	619,536
Downer EDI, Ltd.	102,742	413,663
Dubber Corp., Ltd. (b)	30,000	27,836
Eagers Automotive, Ltd.	22,732	240,607
Elders, Ltd.	26,825	267,162
Emeco Holdings, Ltd. (c)	91,638	59,699
EML Payments, Ltd. (b)(c)	43,295	96,010
Endeavour Group, Ltd.	223,384	1,219,465
EVENT Hospitality and Entertainment, Ltd. (b)	11,828	128,348
Evolution Mining, Ltd.	297,151	984,222
Flight Centre Travel Group, Ltd. (b)(c)	23,087	338,952
Fortescue Metals Group, Ltd.	266,716	4,114,432
G8 Education, Ltd.	123,292	105,884
GDI Property Group REIT	67,675	55,151
Genworth Mortgage Insurance Australia, Ltd.	52,077	112,249
Glencore PLC (b)	1,552,322	10,123,573
Gold Road Resources, Ltd.	127,332	156,005
Goodman Group REIT	262,132	4,471,105
GPT Group REIT	298,751	1,156,456
GrainCorp, Ltd. Class A	34,811	221,081
Growthpoint Properties Australia, Ltd. REIT	38,972	127,618
GUD Holdings, Ltd.	22,661	196,833
GWA Group, Ltd.	32,768	60,962
Hansen Technologies, Ltd.	29,249	126,076
Harvey Norman Holdings, Ltd.	95,564	382,173
Healius, Ltd.	80,610	263,809
Home Consortium, Ltd. REIT	27,298	141,093
HomeCo Daily Needs REIT	189,142	203,822
HUB24, Ltd. (c)	11,376	230,660
IDP Education, Ltd.	34,309	805,814
IGO, Ltd.	109,942	1,153,319
Iluka Resources, Ltd.	73,913	623,904
Imdex, Ltd.	53,000	107,712
Imugene, Ltd. (b)(c)	646,853	118,941
Incitec Pivot, Ltd.	337,899	959,884
Ingenia Communities Group REIT	49,167	186,272
Inghams Group, Ltd. (c)	49,503	113,557
Insignia Financial, Ltd.	96,661	266,551
Insurance Australia Group, Ltd.	384,454	1,262,691
Integral Diagnostics, Ltd.	37,623	110,949
InvoCare, Ltd. (c)	18,187	163,000
Security Description	Shares	Value
ioneer, Ltd. (b)(c)	192,776	$98,917
IPH, Ltd.	32,602	193,755
IRESS, Ltd.	27,996	249,733
Irongate Group REIT	126,513	181,121
JB Hi-Fi, Ltd.	18,930	767,863
Johns Lyng Group, Ltd.	32,604	211,802
Jumbo Interactive, Ltd.	6,701	93,563
Karoon Energy, Ltd. (b)	70,000	112,814
Kelsian Group, Ltd.	17,921	94,408
Kogan.com, Ltd. (b)(c)	10,762	45,624
LendLease Corp., Ltd. Stapled Security	106,686	892,476
Lifestyle Communities, Ltd.	11,878	150,754
Link Administration Holdings, Ltd.	65,766	254,157
Liontown Resources, Ltd. (b)	265,944	371,740
Lovisa Holdings, Ltd.	8,077	112,558
Lynas Rare Earths, Ltd. (b)	138,068	1,104,638
MA Financial Group, Ltd. (c)	8,793	52,890
Maas Group Holdings, Ltd. (c)	10,150	37,348
Macquarie Group, Ltd.	53,050	8,051,373
Magellan Financial Group, Ltd. (c)	22,170	263,201
Mayne Pharma Group, Ltd. (b)(c)	178,522	33,436
McMillan Shakespeare, Ltd.	10,424	93,687
Medibank Pvt, Ltd.	431,104	993,980
Megaport, Ltd. (b)(c)	20,407	209,794
Mesoblast, Ltd. (b)(c)	73,703	62,536
Metcash, Ltd.	150,901	512,668
Mineral Resources, Ltd. (b)	25,635	1,014,117
Mirvac Group REIT	599,564	1,115,682
Monadelphous Group, Ltd. (c)	13,496	110,723
Nanosonics, Ltd. (b)	34,472	101,873
National Australia Bank, Ltd.	512,239	12,375,757
National Storage REIT	156,280	315,537
Nearmap, Ltd. (b)(c)	42,091	46,291
Netwealth Group, Ltd.	16,421	182,995
New Hope Corp., Ltd. (c)	83,313	212,572
Newcrest Mining, Ltd.	128,587	2,607,607
Newcrest Mining, Ltd.	11,033	222,329
NEXTDC, Ltd. (b)	71,618	619,180
nib holdings, Ltd.	89,046	424,193
Nick Scali, Ltd.	7,545	63,896
Nine Entertainment Co. Holdings, Ltd.	253,061	561,446
Northern Star Resources, Ltd.	172,550	1,397,009
Novonix, Ltd. (b)	35,826	164,582
NRW Holdings, Ltd.	47,497	76,364
Nufarm, Ltd.	72,045	340,636
Nuix, Ltd. (b)(c)	24,035	28,050
Objective Corp., Ltd.	2,964	42,207
OceanaGold Corp. (b)	131,800	292,291
Omni Bridgeway, Ltd. (b)	33,098	93,629

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
oOh!media, Ltd.	161,946	$196,117
Orica, Ltd.	66,991	799,878
Origin Energy, Ltd.	274,676	1,283,067
Orora, Ltd.	139,332	377,329
OZ Minerals, Ltd.	57,611	1,152,999
Pact Group Holdings, Ltd.	44,824	77,826
Paladin Energy, Ltd. (b)(c)	405,086	234,854
Pendal Group, Ltd.	46,433	160,695
Pepper Money, Ltd.	84,260	128,835
Perenti Global, Ltd. (b)	51,384	28,809
Perpetual, Ltd.	8,866	229,721
Perseus Mining, Ltd.	186,940	275,576
PEXA Group, Ltd. (b)	13,165	174,633
Pilbara Minerals, Ltd. (b)	499,501	1,184,265
Pinnacle Investment Management Group, Ltd.	13,754	107,848
Platinum Asset Management, Ltd.	48,574	80,006
PointsBet Holdings, Ltd. (b)(c)	23,912	66,916
PolyNovo, Ltd. (b)(c)	74,443	60,659
Premier Investments, Ltd.	16,862	346,103
Pro Medicus, Ltd.	7,353	267,319
Qantas Airways, Ltd. (b)	138,100	535,870
QBE Insurance Group, Ltd.	230,275	1,981,673
Qube Holdings, Ltd.	270,129	631,726
Ramelius Resources, Ltd.	102,763	111,584
Ramsay Health Care, Ltd.	29,195	1,418,936
REA Group, Ltd.	8,014	806,243
Redbubble, Ltd. (b)	20,611	23,658
Reece, Ltd.	48,002	678,239
Regis Resources, Ltd. (b)	95,189	151,329
Rio Tinto PLC	175,825	14,088,711
Rio Tinto, Ltd.	57,985	5,202,220
Rural Funds Group REIT	76,054	167,199
Sandfire Resources, Ltd.	81,203	345,942
Santos, Ltd.	504,068	2,932,835
Sayona Mining, Ltd. (b)	692,726	123,207
Scentre Group REIT	809,485	1,847,007
SEEK, Ltd. (c)	52,437	1,158,887
Select Harvests, Ltd.	16,224	65,023
Seven Group Holdings, Ltd.	24,216	383,703
SG Fleet Group, Ltd.	15,018	26,807
Shopping Centres Australasia Property Group REIT	173,786	379,397
Sigma Healthcare, Ltd. (c)	183,261	70,874
Silver Lake Resources, Ltd. (b)	138,597	224,888
SmartGroup Corp., Ltd.	16,016	102,464
SolGold PLC (b)	80,170	38,158
Sonic Healthcare, Ltd.	73,480	1,946,905
South32, Ltd. (c)(e)	10,757	40,955
South32, Ltd. (e)	730,705	2,787,447
Southern Cross Media Group, Ltd. (c)	24,760	31,830
St Barbara, Ltd. (b)	100,779	106,607
Security Description	Shares	Value
Star Entertainment Group, Ltd. (b)	118,310	$287,314
Steadfast Group, Ltd.	164,053	586,288
Stockland REIT	372,300	1,183,997
Suncorp Group, Ltd.	196,914	1,638,137
Super Retail Group, Ltd.	23,661	182,403
Tabcorp Holdings, Ltd.	355,299	1,420,560
Tassal Group, Ltd.	28,059	75,704
Technology One, Ltd.	42,590	362,517
Telix Pharmaceuticals, Ltd. (b)	22,367	69,503
Telstra Corp., Ltd.	667,003	1,977,610
Temple & Webster Group, Ltd. (b)(c)	8,580	42,797
Transurban Group Stapled Security	478,309	4,849,922
Treasury Wine Estates, Ltd.	109,648	950,497
Tyro Payments, Ltd. (b)(c)	40,390	52,492
United Malt Grp, Ltd.	70,342	199,343
Uniti Group, Ltd. (b)	79,238	278,514
Vicinity Centres REIT	603,472	840,375
Viva Energy Group, Ltd. (d)	128,374	225,465
Vulcan Energy Resources, Ltd. (b)	11,701	88,168
Washington H Soul Pattinson & Co., Ltd.	35,700	764,152
Waypoint REIT, Ltd.	110,238	220,192
Webjet, Ltd. (b)(c)	56,729	236,320
Wesfarmers, Ltd.	176,439	6,644,240
West African Resources, Ltd. (b)	174,419	164,068
Western Areas, Ltd. (b)	48,142	131,128
Westgold Resources, Ltd.	43,149	62,741
Westpac Banking Corp.	572,149	10,373,369
Whitehaven Coal, Ltd.	144,945	451,690
WiseTech Global, Ltd.	23,862	901,317
Woodside Petroleum, Ltd.	159,881	3,855,771
Woolworths Group, Ltd.	189,738	5,286,693
Worley, Ltd.	46,887	454,550
Zip Co., Ltd. (b)(c)	122,254	132,834
		272,965,405
AUSTRIA — 0.3%
Agrana Beteiligungs AG (c)	3,687	67,196
ams-OSRAM AG (b)	48,221	741,167
ANDRITZ AG	11,545	536,277
AT&S Austria Technologie & Systemtechnik AG	4,273	238,498
BAWAG Group AG (b)(d)	11,913	604,597
CA Immobilien Anlagen AG	8,392	261,510
DO & Co. AG (b)	1,342	113,497
Erste Group Bank AG	54,509	1,999,252
EVN AG	5,757	149,269
FACC AG (b)(c)	6,220	55,187
IMMOFINANZ AG (b)	12,435	317,947
Lenzing AG (b)(c)	2,503	256,754
Mondi PLC (e)	62,386	1,215,418

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Mondi PLC (c)(e)	15,186	$301,751
Oesterreichische Post AG (c)	5,472	195,564
OMV AG	23,713	1,139,621
Palfinger AG	2,748	69,254
Porr AG (b)	3,398	44,617
Raiffeisen Bank International AG (b)	26,294	375,457
S IMMO AG	7,618	187,523
S&T AG (c)	8,066	151,594
Schoeller-Bleckmann Oilfield Equipment AG (b)	2,703	146,203
Semperit AG Holding	2,674	67,799
Telekom Austria AG (b)	27,016	210,049
UNIQA Insurance Group AG	23,821	190,046
Verbund AG	10,963	1,164,437
Vienna Insurance Group AG Wiener Versicherung Gruppe	7,801	203,541
Voestalpine AG	19,358	579,353
Wienerberger AG	19,402	589,245
Zumtobel Group AG	7,828	63,843
		12,236,466
BELGIUM — 0.6%
Ackermans & van Haaren NV	3,874	725,992
Aedifica SA REIT	6,002	759,152
Ageas SA/NV	27,506	1,398,562
AGFA-Gevaert NV (b)	20,285	81,809
Anheuser-Busch InBev SA/NV (c)	134,175	8,068,479
Barco NV	10,393	229,960
Befimmo SA REIT	6,132	322,591
Bekaert SA	5,407	212,790
bpost SA (b)(c)	27,427	182,371
Cie d'Entreprises CFE	1,142	161,312
Cofinimmo SA REIT	4,999	732,243
D'ieteren Group	3,660	619,847
Econocom Group SA	27,987	124,700
Elia Group SA	5,084	780,158
Etablissements Franz Colruyt NV	8,038	334,653
Euronav NV	32,908	351,970
Fagron	9,324	170,863
Galapagos NV (b)	7,802	487,558
Gimv NV	4,562	276,030
Groupe Bruxelles Lambert SA	17,347	1,805,388
Immobel SA	500	40,327
Intervest Offices & Warehouses NV REIT	5,766	175,465
Ion Beam Applications	4,121	79,626
KBC Ancora	5,298	234,440
KBC Group NV	39,289	2,835,262
Kinepolis Group NV (b)	2,953	179,611
Melexis NV	3,801	351,954
Mithra Pharmaceuticals SA (b)(c)	8,258	114,222
Security Description	Shares	Value
Montea NV REIT	1,625	$213,052
Ontex Group NV (b)(c)	20,660	151,659
Orange Belgium SA	3,420	72,940
Proximus SADP	25,813	483,454
Recticel SA	8,030	192,238
Retail Estates NV REIT	1,506	123,511
Shurgard Self Storage SA	4,019	250,353
Sofina SA	2,499	913,313
Solvay SA (c)	11,903	1,179,894
Telenet Group Holding NV (c)	9,284	300,854
Tessenderlo Group SA (b)	3,925	142,745
UCB SA	19,919	2,396,034
Umicore SA	31,558	1,372,062
Van de Velde NV	2,134	91,475
VGP NV	1,371	352,931
Warehouses De Pauw CVA REIT	22,588	980,219
X-Fab Silicon Foundries SE (b)(d)	6,093	47,072
Xior Student Housing NV REIT	3,228	181,344
		31,282,485
BRAZIL — 1.7%
3R Petroleum Oleo e Gas S.A. (b)	31,240	275,128
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA	72,400	88,368
AES Brasil Energia SA	33,800	85,639
Aliansce Sonae Shopping Centers SA	20,000	97,392
Alpargatas SA Preference Shares	41,207	226,069
Alupar Investimento SA	19,900	115,540
Ambev SA	721,967	2,339,732
Ambipar Participacoes e Empreendimentos S/A	11,000	85,070
Americanas SA	117,147	804,901
Americanas SA RCP	2,995	20,244
Anima Holding SA (b)	73,989	113,040
Arezzo Industria e Comercio SA	12,117	229,950
Armac Locacao Logistica E Servicos SA	35,900	144,599
Atacadao SA	79,800	378,181
Auren Energia SA	48,331	162,630
Azul SA Preference Shares (b)	39,000	196,315
B3 SA - Brasil Bolsa Balcao	939,503	3,106,007
Banco ABC Brasil SA Preference Shares	16,392	59,435
Banco Bradesco SA Preference Shares	733,802	3,431,240
Banco Bradesco SA	225,400	866,604
Banco BTG Pactual SA	183,208	1,003,953
Banco do Brasil SA	144,600	1,055,908

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Banco do Estado do Rio Grande do Sul SA Class B, Preference Shares	21,600	$49,455
Banco Inter SA Preference Shares (d)	1	1
Banco Inter SA	68,185	304,196
Banco Pan SA Preference Shares	45,500	101,399
Banco Santander Brasil SA	66,000	512,228
BB Seguridade Participacoes SA	110,400	593,824
Blau Farmaceutica SA (b)	18,200	109,883
Boa Vista Servicos SA	62,800	112,994
BR Malls Participacoes SA (b)	145,082	283,328
BR Properties SA	23,500	43,964
Bradespar SA Preference Shares	47,336	329,523
Braskem SA Class A, Preference Shares	30,800	287,133
BRF SA (b)	137,309	537,164
C&A Modas Ltda (b)	18,000	20,871
Camil Alimentos SA	18,200	36,960
CCR SA	221,300	638,014
Centrais Eletricas Brasileiras SA	45,400	362,860
Centrais Eletricas Brasileiras SA Class B, Preference Shares	52,400	413,514
Cia Brasileira de Aluminio (b)	56,800	239,657
Cia Brasileira de Distribuicao	47,300	240,384
Cia de Locacao das Americas	49,500	282,920
Cia de Saneamento Basico do Estado de Sao Paulo	62,700	629,514
Cia de Saneamento de Minas Gerais-COPASA	25,800	74,436
Cia de Saneamento do Parana Preference Shares	41,300	35,634
Cia de Saneamento do Parana	20,500	87,877
Cia Energetica de Minas Gerais Preference Shares	179,080	573,198
Cia Energetica do Ceara Class A, Preference Shares	1,500	16,957
Cia Ferro Ligas da Bahia - FERBASA Preference Shares	4,400	44,093
Cia Paranaense de Energia Preference Shares	123,000	195,684
Cia Paranaense de Energia	8,700	68,290
Cia Siderurgica Nacional SA	121,800	667,190
Cielo SA	206,639	135,239
CM Hospitalar SA	38,500	129,631
Cogna Educacao (b)	280,063	166,790
Cosan SA	174,080	866,379
Security Description	Shares	Value
Cruzeiro do Sul Educacional SA	39,700	$40,018
CVC Brasil Operadora e Agencia de Viagens SA (b)	40,715	143,001
Cyrela Brazil Realty SA Empreendimentos e Participacoes	46,400	170,780
Dexco SA	47,080	145,442
EcoRodovias Infraestrutura e Logistica SA (b)	81,929	131,550
EDP - Energias do Brasil SA	41,700	206,396
Embraer SA (b)	123,400	388,486
Enauta Participacoes SA	35,800	156,250
Energisa SA	35,700	366,695
Eneva SA (b)	138,000	429,222
Engie Brasil Energia SA	28,066	255,384
Equatorial Energia SA	174,133	997,098
ERO Copper Corp. (b)	12,000	175,910
Ez Tec Empreendimentos e Participacoes SA	13,200	52,084
Fleury SA	24,200	81,533
Gerdau SA Preference Shares	170,100	1,102,870
Gol Linhas Aereas Inteligentes SA Preference Shares (b)	26,856	97,207
GPS Participacoes e Empreendimentos SA (d)	31,500	113,884
Grendene SA	42,700	89,768
Grupo De Mona Soma SA (b)	81,572	261,610
Grupo Mateus SA (b)	120,500	135,412
Grupo SBF SA (b)	10,267	54,663
Guararapes Confeccoes SA	16,300	39,550
Hapvida Participacoes e Investimentos SA (d)	630,171	1,570,139
Hidrovias do Brasil SA (b)	120,200	83,473
Hospital Mater Dei SA (b)	44,500	152,362
Hypera SA	65,900	536,830
Iguatemi SA (b)	38,285	164,759
Iguatemi SA	8,505	4,725
Infracommerce CXAAS SA (b)	44,400	133,613
Instituto Hermes Pardini SA	9,200	37,443
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	24,100	171,167
Iochpe Maxion SA	18,100	48,945
IRB Brasil Resseguros SA (b)	214,993	158,351
Itau Unibanco Holding SA Preference Shares	731,203	4,228,466
Itausa SA Preference Shares	746,503	1,688,761
JHSF Participacoes SA	32,024	44,276
Klabin SA	124,628	632,588
Light SA	74,600	162,483
Localiza Rent a Car SA	89,666	1,152,915
Locaweb Servicos de Internet SA (b)(d)	60,765	129,153

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
LOG Commercial Properties e Participacoes SA	7,400	$45,129
Lojas Quero Quero S/A	30,200	65,142
Lojas Renner SA	165,249	956,312
M Dias Branco SA	11,500	59,582
Magazine Luiza SA	460,961	661,571
Mahle-Metal Leve SA	4,100	22,131
Marcopolo SA Preference Shares	86,300	48,490
Marfrig Global Foods SA	58,600	263,900
Meliuz SA (d)	95,334	51,359
Metalurgica Gerdau SA Preference Shares	111,300	287,153
Minerva SA	36,335	96,803
Movida Participacoes SA	19,000	69,851
MPM Corporeos SA	39,700	45,950
MRV Engenharia e Participacoes SA	49,600	134,126
Multilaser Industrial SA (b)	93,200	112,971
Multiplan Empreendimentos Imobiliarios SA	56,314	290,105
Natura & Co. Holding SA (b)	151,037	827,979
Odontoprev SA	34,600	91,307
Omega Energia SA (b)	88,637	223,087
Oncoclinicas do Brasil Servicos Medicos SA (b)	76,500	170,002
Pet Center Comercio e Participacoes SA	54,208	212,864
Petro Rio SA (b)	99,310	497,600
Petroleo Brasileiro SA Preference Shares	732,300	5,154,817
Petroleo Brasileiro SA	559,400	4,148,456
Qualicorp Consultoria e Corretora de Seguros SA	32,700	110,309
Raia Drogasil SA	161,100	811,611
Randon SA Implementos e Participacoes Preference Shares	25,700	57,761
Rede D'Or Sao Luiz SA (d)	64,200	674,161
Rumo SA (b)	218,271	852,056
Santos Brasil Participacoes SA	104,381	167,380
Sao Martinho SA	33,600	313,660
Sendas Distribuidora SA	141,300	484,386
Sequoia Logistica e Transportes SA (b)	24,000	63,132
SIMPAR SA	66,400	164,045
SLC Agricola SA	14,520	152,168
Smartfit Escola de Ginastica e Danca SA (b)	44,300	200,433
Sul America SA	45,059	325,998
Suzano SA	120,809	1,402,080
Telefonica Brasil SA	86,285	974,893
TIM SA	149,700	434,424
TOTVS SA	88,001	673,718
Transmissora Alianca de Energia Eletrica SA	28,600	265,660
Security Description	Shares	Value
Tres Tentos Agroindustrial SA (b)	17,015	$35,269
Tupy SA	11,000	41,320
Ultrapar Participacoes SA	126,800	377,576
Unipar Carbocloro SA Class B, Preference Shares	7,700	168,601
Vale SA	623,518	12,543,971
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	61,200	164,721
Via S/A (b)	171,980	150,918
Vibra Energia SA	180,800	889,551
Vivara Participacoes SA	13,600	79,248
WEG SA	257,340	1,888,371
Wheaton Precious Metals Corp.	69,218	3,294,512
Yara International ASA	26,329	1,325,686
YDUQS Participacoes SA	42,100	185,518
		84,622,215
BURKINA FASO — 0.0% (a)
IAMGOLD Corp. (b)	86,200	299,514
CANADA — 7.7%
Absolute Software Corp.	12,200	103,046
Advantage Energy, Ltd. (b)(c)	43,000	299,852
Aecon Group, Inc.	12,400	168,470
Ag Growth International, Inc. (c)	4,900	169,394
Agnico Eagle Mines, Ltd.	69,911	4,281,807
Air Canada (b)(c)	28,900	561,086
AirBoss of America Corp. (c)	4,300	122,557
Alamos Gold, Inc. Class A	59,677	501,668
Algonquin Power & Utilities Corp.	104,905	1,628,524
Alimentation Couche-Tard, Inc.	130,000	5,861,735
Allied Properties Real Estate Investment Trust	10,000	373,324
AltaGas, Ltd. (c)	44,500	997,558
Altius Minerals Corp.	8,500	164,005
Altus Group, Ltd.	6,800	274,929
Anaergia, Inc. (b)	3,300	32,180
Andlauer Healthcare Group, Inc.	4,000	159,385
ARC Resources, Ltd.	111,985	1,500,844
Aritzia, Inc. (b)	13,200	539,287
Artis Real Estate Investment Trust	14,000	146,495
Atco, Ltd. Class I	11,700	402,130
Atlas Corp. (c)	16,000	234,880
ATS Automation Tooling Systems, Inc. (b)	11,900	429,679
Aurora Cannabis, Inc. (b)(c)	33,341	132,932
AutoCanada, Inc. (b)	3,300	95,720
Aya Gold & Silver, Inc. (b)	17,600	125,689
B2Gold Corp.	170,800	784,910

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Badger Infrastructure Solutions, Ltd. (c)	7,200	$181,347
Ballard Power Systems, Inc. (b)(c)	40,700	474,108
Bank of Montreal (c)	100,816	11,873,858
Bank of Nova Scotia	189,400	13,586,518
Barrick Gold Corp. (e)	225,817	5,543,052
Barrick Gold Corp. (e)	45,552	1,119,720
Baytex Energy Corp. (b)	105,400	459,894
BCE, Inc.	19,479	1,080,737
Birchcliff Energy, Ltd.	43,800	293,157
BlackBerry, Ltd. (b)	94,500	701,345
Boardwalk Real Estate Investment Trust	4,500	211,805
Bombardier, Inc. Class B (b)	349,300	402,700
Boralex, Inc. Class A	13,500	437,949
Boyd Group Services, Inc.	3,600	477,204
Brookfield Asset Management Reinsurance Partners, Ltd. Class A (b)	1,107	63,253
Brookfield Asset Management, Inc. Class A	220,025	12,450,556
Brookfield Infrastructure Corp. Class A (c)	9,900	747,741
BSR Real Estate Investment Trust	3,300	69,273
CAE, Inc. (b)	51,300	1,336,457
Calibre Mining Corp. (b)	95,400	113,803
Cameco Corp.	64,600	1,883,100
Canaccord Genuity Group, Inc.	20,300	200,717
Canada Goose Holdings, Inc. (b)(c)	9,200	241,960
Canadian Apartment Properties REIT	14,000	601,337
Canadian Imperial Bank of Commerce	70,200	8,528,762
Canadian National Railway Co.	110,200	14,795,677
Canadian Natural Resources, Ltd.	183,400	11,366,234
Canadian Pacific Railway, Ltd.	144,900	11,969,723
Canadian Tire Corp., Ltd. Class A	9,300	1,405,443
Canadian Utilities, Ltd. Class A	19,000	582,907
Canadian Western Bank	13,700	398,589
Canfor Corp. (b)	11,300	233,048
Canopy Growth Corp. (b)(c)	42,000	318,770
Capital Power Corp.	21,700	707,263
Capstone Copper Corp. (b)(c)	56,300	318,675
Cargojet, Inc.	1,600	243,487
Cascades, Inc.	17,800	182,696
CCL Industries, Inc. Class B	22,900	1,034,034
Celestica, Inc. (b)	15,400	183,338
Cenovus Energy, Inc.	201,513	3,362,180
Security Description	Shares	Value
Centerra Gold, Inc.	38,100	$374,884
CGI, Inc. (b)	33,700	2,686,989
Choice Properties Real Estate Investment Trust	26,600	329,878
Chorus Aviation, Inc. (b)	11,000	37,252
CI Financial Corp.	29,100	462,692
Cineplex, Inc. (b)(c)	8,600	92,331
Cogeco Communications, Inc. (c)	2,900	240,256
Cogeco, Inc.	1,700	104,909
Colliers International Group, Inc.	6,000	782,707
Columbia Care, Inc. (b)	58,000	175,061
Constellation Software, Inc.	3,100	5,303,791
Converge Technology Solutions Corp. (b)	36,000	294,848
Corby Spirit and Wine, Ltd.	1,300	18,089
Corus Entertainment, Inc. Class B (c)	42,500	167,407
Crescent Point Energy Corp.	95,000	689,084
Crombie Real Estate Investment Trust	10,200	149,850
Cronos Group, Inc. (b)(c)	33,600	130,467
CT Real Estate Investment Trust	8,000	113,238
Denison Mines Corp. (b)	149,500	244,170
dentalcorp Holdings, Ltd. (b)	16,600	201,877
Descartes Systems Group, Inc. (b)	13,400	981,948
Docebo, Inc. (b)	3,100	160,379
Dollarama, Inc.	45,800	2,599,752
Dream Industrial Real Estate Investment Trust	20,400	263,605
Dream Office Real Estate Investment Trust	6,000	133,878
DREAM Unlimited Corp. Class A	4,365	174,034
Dundee Precious Metals, Inc.	35,800	213,817
Dye & Durham, Ltd.	8,800	180,995
ECN Capital Corp.	41,500	221,612
Element Fleet Management Corp.	68,200	660,678
Emera, Inc.	41,000	2,034,162
Empire Co., Ltd. Class A	26,300	933,623
Enbridge, Inc.	315,800	14,550,490
Endeavour Silver Corp. (b)(c)	40,100	186,206
Enerflex, Ltd.	21,200	135,953
Enerplus Corp.	43,000	545,310
Enghouse Systems, Ltd.	7,000	221,480
Enthusiast Gaming Holdings, Inc. (b)(c)	23,800	57,545
Equinox Gold Corp. (b)(c)	36,718	303,374
Equitable Group, Inc.	4,400	252,717
Evertz Technologies, Ltd.	3,400	41,484
Exchange Income Corp. (c)	4,200	143,850
Extendicare, Inc. (c)	19,700	123,810

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Fairfax Financial Holdings, Ltd.	3,800	$2,074,948
Fiera Capital Corp. (c)	16,100	134,569
Finning International, Inc.	25,800	777,481
First Capital Real Estate Investment Trust	19,000	273,048
First Majestic Silver Corp.	46,100	606,399
First National Financial Corp.	2,400	77,877
FirstService Corp.	6,300	912,076
Fortis, Inc.	73,247	3,625,845
Fortuna Silver Mines, Inc. (b)(c)	53,863	204,835
Franco-Nevada Corp.	29,769	4,741,399
Freehold Royalties, Ltd. (c)	22,400	256,630
GDI Integrated Facility Services, Inc. (b)(c)	3,100	134,022
George Weston, Ltd.	11,727	1,445,396
GFL Environmental, Inc.	25,900	843,116
Gibson Energy, Inc.	22,300	446,518
Gildan Activewear, Inc.	32,200	1,208,805
goeasy, Ltd.	2,100	235,850
GoGold Resources, Inc. (b)	65,900	154,587
Granite Real Estate Investment Trust	4,700	362,664
Great-West Lifeco, Inc.	43,800	1,291,855
H&R Real Estate Investment Trust	23,700	247,616
Headwater Exploration, Inc. (b)	49,000	260,094
HEXO Corp. (b)(c)	25,300	15,597
HLS Therapeutics, Inc. (c)	2,600	31,640
Home Capital Group, Inc.	8,283	251,995
Hudbay Minerals, Inc. (c)	39,600	311,334
Hut 8 Mining Corp. (b)	28,200	155,557
Hydro One, Ltd. (d)	53,100	1,431,815
iA Financial Corp., Inc.	16,200	985,839
IGM Financial, Inc.	12,600	445,572
Imperial Oil, Ltd. (c)	37,700	1,826,068
Innergex Renewable Energy, Inc.	19,800	315,139
Intact Financial Corp.	27,000	3,992,987
Interfor Corp.	8,800	244,967
InterRent Real Estate Investment Trust	14,312	183,218
Intertape Polymer Group, Inc. (c)	11,400	362,157
Ivanhoe Mines, Ltd. Class A (b)	91,200	851,361
Jamieson Wellness, Inc. (d)	5,900	164,617
K92 Mining, Inc. (b)	38,400	280,994
Kelt Exploration, Ltd. (b)	22,000	118,714
Keyera Corp. (c)	38,600	979,332
Killam Apartment Real Estate Investment Trust	9,200	157,771
Kinaxis, Inc. (b)(c)	4,500	589,480
Kinross Gold Corp.	198,100	1,164,128
Knight Therapeutics, Inc. (b)	26,600	111,166
Security Description	Shares	Value
Labrador Iron Ore Royalty Corp. (c)	9,300	$312,792
Largo, Inc. (b)(c)	4,440	56,271
Lassonde Industries, Inc. Class A	400	45,670
Laurentian Bank of Canada	7,900	262,859
LifeWorks, Inc. (c)	11,500	199,055
Lightspeed Commerce, Inc. (b)(c)	17,100	522,015
Linamar Corp.	7,000	311,429
Lion Electric Co (b)(c)	6,500	54,642
Lithium Americas Corp. (b)(c)	23,000	887,002
Loblaw Cos., Ltd.	26,900	2,415,950
Lundin Gold, Inc. (b)	18,100	151,431
MAG Silver Corp. (b)	14,400	233,342
Magna International, Inc.	43,900	2,820,875
Magnet Forensics, Inc. (b)	3,500	78,263
Manulife Financial Corp.	296,300	6,324,293
Maple Leaf Foods, Inc.	13,900	333,854
Martinrea International, Inc.	17,800	127,972
Maverix Metals, Inc. (c)	11,300	54,191
MEG Energy Corp. (b)	44,900	613,621
Methanex Corp.	10,500	573,064
Metro, Inc.	38,957	2,244,382
Minto Apartment Real Estate Investment Trust (d)	6,300	108,291
Morguard Corp.	1,200	132,427
Morguard North American Residential Real Estate Investment Trust	5,100	80,070
MTY Food Group, Inc. (c)	4,300	187,588
Mullen Group, Ltd. (c)	18,900	202,157
NanoXplore, Inc. (b)	15,200	56,222
National Bank of Canada (c)	51,700	3,966,543
Neighbourly Pharmacy, Inc.	2,400	55,991
New Gold, Inc. (b)	124,900	226,991
New Pacific Metals Corp. (b)	9,100	28,996
NexGen Energy, Ltd. (b)(c)	68,300	387,145
NFI Group, Inc. (c)	12,700	162,074
North West Co., Inc. (c)	8,900	272,903
Northland Power, Inc.	35,800	1,191,184
NorthWest Healthcare Properties Real Estate Investment Trust	20,400	224,897
Novagold Resources, Inc. (b)	41,600	320,730
Nutrien, Ltd.	89,018	9,209,324
Nuvei Corp. (b)(c)(d)	10,100	760,098
NuVista Energy, Ltd. (b)	41,100	347,806
Onex Corp.	12,000	804,900
Open Text Corp.	43,400	1,841,907
Organigram Holdings, Inc. (b)(c)	32,100	53,455
Orla Mining, Ltd. (b)(c)	36,500	174,749
Osisko Gold Royalties, Ltd.	23,721	313,165
Osisko Mining, Inc. (b)	60,500	193,263
Pan American Silver Corp.	36,600	999,793

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Paramount Resources, Ltd. Class A	13,400	$334,826
Parex Resources, Inc.	20,900	429,194
Park Lawn Corp. (c)	6,600	182,721
Parkland Corp.	24,100	713,324
Pason Systems, Inc.	21,600	264,758
Pembina Pipeline Corp.	84,648	3,183,152
Pet Valu Holdings, Ltd.	7,100	190,197
Peyto Exploration & Development Corp.	27,200	276,127
Pollard Banknote, Ltd. (c)	1,300	28,029
Power Corp. of Canada	86,253	2,672,424
PrairieSky Royalty, Ltd.	31,594	437,341
Premium Brands Holdings Corp. (c)	6,400	560,400
Primaris Real Estate Investment Trust	5,925	73,478
PyroGenesis Canada, Inc. (b)(c)	24,900	62,397
Quebecor, Inc. Class B	27,300	651,327
Real Matters, Inc. (b)	11,000	46,852
Recipe Unlimited Corp. (b)	1,800	21,126
Restaurant Brands International, Inc.	43,146	2,523,025
Richelieu Hardware, Ltd.	9,200	335,429
RioCan Real Estate Investment Trust	23,800	480,745
Ritchie Bros Auctioneers, Inc.	17,600	1,040,458
Rogers Communications, Inc. Class B (c)	54,500	3,087,483
Rogers Sugar, Inc. (c)	17,400	87,763
Royal Bank of Canada	220,200	24,265,104
Russel Metals, Inc.	10,700	283,723
Sabina Gold & Silver Corp. (b)	54,400	65,765
Sandstorm Gold, Ltd.	35,400	285,683
Saputo, Inc.	39,500	936,388
Savaria Corp. (c)	7,800	109,408
Seabridge Gold, Inc. (b)	12,400	230,021
Secure Energy Services, Inc.	62,000	265,065
Shaw Communications, Inc. Class B	71,908	2,233,722
Shopify, Inc. Class A (b)	17,700	11,980,961
Sienna Senior Living, Inc. (c)	14,400	176,505
Sierra Wireless, Inc. (b)	7,300	131,909
Silvercorp Metals, Inc.	23,700	86,523
SilverCrest Metals, Inc. (b)(c)	26,200	233,672
Slate Grocery REIT Class U	3,900	53,330
Sleep Country Canada Holdings, Inc. (d)	7,500	175,393
SmartCentres Real Estate Investment Trust	12,400	325,921
SNC-Lavalin Group, Inc.	27,900	672,343
Softchoice Corp.	3,300	74,663
Solaris Resources, Inc. (b)	14,800	145,506
Spin Master Corp. (b)(d)	5,800	199,904
Sprott, Inc. (c)	4,870	244,387
Security Description	Shares	Value
SSR Mining, Inc.	32,504	$707,305
Stantec, Inc.	17,700	888,649
Stelco Holdings, Inc.	4,500	187,306
Stella-Jones, Inc.	9,600	288,757
Summit Industrial Income REIT	15,800	278,544
Sun Life Financial, Inc. (c)	89,600	5,007,069
Suncor Energy, Inc.	227,064	7,398,827
SunOpta, Inc. (b)(c)	9,300	46,759
Superior Plus Corp. (c)	29,000	266,539
Tamarack Valley Energy, Ltd.	86,000	341,508
TC Energy Corp. (c)	152,936	8,633,375
Teck Resources, Ltd. Class B (b)	74,200	2,998,772
TECSYS, Inc.	1,600	40,940
TELUS Corp.	71,192	1,861,519
TFI International, Inc.	12,900	1,375,153
Thomson Reuters Corp.	26,130	2,839,458
Timbercreek Financial Corp. (c)	17,500	132,961
TMX Group, Ltd.	9,600	988,245
Topaz Energy Corp.	14,600	244,298
Torex Gold Resources, Inc. (b)	16,700	209,912
Toromont Industries, Ltd.	13,100	1,242,929
Toronto-Dominion Bank	282,557	22,438,516
Tourmaline Oil Corp.	49,700	2,291,918
TransAlta Corp.	38,700	400,927
TransAlta Renewables, Inc.	18,000	266,314
Transcontinental, Inc. Class A	13,900	194,414
Trican Well Service, Ltd. (b)	30,700	91,433
Tricon Residential, Inc.	47,000	747,680
Trisura Group, Ltd. (b)(c)	6,800	187,115
Vermilion Energy, Inc.	24,200	508,587
Victoria Gold Corp. (b)	10,400	132,389
Wallbridge Mining Co., Ltd. (b)(c)	76,500	20,211
Well Health Technologies Corp. (b)(c)	27,500	114,707
Wesdome Gold Mines, Ltd. (b)	25,300	317,807
West Fraser Timber Co., Ltd.	15,363	1,265,152
Westport Fuel Systems, Inc. (b)(c)	17,400	28,000
Westshore Terminals Investment Corp. (c)	8,200	217,498
Whitecap Resources, Inc.	97,700	808,789
Winpak, Ltd.	6,400	196,758
WSP Global, Inc.	18,500	2,457,336
Yamana Gold, Inc.	154,700	864,502
		374,595,055
CHILE — 0.2%
Aguas Andinas SA Class A	787,060	167,329
Antofagasta PLC	60,435	1,316,187
Banco de Chile	7,052,944	755,321

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Banco de Credito e Inversiones SA (b)	9,823	$353,824
Banco Santander Chile	10,798,372	608,032
CAP SA	18,785	291,231
Cencosud SA	249,298	491,040
Cencosud Shopping SA	148,562	174,287
Cia Cervecerias Unidas SA	24,209	181,169
Colbun SA	2,338,950	191,800
Embotelladora Andina SA Class B, Preference Shares	91,953	203,551
Empresa Nacional de Telecomunicaciones SA	36,914	161,321
Empresas CMPC SA	202,191	374,359
Empresas COPEC SA	63,993	528,582
Enel Americas SA	3,225,974	389,117
Enel Chile SA	5,627,525	168,055
Engie Energia Chile SA	71,134	43,284
Falabella SA	127,487	407,430
Inversiones Aguas Metropolitanas SA	105,572	53,294
Itau CorpBanca	38,993,616	86,716
Lundin Mining Corp.	114,500	1,161,455
Parque Arauco SA (b)	130,868	136,521
Plaza SA	84,877	87,905
SMU SA	1,137,230	129,475
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	19,840	1,703,793
Vina Concha y Toro SA	73,303	118,299
		10,283,377
CHINA — 7.3%
111, Inc. ADR (b)(c)	4,800	12,768
360 DigiTech, Inc. ADR	12,700	195,453
360 Security Technology, Inc. Class A (b)	81,800	128,011
361 Degrees International, Ltd. (b)	183,000	92,903
3SBio, Inc. (b)(d)	135,500	110,218
51job, Inc. ADR (b)(c)	5,200	304,460
AAC Technologies Holdings, Inc. (b)(c)	91,000	216,310
Advanced Micro-Fabrication Equipment, Inc. China Class A (b)	6,506	118,545
AECC Aviation Power Co., Ltd. Class A	35,700	251,572
Agile Group Holdings, Ltd. (c)	174,000	87,578
Agora, Inc. ADR (b)	7,800	77,532
Agricultural Bank of China, Ltd. Class A	953,100	461,708
Agricultural Bank of China, Ltd. Class H	3,993,000	1,526,826
Aier Eye Hospital Group Co., Ltd. Class A	51,300	253,443
Air China, Ltd. Class A (b)	43,000	61,433
Air China, Ltd. Class H (b)(c)	300,000	208,605
Security Description	Shares	Value
Airtac International Group	22,743	$731,207
AK Medical Holdings, Ltd. (d)	48,000	28,356
Akeso, Inc. (b)(d)	54,000	113,088
Alibaba Group Holding, Ltd. ADR (b)	6,900	750,720
Alibaba Group Holding, Ltd. (b)	2,314,300	31,590,246
Alibaba Health Information Technology, Ltd. (b)(c)	521,500	330,126
A-Living Smart City Services Co., Ltd. (d)	70,000	96,938
Alphamab Oncology (b)(c)(d)	45,000	44,929
Aluminum Corp. of China, Ltd. Class A (b)	84,600	76,790
Aluminum Corp. of China, Ltd. Class H (b)	636,000	368,214
Angel Yeast Co., Ltd. Class A	12,900	84,388
Anhui Conch Cement Co., Ltd. Class A	28,700	177,815
Anhui Conch Cement Co., Ltd. Class H	185,500	948,966
Anhui Expressway Co., Ltd. Class H	114,000	111,020
Anhui Gujing Distillery Co., Ltd. Class A	2,100	56,398
Anhui Gujing Distillery Co., Ltd. Class B	20,900	269,270
Anhui Kouzi Distillery Co., Ltd. Class A	9,700	82,065
Anhui Yingjia Distillery Co., Ltd. Class A	9,200	77,996
Anjoy Foods Group Co., Ltd. Class A	1,600	27,690
ANTA Sports Products, Ltd.	169,200	2,099,435
Ascentage Pharma Group International (b)(c)(d)	16,900	36,031
Asia Cement China Holdings Corp.	63,000	40,327
Asiainfo Technologies, Ltd. (d)	6,400	11,236
Asymchem Laboratories Tianjin Co., Ltd. Class A	5,600	322,480
Autobio Diagnostics Co., Ltd. Class A	3,640	27,546
Autohome, Inc. ADR	12,300	374,043
Avary Holding Shenzhen Co., Ltd. Class A	11,300	51,045
AVIC Electromechanical Systems Co., Ltd. Class A	59,600	101,192
AviChina Industry & Technology Co., Ltd. Class H	321,000	177,229
AVICOPTER PLC Class A	12,400	99,054
Baidu, Inc. ADR (b)	41,600	5,503,680
Baidu, Inc. Class A (b)	14,050	248,024
Bank of Beijing Co., Ltd. Class A	187,700	135,087

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Bank of Chengdu Co., Ltd. Class A	77,900	$183,383
Bank of China, Ltd. Class A	249,100	128,104
Bank of China, Ltd. Class H	12,382,000	4,942,303
Bank of Communications Co., Ltd. Class A	270,300	216,995
Bank of Communications Co., Ltd. Class H	1,401,000	1,003,243
Bank of Hangzhou Co., Ltd. Class A	58,900	130,298
Bank of Jiangsu Co., Ltd. Class A	156,780	173,315
Bank of Nanjing Co., Ltd. Class A	46,000	76,991
Bank of Ningbo Co., Ltd. Class A	72,840	426,437
Bank of Shanghai Co., Ltd. Class A	102,500	107,014
Baoshan Iron & Steel Co., Ltd. Class A	184,000	195,072
Baozun, Inc. ADR (b)	9,900	84,942
BeiGene, Ltd. ADR (b)(c)	7,100	1,339,060
Beijing Capital International Airport Co., Ltd. Class H (b)	220,000	127,920
Beijing Chunlizhengda Medical Instruments Co., Ltd. Class H (b)(c)	4,000	4,753
Beijing Dabeinong Technology Group Co., Ltd. Class A	67,200	91,802
Beijing Easpring Material Technology Co., Ltd. Class A	7,100	83,415
Beijing Enterprises Holdings, Ltd.	58,000	183,087
Beijing Enterprises Water Group, Ltd.	662,000	202,585
Beijing Jingneng Clean Energy Co., Ltd. Class H	138,000	31,147
Beijing Kingsoft Office Software, Inc. Class A	4,000	117,613
Beijing New Building Materials PLC Class A	10,400	49,375
Beijing Roborock Technology Co., Ltd. Class A	1,459	127,106
Beijing Shunxin Agriculture Co., Ltd. Class A	10,900	39,882
Beijing Tiantan Biological Products Corp., Ltd. Class A	12,600	48,778
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	30,000	41,355
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd. Class A	4,400	192,688
Beijing-Shanghai High Speed Railway Co., Ltd. Class A	357,100	267,996
BEST, Inc. ADR (b)(c)	26,700	17,222
Security Description	Shares	Value
Betta Pharmaceuticals Co., Ltd. Class A	2,800	$24,551
BGI Genomics Co., Ltd. Class A	2,500	31,708
Bilibili, Inc. ADR (b)(c)	25,600	654,848
Bit Digital, Inc. (b)(c)	15,200	54,720
BIT Mining, Ltd. ADR (b)	13,400	37,386
BOC Hong Kong Holdings, Ltd.	593,000	2,231,873
BOE Technology Group Co., Ltd. Class A	345,900	233,672
BOE Varitronix, Ltd.	80,000	93,654
Bosideng International Holdings, Ltd. (c)	408,000	189,089
Budweiser Brewing Co. APAC, Ltd. (c)(d)	292,800	773,368
Burning Rock Biotech Ltd. ADR (b)	11,600	107,764
BYD Co., Ltd. Class A	17,000	607,831
BYD Co., Ltd. Class H	128,000	3,561,220
BYD Electronic International Co., Ltd. (c)	107,500	213,079
By-health Co., Ltd. Class A	11,400	38,018
C&D International Investment Group, Ltd. (c)	32,700	71,264
C&S Paper Co., Ltd. Class A	9,600	18,070
Caitong Securities Co., Ltd. Class A	23,200	30,834
Canaan, Inc. (b)(c)	22,500	122,175
Cango, Inc. ADR (b)(c)	18,100	46,879
CanSino Biologics, Inc. Class A (b)	697	25,483
CanSino Biologics, Inc. Class H (b)(c)(d)	9,600	152,834
Central China Management Co., Ltd.	89,000	13,975
Central China Real Estate, Ltd. (c)	89,000	8,563
CGN New Energy Holdings Co., Ltd. (c)	158,000	68,744
CGN Power Co., Ltd. Class H (d)	1,683,600	438,495
Changchun High & New Technology Industry Group, Inc. Class A	3,200	84,193
Changjiang Securities Co., Ltd. Class A	35,800	34,968
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. Class A	4,600	93,735
Chaowei Power Holdings, Ltd.	4,000	816
Chaozhou Three-Circle Group Co., Ltd. Class A	24,900	109,311
Chengxin Lithium Group Co., Ltd. Class A (b)	11,700	92,684
China Aoyuan Group, Ltd.	128,000	19,111

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
China Baoan Group Co., Ltd. Class A	34,300	$59,968
China BlueChemical, Ltd. Class H	204,000	69,621
China Bohai Bank Co., Ltd. Class H (c)(d)	381,500	63,328
China Cinda Asset Management Co., Ltd. Class H	1,770,592	301,723
China CITIC Bank Corp., Ltd. Class H	1,584,000	799,515
China Coal Energy Co., Ltd. Class H	281,000	211,340
China Common Rich Renewable Energy Investment, Ltd. (f)	68,000	—
China Communications Services Corp., Ltd. Class H	250,000	112,755
China Conch Environment Protection Holdings, Ltd. (b)	262,000	327,860
China Conch Venture Holdings, Ltd.	283,000	825,199
China Construction Bank Corp. Class A	52,100	51,452
China Construction Bank Corp. Class H	14,990,000	11,231,201
China CSSC Holdings, Ltd. Class A	32,600	88,393
China Datang Corp. Renewable Power Co., Ltd. Class H (c)	556,000	228,303
China Dongxiang Group Co., Ltd.	380,000	24,137
China East Education Holdings, Ltd. (c)(d)	63,000	36,327
China Eastern Airlines Corp., Ltd. Class A (b)	60,800	44,659
China Education Group Holdings, Ltd.	86,000	74,017
China Energy Engineering Corp, Ltd. (b)	293,500	112,433
China Everbright Bank Co., Ltd. Class A	384,100	199,158
China Everbright Bank Co., Ltd. Class H	545,300	205,789
China Everbright Environment Group, Ltd.	575,518	345,513
China Everbright Water, Ltd. (c)	330,100	76,489
China Everbright, Ltd.	208,000	204,700
China Evergrande Group (c)	547,000	117,027
China Feihe, Ltd. (d)	533,000	524,886
China Foods, Ltd.	362,000	124,791
China Galaxy Securities Co., Ltd. Class A	27,500	42,900
Security Description	Shares	Value
China Galaxy Securities Co., Ltd. Class H	586,300	$327,118
China Gas Holdings, Ltd.	433,800	553,048
China Greatwall Technology Group Co., Ltd. Class A	33,600	60,623
China Harmony Auto Holding, Ltd.	85,500	43,311
China Hongqiao Group, Ltd.	342,500	450,068
China International Capital Corp., Ltd. Class A	6,300	41,108
China International Capital Corp., Ltd. Class H (d)	216,800	479,399
China Jinmao Holdings Group, Ltd. (b)	754,000	222,462
China Jushi Co., Ltd. Class A	25,717	61,398
China Kepei Education Group, Ltd.	64,000	17,943
China Lesso Group Holdings, Ltd.	128,000	153,669
China Life Insurance Co., Ltd. Class A	15,100	62,136
China Life Insurance Co., Ltd. Class H	1,117,000	1,702,190
China Literature, Ltd. (b)(d)	56,000	229,399
China Longyuan Power Group Corp., Ltd. Class H	511,000	1,148,876
China Maple Leaf Educational Systems, Ltd. (b)(c)	136,000	7,186
China Medical System Holdings, Ltd.	234,000	365,034
China Meidong Auto Holdings, Ltd.	96,000	364,935
China Mengniu Dairy Co., Ltd. (b)	483,000	2,590,184
China Merchants Bank Co., Ltd. Class A	189,200	1,386,724
China Merchants Bank Co., Ltd. Class H	608,000	4,734,076
China Merchants Port Holdings Co., Ltd.	206,151	371,365
China Merchants Securities Co., Ltd. Class A	71,800	162,866
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	82,900	197,975
China Minmetals Rare Earth Co., Ltd. Class A	14,100	64,319
China Minsheng Banking Corp., Ltd. Class A	325,200	195,250
China Minsheng Banking Corp., Ltd. Class H (c)	945,600	354,784
China Modern Dairy Holdings, Ltd. (c)	214,000	34,503
China Molybdenum Co., Ltd. Class A	95,900	78,045
China Molybdenum Co., Ltd. Class H	429,000	220,598

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
China National Building Material Co., Ltd. Class H	652,000	$802,183
China National Chemical Engineering Co., Ltd. Class A	71,900	108,549
China National Nuclear Power Co., Ltd. Class A	197,300	250,626
China New Higher Education Group, Ltd. (d)	79,000	24,911
China Northern Rare Earth Group High-Tech Co., Ltd. Class A	23,500	142,145
China Oilfield Services, Ltd. Class H	258,000	262,201
China Oriental Group Co., Ltd.	192,000	54,375
China Overseas Grand Oceans Group, Ltd.	201,000	116,746
China Overseas Land & Investment, Ltd.	585,500	1,742,711
China Overseas Property Holdings, Ltd.	280,000	330,322
China Pacific Insurance Group Co., Ltd. Class A	66,000	237,177
China Pacific Insurance Group Co., Ltd. Class H	391,200	946,738
China Petroleum & Chemical Corp. Class A	184,500	124,983
China Petroleum & Chemical Corp. Class H	3,794,000	1,885,781
China Power International Development, Ltd.	817,000	429,931
China Railway Group, Ltd. Class A	110,500	104,714
China Railway Group, Ltd. Class H	640,000	356,548
China Renaissance Holdings, Ltd. (b)(d)	18,400	22,459
China Resources Beer Holdings Co., Ltd.	222,721	1,355,360
China Resources Cement Holdings, Ltd.	430,000	356,537
China Resources Gas Group, Ltd.	128,000	538,867
China Resources Land, Ltd.	501,333	2,321,808
China Resources Medical Holdings Co., Ltd.	86,000	51,312
China Resources Microelectronics Ltd. Class A	9,895	84,736
China Resources Mixc Lifestyle Services, Ltd. (d)	85,600	419,071
China Resources Power Holdings Co., Ltd.	296,055	551,101
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	17,300	123,616
China Ruyi Holdings, Ltd. (b)(c)	455,200	122,045
Security Description	Shares	Value
China SCE Group Holdings, Ltd. (c)	565,000	$101,601
China Shenhua Energy Co., Ltd. Class A	83,500	390,405
China Shenhua Energy Co., Ltd. Class H	501,000	1,595,169
China South City Holdings, Ltd. (c)	476,000	41,582
China Southern Airlines Co., Ltd. Class A (b)	56,500	54,939
China Southern Airlines Co., Ltd. Class H (b)(c)	302,000	174,565
China State Construction Engineering Corp., Ltd. Class A	394,000	336,266
China State Construction International Holdings, Ltd.	320,750	425,443
China Suntien Green Energy Corp., Ltd. Class H	239,000	133,775
China Taiping Insurance Holdings Co., Ltd.	258,600	313,751
China Three Gorges Renewables Group Co., Ltd. Class A	262,000	251,928
China Tobacco International HK Co., Ltd.	23,000	39,065
China Tourism Group Duty Free Corp., Ltd. Class A	19,700	506,335
China Tower Corp., Ltd. Class H (d)	5,940,000	665,098
China Traditional Chinese Medicine Holdings Co., Ltd.	318,000	165,164
China TransInfo Technology Co., Ltd. Class A	19,700	33,027
China Travel International Investment Hong Kong, Ltd. (b)	266,000	50,270
China United Network Communications, Ltd. Class A	240,700	135,055
China Vanke Co., Ltd. Class A	70,100	210,618
China Vanke Co., Ltd. Class H	246,600	554,806
China Water Affairs Group, Ltd. (c)	126,000	137,340
China Yangtze Power Co., Ltd. Class A	223,800	773,102
China Youran Dairy Group, Ltd. (b)(d)	104,000	47,564
China Yuchai International, Ltd.	2,300	26,795
China Yuhua Education Corp., Ltd. (d)	184,000	41,284
China Zhenhua Group Science & Technology Co., Ltd. Class A	4,300	76,439

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
China Zheshang Bank Co., Ltd. Class A	158,600	$82,804
China Zhongwang Holdings, Ltd. (b)(c)(f)	231,200	24,799
Chinasoft International, Ltd. (b)	366,000	300,068
Chindata Group Holdings, Ltd. ADR (b)(c)	15,600	98,592
Chlitina Holding, Ltd.	6,000	42,351
Chongqing Brewery Co., Ltd. Class A (b)	7,200	120,726
Chongqing Changan Automobile Co., Ltd. Class A	53,600	94,897
Chongqing Zhifei Biological Products Co., Ltd. Class A	15,400	334,777
Chow Tai Fook Jewellery Group, Ltd. (b)	323,800	584,960
CIFI Ever Sunshine Services Group, Ltd. (c)	142,000	189,338
CIFI Holdings Group Co., Ltd.	587,792	342,631
CIMC Enric Holdings, Ltd. (c)	78,000	96,448
CITIC Securities Co., Ltd. Class A	107,985	353,638
CITIC Securities Co., Ltd. Class H	443,275	1,016,278
CITIC Telecom International Holdings, Ltd.	239,000	87,772
CITIC, Ltd.	917,000	1,014,622
Cloopen Group Holding, Ltd. ADR (b)	7,300	12,556
CMGE Technology Group, Ltd. (b)	118,000	33,984
COFCO Joycome Foods., Ltd. (b)(c)	220,000	97,372
Contemporary Amperex Technology Co., Ltd. Class A	21,400	1,711,080
COSCO SHIPPING Holdings Co., Ltd. Class A (b)	120,000	289,539
COSCO SHIPPING Holdings Co., Ltd. Class H (b)	510,900	878,627
COSCO SHIPPING Ports, Ltd.	308,581	239,191
Country Garden Holdings Co., Ltd. (c)	1,217,052	931,886
Country Garden Services Holdings Co., Ltd.	304,000	1,280,948
CRRC Corp., Ltd. Class A	188,900	160,285
CRRC Corp., Ltd. Class H	599,000	239,075
CSC Financial Co., Ltd. Class A	31,500	114,889
CSPC Pharmaceutical Group, Ltd.	1,373,280	1,573,949
CStone Pharmaceuticals (b)(c)(d)	54,500	34,707
Dada Nexus, Ltd. ADR (b)	15,600	142,428
Security Description	Shares	Value
Dali Foods Group Co., Ltd. (d)	286,500	$149,500
Daqin Railway Co., Ltd. Class A	134,500	145,322
Daqo New Energy Corp. ADR (b)	10,900	450,388
DaShenLin Pharmaceutical Group Co., Ltd. Class A	5,040	23,728
DiDi Global, Inc. ADR (b)	63,100	157,750
Differ Group Holding Co., Ltd. (b)(c)	304,000	75,785
Dongfang Electric Corp., Ltd. Class A	54,100	114,749
Dongfeng Motor Group Co., Ltd. Class H	434,000	324,723
Dongyue Group, Ltd.	236,000	319,798
DouYu International Holdings, Ltd. ADR (b)(c)	37,800	78,624
East Money Information Co., Ltd. Class A	92,904	367,706
Eastern Communications Co., Ltd. Class B	135,500	60,975
Ecovacs Robotics Co., Ltd. Class A	3,400	57,986
Edvantage Group Holdings, Ltd.	36,000	12,952
EHang Holdings, Ltd. ADR (b)(c)	6,200	74,338
ENN Energy Holdings, Ltd.	118,700	1,773,324
ESR Cayman, Ltd. (b)(d)	333,200	1,032,802
Eve Energy Co., Ltd. Class A	13,306	166,677
Everbright Securities Co., Ltd. Class A	35,500	69,385
Everest Medicines, Ltd. (b)(c)(d)	30,000	97,774
Excellence Commercial Property & Facilities Management Group, Ltd.	69,000	34,553
Fangda Carbon New Material Co., Ltd. Class A	27,600	36,485
Fanhua, Inc. ADR (c)	4,800	34,944
Far East Horizon, Ltd.	238,000	212,733
FIH Mobile, Ltd. (b)(c)	297,000	40,801
FinVolution Group ADR	18,700	74,239
Fire Rock Holdings, Ltd. (c)	290,000	20,405
Flat Glass Group Co., Ltd. Class A	16,900	119,148
Flat Glass Group Co., Ltd. Class H (c)	51,000	194,759
Focus Media Information Technology Co., Ltd. Class A	101,100	96,667
Foshan Haitian Flavouring & Food Co., Ltd. Class A	28,962	397,453
Fosun International, Ltd.	344,000	371,896
Fosun Tourism Group (b)(d)	50,600	70,581
Founder Securities Co., Ltd. Class A	44,900	47,500

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Foxconn Industrial Internet Co., Ltd. Class A	81,200	$129,501
FriendTimes, Inc.	8,000	1,326
Fu Shou Yuan International Group, Ltd.	141,000	103,580
Fufeng Group, Ltd. (b)	138,000	54,440
Futu Holdings, Ltd. ADR (b)	9,100	296,296
Fuyao Glass Industry Group Co., Ltd. Class A	12,300	68,715
Fuyao Glass Industry Group Co., Ltd. Class H (d)	88,000	357,381
Ganfeng Lithium Co., Ltd. Class A	10,700	209,906
Ganfeng Lithium Co., Ltd. Class H (d)	35,800	503,788
Gaotu Techedu, Inc. ADR (b)	14,900	25,628
G-bits Network Technology Xiamen Co., Ltd. Class A	1,600	90,399
GCL New Energy Holdings, Ltd. (b)(c)	258,000	5,353
GD Power Development Co., Ltd. Class A	239,700	94,607
GDS Holdings, Ltd. ADR (b)	13,500	529,875
Geely Automobile Holdings, Ltd.	885,000	1,371,214
GEM Co., Ltd. Class A	32,900	43,121
Gemdale Corp. Class A	24,500	55,113
Gemdale Properties & Investment Corp., Ltd.	808,000	86,112
Genertec Universal Medical Group Co., Ltd. (d)	93,000	60,957
Genetron Holdings, Ltd. ADR (b)	1,900	4,161
Genscript Biotech Corp. (b)	190,000	596,172
GF Securities Co., Ltd. Class A	60,100	165,371
GF Securities Co., Ltd. Class H	178,200	250,920
Giant Network Group Co., Ltd. Class A	26,300	41,647
Gigadevice Semiconductor Beijing, Inc. Class A	3,528	77,756
Ginlong Technologies Co., Ltd. Class A	2,000	65,555
GoerTek, Inc. Class A	28,300	152,235
GOME Retail Holdings, Ltd. (b)(c)	1,427,000	88,509
Great Wall Motor Co., Ltd. Class A	14,400	61,573
Great Wall Motor Co., Ltd. Class H	448,000	703,300
Greatview Aseptic Packaging Co., Ltd.	208,000	58,750
Gree Electric Appliances, Inc. of Zhuhai Class A	25,000	126,632
Greenland Holdings Corp., Ltd. Class A	52,185	44,243
Security Description	Shares	Value
Greentown China Holdings, Ltd.	100,500	$181,837
Greentown Service Group Co., Ltd.	174,000	173,538
Guangdong Haid Group Co., Ltd. Class A	22,500	194,062
Guangdong Investment, Ltd.	460,000	626,875
Guangdong Kinlong Hardware Products Co., Ltd. Class A	4,700	78,994
Guanghui Energy Co., Ltd. Class A (b)	204,300	262,692
Guangzhou Automobile Group Co., Ltd. Class H	498,800	411,400
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A	10,100	49,712
Guangzhou Haige Communications Group, Inc. Co. Class A	51,100	82,020
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	6,600	76,365
Guangzhou R&F Properties Co., Ltd. Class H (c)	333,200	117,522
Guangzhou Shiyuan Electronic Technology Co., Ltd. Class A	8,307	83,666
Guangzhou Tinci Materials Technology Co., Ltd. Class A	13,430	197,051
Guosen Securities Co., Ltd. Class A	26,700	41,659
Guotai Junan Securities Co., Ltd. Class A	54,200	133,550
Guoxuan High-Tech Co., Ltd. Class A (b)	8,500	45,621
Haichang Ocean Park Holdings, Ltd. (b)(c)(d)	165,000	81,699
Haidilao International Holding, Ltd. (b)(c)(d)	173,000	332,942
Haier Smart Home Co., Ltd. Class A	74,500	269,087
Haier Smart Home Co., Ltd. Class H	338,000	1,081,010
Hainan Meilan International Airport Co., Ltd. Class H (b)	25,000	56,986
Haitian International Holdings, Ltd.	76,000	196,023
Haitong Securities Co., Ltd. Class A	61,800	99,933
Haitong Securities Co., Ltd. Class H	354,800	269,681
Hangzhou First Applied Material Co., Ltd. Class A	11,280	200,092
Hangzhou Robam Appliances Co., Ltd. Class A	18,900	86,457

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Hangzhou Silan Microelectronics Co., Ltd. Class A	9,600	$72,689
Hangzhou Steam Turbine Co., Ltd. Class B	113,200	214,796
Hangzhou Tigermed Consulting Co., Ltd. Class A	7,900	133,120
Hangzhou Tigermed Consulting Co., Ltd. Class H (d)	18,000	217,142
Hansoh Pharmaceutical Group Co., Ltd. (d)	158,000	262,777
Harbin Electric Co., Ltd. Class H	36,000	10,179
Health & Happiness H&H International Holdings, Ltd.	22,500	31,471
Hefei Meiya Optoelectronic Technology, Inc. Class A	12,200	51,231
Hello Group, Inc. ADR	33,300	192,474
Henan Shuanghui Investment & Development Co., Ltd. Class A	28,100	128,215
Hengan International Group Co., Ltd.	106,500	490,847
Hengli Petrochemical Co., Ltd. Class A	40,400	131,665
Hengyi Petrochemical Co., Ltd. Class A	49,790	66,509
Hithink Royal Flush Information Network Co., Ltd. Class A	3,600	53,978
Hongfa Technology Co., Ltd. Class A	5,100	37,775
Hope Education Group Co., Ltd. (c)(d)	186,000	17,320
Hopson Development Holdings, Ltd. (c)	88,440	167,190
Hoshine Silicon Industry Co., Ltd. Class A	3,500	57,367
Hua Hong Semiconductor, Ltd. (b)(d)	89,000	371,730
Hua Medicine (b)(d)	84,000	41,403
Huadong Medicine Co., Ltd. Class A	11,260	58,991
Huafon Chemical Co., Ltd. Class A	33,800	48,239
Hualan Biological Engineering, Inc. Class A	28,860	91,996
Huaneng Power International, Inc. Class A	89,900	97,088
Huaneng Power International, Inc. Class H (b)	478,000	202,794
Huangshan Tourism Development Co., Ltd. Class B (b)	20,400	15,055
Huatai Securities Co., Ltd. Class A	50,600	118,008
Security Description	Shares	Value
Huatai Securities Co., Ltd. Class H (d)	228,400	$349,605
Huaxi Securities Co., Ltd. Class A	50,700	66,757
Huaxia Bank Co., Ltd. Class A	152,200	132,911
Huayu Automotive Systems Co., Ltd. Class A	18,000	56,248
Huazhu Group, Ltd. ADR	29,300	966,607
Hubei Xingfa Chemicals Group Co., Ltd. Class A	16,000	83,322
Huizhou Desay Sv Automotive Co., Ltd. Class A	3,400	67,324
Humanwell Healthcare Group Co., Ltd. Class A	11,800	31,975
Hunan Valin Steel Co., Ltd. Class A	44,000	37,921
Hundsun Technologies, Inc. Class A	8,008	55,873
Hutchmed China, Ltd. ADR (b)(c)	15,200	287,584
HUYA, Inc. ADR (b)	25,100	112,197
Hygeia Healthcare Holdings Co., Ltd. (c)(d)	45,000	172,670
iClick Interactive Asia Group, Ltd. ADR (b)	15,000	17,700
iDreamSky Technology Holdings, Ltd. (b)(c)(d)	134,400	76,318
Iflytek Co., Ltd. Class A	24,100	175,503
I-Mab ADR (b)	6,600	107,184
Imeik Technology Development Co., Ltd. Class A	1,900	141,240
Industrial & Commercial Bank of China, Ltd. Class A	674,300	505,510
Industrial & Commercial Bank of China, Ltd. Class H	8,794,000	5,392,489
Industrial Bank Co., Ltd. Class A	186,800	604,721
Industrial Securities Co., Ltd. Class A	42,900	51,642
Ingenic Semiconductor Co., Ltd. Class A	3,500	49,984
Inner Mongolia BaoTou Steel Union Co., Ltd. Class A (b)	292,000	101,967
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. Class A	219,500	158,099
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	49,900	288,827
Inner Mongolia Yitai Coal Co., Ltd. Class B	174,300	188,631
Innovent Biologics, Inc. (b)(d)	190,000	639,530
Inspur Electronic Information Industry Co., Ltd. Class A	7,900	33,658
Inspur International, Ltd. (b)	14,000	5,815

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Intco Medical Technology Co., Ltd. Class A	7,500	$54,631
iQIYI, Inc. ADR (b)(c)	49,400	224,276
JA Solar Technology Co., Ltd. Class A	12,000	147,573
Jafron Biomedical Co., Ltd. Class A	9,500	67,676
Jason Furniture Hangzhou Co., Ltd. Class A	4,100	39,447
JCET Group Co., Ltd. Class A	16,700	64,215
JD Health International, Inc. (b)(c)(d)	52,600	315,024
JD.com, Inc. Class A (b)	298,404	8,481,168
Jiangsu Eastern Shenghong Co., Ltd. Class A	23,500	52,314
Jiangsu Expressway Co., Ltd. Class H	224,000	233,991
Jiangsu Hengli Hydraulic Co., Ltd. Class A	13,468	109,887
Jiangsu Hengrui Medicine Co., Ltd. Class A	52,824	305,164
Jiangsu King's Luck Brewery JSC, Ltd. Class A	7,700	50,744
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	11,900	252,331
Jiangsu Yangnong Chemical Co., Ltd. Class A	2,100	39,778
Jiangsu Zhongtian Technology Co., Ltd. Class A	24,900	66,273
Jiangxi Copper Co., Ltd. Class A	32,700	98,356
Jiangxi Copper Co., Ltd. Class H	142,000	234,935
Jiangxi Zhengbang Technology Co., Ltd. Class A	25,800	31,188
Jiayuan International Group, Ltd.	119,815	24,020
Jinchuan Group International Resources Co., Ltd.	832,000	120,121
Jinke Properties Group Co., Ltd. Class A	41,500	32,099
JinkoSolar Holding Co., Ltd. ADR (b)(c)	6,700	323,543
Jinxin Fertility Group, Ltd. (b)(c)(d)	162,000	122,936
JiuGui Liquor Co., Ltd. Class A	2,200	50,947
Jiumaojiu International Holdings, Ltd. (c)(d)	88,000	186,194
Joinn Laboratories China Co., Ltd. Class A	2,380	42,867
Jointown Pharmaceutical Group Co., Ltd. Class A	34,900	72,878
Security Description	Shares	Value
Jonjee Hi-Tech Industrial & Commercial Holding Co., Ltd. Class A	5,170	$22,774
JOYY, Inc. ADR	8,800	323,224
Juewei Food Co., Ltd. Class A	4,000	26,426
JW Cayman Therapeutics Co., Ltd. (b)(c)(d)	8,000	8,182
Kaisa Group Holdings, Ltd. (b)	333,714	35,496
Kangji Medical Holdings, Ltd. (c)	38,000	37,361
Kanzhun, Ltd. ADR (b)	12,800	318,848
KE Holdings, Inc. ADR (b)	58,900	728,593
Kerry Logistics Network, Ltd.	101,500	231,911
Kingboard Holdings, Ltd.	104,000	501,728
Kingdee International Software Group Co., Ltd. (b)	408,000	894,114
Kingfa Sci & Tech Co., Ltd. Class A	16,800	25,693
Kingsoft Cloud Holdings, Ltd. ADR (b)(c)	16,400	99,548
Kingsoft Corp., Ltd.	131,800	419,974
Konka Group Co., Ltd. Class B	8,900	2,370
Koolearn Technology Holding, Ltd. (b)(d)	21,500	10,674
Kuaishou Technology (b)(d)	72,200	661,708
Kuang-Chi Technologies Co., Ltd. Class A (b)	14,300	38,476
Kunlun Energy Co., Ltd.	534,000	461,614
Kweichow Moutai Co., Ltd. Class A	11,700	3,149,515
KWG Group Holdings, Ltd. (b)	202,000	82,544
KWG Living Group Holdings, Ltd.	104,000	38,346
LB Group Co., Ltd. Class A	11,000	39,843
Lee & Man Paper Manufacturing, Ltd.	156,000	80,959
Lenovo Group, Ltd.	1,128,000	1,222,209
Lens Technology Co., Ltd. Class A	26,800	49,014
Lepu Medical Technology Beijing Co., Ltd. Class A	9,700	30,648
LexinFintech Holdings, Ltd. ADR (b)	28,100	73,622
Li Auto, Inc. ADR (b)	87,000	2,245,470
Li Ning Co., Ltd.	366,500	3,112,835
Lifetech Scientific Corp. (b)	516,000	170,558
Lingyi iTech Guangdong Co. Class A (b)	50,400	40,136
Logan Group Co., Ltd. (c)	189,000	53,326
Longfor Group Holdings, Ltd. (d)	278,500	1,424,920

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
LONGi Green Energy Technology Co., Ltd. Class A	44,680	$503,343
Lonking Holdings, Ltd.	174,000	47,317
Lufax Holding, Ltd. ADR (b)	90,000	501,300
Luoyang Glass Co., Ltd. Class H (b)	34,000	50,466
Luxshare Precision Industry Co., Ltd. Class A	73,168	362,536
Luye Pharma Group, Ltd. (b)(c)(d)	205,000	78,013
Luzhou Laojiao Co., Ltd. Class A	12,100	351,610
Mango Excellent Media Co., Ltd. Class A	9,700	47,202
Maoyan Entertainment (b)(c)(d)	41,600	34,359
Maxscend Microelectronics Co., Ltd. Class A	2,500	82,067
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A (b)	24,000	22,200
Meitu, Inc. (b)(c)(d)	176,500	20,669
Meituan Class B (b)(d)	637,900	12,087,269
Metallurgical Corp. of China, Ltd. Class A	116,300	68,547
Microport Scientific Corp. (b)(c)	97,308	216,543
Midea Real Estate Holding, Ltd. (d)	42,400	84,531
Ming Yang Smart Energy Group, Ltd. Class A	25,500	88,471
Ming Yuan Cloud Group Holdings, Ltd. (c)	94,000	126,675
Minth Group, Ltd.	122,000	297,345
MMG, Ltd. (b)	576,000	228,897
Mobvista, Inc. (b)(d)	53,000	35,286
Montage Technology Co., Ltd. Class A	9,953	104,873
Muyuan Foods Co., Ltd. Class A	56,823	506,131
Nam Tai Property, Inc. (b)	2,400	15,000
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd. Class A	33,969	167,916
Nanjing Securities Co., Ltd. Class A	23,900	30,802
NARI Technology Co., Ltd. Class A	40,200	197,943
National Silicon Industry Group Co., Ltd. Class A (b)	25,200	86,258
NAURA Technology Group Co., Ltd. Class A	4,000	170,756
NetDragon Websoft Holdings, Ltd.	19,000	39,545
NetEase, Inc.	323,100	5,831,032
Security Description	Shares	Value
New China Life Insurance Co., Ltd. Class A	11,300	$62,589
New China Life Insurance Co., Ltd. Class H	129,800	360,107
New Hope Liuhe Co., Ltd. Class A (b)	42,400	112,898
New Oriental Education & Technology Group, Inc. ADR (b)	254,300	292,445
Nexteer Automotive Group, Ltd.	160,000	100,897
Ninestar Corp. Class A	16,800	112,431
Ningbo Ronbay New Energy Technology Co., Ltd. Class A	4,054	81,564
Ningbo Shanshan Co., Ltd. Class A	19,400	84,798
Ningbo Tuopu Group Co., Ltd. Class A	16,500	146,452
Ningxia Baofeng Energy Group Co., Ltd. Class A	44,500	103,621
NIO, Inc. ADR (b)	209,100	4,401,555
Niu Technologies ADR (b)	7,700	74,382
Noah Holdings, Ltd. ADR (b)	6,600	155,298
Nongfu Spring Co., Ltd. Class H (c)(d)	269,200	1,419,454
Ocumension Therapeutics (b)(d)	19,000	24,171
Offshore Oil Engineering Co., Ltd. Class A	92,400	61,971
OneConnect Financial Technology Co., Ltd. (b)	14,200	20,022
Oppein Home Group, Inc. Class A	6,300	115,796
Orient Securities Co., Ltd. Class A	32,600	56,061
Ovctek China, Inc. Class A	4,620	26,426
Peijia Medical, Ltd. (b)(d)	20,000	18,132
People's Insurance Co. Group of China, Ltd. Class A	77,000	55,383
People's Insurance Co. Group of China, Ltd. Class H	1,306,000	426,217
Perfect World Co., Ltd. Class A	10,650	21,406
PetroChina Co., Ltd. Class A	124,800	107,905
PetroChina Co., Ltd. Class H	3,302,000	1,677,216
Pharmaron Beijing Co., Ltd. Class A	4,800	88,851
Pharmaron Beijing Co., Ltd. Class H (d)	16,300	196,077
PICC Property & Casualty Co., Ltd. Class H	1,053,700	1,073,238
Pinduoduo, Inc. ADR (b)	67,700	2,715,447
Ping An Bank Co., Ltd. Class A	176,700	425,990
Ping An Healthcare & Technology Co., Ltd. (b)(c)(d)	70,700	182,770

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Ping An Insurance Group Co. of China, Ltd. Class A	99,290	$753,397
Ping An Insurance Group Co. of China, Ltd. Class H	986,500	6,898,358
Poly Developments & Holdings Group Co., Ltd. Class A	86,300	240,625
Poly Property Group Co., Ltd.	182,000	45,947
Postal Savings Bank of China Co., Ltd. Class A	225,400	190,185
Postal Savings Bank of China Co., Ltd. Class H (c)(d)	1,198,000	964,920
Power Construction Corp. of China, Ltd. Class A	142,200	162,433
Powerlong Commercial Management Holdings, Ltd.	16,000	12,476
Powerlong Real Estate Holdings, Ltd. (c)	175,000	45,842
Prinx Chengshan Holdings, Ltd.	1,500	1,425
Prosus NV (b)	146,071	7,922,866
Proya Cosmetics Co., Ltd. Class A	1,400	41,433
Q Technology Group Co., Ltd. (c)	47,000	35,983
Qudian, Inc. ADR (b)(c)	26,300	31,034
Radiance Holdings Group Co., Ltd. (c)	99,000	55,446
Raytron Technology Co., Ltd. Class A	5,962	42,111
Redco Properties Group, Ltd. (c)(d)	108,000	33,444
Redsun Properties Group, Ltd.	120,000	39,993
ReneSola, Ltd. ADR (b)	13,300	77,273
RLX Technology, Inc. ADR (b)	114,100	204,239
Rongsheng Petrochemical Co., Ltd. Class A	103,050	231,000
Ronshine China Holdings, Ltd. (b)	54,500	16,142
SAIC Motor Corp., Ltd. Class A	73,500	195,884
Sangfor Technologies, Inc. Class A	2,500	43,771
Sany Heavy Equipment International Holdings Co., Ltd.	128,000	132,589
Sany Heavy Industry Co., Ltd. Class A	58,300	159,955
Satellite Chemical Co., Ltd. Class A	12,600	77,969
SDIC Capital Co., Ltd. Class A	34,352	37,977
SDIC Power Holdings Co., Ltd. Class A	41,600	61,047
Seazen Group, Ltd. (b)	249,333	133,115
Security Description	Shares	Value
Seazen Holdings Co., Ltd. Class A	13,900	$70,162
SF Holding Co., Ltd. Class A	40,500	290,510
SG Micro Corp. Class A	1,500	76,586
Shaanxi Coal Industry Co., Ltd. Class A	73,400	190,203
Shandong Buchang Pharmaceuticals Co., Ltd. Class A	33,800	126,667
Shandong Gold Mining Co., Ltd. Class A	16,800	57,009
Shandong Gold Mining Co., Ltd. Class H (c)(d)	91,000	181,775
Shandong Hualu Hengsheng Chemical Co., Ltd. Class A	13,650	69,699
Shandong Linglong Tyre Co., Ltd. Class A	25,208	87,301
Shandong Nanshan Aluminum Co., Ltd. Class A	82,200	52,297
Shandong Sun Paper Industry JSC, Ltd. Class A	17,800	31,825
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	384,400	408,376
Shanghai Bairun Investment Holding Group Co., Ltd. Class A	4,760	26,850
Shanghai Baosight Software Co., Ltd. Class A	27,821	212,644
Shanghai Baosight Software Co., Ltd. Class B	52,934	214,607
Shanghai Chlor-Alkali Chemical Co., Ltd. Class B	100,625	65,461
Shanghai Electric Group Co., Ltd. Class A	55,900	35,452
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	10,900	91,055
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	66,000	319,922
Shanghai Haixin Group Co. Class B	42,000	13,542
Shanghai Highly Group Co., Ltd. Class B	24,100	12,107
Shanghai Industrial Holdings, Ltd.	53,000	79,587
Shanghai Industrial Urban Development Group, Ltd.	63,600	5,722
Shanghai International Airport Co., Ltd. Class A (b)	5,200	40,074
Shanghai International Port Group Co., Ltd. Class A	63,800	54,824
Shanghai Jin Jiang Capital Co., Ltd. Class H	182,000	70,881
Shanghai Jinjiang International Hotels Co., Ltd. Class A	5,500	42,812

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class B	85,900	$80,488
Shanghai Junshi Biosciences Co., Ltd. Class A (b)	14,779	202,987
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	154,704	144,803
Shanghai M&G Stationery, Inc. Class A	6,100	46,844
Shanghai Mechanical and Electrical Industry Co., Ltd. Class B	62,000	76,436
Shanghai New Power Automotive Technology Co., Ltd. Class B	32,500	17,866
Shanghai Pharmaceuticals Holding Co., Ltd. Class A	25,600	98,770
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	100,900	193,785
Shanghai Pudong Development Bank Co., Ltd. Class A	264,800	332,949
Shanghai Putailai New Energy Technology Co., Ltd. Class A	10,080	221,234
Shanghai RAAS Blood Products Co., Ltd. Class A	110,000	103,606
Shanghai Yuyuan Tourist Mart Group Co., Ltd. Class A	42,500	67,936
Shangri-La Asia, Ltd. (b)	156,000	122,127
Shanxi Coking Coal Energy Group Co., Ltd. Class A	129,480	253,326
Shanxi Lu'an Environmental Energy Development Co., Ltd. Class A	68,800	179,909
Shanxi Meijin Energy Co., Ltd. Class A (b)	34,400	68,906
Shanxi Taigang Stainless Steel Co., Ltd. Class A	42,100	44,305
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	10,960	437,828
Shengyi Technology Co., Ltd. Class A	31,700	80,048
Shennan Circuits Co., Ltd. Class A	4,760	67,566
Shenwan Hongyuan Group Co., Ltd. Class A	224,600	154,440
Shenzhen Capchem Technology Co., Ltd. Class A	5,000	63,728
Shenzhen Energy Group Co., Ltd. Class A	52,200	52,668
Shenzhen Goodix Technology Co., Ltd. Class A	2,627	29,189
Shenzhen Inovance Technology Co., Ltd. Class A	30,750	274,342
Security Description	Shares	Value
Shenzhen International Holdings, Ltd.	163,282	$171,785
Shenzhen Investment, Ltd.	724,301	161,018
Shenzhen Kangtai Biological Products Co., Ltd. Class A	4,100	59,909
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	10,000	482,781
Shenzhen Overseas Chinese Town Co., Ltd. Class A	50,300	58,129
Shenzhen Salubris Pharmaceuticals Co., Ltd. Class A (b)	7,200	24,833
Shenzhen SC New Energy Technology Corp. Class A	2,200	25,243
Shenzhen Sunway Communication Co., Ltd. Class A	5,900	16,630
Shenzhen Transsion Holdings Co., Ltd. Class A	5,516	82,677
Shenzhou International Group Holdings, Ltd.	124,100	1,638,768
Shimao Group Holdings, Ltd. (c)	220,500	123,132
Shimao Services Holdings, Ltd. (c)(d)	71,000	37,594
Shoucheng Holdings, Ltd.	176,000	25,968
Shougang Fushan Resources Group, Ltd.	244,000	95,242
Shui On Land, Ltd.	328,000	49,952
Sichuan Chuantou Energy Co., Ltd. Class A	76,700	129,473
Sichuan Expressway Co., Ltd. Class H	20,000	4,943
Sichuan Road & Bridge Co., Ltd. Class A	39,400	64,498
Sichuan Swellfun Co., Ltd. Class A	3,400	43,933
Sieyuan Electric Co., Ltd. Class A	11,100	57,102
Sihuan Pharmaceutical Holdings Group, Ltd. (c)	463,000	91,709
Silergy Corp.	13,000	1,524,260
Sinolink Securities Co., Ltd. Class A	19,600	29,524
Sinoma Science & Technology Co., Ltd. Class A	11,600	44,049
Sino-Ocean Group Holding, Ltd.	296,000	62,611
Sinopec Engineering Group Co., Ltd. Class H	140,500	71,591
Sinopec Kantons Holdings, Ltd.	120,000	41,441
Sinopec Shanghai Petrochemical Co., Ltd. Class A	133,200	73,531
Sinopharm Group Co., Ltd. Class H	206,400	468,652

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Sinotruk Hong Kong, Ltd.	87,000	$132,162
SITC International Holdings Co., Ltd.	200,000	699,511
Skshu Paint Co., Ltd. Class A	2,520	35,080
Smoore International Holdings, Ltd. (c)(d)	260,000	609,270
SOHO China, Ltd. (b)(c)	353,000	68,179
Sohu.com, Ltd. ADR (b)(c)	8,000	134,560
Songcheng Performance Development Co., Ltd. Class A	32,040	66,300
SOS, Ltd. (b)(c)	21,500	11,537
StarPower Semiconductor, Ltd. Class A	1,900	114,714
Sun Art Retail Group, Ltd. (c)	251,500	90,929
Sun King Technology Group, Ltd. (b)	146,000	51,134
Sunac China Holdings, Ltd.	491,000	281,888
Sunac Services Holdings, Ltd. (b)(d)	193,000	117,777
Sungrow Power Supply Co., Ltd. Class A	13,900	232,950
Suning.com Co., Ltd. Class A (b)	50,500	27,379
Sunny Optical Technology Group Co., Ltd.	111,600	1,772,786
Sunwoda Electronic Co., Ltd. Class A	18,900	80,784
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	11,100	32,424
Suzhou Maxwell Technologies Co., Ltd. Class A	800	65,827
Suzhou TA&A Ultra Clean Technology Co., Ltd. Class A	4,800	53,748
SY Holdings Group, Ltd.	92,500	69,687
TAL Education Group ADR (b)	69,600	209,496
TBEA Co., Ltd. Class A	113,000	359,879
TCL Electronics Holdings, Ltd.	73,000	30,992
TCL Technology Group Corp Class A	139,900	107,641
Tencent Holdings, Ltd.	902,000	41,587,185
Tencent Music Entertainment Group ADR (b)	104,600	509,402
Thunder Software Technology Co., Ltd. Class A	6,400	99,146
TI Fluid Systems PLC (d)	47,364	118,560
Tianfeng Securities Co., Ltd. Class A	115,900	63,170
Tiangong International Co., Ltd.	104,000	42,210
Tianjin Zhonghuan Semiconductor Co., Ltd. Class A	29,600	197,498
Security Description	Shares	Value
Tianjin ZhongXin Pharmaceutical Group Corp., Ltd. Class S	67,900	$72,335
Tianma Microelectronics Co., Ltd. Class A	16,900	27,688
Tianneng Power International, Ltd. (c)	78,000	66,657
Times Neighborhood Holdings, Ltd.	42,000	12,283
Tingyi Cayman Islands Holding Corp.	318,000	533,365
Tong Ren Tang Technologies Co., Ltd. Class H	51,000	43,209
Tongcheng Travel Holdings, Ltd. (b)	119,200	210,088
Tongdao Liepin Group (b)	19,400	43,747
Tongkun Group Co., Ltd. Class A	12,700	34,772
Tongling Nonferrous Metals Group Co., Ltd. Class A	346,900	201,685
Tongwei Co., Ltd. Class A	37,800	252,191
Topchoice Medical Corp. Class A (b)	2,000	44,837
Topsports International Holdings, Ltd. (d)	188,000	156,292
Towngas Smart Energy Co., Ltd. (b)	96,803	50,575
Transfar Zhilian Co., Ltd. Class A	67,500	66,758
TravelSky Technology, Ltd. Class H	107,000	153,533
Trina Solar Co., Ltd. Class A	15,600	143,417
Trip.com Group, Ltd. ADR (b)	78,100	1,805,672
Tsingtao Brewery Co., Ltd. Class A	4,500	55,685
Tsingtao Brewery Co., Ltd. Class H	82,000	644,777
Unigroup Guoxin Microelectronics Co., Ltd. Class A	6,300	201,847
Uni-President China Holdings, Ltd.	138,000	119,784
Unisplendour Corp., Ltd. Class A	12,880	39,485
Up Fintech Holding, Ltd. ADR (b)(c)	21,800	106,820
Uxin, Ltd. ADR (b)	71,600	73,032
Venus MedTech Hangzhou, Inc. Class H (b)(c)(d)	26,500	54,082
Vesync Co., Ltd. (c)	57,000	38,818
Vipshop Holdings, Ltd. ADR (b)	76,500	688,500
Viva Biotech Holdings (d)	81,500	31,980
Vnet Group, Inc. ADR (b)	14,400	83,952
VSTECS Holdings, Ltd.	136,000	127,373
Walvax Biotechnology Co., Ltd. Class A	21,900	188,311

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Wanhua Chemical Group Co., Ltd. Class A	25,400	$321,737
Want Want China Holdings, Ltd.	775,000	715,297
Weibo Corp. ADR (b)	10,710	262,502
Weichai Power Co., Ltd. Class A	79,100	165,376
Weichai Power Co., Ltd. Class H	296,000	464,062
Weihai Guangwei Composites Co., Ltd. Class A	10,200	94,492
Weimob, Inc. (b)(c)(d)	245,000	156,289
Wens Foodstuffs Group Co., Ltd. Class A (b)	85,960	297,760
West China Cement, Ltd.	262,000	41,611
Western Securities Co., Ltd. Class A	30,800	34,931
Westone Information Industry, Inc. Class A	11,900	84,588
Wharf Holdings, Ltd.	247,000	752,520
Will Semiconductor Co., Ltd. Shanghai Class A	8,100	244,516
Wilmar International, Ltd.	308,900	1,071,370
Wingtech Technology Co., Ltd. Class A	8,000	101,674
Wuchan Zhongda Group Co., Ltd. Class A	175,700	147,082
Wuhan Guide Infrared Co., Ltd. Class A	33,320	89,131
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	11,500	42,215
Wuliangye Yibin Co., Ltd. Class A	35,100	851,491
WUS Printed Circuit Kunshan Co., Ltd. Class A	13,640	28,294
WuXi AppTec Co., Ltd. Class A	21,000	368,595
WuXi AppTec Co., Ltd. Class H (d)	53,903	842,382
Wuxi Biologics Cayman, Inc. (b)(d)	561,000	4,455,755
Wuxi Lead Intelligent Equipment Co., Ltd. Class A	23,680	216,118
Wuxi Shangji Automation Co., Ltd. Class A	2,000	42,824
XCMG Construction Machinery Co., Ltd. Class A	112,400	90,871
XD, Inc. (b)(c)	22,000	66,643
Xiabuxiabu Catering Management China Holdings Co., Ltd. (b)(d)	40,500	20,303
Xiamen C & D, Inc. Class A	72,000	143,774
Xiamen Faratronic Co., Ltd. Class A	1,900	59,849
Security Description	Shares	Value
Xiaomi Corp. Class B (b)(d)	2,230,000	$3,897,703
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	22,900	47,045
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	115,200	172,566
Xinyi Solar Holdings, Ltd.	777,811	1,354,007
XPeng, Inc. ADR (b)	58,400	1,611,256
Xtep International Holdings, Ltd. (c)	168,474	251,825
Yadea Group Holdings, Ltd. (d)	146,000	223,705
Yangzijiang Shipbuilding Holdings, Ltd.	370,300	416,470
Yankuang Energy Group Co., Ltd. Class H	234,000	694,703
Yanlord Land Group, Ltd.	128,800	117,447
Yantai Eddie Precision Machinery Co., Ltd. Class A	13,300	49,968
Yantai Jereh Oilfield Services Group Co., Ltd. Class A	11,700	77,024
Yanzhou Coal Mining Co., Ltd. Class A	27,700	167,297
Yatsen Holding, Ltd. ADR (b)(c)	11,900	8,169
Yeahka, Ltd. (b)(c)	28,000	84,999
Yealink Network Technology Corp., Ltd. Class A	8,400	102,503
Yifeng Pharmacy Chain Co., Ltd. Class A	6,916	43,417
Yihai International Holding, Ltd. (b)(c)	58,000	164,770
Yihai Kerry Arawana Holdings Co., Ltd. Class A	10,000	77,737
Yixin Group, Ltd. (b)(d)	141,000	14,666
Yonghui Superstores Co., Ltd. Class A	51,900	34,434
YongXing Special Materials Technology Co., Ltd. Class A	3,400	62,924
Yonyou Network Technology Co., Ltd. Class A	20,930	75,188
Youdao, Inc. ADR (b)(c)	10,100	71,710
YTO Express Group Co., Ltd. Class A	44,600	120,815
Yuexiu Property Co., Ltd.	305,800	302,694
Yuexiu Transport Infrastructure, Ltd.	208,000	140,075
Yum China Holdings, Inc.	65,500	2,720,870
Yunda Holding Co., Ltd. Class A	18,850	52,056
Yunnan Aluminium Co., Ltd. Class A (b)	41,400	88,198
Yunnan Baiyao Group Co., Ltd. Class A	9,200	118,180

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Yunnan Energy New Material Co., Ltd. Class A	8,000	$275,736
Yuzhou Group Holdings Co., Ltd.	326,648	16,752
Zai Lab, Ltd. ADR (b)(c)	11,395	501,152
Zensun Enterprises, Ltd. (c)	120,000	56,695
Zepp Health Corp. ADR	5,700	16,416
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	5,600	278,134
Zhaojin Mining Industry Co., Ltd. Class H	161,000	141,814
Zhejiang Century Huatong Group Co., Ltd. Class A (b)	45,800	45,034
Zhejiang Chint Electrics Co., Ltd. Class A	13,200	81,684
Zhejiang Dahua Technology Co., Ltd. Class A	18,400	47,700
Zhejiang Dingli Machinery Co., Ltd. Class A	8,260	58,201
Zhejiang Expressway Co., Ltd. Class H	172,000	144,516
Zhejiang HangKe Technology, Inc. Co. Class A	5,639	50,295
Zhejiang Huahai Pharmaceutical Co., Ltd. Class A	27,000	89,361
Zhejiang Huayou Cobalt Co., Ltd. Class A	7,300	111,420
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd. Class A	20,600	193,139
Zhejiang Jiuzhou Pharmaceutical Co., Ltd. Class A	11,900	90,879
Zhejiang Longsheng Group Co., Ltd. Class A	21,100	36,075
Zhejiang NHU Co., Ltd. Class A	14,040	69,746
Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	34,000	88,475
Zhejiang Supor Co., Ltd. Class A (b)	3,800	29,822
Zhejiang Weiming Environment Protection Co., Ltd. Class A	18,000	82,431
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. Class A	12,400	75,451
Zhejiang Yongtai Technology Co., Ltd. Class A (b)	12,100	72,142
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H (c)	27,200	29,946
Zhenro Properties Group, Ltd.	342,000	26,541
Zheshang Securities Co., Ltd. Class A	21,700	35,743
Security Description	Shares	Value
ZhongAn Online P&C Insurance Co., Ltd. Class H (b)(c)(d)	60,300	$201,891
Zhongliang Holdings Group Co., Ltd. (c)	192,500	53,094
Zhongsheng Group Holdings, Ltd.	86,500	608,349
Zhongtai Securities Co., Ltd. Class A	72,500	92,673
Zhou Hei Ya International Holdings Co., Ltd. (c)(d)	102,000	55,674
Zhuzhou CRRC Times Electric Co., Ltd.	75,000	290,453
Zhuzhou Kibing Group Co., Ltd. Class A	19,700	40,818
Zijin Mining Group Co., Ltd. Class A	239,700	424,406
Zijin Mining Group Co., Ltd. Class H	852,000	1,292,340
Zoomlion Heavy Industry Science & Technology Co., Ltd. Class A (b)	87,400	91,087
Zoomlion Heavy Industry Science & Technology Co., Ltd. Class H	198,800	125,541
ZTE Corp. Class A	25,000	93,511
ZTE Corp. Class H	90,800	183,974
ZTO Express Cayman, Inc. ADR	66,700	1,667,500
		355,519,984
COLOMBIA — 0.1%
Bancolombia SA ADR	500	21,330
Bancolombia SA	36,061	416,742
Bancolombia SA Preference Shares	65,472	703,086
Canacol Energy, Ltd. (c)	16,900	42,350
Cementos Argos SA	60,790	100,893
Corp. Financiera Colombiana SA (b)	9,211	68,904
Ecopetrol SA ADR (c)	700	13,020
Ecopetrol SA	722,316	680,808
Grupo Argos SA	49,231	182,040
Interconexion Electrica SA ESP	58,240	377,023
Millicom International Cellular SA SDR (b)(c)	16,546	423,793
		3,029,989
CYPRUS — 0.0% (a)
Atalaya Mining PLC	10,407	55,495
CZECH REPUBLIC — 0.0% (a)
CEZ A/S	23,879	1,006,760
Komercni banka A/S	11,765	457,832
Moneta Money Bank A/S (d)	69,836	284,879
Philip Morris CR A/S	128	101,456
		1,850,927

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
DENMARK — 1.6%
ALK-Abello A/S	22,600	$501,103
Alm Brand A/S	158,651	273,071
Ambu A/S Class B	25,190	372,975
AP Moller - Maersk A/S Class A	524	1,556,021
AP Moller - Maersk A/S Class B	907	2,741,300
Atlantic Sapphire ASA (b)(c)	23,991	96,889
Bavarian Nordic A/S (b)	9,501	241,143
Better Collective A/S (b)	3,740	67,340
Carlsberg A/S Class B	15,843	1,956,182
cBrain A/S	1,152	35,884
Cementir Holding NV	5,474	41,547
Chemometec A/S	2,807	342,946
Chr. Hansen Holding A/S	16,891	1,247,444
Coloplast A/S Class B	18,629	2,837,499
D/S Norden A/S	5,060	177,582
Danske Bank A/S	109,398	1,830,393
Demant A/S (b)	16,791	764,280
Dfds A/S	6,404	274,690
Drilling Co. of 1972 A/S (b)	3,800	208,953
DSV A/S	31,721	6,114,743
FLSmidth & Co. A/S	8,910	233,958
Genmab A/S (b)	10,276	3,732,720
GN Store Nord A/S	20,109	991,383
H Lundbeck A/S	11,647	269,914
ISS A/S (b)	23,728	424,128
Jyske Bank A/S (b)	9,331	510,122
Matas A/S	12,409	178,747
Netcompany Group A/S (b)(d)	6,939	459,936
Nilfisk Holding A/S (b)	3,415	102,844
NKT A/S (b)	7,446	337,954
NNIT A/S (b)(d)	5,944	84,229
Novo Nordisk A/S Class B	260,200	29,027,645
Novozymes A/S Class B	32,380	2,232,976
NTG Nordic Transport Group A/S Class A (b)	870	52,874
Orsted A/S (d)	29,566	3,722,269
Pandora A/S	15,926	1,525,974
Per Aarsleff Holding A/S	2,547	99,436
Ringkjoebing Landbobank A/S	4,482	572,327
ROCKWOOL International A/S Class B	1,436	476,785
Royal Unibrew A/S	7,564	710,768
Scandinavian Tobacco Group A/S Class A (d)	10,671	228,861
Schouw & Co. A/S	2,520	218,754
SimCorp A/S	6,828	503,603
Solar A/S Class B	753	83,196
Spar Nord Bank A/S	14,608	193,500
Sydbank A/S	9,123	313,239
Topdanmark A/S	7,847	441,803
Trifork Holding AG (b)(c)	1,282	40,868
Tryg A/S	57,619	1,409,108
Security Description	Shares	Value
Vestas Wind Systems A/S	157,319	$4,641,671
Zealand Pharma A/S (b)	6,002	92,775
		75,596,352
EGYPT — 0.0% (a)
Centamin PLC	201,929	241,355
Commercial International Bank Egypt SAE (b)	183,728	462,946
Eastern Co SAE	112,565	73,805
ElSewedy Electric Co.	69,110	31,078
Energean PLC (b)	22,295	349,615
		1,158,799
FAEROE ISLANDS — 0.0% (a)
Bakkafrost P/F	8,463	571,527
FINLAND — 0.8%
Admicom Oyj	920	60,702
Aktia Bank Oyj	16,282	197,032
Anora Group Oyj	4,874	47,723
BasWare Oyj (b)	3,905	92,923
Cargotec Oyj Class B (c)	7,304	279,043
Caverion Oyj	14,031	81,139
Citycon Oyj (b)(c)	9,367	71,315
Elisa Oyj	22,754	1,380,158
Finnair Oyj (b)(c)	99,297	54,878
Fortum Oyj	71,156	1,308,047
Harvia Oyj (c)	3,370	135,086
Huhtamaki Oyj	16,373	572,884
Kamux Corp.	8,863	109,807
Kemira Oyj	20,338	267,615
Kesko Oyj Class B	43,889	1,218,790
Kojamo Oyj	21,050	508,721
Kone Oyj Class B	53,283	2,804,436
Konecranes Oyj (c)	8,933	275,820
Marimekko Oyj	836	70,531
Metsa Board Oyj Class B	32,480	330,748
Metso Outotec Oyj	102,064	865,345
Musti Group Oyj (b)	7,349	194,958
Neles Oyj	21,711	222,401
Neste Oyj	66,440	3,046,735
Nokia Oyj (b)(e)	824,215	4,565,228
Nokia Oyj (b)(e)	12,368	68,059
Nokian Renkaat Oyj	20,812	339,729
Nordea Bank Abp (c)(e)	495,679	5,146,959
Nordea Bank Abp (e)	4,394	45,488
Oriola Oyj Class B	11,775	24,683
Orion Oyj Class B (c)	16,964	774,908
Outokumpu Oyj (b)(c)	68,881	368,839
Puuilo Oyj (b)(c)	13,810	102,742
QT Group Oyj (b)	2,926	406,485
Remedy Entertainment Oyj (c)	2,493	90,296
Revenio Group Oyj	3,977	209,570
Rovio Entertainment Oyj (d)	4,628	39,109
Sampo Oyj Class A	77,995	3,833,212
Sanoma Oyj	11,067	157,428

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Spinnova Oyj (b)(c)	2,218	$21,368
Stora Enso Oyj Class R	92,460	1,824,321
Talenom Oyj	3,511	38,210
TietoEVRY Oyj (c)	15,531	415,766
Tokmanni Group Corp.	9,924	165,333
UPM-Kymmene Oyj (c)	83,855	2,754,127
Uponor Oyj	8,507	173,361
Valmet Oyj	21,112	659,075
Wartsila OYJ Abp (c)	72,752	668,132
WithSecure Oyj (b)	14,547	73,888
YIT Oyj (c)	22,823	86,738
		37,249,891
FRANCE — 5.7%
AB Science SA (b)	2,718	30,650
ABC arbitrage	11,541	95,409
Accor SA (b)	27,799	900,845
Adevinta ASA (b)	43,816	402,742
Aeroports de Paris (b)	4,477	673,355
Air France-KLM (b)	50,144	226,124
Air Liquide SA	74,175	13,051,533
Airbus SE (b)	92,288	11,200,680
Akka Technologies (b)	2,518	137,225
AKWEL	1,074	23,900
Albioma SA	3,457	168,685
ALD SA (d)	13,620	182,121
Alstom SA	50,799	1,195,516
Altarea SCA REIT	443	75,967
Alten SA	4,574	694,334
Amundi SA (d)	10,128	696,568
Aramis Group SAS (b)(d)	2,795	22,200
Arkema SA	9,610	1,155,426
Atos SE	15,529	426,496
Aubay	681	45,396
AXA SA	303,622	8,939,755
Believe SA (b)	2,588	41,566
Beneteau SA (b)	8,515	134,087
BioMerieux	6,863	736,731
BNP Paribas SA	176,076	10,120,013
Boiron SA	454	19,524
Bollore SE	138,415	728,994
Bonduelle SCA	1,324	24,307
Bouygues SA	35,923	1,261,112
Bureau Veritas SA	47,017	1,348,251
Capgemini SE	24,971	5,573,197
Carmila SA REIT	9,871	156,336
Carrefour SA	100,694	2,203,986
Casino Guichard Perrachon SA (b)	4,904	90,811
Cellectis SA (b)	6,927	32,261
CGG SA (b)	253,845	288,163
Chargeurs SA	5,066	114,458
Cie de Saint-Gobain	79,071	4,731,973
Cie des Alpes (b)	1,015	15,113
Cie Generale des Etablissements Michelin SCA	26,534	3,616,572
Security Description	Shares	Value
Cie Plastic Omnium SA	11,639	$212,539
CNP Assurances	27,834	673,965
Coface SA (b)	17,138	207,576
Covivio REIT	8,160	653,162
Credit Agricole SA	192,891	2,318,102
Danone SA	101,699	5,650,659
Dassault Aviation SA	3,899	619,281
Dassault Systemes SE	103,819	5,129,992
Derichebourg SA	21,744	227,908
Edenred	39,550	1,966,857
Eiffage SA	12,991	1,341,008
Electricite de France SA	82,883	782,456
Elior Group SA (b)(d)	27,606	93,078
Elis SA (b)	32,174	476,835
Engie SA	285,512	3,775,343
Eramet SA (b)	1,844	302,816
Esker SA	715	134,793
EssilorLuxottica SA	44,994	8,276,588
Eurazeo SE	6,349	536,871
Europcar Mobility Group (b)(d)	406,135	223,684
Eutelsat Communications SA	31,606	345,319
Faurecia SE (e)	15,629	408,843
Faurecia SE (c)(e)	2,032	52,794
Fnac Darty SA	3,113	160,516
Gaztransport Et Technigaz SA	3,875	435,460
Gecina SA REIT	7,116	902,006
Getlink SE	70,769	1,281,899
Hermes International	4,958	7,057,885
ICADE REIT	6,427	415,877
ID Logistics Group (b)	344	123,246
Imerys SA	6,084	262,538
Interparfums SA	2,800	169,414
Ipsen SA	5,750	723,919
IPSOS	5,617	281,217
JCDecaux SA (b)	11,798	280,449
Kaufman & Broad SA	1,893	63,058
Kering SA	11,742	7,455,935
Klepierre SA REIT (b)	32,449	868,924
Korian SA	10,342	240,797
La Francaise des Jeux SAEM (d)	15,004	598,692
Lagardere SA (b)	5,606	157,862
Legrand SA	41,750	3,992,407
LISI	1,713	41,264
LNA Sante SA	455	18,729
L'Oreal SA	39,283	15,782,188
LVMH Moet Hennessy Louis Vuitton SE	43,457	31,199,022
Maisons du Monde SA (d)	4,452	86,077
Manitou BF SA	1,060	29,767
McPhy Energy SA (b)	2,265	47,643
Mercialys SA REIT	13,227	131,839
Mersen SA	3,522	131,093
Metropole Television SA	2,287	45,367

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Neoen SA (b)(d)	5,049	$215,735
Nexans SA	3,423	322,179
Nexity SA	5,241	185,578
Orange SA	311,626	3,711,406
Orpea SA	7,480	326,463
Pernod Ricard SA	32,795	7,247,110
PEUGEOT INVEST	1,682	211,393
Pharmagest Interactive	412	39,613
Publicis Groupe SA	35,557	2,170,569
Quadient SA	11,950	225,608
Remy Cointreau SA	3,543	734,890
Renault SA (b)	29,283	769,888
Rexel SA	41,789	897,265
Rubis SCA	16,146	477,323
Safran SA	53,197	6,299,410
Sanofi	178,009	18,304,866
Sartorius Stedim Biotech	4,329	1,782,609
SCOR SE	26,085	843,627
SEB SA	4,336	608,201
SES-imagotag SA (b)	637	65,981
SMCP SA (b)(d)	4,538	34,708
Societe BIC SA	4,123	209,512
Societe Generale SA	126,999	3,424,202
Sodexo SA	13,476	1,102,966
SOITEC (b)	3,456	652,042
Solutions 30 SE (b)	23,486	192,759
Sopra Steria Group SACA	2,346	437,081
SPIE SA	21,501	511,491
Technicolor SA (b)	24,714	93,493
Technip Energies NV (b)	19,962	244,828
Teleperformance	9,185	3,518,790
Television Francaise 1	4,354	42,466
Thales SA	16,638	2,095,724
TotalEnergies SE	392,659	19,983,310
Trigano SA	1,440	210,920
Ubisoft Entertainment SA (b)	14,845	656,105
Unibail-Rodamco-Westfield CDI (b)(e)	34,100	128,088
Unibail-Rodamco-Westfield REIT (b)(e)	18,708	1,409,472
Valeo	34,648	643,684
Vallourec SA (b)	18,541	238,558
Valneva SE (b)	11,513	198,137
Veolia Environnement SA	102,711	3,312,326
Verallia SASU (d)	11,025	264,029
Vicat SA	3,900	132,944
Vilmorin & Cie SA	622	30,589
Vinci SA	83,988	8,630,922
Virbac SA	654	262,965
Vivendi SE	123,456	1,622,223
Voltalia SA (b)	2,962	60,352
Wendel SE	3,842	393,509
Worldline SA (b)(d)	38,438	1,677,867
		276,833,717
GABON — 0.0% (a)
BW Energy, Ltd. (b)	11,541	35,467
Security Description	Shares	Value
GEORGIA — 0.0% (a)
Bank of Georgia Group PLC	5,714	$89,377
TBC Bank Group PLC	4,451	64,465
		153,842
GERMANY — 4.7%
1&1 AG	6,659	149,861
Aareal Bank AG	12,290	388,533
About You Holding SE (b)	5,000	69,262
Adesso SE	303	62,381
Adidas AG	29,587	6,934,427
ADLER Group SA (d)	8,987	119,560
ADVA Optical Networking SE (b)	10,788	164,099
AIXTRON SE	17,031	373,616
Allianz SE	63,703	15,300,810
Amadeus Fire AG	685	109,755
Aroundtown SA	154,251	886,547
Atoss Software AG	537	106,547
AURELIUS Equity Opportunities SE & Co. KGaA	3,824	106,262
Aurubis AG	4,582	548,604
BASF SE	143,245	8,220,924
Basler AG	379	41,869
Bayer AG	153,218	10,540,603
Bayerische Motoren Werke AG	51,628	4,487,378
Bayerische Motoren Werke AG Preference Shares	9,580	746,341
BayWa AG	2,500	117,538
Bechtle AG	12,795	724,529
Beiersdorf AG	16,022	1,692,912
Bertrandt AG	1,559	76,650
Bike24 Holding AG (b)	2,894	31,445
Bilfinger SE	5,632	215,118
Borussia Dortmund GmbH & Co. KGaA (b)	7,994	35,813
Brenntag SE	24,425	1,980,818
CANCOM SE	5,720	358,487
Carl Zeiss Meditec AG	6,747	1,093,075
CECONOMY AG	17,753	67,291
Cewe Stiftung & Co. KGaA	785	79,554
Commerzbank AG (b)	151,259	1,156,053
CompuGroup Medical SE & Co. KgaA	3,440	210,828
Continental AG (b)	17,617	1,270,202
Corestate Capital Holding SA (b)(c)	2,251	21,110
Covestro AG (d)	31,392	1,589,901
CropEnergies AG	4,161	55,110
CTS Eventim AG & Co. KGaA (b)	8,311	567,726
Daimler Truck Holding AG (b)	65,304	1,821,685
Datagroup SE	430	39,326
Dermapharm Holding SE	3,546	226,769
Deutsche Bank AG (b)	324,753	4,113,663

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Deutsche Beteiligungs AG	2,337	$74,399
Deutsche Boerse AG	29,596	5,358,422
Deutsche EuroShop AG	10,327	191,398
Deutsche Lufthansa AG (b)	90,244	731,981
Deutsche Pfandbriefbank AG (d)	19,403	236,956
Deutsche Post AG	153,871	7,390,139
Deutsche Telekom AG	505,493	9,468,833
Deutz AG (b)	12,501	64,901
DIC Asset AG	5,992	96,269
Draegerwerk AG & Co. KGaA	314	17,011
Draegerwerk AG & Co. KGaA Preference Shares	947	52,705
Duerr AG	7,444	220,896
E.ON SE	350,141	4,091,524
Eckert & Ziegler Strahlen- und Medizintechnik AG	2,138	137,113
Einhell Germany AG Preference Shares	242	48,455
Elmos Semiconductor SE	932	54,162
ElringKlinger AG (b)	2,938	27,955
Encavis AG	18,152	380,661
Energiekontor AG	858	83,011
Evonik Industries AG	34,081	950,961
Evotec SE (b)	20,428	618,289
Fielmann AG	3,402	186,334
Flatex DEGIRO AG (b)	9,844	199,285
Fraport AG Frankfurt Airport Services Worldwide (b)	5,337	297,560
Freenet AG	21,418	576,483
Fresenius Medical Care AG & Co. KGaA	32,900	2,217,411
Fresenius SE & Co. KGaA	65,322	2,412,268
FUCHS PETROLUB SE Preference Shares	10,028	365,935
GEA Group AG	25,646	1,057,243
Gerresheimer AG	4,531	332,891
GFT Technologies SE	2,000	91,719
Grand City Properties SA	18,482	371,344
GRENKE AG	4,025	112,468
Hamborner REIT AG	13,775	146,329
Hamburger Hafen und Logistik AG	4,381	78,380
Hannover Rueck SE	9,118	1,557,912
HeidelbergCement AG	23,740	1,353,230
Heidelberger Druckmaschinen AG (b)	30,000	78,850
HelloFresh SE (b)	26,715	1,206,006
Henkel AG & Co. KGaA Preference Shares	27,141	1,827,104
Henkel AG & Co. KGaA	15,689	1,041,537
Hensoldt AG	7,515	220,068
HOCHTIEF AG	3,685	249,667
Home24 SE (b)	2,725	20,555
Hornbach Holding AG & Co. KGaA	1,214	153,916
HUGO BOSS AG	8,634	500,995
Security Description	Shares	Value
Hypoport SE (b)	665	$252,480
Indus Holding AG	4,262	127,146
Infineon Technologies AG	202,913	6,904,264
Instone Real Estate Group SE (d)	7,035	132,477
Jenoptik AG	7,113	215,246
JOST Werke AG (d)	3,047	123,431
Jungheinrich AG Preference Shares	10,101	294,193
K+S AG (b)	31,291	946,884
KION Group AG	12,245	811,702
Kloeckner & Co. SE (b)	12,637	171,055
Knorr-Bremse AG	12,215	941,782
Koenig & Bauer AG (b)	1,881	43,739
Krones AG	2,176	181,785
KWS SAA t SE & Co. KGaA	1,667	121,496
LANXESS AG	13,168	581,395
LEG Immobilien SE	11,600	1,328,627
LPKF Laser & Electronics AG	2,502	36,339
MBB SE	230	32,197
Medios AG (b)	1,048	34,719
Mercedes-Benz Group AG	133,480	9,423,098
Merck KGaA	20,166	4,235,722
METRO AG (b)	18,554	165,402
MLP SE	12,808	103,318
Montana Aerospace AG (b)(d)	3,894	68,780
MorphoSys AG (b)	4,985	135,871
MTU Aero Engines AG	8,598	2,000,050
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	21,830	5,869,791
Nagarro SE (b)	1,607	255,201
Nemetschek SE	9,898	956,042
New Work SE	256	52,809
Nordex SE (b)	15,250	265,616
Norma Group SE	5,838	168,603
Northern Data AG (b)	970	62,004
OHB SE	540	22,114
PATRIZIA AG	12,942	245,663
Pfeiffer Vacuum Technology AG	515	98,932
PNE AG	3,945	45,907
Porsche Automobil Holding SE Preference Shares	23,881	2,310,498
ProSiebenSat.1 Media SE	29,028	371,889
Puma SE	16,882	1,443,984
PVA TePla AG (b)	2,642	77,264
Rational AG	911	631,056
Rheinmetall AG	7,776	1,653,111
RWE AG	100,594	4,405,456
SAF-Holland SE (b)	7,955	67,317
Salzgitter AG (b)	5,203	242,488
SAP SE	162,857	18,153,563
Sartorius AG Preference Shares	4,275	1,897,660

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Schaeffler AG Preference Shares	16,805	$104,287
Scout24 SE (d)	13,512	774,804
Secunet Security Networks AG	245	113,931
SGL Carbon SE (b)	6,303	39,378
Siemens AG	119,308	16,615,834
Siemens Energy AG (b)	62,330	1,426,258
Siemens Healthineers AG (d)	43,980	2,741,242
Siltronic AG	2,468	255,057
Sirius Real Estate, Ltd.	193,470	319,434
Sixt SE (b)	2,056	278,637
Sixt SE Preference Shares	2,921	219,478
SMA Solar Technology AG	2,210	92,254
Software AG	10,373	360,697
Softwareone Holding AG (b)	16,060	227,340
Stabilus SA	3,524	175,905
Steico SE	1,042	106,352
STO SE & Co. KGaA Preference Shares	608	139,817
STRATEC SE	1,583	177,425
Stroeer SE & Co. KGaA	4,200	291,515
Suedzucker AG	10,311	133,457
Symrise AG	20,861	2,515,552
Synlab AG (b)	10,055	178,277
TAG Immobilien AG	26,077	593,900
Takkt AG	5,349	97,392
TeamViewer AG (b)(d)	23,210	344,733
Telefonica Deutschland Holding AG	150,217	410,923
Thyssenkrupp AG (b)	72,531	623,540
TUI AG (b)	171,190	542,428
Uniper SE	26,583	690,724
United Internet AG	15,885	548,298
Varta AG (c)	2,625	259,822
VERBIO Vereinigte BioEnergie AG	7,261	561,752
Vitesco Technologies Group AG Class A (b)	2,749	109,684
Volkswagen AG	4,929	1,224,603
Volkswagen AG Preference Shares	28,908	4,996,621
Vonovia SE	114,886	5,385,863
Vossloh AG	1,786	74,712
Wacker Chemie AG	2,725	466,475
Wacker Neuson SE	5,915	132,636
Westwing Group SE (b)	1,239	15,357
Wuestenrot & Wuerttembergische AG	2,120	42,898
Zalando SE (b)(d)	34,814	1,772,977
Zeal Network SE	1,460	58,562
		228,805,510
GHANA — 0.0% (a)
Tullow Oil PLC (b)	180,053	126,175
GREECE — 0.1%
Aegean Airlines SA (b)	8,153	49,985
Security Description	Shares	Value
Alpha Services & Holdings SA (b)	322,157	$397,784
Athens Water Supply & Sewage Co. SA	4,435	33,763
Eurobank Ergasias Services & Holdings SA Class A (b)	375,312	441,619
FF Group (b)(f)	122	—
GEK Terna Holding Real Estate Construction SA (b)	9,885	103,234
Hellenic Petroleum Holdings SA	7,184	58,715
Hellenic Telecommunications Organization SA	33,011	600,362
Holding Co. ADMIE IPTO SA	31,100	77,309
JUMBO SA	15,734	235,781
LAMDA Development SA (b)	12,062	83,539
Motor Oil Hellas Corinth Refineries SA	8,808	137,566
Mytilineos SA	14,458	238,106
National Bank of Greece SA (b)	79,333	293,901
OPAP SA	29,925	438,117
Piraeus Financial Holdings SA (b)	81,346	127,293
Public Power Corp. SA (b)	28,800	242,516
Sarantis SA	3,274	26,081
Terna Energy SA	8,992	165,701
		3,751,372
GUERNSEY — 0.0% (a)
BMO Commercial Property Trust REIT	140,782	213,419
HONG KONG — 1.5%
AIA Group, Ltd.	1,893,600	19,777,536
Alibaba Pictures Group, Ltd. (b)(c)	1,680,000	138,292
Apollo Future Mobility Group, Ltd. (b)	1,040,000	48,798
ASM Pacific Technology, Ltd.	48,200	485,368
Bank of East Asia, Ltd.	217,340	339,684
Beijing Energy International Holding Co., Ltd. (b)	158,000	5,015
BOCOM International Holdings Co., Ltd.	151,000	21,929
Cafe de Coral Holdings, Ltd.	40,000	66,682
Champion REIT	300,000	136,374
China High Speed Transmission Equipment Group Co., Ltd. (b)	107,000	64,560
China Huishan Dairy Holdings Co., Ltd. (f)	66,000	—
China Youzan, Ltd. (b)	1,724,000	35,001
Chinese Estates Holdings, Ltd.	55,000	15,760
Chow Sang Sang Holdings International, Ltd.	60,000	69,246
Citychamp Watch & Jewellery Group, Ltd. (b)	286,000	36,885

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
CK Asset Holdings, Ltd.	321,681	$2,199,360
CK Infrastructure Holdings, Ltd.	107,000	715,451
CK Life Sciences Int'l Holdings, Inc.	310,000	24,430
CLP Holdings, Ltd.	261,000	2,540,117
CMBC Capital Holdings, Ltd. (c)	47,999	10,437
C-Mer Eye Care Holdings, Ltd.	40,000	23,331
Comba Telecom Systems Holdings, Ltd. (b)(c)	280,000	47,948
Concord New Energy Group, Ltd.	620,000	57,375
Cowell e Holdings, Inc. (b)(c)	46,000	44,736
Crystal International Group, Ltd. (d)	65,500	26,095
Dah Sing Banking Group, Ltd.	110,000	97,174
Dah Sing Financial Holdings, Ltd.	23,200	74,986
Digital China Holdings, Ltd.	68,000	32,989
EC Healthcare	54,000	56,952
Far East Consortium International, Ltd.	111,154	37,633
Fortune Real Estate Investment Trust	216,000	194,139
Glory Sun Financial Group, Ltd. (b)(c)	4,116,000	65,697
Grand Pharmaceutical Group, Ltd. Class A	130,000	91,708
Guotai Junan International Holdings, Ltd.	757,000	84,447
Haitong International Securities Group, Ltd. (c)	379,000	67,877
Hang Lung Group, Ltd.	131,000	277,047
Hang Lung Properties, Ltd.	302,000	608,851
Hang Seng Bank, Ltd.	122,200	2,350,811
Henderson Land Development Co., Ltd.	229,466	952,750
Hi Sun Technology China, Ltd. (b)(c)	207,000	26,006
HK Electric Investments & HK Electric Investments, Ltd. Stapled Security	383,164	374,289
HKBN, Ltd.	114,000	130,616
HKT Trust & HKT, Ltd. Stapled Security	593,000	813,293
Hong Kong & China Gas Co., Ltd.	1,777,101	2,147,116
Hong Kong Exchanges & Clearing, Ltd.	188,561	8,840,623
Hong Kong Technology Venture Co., Ltd. (c)	127,000	112,136
Hongkong & Shanghai Hotels Ltd (b)	102,473	108,903
Hongkong Land Holdings, Ltd.	172,500	842,818
Security Description	Shares	Value
Huabao International Holdings, Ltd. (c)	113,000	$62,360
Hutchison Port Holdings Trust Stapled Security	883,800	215,439
Hutchison Telecommunications Hong Kong Holdings, Ltd.	346,000	55,668
Hysan Development Co., Ltd.	107,000	312,881
IVD Medical Holding, Ltd.	218,000	77,943
Jardine Matheson Holdings, Ltd.	33,800	1,859,000
Johnson Electric Holdings, Ltd.	52,500	72,273
K Wah International Holdings, Ltd.	225,000	84,770
Kerry Properties, Ltd.	103,000	290,231
Kingboard Laminates Holdings, Ltd.	114,000	185,823
Lifestyle International Holdings, Ltd. (b)	41,000	19,637
Link REIT	331,990	2,827,988
LK Technology Holdings, Ltd. (c)	75,000	111,915
Luk Fook Holdings International, Ltd.	51,000	123,704
Man Wah Holdings, Ltd.	257,600	278,721
Melco International Development, Ltd. (b)	139,000	126,791
Melco Resorts & Entertainment, Ltd. ADR (b)	40,530	309,649
MTR Corp., Ltd.	234,881	1,265,204
New World Development Co., Ltd.	228,581	927,612
Nine Dragons Paper Holdings, Ltd.	242,000	210,191
Nissin Foods Co., Ltd. (c)	76,000	53,171
NWS Holdings, Ltd.	225,968	206,860
Pacific Basin Shipping, Ltd.	790,000	423,089
Pacific Textiles Holdings, Ltd.	229,000	106,146
PAX Global Technology, Ltd.	81,000	66,213
PCCW, Ltd.	714,471	401,642
Perfect Medical Health Management, Ltd.	80,000	49,137
Pou Sheng International Holdings, Ltd. (b)	219,000	24,927
Power Assets Holdings, Ltd.	227,000	1,479,729
Prosperity REIT	191,000	69,509
Realord Group Holdings, Ltd. (b)(c)	46,000	59,443
Sa Sa International Holdings, Ltd. (b)(c)	124,000	21,810
Shun Tak Holdings, Ltd. (b)	122,000	26,667
Sino Biopharmaceutical, Ltd.	1,665,000	1,034,093
Sino Land Co., Ltd.	503,184	648,968
Skyworth Group, Ltd. (b)	160,000	81,432

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
SmarTone Telecommunications Holdings, Ltd.	38,500	$20,485
SSY Group, Ltd. (c)	204,000	91,515
Stella International Holdings, Ltd.	45,500	44,214
Sun Hung Kai & Co., Ltd.	57,000	28,955
Sun Hung Kai Properties, Ltd.	208,000	2,475,275
SUNeVision Holdings, Ltd.	101,000	85,956
Sunlight Real Estate Investment Trust	122,000	59,969
Swire Pacific, Ltd. Class A	72,000	437,947
Swire Properties, Ltd.	188,200	465,193
Techtronic Industries Co., Ltd.	215,500	3,453,463
Texhong Textile Group, Ltd.	30,500	37,654
Truly International Holdings, Ltd.	248,000	69,610
United Laboratories International Holdings, Ltd.	166,000	86,838
Value Partners Group, Ltd. (c)	187,000	79,823
Vinda International Holdings, Ltd. (c)	47,000	106,346
Vitasoy International Holdings, Ltd. (c)	136,000	257,960
Viva China Holdings, Ltd.	528,000	65,240
VTech Holdings, Ltd.	23,700	172,082
WH Group, Ltd. (d)	1,240,702	779,294
Wharf Real Estate Investment Co., Ltd.	276,000	1,364,395
Xinyi Glass Holdings, Ltd.	275,000	659,518
Yue Yuen Industrial Holdings, Ltd. (b)	148,000	238,874
Yuexiu Real Estate Investment Trust	420,000	180,418
Zhuguang Holdings Group Co., Ltd.	174,000	29,106
		70,780,037
HUNGARY — 0.1%
Magyar Telekom Telecommunications PLC	65,543	80,104
MOL Hungarian Oil & Gas PLC	59,117	522,622
OTP Bank Nyrt (b)	32,320	1,179,722
Richter Gedeon Nyrt	20,169	428,973
		2,211,421
INDIA — 3.7%
3M India, Ltd. (b)	304	78,779
Aarti Drugs, Ltd.	792	4,471
Aarti Industries, Ltd.	30,791	386,483
Aavas Financiers, Ltd. (b)	7,143	240,639
ACC, Ltd.	11,017	310,866
Adani Enterprises, Ltd.	41,112	1,086,076
Adani Green Energy, Ltd. (b)	60,946	1,530,647
Security Description	Shares	Value
Adani Ports & Special Economic Zone, Ltd.	76,986	$781,380
Adani Power, Ltd. (b)	82,554	199,033
Adani Total Gas, Ltd.	39,744	1,127,570
Adani Transmission, Ltd. (b)	39,744	1,233,921
Aditya Birla Capital, Ltd. (b)	106,473	150,124
Aditya Birla Fashion & Retail, Ltd. (b)	76,383	302,531
Aegis Logistics, Ltd.	15,946	42,987
Affle India, Ltd. (b)	5,330	87,672
AIA Engineering, Ltd.	5,614	119,904
Ajanta Pharma, Ltd.	5,671	135,195
Alembic Pharmaceuticals, Ltd.	7,522	73,314
Alkyl Amines Chemicals	1,560	58,454
Allcargo Logistics, Ltd.	10,620	50,104
Alok Industries, Ltd. (b)	102,260	33,883
Amara Raja Batteries, Ltd.	11,750	82,737
Amber Enterprises India, Ltd. (b)	3,821	176,655
Ambuja Cements, Ltd.	97,798	384,197
APL Apollo Tubes, Ltd. (b)	21,488	257,935
Apollo Hospitals Enterprise, Ltd.	14,502	860,656
Apollo Tyres, Ltd.	31,067	77,754
Asahi India Glass, Ltd.	8,757	49,497
Ashok Leyland, Ltd.	189,516	291,117
Asian Paints, Ltd.	58,924	2,384,311
Astral, Ltd.	13,028	345,475
AstraZeneca Pharma India, Ltd.	1,288	43,376
Atul, Ltd.	2,138	289,099
AU Small Finance Bank, Ltd. (b)(d)	13,987	228,364
Aurobindo Pharma, Ltd.	46,396	407,512
Avanti Feeds, Ltd.	6,665	36,031
Avenue Supermarts, Ltd. (b)(d)	24,425	1,284,489
Axis Bank, Ltd. (b)	346,592	3,450,629
Bajaj Auto, Ltd.	9,942	477,461
Bajaj Electricals, Ltd. (b)	14,427	203,769
Bajaj Finance, Ltd.	42,263	4,013,645
Bajaj Finserv, Ltd.	5,486	1,224,255
Balaji Amines, Ltd.	1,401	53,371
Balkrishna Industries, Ltd.	12,535	351,521
Balrampur Chini Mills, Ltd.	31,845	204,664
Bandhan Bank, Ltd. (d)	95,573	384,971
BASF India, Ltd.	5,048	205,082
Bata India, Ltd.	10,694	275,596
Bayer CropScience, Ltd.	1,511	98,891
BEML, Ltd.	2,700	64,460
Berger Paints India, Ltd.	33,671	310,274
Bharat Electronics, Ltd.	176,105	487,141
Bharat Forge, Ltd.	37,864	347,792
Bharat Heavy Electricals, Ltd. (b)	104,240	67,438
Bharat Petroleum Corp., Ltd.	128,161	605,155

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Bharti Airtel, Ltd. (b)	377,541	$3,743,111
Biocon, Ltd. (b)	50,440	222,588
Birla Corp., Ltd.	3,296	51,157
Birlasoft, Ltd.	16,592	98,651
Blue Dart Express, Ltd.	2,241	202,243
Blue Star, Ltd.	6,804	94,080
Borosil Renewables, Ltd. (b)	17,601	133,199
Brigade Enterprises, Ltd.	14,178	96,007
Brightcom Group, Ltd.	49,974	64,772
Brightcom Group, Ltd.	33,316	43,352
Britannia Industries, Ltd.	15,107	636,973
Brookfield India Real Estate Trust REIT (d)	15,270	63,027
BSE, Ltd.	9,567	118,511
Can Fin Homes, Ltd.	8,634	71,399
Canara Bank (b)	39,938	119,219
Carborundum Universal, Ltd.	16,876	176,745
Castrol India, Ltd.	94,135	124,999
CCL Products India, Ltd.	10,542	55,775
Ceat, Ltd.	2,422	29,703
Central Depository Services India, Ltd.	6,262	121,363
Century Plyboards India, Ltd.	8,003	75,177
Century Textiles & Industries, Ltd.	6,458	72,326
CESC, Ltd.	147,320	146,795
CG Power & Industrial Solutions, Ltd. (b)	65,451	162,537
Chambal Fertilizers and Chemicals, Ltd.	19,934	110,339
Cholamandalam Financial Holdings, Ltd.	22,915	187,055
Cholamandalam Investment & Finance Co., Ltd.	59,111	556,667
Cipla, Ltd.	68,615	918,689
City Union Bank, Ltd.	78,446	132,910
Clean Science & Technology, Ltd. (b)	2,912	75,879
Coal India, Ltd.	228,420	549,536
Coforge, Ltd.	4,514	264,106
Colgate-Palmolive India, Ltd.	16,901	343,183
Computer Age Management Services, Ltd.	2,662	80,788
Container Corp. Of India, Ltd.	42,000	370,315
Coromandel International, Ltd.	13,016	136,860
CreditAccess Grameen, Ltd. (b)	5,585	62,293
CRISIL, Ltd.	2,098	90,874
Crompton Greaves Consumer Electricals, Ltd.	83,106	408,764
Cummins India, Ltd.	17,973	264,419
Cyient, Ltd.	18,747	228,124
Dabur India, Ltd.	101,593	716,431
Dalmia Bharat, Ltd.	10,785	211,632
Deepak Nitrite, Ltd.	9,858	289,646
Devyani International, Ltd. (b)	34,765	79,584
Security Description	Shares	Value
Dhani Services, Ltd. (b)	21,764	$17,741
Divi's Laboratories, Ltd.	19,125	1,106,207
Dixon Technologies India, Ltd.	4,648	262,623
DLF, Ltd.	88,211	439,560
Dr Lal PathLabs, Ltd. (d)	4,040	138,356
Dr Reddy's Laboratories, Ltd.	16,548	936,348
eClerx Services, Ltd.	2,262	70,536
Edelweiss Financial Services, Ltd.	58,647	45,116
Eicher Motors, Ltd.	19,983	644,414
EID Parry India, Ltd.	2,695	16,032
Emami, Ltd.	26,541	155,963
Embassy Office Parks REIT	58,471	286,131
Endurance Technologies, Ltd. (d)	7,581	108,954
EPL ,Ltd.	15,437	39,359
Escorts, Ltd.	9,714	216,324
Exide Industries, Ltd.	63,026	124,889
FDC, Ltd. (b)	15,213	51,306
Federal Bank, Ltd.	213,984	272,694
Fine Organic Industries, Ltd.	1,104	58,143
Finolex Cables, Ltd.	8,417	41,768
Finolex Industries, Ltd.	49,960	101,267
Firstsource Solutions, Ltd.	34,036	55,725
Fortis Healthcare, Ltd. (b)	65,478	249,484
GAIL India, Ltd.	202,523	414,169
GAIL India, Ltd. GDR	1,422	19,197
Galaxy Surfactants, Ltd.	4,286	161,478
Garware Technical Fibres, Ltd.	1,337	49,652
Gillette India, Ltd.	1,677	107,192
GlaxoSmithKline Pharmaceuticals, Ltd.	4,500	98,778
Glenmark Pharmaceuticals, Ltd.	20,328	118,172
GMM Pfaudler, Ltd.	804	48,024
GMR Infrastructure, Ltd. (b)	229,459	111,057
GMR Power & Urban Infra, Ltd. (b)	22,945	10,174
Godrej Consumer Products, Ltd. (b)	54,164	531,803
Godrej Industries, Ltd. (b)	10,074	61,494
Godrej Properties, Ltd. (b)	17,243	377,727
Granules India, Ltd.	19,628	78,985
Graphite India, Ltd.	7,019	46,290
Grasim Industries, Ltd.	38,052	831,346
Great Eastern Shipping Co., Ltd.	12,319	56,069
Grindwell Norton, Ltd.	5,900	139,589
Gujarat Fluorochemicals, Ltd.	3,012	108,522
Gujarat Gas, Ltd.	23,682	156,589
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	11,197	123,976
Gujarat Pipavav Port, Ltd.	38,312	38,513
Gujarat State Petronet, Ltd.	30,640	104,207

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Happiest Minds Technologies, Ltd.	7,184	$99,266
Havells India, Ltd.	33,992	514,572
HCL Technologies, Ltd.	166,642	2,546,762
HDFC Asset Management Co., Ltd. (d)	8,332	234,478
HDFC Life Insurance Co., Ltd. (d)	131,178	928,097
HeidelbergCement India, Ltd.	37,912	94,547
Hero MotoCorp, Ltd.	18,857	567,158
HFCL, Ltd.	79,838	82,113
Hindalco Industries, Ltd.	245,186	1,829,239
Hindustan Petroleum Corp., Ltd.	91,978	325,637
Hindustan Unilever, Ltd.	128,181	3,448,613
Housing Development Finance Corp., Ltd.	268,025	8,380,625
ICICI Bank, Ltd. ADR	61,022	1,155,757
ICICI Bank, Ltd.	678,487	6,471,391
ICICI Lombard General Insurance Co., Ltd. (d)	32,427	565,658
ICICI Prudential Life Insurance Co., Ltd. (d)	51,754	340,197
ICICI Securities, Ltd. (d)	9,852	80,465
IDFC First Bank, Ltd. (b)	439,553	228,676
IDFC, Ltd. (b)	302,285	244,481
IIFL Finance, Ltd.	39,096	146,251
IIFL Wealth Management, Ltd.	4,034	88,508
India Cements, Ltd.	20,093	55,158
Indiabulls Housing Finance, Ltd.	26,026	53,761
Indiabulls Real Estate, Ltd. (b)	26,024	34,513
IndiaMart InterMesh, Ltd. (d)	1,265	71,643
Indian Energy Exchange, Ltd. (d)	52,728	155,136
Indian Hotels Co., Ltd.	91,526	285,579
Indian Oil Corp., Ltd.	245,729	383,459
Indian Railway Catering & Tourism Corp., Ltd.	34,240	346,835
Indraprastha Gas, Ltd.	45,210	221,832
Indus Towers, Ltd. (b)	97,059	282,937
Info Edge India, Ltd.	11,114	657,544
Infosys, Ltd. ADR	70,069	1,744,017
Infosys, Ltd.	454,344	11,377,971
Inox Leisure, Ltd. (b)	20,361	141,313
Intellect Design Arena, Ltd. (b)	9,675	120,015
InterGlobe Aviation, Ltd. (b)(d)	13,783	364,184
Ipca Laboratories, Ltd.	16,742	234,841
IRB Infrastructure Developers, Ltd. (b)	17,724	58,393
ITC, Ltd.	460,965	1,516,872
JB Chemicals & Pharmaceuticals, Ltd.	4,324	89,636
Security Description	Shares	Value
Jindal Stainless Hisar, Ltd. (b)	13,598	$69,500
Jindal Stainless, Ltd. (b)	25,431	67,631
Jindal Steel & Power, Ltd.	58,977	410,994
JK Cement, Ltd.	4,955	158,339
JK Lakshmi Cement, Ltd.	7,195	44,950
JM Financial, Ltd.	51,311	45,472
JSW Steel, Ltd.	121,795	1,169,996
Jubilant Foodworks, Ltd.	10,967	378,978
Jubilant Ingrevia, Ltd.	9,180	53,977
Jubilant Pharmova, Ltd.	6,773	34,590
Just Dial, Ltd. (b)	718	6,704
Kajaria Ceramics, Ltd.	12,979	173,930
Kansai Nerolac Paints, Ltd.	18,000	110,818
Karur Vysya Bank, Ltd.	19,609	11,877
Kaveri Seed Co., Ltd.	10,556	75,803
KEC International, Ltd.	26,603	132,611
KEI Industries, Ltd.	9,323	153,986
KNR Constructions, Ltd.	18,235	68,050
Kotak Mahindra Bank, Ltd.	83,754	1,923,547
KPIT Technologies, Ltd.	20,116	158,246
KPR Mill, Ltd.	11,790	96,457
L&T Finance Holdings, Ltd. (b)	80,402	84,863
L&T Technology Services, Ltd. (d)	6,585	440,354
Lakshmi Machine Works, Ltd.	1,452	182,827
Larsen & Toubro Infotech, Ltd. (d)	7,572	610,530
Larsen & Toubro, Ltd. GDR	2,055	47,562
Larsen & Toubro, Ltd.	103,634	2,403,348
Laurus Labs, Ltd. (d)	46,391	359,349
LIC Housing Finance, Ltd.	36,258	170,463
Linde India, Ltd.	2,553	126,874
Lupin, Ltd.	29,213	287,101
LUX Industries, Ltd.	1,083	31,150
Mahanagar Gas, Ltd.	7,097	72,699
Mahindra & Mahindra Financial Services, Ltd.	73,974	154,221
Mahindra & Mahindra, Ltd. GDR	3,302	36,446
Mahindra & Mahindra, Ltd.	131,145	1,386,919
Mahindra CIE Automotive, Ltd. (b)	16,385	36,844
Manappuram Finance, Ltd.	62,089	92,388
Marico, Ltd.	74,623	494,700
Maruti Suzuki India, Ltd.	20,645	2,048,748
Mastek, Ltd.	1,831	79,808
Max Financial Services, Ltd. (b)	29,653	293,994
Max Healthcare Institute, Ltd. (b)	35,140	160,501
Metropolis Healthcare, Ltd. (d)	2,766	73,891
Minda Industries, Ltd.	8,141	99,467
Mindspace Business Parks REIT (d)	37,000	169,211

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Mindtree, Ltd.	9,323	$524,547
Motherson Sumi Systems, Ltd.	173,998	318,577
Motherson Sumi Wiring India, Ltd. (b)	173,998	147,993
Motilal Oswal Financial Services, Ltd.	5,294	60,389
Mphasis, Ltd.	12,445	550,602
MRF, Ltd.	274	234,243
Multi Commodity Exchange of India, Ltd.	5,986	111,227
Muthoot Finance, Ltd.	16,519	288,837
Narayana Hrudayalaya, Ltd. (b)	8,685	85,182
Natco Pharma, Ltd.	13,136	131,083
National Aluminium Co., Ltd.	208,978	332,882
Navin Fluorine International, Ltd.	4,638	248,726
NBCC India, Ltd.	75,439	35,864
NCC, Ltd.	48,477	37,179
NESCO, Ltd.	5,149	37,338
Nestle India, Ltd.	5,260	1,202,446
NIIT, Ltd.	10,587	86,393
Nippon Life India Asset Management, Ltd. (d)	14,668	67,023
NTPC, Ltd.	700,828	1,242,910
Nuvoco Vistas Corp., Ltd. (b)	27,030	139,926
Oberoi Realty, Ltd. (b)	18,337	226,037
Oil & Natural Gas Corp., Ltd.	362,532	779,607
Oil India, Ltd.	33,154	103,716
Oracle Financial Services Software, Ltd.	2,609	122,916
Orient Electric, Ltd.	13,712	57,922
Page Industries, Ltd.	766	434,863
Persistent Systems, Ltd.	8,644	540,626
Petronet LNG, Ltd.	108,066	275,343
Phoenix Mills, Ltd.	13,628	196,971
PI Industries, Ltd.	11,488	425,433
Pidilite Industries, Ltd.	22,036	711,739
Piramal Enterprises, Ltd.	19,534	560,099
PNB Housing Finance, Ltd. (b)(d)	4,383	21,684
Polycab India, Ltd.	5,376	166,815
Poonawalla Fincorp, Ltd. (b)	22,032	78,251
Power Grid Corp. of India, Ltd.	489,268	1,394,871
Praj Industries, Ltd.	15,877	82,849
Prestige Estates Projects, Ltd.	13,088	84,688
Procter & Gamble Health, Ltd.	760	40,090
PVR, Ltd. (b)	4,230	106,477
Quess Corp., Ltd. (d)	7,670	66,515
Radico Khaitan, Ltd.	7,995	92,951
Rain Industries, Ltd.	24,232	61,347
Rajesh Exports, Ltd.	10,314	93,865
Rallis India, Ltd.	37,687	117,980
Security Description	Shares	Value
Ramco Cements, Ltd.	18,699	$188,577
Ratnamani Metals & Tubes, Ltd.	1,958	67,011
RBL Bank, Ltd. (b)(d)	36,130	61,625
REC, Ltd.	149,512	241,861
Redington India, Ltd.	90,456	171,855
Relaxo Footwears, Ltd.	11,196	156,899
Reliance Industries, Ltd. GDR (d)	10,202	699,897
Reliance Industries, Ltd.	418,527	14,475,830
Reliance Industries, Ltd. GDR (d)	3,000	207,000
Reliance Power, Ltd. (b)	342,941	60,622
Route Mobile, Ltd.	2,470	49,940
Sanofi India, Ltd.	1,186	117,152
Saregama India, Ltd.	972	61,865
SBI Cards & Payment Services, Ltd.	31,331	350,070
SBI Life Insurance Co., Ltd. (d)	71,033	1,046,533
Schaeffler India, Ltd.	4,680	119,383
Sheela Foam, Ltd. (b)	2,006	91,633
Shree Cement, Ltd.	1,635	515,743
Shriram City Union Finance, Ltd.	2,825	60,381
Shriram Transport Finance Co., Ltd.	27,135	402,937
Siemens, Ltd.	10,262	319,029
SKF India, Ltd.	2,698	125,371
Sobha, Ltd.	12,486	115,599
Solar Industries India, Ltd.	3,000	110,067
Sonata Software, Ltd.	7,624	73,958
Spandana Sphoorty Financial, Ltd. (b)	5,000	21,670
SpiceJet, Ltd. (b)	6,570	4,690
SRF, Ltd.	21,341	748,751
State Bank of India	259,008	1,673,410
State Bank of India GDR	1,020	65,586
Sterlite Technologies, Ltd.	18,980	55,961
Strides Pharma Science, Ltd.	5,713	26,018
Sumitomo Chemical India, Ltd.	12,208	71,977
Sun Pharma Advanced Research Co., Ltd. (b)	8,505	33,137
Sun Pharmaceutical Industries, Ltd.	130,891	1,575,421
Sun TV Network, Ltd.	9,639	62,079
Sundaram Finance, Ltd.	8,732	222,723
Sundram Fasteners, Ltd.	23,040	272,300
Sunteck Realty, Ltd.	14,806	84,742
Suprajit Engineering, Ltd.	9,970	44,768
Supreme Industries, Ltd.	9,151	246,080
Suven Pharmaceuticals, Ltd.	10,286	83,614
Suzlon Energy, Ltd. (b)	1,382,752	165,412
Symphony, Ltd.	3,877	55,761
Syngene International, Ltd. (b)(d)	15,667	123,047

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Tanla Platforms, Ltd.	9,605	$191,531
Tata Chemicals, Ltd.	23,860	304,999
Tata Communications, Ltd.	21,223	342,311
Tata Consultancy Services, Ltd.	144,143	7,083,963
Tata Consumer Products, Ltd.	86,217	880,895
Tata Elxsi, Ltd.	4,713	546,358
Tata Motors, Ltd. ADR (b)(c)	7,545	210,883
Tata Motors, Ltd. (b)	219,912	1,242,909
Tata Power Co., Ltd.	197,864	618,434
Tata Steel, Ltd.	111,274	1,903,617
Tata Steel, Ltd. GDR	1,300	21,740
Tata Teleservices Maharashtra, Ltd. (b)	66,994	148,681
TCI Express, Ltd.	1,941	43,501
TeamLease Services, Ltd. (b)	1,645	93,814
Tech Mahindra, Ltd.	95,115	1,871,386
Thermax, Ltd.	9,721	247,411
Timken India, Ltd.	6,375	179,606
Titan Co., Ltd.	55,352	1,843,960
Torrent Pharmaceuticals, Ltd.	6,693	245,673
Torrent Power, Ltd.	20,143	130,198
Trent, Ltd.	26,123	437,205
Trident, Ltd.	139,708	97,618
TTK Prestige, Ltd.	4,980	54,024
Tube Investments of India, Ltd.	12,637	269,683
TV18 Broadcast, Ltd. (b)	322,994	313,980
TVS Motor Co., Ltd.	27,382	224,469
UltraTech Cement, Ltd.	14,557	1,261,645
United Spirits, Ltd. (b)	49,804	580,652
UPL, Ltd.	71,558	723,180
UTI Asset Management Co., Ltd.	5,427	70,848
Vaibhav Global, Ltd.	5,835	28,635
Vardhman Textiles, Ltd.	15,810	90,514
Varun Beverages, Ltd.	24,745	306,584
Vedanta, Ltd.	170,770	901,834
V-Guard Industries, Ltd.	20,544	58,254
Vinati Organics, Ltd.	4,690	120,465
VIP Industries, Ltd.	8,149	79,756
V-Mart Retail, Ltd. (b)	2,562	133,674
Vodafone Idea, Ltd. (b)	1,242,122	156,554
Voltas, Ltd.	33,050	539,965
Welspun India, Ltd.	35,592	42,460
Westlife Development, Ltd. (b)	7,859	49,399
Whirlpool of India, Ltd.	4,000	82,658
Wipro, Ltd. ADR	19,054	146,906
Wipro, Ltd.	193,852	1,506,740
Wockhardt, Ltd. (b)	6,886	23,821
Yes Bank, Ltd. (b)	2,045,987	330,424
Zee Entertainment Enterprises, Ltd.	115,040	434,139
Zensar Technologies, Ltd.	13,013	62,367
Security Description	Shares	Value
Zomato, Ltd. (b)	240,000	$258,357
		177,745,630
INDONESIA — 0.5%
Ace Hardware Indonesia Tbk PT	1,445,300	103,146
Adaro Energy Indonesia Tbk PT	1,979,100	370,672
AKR Corporindo Tbk PT	3,026,000	191,284
Aneka Tambang Tbk	2,322,500	393,324
Astra Agro Lestari Tbk PT	154,200	134,464
Astra International Tbk PT	2,806,600	1,284,832
Bank Aladin Syariah Tbk PT (b)	1,000,000	151,088
Bank BTPN Syariah Tbk PT	170,800	39,114
Bank Central Asia Tbk PT	8,278,500	4,596,765
Bank Mandiri Persero Tbk PT	2,693,400	1,477,229
Bank Negara Indonesia Persero Tbk PT	1,007,600	575,685
Bank Rakyat Indonesia Persero Tbk PT	9,851,817	3,181,986
Bank Tabungan Negara Persero Tbk PT	370,200	44,065
Barito Pacific Tbk PT	3,888,500	244,454
Berkah Beton Sadaya Tbk PT (b)	657,400	192,242
BFI Finance Indonesia Tbk PT	2,268,000	202,126
Bukit Asam Tbk PT	469,600	107,304
Bumi Serpong Damai Tbk PT (b)	1,332,000	94,235
Charoen Pokphand Indonesia Tbk PT	1,064,700	418,838
Ciputra Development Tbk PT	929,100	67,277
Digital Mediatama Maxima Tbk PT (b)	388,500	45,849
First Pacific Co., Ltd.	386,000	155,996
First Resources, Ltd.	108,800	164,261
Golden Agri-Resources, Ltd.	957,100	214,925
Gudang Garam Tbk PT	69,400	152,552
Indah Kiat Pulp & Paper Tbk PT	403,700	221,668
Indo Tambangraya Megah Tbk PT	115,300	228,928
Indocement Tunggal Prakarsa Tbk PT	240,300	179,649
Indofood CBP Sukses Makmur Tbk PT	263,800	134,792
Indofood Sukses Makmur Tbk PT	633,500	262,178
Indosat Tbk PT	196,000	70,529
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	2,079,505	147,683
Japfa Comfeed Indonesia Tbk PT	1,478,400	169,446
Jasa Marga Persero Tbk PT (b)	150,175	40,210
Kalbe Farma Tbk PT	3,043,600	341,180

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Lippo Karawaci Tbk PT (b)	12,717,700	$115,998
Media Nusantara Citra Tbk PT	419,700	29,030
Merdeka Copper Gold Tbk PT (b)	1,881,200	590,984
Metro Healthcare Indonesia Tbk PT (b)	1,679,200	61,965
Mitra Adiperkasa Tbk PT (b)	2,793,900	170,787
Nickel Mines, Ltd. (c)	234,700	223,108
Pabrik Kertas Tjiwi Kimia Tbk PT	133,200	65,095
Pacific Strategic Financial Tbk PT (b)	1,897,100	140,012
Pakuwon Jati Tbk PT (b)	1,357,000	45,668
Perusahaan Gas Negara Tbk PT (b)	2,224,000	216,714
Sarana Menara Nusantara Tbk PT	4,135,200	308,071
Semen Indonesia Persero Tbk PT	425,300	196,274
Smartfren Telecom Tbk PT (b)	6,214,000	33,236
Summarecon Agung Tbk PT (b)	988,789	52,853
Surya Citra Media Tbk PT (b)	2,556,000	51,832
Telkom Indonesia Persero Tbk PT	7,146,700	2,273,732
Tower Bersama Infrastructure Tbk PT	1,144,200	228,147
Transcoal Pacific Tbk PT (b)	285,500	204,745
Unilever Indonesia Tbk PT	1,394,000	354,513
United Tractors Tbk PT	219,300	389,259
Waskita Karya Persero Tbk PT (b)	1,659,900	63,338
Wijaya Karya Persero Tbk PT (b)	1,310,600	90,419
XL Axiata Tbk PT	464,200	85,430
		22,391,186
IRELAND — 0.4%
AerCap Holdings NV (b)	21,723	1,092,232
AIB Group PLC	120,641	267,262
Bank of Ireland Group PLC (b)	143,845	920,019
C&C Group PLC (b)	56,746	146,441
Cairn Homes PLC (b)	98,009	135,440
COSMO Pharmaceuticals NV (b)	2,102	138,866
CRH PLC	115,408	4,629,696
Dalata Hotel Group PLC (b)	26,175	115,330
Flutter Entertainment PLC (b)(c)(e)	13,399	1,553,095
Flutter Entertainment PLC (b)(e)	11,326	1,314,210
Glanbia PLC	30,127	351,527
Glenveagh Properties PLC (b)(c)(d)	87,042	113,558
Greencore Group PLC (b)	60,591	102,514
Security Description	Shares	Value
Hibernia REIT PLC	81,189	$145,981
Irish Residential Properties REIT PLC	52,453	84,858
Kerry Group PLC Class A	23,576	2,652,039
Keywords Studios PLC	11,452	395,051
Kingspan Group PLC (c)	22,819	2,243,388
Origin Enterprises PLC	14,761	65,674
Smurfit Kappa Group PLC	36,456	1,628,647
Uniphar PLC (b)	25,669	107,674
		18,203,502
ISRAEL — 0.6%
Africa Israel Properties, Ltd.	2,220	132,340
Airport City, Ltd. (b)	13,375	304,324
Alony Hetz Properties & Investments, Ltd.	22,632	375,097
Altshuler Shaham Provident Funds & Pension, Ltd.	6,613	30,907
Amot Investments, Ltd.	39,500	295,928
Arad Investment & Industrial Development, Ltd.	1,074	149,026
Ashtrom Group, Ltd.	6,844	202,064
AudioCodes, Ltd.	6,116	153,426
Azorim-Investment Development & Construction Co., Ltd. (b)	27,782	153,213
Azrieli Group, Ltd.	6,328	555,921
Bank Hapoalim BM	165,408	1,637,566
Bank Leumi Le-Israel BM	216,641	2,333,699
Bezeq The Israeli Telecommunication Corp., Ltd. (b)	309,270	529,914
Big Shopping Centers, Ltd.	1,641	253,374
Blue Square Real Estate, Ltd.	992	84,800
Camtek, Ltd. (b)	5,820	179,522
Cellcom Israel, Ltd. (b)	30,780	177,214
Check Point Software Technologies, Ltd. (b)	16,310	2,255,021
Clal Insurance Enterprises Holdings, Ltd. (b)	14,033	329,245
Cognyte Software, Ltd. (b)	11,500	130,065
Compugen, Ltd. (b)(c)	33,800	108,836
Danel Adir Yeoshua, Ltd.	765	140,736
Delek Automotive Systems, Ltd.	5,899	90,796
Delek Group, Ltd. (b)	1,146	165,898
Delta Galil Industries, Ltd.	1,156	78,910
Elbit Systems, Ltd.	3,955	864,925
Elco, Ltd.	2,531	216,023
Electra Consumer Products 1970, Ltd.	1,135	67,138
Electra Real Estate, Ltd.	7,672	145,489
Electra, Ltd.	418	310,988
Energix-Renewable Energies, Ltd.	29,187	111,383
Enlight Renewable Energy, Ltd. (b)	123,244	288,568
Equital, Ltd. (b)	2,112	89,649

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Fattal Holdings 1998, Ltd. (b)	657	$94,088
FIBI Holdings, Ltd.	2,643	127,662
First International Bank Of Israel, Ltd.	8,228	354,283
Formula Systems 1985, Ltd.	1,091	109,239
Fox Wizel, Ltd.	1,116	178,413
Gav-Yam Lands Corp., Ltd.	12,614	148,281
Gazit-Globe, Ltd.	12,106	109,803
Gilat Satellite Networks, Ltd. (b)	8,589	75,560
Harel Insurance Investments & Financial Services, Ltd.	14,865	181,262
Hilan, Ltd.	1,722	106,314
ICL Group, Ltd.	105,314	1,251,869
Isracard, Ltd.	49,413	243,712
Israel Canada T.R, Ltd.	13,300	72,597
Israel Corp., Ltd. (b)	754	436,125
Israel Discount Bank, Ltd. Class A	171,411	1,065,983
Isras Investment Co., Ltd.	573	142,945
Ituran Location & Control, Ltd.	6,200	142,724
Kornit Digital, Ltd. (b)	7,300	603,637
M Yochananof & Sons, Ltd.	756	49,633
Magic Software Enterprises, Ltd.	2,818	49,338
Matrix IT, Ltd.	4,080	106,342
Maytronics, Ltd.	9,751	190,247
Mega Or Holdings, Ltd.	3,524	138,019
Mehadrin, Ltd. (b)	—	14
Melisron, Ltd. (b)	3,929	326,800
Menora Mivtachim Holdings, Ltd.	2,913	71,881
Migdal Insurance & Financial Holding, Ltd.	42,449	75,671
Mivne Real Estate KD, Ltd.	80,506	313,983
Mizrahi Tefahot Bank, Ltd.	20,959	818,454
Nano Dimension, Ltd. ADR (b)	41,300	147,028
Nano-X Imaging, Ltd. (b)(c)	11,300	122,492
Naphtha Israel Petroleum Corp., Ltd. (b)	12,597	101,065
NEOGAMES SA (b)	1,900	29,317
Nice, Ltd. (b)	9,412	2,058,550
Nova Ltd. (b)	4,483	483,041
Oil Refineries, Ltd. (b)	162,289	64,397
One Software Technologies, Ltd.	3,910	67,718
OPC Energy, Ltd. (b)	14,607	166,269
Partner Communications Co., Ltd. (b)	17,416	144,251
Paz Oil Co., Ltd. (b)	1,506	220,911
Perion Network, Ltd. (b)	7,513	170,590
Phoenix Holdings, Ltd.	19,642	257,828
Plus500, Ltd.	17,814	329,451
Prashkovsky Investments and Construction Ltd.	1,044	50,365
Security Description	Shares	Value
Property & Building Corp., Ltd. (b)	682	$91,711
Radware, Ltd. (b)	6,900	220,593
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	1,480	118,012
REIT 1, Ltd.	26,757	180,970
Retailors, Ltd. (b)	1,806	42,227
Sapiens International Corp. NV	3,605	90,979
Shapir Engineering and Industry, Ltd.	29,728	295,121
Shikun & Binui, Ltd. (b)	35,262	211,195
Shufersal, Ltd.	39,563	357,781
Strauss Group, Ltd.	10,127	301,703
Summit Real Estate Holdings, Ltd. (b)	5,965	136,210
Taboola.com, Ltd. (b)	7,700	39,732
Tadiran Group, Ltd.	1,085	176,072
Taptica International, Ltd. (b)	12,248	94,646
Teva Pharmaceutical Industries, Ltd. ADR (b)	148,753	1,396,791
Teva Pharmaceutical Industries, Ltd. (b)	19,463	181,664
Tower Semiconductor, Ltd. (b)	16,255	781,713
Wix.com, Ltd. (b)	8,600	898,356
YH Dimri Construction & Development, Ltd.	968	89,635
ZIM Integrated Shipping Services, Ltd.	6,800	494,428
		31,139,696
ITALY — 1.3%
A2A SpA	231,550	398,887
ACEA SpA	4,921	90,879
AMCO - Asset Management Co. SpA (b)(c)(f)	403	—
Amplifon SpA (c)	19,491	872,462
Anima Holding SpA (d)	38,797	174,095
Arnoldo Mondadori Editore SpA (b)	41,346	91,695
Ascopiave SpA	16,517	62,967
Assicurazioni Generali SpA (c)	172,362	3,965,098
Atlantia SpA (b)	77,560	1,622,000
Autogrill SpA (b)	35,578	241,400
Azimut Holding SpA	15,778	367,907
Banca Generali SpA (c)	8,653	322,014
Banca IFIS SpA	5,425	111,563
Banca Mediolanum SpA	33,032	282,315
Banca Monte dei Paschi di Siena SpA (b)(c)	25,614	26,435
Banca Popolare di Sondrio SPA (c)	68,167	280,003
Banco BPM SpA	196,760	582,941
BFF Bank SpA (d)	25,075	187,210
Biesse SpA (b)	4,132	74,996

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
BPER Banca (c)	145,833	$255,822
Brembo SpA (c)	21,681	242,762
Brunello Cucinelli SpA (b)	5,684	332,586
Buzzi Unicem SpA	13,897	258,654
Carel Industries SpA (d)	5,036	129,292
CIR SpA-Compagnie Industriali (b)(c)	81,273	36,759
Coca-Cola HBC AG (b)	30,858	645,041
Credito Emiliano SpA	12,829	84,832
Cromwell European Real Estate Investment Trust	48,960	124,204
Danieli & C Officine Meccaniche SpA	5,774	92,640
Danieli & C Officine Meccaniche SpA	1,537	33,711
Davide Campari-Milano NV	81,825	954,584
De' Longhi SpA	9,994	271,915
DiaSorin SpA	3,941	619,118
Digital Value SpA (b)	503	48,835
doValue SpA (c)(d)	6,479	54,870
El.En. SpA	10,888	174,024
Enav SpA (b)(d)	44,871	208,120
Enel SpA	1,273,171	8,549,827
Eni SpA	395,087	5,794,974
ERG SpA	9,874	329,346
Esprinet SpA (c)	3,797	40,284
Falck Renewables SpA	16,956	166,399
Ferrari NV	19,577	4,289,711
Fila SpA	4,681	48,783
Fincantieri SpA (b)(c)	59,925	41,463
FinecoBank Banca Fineco SpA	95,472	1,456,698
Gruppo MutuiOnline SpA	3,985	142,833
GVS SpA (d)	12,903	117,393
Hera SpA	119,366	442,307
Illimity Bank SpA (b)	8,543	111,929
Immobiliare Grande Distribuzione SIIQ SpA REIT (b)(c)	13,675	66,093
Infrastrutture Wireless Italiane SpA (d)	48,491	545,960
Interpump Group SpA	11,078	558,327
Intesa Sanpaolo SpA	2,585,351	5,951,495
Iren SpA	93,854	250,071
Italgas SpA	71,229	459,611
Italmobiliare SpA	2,891	92,825
Iveco Group NV (b)	29,530	195,497
Juventus Football Club SpA (b)(c)	93,321	33,974
La Doria SpA	7,554	138,346
Leonardo SpA (b)	59,603	595,712
Maire Tecnimont SpA (c)	17,380	60,152
MARR SpA	3,554	59,058
Mediobanca Banca di Credito Finanziario SpA	92,015	935,237
MFE-MediaForEurope NV Class A (b)(c)	40,137	28,301
Security Description	Shares	Value
MFE-MediaForEurope NV Class B (c)	40,137	$46,684
Moncler SpA	32,334	1,804,329
Nexi SpA (b)(d)	78,796	914,544
OVS SpA (b)(d)	29,909	64,920
Pharmanutra SpA	582	40,637
Piaggio & C SpA	24,484	69,355
Pirelli & C SpA (c)(d)	51,939	283,452
Poste Italiane SpA (d)	77,529	884,312
Prysmian SpA	38,300	1,307,276
RAI Way SpA (d)	11,872	74,643
Recordati Industria Chimica e Farmaceutica SpA	15,517	782,514
Reply SpA	2,949	487,311
Saipem SpA (b)(c)	65,470	83,003
Salcef SpA	3,946	87,500
Salvatore Ferragamo SpA (b)(c)	6,814	129,083
Sanlorenzo SpA/Ameglia (c)	2,587	105,326
Saras SpA (b)(c)	44,370	34,119
Sesa SpA	1,926	316,339
Snam SpA	315,659	1,830,794
Societa Cattolica Di Assicurazione SPA (b)(c)	23,138	155,227
SOL SpA	4,973	91,021
Tamburi Investment Partners SpA	17,060	169,637
Technogym SpA (c)(d)	19,420	153,992
Telecom Italia SpA (b)	1,439,374	531,490
Terna - Rete Elettrica Nazionale (c)	220,247	1,902,264
Tinexta SpA	5,449	159,199
Tod's SpA (b)	3,016	135,812
UniCredit SpA	328,600	3,565,361
Unipol Gruppo SpA	56,938	314,110
Webuild SpA (c)	51,213	91,327
Wiit SpA	1,415	46,891
Zignago Vetro SpA	3,618	47,581
		62,535,295
JAPAN — 14.0%
77 Bank, Ltd.	8,100	102,149
ABC-Mart, Inc.	4,900	185,250
Activia Properties, Inc. REIT	105	367,154
Adastria Co., Ltd.	2,800	44,036
ADEKA Corp.	13,800	304,016
Advan Group Co., Ltd.	7,300	53,829
Advance Residence Investment Corp. REIT	195	552,027
Advantest Corp. (c)	31,100	2,435,399
Aeon Co., Ltd. (c)	103,300	2,209,237
Aeon Delight Co., Ltd.	3,300	82,255
AEON Financial Service Co., Ltd.	15,600	155,061
Aeon Hokkaido Corp. (c)	3,200	29,495
Aeon Mall Co., Ltd.	15,200	202,875

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
AEON REIT Investment Corp.	211	$261,794
AGC, Inc.	30,300	1,214,288
Ai Holdings Corp.	4,100	57,315
Aica Kogyo Co., Ltd.	7,500	182,935
Aichi Corp.	11,000	79,443
Aichi Steel Corp.	1,500	29,517
Aida Engineering, Ltd.	8,700	75,035
Aiful Corp. (c)	60,800	178,191
Ain Holdings, Inc.	3,800	198,050
Air Water, Inc. (c)	28,200	397,200
Airtrip Corp. (c)	1,800	44,016
Aisin Corp.	22,800	781,593
Ajinomoto Co., Inc.	72,800	2,072,479
Alfresa Holdings Corp.	29,100	404,586
Alpen Co., Ltd. (c)	6,500	108,888
Alpha Systems, Inc (c)	1,000	34,489
Alps Alpine Co., Ltd.	32,000	316,006
Altech Corp.	1,300	20,003
Amada Co., Ltd.	51,600	455,014
Amano Corp.	9,900	177,561
ANA Holdings, Inc. (b)(c)	23,000	482,219
AnGes, Inc. (b)(c)	16,700	49,045
Anicom Holdings, Inc.	7,200	38,260
Anritsu Corp. (c)	20,000	254,018
Aozora Bank, Ltd. (c)	17,500	369,820
Arata Corp.	1,900	56,728
Arcland Sakamoto Co., Ltd.	7,200	89,310
Arcland Service Holdings Co., Ltd. (c)	4,100	73,347
Arcs Co., Ltd.	8,800	153,046
Argo Graphics, Inc.	2,900	72,636
Ariake Japan Co., Ltd.	2,700	114,854
ARTERIA Networks Corp.	5,200	55,846
As One Corp.	6,000	355,109
Asahi Group Holdings, Ltd.	72,000	2,630,160
Asahi Holdings, Inc.	11,500	213,314
Asahi Intecc Co., Ltd.	32,400	633,981
Asahi Kasei Corp.	199,600	1,731,640
Asics Corp.	23,000	445,161
ASKUL Corp.	4,800	63,198
Astellas Pharma, Inc.	288,800	4,526,036
Atom Corp. (b)(c)	21,200	130,662
Autobacs Seven Co., Ltd.	9,900	109,195
Avex, Inc.	6,600	72,031
Awa Bank, Ltd.	4,900	86,960
Axial Retailing, Inc.	2,100	55,160
Azbil Corp.	18,700	622,516
Bandai Namco Holdings, Inc.	31,600	2,403,418
Bank of Kyoto, Ltd.	8,600	375,106
BASE, Inc. (b)(c)	8,000	28,918
BayCurrent Consulting, Inc.	2,000	726,133
Belc Co., Ltd.	1,500	66,854
Bell System24 Holdings, Inc.	3,500	39,402
Belluna Co., Ltd.	8,800	52,237
Benefit One, Inc.	11,000	231,554
Security Description	Shares	Value
Benesse Holdings, Inc.	11,900	$218,994
BeNext-Yumeshin Group Co.	10,803	147,220
Bengo4.com, Inc. (b)(c)	1,400	44,707
Bic Camera, Inc. (c)	14,200	126,208
BML, Inc.	3,000	75,910
Bridgestone Corp.	89,200	3,472,778
Broadleaf Co., Ltd.	12,400	37,381
Brother Industries, Ltd.	35,000	638,403
Bunka Shutter Co., Ltd.	10,500	84,676
Calbee, Inc.	14,300	276,544
Canon Electronics, Inc.	2,900	38,084
Canon Marketing Japan, Inc.	6,900	142,152
Canon, Inc. (c)	156,200	3,818,667
Capcom Co., Ltd.	27,500	668,724
Casio Computer Co., Ltd. (c)	35,400	406,459
Cawachi, Ltd.	5,300	97,739
Cellebrite DI, Ltd. (b)(c)	5,100	32,640
Central Glass Co., Ltd.	4,900	83,647
Central Japan Railway Co.	22,700	2,968,829
Change, Inc. (c)	4,900	78,975
Chiba Bank, Ltd.	82,100	484,176
Chiyoda Corp. (b)(c)	14,600	56,022
Chofu Seisakusho Co., Ltd.	3,100	50,595
Chubu Electric Power Co., Inc.	97,500	1,012,144
Chudenko Corp.	3,000	50,849
Chugai Pharmaceutical Co., Ltd.	105,500	3,530,953
Chugoku Bank, Ltd.	22,200	158,569
Chugoku Electric Power Co., Inc.	53,500	373,142
Chugoku Marine Paints, Ltd. (c)	8,400	62,236
CI Takiron Corp.	12,200	54,428
Citizen Watch Co., Ltd.	36,600	155,550
CKD Corp.	7,700	117,844
Coca-Cola Bottlers Japan Holdings, Inc.	22,100	261,210
COLOPL, Inc.	4,900	25,531
Colowide Co., Ltd. (c)	11,900	173,215
Comforia Residential REIT, Inc.	118	318,877
COMSYS Holdings Corp. (c)	16,700	364,754
Comture Corp.	6,200	156,498
Concordia Financial Group, Ltd.	174,700	652,128
CONEXIO Corp. (c)	5,500	63,233
Cosmo Energy Holdings Co., Ltd.	11,900	255,677
Cosmos Pharmaceutical Corp.	3,000	364,689
CRE Logistics REIT, Inc.	137	233,634
Create Restaurants Holdings, Inc.	31,600	187,396
Create SD Holdings Co., Ltd.	4,000	105,287
Credit Saison Co., Ltd.	21,600	229,891
Curves Holdings Co., Ltd.	4,300	24,835

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
CyberAgent, Inc.	62,200	$772,015
CYBERDYNE, Inc. (b)(c)	11,000	32,626
Cybozu, Inc. (c)	7,400	83,596
Dai Nippon Printing Co., Ltd.	34,600	813,642
Daicel Corp.	38,100	254,728
Dai-Dan Co., Ltd.	1,100	18,919
Daido Steel Co., Ltd.	4,200	126,610
Daifuku Co., Ltd.	15,300	1,094,960
Daihen Corp.	2,300	79,449
Daiho Corp. (c)	2,700	100,125
Daiichi Jitsugyo Co., Ltd.	2,400	84,243
Dai-ichi Life Holdings, Inc.	158,100	3,222,378
Daiichi Sankyo Co., Ltd.	272,300	5,964,091
Daiichikosho Co., Ltd.	4,700	133,707
Daiken Corp.	4,000	71,111
Daiki Aluminium Industry Co., Ltd. (c)	3,800	48,731
Daikin Industries, Ltd.	38,900	7,085,633
Daikokutenbussan Co., Ltd. (c)	2,200	93,641
Daio Paper Corp.	12,300	159,359
Daiseki Co., Ltd.	6,360	239,940
Daishi Hokuetsu Financial Group, Inc.	5,500	112,394
Daito Trust Construction Co., Ltd.	9,800	1,043,344
Daiwa House Industry Co., Ltd.	89,400	2,337,547
Daiwa House REIT Investment Corp.	349	943,736
Daiwa Industries, Ltd.	6,600	58,779
Daiwa Office Investment Corp. REIT	49	305,103
Daiwa Securities Group, Inc.	226,100	1,282,828
Daiwa Securities Living Investments Corp. REIT	300	283,900
Daiwabo Holdings Co., Ltd.	11,900	159,966
DCM Holdings Co., Ltd.	20,900	180,952
Demae-Can Co., Ltd. (b)	2,700	17,269
DeNA Co., Ltd. (b)	12,800	195,032
Denka Co., Ltd.	13,800	383,488
Denso Corp.	67,200	4,300,260
Dentsu Group, Inc.	33,900	1,389,534
Descente, Ltd.	4,200	105,509
Dexerials Corp.	9,400	254,378
DIC Corp.	10,400	213,140
Digital Arts, Inc.	1,700	102,524
Digital Garage, Inc.	4,800	179,864
Dip Corp.	5,500	150,457
Direct Marketing MiX, Inc. (c)	6,600	98,659
Disco Corp.	4,500	1,262,152
DMG Mori Co., Ltd.	18,900	256,790
Doshisha Co., Ltd.	4,900	60,087
Doutor Nichires Holdings Co., Ltd.	3,100	38,745
Dowa Holdings Co., Ltd.	7,200	330,045
DTS Corp.	5,600	122,807
Security Description	Shares	Value
Duskin Co., Ltd.	11,700	$258,023
DyDo Group Holdings, Inc.	1,000	38,675
Eagle Industry Co., Ltd. (c)	3,800	30,346
Earth Corp.	3,300	150,804
East Japan Railway Co.	47,600	2,763,255
Ebara Corp.	14,400	801,186
EDION Corp. (c)	11,900	110,820
eGuarantee, Inc.	5,300	88,578
Eiken Chemical Co., Ltd.	3,800	53,781
Eisai Co., Ltd.	37,100	1,723,959
Eizo Corp.	1,600	46,973
Elan Corp.	4,000	35,311
Elecom Co., Ltd.	10,000	120,473
Electric Power Development Co., Ltd.	22,100	316,583
EM Systems Co., Ltd. (c)	15,200	97,050
en japan, Inc.	3,700	88,981
ENEOS HoldingS, Inc.	478,600	1,794,734
eRex Co., Ltd. (c)	3,000	42,482
ES-Con Japan, Ltd. (c)	8,700	58,229
ESPEC Corp. (c)	4,100	65,819
euglena Co., Ltd. (b)(c)	22,900	153,646
Exedy Corp.	3,100	39,946
EXEO Group, Inc.	16,800	310,752
Ezaki Glico Co., Ltd.	9,400	287,689
Fancl Corp. (c)	13,900	310,553
FANUC Corp.	30,000	5,281,127
Fast Retailing Co., Ltd.	9,100	4,679,208
FCC Co., Ltd.	3,600	39,539
Ferrotec Holdings Corp.	7,100	158,371
Financial Products Group Co., Ltd.	7,200	50,715
Food & Life Cos., Ltd.	16,300	456,007
FP Corp.	7,000	167,360
Freee KK (b)(c)	4,500	160,214
Frontier Real Estate Investment Corp. REIT	67	279,542
Fuji Co., Ltd.	4,000	76,079
Fuji Corp.	9,900	179,095
Fuji Electric Co., Ltd.	19,200	959,821
Fuji Kyuko Co., Ltd. (c)	2,700	86,279
Fuji Media Holdings, Inc.	5,100	48,983
Fuji Oil Holdings, Inc.	9,500	154,513
Fuji Seal International, Inc.	6,200	85,024
Fuji Soft, Inc.	3,600	181,237
Fujicco Co., Ltd. (c)	4,500	71,388
FUJIFILM Holdings Corp.	56,600	3,465,250
Fujikura, Ltd. (b)	39,500	200,530
Fujimi, Inc.	2,900	158,456
Fujimori Kogyo Co., Ltd.	2,700	82,637
Fujio Food Group, Inc.	4,800	54,120
Fujitec Co., Ltd.	9,700	249,831
Fujitsu General, Ltd.	8,700	169,791
Fujitsu, Ltd.	30,700	4,613,481
Fujiya Co., Ltd.	3,600	72,002

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Fukui Computer Holdings, Inc.	3,000	$79,696
Fukuoka Financial Group, Inc.	26,000	503,203
Fukuoka REIT Corp.	76	105,088
Fukushima Galilei Co., Ltd.	2,400	75,402
Fukuyama Transporting Co., Ltd.	4,200	125,459
FULLCAST Holdings Co., Ltd.	3,600	76,883
Funai Soken Holdings, Inc.	5,300	95,699
Furukawa Co., Ltd.	5,200	54,842
Furukawa Electric Co., Ltd.	16,900	300,501
Fuso Chemical Co., Ltd.	3,100	114,247
Future Corp.	8,700	122,992
Fuyo General Lease Co., Ltd.	2,900	165,828
G-7 Holdings, Inc.	8,400	113,674
Gakken Holdings Co., Ltd. (c)	2,400	18,779
Genky DrugStores Co., Ltd. (c)	3,300	122,640
Geo Holdings Corp.	5,700	58,621
giftee, Inc. (b)(c)	2,100	21,810
Giken, Ltd.	2,200	66,910
Global One Real Estate Investment Corp. REIT	139	128,121
GLOBERIDE, Inc. (c)	2,100	49,647
Glory, Ltd. (c)	9,800	166,112
GLP J-REIT (b)	645	983,026
GMO Financial Holdings, Inc. (c)	5,300	35,680
GMO GlobalSign Holdings KK (c)	500	25,165
GMO internet, Inc.	11,300	257,343
GMO Payment Gateway, Inc.	6,400	653,968
GNI Group, Ltd. (b)(c)	3,600	40,772
Goldcrest Co., Ltd.	3,600	49,794
Goldwin, Inc.	3,600	182,616
Gree, Inc.	15,200	134,741
GS Yuasa Corp.	11,800	224,864
G-Tekt Corp. (c)	3,300	34,474
GungHo Online Entertainment, Inc.	7,200	153,337
Gunma Bank, Ltd.	44,800	129,514
Gunze, Ltd.	1,500	45,910
H.U. Group Holdings, Inc.	13,300	316,822
H2O Retailing Corp.	13,300	92,151
Hachijuni Bank, Ltd.	54,100	179,787
Hakuhodo DY Holdings, Inc.	35,400	445,712
Halows Co., Ltd.	1,500	37,304
Hamakyorex Co., Ltd.	2,200	51,593
Hamamatsu Photonics KK	21,200	1,129,377
Hankyu Hanshin Holdings, Inc.	36,500	1,058,086
Hankyu Hanshin REIT, Inc.	94	118,964
Hanwa Co., Ltd.	5,100	134,875
Harmonic Drive Systems, Inc. (c)	8,900	306,567
Security Description	Shares	Value
Haseko Corp.	38,800	$446,989
Hazama Ando Corp.	38,400	284,642
HEALIOS KK (b)	3,200	30,265
Heiwa Corp.	10,800	161,350
Heiwa Real Estate Co., Ltd.	4,500	146,176
Heiwa Real Estate REIT, Inc.	115	141,424
Heiwado Co., Ltd.	3,000	46,667
Hennge KK (b)	1,200	9,212
Hiday Hidaka Corp. (c)	3,500	51,498
Hikari Tsushin, Inc.	3,200	364,890
Hino Motors, Ltd.	41,500	243,331
Hioki EE Corp.	2,100	120,244
Hirata Corp. (c)	1,100	48,365
Hirogin Holdings, Inc.	54,100	285,929
Hirose Electric Co., Ltd.	4,900	712,413
HIS Co., Ltd. (b)	6,400	111,756
Hisamitsu Pharmaceutical Co., Inc.	8,800	262,819
Hitachi Construction Machinery Co., Ltd. (c)	15,400	400,226
Hitachi Metals, Ltd. (b)	35,000	587,320
Hitachi Transport System, Ltd.	6,300	346,678
Hitachi Zosen Corp.	36,800	224,154
Hitachi, Ltd.	151,600	7,609,510
Hogy Medical Co., Ltd.	3,500	92,916
Hokkaido Electric Power Co., Inc.	31,100	123,571
Hokkoku Financial Holdings, Inc. (c)	3,200	80,147
Hokuetsu Corp.	18,500	105,284
Hokuhoku Financial Group, Inc.	15,100	109,991
Hokuriku Electric Power Co.	25,500	111,363
Hokuto Corp. (c)	6,300	98,701
Honda Motor Co., Ltd.	255,200	7,255,612
Horiba, Ltd.	6,500	355,251
Hoshino Resorts REIT, Inc.	28	157,252
Hoshizaki Corp.	7,800	536,688
Hosiden Corp.	7,100	67,199
Hosokawa Micron Corp.	5,200	113,796
House Foods Group, Inc.	8,700	206,806
Hoya Corp.	57,900	6,618,002
Hulic Co., Ltd.	63,200	568,699
Hulic REIT, Inc.	195	267,202
Hyakugo Bank, Ltd.	22,900	62,710
Ibiden Co., Ltd.	16,000	782,376
IBJ Leasing Co., Ltd.	4,100	99,923
Ichibanya Co., Ltd. (c)	4,100	155,918
Ichigo Office REIT Investment Corp.	183	132,740
Ichigo, Inc.	57,100	147,315
Idec Corp.	3,800	79,573
Idemitsu Kosan Co., Ltd.	31,977	884,113
IDOM, Inc.	21,200	126,448
IHI Corp.	19,800	474,474

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Iida Group Holdings Co., Ltd. (c)	22,300	$385,629
Iino Kaiun Kaisha, Ltd.	10,500	70,588
Inaba Denki Sangyo Co., Ltd.	7,300	148,490
Inabata & Co., Ltd.	5,700	96,421
Inageya Co., Ltd. (c)	2,600	28,826
Industrial & Infrastructure Fund Investment Corp. REIT	281	427,015
Infocom Corp.	2,800	48,332
Infomart Corp.	36,200	193,866
Information Services International-Dentsu, Ltd.	3,500	111,811
INFRONEER Holdings, Inc. (c)	32,580	278,896
Inpex Corp.	162,200	1,912,775
Insource Co., Ltd.	3,200	60,640
Internet Initiative Japan, Inc.	7,400	246,514
Invincible Investment Corp. REIT	880	304,638
IR Japan Holdings, Ltd. (c)	1,100	38,878
Iriso Electronics Co., Ltd.	4,100	111,606
Isetan Mitsukoshi Holdings, Ltd.	50,400	397,837
Isuzu Motors, Ltd.	91,400	1,184,257
Ito En, Ltd.	7,800	384,023
Itochu Advance Logistics Investment Corp. REIT	64	83,082
ITOCHU Corp.	184,700	6,266,442
Itochu Enex Co., Ltd.	5,600	47,233
Itochu Techno-Solutions Corp. (c)	14,100	361,260
Itochu-Shokuhin Co., Ltd.	800	31,942
Itoham Yonekyu Holdings, Inc.	22,500	119,850
Iwatani Corp.	6,900	291,667
Iyo Bank, Ltd.	34,300	167,692
Izumi Co., Ltd.	4,800	126,759
J Front Retailing Co., Ltd.	36,800	299,437
JAC Recruitment Co., Ltd.	3,700	56,055
Jaccs Co., Ltd.	3,300	83,040
JAFCO Group Co., Ltd. (b)	10,800	165,115
Japan Airlines Co., Ltd. (b)	20,800	388,947
Japan Airport Terminal Co., Ltd. (b)	9,500	434,005
Japan Aviation Electronics Industry, Ltd.	5,700	92,612
Japan Display, Inc. (b)	89,600	35,434
Japan Elevator Service Holdings Co., Ltd.	8,300	107,766
Japan Excellent, Inc. REIT	180	199,872
Japan Exchange Group, Inc.	81,400	1,515,972
Japan Hotel REIT Investment Corp.	691	353,349
Japan Lifeline Co., Ltd.	9,000	75,477
Japan Logistics Fund, Inc. REIT	127	331,569
Security Description	Shares	Value
Japan Material Co., Ltd.	14,200	$200,762
Japan Medical Dynamic Marketing, Inc. (c)	2,200	29,504
Japan Metropolitan Fund Invest REIT	1,121	948,748
Japan Petroleum Exploration Co., Ltd.	4,700	99,284
Japan Post Bank Co., Ltd.	66,400	534,847
Japan Post Holdings Co., Ltd.	385,200	2,837,511
Japan Post Insurance Co., Ltd.	32,500	567,695
Japan Prime Realty Investment Corp. REIT	118	387,429
Japan Pulp & Paper Co., Ltd.	2,000	63,793
Japan Real Estate Investment Corp. REIT	197	1,034,913
Japan Securities Finance Co., Ltd.	13,800	104,025
Japan Steel Works, Ltd.	8,100	251,813
Japan Tobacco, Inc.	187,500	3,211,676
Japan Wool Textile Co., Ltd.	5,100	37,288
JCR Pharmaceuticals Co., Ltd.	9,800	180,780
JCU Corp.	3,500	118,381
Jeol, Ltd.	5,400	299,428
JFE Holdings, Inc.	76,900	1,079,389
JGC Holdings Corp.	31,800	381,234
JIG-SAW, Inc. (b)(c)	600	31,828
JINS Holdings, Inc. (c)	2,000	94,573
JM Holdings Co., Ltd.	4,100	58,746
JMDC, Inc. (b)	3,800	207,764
J-Oil Mills, Inc. (c)	3,600	47,512
Joshin Denki Co., Ltd.	3,500	55,111
Joyful Honda Co., Ltd.	6,400	78,524
JSR Corp.	30,800	909,723
JTEKT Corp.	29,700	233,062
JTOWER, Inc. (b)(c)	900	52,576
Juroku Financial Group, Inc.	3,000	53,283
Justsystems Corp. (c)	4,900	231,503
Kadokawa Corp.	21,100	554,411
Kaga Electronics Co., Ltd.	2,000	53,023
Kagome Co., Ltd.	10,900	279,344
Kajima Corp.	69,900	853,011
Kakaku.com, Inc. (c)	20,200	452,478
Kaken Pharmaceutical Co., Ltd.	5,700	181,809
Kameda Seika Co., Ltd. (c)	1,600	52,309
Kamigumi Co., Ltd.	17,100	307,878
Kanamoto Co., Ltd.	4,700	77,024
Kandenko Co., Ltd.	27,300	186,809
Kaneka Corp.	6,900	199,909
Kanematsu Corp.	15,600	171,166
Kanematsu Electronics, Ltd.	1,000	31,419
Kansai Electric Power Co., Inc.	106,500	1,006,158
Kansai Paint Co., Ltd.	26,800	431,541

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Kanto Denka Kogyo Co., Ltd.	9,100	$80,110
Kao Corp.	74,000	3,030,552
Kappa Create Co., Ltd. (b)(c)	7,600	84,460
Katakura Industries Co., Ltd.	5,600	102,484
Katitas Co., Ltd.	7,000	192,873
Kato Sangyo Co., Ltd.	3,500	90,931
Kawasaki Heavy Industries, Ltd.	21,500	390,709
Kawasaki Kisen Kaisha, Ltd. (c)	6,700	437,418
KDDI Corp.	252,500	8,303,517
KeePer Technical Laboratory Co., Ltd. (c)	4,900	98,919
Keihan Holdings Co., Ltd.	14,600	358,994
Keihanshin Building Co., Ltd.	6,200	76,160
Keikyu Corp. (c)	31,100	319,115
Keio Corp.	15,400	602,105
Keisei Electric Railway Co., Ltd.	19,600	546,118
Keiyo Bank, Ltd.	11,200	45,131
Keiyo Co., Ltd.	15,400	112,411
Kenedix Office Investment Corp. REIT	62	372,298
Kenedix Residential Next Investment Corp. REIT	153	268,305
Kenedix Retail REIT Corp.	97	223,142
Kewpie Corp.	18,800	361,304
Keyence Corp.	30,500	14,185,455
KFC Holdings Japan, Ltd. (c)	1,700	39,678
KH Neochem Co., Ltd.	5,100	114,763
Kikkoman Corp.	23,100	1,534,660
Kinden Corp.	24,000	310,250
Kintetsu Group Holdings Co., Ltd.	26,700	766,583
Kintetsu World Express, Inc.	5,400	138,585
Kirin Holdings Co., Ltd.	128,800	1,929,626
Kisoji Co., Ltd. (c)	6,300	108,033
Kissei Pharmaceutical Co., Ltd.	3,200	66,899
Ki-Star Real Estate Co., Ltd. (c)	1,200	51,362
Kitanotatsujin Corp.	7,500	13,757
Kitz Corp.	7,300	41,024
Kiyo Bank, Ltd.	12,500	140,525
Koa Corp. (c)	3,000	34,989
Kobayashi Pharmaceutical Co., Ltd.	7,900	634,875
Kobe Bussan Co., Ltd.	22,200	685,253
Kobe Steel, Ltd.	63,800	307,768
Koei Tecmo Holdings Co., Ltd.	8,060	265,105
Kohnan Shoji Co., Ltd.	3,300	94,610
Koito Manufacturing Co., Ltd.	16,100	653,519
Kokuyo Co., Ltd.	11,600	153,194
Komatsu, Ltd.	136,600	3,291,754
KOMEDA Holdings Co., Ltd.	6,800	113,691
Komeri Co., Ltd.	5,500	118,604
Security Description	Shares	Value
Konami Holdings Corp. (c)	13,800	$873,051
Konica Minolta, Inc.	71,100	299,356
Konishi Co., Ltd.	5,200	66,580
Konoike Transport Co., Ltd.	4,700	44,296
Kose Corp.	5,000	524,701
Koshidaka Holdings Co., Ltd.	4,300	24,342
Kotobuki Spirits Co., Ltd. (c)	2,800	148,925
K's Holdings Corp.	25,500	263,624
Kubota Corp.	161,800	3,041,940
Kumagai Gumi Co., Ltd.	7,000	155,409
Kumiai Chemical Industry Co., Ltd.	12,100	87,492
Kura Sushi, Inc. (c)	3,100	85,120
Kuraray Co., Ltd.	45,100	389,388
Kureha Corp.	2,400	191,867
Kurita Water Industries, Ltd.	14,800	547,923
Kusuri no Aoki Holdings Co., Ltd.	3,000	167,449
KYB Corp.	2,700	65,579
Kyocera Corp.	50,600	2,840,061
Kyoei Steel, Ltd. (c)	3,100	33,899
Kyokuto Kaihatsu Kogyo Co., Ltd.	5,800	65,871
KYORIN Holdings, Inc.	6,100	88,840
Kyoritsu Maintenance Co., Ltd. (c)	4,400	165,925
Kyowa Kirin Co., Ltd.	42,300	987,023
Kyudenko Corp.	6,400	150,091
Kyushu Electric Power Co., Inc.	61,000	409,648
Kyushu Financial Group, Inc.	69,300	227,249
Kyushu Railway Co.	20,200	413,847
LaSalle Logiport REIT	258	372,209
Lasertec Corp.	11,800	1,968,999
Lawson, Inc.	8,000	307,160
Leopalace21 Corp. (b)(c)	27,000	44,620
Life Corp.	1,600	41,303
Lifenet Insurance Co. (b)	3,600	16,451
Lintec Corp.	6,100	121,333
Lion Corp.	31,900	356,600
LITALICO, Inc.	2,400	55,535
Lixil Corp.	40,300	752,470
M&A Capital Partners Co., Ltd. (b)	2,200	78,275
M3, Inc.	69,600	2,521,231
Mabuchi Motor Co., Ltd.	8,100	252,911
Macnica Fuji Electronics Holdings, Inc.	7,200	154,449
Maeda Kosen Co., Ltd. (c)	1,800	47,391
Makino Milling Machine Co., Ltd.	3,400	107,511
Makita Corp.	35,100	1,126,457
Mandom Corp.	3,500	37,594
Mani, Inc.	12,800	153,148
Marubeni Corp.	245,300	2,857,039
Maruha Nichiro Corp.	6,800	133,546
Marui Group Co., Ltd.	27,500	504,685

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Maruichi Steel Tube, Ltd.	10,400	$235,119
Maruwa Co., Ltd.	1,300	172,773
Maruwa Unyu Kikan Co., Ltd.	5,400	49,539
Maruzen Showa Unyu Co., Ltd. (c)	2,600	67,387
Matsuda Sangyo Co., Ltd. (c)	1,700	34,304
Matsui Securities Co., Ltd. (c)	17,600	116,220
MatsukiyoCocokara & Co.	18,640	661,322
Matsuya Co., Ltd. (b)(c)	8,800	55,091
Matsuyafoods Holdings Co., Ltd. (c)	2,200	65,380
Max Co., Ltd.	4,200	58,461
Maxell , Ltd.	4,900	48,115
Maxvalu Tokai Co., Ltd.	1,400	29,578
Mazda Motor Corp.	84,400	622,256
McDonald's Holdings Co. Japan, Ltd.	11,700	488,016
MCJ Co., Ltd.	10,000	76,318
Mebuki Financial Group, Inc.	149,000	311,209
Media Do Co., Ltd. (c)	800	16,613
Medical Data Vision Co., Ltd.	10,000	97,331
Medipal Holdings Corp.	28,500	470,353
Medley, Inc. (b)(c)	4,300	89,854
MedPeer, Inc. (b)	1,400	45,270
Megachips Corp. (b)	1,800	55,307
Megmilk Snow Brand Co., Ltd.	6,600	107,527
Meidensha Corp.	4,000	82,980
MEIJI Holdings Co., Ltd.	20,500	1,115,098
Meiko Electronics Co., Ltd.	3,800	124,431
Meitec Corp.	4,600	249,939
Menicon Co., Ltd.	11,500	276,004
Mercari, Inc. (b)	14,900	385,785
METAWATER Co., Ltd.	4,200	68,767
Micronics Japan Co., Ltd.	8,600	116,728
Mie Kotsu Group Holdings, Inc.	19,400	72,556
Milbon Co., Ltd.	3,900	175,265
Mimasu Semiconductor Industry Co., Ltd.	4,300	89,503
MINEBEA MITSUMI, Inc.	56,800	1,240,821
Mirai Corp. REIT	251	109,038
Mirait Holdings Corp.	13,900	221,838
Miroku Jyoho Service Co., Ltd.	2,500	29,068
MISUMI Group, Inc.	44,500	1,328,786
Mitani Sekisan Co., Ltd. (c)	3,400	185,680
Mitsubishi Chemical Holdings Corp.	200,400	1,336,815
Mitsubishi Corp.	197,000	7,414,996
Mitsubishi Electric Corp.	286,800	3,299,156
Mitsubishi Estate Co., Ltd.	186,400	2,783,928
Mitsubishi Estate Logistics REIT Investment Corp. (b)	65	253,641
Mitsubishi Gas Chemical Co., Inc.	27,500	466,920
Mitsubishi HC Capital, Inc.	99,830	465,257
Security Description	Shares	Value
Mitsubishi Heavy Industries, Ltd.	50,500	$1,662,705
Mitsubishi Logisnext Co., Ltd. (c)	4,000	30,360
Mitsubishi Logistics Corp. (c)	6,900	171,237
Mitsubishi Materials Corp.	18,000	315,870
Mitsubishi Motors Corp. (b)(c)	99,400	267,764
Mitsubishi Pencil Co., Ltd.	5,800	60,114
Mitsubishi Research Institute, Inc.	1,100	36,053
Mitsubishi Shokuhin Co., Ltd.	1,300	32,114
Mitsubishi UFJ Financial Group, Inc.	1,871,200	11,600,927
Mitsuboshi Belting, Ltd.	4,200	69,643
Mitsui & Co., Ltd.	242,400	6,599,785
Mitsui Chemicals, Inc.	28,600	721,154
Mitsui DM Sugar Holdings Co., Ltd.	2,500	39,496
Mitsui Fudosan Co., Ltd.	144,300	3,097,640
Mitsui Fudosan Logistics Park, Inc. REIT	78	369,516
Mitsui High-Tec, Inc.	3,200	321,791
Mitsui Mining & Smelting Co., Ltd.	9,500	260,347
Mitsui OSK Lines, Ltd.	54,600	1,521,282
Mitsui-Soko Holdings Co., Ltd.	2,000	41,030
Mitsuuroko Group Holdings Co., Ltd. (c)	3,800	32,146
Miura Co., Ltd. (c)	12,500	308,920
Mixi, Inc.	14,000	252,026
Mizuho Financial Group, Inc.	374,020	4,785,106
Mizuno Corp.	3,400	58,743
Mochida Pharmaceutical Co., Ltd.	3,500	107,180
Modec, Inc.	2,400	24,999
Monex Group, Inc.	23,500	124,843
Money Forward, Inc. (b)	6,100	271,570
Monogatari Corp	1,400	66,752
MonotaRO Co., Ltd.	45,200	973,014
Mori Hills REIT Investment Corp.	215	267,137
Mori Trust Hotel REIT, Inc.	98	101,931
Mori Trust Sogo REIT, Inc.	181	212,852
Morinaga & Co., Ltd.	7,300	228,197
Morinaga Milk Industry Co., Ltd.	5,400	231,709
Morita Holdings Corp.	4,400	44,566
MOS Food Services, Inc. (c)	3,100	73,473
MS&AD Insurance Group Holdings, Inc.	70,400	2,292,615
Murata Manufacturing Co., Ltd.	89,900	5,939,772
Musashi Seimitsu Industry Co., Ltd.	6,900	85,005
Musashino Bank, Ltd.	4,100	58,800
Nabtesco Corp.	16,200	429,007

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Nachi-Fujikoshi Corp.	2,300	$78,751
Nafco Co., Ltd.	2,000	27,963
Nagaileben Co., Ltd.	3,300	54,047
Nagase & Co., Ltd.	17,400	258,936
Nagawa Co., Ltd. (c)	1,000	82,143
Nagoya Railroad Co., Ltd.	27,700	491,639
Nakanishi, Inc.	15,300	282,975
Nankai Electric Railway Co., Ltd.	14,200	274,808
Nanto Bank, Ltd.	3,100	50,075
NEC Corp.	38,300	1,613,848
NEC Networks & System Integration Corp.	9,300	135,765
NET One Systems Co., Ltd.	13,000	303,764
Nexon Co., Ltd.	78,500	1,883,659
Nextage Co., Ltd.	6,800	123,237
NGK Insulators, Ltd.	38,400	549,425
NGK Spark Plug Co., Ltd.	23,900	385,969
NH Foods, Ltd.	12,100	412,225
NHK Spring Co., Ltd.	28,100	202,739
Nichias Corp.	12,200	251,944
Nichicon Corp.	5,100	48,995
Nichiden Corp.	3,800	67,113
Nichiha Corp.	2,600	53,329
Nichi-iko Pharmaceutical Co., Ltd. (b)(c)	6,000	38,296
Nichirei Corp.	15,500	301,498
Nidec Corp.	70,000	5,545,441
Nifco, Inc.	11,600	264,637
Nihon Chouzai Co., Ltd.	4,000	43,644
Nihon Kohden Corp.	12,000	289,129
Nihon M&A Center Holdings, Inc.	45,800	642,575
Nihon Parkerizing Co., Ltd.	12,300	93,539
Nihon Unisys, Ltd.	10,700	272,281
Nikkiso Co., Ltd. (c)	4,200	31,500
Nikkon Holdings Co., Ltd.	8,800	147,289
Nikon Corp.	45,200	484,098
Nintendo Co., Ltd.	17,200	8,708,013
Nippn Corp.	17,000	232,191
Nippon Accommodations Fund, Inc. REIT	71	374,377
Nippon Building Fund, Inc. REIT	225	1,280,223
Nippon Carbon Co., Ltd.	1,200	41,241
Nippon Ceramic Co., Ltd.	2,800	55,931
Nippon Densetsu Kogyo Co., Ltd.	3,100	40,120
Nippon Electric Glass Co., Ltd.	12,700	281,758
Nippon Express Holdings, Inc.	11,400	785,544
Nippon Gas Co., Ltd. (c)	15,400	188,491
Nippon Kanzai Co., Ltd.	4,000	92,657
Nippon Kayaku Co., Ltd.	19,200	182,055
Nippon Koei Co., Ltd.	2,400	58,839
Security Description	Shares	Value
Nippon Light Metal Holdings Co., Ltd.	14,500	$203,332
Nippon Paint Holdings Co., Ltd.	129,900	1,141,520
Nippon Paper Industries Co., Ltd. (c)	14,900	127,114
Nippon Parking Development Co., Ltd.	44,800	56,563
Nippon Prologis REIT, Inc. (b)	316	925,448
NIPPON REIT Investment Corp.	79	248,643
Nippon Road Co., Ltd.	1,200	82,108
Nippon Sanso Holdings Corp.	22,900	436,720
Nippon Seiki Co., Ltd.	4,600	32,166
Nippon Sheet Glass Co., Ltd. (b)(c)	10,400	36,269
Nippon Shinyaku Co., Ltd.	7,400	504,640
Nippon Shokubai Co., Ltd.	4,000	174,301
Nippon Signal Co., Ltd. (c)	6,300	45,562
Nippon Soda Co., Ltd.	2,900	80,017
Nippon Steel Corp.	135,000	2,389,190
Nippon Steel Trading Corp.	1,600	69,467
Nippon Suisan Kaisha, Ltd.	42,500	190,974
Nippon Telegraph & Telephone Corp.	192,700	5,615,520
Nippon Television Holdings, Inc.	5,700	59,442
Nippon Yusen KK	25,500	2,237,304
Nipro Corp.	20,700	173,624
Nishimatsu Construction Co., Ltd.	6,200	186,713
Nishimatsuya Chain Co., Ltd. (c)	9,000	116,079
Nishi-Nippon Financial Holdings, Inc.	38,200	235,737
Nishi-Nippon Railroad Co., Ltd.	9,000	197,814
Nishio Rent All Co., Ltd.	2,900	66,402
Nissan Chemical Corp.	19,000	1,117,848
Nissan Motor Co., Ltd. (b)	363,400	1,619,561
Nissan Shatai Co., Ltd.	6,700	30,482
Nissei ASB Machine Co., Ltd. (c)	1,400	35,570
Nissha Co., Ltd. (c)	4,100	48,460
Nisshin Oillio Group, Ltd.	3,600	84,299
Nisshin Seifun Group, Inc.	30,200	422,597
Nisshinbo Holdings, Inc.	27,200	236,266
Nissin Electric Co., Ltd.	5,200	62,604
Nissin Foods Holdings Co., Ltd.	9,500	668,097
Nitori Holdings Co., Ltd.	12,700	1,602,626
Nitta Corp.	3,000	67,851
Nittetsu Mining Co., Ltd.	800	46,280
Nitto Boseki Co., Ltd.	3,600	82,973
Nitto Denko Corp.	22,300	1,603,451
Nitto Kogyo Corp.	3,700	47,745
Nittoku Co., Ltd.	2,600	55,105

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Noevir Holdings Co., Ltd. (c)	2,300	$93,140
NOF Corp.	9,700	397,526
Nohmi Bosai, Ltd.	1,800	28,741
Nojima Corp.	5,400	102,355
NOK Corp.	14,600	136,536
Nomura Co., Ltd.	11,200	84,201
Nomura Holdings, Inc.	479,100	2,021,042
Nomura Real Estate Holdings, Inc.	17,000	408,358
Nomura Real Estate Master Fund, Inc. REIT (b)	642	851,217
Nomura Research Institute, Ltd.	52,400	1,714,811
Noritake Co., Ltd.	3,300	120,310
Noritsu Koki Co., Ltd.	2,100	40,082
Noritz Corp.	6,800	81,666
North Pacific Bank, Ltd.	27,700	54,084
NS Solutions Corp.	4,800	144,278
NS United Kaiun Kaisha, Ltd.	1,400	47,935
NSD Co., Ltd.	9,100	163,133
NSK, Ltd. (c)	55,700	334,769
NTN Corp. (b)	79,600	138,567
NTT Data Corp.	98,800	1,947,482
NTT UD REIT Investment Corp.	181	239,885
Obara Group, Inc.	1,300	31,877
Obayashi Corp.	95,300	701,580
OBIC Business Consultants Co., Ltd.	3,900	135,950
Obic Co., Ltd.	11,100	1,667,522
Odakyu Electric Railway Co., Ltd.	44,700	743,118
Ogaki Kyoritsu Bank, Ltd.	5,100	79,319
Ohsho Food Service Corp. (c)	1,900	93,597
Oiles Corp. (c)	4,900	60,794
Oisix ra daichi, Inc. (b)(c)	3,700	90,948
Oji Holdings Corp. (c)	120,400	599,122
Okamoto Industries, Inc. (c)	1,900	60,840
Okamura Corp.	6,100	60,413
Okasan Securities Group, Inc.	15,600	47,114
Oki Electric Industry Co., Ltd. (c)	10,000	69,162
Okinawa Cellular Telephone Co.	1,500	60,798
Okinawa Electric Power Co., Inc.	4,935	55,968
Okinawa Financial Group, Inc.	2,300	38,675
OKUMA Corp.	5,500	228,451
Okumura Corp.	4,600	111,988
Olympus Corp.	173,600	3,300,063
Omron Corp.	29,100	1,942,385
One REIT, Inc.	31	76,440
Ono Pharmaceutical Co., Ltd.	57,700	1,450,622
Onward Holdings Co., Ltd. (c)	14,300	29,927
Security Description	Shares	Value
Open House Group Co., Ltd.	12,100	$537,069
Optex Group Co., Ltd. (c)	4,700	66,314
Optim Corp. (b)	1,800	15,001
Optorun Co., Ltd.	2,400	41,328
Oracle Corp. Japan	5,800	403,131
Organo Corp.	1,500	123,995
Orient Corp.	55,000	55,764
Oriental Land Co., Ltd.	31,100	5,970,605
ORIX Corp.	190,700	3,812,568
Orix JREIT, Inc.	397	540,003
Osaka Gas Co., Ltd.	60,000	1,031,262
Osaka Organic Chemical Industry, Ltd.	1,600	39,808
Osaka Soda Co., Ltd.	2,700	69,021
OSG Corp.	15,000	229,934
Otsuka Corp.	17,200	611,682
Otsuka Holdings Co., Ltd.	60,900	2,110,287
Outsourcing, Inc.	22,100	228,398
Pacific Industrial Co., Ltd.	3,700	28,590
Pack Corp. (c)	2,300	48,457
PAL GROUP Holdings Co., Ltd.	4,400	56,039
PALTAC Corp.	6,400	238,546
Pan Pacific International Holdings Corp.	66,500	1,067,234
Panasonic Corp.	345,200	3,362,691
Paramount Bed Holdings Co., Ltd.	5,600	91,332
Park24 Co., Ltd. (b)	25,800	423,456
Pasona Group, Inc.	4,800	96,341
Penta-Ocean Construction Co., Ltd.	45,600	228,170
PeptiDream, Inc. (b)	14,700	262,022
Persol Holdings Co., Ltd.	25,600	575,326
Pharma Foods International Co., Ltd. (c)	2,400	38,647
Pigeon Corp.	17,400	306,924
Pilot Corp.	3,800	163,679
Piolax, Inc.	2,400	30,569
PKSHA Technology, Inc. (b)	1,700	28,210
Plaid, Inc. (b)(c)	1,800	21,717
Plenus Co., Ltd.	4,100	67,724
Plus Alpha Consulting Co., Ltd.	1,600	34,866
Pola Orbis Holdings, Inc.	14,500	189,373
Premier Anti-Aging Co., Ltd. (b)(c)	400	12,155
Pressance Corp.	1,700	25,397
Prestige International, Inc.	14,500	85,863
Prima Meat Packers, Ltd.	3,400	61,415
Proto Corp.	3,000	25,413
Qol Holdings Co., Ltd.	8,700	82,955
Raito Kogyo Co., Ltd.	9,300	148,929
Raiznext Corp.	6,900	60,659
Raksul, Inc. (b)(c)	3,200	78,133
Rakus Co., Ltd.	9,600	129,241
Rakuten Group, Inc.	131,200	1,034,692

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Recruit Holdings Co., Ltd.	211,600	$9,221,035
Relia, Inc.	5,700	49,611
Relo Group, Inc.	20,900	311,922
Renesas Electronics Corp. (b)	196,600	2,284,848
Rengo Co., Ltd.	26,600	170,425
RENOVA, Inc. (b)(c)	4,800	66,996
Resona Holdings, Inc.	312,802	1,336,336
Resorttrust, Inc.	15,100	258,228
Restar Holdings Corp.	4,300	69,555
Retail Partners Co., Ltd.	8,600	101,259
Ricoh Co., Ltd.	107,200	931,119
Ricoh Leasing Co., Ltd.	2,100	57,366
Riken Keiki Co., Ltd. (c)	3,700	148,118
Riken Vitamin Co., Ltd. (c)	4,400	60,639
Ringer Hut Co., Ltd. (c)	4,000	74,109
Rinnai Corp.	5,100	382,646
Riso Kagaku Corp.	1,800	29,208
Riso Kyoiku Co., Ltd.	12,100	37,778
Rohm Co., Ltd.	13,200	1,027,929
Rohto Pharmaceutical Co., Ltd.	16,200	490,490
Roland Corp.	1,500	49,648
Rorze Corp.	1,500	148,679
Round One Corp.	8,600	94,526
Royal Holdings Co., Ltd. (b)(c)	2,800	48,287
RS Technologies Co., Ltd.	800	41,621
Ryohin Keikaku Co., Ltd.	38,200	444,423
Ryosan Co., Ltd.	2,800	50,269
Ryoyo Electro Corp. (c)	4,900	79,558
S Foods, Inc. (c)	2,700	72,663
Saibu Gas Holdings Co., Ltd. (c)	2,400	39,290
Saizeriya Co., Ltd.	4,300	94,710
Sakai Moving Service Co., Ltd.	1,200	41,653
Sakata INX Corp.	6,900	54,699
Sakata Seed Corp.	4,200	127,701
SAMTY Co., Ltd.	4,100	73,801
Samty Residential Investment Corp. REIT	80	82,842
San-A Co., Ltd.	2,700	91,628
San-Ai Oil Co., Ltd.	7,300	56,075
SanBio Co., Ltd. (b)(c)	2,600	25,586
Sangetsu Corp.	5,700	71,439
San-In Godo Bank, Ltd.	20,900	106,856
Sanken Electric Co., Ltd.	3,300	139,405
Sanki Engineering Co., Ltd.	7,100	81,563
Sankyo Co., Ltd.	8,800	244,777
Sankyu, Inc.	7,600	248,461
Sanrio Co., Ltd.	6,700	137,207
Sansan, Inc. (b)	11,600	130,525
Santen Pharmaceutical Co., Ltd.	54,400	545,550
Sanwa Holdings Corp.	26,700	271,036
Security Description	Shares	Value
Sanyo Chemical Industries, Ltd.	1,300	$53,588
Sanyo Denki Co., Ltd.	1,500	60,161
Sanyo Special Steel Co., Ltd. (c)	8,000	138,611
Sapporo Holdings, Ltd.	9,400	177,698
Sato Holdings Corp.	2,600	36,463
Sawai Group Holdings Co., Ltd.	7,900	289,329
SB Technology Corp.	1,400	28,899
SBI Holdings, Inc.	37,000	936,349
SBS Holdings, Inc.	4,500	122,732
SCREEN Holdings Co., Ltd. (c)	5,600	559,859
SCSK Corp.	23,600	404,788
Secom Co., Ltd.	33,000	2,394,461
Sega Sammy Holdings, Inc.	27,800	480,835
Seibu Holdings, Inc. (c)	42,700	442,917
Seikagaku Corp. (c)	12,800	91,777
Seiko Epson Corp.	42,300	637,380
Seiko Holdings Corp.	2,900	54,286
Seino Holdings Co., Ltd.	21,700	198,018
Seiren Co., Ltd. (c)	6,100	111,037
Sekisui Chemical Co., Ltd.	55,900	803,394
Sekisui House REIT, Inc.	632	419,378
Sekisui House, Ltd.	96,100	1,864,468
Sekisui Jushi Corp.	3,600	52,206
Senko Group Holdings Co., Ltd.	21,600	158,676
Septeni Holdings Co., Ltd.	11,000	57,269
Seria Co., Ltd.	9,800	223,167
Seven & i Holdings Co., Ltd.	117,200	5,604,571
Seven Bank, Ltd. (c)	89,200	174,618
SG Holdings Co., Ltd.	48,400	914,150
Sharp Corp. (c)	32,400	303,345
Shibaura Machine Co., Ltd.	2,900	80,892
Shibuya Corp.	1,200	23,939
SHIFT, Inc. (b)	1,600	281,569
Shiga Bank, Ltd.	4,200	75,684
Shikoku Chemicals Corp.	6,600	72,343
Shikoku Electric Power Co., Inc.	23,200	150,457
Shima Seiki Manufacturing, Ltd. (c)	2,400	36,603
Shimadzu Corp.	37,100	1,279,873
Shimamura Co., Ltd.	3,600	320,926
Shimano, Inc.	11,700	2,687,455
Shimizu Corp.	82,600	497,186
Shin-Etsu Chemical Co., Ltd.	55,200	8,411,934
Shin-Etsu Polymer Co., Ltd.	10,100	93,328
Shinko Electric Industries Co., Ltd.	10,200	481,253
Shinmaywa Industries, Ltd.	5,600	41,533
Shinsei Bank, Ltd. (b)	18,300	334,782
Shionogi & Co., Ltd.	41,600	2,563,730
Ship Healthcare Holdings, Inc.	11,300	183,616

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Shiseido Co., Ltd.	62,900	$3,186,536
Shizuoka Bank, Ltd.	67,500	475,174
Shizuoka Gas Co., Ltd.	8,100	56,562
SHO-BOND Holdings Co., Ltd.	7,500	327,293
Shochiku Co., Ltd. (b)	2,800	281,279
Shoei Co., Ltd.	3,200	119,606
Shoei Foods Corp. (c)	2,300	77,045
Showa Denko KK	26,600	526,785
Showa Sangyo Co., Ltd.	2,400	51,659
Siix Corp. (c)	3,200	27,761
Sinko Industries, Ltd. (c)	3,500	49,535
SKY Perfect JSAT Holdings, Inc.	14,300	48,568
Skylark Holdings Co., Ltd. (b)(c)	34,600	448,417
SMC Corp.	8,900	4,990,007
SMS Co., Ltd.	10,300	283,318
Snow Peak, Inc. (c)	3,200	86,138
Sodick Co., Ltd.	9,700	62,110
Softbank Corp.	449,600	5,259,500
SoftBank Group Corp.	191,600	8,592,126
Sohgo Security Services Co., Ltd.	10,700	349,992
Sojitz Corp.	35,820	590,876
Solasto Corp.	6,300	50,826
Sompo Holdings, Inc.	49,600	2,185,999
Sony Group Corp.	197,400	20,368,719
Sosei Group Corp. (b)(c)	13,900	160,154
SOSiLA Logistics REIT, Inc.	112	148,065
Sotetsu Holdings, Inc. (c)	18,600	348,514
S-Pool, Inc.	7,200	73,258
Square Enix Holdings Co., Ltd.	13,500	599,830
SRE Holdings Corp. (b)	800	21,944
Stanley Electric Co., Ltd.	18,900	358,421
Star Asia Investment Corp. REIT	230	117,677
Star Micronics Co., Ltd.	4,800	60,399
Starts Corp., Inc.	4,500	88,352
Starts Proceed Investment Corp. REIT	62	121,420
Strike Co., Ltd.	1,300	49,851
Subaru Corp.	96,300	1,534,131
Sugi Holdings Co., Ltd.	6,600	327,659
SUMCO Corp.	50,600	830,556
Sumitomo Bakelite Co., Ltd.	4,800	194,913
Sumitomo Chemical Co., Ltd.	233,200	1,070,990
Sumitomo Corp.	175,700	3,052,039
Sumitomo Dainippon Pharma Co., Ltd.	27,100	268,166
Sumitomo Densetsu Co., Ltd.	1,800	32,815
Sumitomo Electric Industries, Ltd.	114,100	1,360,416
Sumitomo Forestry Co., Ltd.	21,300	376,443
Sumitomo Heavy Industries, Ltd.	16,000	367,757
Security Description	Shares	Value
Sumitomo Metal Mining Co., Ltd.	39,100	$1,986,905
Sumitomo Mitsui Construction Co., Ltd.	22,100	75,513
Sumitomo Mitsui Financial Group, Inc.	204,400	6,476,076
Sumitomo Mitsui Trust Holdings, Inc.	53,600	1,749,637
Sumitomo Osaka Cement Co., Ltd. (c)	4,800	131,968
Sumitomo Realty & Development Co., Ltd.	46,800	1,299,100
Sumitomo Rubber Industries, Ltd.	25,900	238,025
Sumitomo Warehouse Co., Ltd.	10,700	201,107
Sun Corp.	1,600	25,339
Sun Frontier Fudousan Co., Ltd.	5,800	49,833
Sundrug Co., Ltd.	16,200	395,744
Suntory Beverage & Food, Ltd.	20,800	795,179
Suruga Bank, Ltd.	34,300	114,384
Suzuken Co., Ltd.	11,400	338,705
Suzuki Motor Corp.	57,400	1,973,025
Sysmex Corp.	26,100	1,896,043
Systena Corp.	40,900	143,791
T Hasegawa Co., Ltd.	4,000	85,161
T&D Holdings, Inc.	80,800	1,100,400
Tadano, Ltd.	23,700	199,024
Taihei Dengyo Kaisha, Ltd.	3,100	67,127
Taiheiyo Cement Corp. (c)	17,900	295,849
Taikisha, Ltd.	3,300	82,303
Taisei Corp.	29,400	851,304
Taisho Pharmaceutical Holdings Co., Ltd.	5,700	265,399
Taiyo Holdings Co., Ltd.	5,000	132,439
Taiyo Yuden Co., Ltd.	18,000	808,241
Takamatsu Construction Group Co., Ltd.	1,300	21,986
Takara Bio, Inc.	7,300	133,945
Takara Holdings, Inc.	21,100	189,927
Takara Leben Real Estate Investment Corp. REIT	85	86,151
Takara Standard Co., Ltd.	3,300	34,265
Takasago International Corp. (c)	2,900	65,248
Takasago Thermal Engineering Co., Ltd.	6,800	96,709
Takashimaya Co., Ltd.	20,500	194,928
Takeda Pharmaceutical Co., Ltd.	247,638	7,076,971
Takeuchi Manufacturing Co., Ltd.	5,200	112,154
Taki Chemical Co., Ltd. (c)	800	34,019
Takuma Co., Ltd.	9,400	109,824
Tama Home Co., Ltd.	2,200	45,987

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Tamron Co., Ltd.	2,900	$56,505
Tamura Corp. (c)	13,300	66,693
TBS Holdings, Inc.	5,200	76,008
TDK Corp.	60,600	2,192,851
TechMatrix Corp. (c)	5,400	94,252
TechnoPro Holdings, Inc.	16,400	444,374
Teijin, Ltd.	29,700	331,475
Teikoku Sen-I Co., Ltd. (c)	4,100	58,073
Tenma Corp.	3,800	75,320
Terumo Corp.	100,600	3,053,158
T-Gaia Corp.	1,700	22,782
THK Co., Ltd.	18,400	406,120
TIS, Inc.	33,500	786,344
TKC Corp.	4,400	119,756
Toa Corp.	2,000	40,885
Toagosei Co., Ltd.	18,700	164,884
Tobu Railway Co., Ltd.	28,600	697,483
TOC Co., Ltd. (c)	8,700	47,456
Tocalo Co., Ltd.	8,100	89,594
Toda Corp.	34,200	207,767
Toei Co., Ltd.	800	111,144
Toenec Corp.	1,200	32,310
Toho Bank, Ltd.	30,200	50,720
Toho Co., Ltd.	16,900	640,569
Toho Gas Co., Ltd.	11,300	252,274
Toho Holdings Co., Ltd.	11,800	178,708
Toho Titanium Co., Ltd.	4,900	58,331
Tohoku Electric Power Co., Inc.	67,200	393,443
Tokai Carbon Co., Ltd. (c)	26,200	245,164
Tokai Corp.	2,300	32,469
TOKAI Holdings Corp.	14,600	103,260
Tokai Rika Co., Ltd.	7,800	95,877
Tokai Tokyo Financial Holdings, Inc.	29,600	97,452
Token Corp.	1,100	81,463
Tokio Marine Holdings, Inc.	98,300	5,737,594
Tokushu Tokai Paper Co., Ltd. (c)	2,000	52,036
Tokuyama Corp.	9,300	130,520
Tokyo Century Corp. (c)	5,200	191,210
Tokyo Electric Power Co. Holdings, Inc. (b)	282,900	936,657
Tokyo Electron, Ltd.	23,300	12,001,956
Tokyo Gas Co., Ltd.	56,700	1,041,140
Tokyo Ohka Kogyo Co., Ltd.	4,800	287,439
Tokyo Seimitsu Co., Ltd.	5,200	206,131
Tokyo Steel Manufacturing Co., Ltd.	15,900	150,868
Tokyo Tatemono Co., Ltd.	28,500	428,371
Tokyotokeiba Co., Ltd.	1,600	57,094
Tokyu Construction Co., Ltd.	9,200	50,618
Tokyu Corp.	74,800	973,368
Tokyu Fudosan Holdings Corp.	92,400	508,642
Tokyu REIT, Inc.	123	199,672
TOMONY Holdings, Inc.	28,300	75,795
Security Description	Shares	Value
Tomy Co., Ltd.	12,400	$123,652
Topcon Corp.	14,800	188,064
TOPPAN, INC.	41,000	725,413
Topre Corp.	2,800	26,819
Toray Industries, Inc.	217,100	1,132,220
Toridoll Holdings Corp. (c)	6,600	137,255
Torii Pharmaceutical Co., Ltd.	3,800	97,666
Tosei Corp.	5,700	54,508
Toshiba Corp.	61,100	2,328,381
Toshiba TEC Corp.	4,700	188,761
Tosho Co., Ltd.	2,300	33,192
Tosoh Corp.	39,300	582,581
Totetsu Kogyo Co., Ltd.	2,900	53,964
TOTO, Ltd.	21,400	862,021
Towa Pharmaceutical Co., Ltd.	2,800	63,093
Toyo Construction Co., Ltd. (b)	16,800	106,745
Toyo Gosei Co., Ltd. (c)	500	44,127
Toyo Ink SC Holdings Co., Ltd.	4,100	63,909
Toyo Seikan Group Holdings, Ltd.	20,700	237,513
Toyo Suisan Kaisha, Ltd.	13,300	477,333
Toyo Tanso Co., Ltd.	1,800	46,360
Toyo Tire Corp.	16,300	207,880
Toyobo Co., Ltd. (c)	20,100	179,798
Toyoda Gosei Co., Ltd.	12,600	208,395
Toyota Boshoku Corp.	8,800	143,525
Toyota Industries Corp.	23,400	1,618,831
Toyota Motor Corp.	1,660,040	30,033,841
Toyota Tsusho Corp.	34,000	1,399,621
TPR Co., Ltd. (c)	3,500	37,229
Trancom Co., Ltd.	1,300	75,232
Transcosmos, Inc. (b)	3,700	96,376
TRE Holdings Corp.	5,800	94,035
Trend Micro, Inc.	20,900	1,224,191
Tri Chemical Laboratories, Inc.	3,600	83,657
Trusco Nakayama Corp.	8,700	170,738
TS Tech Co., Ltd.	11,600	130,092
Tsubaki Nakashima Co., Ltd.	4,800	37,755
Tsubakimoto Chain Co.	3,800	94,852
Tsugami Corp. (c)	4,400	47,503
Tsukishima Kikai Co., Ltd.	5,200	46,092
Tsumura & Co.	7,900	207,163
Tsuruha Holdings, Inc.	6,000	382,135
TV Asahi Holdings Corp.	1,900	23,440
UACJ Corp.	3,400	64,872
Ube Industries, Ltd.	19,000	310,406
Uchida Yoko Co., Ltd.	2,700	107,451
Ulvac, Inc.	7,900	402,990
Unicharm Corp.	63,800	2,298,963
Union Tool Co.	2,400	74,755
United Arrows, Ltd.	2,300	34,151
United Super Markets Holdings, Inc. (c)	5,500	47,673

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
United Urban Investment Corp. REIT	426	$492,461
Universal Entertainment Corp. (b)	3,600	80,674
Usen-Next Holdings Co., Ltd. (c)	5,600	116,408
Ushio, Inc.	13,700	203,424
USS Co., Ltd.	33,200	559,559
UT Group Co., Ltd.	3,200	80,800
Uzabase, Inc. (b)	2,500	21,811
Valor Holdings Co., Ltd.	4,500	78,001
ValueCommerce Co., Ltd.	1,500	45,438
Vector, Inc.	3,200	32,630
Vision, Inc. (b)(c)	2,300	21,660
Visional, Inc. (b)(c)	1,700	104,939
VT Holdings Co., Ltd.	20,000	73,011
Wacoal Holdings Corp.	7,800	117,609
Wacom Co., Ltd. (c)	24,300	186,847
Wakita & Co., Ltd.	7,000	57,438
WDB Holdings Co., Ltd. (c)	2,600	57,754
WealthNavi, Inc. (b)	2,800	46,641
Weathernews, Inc.	700	51,721
Welcia Holdings Co., Ltd.	14,200	350,444
West Holdings Corp. (c)	3,110	122,147
West Japan Railway Co.	34,400	1,429,679
Xebio Holdings Co., Ltd.	7,300	56,591
Yakult Honsha Co., Ltd.	19,800	1,059,385
YAMABIKO Corp.	6,300	77,158
Yamada Holdings Co., Ltd. (b)	125,200	390,403
Yamaguchi Financial Group, Inc.	30,000	166,395
Yamaha Corp.	20,300	884,811
Yamaha Motor Co., Ltd.	45,000	1,011,650
YA-MAN, Ltd. (c)	3,100	29,097
Yamato Holdings Co., Ltd. (c)	44,800	839,388
Yamato Kogyo Co., Ltd.	7,700	234,034
Yamazaki Baking Co., Ltd.	24,500	302,227
Yamazen Corp.	8,300	64,057
Yaoko Co., Ltd.	2,600	141,730
Yaskawa Electric Corp.	38,800	1,516,775
Yellow Hat, Ltd.	4,700	60,510
Yodogawa Steel Works, Ltd.	1,700	36,588
Yokogawa Bridge Holdings Corp.	3,400	54,089
Yokogawa Electric Corp.	42,100	719,478
Yokohama Reito Co., Ltd.	11,000	77,448
Yokohama Rubber Co., Ltd.	17,100	236,004
Yokowo Co., Ltd. (c)	1,700	35,895
Yonex Co., Ltd.	14,000	117,790
Yoshinoya Holdings Co., Ltd. (c)	14,000	271,368
Yuasa Trading Co., Ltd.	3,200	75,899
Yukiguni Maitake Co., Ltd.	3,000	28,153
Yurtec Corp.	5,500	31,154
Z Holdings Corp.	425,500	1,845,007
Zenkoku Hosho Co., Ltd.	9,100	350,719
Security Description	Shares	Value
Zenrin Co., Ltd.	3,600	$29,358
Zensho Holdings Co., Ltd. (c)	14,800	346,799
Zeon Corp.	19,300	214,863
ZERIA Pharmaceutical Co., Ltd.	2,600	40,579
Zojirushi Corp. (c)	5,000	59,392
ZOZO, Inc.	18,800	503,569
Zuken, Inc.	1,600	39,353
		680,177,899
JERSEY — 0.0% (a)
JTC PLC (d)	17,708	196,256
Sanne Group PLC (b)	28,034	337,366
		533,622
JORDAN — 0.0% (a)
Hikma Pharmaceuticals PLC	25,372	686,048
KENYA — 0.0% (a)
Vivo Energy PLC (d)	59,856	107,654
KUWAIT — 0.2%
Agility Public Warehousing Co. KSC	190,000	687,781
Boubyan Bank KSCP (b)	175,000	541,629
Boubyan Petrochemicals Co. KSCP	46,160	151,942
Burgan Bank SAK	140,186	134,151
Gulf Bank KSCP	163,000	172,174
Humansoft Holding Co. KSC	9,000	95,558
Kuwait Finance House KSCP	692,867	2,441,305
Mabanee Co. KPSC	62,540	189,184
Mobile Telecommunications Co. KSCP	331,000	684,254
National Bank of Kuwait SAKP	1,043,917	3,774,615
National Industries Group Holding SAK (b)	200,000	184,734
Qurain Petrochemical Industries Co.	69,572	87,831
Warba Bank KSCP (b)	149,233	138,384
		9,283,542
LIECHTENSTEIN — 0.0% (a)
Implantica AG SDR (b)	2,687	15,137
Liechtensteinische Landesbank AG	2,594	156,158
		171,295
LUXEMBOURG — 0.1%
APERAM SA	7,578	336,861
ArcelorMittal SA	101,109	3,257,677
B&S Group Sarl (d)	10,280	81,016
Eurofins Scientific SE	21,511	2,140,239
Global Fashion Group SA (b)	11,973	22,345
Reinet Investments SCA	23,256	521,635
SES SA	59,192	543,682
		6,903,455

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
MACAU — 0.1%
Galaxy Entertainment Group, Ltd.	350,000	$2,071,586
MECOM Power and Construction, Ltd.	168,000	76,584
MGM China Holdings, Ltd. (b)(c)	141,200	89,284
Sands China, Ltd. (b)	380,000	904,231
SJM Holdings, Ltd. (b)	287,000	140,954
Wynn Macau, Ltd. (b)(c)	225,600	163,528
		3,446,167
MALAYSIA — 0.4%
Alliance Bank Malaysia Bhd	140,600	125,495
AMMB Holdings Bhd (b)	222,900	196,437
Axiata Group Bhd	464,211	418,422
Axis Real Estate Investment Trust	123,660	54,702
Bank Islam Malaysia Bhd	62,000	43,498
Berjaya Sports Toto Bhd	115,544	52,656
Bermaz Auto Bhd	173,300	73,775
British American Tobacco Malaysia Bhd	23,500	69,526
Bursa Malaysia Bhd	132,900	223,264
Carlsberg Brewery Malaysia Bhd Class B	17,500	90,398
CIMB Group Holdings Bhd	971,371	1,230,497
CTOS Digital Bhd	342,900	128,495
D&O Green Technologies Bhd	50,200	53,064
Dialog Group Bhd	573,500	372,870
DiGi.Com Bhd	429,800	397,981
DRB-Hicom Bhd	194,800	67,940
Fraser & Neave Holdings Bhd	28,600	142,838
Frencken Group, Ltd.	40,300	48,908
Frontken Corp. Bhd	92,850	66,039
Gamuda Bhd	192,416	157,993
Genting Bhd	342,300	380,046
Genting Malaysia Bhd	363,100	256,246
Genting Plantations Bhd	24,900	50,632
Greatech Technology Bhd (b)	38,300	42,638
HAP Seng Consolidated Bhd	67,500	120,079
Hartalega Holdings Bhd	224,200	258,605
Heineken Malaysia Bhd	18,500	98,907
Hong Leong Bank Bhd	92,132	441,824
Hong Leong Financial Group Bhd	46,600	217,221
Hong Seng Consolidated Bhd (b)	295,000	182,451
IGB Real Estate Investment Trust	237,700	86,493
IHH Healthcare Bhd	234,400	344,552
IJM Corp. Bhd	331,300	131,432
Inari Amertron Bhd	485,100	350,920
IOI Corp. Bhd	323,900	316,791
IOI Properties Group Bhd	371,500	86,585
Security Description	Shares	Value
Kossan Rubber Industries Bhd	156,300	$72,858
KPJ Healthcare Bhd	237,200	56,846
Kuala Lumpur Kepong Bhd	52,869	316,856
Magnum Bhd	110,393	47,732
Malakoff Corp. Bhd	123,000	17,504
Malayan Banking Bhd	698,043	1,483,489
Malaysia Airports Holdings Bhd (b)	119,624	197,726
Malaysian Pacific Industries Bhd	23,900	204,695
Maxis Bhd	398,000	371,212
Mega First Corp. BHD	55,600	49,121
Mi Technovation Bhd	17,800	8,312
MISC Bhd	163,800	285,980
My EG Services Bhd	1,041,890	251,989
Nestle Malaysia Bhd	15,100	479,781
Pentamaster Corp. Bhd	53,300	47,371
Petronas Chemicals Group Bhd	335,400	765,763
Petronas Dagangan Bhd	50,900	247,191
Petronas Gas Bhd	126,100	499,131
PPB Group Bhd	104,780	426,122
Press Metal Aluminium Holdings Bhd	482,100	710,867
Public Bank Bhd	2,172,500	2,409,911
QL Resources Bhd	133,950	159,921
RHB Bank Bhd	272,163	385,785
Sapura Energy Bhd (b)	266,700	2,220
Scientex Bhd	74,400	71,839
Serba Dinamik Holdings Bhd (f)	144,900	6,031
Sime Darby Bhd	350,035	199,371
Sime Darby Plantation Bhd	229,843	271,092
Sime Darby Property Bhd	142,535	20,000
SKP Resources Bhd	339,125	113,243
SP Setia Bhd Group	134,214	40,219
Sunway Bhd	241,400	100,470
Sunway Real Estate Investment Trust	264,700	88,763
Supermax Corp. Bhd	400,272	112,330
Syarikat Takaful Malaysia Keluarga Bhd	36,789	31,739
Telekom Malaysia Bhd	138,403	160,959
Tenaga Nasional Bhd	350,900	751,079
TIME dotCom Bhd	123,300	125,860
Top Glove Corp. Bhd	694,500	317,127
United Plantations Bhd	18,700	66,704
UWC Bhd	40,400	37,204
ViTrox Corp. Bhd	70,600	136,950
VS Industry Bhd	444,000	108,277
Westports Holdings Bhd	139,500	132,707
Yinson Holdings Bhd	70,700	80,478
YTL Corp. Bhd	471,800	66,202
		19,917,247

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
MALTA — 0.0% (a)
Kambi Group PLC (b)	4,950	$114,598
Kindred Group PLC SDR	34,093	375,287
Media & Games Invest SE (b)	11,300	41,693
		531,578
MEXICO — 0.7%
Alfa SAB de CV Class A	517,600	392,184
Alsea SAB de CV (b)	104,100	260,276
America Movil SAB de CV Series L	5,267,600	5,578,764
Arca Continental SAB de CV	78,800	534,435
Axtel SAB de CV Series CPO (b)(c)	240,285	33,858
Banco del Bajio SA (d)	139,700	382,560
Becle SAB de CV	112,900	277,126
Bolsa Mexicana de Valores SAB de CV	116,900	246,556
Cemex SAB de CV Series CPO (b)	2,435,964	1,305,810
Coca-Cola Femsa SAB de CV	93,560	513,872
Concentradora Fibra Danhos SA de CV REIT	88,800	105,267
Controladora Vuela Cia de Aviacion SAB de CV Class A (b)	174,300	317,624
Corp. Inmobiliaria Vesta SAB de CV	142,000	270,870
Fibra Uno Administracion SA de CV REIT	527,200	615,974
Fomento Economico Mexicano SAB de CV	305,000	2,529,074
GCC SAB de CV (c)	39,000	280,463
Genomma Lab Internacional SAB de CV Class B	212,600	232,941
Gentera SAB de CV (b)	285,400	241,721
Gruma SAB de CV Class B	38,450	482,312
Grupo Aeroportuario del Centro Norte SAB de CV	54,054	403,413
Grupo Aeroportuario del Pacifico SAB de CV Class B (b)	61,500	994,911
Grupo Aeroportuario del Sureste SAB de CV Class B	35,635	793,273
Grupo Bimbo SAB de CV Class A	266,100	801,422
Grupo Carso SAB de CV Series A1	102,200	381,341
Grupo Comercial Chedraui SA de CV	58,995	151,348
Grupo Financiero Banorte SAB de CV Series O	404,900	3,036,445
Grupo Financiero Inbursa SAB de CV Series O (b)(c)	399,200	834,152
Grupo Herdez SAB de CV	61,517	96,708
Security Description	Shares	Value
Grupo Mexico SAB de CV Class B	489,900	$2,923,383
Grupo Rotoplas SAB de CV (b)	110,255	140,099
Grupo Televisa SAB Series CPO	405,200	950,113
Grupo Traxion SAB de CV (b)(c)(d)	93,900	150,394
Industrias Penoles SAB de CV	26,420	332,920
Kimberly-Clark de Mexico SAB de CV Class A	264,700	371,392
La Comer SAB de CV (c)	115,600	225,902
Macquarie Mexico Real Estate Management SA de CV REIT (d)	194,700	232,465
Megacable Holdings SAB de CV	74,700	224,490
Nemak SAB de CV (b)(d)	609,961	163,945
Operadora de Sites Mexicanos SA (c)	239,200	303,708
Orbia Advance Corp. SAB de CV	197,557	520,194
PLA Administradora Industrial S de RL de CV REIT	187,600	263,498
Prologis Property Mexico SA de CV REIT	107,914	281,014
Promotora y Operadora de Infraestructura SAB de CV	43,590	344,445
Qualitas Controladora SAB de CV (c)	41,700	238,360
Regional SAB de CV	49,700	348,364
Wal-Mart de Mexico SAB de CV	814,900	3,347,538
		33,456,924
MONGOLIA — 0.0% (a)
Turquoise Hill Resources, Ltd. (b)	17,270	519,047
NETHERLANDS — 3.0%
Aalberts NV	16,313	850,333
ABN AMRO Bank NV (c)(d)	69,243	889,337
Accell Group NV (b)	4,638	295,421
Adyen NV (b)(d)	3,105	6,185,636
Aegon NV	286,217	1,526,052
Akzo Nobel NV	29,444	2,544,533
Alfen Beheer B.V. (b)(c)(d)	3,697	376,987
AMG Advanced Metallurgical Group NV	5,803	250,760
Arcadis NV	12,265	554,258
Argenx SE (b)	7,237	2,277,349
ASM International NV	7,373	2,700,276
ASML Holding NV	64,702	43,485,415
ASR Nederland NV	21,180	994,529
Basic-Fit NV (b)(d)	7,846	351,037
BE Semiconductor Industries NV	10,332	885,829
Boskalis Westminster	11,780	424,261

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Brunel International NV	7,083	$86,462
CM.com NV (b)(c)	3,999	86,996
Corbion NV	10,434	359,111
Eurocommercial Properties NV	7,396	203,932
Euronext NV (d)	13,413	1,225,590
EXOR NV	16,306	1,246,748
Fastned B.V. (b)(c)	521	24,785
Flow Traders (d)	4,876	166,473
ForFarmers NV	3,364	12,760
Fugro NV (b)	15,515	186,792
Heineken Holding NV	18,377	1,447,303
Heineken NV	40,669	3,911,670
IMCD NV	9,084	1,558,627
ING Groep NV	611,131	6,417,690
Intertrust NV (b)(d)	14,461	316,092
JDE Peet's NV	15,371	443,469
Koninklijke Ahold Delhaize NV	163,362	5,285,022
Koninklijke BAM Groep NV (b)	39,909	121,102
Koninklijke DSM NV (c)	27,294	4,910,976
Koninklijke KPN NV	541,776	1,890,828
Koninklijke Philips NV	143,449	4,399,598
Koninklijke Vopak NV	10,468	340,645
Meltwater NV (b)(c)	16,118	30,112
NN Group NV	42,714	2,177,216
NSI NV REIT	2,948	130,241
OCI NV (b)	16,167	574,069
Pharming Group NV (b)(c)	152,999	135,047
PostNL NV	86,477	331,485
Randstad NV (c)	19,762	1,195,658
SBM Offshore NV	22,826	363,944
Shell PLC	1,205,229	33,109,208
Shop Apotheke Europe NV (b)(d)	1,829	166,728
SIF Holding NV (c)	5,076	66,439
Signify NV (d)	19,666	920,104
Sligro Food Group NV (b)	3,660	89,481
TKH Group NV	6,139	344,703
TomTom NV (b)(c)	14,221	133,003
Universal Music Group NV	114,109	3,063,662
Van Lanschot Kempen NV ADR	4,664	124,837
Vastned Retail NV REIT	2,401	72,478
Wereldhave NV REIT (c)	8,129	159,346
Wolters Kluwer NV	41,133	4,410,409
		146,832,854
NEW ZEALAND — 0.2%
a2 Milk Co., Ltd. (b)	108,379	423,812
Air New Zealand, Ltd. (b)	110,572	98,895
Argosy Property, Ltd.	151,973	145,385
Auckland International Airport, Ltd. (b)	185,756	1,008,681
Chorus, Ltd.	66,596	342,380
Contact Energy, Ltd.	115,174	650,507
Security Description	Shares	Value
Fisher & Paykel Healthcare Corp., Ltd.	85,565	$1,440,976
Fletcher Building, Ltd.	112,682	498,654
Genesis Energy, Ltd.	88,311	176,646
Goodman Property Trust REIT	173,155	283,776
Infratil, Ltd.	103,724	593,909
Kiwi Property Group, Ltd.	261,389	199,552
Mercury NZ, Ltd.	100,727	414,990
Meridian Energy, Ltd.	190,105	664,726
Oceania Healthcare, Ltd. (c)	179,750	130,774
Precinct Properties New Zealand, Ltd.	202,767	220,961
Pushpay Holdings, Ltd. (b)	141,424	111,414
Ryman Healthcare, Ltd.	60,789	394,882
SKYCITY Entertainment Group, Ltd. (b)	116,799	232,737
Spark New Zealand, Ltd.	277,076	880,005
Summerset Group Holdings, Ltd.	33,320	271,374
Synlait Milk, Ltd. (b)	31,924	73,361
Xero, Ltd. (b)	21,771	1,655,815
Z Energy, Ltd.	93,478	243,820
		11,158,032
NIGERIA — 0.0% (a)
Airtel Africa PLC (d)	191,753	350,860
NORWAY — 0.6%
Aker ASA Class A	4,585	422,152
Aker BP ASA	20,630	774,742
Aker Carbon Capture ASA (b)	40,882	105,855
Aker Horizons Holding A/S (b)(c)	15,027	38,627
Aker Solutions ASA (b)	36,999	128,132
Atea ASA (b)	13,837	208,172
Austevoll Seafood ASA	20,148	313,701
Bonheur ASA	2,878	117,320
Borregaard ASA	15,205	302,239
BW Offshore, Ltd.	28,194	93,631
Crayon Group Holding ASA (b)(d)	10,593	200,837
DNB Bank ASA	144,969	3,300,029
DNO ASA	65,996	96,937
Elkem ASA (d)	56,997	244,879
Elopak ASA (b)	40,800	69,664
Entra ASA (d)	19,912	401,246
Equinor ASA (c)	151,439	5,692,923
Europris ASA (d)	25,386	164,033
Fjordkraft Holding ASA (d)	25,293	97,118
FLEX LNG, Ltd. (b)	7,577	211,340
Frontline, Ltd. (b)	14,558	127,574
Gjensidige Forsikring ASA (c)	31,912	796,745
Golden Ocean Group, Ltd.	19,425	240,409
Grieg Seafood ASA (b)	7,676	104,968
Hexagon Composites ASA (b)	16,673	60,261
Hexagon Purus ASA (b)	8,778	31,702

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Kahoot! ASA (b)(c)	53,536	$167,539
Kongsberg Gruppen ASA	14,931	596,911
Leroy Seafood Group ASA	48,893	451,551
LINK Mobility Group Holding ASA (b)	53,360	104,555
Mowi ASA	69,251	1,878,106
MPC Container Ships ASA (b)	56,147	188,909
NEL ASA (b)	250,516	423,582
Nordic Semiconductor ASA (b)	27,233	698,473
Norsk Hydro ASA	211,137	2,065,421
Norway Royal Salmon ASA	3,708	88,983
Norwegian Air Shuttle ASA (b)	131,941	161,807
Nykode Therapeutics A/S (b)	19,435	96,646
Orkla ASA	114,845	1,027,323
Pexip Holding ASA (b)(c)	22,324	82,807
Protector Forsikring ASA	9,425	131,070
Quantafuel ASA (b)(c)	14,531	34,119
Salmar ASA	9,618	765,499
Sbanken ASA (d)	3,274	39,240
Schibsted ASA Class A	11,760	291,838
Schibsted ASA Class B	16,652	358,787
Selvaag Bolig ASA	6,732	38,305
SpareBank 1 Nord Norge	20,807	255,566
SpareBank 1 Oestlandet	5,849	93,426
SpareBank 1 SMN	20,154	324,150
SpareBank 1 SR-Bank ASA	30,613	469,195
Stolt-Nielsen, Ltd.	6,169	117,115
Storebrand ASA (c)	73,126	736,171
Telenor ASA	110,531	1,596,924
TGS ASA	25,936	387,994
Tomra Systems ASA	19,170	984,631
Veidekke ASA	21,229	296,904
Volue ASA (b)	18,171	93,099
Wallenius Wilhelmsen ASA (b)	67,834	501,092
XXL ASA (d)	14,987	19,141
		29,912,115
PERU — 0.1%
Cia de Minas Buenaventura SAA ADR (b)	44,100	444,087
Credicorp, Ltd.	10,800	1,856,196
Hochschild Mining PLC	31,281	52,636
Intercorp Financial Services, Inc. (c)	8,000	276,400
Southern Copper Corp.	14,200	1,077,780
		3,707,099
PHILIPPINES — 0.2%
Aboitiz Equity Ventures, Inc.	274,520	315,662
AC Energy Corp.	475,500	79,946
Alliance Global Group, Inc.	450,900	108,919
Ayala Corp.	38,170	606,580
Ayala Land, Inc.	1,138,900	768,981
Security Description	Shares	Value
Bank of the Philippine Islands	280,727	$540,350
BDO Unibank, Inc.	264,903	676,671
Bloomberry Resorts Corp. (b)	323,200	42,631
Cebu Air, Inc. (b)	4,500	4,187
Century Pacific Food, Inc.	38,000	17,258
Cosco Capital, Inc.	131,800	12,583
DMCI Holdings, Inc.	200,500	34,989
Filinvest Land, Inc.	726,000	15,153
Globe Telecom, Inc.	3,345	164,168
GT Capital Holdings, Inc.	10,147	107,906
International Container Terminal Services, Inc.	126,160	546,534
JG Summit Holdings, Inc.	414,050	490,369
Jollibee Foods Corp.	43,490	188,842
Manila Electric Co.	46,840	337,661
Manila Water Co., Inc.	83,400	32,405
Megaworld Corp.	1,365,000	78,929
Metro Pacific Investments Corp.	1,265,000	92,605
Metropolitan Bank & Trust Co.	261,986	287,899
PLDT, Inc.	11,065	395,599
Puregold Price Club, Inc.	253,980	175,153
Robinsons Land Corp.	212,444	83,831
Robinsons Retail Holdings, Inc.	77,600	83,306
Security Bank Corp.	36,670	77,044
SM Investments Corp.	35,195	618,268
SM Prime Holdings, Inc.	1,345,100	980,647
Universal Robina Corp.	136,620	319,471
Vista Land & Lifescapes, Inc.	108,000	5,422
		8,289,969
POLAND — 0.2%
Alior Bank SA (b)	13,668	149,350
Allegro.eu SA (b)(d)	56,940	480,877
Asseco Poland SA	9,859	190,804
Bank Handlowy w Warszawie SA	5,365	82,125
Bank Millennium SA (b)	87,519	138,323
Bank Polska Kasa Opieki SA	27,924	752,588
Budimex SA	1,698	90,905
CCC SA (b)	4,227	59,757
CD Projekt SA (c)	10,175	421,127
Celon Pharma SA	1,053	6,667
Ciech SA	2,728	28,172
Cyfrowy Polsat SA	37,773	250,749
Dino Polska SA (b)(d)	7,073	575,565
Enea SA (b)	20,497	45,047
Eurocash SA	12,734	40,107
Grupa Azoty SA (b)	4,618	47,275
Grupa Lotos SA (b)	13,337	187,078
InPost SA (b)(c)	39,810	254,049
Jastrzebska Spolka Weglowa SA (b)	9,529	176,073
KGHM Polska Miedz SA	23,461	960,683
KRUK SA	3,415	254,800

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
LiveChat Software SA	2,013	$49,282
LPP SA	160	436,519
mBank SA (b)	2,140	179,948
Neuca SA	233	46,359
Orange Polska SA (b)	94,679	178,783
PGE Polska Grupa Energetyczna SA (b)	121,403	263,652
PlayWay SA	89	6,783
Polski Koncern Naftowy ORLEN SA	43,199	781,645
Polskie Gornictwo Naftowe i Gazownictwo SA	242,842	359,951
Powszechna Kasa Oszczednosci Bank Polski SA (b)	126,897	1,205,597
Powszechny Zaklad Ubezpieczen SA	85,657	691,375
Santander Bank Polska SA	5,161	376,274
Tauron Polska Energia SA (b)	151,723	104,187
TEN Square Games SA	433	20,255
Warsaw Stock Exchange	6,425	63,059
XTB SA (d)	6,081	28,162
		9,983,952
PORTUGAL — 0.1%
Altri SGPS SA	8,438	56,668
Banco Comercial Portugues SA Class R (b)(c)	1,431,520	273,565
Corticeira Amorim SGPS SA	4,689	52,273
CTT-Correios de Portugal SA	16,915	84,504
EDP - Energias de Portugal SA	434,544	2,151,150
Galp Energia SGPS SA (c)	78,466	997,760
Jeronimo Martins SGPS SA	44,328	1,069,579
Navigator Co. SA	32,078	120,106
NOS SGPS SA	43,721	185,285
REN - Redes Energeticas Nacionais SGPS SA	60,188	190,859
Semapa-Sociedade de Investimento e Gestao	5,579	74,862
Sonae SGPS SA	135,316	156,214
		5,412,825
QATAR — 0.2%
Aamal Co.	543,233	173,164
Al Meera Consumer Goods Co. QSC	25,614	135,816
Barwa Real Estate Co.	230,600	220,903
Commercial Bank PQSC	254,403	521,834
Doha Bank QPSC	321,420	227,710
Gulf International Services QSC (b)	149,047	79,939
Industries Qatar QSC	215,487	1,123,167
Masraf Al Rayan QSC	680,055	965,438
Mesaieed Petrochemical Holding Co.	504,113	402,820
Ooredoo QSC	134,267	262,211
Security Description	Shares	Value
Qatar Aluminium Manufacturing Co.	379,745	$265,902
Qatar Electricity & Water Co. QSC	64,414	322,968
Qatar Fuel QSC	55,946	274,641
Qatar Gas Transport Co., Ltd.	386,091	379,544
Qatar Insurance Co. SAQ	269,557	178,385
Qatar International Islamic Bank QSC	85,174	258,765
Qatar Islamic Bank SAQ	172,961	1,132,255
Qatar National Bank QPSC	658,509	4,161,534
Qatar National Cement Co. QSC	104,845	149,890
Qatar Navigation QSC	108,821	256,981
United Development Co. QSC	199,242	80,425
Vodafone Qatar QSC	240,260	105,228
		11,679,520
ROMANIA — 0.0% (a)
NEPI Rockcastle PLC	63,684	424,155
RUSSIA — 0.0% (a)
Alrosa PJSC (b)(f)	330,200	—
CREDIT BANK OF MOSCOW PJSC (b)(f)	2,707,900	—
Gazprom PJSC ADR (e)(f)	164,129	—
Gazprom PJSC (f)	1,448,730	—
Globaltrans Investment PLC GDR (f)	26,586	—
Inter RAO UES PJSC (b)(f)	5,356,000	—
LUKOIL PJSC ADR (f)	9,837	—
LUKOIL PJSC (f)	51,315	—
Magnit PJSC GDR (f)	53,009	—
MMC Norilsk Nickel PJSC (f)	460	—
MMC Norilsk Nickel PJSC (f)	9,503	—
Mobile TeleSystems PJSC ADR (f)	53,100	—
Mobile TeleSystems PJSC (f)	31,200	—
Moscow Exchange MICEX (b)(f)	191,435	—
Novatek PJSC GDR (f)	13,594	—
Novolipetsk Steel PJSC (b)(f)	224,930	—
Ozon Holdings PLC ADR (b)(f)	6,439	—
PhosAgro PJSC GDR (f)	21,111	—
Polyus PJSC GDR (f)	1,062	—
Polyus PJSC (b)(f)	4,492	—
Rosneft Oil Co PJSC (f)	169,478	—
Rostelecom PJSC (f)	100,000	—
Sberbank of Russia PJSC ADR (f)	34,661	—
Sberbank of Russia PJSC (f)	1,447,380	—
Severstal PAO (f)	31,441	—
Sistema PJSC FC GDR (f)	40,100	—
Surgutneftegas PJSC (f)	888,900	—
Tatneft PJSC ADR (f)	3,048	—
Tatneft PJSC (f)	187,335	—

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
TCS Group Holding PLC GDR (b)(f)	16,178	$—
TCS Group Holding PLC (b)(f)	1,787	—
VK Co., Ltd. GDR (b)(f)	17,475	—
VTB Bank PJSC (f)	437,390,000	—
X5 Retail Group NV GDR (f)	17,591	—
Yandex NV Class A (b)(f)	49,735	—
		—
SAUDI ARABIA — 1.1%
Abdullah Al Othaim Markets Co.	6,581	205,245
Advanced Petrochemical Co.	19,011	355,800
Al Hammadi Co. for Development & Investment	20,250	243,867
Al Moammar Information Systems Co.	3,022	120,933
Al Rajhi Bank	191,001	8,152,642
Al Rajhi Co. for Co-operative Insurance (b)	4,209	94,954
Aldrees Petroleum & Transport Services Co.	6,835	141,174
Alinma Bank	156,857	1,617,545
Almarai Co. JSC	42,004	571,505
Alujain Holding	7,396	126,820
Arab National Bank	86,792	639,987
Arabian Cement Co.	9,227	105,057
Arriyadh Development Co.	18,294	134,170
Aseer Trading Tourism & Manufacturing Co. (b)	26,480	133,220
Bank AlBilad (b)	53,198	874,385
Bank Al-Jazira	59,962	418,639
Banque Saudi Fransi	94,582	1,348,306
Bupa Arabia for Cooperative Insurance Co.	9,718	463,687
City Cement Co.	6,348	46,789
Co. for Cooperative Insurance	11,596	221,539
Dallah Healthcare Co.	7,407	199,149
Dar Al Arkan Real Estate Development Co. (b)	96,566	279,837
Delivery Hero SE (b)(d)	24,800	1,087,132
Dr Sulaiman Al Habib Medical Services Group Co.	9,100	460,047
Dur Hospitality Co. (b)	12,960	96,999
Eastern Province Cement Co.	9,470	123,593
Emaar Economic City (b)	74,864	231,969
Etihad Etisalat Co.	56,306	622,871
Fawaz Abdulaziz Al Hokair & Co. (b)	11,570	45,744
Herfy Food Services Co.	2,033	30,382
Jarir Marketing Co.	8,648	453,125
Leejam Sports Co. JSC	3,769	126,145
Maharah Human Resources Co.	2,209	46,635
Security Description	Shares	Value
Middle East Healthcare Co. (b)	11,802	$101,528
Mobile Telecommunications Co. (b)	51,843	183,205
Mouwasat Medical Services Co.	7,312	413,204
Najran Cement Co.	15,550	80,941
National Agriculture Development Co (b)	20,791	167,231
National Gas & Industrialization Co.	2,926	39,407
National Industrialization Co. (b)	71,502	436,474
National Medical Care Co.	5,781	127,384
National Petrochemical Co.	15,724	193,747
Northern Region Cement Co.	17,439	67,331
Qassim Cement Co.	8,869	198,946
Rabigh Refining & Petrochemical Co. (b)	32,682	244,089
Riyad Bank	208,641	2,081,943
Riyadh Cement Co.	13,985	133,811
SABIC Agri-Nutrients Co.	33,040	1,594,203
Sahara International Petrochemical Co.	58,809	835,456
Saudi Airlines Catering Co. (b)	4,009	91,423
Saudi Arabian Mining Co. (b)	68,029	2,415,300
Saudi Arabian Oil Co. (d)	344,742	3,954,428
Saudi Basic Industries Corp.	140,718	4,890,900
Saudi British Bank	129,741	1,370,431
Saudi Cement Co.	14,485	234,714
Saudi Ceramic Co.	2,497	34,889
Saudi Chemical Co. Holding	16,716	153,731
Saudi Co. For Hardware CJSC (b)	5,311	61,999
Saudi Electricity Co.	124,359	874,002
Saudi Ground Services Co. (b)	13,747	122,242
Saudi Industrial Investment Group	32,906	305,596
Saudi Kayan Petrochemical Co. (b)	124,148	742,087
Saudi National Bank	342,633	6,446,966
Saudi Pharmaceutical Industries & Medical Appliances Corp.	10,157	100,457
Saudi Public Transport Co. (b)	5,953	35,385
Saudi Real Estate Co. (b)	15,161	85,071
Saudi Research & Media Group (b)	6,257	417,768
Saudi Telecom Co.	94,490	2,703,658
Saudia Dairy & Foodstuff Co.	3,420	156,785
Savola Group	45,124	437,178
Seera Group Holding (b)	14,011	78,298
Southern Province Cement Co.	12,949	242,966
United Electronics Co.	5,677	200,692

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
United International Transportation Co.	1,592	$21,830
Yamama Cement Co. (b)	14,880	128,138
Yanbu Cement Co.	10,069	113,069
Yanbu National Petrochemical Co.	41,495	736,568
		53,875,363
SINGAPORE — 0.9%
AEM Holdings, Ltd.	42,600	147,861
AIMS APAC REIT (c)	112,100	114,829
ARA LOGOS Logistics Trust REIT	238,456	149,544
Ascendas India Trust	200,300	175,458
Ascendas Real Estate Investment Trust	537,174	1,159,227
Ascott Residence Trust	302,517	251,455
BOC Aviation, Ltd. (d)	29,300	230,211
BW LPG, Ltd. (d)	11,460	78,714
CapitaLand China Trust REIT	189,400	168,672
CapitaLand Integrated Commercial Trust REIT	775,529	1,284,884
Capitaland Investment, Ltd. (b)	421,800	1,237,731
CDL Hospitality Trusts Stapled Security	175,800	166,789
China Aviation Oil Singapore Corp., Ltd.	29,800	20,148
City Developments, Ltd.	71,500	413,932
ComfortDelGro Corp., Ltd.	324,400	355,410
COSCO Shipping International Singapore Co., Ltd. (b)	128,400	24,131
DBS Group Holdings, Ltd.	282,468	7,412,221
ESR-REIT (c)	438,108	138,993
Far East Hospitality Trust Stapled Security	140,900	67,439
Frasers Centrepoint Trust REIT	148,092	266,157
Frasers Hospitality Trust Stapled Security (c)	135,000	53,368
Frasers Logistics & Commercial Trust REIT	467,339	501,979
Genting Singapore, Ltd.	1,010,200	604,676
Grab Holdings, Ltd. Class A (b)(c)	164,400	575,400
Hafnia, Ltd. (b)	13,802	34,726
Haw Par Corp., Ltd.	18,800	160,827
iFAST Corp., Ltd. (c)	23,300	103,747
IGG, Inc. (c)	181,000	85,777
Japfa, Ltd.	47,400	24,255
Kenon Holdings, Ltd.	5,301	348,718
Keppel Corp., Ltd.	221,500	1,045,970
Keppel DC REIT	238,400	400,667
Keppel Infrastructure Trust	573,500	236,699
Keppel Pacific Oak US REIT	154,800	113,634
Keppel REIT	336,800	302,623
Security Description	Shares	Value
Lendlease Global Commercial REIT (c)	183,200	$104,604
Manulife US Real Estate Investment Trust	204,200	137,601
Mapletree Commercial Trust REIT	365,068	508,673
Mapletree Industrial Trust REIT	307,250	609,165
Mapletree Logistics Trust REIT	474,747	646,098
Mapletree North Asia Commercial Trust REIT	407,300	369,046
Nanofilm Technologies International, Ltd.	42,200	83,919
NetLink NBN Trust	466,600	336,155
Olam Group, Ltd.	125,925	162,832
OUE Commercial Real Estate Investment Trust	402,200	124,436
OUE, Ltd. (c)	121,100	118,116
Oversea-Chinese Banking Corp., Ltd.	525,411	4,773,493
Parkway Life Real Estate Investment Trust	58,900	204,204
Prime US REIT	70,800	53,353
Raffles Medical Group, Ltd.	139,876	120,623
Riverstone Holdings, Ltd.	100,800	73,737
Sasseur Real Estate Investment Trust	189,800	118,507
SATS, Ltd. (b)(c)	103,400	330,047
Sembcorp Industries, Ltd.	158,800	311,686
Sembcorp Marine, Ltd. (b)	2,901,300	210,092
Sheng Siong Group, Ltd.	144,600	162,162
SIA Engineering Co., Ltd. (b)	37,900	71,079
Silverlake Axis, Ltd.	298,000	70,241
Singapore Airlines, Ltd. (b)(c)	217,900	879,474
Singapore Exchange, Ltd.	129,900	953,372
Singapore Post, Ltd.	224,900	107,547
Singapore Press Holdings, Ltd.	244,500	424,558
Singapore Technologies Engineering, Ltd.	237,400	720,158
Singapore Telecommunications, Ltd.	1,268,900	2,467,527
SPH REIT	148,400	106,145
Starhill Global REIT	189,133	85,040
StarHub, Ltd.	126,800	120,568
STMicroelectronics NV	106,535	4,657,225
Suntec Real Estate Investment Trust	303,100	390,326
United Overseas Bank, Ltd.	183,293	4,295,027
UOL Group, Ltd.	69,933	362,629
Venture Corp., Ltd.	42,100	543,346
		44,269,683
SOUTH AFRICA — 1.3%
Absa Group, Ltd.	114,626	1,486,281
AECI, Ltd.	9,970	79,796

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
African Rainbow Minerals, Ltd.	19,779	$387,323
Anglo American Platinum, Ltd.	8,003	1,098,934
Anglo American PLC	200,257	10,429,589
Aspen Pharmacare Holdings, Ltd.	62,850	854,330
Astral Foods, Ltd.	3,513	36,502
AVI, Ltd.	41,899	206,735
Barloworld, Ltd.	19,472	154,523
Bid Corp., Ltd.	53,172	1,157,212
Bidvest Group, Ltd.	47,499	727,153
Capitec Bank Holdings, Ltd.	12,465	1,985,178
Clicks Group, Ltd.	39,864	843,112
Coronation Fund Managers, Ltd.	44,887	142,379
DataTec, Ltd.	45,382	125,894
Dis-Chem Pharmacies, Ltd. (d)	31,283	81,609
Discovery, Ltd. (b)	62,988	784,622
Distell Group Holdings, Ltd. (b)	25,476	301,615
DRDGOLD, Ltd.	44,155	41,507
Equites Property Fund, Ltd. REIT	83,433	130,273
Exxaro Resources, Ltd.	35,745	540,457
FirstRand, Ltd.	785,797	4,147,563
Fortress REIT, Ltd. Class A,	237,535	202,220
Foschini Group, Ltd.	59,911	604,256
Gold Fields, Ltd.	137,247	2,125,352
Growthpoint Properties, Ltd. REIT	577,671	581,921
Harmony Gold Mining Co., Ltd.	102,551	514,310
Hyprop Investments, Ltd. REIT	40,038	95,373
Impala Platinum Holdings, Ltd.	125,114	1,925,792
Investec Property Fund, Ltd. REIT	58,715	48,569
Investec, Ltd.	34,578	230,741
JSE, Ltd.	20,858	159,513
KAP Industrial Holdings, Ltd.	705,488	235,477
Kumba Iron Ore, Ltd.	12,546	557,299
Life Healthcare Group Holdings, Ltd.	263,521	420,191
Massmart Holdings, Ltd. (b)	12,565	39,434
Momentum Metropolitan Holdings (c)	199,219	235,995
Motus Holdings, Ltd.	19,611	143,964
Mr. Price Group, Ltd.	36,746	542,550
MTN Group, Ltd.	263,836	3,413,807
MultiChoice Group, Ltd.	63,242	570,119
Naspers, Ltd. Class N	33,820	3,819,709
Nedbank Group, Ltd.	68,280	1,084,611
Netcare, Ltd.	112,609	124,072
Ninety One, Ltd.	32,085	107,612
Security Description	Shares	Value
Northam Platinum Holdings, Ltd. (b)	58,801	$877,558
Oceana Group, Ltd.	11,307	44,106
Old Mutual, Ltd. (e)	463,081	435,758
Old Mutual, Ltd. (c)(e)	315,585	293,977
Pepkor Holdings, Ltd. (d)	200,000	317,536
Pick n Pay Stores, Ltd.	40,806	150,127
PSG Group, Ltd. (b)	17,508	114,795
Rand Merchant Investment Holdings, Ltd.	112,841	403,023
Redefine Properties, Ltd. REIT	1,014,002	320,595
Remgro, Ltd.	88,007	902,324
Resilient REIT, Ltd.	34,728	144,901
Reunert, Ltd.	15,137	46,595
Royal Bafokeng Platinum, Ltd. (c)	20,752	229,355
Sanlam, Ltd.	301,729	1,485,419
Santam, Ltd.	4,350	86,033
Sappi, Ltd. (b)	75,741	294,930
Sasol, Ltd. (b)	87,690	2,119,998
Scatec ASA (d)	17,766	270,842
Shoprite Holdings, Ltd.	79,973	1,290,812
Sibanye Stillwater, Ltd.	430,814	1,732,290
SPAR Group, Ltd.	29,191	339,025
Standard Bank Group, Ltd.	210,303	2,612,788
Steinhoff International Holdings NV (b)	418,971	95,191
Super Group, Ltd.	99,955	200,622
Telkom SA SOC, Ltd. (b)(c)	39,144	119,153
Thungela Resources, Ltd. (b)(c)	37,800	472,946
Tiger Brands, Ltd.	25,782	285,653
Transaction Capital, Ltd.	95,406	322,862
Truworths International, Ltd.	74,129	296,009
Vodacom Group, Ltd.	103,287	1,130,944
Vukile Property Fund, Ltd. REIT	94,716	90,906
Wilson Bayly Holmes-Ovcon, Ltd.	5,617	31,113
Woolworths Holdings, Ltd.	166,301	655,157
		61,738,817
SOUTH KOREA — 3.4%
ABLBio, Inc. (b)	2,537	53,782
Ace Technologies Corp. (b)	3,286	33,290
AfreecaTV Co., Ltd.	1,389	168,340
Ahnlab, Inc. (c)	2,297	234,618
Alteogen, Inc. (b)	4,543	209,833
Amicogen, Inc. (b)	3,467	85,040
Amorepacific Corp.	5,016	657,544
AMOREPACIFIC Group	3,321	119,562
Ananti, Inc. (b)	6,092	45,238
Anterogen Co., Ltd. (b)	721	16,046
AptaBio Therapeutics, Inc. (b)	1,886	35,623
Asiana Airlines, Inc. (b)	10,835	193,434
BGF retail Co., Ltd.	1,174	168,627

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
BH Co., Ltd.	3,403	$67,808
Binex Co., Ltd. (b)	5,433	71,390
Bioneer Corp. (b)	5,103	163,778
BNC Korea Co., Ltd. (b)	6,546	73,720
BNK Financial Group, Inc.	39,600	257,789
Boryung Pharmaceutical Co., Ltd.	3,324	36,066
Bukwang Pharmaceutical Co., Ltd.	3,983	41,542
Cafe24 Corp. (b)	1,515	26,233
Cellid Co., Ltd. (b)	765	19,483
Cellivery Therapeutics, Inc. (b)	1,476	36,699
Celltrion Healthcare Co., Ltd.	13,614	725,189
Celltrion Pharm, Inc. (b)	2,793	224,235
Celltrion, Inc.	15,514	2,184,030
Chabiotech Co., Ltd. (b)	3,560	55,375
Cheil Worldwide, Inc.	9,959	192,658
Chong Kun Dang Pharmaceutical Corp.	668	53,988
Chunbo Co., Ltd.	931	256,398
CJ CGV Co., Ltd. (b)	2,246	50,615
CJ CheilJedang Corp.	1,143	346,502
CJ Corp.	1,847	127,759
CJ ENM Co., Ltd.	1,582	170,297
CJ Logistics Corp. (b)	1,096	116,450
CMG Pharmaceutical Co., Ltd. (b)	11,128	31,769
Com2uSCorp	2,104	190,479
Cosmax, Inc.	752	51,407
CosmoAM&T Co., Ltd. (b)	2,483	74,181
Coway Co., Ltd.	8,632	486,553
Creative & Innovative System (b)	5,577	66,639
CS Wind Corp.	3,456	179,129
Daeduck Electronics Co., Ltd.	8,563	197,937
Daejoo Electronic Materials Co., Ltd.	1,149	89,041
Daesang Corp.	4,987	95,364
Daewoo Engineering & Construction Co., Ltd. (b)	24,328	139,443
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (b)	3,568	72,436
Daewoong Co., Ltd.	2,154	55,331
Daewoong Pharmaceutical Co., Ltd.	429	57,693
Daishin Securities Co., Ltd.	3,580	52,324
Daou Technology, Inc.	6,450	117,486
Dawonsys Co., Ltd.	2,898	72,734
DB HiTek Co., Ltd.	5,908	360,047
DB Insurance Co., Ltd.	6,640	382,341
Dentium Co., Ltd.	795	46,830
Devsisters Co., Ltd.	551	28,223
DGB Financial Group, Inc.	20,410	155,994
DIO Corp. (b)	4,286	126,484
DL E&C Co., Ltd.	2,415	261,409
Security Description	Shares	Value
DL Holdings Co., Ltd.	1,200	$60,221
Dong-A Socio Holdings Co., Ltd.	363	33,964
Dong-A ST Co., Ltd.	542	31,208
Dongjin Semichem Co., Ltd.	5,592	178,935
DongKook Pharmaceutical Co., Ltd.	4,240	74,838
Dongkuk Steel Mill Co., Ltd.	14,784	201,797
Dongsuh Cos., Inc.	2,706	60,910
Dongwha Enterprise Co., Ltd. (b)	681	44,303
Doosan Bobcat, Inc.	7,232	229,835
Doosan Co., Ltd.	801	67,791
Doosan Fuel Cell Co., Ltd. (b)	6,664	222,495
Doosan Heavy Industries & Construction Co., Ltd. (b)(c)	57,294	953,665
DoubleUGames Co., Ltd.	843	35,618
Douzone Bizon Co., Ltd.	2,524	96,073
Duk San Neolux Co., Ltd. (b)	1,243	44,598
Echo Marketing, Inc.	1,570	28,009
Ecopro BM Co., Ltd.	1,581	510,928
Ecopro Co., Ltd.	2,963	220,966
Ecopro HN Co., Ltd.	2,376	105,030
E-MART, Inc.	3,457	399,257
Enzychem Lifesciences Corp. (b)	1,168	28,060
Eo Technics Co., Ltd.	1,483	131,873
Eoflow Co., Ltd. (b)	2,264	43,739
ESR Kendall Square REIT Co., Ltd.	8,686	50,021
Eubiologics Co., Ltd. (b)	3,002	60,718
Eugene Technology Co., Ltd.	1,603	63,296
F&F Co., Ltd.	497	303,134
Fila Holdings Corp.	7,424	191,016
Fine Semitech Corp.	3,085	57,702
Foosung Co., Ltd.	13,563	217,916
GC Cell Corp. (b)	1,225	73,679
GemVax & Kael Co., Ltd. (b)	3,211	39,058
Geneonelifescience, Inc. (b)	7,801	95,443
Genexine, Inc. (b)	2,807	105,828
Giantstep, Inc. (b)	1,022	35,554
GOLFZON Co., Ltd.	508	65,286
Grand Korea Leisure Co., Ltd. (b)	3,328	40,465
Green Cross Corp.	671	111,333
Green Cross Holdings Corp.	5,248	102,797
GS Engineering & Construction Corp.	10,010	380,127
GS Holdings Corp.	5,913	213,550
GS Retail Co., Ltd.	6,723	156,371
HAESUNG DS Co., Ltd.	2,588	109,732
Hana Financial Group, Inc.	46,825	1,862,379
Hana Materials, Inc.	2,047	92,969
Hana Tour Service, Inc. (b)	978	68,228

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Hanall Biopharma Co., Ltd. (b)	2,599	$42,297
Handsome Co., Ltd.	1,555	45,525
Hanil Cement Co., Ltd.	5,238	90,462
Hanjin Transportation Co., Ltd.	992	25,266
Hankook & Co. Co., Ltd	2,676	32,163
Hankook Tire & Technology Co., Ltd.	10,292	284,161
Hanmi Pharm Co., Ltd.	993	223,701
Hanmi Semiconductor Co., Ltd.	2,660	75,864
Hanon Systems	25,518	246,928
Hansae Co., Ltd.	2,164	47,266
Hansol Chemical Co., Ltd.	1,234	247,543
Hanssem Co., Ltd.	2,499	174,664
Hanwha Aerospace Co., Ltd.	4,757	203,693
Hanwha Corp.	6,452	166,115
Hanwha Investment & Securities Co., Ltd.	13,008	53,854
Hanwha Life Insurance Co., Ltd. (b)	31,079	80,309
Hanwha Solutions Corp. (b)	19,391	571,438
Hanwha Systems Co., Ltd.	11,501	154,457
Harim Holdings Co., Ltd.	12,382	106,514
HDC Holdings Co., Ltd.	4,125	23,948
HDC Hyundai Development Co-Engineering & Construction Class E	6,351	78,372
Helixmith Co., Ltd. (b)	3,526	61,675
Hite Jinro Co., Ltd.	4,760	146,377
HLB Life Science Co., Ltd. (b)	9,320	78,047
HLB, Inc. (b)	15,532	389,756
HMM Co., Ltd.	40,567	966,369
Hotel Shilla Co., Ltd. (c)	5,093	338,788
Huchems Fine Chemical Corp.	1,984	36,714
Hugel, Inc. (b)	1,296	147,747
Huons Co., Ltd.	1,600	62,044
HYBE Co., Ltd. (b)	2,482	627,261
Hyosung Advanced Materials Corp.	308	130,874
Hyosung Chemical Corp. (b)	809	179,237
Hyosung Corp.	858	60,377
Hyosung Heavy Industries Corp. (b)	563	28,172
Hyosung TNC Corp.	406	154,165
Hyundai Autoever Corp.	998	98,064
Hyundai Bioscience Co., Ltd. (b)	4,204	100,600
Hyundai Construction Equipment Co., Ltd.	1,360	41,161
Hyundai Department Store Co., Ltd.	2,120	131,637
Hyundai Doosan Infracore Co., Ltd. (b)	22,092	120,253
Security Description	Shares	Value
Hyundai Electric & Energy System Co., Ltd. (b)	2,175	$38,142
Hyundai Elevator Co., Ltd.	2,938	92,085
Hyundai Engineering & Construction Co., Ltd.	12,157	475,936
Hyundai Glovis Co., Ltd.	2,946	464,525
Hyundai Greenfood Co., Ltd.	5,265	38,839
Hyundai Heavy Industries Holdings Co., Ltd.	6,839	301,704
Hyundai Home Shopping Network Corp.	629	31,119
Hyundai Marine & Fire Insurance Co., Ltd.	7,551	199,462
Hyundai Mipo Dockyard Co., Ltd. (b)	3,738	239,390
Hyundai Mobis Co., Ltd.	10,325	1,819,786
Hyundai Motor Co.	21,735	3,206,801
Hyundai Motor Co. Preference Shares (e)	5,461	388,106
Hyundai Motor Co. Preference Shares (e)	3,339	236,189
Hyundai Rotem Co., Ltd. (b)	11,024	183,641
Hyundai Steel Co.	13,095	444,720
Hyundai Wia Corp.	2,354	123,720
Iljin Materials Co., Ltd.	3,327	262,199
Ilyang Pharmaceutical Co., Ltd.	1,234	27,413
Industrial Bank of Korea	47,306	420,381
Innocean Worldwide, Inc.	814	33,608
Innox Advanced Materials Co., Ltd.	3,006	131,941
iNtRON Biotechnology, Inc. (b)	5,323	95,255
IS Dongseo Co., Ltd.	3,285	153,586
ITM Semiconductor Co., Ltd.	206	6,237
JB Financial Group Co., Ltd.	11,582	80,264
Jeju Air Co., Ltd. (b)	2,324	39,679
Jin Air Co., Ltd. (b)	2,445	37,509
JR Global Reit	31,263	143,583
Jusung Engineering Co., Ltd.	4,388	92,511
JW Pharmaceutical Corp.	1,532	34,354
JYP Entertainment Corp.	4,449	223,219
Kakao Corp.	48,693	4,232,323
Kakao Games Corp. (b)	4,028	256,802
KakaoBank Corp. (b)	13,836	584,367
Kangwon Land, Inc. (b)	13,891	316,826
KB Financial Group, Inc.	61,866	3,100,345
KCC Corp.	576	160,767
KCC Glass Corp.	1,162	60,332
KEPCO Engineering & Construction Co., Inc.	1,622	111,407
KEPCO Plant Service & Engineering Co., Ltd.	3,509	120,209
KG Dongbu Steel Co., Ltd.	4,738	43,513
Kia Corp.	41,377	2,506,128
KIWOOM Securities Co., Ltd.	2,328	188,200
KMW Co., Ltd. (b)	2,663	75,916

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Koh Young Technology, Inc.	7,925	$123,022
Kolmar BNH Co., Ltd.	790	21,155
Kolmar Korea Co., Ltd.	1,275	45,502
Kolon Industries, Inc.	2,530	131,139
KoMiCo, Ltd.	1,382	68,048
Komipharm International Co., Ltd. (b)	4,676	36,164
KONA I Co., Ltd. (b)	1,321	27,363
Korea Aerospace Industries, Ltd.	11,996	416,225
Korea Electric Power Corp. (b)	40,357	751,892
Korea Electric Terminal Co., Ltd.	599	31,348
Korea Investment Holdings Co., Ltd.	7,122	457,545
Korea Line Corp. (b)	17,625	40,300
Korea Petrochemical Ind Co., Ltd.	507	69,393
Korea Real Estate Investment & Trust Co., Ltd.	40,468	78,134
Korea Shipbuilding & Offshore Engineering Co., Ltd. (b)	5,668	412,295
Korea United Pharm, Inc.	955	34,859
Korea Zinc Co., Ltd.	1,381	664,746
Korean Air Lines Co., Ltd. (b)	25,543	631,501
Korean Reinsurance Co.	8,166	65,973
Krafton, Inc. (b)	3,437	774,314
KT&G Corp.	18,662	1,241,583
Kuk-il Paper Manufacturing Co., Ltd. (b)	9,131	26,759
Kumho Petrochemical Co., Ltd.	2,524	319,880
Kumho Tire Co., Inc. (b)	10,539	36,516
Kyung Dong Navien Co., Ltd.	1,463	55,216
L&C Bio Co., Ltd.	1,326	40,599
L&F Co., Ltd. (b)	3,860	710,328
LB Semicon, Inc. (c)	6,795	67,605
LEENO Industrial, Inc.	1,191	179,879
LegoChem Biosciences, Inc. (b)	2,417	92,775
LG Chem, Ltd.	7,178	3,136,545
LG Chem, Ltd. Preference Shares	1,042	233,721
LG Corp.	13,493	847,335
LG Display Co., Ltd.	33,867	570,901
LG Electronics, Inc.	16,589	1,631,749
LG Energy Solution (b)	3,451	1,258,481
LG Hausys, Ltd.	1,772	93,142
LG Household & Health Care, Ltd.	1,413	996,747
LG Household & Health Care, Ltd. Preference Shares	295	123,001
LG Innotek Co., Ltd.	2,349	741,675
LG Uplus Corp.	38,245	439,990
LIG Nex1 Co., Ltd.	1,266	74,824
Lock&Lock Co., Ltd. (b)	10,907	97,662
Security Description	Shares	Value
Lotte Chemical Corp.	2,447	$419,980
Lotte Chilsung Beverage Co., Ltd.	412	61,508
LOTTE Fine Chemical Co., Ltd.	2,494	161,883
LOTTE Himart Co., Ltd.	1,139	23,261
LOTTE Reit Co., Ltd.	12,988	61,982
Lotte Rental Co., Ltd.	2,023	72,718
Lotte Shopping Co., Ltd.	1,360	106,801
Lotte Tour Development Co., Ltd. (b)	3,330	48,732
LS Corp.	2,772	120,066
LS Electric Co., Ltd.	1,393	51,537
LX Holdings Corp. (b)	5,008	39,569
Lx International Corp.	14,247	402,810
LX Semicon Co., Ltd.	1,643	194,502
Mando Corp.	5,035	207,095
Mcnex Co., Ltd.	1,909	68,351
MedPacto, Inc. (b)	1,173	34,232
Medy-Tox, Inc. (b)	568	60,911
MegaStudyEdu Co., Ltd.	1,164	98,589
Meritz Financial Group, Inc.	5,854	195,948
Meritz Fire & Marine Insurance Co., Ltd.	8,340	324,591
Meritz Securities Co., Ltd.	69,541	373,763
Mezzion Pharma Co., Ltd. (b)	963	57,782
Mirae Asset Securities Co., Ltd.	47,797	335,532
Myoung Shin Industrial Co., Ltd. (b)	1,283	24,153
Naturecell Co., Ltd. (b)	12,479	185,492
NAVER Corp.	19,173	5,328,732
NCSoft Corp.	2,662	1,020,894
Neowiz (b)	1,925	39,058
NEPES Corp. (b)	1,564	38,256
Netmarble Corp. (d)	3,351	306,230
Next Science Co., Ltd. (b)	5,369	59,689
NH Investment & Securities Co., Ltd.	20,508	191,761
NHN Corp. (b)	3,708	111,861
NHN KCP Corp. (b)	2,299	50,452
NICE Holdings Co., Ltd.	2,514	35,106
NICE Information Service Co., Ltd.	10,100	163,658
NKMax Co., Ltd. (b)	9,231	154,490
NongShim Co., Ltd.	521	128,174
OCI Co., Ltd.	2,871	246,912
OliX Pharmaceuticals, Inc. (b)	2,275	50,330
Orion Corp/Republic of Korea	3,799	276,629
Orion Holdings Corp.	5,222	61,126
Oscotec, Inc. (b)	4,726	108,431
Osstem Implant Co., Ltd. (f)	1,153	101,811
Ottogi Corp.	114	41,862
Pan Ocean Co., Ltd.	41,685	238,811
Paradise Co., Ltd. (b)	4,113	55,706
Park Systems Corp.	526	55,785

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Partron Co., Ltd.	11,769	$104,786
Pearl Abyss Corp. (b)	4,665	379,299
People & Technology, Inc.	2,453	100,977
PharmaResearch Co., Ltd.	654	49,168
Pharmicell Co., Ltd. (b)	11,563	107,459
PI Advanced Materials Co., Ltd.	1,584	59,811
Poongsan Corp.	1,946	53,002
POSCO Chemtech Co., Ltd.	4,850	476,820
POSCO Holdings, Inc.	11,616	2,786,373
Posco ICT Co., Ltd.	6,124	31,163
Posco International Corp.	6,646	117,156
PSK, Inc.	1,165	47,869
RFHIC Corp.	1,320	33,545
S&S Tech Corp.	1,616	40,492
S&T Motiv Co., Ltd.	938	35,547
S-1 Corp.	3,092	181,379
Sam Chun Dang Pharm Co., Ltd. (b)	2,749	80,556
SAM KANG M&T Co., Ltd. (b)	5,577	86,511
Samsung Biologics Co., Ltd. (b)(d)	2,790	1,895,740
Samsung C&T Corp.	13,457	1,256,485
Samsung Electro-Mechanics Co., Ltd.	8,458	1,138,827
Samsung Electronics Co., Ltd. Preference Shares	128,812	6,674,447
Samsung Electronics Co., Ltd.	747,594	42,779,546
Samsung Engineering Co., Ltd. (b)	26,286	564,177
Samsung Fire & Marine Insurance Co., Ltd.	4,820	868,009
Samsung Heavy Industries Co., Ltd. (b)	124,672	580,522
Samsung Life Insurance Co., Ltd.	10,586	573,269
Samsung SDI Co., Ltd.	8,587	4,179,204
Samsung SDS Co., Ltd.	5,430	616,036
Samsung Securities Co., Ltd.	9,821	337,255
Samwha Capacitor Co., Ltd.	848	39,144
Samyang Holdings Corp.	808	57,032
Sang-A Frontec Co., Ltd.	993	36,114
Sangsangin Co., Ltd.	7,698	60,111
SD Biosensor, Inc.	4,873	224,342
Seah Besteel Corp.	1,754	26,668
Sebang Global Battery Co., Ltd.	1,623	90,974
Seegene, Inc.	5,723	239,823
Seojin System Co., Ltd.	2,971	95,879
Seoul Semiconductor Co., Ltd.	9,084	104,659
Seoul Viosys Co., Ltd.	73	606
SFA Engineering Corp.	1,624	54,627
SFA Semicon Co., Ltd. (b)	9,437	54,252
Shin Poong Pharmaceutical Co., Ltd. (b)	3,888	122,875
Security Description	Shares	Value
Shinhan Financial Group Co., Ltd.	69,137	$2,348,495
Shinsegae International, Inc.	226	29,493
Shinsegae, Inc.	1,065	223,677
SillaJen, Inc. (b)(f)	6,523	32,560
SIMMTECH Co., Ltd.	2,199	100,279
SK Biopharmaceuticals Co., Ltd. (b)	4,369	321,794
SK Bioscience Co., Ltd. (b)	3,579	459,135
SK Chemicals Co., Ltd.	1,794	199,597
SK Discovery Co., Ltd.	2,244	76,573
SK Hynix, Inc.	85,470	8,222,140
SK IE Technology Co., Ltd. (b)(d)	3,749	386,254
SK Innovation Co., Ltd. (b)	8,097	1,420,432
SK Networks Co., Ltd.	13,470	52,191
SK Square Co., Ltd. (b)	14,877	691,966
SK Telecom Co., Ltd.	14,589	682,156
SK, Inc.	6,708	1,329,311
SKC Co., Ltd.	3,596	452,153
SL Corp.	1,756	35,528
SM Entertainment Co., Ltd.	2,553	170,582
S-Oil Corp.	7,023	557,234
SOLUM Co., Ltd. (b)	3,572	73,902
Solus Advanced Materials Co, Ltd.	1,317	74,076
Soulbrain Co., Ltd.	458	91,781
Soulbrain Holdings Co., Ltd.	567	13,962
ST Pharm Co., Ltd.	2,098	166,379
STIC Investments, Inc.	3,795	32,162
Suheung Co., Ltd.	2,578	85,543
Taihan Electric Wire Co., Ltd. (b)(c)	53,017	80,251
TES Co., Ltd.	1,592	35,642
Tesna, Inc.	1,124	39,102
Tokai Carbon Korea Co., Ltd.	499	53,424
TY Holdings Co., Ltd. (b)	1,741	38,149
Unid Co., Ltd.	1,167	100,448
UniTest, Inc. (b)	4,511	100,866
Value Added Technology Co., Ltd.	3,331	109,562
Vaxcell-Bio Therapeutics Co., Ltd. (b)	1,108	41,303
Vidente Co., Ltd. (b)	5,018	78,642
Webzen, Inc. (b)	4,173	83,849
Wemade Co., Ltd.	2,666	223,285
WONIK IPS Co., Ltd.	5,486	170,576
Wonik QnC Corp.	1,915	41,002
Woori Financial Group, Inc.	79,778	999,913
Woori Technology Investment Co., Ltd. (b)	6,621	50,286
Wysiwyg Studios Co., Ltd. (b)	3,169	98,516
YG Entertainment, Inc.	2,609	145,805
Youngone Corp.	3,468	135,593
Yuanta Securities Korea Co., Ltd.	18,956	57,460
Yuhan Corp.	8,052	386,312

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Yungjin Pharmaceutical Co., Ltd. (b)	22,295	$95,014
Zinus, Inc.	865	51,571
		167,191,712
SPAIN — 1.4%
Acciona SA	3,526	677,842
Acerinox SA	24,297	267,671
ACS Actividades de Construccion y Servicios SA	36,094	978,704
Aena SME SA (b)(d)	11,226	1,882,203
Almirall SA (c)	10,864	138,843
Amadeus IT Group SA (b)	69,863	4,568,636
AmRest Holdings SE (b)	7,136	34,369
Applus Services SA	23,743	197,736
Atresmedia Corp. de Medios de Comunicacion SA	10,812	45,929
Audax Renovables SA (c)	41,904	59,394
Banco Bilbao Vizcaya Argentaria SA (c)	1,032,019	5,926,845
Banco de Sabadell SA (c)	805,455	661,989
Banco Santander SA	2,677,363	9,155,503
Bankinter SA	97,272	573,231
Befesa SA (d)	5,772	456,268
CaixaBank SA (c)	695,170	2,371,576
Cellnex Telecom SA (d)	79,261	3,836,457
Cia de Distribucion Integral Logista Holdings SA (c)	9,577	176,183
CIE Automotive SA	7,659	175,542
Construcciones y Auxiliar de Ferrocarriles SA	3,468	114,962
ContourGlobal PLC (d)	21,412	53,636
Corp. Financiera Alba SA	3,061	179,655
Distribuidora Internacional de Alimentacion SA (b)(c)	3,493,966	54,333
Ebro Foods SA	11,588	204,651
EDP Renovaveis SA	45,109	1,166,496
eDreams ODIGEO SA (b)	11,015	97,776
Enagas SA	37,253	832,037
Ence Energia y Celulosa SA (b)	35,434	125,319
Endesa SA	47,541	1,042,563
Faes Farma SA	47,020	192,421
Ferrovial SA	76,167	2,037,370
Fluidra SA	12,702	369,652
Gestamp Automocion SA (c)(d)	33,976	119,265
Global Dominion Access SA (d)	10,388	46,829
Grenergy Renovables SA (b)(c)	1,485	56,424
Grifols SA	43,040	785,724
Grupo Catalana Occidente SA	6,786	209,623
Iberdrola SA	898,942	9,882,256
Indra Sistemas SA (b)	17,608	196,226
Security Description	Shares	Value
Industria de Diseno Textil SA	169,341	$3,713,839
Inmobiliaria Colonial Socimi SA REIT	40,764	373,749
Laboratorios Farmaceuticos Rovi SA	2,832	211,069
Lar Espana Real Estate Socimi SA REIT	11,653	64,079
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	79,229	122,647
Mapfre SA	156,224	328,650
Mediaset Espana Comunicacion SA (b)	30,205	153,654
Melia Hotels International SA (b)	16,110	121,165
Merlin Properties Socimi SA REIT	50,830	597,701
Metrovacesa SA (d)	5,449	46,502
Miquel y Costas & Miquel SA	5,388	74,959
Naturgy Energy Group SA (c)	42,917	1,293,209
Neinor Homes SA (b)(d)	7,187	95,282
Pharma Mar SA (c)	1,711	129,842
Prosegur Cash SA (c)(d)	40,918	26,907
Prosegur Cia de Seguridad SA	36,398	79,357
Red Electrica Corp. SA (c)	64,790	1,337,901
Repsol SA	219,067	2,886,204
Sacyr SA (c)	55,795	135,503
Siemens Gamesa Renewable Energy SA (b)(c)	35,683	629,473
Solaria Energia y Medio Ambiente SA (b)	9,631	217,313
Soltec Power Holdings SA (b)(c)	9,892	58,217
Talgo SA (b)(c)(d)	12,764	55,079
Tecnicas Reunidas SA (b)	8,804	75,434
Telefonica SA	818,820	3,991,171
Unicaja Banco SA (d)	219,193	229,144
Viscofan SA	5,916	352,891
Zardoya Otis SA	32,248	252,959
		67,606,039
SWEDEN — 2.3%
AAK AB	26,942	503,756
AcadeMedia AB (d)	15,147	84,322
AddTech AB Class B	39,078	756,913
AFRY AB	13,883	280,935
Alfa Laval AB	48,940	1,698,403
Alimak Group AB (d)	6,075	68,316
Ambea AB (d)	8,959	45,812
Arjo AB Class B	32,212	275,155
Assa Abloy AB Class B	156,317	4,239,157
Atlas Copco AB Class A	104,787	5,487,507
Atlas Copco AB Class B	61,891	2,831,724
Atrium Ljungberg AB Class B	8,905	184,057
Attendo AB (b)(d)	18,258	58,382
Avanza Bank Holding AB	19,579	505,327

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Axfood AB	15,546	$510,782
Bactiguard Holding AB (b)(c)	1,927	21,446
Beijer Alma AB	6,867	160,122
Beijer Ref AB	40,431	738,786
Betsson AB Class B (b)	15,247	93,287
BHG Group AB (b)(c)	19,664	130,871
BICO Group AB (b)(c)	4,130	72,854
Bilia AB Class A	10,517	151,025
BillerudKorsnas AB	28,079	419,808
BioArctic AB (b)(d)	4,185	46,110
BioGaia AB Class B	2,088	124,698
Biotage AB	10,569	247,854
Boliden AB	42,656	2,170,954
Bonava AB Class B	9,858	62,284
Boozt AB (b)(c)(d)	10,974	141,391
Bravida Holding AB (d)	30,013	348,182
Bufab AB	6,983	250,365
Bure Equity AB	8,361	274,042
Calliditas Therapeutics AB Class B (b)(c)	2,965	28,284
Camurus AB (b)	6,510	117,355
Castellum AB	42,803	1,066,207
Catena AB	4,150	252,262
Cellavision AB	1,868	62,430
Cibus Nordic Real Estate AB	6,949	186,563
Cint Group AB (b)	22,087	216,996
Clas Ohlson AB Class B	7,371	84,507
Cloetta AB Class B	28,896	79,547
Collector AB (b)	28,130	117,771
Coor Service Management Holding AB (d)	11,491	93,031
Corem Property Group AB Class B (c)	91,489	239,568
Creades AB Class A	6,464	76,543
Desenio Group AB (b)(c)	6,848	6,148
Dios Fastigheter AB	11,038	120,797
Dometic Group AB (d)	50,531	438,695
Duni AB (b)	3,551	38,980
Dustin Group AB (d)	12,433	107,450
Electrolux AB Class B (c)	36,692	560,187
Electrolux Professional AB Class B (b)	33,323	206,663
Elekta AB Class B	54,757	435,099
Embracer Group AB (b)(c)	84,138	708,567
Epiroc AB Class A	106,040	2,288,273
Epiroc AB Class B	60,820	1,107,849
EQT AB	48,147	1,894,373
Essity AB Class B (c)	96,958	2,308,491
Evolution AB (d)	27,207	2,792,537
Fabege AB	41,748	621,972
Fagerhult AB	9,751	52,386
Fastighets AB Balder Class B (b)	16,588	1,101,882
Fingerprint Cards AB Class B (b)(c)	36,935	58,423
Fortnox AB	72,270	402,861
GARO AB	3,472	57,250
Security Description	Shares	Value
Getinge AB Class B	37,413	$1,503,770
Granges AB	14,369	142,127
H & M Hennes & Mauritz AB Class B (c)	117,691	1,594,387
Hansa Biopharma AB (b)	5,880	38,377
Hemnet Group AB (b)(c)	5,800	88,007
Hexagon AB Class B	305,474	4,318,052
Hexatronic Group AB	4,848	194,427
Hexpol AB	42,119	414,775
HMS Networks AB	3,854	181,800
Holmen AB Class B	13,933	784,646
Hufvudstaden AB Class A	15,218	217,927
Humble Group AB (b)(c)	18,881	37,799
Husqvarna AB Class B	62,628	659,136
Industrivarden AB Class A	21,068	602,828
Industrivarden AB Class C	26,231	737,672
Indutrade AB	43,193	1,095,942
Instalco AB	28,125	212,313
Intrum AB	9,982	271,768
Investment AB Latour Class B	23,938	766,731
Investment AB Oresund	3,443	47,437
Investor AB Class A	77,257	1,813,686
Investor AB Class B	283,962	6,224,943
INVISIO Communications AB	5,061	93,380
Inwido AB	6,586	105,068
JM AB (c)	8,384	268,739
Karo Pharma AB (b)(c)	17,994	103,850
K-fast Holding AB (b)	7,303	51,903
Kinnevik AB Class B (b)	36,107	949,914
KNOW IT AB	4,570	152,842
L E Lundbergforetagen AB Class B	12,017	615,324
LeoVegas AB (d)	19,551	79,149
Lifco AB Class B	35,048	897,638
Lime Technologies AB (c)	1,258	36,933
Lindab International AB	11,744	301,409
Loomis AB	11,301	311,001
Lundin Energy AB (c)	33,022	1,398,413
Mekonomen AB (b)	8,779	104,292
MIPS AB	4,306	403,997
Modern Times Group MTG AB Class B (b)	15,662	230,001
Munters Group AB (d)	17,152	107,202
Mycronic AB (c)	9,931	186,629
NCC AB Class B	12,107	173,538
New Wave Group AB Class B	4,848	79,336
Nibe Industrier AB Class B	229,328	2,564,637
Nobia AB	16,815	74,625
Nolato AB Class B	30,586	228,535
Nordic Entertainment Group AB Class B (b)	11,079	451,342
Nordnet AB publ	19,828	358,113
Nyfosa AB	29,552	426,266
OX2 AB (b)(c)	11,036	83,782
Pandox AB (b)	13,848	210,401

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Paradox Interactive AB	5,166	$99,053
Peab AB Class B	27,505	279,100
Platzer Fastigheter Holding AB Class B	7,570	94,332
PowerCell Sweden AB (b)	5,924	117,266
Ratos AB Class B	39,105	203,235
Re:NewCell AB (b)(c)	2,448	33,882
Resurs Holding AB (d)	16,411	48,543
Rvrc Holding AB (c)	5,335	44,444
Saab AB Class B	12,967	472,535
Sagax AB Class B	25,973	795,169
Samhallsbyggnadsbolaget i Norden AB (c)	136,953	616,769
Samhallsbyggnadsbolaget i Norden AB Class D (c)	18,356	54,145
Sandvik AB	176,069	3,773,513
SAS AB (b)(c)	458,640	51,881
Scandic Hotels Group AB (b)(d)	19,316	89,422
Sdiptech AB Class B (b)	3,138	121,406
Sectra AB Class B (b)	20,742	319,659
Securitas AB Class B	49,402	562,283
Sedana Medical AB (b)(c)	8,147	58,933
Sinch AB (b)(c)(d)	83,466	571,147
Skandinaviska Enskilda Banken AB Class A (c)	257,778	2,811,618
Skanska AB Class B (c)	56,336	1,271,585
SKF AB Class B	63,804	1,049,651
SkiStar AB	6,323	118,619
SSAB AB Class A (b)	51,377	360,164
SSAB AB Class B (b)	86,004	577,763
Stillfront Group AB (b)(c)	109,706	311,231
Storytel AB (b)(c)	6,381	60,824
Surgical Science Sweden AB (b)	4,000	86,538
Svenska Cellulosa AB SCA Class B (c)	94,490	1,851,117
Svenska Handelsbanken AB Class A (c)	233,512	2,166,368
Svolder AB Class B	10,452	70,566
Sweco AB Class B	34,082	499,919
Swedbank AB Class A (c)	144,657	2,179,786
SwedenCare AB	13,025	166,810
Swedish Match AB (c)	244,353	1,853,908
Tele2 AB Class B	78,111	1,191,225
Telefonaktiebolaget LM Ericsson Class B (c)	457,785	4,210,124
Telia Co. AB (c)	412,289	1,667,883
Thule Group AB (d)	16,835	672,362
Tobii AB (b)(c)	20,023	67,091
Tobii Dynavox AB (b)	20,023	48,235
Trelleborg AB Class B	36,307	848,080
Troax Group AB	7,112	186,033
Vestum AB (b)	18,000	73,376
Vimian Group AB (b)(c)	17,212	106,474
Vitec Software Group AB Class B	3,886	202,086
Security Description	Shares	Value
Vitrolife AB	9,693	$321,520
VNV Global AB (b)	11,000	59,003
Volati AB	2,680	43,765
Volvo AB Class A	33,110	639,848
Volvo AB Class B (c)	224,174	4,219,288
Wallenstam AB Class B	24,234	354,986
Wihlborgs Fastigheter AB	20,495	432,542
Xvivo Perfusion AB (b)	4,152	119,427
		113,217,915
SWITZERLAND — 5.8%
ABB, Ltd.	256,079	8,341,684
Adecco Group AG (b)	25,833	1,176,663
Alcon, Inc.	77,814	6,190,343
Allreal Holding AG	2,469	530,806
ALSO Holding AG (b)	1,176	287,144
APG SGA SA (b)	139	29,454
Arbonia AG	9,785	192,392
Aryzta AG (b)	127,469	130,465
Ascom Holding AG (b)	3,750	42,198
Autoneum Holding AG (c)	289	40,248
Bachem Holding AG Class B	1,069	590,746
Baloise Holding AG	6,954	1,247,089
Banque Cantonale Vaudoise (c)	4,386	381,039
Barry Callebaut AG	586	1,379,521
Basilea Pharmaceutica AG (b)(c)	1,356	54,774
Belimo Holding AG	1,504	799,837
Bell Food Group AG	471	138,866
BKW AG	3,075	386,741
Bobst Group SA (b)	1,422	140,685
Bossard Holding AG Class A	975	229,482
Bucher Industries AG	961	390,049
Burckhardt Compression Holding AG	438	232,419
Burkhalter Holding AG	433	34,001
Bystronic AG	232	240,229
Cembra Money Bank AG	4,329	319,515
Chocoladefabriken Lindt & Spruengli AG (e)	169	2,019,729
Chocoladefabriken Lindt & Spruengli AG (e)	17	2,064,784
Cie Financiere Richemont SA	81,320	10,350,261
Clariant AG (b)	34,059	593,467
Coltene Holding AG (b)	945	106,797
Comet Holding AG	1,018	295,194
Credit Suisse Group AG (b)	417,906	3,303,388
Daetwyler Holding AG Bearer Shares	1,529	507,855
DKSH Holding AG	5,209	440,524
dormakaba Holding AG	543	279,664
Dufry AG (b)	10,481	442,838
EFG International AG (b)	13,125	101,560
Emmi AG	354	387,304
EMS-Chemie Holding AG	1,072	1,046,076
Flughafen Zurich AG (b)	3,377	608,630

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Forbo Holding AG	192	$328,423
Galenica AG (d)	7,623	589,289
Geberit AG	5,639	3,490,552
Georg Fischer AG	631	757,073
Givaudan SA	1,437	5,963,554
Gurit Holding AG (c)	85	136,719
Helvetia Holding AG	5,881	770,945
Holcim, Ltd. (b)(e)	73,816	3,604,997
Holcim, Ltd. (b)(e)	8,321	406,502
Huber + Suhner AG	2,858	268,442
Idorsia, Ltd. (b)(c)	18,148	364,029
Implenia AG (b)(c)	1,966	48,278
Inficon Holding AG	249	286,599
Interroll Holding AG	92	304,297
Intershop Holding AG	240	166,650
IWG PLC (b)	131,265	450,090
Julius Baer Group, Ltd.	35,535	2,065,776
Kardex Holding AG	1,062	245,576
Komax Holding AG (b)	565	158,735
Kuehne + Nagel International AG	8,659	2,468,694
Landis+Gyr Group AG (b)	4,733	300,600
LEM Holding SA	58	141,049
Leonteq AG (b)	1,998	160,631
Logitech International SA	26,676	1,991,072
Lonza Group AG (b)	11,550	8,403,727
Medacta Group SA (b)(d)	1,306	156,394
Medartis Holding AG (b)(d)	947	127,399
Mediclinic International PLC (b)	78,189	364,647
Medmix AG (b)(d)	7,663	269,131
Metall Zug AG Class B	20	46,074
Meyer Burger Technology AG (b)(c)	475,083	198,537
Mobilezone Holding AG	8,564	151,894
Mobimo Holding AG (b)	1,131	362,302
Molecular Partners AG (b)(c)	5,131	103,789
Nestle SA	436,850	57,033,192
Novartis AG	340,255	29,994,846
OC Oerlikon Corp. AG	26,781	214,298
Orior AG	1,109	108,821
Partners Group Holding AG	3,555	4,419,983
Peach Property Group AG	938	58,037
PSP Swiss Property AG	7,310	964,003
Relief Therapeutics Holding, Inc. (b)(c)	245,800	16,560
Rieter Holding AG (b)	687	111,636
Roche Holding AG Bearer Shares (c)	5,125	2,250,679
Roche Holding AG	109,058	43,328,254
Schindler Holding AG (e)	6,513	1,401,303
Schindler Holding AG (e)	3,133	670,360
Schweiter Technologies AG Bearer Shares	187	229,760
Sensirion Holding AG (b)(d)	1,199	148,121
SFS Group AG	2,801	391,744
SGS SA	920	2,568,293
Security Description	Shares	Value
Siegfried Holding AG (b)	670	$554,539
SIG Combibloc Group AG (b)	51,648	1,307,415
Sika AG	22,032	7,319,467
Sonova Holding AG	8,467	3,551,593
St Galler Kantonalbank AG	651	326,447
Stadler Rail AG (c)	8,340	324,990
Straumann Holding AG	1,591	2,550,818
Sulzer AG (c)	2,810	234,378
Swatch Group AG Bearer Shares (e)	4,755	1,353,723
Swatch Group AG (e)	8,168	446,307
Swiss Life Holding AG	4,984	3,206,963
Swiss Prime Site AG (b)	12,227	1,210,864
Swiss Steel Holding AG (b)	113,731	34,252
Swisscom AG	3,982	2,402,289
Swissquote Group Holding SA	1,366	247,179
Tecan Group AG	1,905	756,233
Temenos AG	11,249	1,086,506
TX Group AG (b)	274	45,808
u-blox Holding AG (b)	976	95,208
UBS Group AG	544,565	10,685,452
Valiant Holding AG	2,833	293,931
Valora Holding AG (b)(c)	827	154,939
VAT Group AG (d)	4,381	1,674,905
Vetropack Holding AG	2,150	100,985
Vifor Pharma AG (b)	15,154	2,712,982
Vontobel Holding AG	4,700	396,881
VZ Holding AG	3,916	371,956
V-ZUG Holding AG (b)	233	28,151
Ypsomed Holding AG	343	60,491
Zehnder Group AG	1,784	154,847
Zur Rose Group AG (b)(c)	1,676	246,777
Zurich Insurance Group AG (b)	23,433	11,621,341
		281,195,434
TAIWAN — 4.6%
AcBel Polytech, Inc.	136,000	166,481
Accton Technology Corp.	76,000	584,365
Acer, Inc.	493,000	511,000
Actron Technology Corp.	7,000	56,829
ADATA Technology Co., Ltd.	43,000	125,596
Adimmune Corp.	32,000	44,675
Advanced Ceramic X Corp.	8,000	74,992
Advanced Energy Solution Holding Co., Ltd.	4,000	174,578
Advanced Wireless Semiconductor Co.	14,000	48,409
Advantech Co., Ltd.	57,514	736,962
Alchip Technologies, Ltd.	10,000	377,802
Amazing Microelectronic Corp.	10,000	61,920
AmTRAN Technology Co., Ltd.	177,473	102,777
Andes Technology Corp.	4,000	55,531

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
AP Memory Technology Corp.	11,000	$118,576
Apex International Co., Ltd.	15,000	54,909
Arcadyan Technology Corp.	25,487	107,115
Ardentec Corp.	43,000	74,503
ASE Technology Holding Co., Ltd.	521,325	1,857,723
Asia Cement Corp.	366,000	618,026
Asia Optical Co., Inc.	27,000	73,619
Asia Pacific Telecom Co., Ltd. (b)	276,000	64,293
Asia Polymer Corp.	43,860	57,218
Asia Vital Components Co., Ltd.	55,000	220,530
ASMedia Technology, Inc.	4,000	267,247
ASPEED Technology, Inc.	4,000	450,276
ASROCK, Inc.	6,000	44,405
Asustek Computer, Inc.	107,000	1,388,182
AU Optronics Corp.	1,320,000	900,314
AURAS Technology Co., Ltd.	7,000	49,551
Aurora Corp.	4,000	12,788
BES Engineering Corp.	141,000	49,215
Bizlink Holding, Inc.	19,000	194,862
Brighton-Best International Taiwan, Inc.	68,000	90,406
Capital Securities Corp.	222,000	126,523
Career Technology MFG. Co., Ltd. (b)	61,200	49,203
Catcher Technology Co., Ltd.	115,000	576,936
Cathay Financial Holding Co., Ltd.	1,239,523	2,766,785
Cathay Real Estate Development Co., Ltd.	63,000	41,485
Center Laboratories, Inc.	75,891	165,102
Century Iron & Steel Industrial Co., Ltd.	13,000	49,994
Chailease Holding Co., Ltd.	201,532	1,767,702
Chang Hwa Commercial Bank, Ltd.	646,915	431,145
Chang Wah Electromaterials, Inc.	39,000	50,091
Chang Wah Technology Co., Ltd.	62,000	214,354
Charoen Pokphand Enterprise	17,000	48,126
Cheng Loong Corp.	121,000	147,100
Cheng Shin Rubber Industry Co., Ltd.	312,000	384,098
Cheng Uei Precision Industry Co., Ltd.	59,000	77,534
Chia Hsin Cement Corp.	126,000	91,515
Chicony Electronics Co., Ltd.	89,491	278,958
Chicony Power Technology Co., Ltd.	16,000	46,055
China Airlines, Ltd. (b)	434,000	396,949
China Bills Finance Corp.	81,000	49,956
Security Description	Shares	Value
China Development Financial Holding Corp.	2,425,908	$1,610,111
China General Plastics Corp.	144,427	175,221
China Man-Made Fiber Corp.	277,680	89,423
China Metal Products	76,000	90,539
China Motor Corp.	26,000	54,714
China Petrochemical Development Corp. (b)	444,221	186,738
China Steel Chemical Corp.	20,000	80,884
China Steel Corp.	1,853,000	2,498,288
Chin-Poon Industrial Co., Ltd.	91,000	104,382
Chipbond Technology Corp.	91,000	217,851
ChipMOS Techinologies, Inc.	67,000	118,755
Chong Hong Construction Co., Ltd.	18,000	45,937
Chroma ATE, Inc.	62,000	386,633
Chun Yuan Steel Industry Co., Ltd.	61,000	51,182
Chung Hung Steel Corp.	220,000	349,169
Chung Hwa Pulp Corp. (b)	235,000	182,096
Chung-Hsin Electric & Machinery Manufacturing Corp.	34,000	64,574
Chunghwa Precision Test Tech Co., Ltd.	3,000	62,677
Chunghwa Telecom Co., Ltd.	596,000	2,639,608
Cleanaway Co., Ltd.	14,000	96,910
Clevo Co.	43,000	48,106
Compal Electronics, Inc. (b)	604,000	562,645
Compeq Manufacturing Co., Ltd.	146,000	243,424
Continental Holdings Corp.	110,000	100,804
Coretronic Corp.	42,000	102,156
Co-Tech Development Corp.	25,000	62,102
CSBC Corp. Taiwan (b)	62,000	45,495
CTBC Financial Holding Co., Ltd.	2,918,009	2,973,759
CTCI Corp.	72,000	116,033
Cub Elecparts, Inc.	6,000	32,772
Darfon Electronics Corp.	24,000	41,330
Delta Electronics, Inc.	305,630	2,833,717
Dynapack International Technology Corp.	16,000	62,073
E Ink Holdings, Inc.	129,000	820,286
E.Sun Financial Holding Co., Ltd.	1,895,826	2,175,090
Eclat Textile Co., Ltd.	28,182	466,544
EirGenix, Inc. (b)	18,000	57,735
Elan Microelectronics Corp.	44,000	261,378
Elite Material Co., Ltd.	54,000	479,455
Elite Semiconductor Microelectronics Technology, Inc.	103,000	567,676
eMemory Technology, Inc. (b)	11,000	699,005
Ennoconn Corp.	6,233	43,476
ENNOSTAR, Inc. (b)	106,000	261,229
Episil Technologies, Inc. (b)	28,428	129,894

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Episil-Precision, Inc.	13,000	$52,495
Eternal Materials Co., Ltd.	120,000	151,341
Eva Airways Corp. (b)	372,121	411,329
Ever Supreme Bio Technology Co., Ltd. (b)	3,000	22,040
Evergreen International Storage & Transport Corp.	59,000	75,454
Evergreen Marine Corp. Taiwan, Ltd. (b)	401,683	1,867,086
Everlight Chemical Industrial Corp.	57,000	51,224
Everlight Electronics Co., Ltd.	90,000	151,710
Far Eastern Department Stores, Ltd.	98,000	72,384
Far Eastern International Bank	190,576	80,811
Far Eastern New Century Corp.	497,620	525,864
Far EasTone Telecommunications Co., Ltd. (b)	243,000	622,631
Faraday Technology Corp.	37,000	386,806
Farglory Land Development Co., Ltd.	25,000	59,444
Feng Hsin Steel Co., Ltd.	60,000	201,539
Feng TAY Enterprise Co., Ltd.	65,560	435,969
First Financial Holding Co., Ltd.	1,563,908	1,546,544
Fitipower Integrated Technology, Inc.	11,992	84,540
FLEXium Interconnect, Inc. (b)	48,000	168,550
FocalTech Systems Co., Ltd.	19,000	95,288
Formosa Advanced Technologies Co., Ltd.	14,000	19,964
Formosa Chemicals & Fibre Corp.	546,000	1,498,591
Formosa International Hotels Corp.	16,000	95,612
Formosa Petrochemical Corp.	189,000	620,320
Formosa Plastics Corp.	601,000	2,222,830
Formosa Sumco Technology Corp.	8,000	79,876
Formosa Taffeta Co., Ltd.	154,000	151,176
Foxconn Technology Co., Ltd.	131,180	285,620
Foxsemicon Integrated Technology, Inc.	19,000	152,962
Fubon Financial Holding Co., Ltd.	1,191,292	3,163,139
Fulgent Sun International Holding Co., Ltd.	12,000	51,340
Fusheng Precision Co., Ltd.	9,000	63,466
General Interface Solution Holding, Ltd.	29,000	96,296
Genius Electronic Optical Co., Ltd.	11,396	178,757
Getac Holdings Corp.	81,000	140,002
Security Description	Shares	Value
Giant Manufacturing Co., Ltd.	46,000	$416,384
Gigabyte Technology Co., Ltd.	88,000	392,119
Ginko International Co., Ltd.	7,000	67,721
Global Brands Manufacture, Ltd. (b)	72,000	84,775
Global Mixed Mode Technology, Inc.	7,000	57,406
Global Unichip Corp.	18,000	313,001
Globalwafers Co., Ltd.	32,000	744,800
Gold Circuit Electronics, Ltd.	55,000	161,060
Goldsun Building Materials Co., Ltd.	181,715	187,236
Gourmet Master Co., Ltd.	10,000	32,418
Grand Pacific Petrochemical	177,000	167,232
Grape King Bio, Ltd.	19,000	97,075
Great Wall Enterprise Co., Ltd.	82,560	155,435
Greatek Electronics, Inc.	29,000	74,563
Gudeng Precision Industrial Co., Ltd.	5,375	43,920
Hannstar Board Corp.	33,000	48,324
HannStar Display Corp.	325,000	173,065
Highwealth Construction Corp.	112,190	177,138
Hiwin Technologies Corp.	39,819	330,496
Holtek Semiconductor, Inc.	33,000	135,900
Holy Stone Enterprise Co., Ltd.	18,000	74,898
Hon Hai Precision Industry Co., Ltd.	1,936,320	7,109,836
Hota Industrial Manufacturing Co., Ltd.	26,841	75,947
Hotai Finance Co., Ltd.	18,000	74,012
Hotai Motor Co., Ltd.	46,000	953,619
Hsin Kuang Steel Co., Ltd.	28,000	65,709
HTC Corp. (b)	120,000	244,596
Hua Nan Financial Holdings Co., Ltd.	1,377,687	1,165,380
Huaku Development Co., Ltd.	35,000	109,994
IBF Financial Holdings Co., Ltd.	409,483	238,544
Innodisk Corp.	7,000	52,159
Innolux Corp.	1,509,000	873,957
International CSRC Investment Holdings Co.	70,000	67,956
International Games System Co., Ltd.	9,000	239,568
Inventec Corp.	466,000	399,458
ITE Technology, Inc.	18,000	69,457
ITEQ Corp.	36,188	149,952
Jentech Precision Industrial Co., Ltd.	10,000	141,100
Jih Sun Financial Holdings Co., Ltd.	139,261	60,241
Kenda Rubber Industrial Co., Ltd.	56,000	62,433

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Kerry TJ Logistics Co., Ltd.	23,000	$35,160
Kindom Development Co., Ltd.	36,300	45,527
King Slide Works Co., Ltd.	10,000	151,838
King Yuan Electronics Co., Ltd.	152,000	225,129
King's Town Bank Co., Ltd.	140,000	196,058
Kinpo Electronics	141,000	82,497
Kinsus Interconnect Technology Corp.	49,000	325,834
KMC Kuei Meng International, Inc.	6,000	39,360
Kung Long Batteries Industrial Co., Ltd.	19,000	91,026
Land Mark Optoelectronics Corp.	8,000	50,964
Largan Precision Co., Ltd.	15,000	980,540
Lien Hwa Industrial Holdings Corp.	153,560	342,686
Lite-On Technology Corp.	338,419	799,608
Longchen Paper & Packaging Co., Ltd.	75,000	55,568
Lotes Co., Ltd.	11,000	266,439
Lotus Pharmaceutical Co., Ltd.	26,000	121,657
Macronix International Co., Ltd.	316,000	436,622
Makalot Industrial Co., Ltd.	44,077	313,939
Marketech International Corp.	10,000	53,242
MediaTek, Inc. (b)	236,000	7,344,442
Medigen Vaccine Biologics Corp. (b)	25,000	232,972
Mega Financial Holding Co., Ltd.	1,710,601	2,554,274
Mercuries Life Insurance Co., Ltd. (b)	159,402	46,461
Merida Industry Co., Ltd.	41,000	359,795
Merry Electronics Co., Ltd.	23,491	69,777
Microbio Co., Ltd. (b)	35,142	74,790
Micro-Star International Co., Ltd.	112,000	502,842
Mitac Holdings Corp.	125,160	128,356
momo.com, Inc.	6,500	211,274
Namchow Holdings Co., Ltd.	43,000	72,856
Nan Kang Rubber Tire Co., Ltd.	67,000	98,581
Nan Ya Plastics Corp.	809,000	2,618,833
Nan Ya Printed Circuit Board Corp.	33,000	592,360
Nantex Industry Co., Ltd.	69,000	156,775
Nanya Technology Corp.	190,000	453,241
Nien Made Enterprise Co., Ltd.	26,000	302,703
Novatek Microelectronics Corp.	92,000	1,352,742
Nuvoton Technology Corp.	18,000	117,868
O-Bank Co., Ltd.	312,000	111,021
OBI Pharma, Inc. (b)	14,467	55,883
Security Description	Shares	Value
Oneness Biotech Co., Ltd. (b)	36,000	$268,541
Oriental Union Chemical Corp. (b)	62,000	48,889
Pan Jit International, Inc.	62,000	216,998
Pan-International Industrial Corp.	108,000	149,716
PChome Online, Inc.	17,000	54,052
Pegatron Corp.	299,000	752,900
Pegavision Corp.	3,000	52,511
Phison Electronics Corp.	22,000	361,230
Pixart Imaging, Inc.	30,000	146,041
Pou Chen Corp.	366,000	400,680
Powertech Technology, Inc.	116,000	382,114
Poya International Co., Ltd.	6,180	83,671
President Chain Store Corp. (b)	94,000	862,173
President Securities Corp.	86,320	68,860
Primax Electronics, Ltd.	87,000	156,979
Prince Housing & Development Corp.	113,000	51,646
Qisda Corp.	262,000	302,040
Quanta Computer, Inc.	408,000	1,249,480
Radiant Opto-Electronics Corp.	62,000	222,702
RDC Semiconductor Co., Ltd. (b)	7,000	90,356
Realtek Semiconductor Corp.	69,000	1,024,980
Rexon Industrial Corp., Ltd.	15,000	23,474
RichWave Technology Corp.	12,600	82,471
Ruentex Development Co., Ltd.	162,457	445,343
Ruentex Industries, Ltd.	61,620	246,599
Run Long Construction Co., Ltd.	21,200	42,546
Sanyang Motor Co., Ltd.	55,000	55,077
SDI Corp.	35,000	196,958
Sea, Ltd. ADR (b)	49,900	5,977,521
Sensortek Technology Corp.	2,000	30,306
Sercomm Corp.	27,000	73,863
Shanghai Commercial & Savings Bank, Ltd.	534,649	931,761
Shihlin Paper Corp. (b)	42,000	88,339
Shin Kong Financial Holding Co., Ltd.	1,969,889	737,318
Shin Zu Shing Co., Ltd.	18,742	54,068
Shinkong Insurance Co., Ltd.	53,000	101,293
Shinkong Synthetic Fibers Corp.	122,000	88,569
Shiny Chemical Industrial Co., Ltd.	11,000	85,175
Sigurd Microelectronics Corp.	67,078	138,238
Simplo Technology Co., Ltd.	25,000	269,895
Sinbon Electronics Co., Ltd.	37,000	333,745
Sincere Navigation Corp.	89,000	85,842
Sino-American Silicon Products, Inc.	84,000	514,458

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
SinoPac Financial Holdings Co., Ltd.	1,603,281	$1,025,383
Sitronix Technology Corp.	16,000	160,059
Soft-World International Corp.	32,000	101,429
Solar Applied Materials Technology Corp.	42,205	74,742
Sonix Technology Co., Ltd.	17,000	52,986
Sporton International, Inc.	11,550	75,716
St Shine Optical Co., Ltd.	6,000	59,847
Standard Foods Corp.	51,417	89,008
Sunny Friend Environmental Technology Co., Ltd.	8,000	57,279
Sunplus Technology Co., Ltd.	58,000	73,345
Supreme Electronics Co., Ltd.	134,893	242,760
Synnex Technology International Corp.	223,550	583,523
Systex Corp.	16,000	45,079
T3EX Global Holdings Corp.	13,000	55,118
TA Chen Stainless Pipe	241,408	408,301
Taichung Commercial Bank Co., Ltd.	401,856	211,426
TaiDoc Technology Corp.	5,000	35,658
Taigen Biopharmaceuticals Holdings, Ltd. (b)	126,000	74,322
TaiMed Biologics, Inc. (b)	15,000	32,894
Tainan Spinning Co., Ltd.	115,000	93,044
Taishin Financial Holding Co., Ltd.	1,564,175	1,112,718
Taiwan Business Bank	876,481	391,011
Taiwan Cement Corp.	785,504	1,362,444
Taiwan Cogeneration Corp.	134,000	179,828
Taiwan Cooperative Financial Holding Co., Ltd.	1,436,905	1,474,780
Taiwan Fertilizer Co., Ltd.	111,000	282,428
Taiwan Glass Industry Corp.	109,000	94,822
Taiwan High Speed Rail Corp.	360,000	361,667
Taiwan Hon Chuan Enterprise Co., Ltd.	101,000	276,206
Taiwan Mask Corp.	23,000	76,437
Taiwan Mobile Co., Ltd.	272,000	995,340
Taiwan Paiho, Ltd.	32,000	79,820
Taiwan Secom Co., Ltd.	50,000	189,767
Taiwan Semiconductor Co., Ltd.	23,000	68,431
Taiwan Semiconductor Manufacturing Co., Ltd.	3,822,000	78,402,647
Taiwan Shin Kong Security Co., Ltd.	33,000	45,915
Taiwan Surface Mounting Technology Corp.	30,000	121,754
Taiwan TEA Corp. (b)	161,000	109,573
Taiwan Union Technology Corp.	35,000	101,281
Tanvex BioPharma, Inc. (b)	16,536	31,769
Tatung Co., Ltd. (b)	237,000	293,268
Security Description	Shares	Value
TCI Co., Ltd.	14,000	$92,321
Teco Electric and Machinery Co., Ltd.	246,000	274,478
Test Research, Inc.	44,000	103,774
Thinking Electronic Industrial Co., Ltd.	26,000	133,737
Ton Yi Industrial Corp.	184,000	115,271
Tong Hsing Electronic Industries, Ltd.	34,599	344,979
Tong Yang Industry Co., Ltd.	58,000	64,806
Topco Scientific Co., Ltd.	22,000	129,637
Topkey Corp.	8,000	36,901
TPK Holding Co., Ltd.	33,000	42,475
Transcend Information, Inc.	21,000	54,271
Tripod Technology Corp.	63,000	293,197
TSEC Corp. (b)	40,000	55,878
TSRC Corp.	58,000	70,122
TTY Biopharm Co., Ltd.	22,000	52,897
Tung Ho Steel Enterprise Corp.	70,560	171,850
Tung Thih Electronic Co., Ltd.	8,000	41,618
TXC Corp.	39,000	137,965
U-Ming Marine Transport Corp.	67,000	137,300
Unimicron Technology Corp.	182,000	1,551,267
Union Bank Of Taiwan (b)	372,969	222,734
Uni-President Enterprises Corp.	746,880	1,704,502
United Integrated Services Co., Ltd.	32,000	216,273
United Microelectronics Corp.	1,853,000	3,402,894
United Renewable Energy Co., Ltd. (b)	164,571	131,177
Universal Cement Corp.	119,000	88,292
Universal Vision Biotechnology Co., Ltd.	5,000	48,537
UPC Technology Corp.	80,000	50,714
USI Corp.	244,000	254,095
Vanguard International Semiconductor Corp.	137,000	589,922
VIA Labs, Inc.	1,000	14,627
Via Technologies, Inc.	23,000	52,048
Visual Photonics Epitaxy Co., Ltd.	20,000	78,043
Voltronic Power Technology Corp.	10,200	514,748
Wafer Works Corp.	70,290	167,387
Wah Lee Industrial Corp.	18,360	69,572
Walsin Lihwa Corp.	412,000	418,977
Walsin Technology Corp. (b)	43,000	210,325
Wan Hai Lines, Ltd.	91,800	502,731
Win Semiconductors Corp.	51,000	469,332
Winbond Electronics Corp.	451,000	483,065
Wisdom Marine Lines Co., Ltd.	77,000	230,765
Wistron Corp.	446,842	462,473
Wistron NeWeb Corp.	36,000	89,299

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Wiwynn Corp.	11,000	$388,040
WPG Holdings, Ltd.	247,480	482,129
WT Microelectronics Co., Ltd.	59,000	161,895
XinTec, Inc.	17,000	76,465
Xxentria Technology Materials Corp.	32,000	75,246
Yageo Corp.	67,766	1,011,551
Yang Ming Marine Transport Corp. (b)	279,000	1,196,114
YC INOX Co., Ltd.	86,531	105,253
YFY, Inc.	199,000	236,032
Yieh Phui Enterprise Co., Ltd. (b)	104,000	88,665
Yuanta Financial Holding Co., Ltd.	1,466,142	1,343,183
Yulon Finance Corp.	25,300	199,186
Yulon Motor Co., Ltd.	71,205	100,418
Zhen Ding Technology Holding, Ltd.	100,000	372,348
		221,277,630
TANZANIA, UNITED REPUBLIC OF — 0.0% (a)
AngloGold Ashanti, Ltd.	65,032	1,543,083
Helios Towers PLC (b)(c)	99,024	150,458
		1,693,541
THAILAND — 0.6%
Advanced Info Service PCL	190,700	1,336,334
AEON Thana Sinsap Thailand PCL	10,400	61,149
Airports of Thailand PCL (b)	687,300	1,369,432
Amata Corp. PCL	98,300	65,336
AP Thailand PCL	621,274	205,534
Asia Aviation PCL NVDR (b)(c)	828,046	63,959
Asset World Corp. PCL (b)	1,538,800	236,027
B Grimm Power PCL	246,100	260,903
Bangchak Corp. PCL	206,300	184,584
Bangkok Chain Hospital PCL	162,000	100,367
Bangkok Commercial Asset Management PCL	256,500	158,914
Bangkok Dusit Medical Services PCL Class F	1,537,700	1,156,165
Bangkok Expressway & Metro PCL	1,223,100	320,029
Bangkok Land PCL	1,469,600	45,083
Bangkok Life Assurance PCL NVDR	60,300	78,435
Banpu PCL	1,001,866	331,444
Banpu Power PCL (c)	91,700	45,781
BCPG PCL	256,000	92,391
BEC World PCL (b)	129,900	65,634
Berli Jucker PCL	355,900	385,335
BTS Group Holdings PCL	1,137,300	314,682
Bumrungrad Hospital PCL (c)	69,400	326,650
Carabao Group PCL Class F	35,300	114,659
Central Pattana PCL	339,300	602,066
Security Description	Shares	Value
Central Plaza Hotel PCL (b)	56,800	$68,758
Central Retail Corp. PCL	261,025	312,052
CH Karnchang PCL (c)	146,300	88,880
Charoen Pokphand Foods PCL	661,000	479,101
Chularat Hospital PCL Class F	887,900	103,077
CK Power PCL	64,900	10,150
Com7 PCL Class F	169,000	218,556
CP ALL PCL	927,000	1,812,181
Delta Electronics Thailand PCL	48,600	567,122
Dhipaya Group Holdings PCL (b)	51,400	88,501
Dohome PCL (c)	101,520	65,339
Dynasty Ceramic PCL	1,066,900	95,620
Eastern Polymer Group PCL Class F	280,400	80,114
Eastern Water Resources Development and Management PCL	197,300	43,317
Electricity Generating PCL	49,100	251,038
Energy Absolute PCL (c)	213,613	629,596
GFPT PCL	131,000	50,824
Global Power Synergy PCL Class F	102,500	222,726
Gulf Energy Development PCL	485,420	748,204
Gunkul Engineering PCL	705,600	129,448
Hana Microelectronics PCL (c)	82,100	120,372
Home Product Center PCL	853,900	408,331
Indorama Ventures PCL	243,000	339,835
Intouch Holdings PCL Class F	161,900	378,578
IRPC PCL (c)	1,621,600	173,621
Jasmine International PCL (b)(c)	363,100	44,555
Jay Mart PCL	49,300	87,850
JMT Network Services PCL Class F	77,000	178,316
KCE Electronics PCL	142,900	281,502
Kiatnakin Phatra Bank PCL	25,400	52,710
Krung Thai Bank PCL	504,100	209,220
Krungthai Card PCL	130,200	240,821
Land & Houses PCL	1,449,800	414,229
Major Cineplex Group PCL	75,245	45,260
MBK PCL (b)	118,664	44,611
Mega Lifesciences PCL	50,300	68,832
Minor International PCL (b)	533,617	537,629
MK Restaurants Group PCL	80,900	130,778
Muangthai Capital PCL	89,200	140,842
Ngern Tid Lor PCL (b)	200,000	231,579
Origin Property PCL Class F	286,100	98,091
Osotspa PCL	292,600	330,000
Plan B Media PCL Class F (b)	288,360	68,513

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Precious Shipping PCL	112,500	$57,857
Prima Marine PCL (c)	400,500	71,668
Pruksa Holding PCL	44,000	18,129
PTG Energy PCL	109,300	44,377
PTT Exploration & Production PCL	224,700	973,137
PTT Global Chemical PCL	325,300	496,511
PTT Oil & Retail Business PCL	466,100	350,451
PTT PCL	1,587,000	1,837,579
Quality Houses PCL	981,000	67,859
R&B Food Supply PCL	72,100	35,128
Ratch Group PCL (c)	108,600	143,711
Ratchthani Leasing PCL	447,000	55,925
Regional Container Lines PCL (c)	47,800	62,535
Sansiri PCL (c)	1,966,900	72,169
SCG Packaging PCL	225,600	410,490
Siam Cement PCL	124,765	1,437,143
Siam City Cement PCL	8,800	40,626
Siam Commercial Bank PCL	191,100	655,200
Siamgas & Petrochemicals PCL (c)	242,200	89,596
Singer Thailand PCL	40,400	65,612
Singha Estate PCL (b)	705,600	41,806
Sino-Thai Engineering & Construction PCL	104,500	42,114
SPCG PCL	112,855	58,719
Sri Trang Agro-Industry PCL (c)	199,100	157,184
Sri Trang Gloves Thailand PCL (c)	169,000	128,338
Srisawad Corp. PCL (c)	142,200	243,771
Star Petroleum Refining PCL	208,500	60,512
Supalai PCL	161,300	105,270
Super Energy Corp. PCL	3,551,400	95,060
Thai Oil PCL	161,900	251,980
Thai Union Group PCL Class F	372,800	211,907
Thai Vegetable Oil PCL	83,600	78,571
Thanachart Capital PCL	32,400	41,901
Thonburi Healthcare Group PCL	111,000	277,917
Thoresen Thai Agencies PCL	197,200	56,046
Tipco Asphalt PCL (c)	85,400	42,636
Tisco Financial Group PCL	54,200	163,823
TOA Paint Thailand PCL	51,700	46,258
TPI Polene PCL	1,118,800	54,846
TPI Polene Power PCL	409,400	48,020
TQM Corp. PCL	37,200	44,752
True Corp. PCL (c)	1,685,112	261,002
TTW PCL (c)	540,600	180,471
VGI PCL	967,590	148,412
WHA Corp. PCL	1,082,500	110,041
WHA Utilities and Power PCL (c)	351,200	43,306
		28,591,938
Security Description	Shares	Value
TURKEY — 0.1%
Akbank T.A.S.	468,818	$231,103
Anadolu Anonim Turk Sigorta Sirketi (b)	48,675	17,765
Anadolu Efes Biracilik Ve Malt Sanayii A/S	41,534	75,928
Aselsan Elektronik Sanayi Ve Ticaret A/S	95,465	157,115
Bera Holding A/S (b)	27,072	18,589
BIM Birlesik Magazalar A/S	83,621	482,591
Coca-Cola Icecek A/S	7,067	56,341
Dogan Sirketler Grubu Holding A/S	36,502	8,237
Eldorado Gold Corp. (b)	31,800	356,431
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT	158,361	25,372
Enerjisa Enerji AS (d)	1,575	1,745
Eregli Demir ve Celik Fabrikalari TAS	188,635	413,646
Ford Otomotiv Sanayi A/S	8,284	168,699
Gubre Fabrikalari TAS (b)	1,906	10,370
Haci Omer Sabanci Holding A/S	140,790	168,007
KOC Holding A/S	93,221	252,059
Koza Altin Isletmeleri A/S (b)	8,941	87,351
Migros Ticaret A/S (b)	17,677	55,052
Oyak Cimento Fabrikalari AS (b)	22,885	14,447
Pegasus Hava Tasimaciligi A/S (b)	148	1,084
Petkim Petrokimya Holding A/S (b)	532,531	327,497
Sok Marketler Ticaret A/S	45,420	38,676
TAV Havalimanlari Holding A/S (b)	12,185	33,827
Tekfen Holding A/S (b)	45,605	66,226
Tofas Turk Otomobil Fabrikasi A/S	9,962	52,874
Turk Hava Yollari AO (b)	91,754	201,802
Turkcell Iletisim Hizmetleri A/S	171,753	263,934
Turkiye Garanti Bankasi A/S	329,673	274,208
Turkiye Is Bankasi A/S Class C	411,468	247,458
Turkiye Petrol Rafinerileri AS (b)	12,883	188,312
Turkiye Sise ve Cam Fabrikalari A/S	165,228	171,336
Ulker Biskuvi Sanayi A/S	46,847	48,962
Yapi ve Kredi Bankasi A/S	426,675	118,587
		4,635,631
UKRAINE — 0.0% (a)
Ferrexpo PLC	48,387	117,749
UNITED ARAB EMIRATES — 0.4%
Abu Dhabi Commercial Bank PJSC	401,546	1,144,248

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Abu Dhabi Islamic Bank PJSC	209,621	$498,024
Abu Dhabi National Oil Co. for Distribution PJSC	336,788	384,565
Agthia Group PJSC	98,700	122,444
Air Arabia PJSC	303,107	132,118
Al Waha Capital PJSC	312,940	139,877
AL Yah Satellite Communications Co-PJSC-Yah Sat (b)	244,632	186,241
Aldar Properties PJSC	599,952	803,130
Amanat Holdings PJSC (b)	296,164	94,041
Aramex PJSC	90,000	91,529
Dana Gas PJSC	494,580	158,487
Dubai Financial Market PJSC	215,000	139,582
Dubai Investments PJSC	239,259	157,751
Dubai Islamic Bank PJSC	417,901	699,845
Emaar Development PJSC (b)	134,037	161,570
Emaar Properties PJSC	578,316	939,384
Emirates NBD Bank PJSC	364,564	1,483,457
Emirates Telecommunications Group Co. PJSC	519,137	5,227,824
First Abu Dhabi Bank PJSC	659,468	4,237,199
National Central Cooling Co. PJSC	153,945	103,942
Network International Holdings PLC (b)(d)	89,178	328,766
Ras Al Khaimah Ceramics	70,256	52,239
		17,286,263
UNITED KINGDOM — 7.6%
3i Group PLC	152,083	2,756,301
888 Holdings PLC	47,272	114,834
A.G. Barr PLC	16,160	113,365
AB Dynamics PLC (c)	2,636	37,695
Abcam PLC (b)	33,873	613,656
Abrdn PLC	329,232	923,987
Admiral Group PLC	29,311	985,183
Advanced Medical Solutions Group PLC	26,844	104,424
AJ Bell PLC	51,401	204,632
Alliance Pharma PLC	64,517	97,688
Alpha FX Group PLC	2,831	77,158
Alphawave IP Group PLC (b)(c)	35,904	83,650
AO World PLC (b)(c)	62,970	72,421
Argo Blockchain PLC (b)(c)	44,352	41,334
Ascential PLC (b)	64,330	293,571
Ashmore Group PLC	105,285	320,504
Ashtead Group PLC	69,886	4,410,382
ASOS PLC (b)(c)	9,035	190,518
Associated British Foods PLC	55,767	1,214,201
Assura PLC REIT	498,981	439,522
Aston Martin Lagonda Global Holdings PLC (b)(d)	12,581	161,618
Security Description	Shares	Value
AstraZeneca PLC	242,499	$32,231,958
Auction Technology Group PLC (b)	10,755	138,474
Auto Trader Group PLC (d)	157,297	1,301,496
Avacta Group PLC (b)(c)	27,428	26,724
AVEVA Group PLC	17,849	571,410
Aviva PLC	587,265	3,482,732
Avon Protection PLC	3,300	56,484
B&M European Value Retail SA	144,041	1,010,055
Babcock International Group PLC (b)	45,637	194,214
BAE Systems PLC	495,551	4,664,573
Balfour Beatty PLC	104,474	352,853
Barclays PLC	2,623,111	5,096,451
Barratt Developments PLC	164,585	1,123,022
Beazley PLC	93,520	515,392
Bellway PLC	19,179	611,059
Berkeley Group Holdings PLC (b)	18,282	893,769
Biffa PLC (d)	54,624	228,295
Big Yellow Group PLC REIT	29,533	596,750
Bodycote PLC	30,467	252,148
boohoo Group PLC (b)(c)	126,459	146,836
BP PLC	3,090,868	15,187,216
Breedon Group PLC	243,700	260,156
Brewin Dolphin Holdings PLC	54,343	365,454
Bridgepoint Group PLC (b)(c)(d)	52,823	244,466
British American Tobacco PLC	341,239	14,363,815
British Land Co. PLC REIT	143,609	996,599
Britvic PLC	42,169	448,061
BT Group PLC (c)	1,389,682	3,320,997
Bunzl PLC	54,077	2,101,955
Burberry Group PLC	64,868	1,419,282
Bytes Technology Group PLC	26,358	172,758
Capita PLC (b)	230,579	62,866
Capital & Counties Properties PLC REIT	126,173	288,578
Capricorn Energy PLC (b)(c)	68,350	197,801
Central Asia Metals PLC	16,997	53,262
Centrica PLC (b)	949,586	995,585
Ceres Power Holdings PLC (b)(c)	20,060	192,981
Chemring Group PLC	34,596	147,400
Civitas Social Housing PLC REIT	94,438	108,675
CK Hutchison Holdings, Ltd.	425,024	3,108,702
Clarkson PLC	3,903	189,030
Clinigen Healthcare, Ltd.	23,214	281,790
Clipper Logistics PLC	11,584	134,523
Close Brothers Group PLC	20,645	322,094
CLS Holdings PLC	22,420	58,903
CMC Markets PLC (d)	21,347	71,531
CNH Industrial NV	160,379	2,540,709
Coats Group PLC	249,140	250,287

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Coca-Cola Europacific Partners PLC	20,700	$1,006,227
Coca-Cola Europacific Partners PLC	11,838	584,791
Compass Group PLC	279,267	6,023,579
Computacenter PLC	11,525	444,108
ConvaTec Group PLC (d)	268,725	760,725
Countryside Partnerships PLC (b)(d)	72,392	256,481
Craneware PLC	6,020	132,368
Cranswick PLC	9,222	426,646
Crest Nicholson Holdings PLC	47,279	165,560
Croda International PLC	22,099	2,278,553
Currys PLC	208,183	247,437
Custodian REIT PLC	48,411	64,888
CVS Group PLC	15,156	357,596
DCC PLC	14,982	1,162,766
Dechra Pharmaceuticals PLC	17,442	928,147
Deliveroo PLC (b)(d)	90,000	132,991
Derwent London PLC REIT	14,957	629,273
Diageo PLC	364,903	18,551,817
Diploma PLC	20,395	701,776
Direct Line Insurance Group PLC	208,520	753,091
Domino's Pizza Group PLC	66,407	331,028
dotdigital group PLC	32,796	35,711
Dr. Martens PLC	79,874	248,900
Drax Group PLC	63,387	653,338
DS Smith PLC	223,970	944,105
Dunelm Group PLC	17,593	251,258
easyJet PLC (b)	50,026	363,751
Electrocomponents PLC	75,797	1,072,947
Elementis PLC (b)	110,056	170,765
EMIS Group PLC	9,755	170,714
Empiric Student Property PLC REIT	78,997	94,962
Entain PLC (b)	94,163	2,021,675
Ergomed PLC (b)	3,965	70,237
Essentra PLC	43,641	180,154
Eurasia Mining PLC (b)	194,764	30,772
Euromoney Institutional Investor PLC	22,562	291,756
Experian PLC	144,456	5,577,968
FD Technologies PLC (b)	2,570	65,053
Fevertree Drinks PLC	15,380	359,926
Firstgroup PLC (b)	134,723	196,620
Forterra PLC (d)	29,434	90,104
Frasers Group PLC (b)	35,574	295,094
Frontier Developments PLC (b)(c)	5,571	91,357
Funding Circle Holdings PLC (b)(d)	129,936	126,428
Future PLC	17,789	605,846
Games Workshop Group PLC	5,583	532,109
Security Description	Shares	Value
Gamma Communications PLC	12,118	$215,048
GB Group PLC	30,978	223,551
Genuit Group PLC	40,497	260,321
Genus PLC	9,334	346,813
Go-Ahead Group PLC (b)	4,113	44,623
Grafton Group PLC CDI	32,158	412,310
Grainger PLC	123,401	471,700
Great Portland Estates PLC REIT	31,129	289,730
Greatland Gold PLC (b)(c)	854,395	150,730
Greggs PLC	16,071	517,341
Gym Group PLC (b)(d)	21,918	56,101
Halfords Group PLC	44,124	142,916
Halma PLC	59,705	1,957,837
Hammerson PLC REIT (c)	467,765	203,365
Harbour Energy PLC (b)	72,670	460,494
Hargreaves Lansdown PLC	58,447	772,139
Hays PLC	246,248	395,220
Helical PLC	16,644	90,068
Hill & Smith Holdings PLC	10,999	212,180
Hiscox, Ltd.	50,337	650,617
Home Reit PLC	75,000	122,448
HomeServe PLC	52,277	580,241
Hotel Chocolat Group PLC (b)	15,284	90,557
Howden Joinery Group PLC	91,109	915,457
HSBC Holdings PLC	3,185,194	21,806,368
Hunting PLC	13,720	54,284
Ibstock PLC (d)	111,679	256,900
Ideagen PLC	48,596	139,485
IG Design Group PLC (c)	11,749	10,364
IG Group Holdings PLC	70,481	758,746
IMI PLC	41,169	734,648
Impax Asset Management Group PLC	11,634	150,025
Imperial Brands PLC	147,412	3,112,286
Inchcape PLC	56,716	497,409
Indivior PLC (b)	116,804	430,920
Informa PLC (b)	241,264	1,894,624
IntegraFin Holdings PLC	44,354	245,859
InterContinental Hotels Group PLC	29,321	1,987,643
Intermediate Capital Group PLC	46,694	1,086,574
Intertek Group PLC	25,882	1,769,644
Investec PLC	104,608	693,619
IP Group PLC	167,453	195,954
IQE PLC (b)(c)	95,123	42,332
ITM Power PLC (b)(c)	61,025	281,661
ITV PLC (b)	534,601	573,450
J D Wetherspoon PLC (b)	16,884	172,373
J Sainsbury PLC	270,417	897,066
JD Sports Fashion PLC (b)	424,784	820,392
JET2 PLC (b)	26,401	397,064
John Wood Group PLC (b)	116,196	245,633
Johnson Matthey PLC	31,873	781,289

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Johnson Service Group PLC (b)	54,408	$84,119
Judges Scientific PLC	534	48,091
Jupiter Fund Management PLC	87,814	238,872
Just Eat Takeaway (b)(d)	5,995	202,854
Just Eat Takeaway.com NV (b)(d)	23,333	787,067
Just Group PLC (b)	193,247	222,493
Kainos Group PLC	12,651	220,371
Kape Technologies PLC (b)	29,246	149,529
Keller Group PLC	10,427	114,094
Kier Group PLC (b)	60,227	67,641
Kingfisher PLC	332,120	1,111,031
Lancashire Holdings, Ltd.	47,161	266,532
Land Securities Group PLC REIT	112,576	1,157,646
Learning Technologies Group PLC	80,767	173,231
Legal & General Group PLC	939,465	3,338,377
Liontrust Asset Management PLC	8,429	140,357
Lloyds Banking Group PLC	11,089,635	6,768,637
London Stock Exchange Group PLC	51,468	5,379,371
LondonMetric Property PLC REIT	166,697	604,337
Luceco PLC (d)	24,414	65,552
LXI REIT PLC	174,157	339,016
M&G PLC	392,518	1,133,558
Man Group PLC	219,807	672,302
Marks & Spencer Group PLC (b)	306,559	620,159
Marshalls PLC	27,624	246,061
Marston's PLC (b)	220,998	236,564
Meggitt PLC (b)	119,322	1,190,141
Melrose Industries PLC	660,123	1,073,257
Micro Focus International PLC ADR (c)	15,603	82,696
Micro Focus International PLC	27,764	147,028
Mitchells & Butlers PLC (b)	30,869	94,638
Mitie Group PLC	176,377	126,844
Moneysupermarket.com Group PLC	105,401	262,749
Moonpig Group PLC (b)	18,827	54,940
Morgan Advanced Materials PLC	51,435	209,002
Morgan Sindall Group PLC	4,942	155,961
Naked Wines PLC (b)(c)	7,158	33,797
National Express Group PLC (b)	80,953	247,805
National Grid PLC	566,208	8,721,479
Natwest Group PLC	896,465	2,537,702
NCC Group PLC	91,183	219,223
Next PLC	21,431	1,689,411
Ninety One PLC	40,079	134,458
Security Description	Shares	Value
Numis Corp. PLC	1,570	$5,269
Ocado Group PLC (b)	78,510	1,201,556
On the Beach Group PLC (b)(d)	15,830	48,876
OSB Group PLC	77,148	572,728
Oxford Biomedica PLC (b)	16,489	146,327
Pagegroup PLC	44,988	290,494
Pantheon Resources PLC (b)	70,381	108,249
Paragon Banking Group PLC	36,461	239,086
Pearson PLC	121,503	1,194,061
Pennon Group PLC	50,701	715,210
Persimmon PLC	49,492	1,390,992
Petrofac, Ltd. (b)	91,326	125,295
Pets at Home Group PLC	78,789	373,051
Phoenix Group Holdings PLC	112,978	907,235
Picton Property Income, Ltd. REIT	95,313	123,037
Playtech PLC (b)	51,033	397,780
Polar Capital Holdings PLC	9,057	74,054
Premier Foods PLC	118,527	177,907
Primary Health Properties PLC REIT (c)	207,287	403,669
Provident Financial PLC (b)	54,404	219,621
Prudential PLC	429,915	6,361,448
PZ Cussons PLC	23,269	59,712
QinetiQ Group PLC	81,230	323,538
Quilter PLC (d)	258,921	484,507
Rank Group PLC (b)	31,507	55,837
Rathbones Group PLC	10,212	266,224
Reach PLC	36,256	87,313
Reckitt Benckiser Group PLC	111,816	8,549,471
Redde Northgate PLC	40,263	229,013
Redrow PLC	42,322	290,185
Regional REIT, Ltd. (d)	91,945	105,927
RELX PLC (e)	285,918	8,917,443
RELX PLC (e)	16,922	529,481
Renewi PLC (b)	10,000	87,031
Renishaw PLC	5,025	254,222
Rentokil Initial PLC	298,274	2,059,346
Restaurant Group PLC (b)	136,741	109,616
Restore PLC	14,057	85,146
Rightmove PLC	129,178	1,070,048
Rolls-Royce Holdings PLC (b)	1,319,798	1,739,494
Rotork PLC	126,313	539,072
Royal Mail PLC	117,414	505,639
RWS Holdings PLC	39,979	194,762
S4 Capital PLC (b)	43,001	162,343
Sabre Insurance Group PLC (d)	28,770	87,576
Safestore Holdings PLC REIT	33,283	587,216
Saga PLC (b)	12,850	39,252
Sage Group PLC	169,305	1,554,832
Savills PLC	22,943	334,384
Schroders PLC	18,768	792,115
Secure Income REIT PLC	64,218	382,601

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Segro PLC REIT	189,656	$3,341,586
Senior PLC (b)	88,720	149,054
Serco Group PLC	166,747	314,647
Serica Energy PLC	48,012	250,399
Severn Trent PLC	37,917	1,531,706
Shaftesbury PLC REIT (c)	38,149	308,540
SIG PLC (b)	86,698	49,245
Smart Metering Systems PLC	22,755	235,621
Smith & Nephew PLC	137,625	2,193,908
Smiths Group PLC	60,051	1,140,322
Softcat PLC	18,219	408,756
Spectris PLC	16,781	570,421
Spirax-Sarco Engineering PLC	11,727	1,921,518
Spire Healthcare Group PLC (b)(d)	49,079	156,991
Spirent Communications PLC	99,712	311,294
SSE PLC	166,821	3,820,406
SSP Group PLC (b)	114,261	339,679
St James's Place PLC	86,503	1,634,600
Stagecoach Group PLC (b)	45,711	63,917
Standard Chartered PLC	414,714	2,759,162
SThree PLC	15,499	83,962
Strix Group PLC (c)	66,747	177,523
Subsea 7 SA	40,804	381,697
Synthomer PLC	64,629	258,833
Target Healthcare REIT PLC	83,000	122,412
Tate & Lyle PLC	69,407	666,864
Taylor Wimpey PLC	551,548	941,385
Team17 Group PLC (b)	19,803	139,233
Telecom Plus PLC	13,020	260,960
Tesco PLC	1,192,787	4,328,115
TORM PLC Class A (b)(c)	8,442	73,171
TP ICAP Group PLC	110,676	216,105
Trainline PLC (b)(d)	60,301	198,488
Travis Perkins PLC	33,338	538,829
Tritax Big Box REIT PLC	296,527	941,043
Trustpilot Group PLC (b)(d)	20,000	37,876
Tyman PLC	26,489	110,269
UK Commercial Property REIT, Ltd.	128,022	148,222
Ultra Electronics Holdings PLC	11,441	498,233
Unilever PLC	402,014	18,294,237
UNITE Group PLC REIT	52,963	804,086
United Utilities Group PLC	106,741	1,575,405
Urban Logistics REIT PLC	64,877	162,726
Vesuvius PLC	33,163	148,638
Victoria PLC (b)(c)	10,073	120,159
Victrex PLC	15,021	359,890
Virgin Money UK PLC	195,661	436,297
Vistry Group PLC	37,963	468,171
Vodafone Group PLC	4,271,383	7,020,146
Volex PLC (c)	14,405	50,126
Volution Group PLC	26,717	146,169
Warehouse Reit PLC	89,420	204,388
Security Description	Shares	Value
Watkin Jones PLC	28,675	$96,653
Weir Group PLC	42,406	907,006
WH Smith PLC (b)	22,750	425,890
Whitbread PLC (b)	30,496	1,138,070
Wickes Group PLC	31,885	77,008
Workspace Group PLC REIT	24,084	215,606
WPP PLC	182,785	2,397,771
Yellow Cake PLC (b)(d)	19,706	102,226
YouGov PLC	14,274	257,476
Young & Co's Brewery PLC Class A	2,735	50,955
		368,749,007
UNITED STATES — 1.3%
Argonaut Gold, Inc. (b)(c)	70,000	137,304
Avast PLC (d)	104,289	777,187
Bausch Health Cos., Inc. (b)	46,100	1,054,094
Beyondspring, Inc. (b)(c)	7,600	16,720
Brookfield Renewable Corp. Class A	20,500	896,121
BRP, Inc. (c)	6,367	521,777
Burford Capital, Ltd.	31,785	290,281
Caesarstone, Ltd.	2,900	30,508
Carnival PLC (b)	23,276	422,565
Cineworld Group PLC (b)(c)	111,775	47,550
CyberArk Software, Ltd. (b)	6,683	1,127,756
Diversified Energy Co. PLC	100,217	156,380
Eagle Hospitality Trust Unit (b)(f)	112,600	—
Energy Fuels, Inc. (b)(c)	29,700	273,686
Ferguson PLC	34,581	4,695,729
Fiverr International, Ltd. (b)(c)	5,100	387,957
GlaxoSmithKline PLC	787,657	17,081,421
Inmode, Ltd. (b)	8,000	295,280
James Hardie Industries PLC CDI	71,063	2,139,303
JBS SA	135,800	1,063,949
Legend Biotech Corp. ADR (b)	7,900	287,086
Maxeon Solar Technologies, Ltd. (b)(c)	1,700	24,616
MDA, Ltd. (b)	7,400	61,141
Mind Medicine MindMed, Inc. (b)(c)	97,100	107,280
Parade Technologies, Ltd.	13,000	812,473
PolyPeptide Group AG (b)(d)	2,241	178,025
Primo Water Corp.	23,700	337,745
QIAGEN NV (b)	36,000	1,776,736
Razer, Inc. (b)(d)	739,000	239,649
REC Silicon ASA (b)(c)	36,713	60,883
Reliance Worldwide Corp., Ltd.	114,294	362,155
Renalytix PLC (b)	5,727	20,353
Rhi Magnesita NV	5,115	162,685
Riskified, Ltd. Class A (b)	8,400	50,736
Schneider Electric SE	84,621	14,289,246

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Sims, Ltd.	32,754	$529,816
Stellantis NV (e)	119,689	1,954,108
Stellantis NV (e)	195,713	3,186,821
Swiss Re AG	47,302	4,521,456
Taro Pharmaceutical Industries, Ltd. (b)	2,400	103,824
Tenaris SA	73,919	1,116,767
Titan Cement International SA (b)	4,292	63,731
UroGen Pharma, Ltd. (b)(c)	12,700	110,617
Vobile Group, Ltd. (b)(c)	172,000	103,713
		61,877,230
ZAMBIA — 0.1%
First Quantum Minerals, Ltd.	88,500	3,066,555
TOTAL COMMON STOCKS (Cost $4,079,810,650)		4,636,120,257

PREFERRED STOCKS — 0.0% (a)
RUSSIA — 0.0% (a)
Surgutneftegas PJSC, (f) (Cost: $436,746)	802,100	—
RIGHTS — 0.0% (a)
FRANCE — 0.0% (a)
Electricite de France SA (expiring 04/04/22) (b)	82,883	30,986
KUWAIT — 0.0% (a)
National Industries Group (expiring 04/21/22) (b)	70,000	6,532
SINGAPORE — 0.0% (a)
Lendlease Global Commercial (expiring 04/12/22)	53,128	2,159
SOUTH KOREA — 0.0% (a)
Dawonsys Co., Ltd. (expiring 04/21/22)	279	1,784
Samsung Biologics Co., Ltd. (expiring 4/8/22) (b)	164	25,438
		27,222
TOTAL RIGHTS (Cost $0)		66,899
WARRANTS — 0.0% (a)
CANADA — 0.0% (a)
Cenovus Energy, Inc. (expiring 01/01/26) (b)	2,437	28,291
ITALY — 0.0% (a)
Webuild SpA (expiring 08/02/30) (b)(c)(f)	2,371	—
MALAYSIA — 0.0% (a)
Frontken Corp. Bhd (expiring 05/03/26) (b)	30,950	2,687
Scientex Bhd (expiring 01/14/26) (b)	4,960	1,356
Security Description	Shares	Value
SKP Resources Bhd (expiring 04/25/26) (b)	54,260	$1,807
VS Industry Bhd (expiring 06/14/24) (b)	88,800	5,808
		11,658
THAILAND — 0.0% (a)
Banpu PCL (expiring 10/01/22) (b)	250,466	37,664
Banpu PCL (expiring 10/01/23) (b)	250,466	23,352
BTS Group Holdings PCL (expiring 11/20/26) (b)	181,880	2,844
BTS Group Holdings PCL (expiring 11/7/24) (b)	90,940	1,504
BTS Group Holdings PCL (expiring 9/5/22) (b)	45,470	670
Jay Mart PCL (expiring 07/26/25) (b)	2,435	1,260
MBK PCL (expiring 05/15/24) (b)	4,746	1,427
MBK PCL (expiring 11/15/24) (b)	4,746	1,342
MBK W4	4,746	1,356
Plan B Media PLC (b)	10,680	305
Srisawad Corp. PCL (expiring 8/29/25) (b)	3,396	802
VGI Public Company Ltd.(expiring 03/30/23)	223,290	—
		72,526
TOTAL WARRANTS (Cost $9,081)		112,475
SHORT-TERM INVESTMENTS — 5.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.29% (g)(h)	183,841,271	183,841,271
State Street Navigator Securities Lending Portfolio II (i)(j)	92,850,193	92,850,193
TOTAL SHORT-TERM INVESTMENTS (Cost $276,691,464)		276,691,464
TOTAL INVESTMENTS — 101.2% (Cost $4,356,947,941)		4,912,991,095
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(58,795,245)
NET ASSETS — 100.0%		$4,854,195,850
(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at March 31, 2022.

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.5% of net assets as of March 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2022, total aggregate fair value of the securities is $165,201, representing 0.00% of the Fund's net assets.
(g)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2022.
(i)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

At March 31, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets (long)	1,560	06/17/2022	$83,720,643	$87,789,000	$4,068,357
MSCI EAFE Index (long)	1,127	06/17/2022	115,330,836	120,836,940	5,506,104
S&P/TSX 60 Index (long)	50	06/16/2022	10,332,921	10,544,814	211,893
					$9,786,354

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$686,112,167	$3,949,842,889	$165,201	$4,636,120,257
Preferred Stocks	—	—	0(a)	0
Rights	—	66,899	—	66,899
Warrants	111,119	1,356	0(a)	112,475
Short-Term Investments	276,691,464	—	—	276,691,464
TOTAL INVESTMENTS	$962,914,751	$3,949,911,144	$165,200	$4,912,991,095
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	9,786,354	—	—	9,786,354
TOTAL OTHER FINANCIAL INSTRUMENTS:	$9,786,354	$—	$—	$9,786,354
(a)	Fund held a Level 3 security that was valued at $0 at March 31, 2022.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Top Five Industries as of March 31, 2022

Description	% of Net Assets
Banks	12.6%
Pharmaceuticals	5.5
Semiconductors	5.3
Oil & Gas	4.2
Insurance	4.2
TOTAL	31.8%
(The top five industries are expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	171,512,422	$171,512,422	$306,833,240	$294,504,391	$—	$—	183,841,271	$183,841,271	$29,543
State Street Navigator Securities Lending Portfolio II	69,958,002	69,958,002	130,184,599	107,292,408	—	—	92,850,193	92,850,193	139,924
Total		$241,470,424	$437,017,839	$401,796,799	$—	$—		$276,691,464	$169,467
See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments
March 31, 2022 (Unaudited)

State Street Small/Mid Cap Equity Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Small/Mid Cap Equity Index Portfolio. The schedule of investments for the State Street Small/Mid Cap Equity Index Portfolio follows.
Security Description	Shares	Value
COMMON STOCKS — 98.7%
AEROSPACE & DEFENSE — 1.1%
AAR Corp. (a)	8,241	$399,112
Aerojet Rocketdyne Holdings, Inc. (a)	16,912	665,487
AeroVironment, Inc. (a)	5,045	474,936
AerSale Corp. (a) (b)	3,000	47,160
Astronics Corp. (a)	5,068	65,529
Axon Enterprise, Inc. (a)	14,665	2,019,810
BWX Technologies, Inc.	20,826	1,121,688
Byrna Technologies, Inc. (a) (b)	3,800	31,046
Cadre Holdings, Inc.	1,200	29,472
Curtiss-Wright Corp.	8,815	1,323,660
Ducommun, Inc. (a)	3,600	188,604
HEICO Corp.	10,746	1,649,941
HEICO Corp. Class A	17,264	2,189,593
Hexcel Corp.	18,917	1,124,994
Kaman Corp.	5,999	260,837
Kratos Defense & Security Solutions, Inc. (a)	28,000	573,440
Maxar Technologies, Inc.	16,076	634,359
Mercury Systems, Inc. (a)	12,700	818,515
Moog, Inc. Class A	6,421	563,764
National Presto Industries, Inc.	990	76,181
Park Aerospace Corp.	6,000	78,300
Parsons Corp. (a)	5,751	222,564
Spirit AeroSystems Holdings, Inc. Class A	23,542	1,150,968
Triumph Group, Inc. (a)	14,245	360,114
Vectrus, Inc. (a)	2,200	78,892
Virgin Galactic Holdings, Inc. (a) (b)	39,600	391,248
Woodward, Inc.	13,774	1,720,510
		18,260,724
AIR FREIGHT & LOGISTICS — 0.2%
Air Transport Services Group, Inc. (a)	12,900	431,505
Atlas Air Worldwide Holdings, Inc. (a)	6,335	547,154
Forward Air Corp.	5,951	581,889
GXO Logistics, Inc. (a)	21,890	1,561,633
Hub Group, Inc. Class A (a)	7,417	572,666
Radiant Logistics, Inc. (a)	7,653	48,750
		3,743,597
AIRLINES — 0.2%
Allegiant Travel Co. (a)	3,350	544,006
Copa Holdings SA Class A (a) (b)	7,291	609,819
Security Description	Shares	Value
Frontier Group Holdings, Inc. (a)	9,200	$104,236
Hawaiian Holdings, Inc. (a)	12,445	245,167
JetBlue Airways Corp. (a)	69,836	1,044,048
Mesa Air Group, Inc. (a)	6,900	30,360
SkyWest, Inc. (a)	10,903	314,552
Spirit Airlines, Inc. (a)	21,769	476,088
Sun Country Airlines Holdings, Inc. (a)	7,700	201,586
		3,569,862
AUTO COMPONENTS — 0.7%
Adient PLC (a)	20,800	848,016
American Axle & Manufacturing Holdings, Inc. (a)	26,650	206,804
Cooper-Standard Holdings, Inc. (a)	3,290	28,853
Dana, Inc.	31,742	557,707
Dorman Products, Inc. (a)	5,927	563,243
Fox Factory Holding Corp. (a)	9,297	910,641
Gentex Corp.	53,523	1,561,266
Gentherm, Inc. (a)	7,285	532,096
Goodyear Tire & Rubber Co. (a)	61,516	879,064
LCI Industries	5,613	582,686
Lear Corp.	13,551	1,932,237
Modine Manufacturing Co. (a)	12,483	112,472
Motorcar Parts of America, Inc. (a)	3,600	64,188
Patrick Industries, Inc.	5,028	303,188
QuantumScape Corp. (a) (b)	55,101	1,101,469
Standard Motor Products, Inc.	5,143	221,869
Stoneridge, Inc. (a)	6,382	132,490
Tenneco, Inc. Class A (a)	14,968	274,214
Visteon Corp. (a)	6,158	672,023
XL Fleet Corp. (a)	21,800	43,382
XPEL, Inc. (a) (b)	4,100	215,701
		11,743,609
AUTOMOBILES — 0.3%
Arcimoto, Inc. (a) (b)	5,900	38,999
Canoo, Inc. (a) (b)	22,700	125,304
Fisker, Inc. (a) (b)	37,500	483,750
Harley-Davidson, Inc.	34,401	1,355,399
Lordstown Motors Corp. Class A (a) (b)	32,700	111,507
Rivian Automotive, Inc. Class A (a)	33,800	1,698,112
Thor Industries, Inc. (b)	12,001	944,479
Winnebago Industries, Inc. (b)	7,100	383,613
Workhorse Group, Inc. (a) (b)	33,075	165,375
		5,306,538
See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
BANKS — 5.1%
1st Source Corp.	3,320	$153,550
Allegiance Bancshares, Inc.	4,300	192,124
Amalgamated Financial Corp.	2,500	44,925
Amerant Bancorp, Inc.	5,900	186,381
American National Bankshares, Inc.	2,500	94,200
Ameris Bancorp	14,759	647,625
Arrow Financial Corp.	3,230	104,717
Associated Banc-Corp.	33,430	760,867
Atlantic Union Bankshares Corp.	17,007	623,987
Banc of California, Inc.	13,754	266,277
BancFirst Corp.	3,652	303,883
Bancorp, Inc. (a)	12,000	339,960
Bank First Corp. (b)	1,600	115,184
Bank of Hawaii Corp.	9,126	765,854
Bank of Marin Bancorp	3,144	110,260
Bank of NT Butterfield & Son, Ltd.	11,596	416,064
Bank OZK	26,528	1,132,746
BankUnited, Inc.	19,327	849,615
Banner Corp.	7,700	450,681
Bar Harbor Bankshares	3,680	105,322
Berkshire Hills Bancorp, Inc.	10,616	307,546
Blue Ridge Bankshares, Inc.	5,100	77,367
BOK Financial Corp.	6,908	649,007
Brookline Bancorp, Inc.	15,951	252,345
Business First Bancshares, Inc.	4,900	119,217
Byline Bancorp, Inc.	4,800	128,064
Cadence Bank	39,645	1,160,013
Cambridge Bancorp	1,391	118,235
Camden National Corp.	2,902	136,510
Capital Bancorp, Inc.	1,500	34,290
Capital City Bank Group, Inc.	2,700	71,172
Capstar Financial Holdings, Inc.	4,800	101,184
Carter Bankshares, Inc. (a)	4,900	85,113
Cathay General Bancorp	16,809	752,203
CBTX, Inc.	3,590	111,290
Central Pacific Financial Corp.	5,254	146,587
Citizens & Northern Corp.	3,100	75,578
City Holding Co.	2,984	234,841
Civista Bancshares, Inc.	3,000	72,300
CNB Financial Corp.	3,800	100,016
Coastal Financial Corp. (a)	2,413	110,395
Columbia Banking System, Inc.	17,259	556,948
Commerce Bancshares, Inc.	24,821	1,776,935
Community Bank System, Inc.	12,139	851,551
Community Trust Bancorp, Inc.	4,403	181,404
ConnectOne Bancorp, Inc.	8,034	257,168
CrossFirst Bankshares, Inc. (a)	9,223	145,354
Cullen/Frost Bankers, Inc.	12,772	1,767,772
Customers Bancorp, Inc. (a)	6,802	354,656
CVB Financial Corp.	29,900	693,979
Dime Community Bancshares, Inc.	7,240	250,287
Security Description	Shares	Value
Eagle Bancorp, Inc.	7,100	$404,771
East West Bancorp, Inc.	31,733	2,507,542
Eastern Bankshares, Inc.	37,800	814,212
Enterprise Bancorp, Inc.	2,478	99,417
Enterprise Financial Services Corp.	7,314	346,025
Equity Bancshares, Inc. Class A	2,700	87,237
Farmers National Banc Corp.	6,066	103,486
FB Financial Corp.	7,183	319,069
Fidelity D&D Bancorp, Inc. (b)	844	39,187
Financial Institutions, Inc.	4,480	134,982
First BanCorp (c)	43,200	566,784
First BanCorp (c)	7,314	305,506
First Bancorp, Inc.	2,700	81,216
First Bancshares, Inc.	4,000	134,640
First Bank	4,400	62,568
First Busey Corp.	10,788	273,368
First Citizens BancShares, Inc. Class A	2,728	1,815,757
First Commonwealth Financial Corp.	19,906	301,775
First Community Bankshares, Inc.	3,300	93,093
First Financial Bancorp	19,391	446,963
First Financial Bankshares, Inc.	28,602	1,261,920
First Financial Corp.	3,100	134,168
First Foundation, Inc.	11,350	275,691
First Hawaiian, Inc.	29,300	817,177
First Horizon Corp.	118,800	2,790,612
First Internet Bancorp	1,800	77,418
First Interstate BancSystem, Inc. Class A	19,832	729,223
First Merchants Corp.	11,920	495,872
First Mid-Illinois Bancshares, Inc.	3,700	142,413
First of Long Island Corp.	7,050	137,193
Five Star Bancorp	2,400	67,920
Flushing Financial Corp.	7,200	160,920
FNB Corp.	77,998	971,075
Fulton Financial Corp.	36,392	604,835
German American Bancorp, Inc.	5,625	213,694
Glacier Bancorp, Inc.	24,308	1,222,206
Great Southern Bancorp, Inc.	2,468	145,637
Guaranty Bancshares, Inc.	1,665	58,275
Hancock Whitney Corp.	19,220	1,002,323
Hanmi Financial Corp.	6,700	164,887
HarborOne Bancorp, Inc.	9,663	135,475
HBT Financial, Inc.	3,500	63,630
Heartland Financial USA, Inc.	9,100	435,253
Heritage Commerce Corp.	13,166	148,117
Heritage Financial Corp.	6,900	172,914
Hilltop Holdings, Inc.	14,000	411,600
Home BancShares, Inc.	34,523	780,220
HomeStreet, Inc.	4,674	221,454
HomeTrust Bancshares, Inc.	2,909	85,903
Hope Bancorp, Inc.	27,321	439,322
Horizon Bancorp, Inc.	9,340	174,378

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Independent Bank Corp. (c)	10,365	$846,717
Independent Bank Corp. (c)	5,418	119,196
Independent Bank Group, Inc.	8,972	638,448
International Bancshares Corp.	11,950	504,409
Investors Bancorp, Inc.	52,614	785,527
Lakeland Bancorp, Inc.	12,600	210,420
Lakeland Financial Corp.	5,328	388,944
Live Oak Bancshares, Inc.	7,090	360,810
Macatawa Bank Corp.	9,566	86,190
Mercantile Bank Corp.	3,500	123,970
Meta Financial Group, Inc.	6,643	364,834
Metrocity Bankshares, Inc. (b)	4,500	105,660
Metropolitan Bank Holding Corp. (a)	2,200	223,894
Mid Penn Bancorp, Inc.	2,800	75,068
Midland States Bancorp, Inc.	5,502	158,788
MidWestOne Financial Group, Inc.	3,951	130,778
MVB Financial Corp.	2,430	100,845
National Bank Holdings Corp. Class A	6,148	247,641
NBT Bancorp, Inc.	9,000	325,170
Nicolet Bankshares, Inc. (a)	2,616	244,779
Northrim BanCorp, Inc.	1,900	82,783
OceanFirst Financial Corp.	12,407	249,381
OFG Bancorp	10,900	290,376
Old National Bancorp	65,195	1,067,894
Old Second Bancorp, Inc.	6,735	97,725
Origin Bancorp, Inc.	4,800	202,992
Orrstown Financial Services, Inc.	3,500	80,255
Pacific Premier Bancorp, Inc.	21,601	763,595
PacWest Bancorp	26,189	1,129,532
Park National Corp.	3,317	435,787
Peapack-Gladstone Financial Corp.	3,500	121,625
Peoples Bancorp, Inc.	5,514	172,643
Peoples Financial Services Corp.	1,939	97,881
Pinnacle Financial Partners, Inc.	16,789	1,545,931
Popular, Inc.	18,010	1,472,137
Preferred Bank	2,977	220,566
Premier Financial Corp.	8,097	245,582
Primis Financial Corp.	6,600	92,268
Prosperity Bancshares, Inc.	20,009	1,388,224
QCR Holdings, Inc.	3,720	210,515
RBB Bancorp	3,300	77,517
Red River Bancshares, Inc.	1,300	68,783
Renasant Corp.	12,732	425,885
Republic Bancorp, Inc. Class A	2,839	127,585
Republic First Bancorp, Inc. (a) (b)	8,200	42,312
S&T Bancorp, Inc.	7,661	226,612
Sandy Spring Bancorp, Inc.	9,780	439,318
Seacoast Banking Corp. of Florida	11,784	412,676
ServisFirst Bancshares, Inc.	11,200	1,067,248
Security Description	Shares	Value
Sierra Bancorp	4,200	$104,916
Silvergate Capital Corp. Class A (a)	6,293	947,537
Simmons First National Corp. Class A	25,886	678,731
SmartFinancial, Inc.	2,702	69,117
South Plains Financial, Inc.	2,000	53,160
Southern First Bancshares, Inc. (a)	1,400	71,176
Southside Bancshares, Inc.	6,555	267,641
SouthState Corp.	17,142	1,398,616
Spirit of Texas Bancshares, Inc.	2,449	64,360
Stock Yards Bancorp, Inc.	5,100	269,790
Summit Financial Group, Inc.	3,300	84,447
Synovus Financial Corp.	32,748	1,604,652
Texas Capital Bancshares, Inc. (a)	11,272	645,998
Third Coast Bancshares, Inc. (a)	800	18,480
Tompkins Financial Corp.	3,681	288,112
Towne Bank	14,390	430,837
TriCo Bancshares	6,072	243,062
TriState Capital Holdings, Inc. (a)	6,600	219,318
Triumph Bancorp, Inc. (a)	5,221	490,878
Trustmark Corp.	14,996	455,728
UMB Financial Corp.	9,689	941,383
Umpqua Holdings Corp.	48,799	920,349
United Bankshares, Inc.	29,205	1,018,670
United Community Banks, Inc.	23,440	815,712
Univest Financial Corp.	5,640	150,926
Valley National Bancorp	87,668	1,141,437
Veritex Holdings, Inc.	11,050	421,778
Washington Trust Bancorp, Inc.	3,823	200,707
Webster Financial Corp.	40,141	2,252,713
WesBanco, Inc.	12,902	443,313
West Bancorporation, Inc.	3,200	87,072
Westamerica BanCorp	5,585	337,892
Western Alliance Bancorp	23,683	1,961,426
Wintrust Financial Corp.	12,731	1,183,092
		82,003,614
BEVERAGES — 0.6%
Boston Beer Co., Inc. Class A (a)	2,116	822,003
Celsius Holdings, Inc. (a) (b)	12,000	662,160
Coca-Cola Consolidated, Inc.	1,046	519,705
Duckhorn Portfolio Inc (a)	8,300	150,977
Keurig Dr. Pepper, Inc.	159,216	6,034,286
MGP Ingredients, Inc. (b)	3,200	273,888
National Beverage Corp.	5,294	230,289
Primo Water Corp.	34,600	493,050
Zevia PBC Class A (a)	1,900	8,683
		9,195,041
BIOTECHNOLOGY — 4.7%
2seventy bio, Inc. (a)	5,007	85,419

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
4D Molecular Therapeutics, Inc. (a)	5,900	$89,208
89bio, Inc. (a) (b)	1,900	7,163
ACADIA Pharmaceuticals, Inc. (a)	26,289	636,720
Acumen Pharmaceuticals, Inc. (a)	5,400	21,114
Adagio Therapeutics, Inc. (a)	13,000	59,280
Adicet Bio, Inc. (a)	5,600	111,832
Adverum Biotechnologies, Inc. (a) (b)	37,600	49,256
Aeglea BioTherapeutics, Inc. (a)	10,100	23,230
Aerovate Therapeutics, Inc. (a)	2,900	53,157
Affimed NV (a)	23,400	102,258
Agenus, Inc. (a) (b)	46,700	114,882
Agios Pharmaceuticals, Inc. (a)	12,604	366,902
Akebia Therapeutics, Inc. (a) (b)	37,117	26,646
Akero Therapeutics, Inc. (a)	7,500	106,425
Akouos, Inc. (a) (b)	4,600	21,850
Alaunos Therapeutics, Inc. (a)	44,356	28,938
Albireo Pharma, Inc. (a) (b)	3,500	104,405
Aldeyra Therapeutics, Inc. (a)	9,300	41,339
Alector, Inc. (a) (b)	12,435	177,199
Aligos Therapeutics, Inc. (a)	4,100	8,815
Alkermes PLC (a)	35,862	943,529
Allakos, Inc. (a)	11,695	66,661
Allogene Therapeutics, Inc. (a)	14,131	128,733
Allovir, Inc. (a) (b)	5,800	39,150
Alnylam Pharmaceuticals, Inc. (a)	27,366	4,468,594
Alpine Immune Sciences, Inc. (a) (b)	2,400	21,528
Altimmune, Inc. (a)	7,800	47,502
ALX Oncology Holdings, Inc. (a) (b)	3,500	59,150
Amicus Therapeutics, Inc. (a)	57,541	544,913
AnaptysBio, Inc. (a)	3,814	94,358
Anavex Life Sciences Corp. (a)	14,200	174,802
Anika Therapeutics, Inc. (a)	2,847	71,488
Annexon, Inc. (a)	6,300	17,199
Apellis Pharmaceuticals, Inc. (a)	17,700	899,337
Applied Molecular Transport, Inc. (a) (b)	4,800	36,096
Applied Therapeutics, Inc. (a) (b)	3,441	7,261
AquaBounty Technologies, Inc. (a)	27,800	51,986
Arbutus Biopharma Corp. (a) (b)	21,900	65,262
Arcellx, Inc. (a)	1,400	19,628
Arcturus Therapeutics Holdings, Inc. (a)	5,335	143,832
Arcus Biosciences, Inc. (a)	9,695	305,974
Arcutis Biotherapeutics, Inc. (a)	5,600	107,856
Ardelyx, Inc. (a) (b)	21,000	22,470
Arrowhead Pharmaceuticals, Inc. (a)	22,761	1,046,778
Atara Biotherapeutics, Inc. (a)	20,900	194,161
Security Description	Shares	Value
Athenex, Inc. (a) (b)	16,498	$13,685
Athersys, Inc. (a) (b)	45,481	27,539
Atossa Therapeutics, Inc. (a) (b)	22,500	28,125
Atreca, Inc. Class A (a) (b)	5,500	17,435
Aura Biosciences, Inc. (a)	1,200	26,400
Avalo Therapeutics, Inc. (a) (b)	11,200	8,117
Avid Bioservices, Inc. (a)	13,768	280,454
Avidity Biosciences, Inc. (a)	8,500	156,995
Avita Medical, Inc. (a) (b)	4,600	39,008
Avrobio, Inc. (a) (b)	7,398	9,765
Beam Therapeutics, Inc. (a)	11,500	658,950
Beyondspring, Inc. (a) (b)	4,400	9,680
BioAtla, Inc. (a)	3,000	15,000
BioCryst Pharmaceuticals, Inc. (a) (b)	40,230	654,140
Biohaven Pharmaceutical Holding Co., Ltd. (a)	12,600	1,493,982
BioMarin Pharmaceutical, Inc. (a)	41,627	3,209,442
Biomea Fusion, Inc. (a) (b)	4,200	18,732
Bioxcel Therapeutics, Inc. (a) (b)	3,512	73,436
Black Diamond Therapeutics, Inc. (a)	8,800	24,376
Bluebird Bio, Inc. (a)	13,821	67,032
Blueprint Medicines Corp. (a)	12,842	820,347
Bolt Biotherapeutics, Inc. (a) (b)	5,000	13,700
Bridgebio Pharma, Inc. (a) (b)	25,494	258,764
Brooklyn ImmunoTherapeutics, Inc. (a) (b)	5,600	11,480
C4 Therapeutics, Inc. (a)	8,400	203,784
Cardiff Oncology, Inc. (a) (b)	7,500	18,600
CareDx, Inc. (a)	11,348	419,763
Caribou Biosciences, Inc. (a) (b)	10,900	100,062
Catalyst Pharmaceuticals, Inc. (a)	21,747	180,283
Celcuity, Inc. (a) (b)	1,800	16,830
Celldex Therapeutics, Inc. (a)	10,400	354,224
CEL-SCI Corp. (a)	11,295	44,389
Century Therapeutics, Inc. (a)	3,600	45,324
Cerevel Therapeutics Holdings, Inc. (a)	9,100	318,591
ChemoCentryx, Inc. (a) (b)	12,000	300,840
Chimerix, Inc. (a)	20,397	93,418
Chinook Therapeutics, Inc. (a)	8,190	133,988
Clene, Inc. (a) (b)	4,400	17,336
Clovis Oncology, Inc. (a) (b)	42,880	86,618
Codiak Biosciences, Inc. (a) (b)	6,300	39,501
Cogent Biosciences, Inc. (a)	7,400	55,426
Coherus Biosciences, Inc. (a) (b)	17,117	220,980
Contra Aduro Biotech	2,090	272
Contra Zogenix, Inc. (b)	12,400	8,432
Cortexyme, Inc. (a) (b)	4,149	25,682
Crinetics Pharmaceuticals, Inc. (a)	9,700	212,915
Cue Biopharma, Inc. (a)	9,385	45,799

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Cullinan Oncology, Inc. (a)	5,000	$52,350
CureVac NV (a) (b)	12,300	241,203
Curis, Inc. (a) (b)	16,500	39,270
Cyteir Therapeutics, Inc. (a) (b)	4,100	15,457
Cytokinetics, Inc. (a) (b)	17,996	662,433
CytomX Therapeutics, Inc. (a)	13,675	36,512
Day One Biopharmaceuticals, Inc. (a) (b)	4,400	43,648
Deciphera Pharmaceuticals, Inc. (a)	10,000	92,700
Denali Therapeutics, Inc. (a)	20,732	666,948
Dermtech, Inc. (a) (b)	4,700	68,996
Design Therapeutics, Inc. (a)	6,200	100,130
Dynavax Technologies Corp. (a)	24,238	262,740
Dyne Therapeutics, Inc. (a) (b)	8,700	83,868
Eagle Pharmaceuticals, Inc. (a)	2,546	126,002
Editas Medicine, Inc. (a)	14,639	278,434
Eiger BioPharmaceuticals, Inc. (a) (b)	9,675	80,302
Eliem Therapeutics, Inc. (a)	1,300	10,907
Emergent BioSolutions, Inc. (a)	10,800	443,448
Enanta Pharmaceuticals, Inc. (a)	4,200	298,956
Entrada Therapeutics, Inc. (a)	2,300	21,597
Epizyme, Inc. (a)	31,338	36,039
Erasca, Inc. (a) (b)	13,800	118,680
Evelo Biosciences, Inc. (a) (b)	6,535	22,154
Exact Sciences Corp. (a) (b)	39,229	2,742,892
Exagen, Inc. (a) (b)	1,900	15,257
Exelixis, Inc. (a)	69,008	1,564,411
Fate Therapeutics, Inc. (a) (b)	18,489	716,819
FibroGen, Inc. (a) (b)	18,608	223,668
Finch Therapeutics Group, Inc. (a)	1,700	8,551
Foghorn Therapeutics, Inc. (a)	4,200	63,966
Forma Therapeutics Holdings, Inc. (a)	6,500	60,450
Forte Biosciences, Inc. (a)	10,700	15,622
Fortress Biotech, Inc. (a) (b)	14,000	19,040
Frequency Therapeutics, Inc. (a)	6,100	12,932
G1 Therapeutics, Inc. (a) (b)	9,461	71,904
Gemini Therapeutics, Inc. (a)	4,200	5,838
Generation Bio Co. (a) (b)	8,500	62,390
Geron Corp. (a) (b)	103,483	140,737
Global Blood Therapeutics, Inc. (a)	14,181	491,230
Gossamer Bio, Inc. (a) (b)	13,200	114,576
Graphite Bio, Inc. (a)	6,000	30,600
Greenwich Lifesciences, Inc. (a)	800	15,696
Gritstone bio, Inc. (a) (b)	12,400	51,088
GT Biopharma, Inc. (a) (b)	4,200	12,096
Halozyme Therapeutics, Inc. (a)	30,658	1,222,641
Harpoon Therapeutics, Inc. (a) (b)	4,090	20,327
Heron Therapeutics, Inc. (a) (b)	21,017	120,217
Homology Medicines, Inc. (a)	8,200	24,928
Security Description	Shares	Value
Hookipa Pharma, Inc. (a)	3,300	$7,524
Horizon Therapeutics Plc (a)	49,764	5,235,670
Humanigen, Inc. (a)	10,700	32,207
iBio, Inc. (a) (b)	46,200	19,783
Icosavax, Inc. (a)	5,300	37,312
Ideaya Biosciences, Inc. (a)	6,500	72,735
IGM Biosciences, Inc. (a)	1,600	42,768
Imago Biosciences, Inc. (a) (b)	4,400	84,788
Immuneering Corp. Class A (a) (b)	4,000	25,880
Immunic, Inc. (a)	3,900	44,070
ImmunityBio, Inc. (a) (b)	16,600	93,126
ImmunoGen, Inc. (a)	45,176	215,038
Immunovant, Inc. (a) (b)	7,800	42,978
Impel Neuropharma, Inc. (a) (b)	1,500	9,555
Infinity Pharmaceuticals, Inc. (a)	17,300	19,722
Inhibrx, Inc. (a) (b)	6,000	133,680
Inovio Pharmaceuticals, Inc. (a) (b)	45,011	161,589
Inozyme Pharma, Inc. (a) (b)	2,800	11,452
Insmed, Inc. (a)	25,866	607,851
Instil Bio, Inc. (a) (b)	11,600	124,700
Intellia Therapeutics, Inc. (a)	15,500	1,126,385
Intercept Pharmaceuticals, Inc. (a) (b)	7,187	116,932
Ionis Pharmaceuticals, Inc. (a)	32,212	1,193,132
Iovance Biotherapeutics, Inc. (a)	35,000	582,750
Ironwood Pharmaceuticals, Inc. (a)	33,078	416,121
iTeos Therapeutics, Inc. (a)	4,300	138,374
IVERIC bio, Inc. (a)	25,800	434,214
Janux Therapeutics, Inc. (a) (b)	3,800	54,492
Jounce Therapeutics, Inc. (a)	6,400	43,456
KalVista Pharmaceuticals, Inc. (a)	7,000	103,180
Karuna Therapeutics, Inc. (a)	4,924	624,314
Karyopharm Therapeutics, Inc. (a) (b)	17,100	126,027
Keros Therapeutics, Inc. (a)	3,447	187,448
Kezar Life Sciences, Inc. (a)	8,130	135,121
Kiniksa Pharmaceuticals, Ltd. Class A (a)	5,925	58,894
Kinnate Biopharma, Inc. (a) (b)	5,000	56,300
Kodiak Sciences, Inc. (a)	7,635	58,942
Kronos Bio, Inc. (a)	7,700	55,671
Krystal Biotech, Inc. (a)	4,567	303,888
Kura Oncology, Inc. (a)	13,300	213,864
Kymera Therapeutics, Inc. (a)	7,500	317,400
Lexicon Pharmaceuticals, Inc. (a)	13,421	28,050
Ligand Pharmaceuticals, Inc. (a)	3,436	386,516
Lineage Cell Therapeutics, Inc. (a) (b)	23,900	36,806
Lyell Immunopharma, Inc. (a) (b)	32,600	164,630
MacroGenics, Inc. (a)	12,634	111,306

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Madrigal Pharmaceuticals, Inc. (a)	2,859	$280,525
Magenta Therapeutics, Inc. (a) (b)	5,900	17,110
MannKind Corp. (a) (b)	53,800	197,984
MEI Pharma, Inc. (a)	27,114	16,336
MeiraGTx Holdings PLC (a)	6,100	84,485
Mersana Therapeutics, Inc. (a)	14,000	55,860
MiMedx Group, Inc. (a)	22,000	103,620
MiNK Therapeutics, Inc. (a)	600	1,350
Mirati Therapeutics, Inc. (a)	9,711	798,438
Mirum Pharmaceuticals, Inc. (a)	2,100	46,242
Molecular Templates, Inc. (a) (b)	7,915	27,307
Monte Rosa Therapeutics, Inc. (a) (b)	6,200	86,924
Morphic Holding, Inc. (a)	4,400	176,660
Mustang Bio, Inc. (a) (b)	53,505	54,040
Myriad Genetics, Inc. (a)	17,795	448,434
Natera, Inc. (a)	19,149	778,981
Neoleukin Therapeutics, Inc. (a)	6,600	12,408
Neurocrine Biosciences, Inc. (a)	21,122	1,980,187
NexImmune, Inc. (a)	3,300	13,893
Nkarta, Inc. (a) (b)	2,700	30,726
Novavax, Inc. (a)	17,293	1,273,629
Nurix Therapeutics, Inc. (a)	6,400	89,664
Nuvalent, Inc. Class A (a) (b)	4,000	55,560
Ocugen, Inc. (a) (b)	40,800	134,640
Olema Pharmaceuticals, Inc. (a)	4,900	20,874
Omega Therapeutics, Inc. (a) (b)	5,000	31,200
Oncocyte Corp. (a) (b)	22,185	33,056
Oncorus, Inc. (a) (b)	3,900	6,942
Oncternal Therapeutics, Inc. (a) (b)	8,600	11,954
OPKO Health, Inc. (a) (b)	90,618	311,726
Organogenesis Holdings, Inc. (a)	14,098	107,427
ORIC Pharmaceuticals, Inc. (a) (b)	6,300	33,642
Outlook Therapeutics, Inc. (a) (b)	24,500	43,610
Oyster Point Pharma, Inc. (a) (b)	2,400	27,936
Passage Bio, Inc. (a)	7,000	21,700
PMV Pharmaceuticals, Inc. (a) (b)	6,000	124,920
Portage Biotech, Inc. (a)	1,000	6,570
Poseida Therapeutics, Inc. (a)	6,300	28,224
Praxis Precision Medicines, Inc. (a)	7,500	76,575
Precigen, Inc. (a) (b)	18,141	38,278
Precision BioSciences, Inc. (a)	9,400	28,952
Prelude Therapeutics, Inc. (a) (b)	2,100	14,490
Prometheus Biosciences, Inc. (a)	6,800	256,768
Security Description	Shares	Value
Protagonist Therapeutics, Inc. (a)	9,602	$227,375
Prothena Corp. PLC (a)	7,800	285,246
PTC Therapeutics, Inc. (a)	15,800	589,498
Puma Biotechnology, Inc. (a)	6,907	19,892
Pyxis Oncology, Inc. (a)	2,400	9,696
Radius Health, Inc. (a) (b)	11,255	99,382
Rallybio Corp. (a)	4,000	27,920
Rapt Therapeutics, Inc. (a)	4,500	98,955
Recursion Pharmaceuticals, Inc. Class A (a)	26,000	186,160
REGENXBIO, Inc. (a)	9,400	311,986
Relay Therapeutics, Inc. (a) (b)	15,800	472,894
Reneo Pharmaceuticals, Inc. (a) (b)	1,600	4,704
Replimenu Group, Inc. (a)	5,800	98,484
REVOLUTION Medicines, Inc. (a) (b)	14,358	366,273
Rhythm Pharmaceuticals, Inc. (a) (b)	9,500	109,440
Rigel Pharmaceuticals, Inc. (a)	34,689	103,720
Rocket Pharmaceuticals, Inc. (a)	10,400	164,944
Rubius Therapeutics, Inc. (a) (b)	9,300	51,243
Sage Therapeutics, Inc. (a)	11,372	376,413
Sana Biotechnology, Inc. (a)	18,700	154,462
Sangamo Therapeutics, Inc. (a)	23,165	134,589
Sarepta Therapeutics, Inc. (a)	19,052	1,488,342
Scholar Rock Holding Corp. (a)	6,145	79,209
Seagen, Inc. (a)	30,838	4,442,214
Selecta Biosciences, Inc. (a)	27,900	34,317
Sensei Biotherapeutics, Inc. (a)	4,100	9,471
Sera Prognostics, Inc. Class A (a)	1,400	5,306
Seres Therapeutics, Inc. (a)	15,946	113,536
Sesen Bio, Inc. (a) (b)	40,700	24,530
Shattuck Labs, Inc. (a) (b)	5,100	21,726
Sigilon Therapeutics, Inc. (a)	3,700	5,439
Silverback Therapeutics, Inc. (a)	3,800	13,338
Solid Biosciences, Inc. (a)	11,700	14,040
Sorrento Therapeutics, Inc. (a) (b)	61,919	144,271
Spectrum Pharmaceuticals, Inc. (a) (b)	33,332	42,998
Spero Therapeutics, Inc. (a)	4,893	42,569
SpringWorks Therapeutics, Inc. (a)	6,500	366,860
Spruce Biosciences, Inc. (a) (b)	1,500	3,015
SQZ Biotechnologies Co. (a) (b)	4,400	21,164
Stoke Therapeutics, Inc. (a)	3,800	79,990
Summit Therapeutics, Inc. (a) (b)	5,500	13,475
Surface Oncology, Inc. (a)	6,600	19,404
Sutro Biopharma, Inc. (a)	8,600	70,692
Syndax Pharmaceuticals, Inc. (a)	11,120	193,266

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Syros Pharmaceuticals, Inc. (a) (b)	11,100	$13,209
Talaris Therapeutics, Inc. (a)	4,300	42,312
Taysha Gene Therapies, Inc. (a) (b)	4,300	28,036
TCR2 Therapeutics, Inc. (a) (b)	14,300	39,468
Tenaya Therapeutics, Inc. (a) (b)	6,200	73,036
TG Therapeutics, Inc. (a) (b)	28,545	271,463
Tonix Pharmaceuticals Holding Corp. (a)	91,900	21,155
Travere Therapeutics, Inc. (a)	13,098	337,535
Trevena, Inc. (a) (b)	32,800	18,037
Turning Point Therapeutics, Inc. (a)	9,889	265,520
Twist Bioscience Corp. (a)	12,512	617,843
Tyra Biosciences, Inc. (a)	2,400	25,680
Ultragenyx Pharmaceutical, Inc. (a)	14,676	1,065,771
United Therapeutics Corp. (a)	9,921	1,779,927
UroGen Pharma, Ltd. (a) (b)	6,500	56,615
Vanda Pharmaceuticals, Inc. (a)	13,851	156,655
Vaxart, Inc. (a) (b)	26,500	133,560
Vaxcyte, Inc. (a)	10,100	243,915
VBI Vaccines, Inc. (a)	39,606	65,746
Vera Therapeutics, Inc. (a) (b)	3,000	70,470
Veracyte, Inc. (a)	15,287	421,463
Verastem, Inc. (a)	35,000	49,350
Vericel Corp. (a)	10,573	404,100
Verve Therapeutics, Inc. (a) (b)	8,000	182,560
Vigil Neuroscience, Inc. (a)	1,100	7,733
Viking Therapeutics, Inc. (a) (b)	26,514	79,542
Vincerx Pharma, Inc. (a)	4,400	17,600
Vir Biotechnology, Inc. (a)	13,539	348,223
Viracta Therapeutics, Inc. (a)	7,200	34,272
VistaGen Therapeutics, Inc. (a)	51,500	63,860
Vor BioPharma, Inc. (a)	3,700	22,348
Werewolf Therapeutics, Inc. (a)	5,400	23,760
XBiotech, Inc.	2,775	23,976
Xencor, Inc. (a)	13,885	370,452
Xilio Therapeutics, Inc. (a)	2,000	14,140
XOMA Corp. (a) (b)	1,200	33,576
Y-mAbs Therapeutics, Inc. (a)	9,200	109,296
Zentalis Pharmaceuticals, Inc. (a)	8,300	382,962
		75,468,679
BUILDING PRODUCTS — 1.4%
AAON, Inc.	9,400	523,862
Advanced Drainage Systems, Inc.	14,100	1,675,221
American Woodmark Corp. (a)	3,656	178,961
Apogee Enterprises, Inc.	5,409	256,711
Armstrong World Industries, Inc.	10,695	962,657
AZEK Co., Inc. (a)	25,892	643,157
Builders FirstSource, Inc. (a)	42,641	2,752,050
Caesarstone, Ltd.	7,027	73,924
Security Description	Shares	Value
Carlisle Cos., Inc.	11,538	$2,837,425
Cornerstone Building Brands, Inc. (a)	12,528	304,681
CSW Industrials, Inc.	3,271	384,637
Gibraltar Industries, Inc. (a)	7,400	317,830
Griffon Corp.	11,400	228,342
Hayward Holdings, Inc. (a) (b)	11,000	182,820
Insteel Industries, Inc.	4,187	154,877
JELD-WEN Holding, Inc. (a)	20,609	417,951
Lennox International, Inc.	7,456	1,922,604
Masonite International Corp. (a)	5,193	461,865
Owens Corning	22,481	2,057,011
PGT Innovations, Inc. (a)	12,054	216,731
Quanex Building Products Corp.	6,650	139,584
Resideo Technologies, Inc. (a)	32,077	764,395
Simpson Manufacturing Co., Inc.	9,754	1,063,576
Trex Co., Inc. (a)	26,105	1,705,440
UFP Industries, Inc.	13,610	1,050,148
View, Inc. (a)	24,200	44,528
Zurn water solutions Corp.	26,890	951,906
		22,272,894
CAPITAL MARKETS — 3.6%
Affiliated Managers Group, Inc.	9,139	1,288,142
Ares Management Corp. Class A	32,330	2,626,166
Artisan Partners Asset Management, Inc. Class A	13,102	515,564
Assetmark Financial Holdings, Inc. (a)	4,500	100,125
Associated Capital Group, Inc. Class A	500	20,955
B Riley Financial, Inc. (b)	4,534	317,199
BGC Partners, Inc. Class A	69,200	304,480
Blackstone, Inc.	159,900	20,297,706
Blucora, Inc. (a)	10,600	207,230
Brightsphere Investment Group, Inc.	8,073	195,770
Carlyle Group, Inc.	37,140	1,816,517
Cohen & Steers, Inc.	5,509	473,168
Cowen, Inc. Class A	5,450	147,695
Diamond Hill Investment Group, Inc.	668	125,116
Donnelley Financial Solutions, Inc. (a)	6,775	225,337
Evercore, Inc. Class A	8,541	950,784
Federated Hermes, Inc.	20,486	697,753
Focus Financial Partners, Inc. Class A (a)	14,682	671,555
GAMCO Investors, Inc. Class A	982	21,712
GCM Grosvenor, Inc. Class A (b)	10,200	99,042
Greenhill & Co., Inc.	2,717	42,032
Hamilton Lane, Inc. Class A	7,904	610,900
Houlihan Lokey, Inc.	11,400	1,000,920

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Interactive Brokers Group, Inc. Class A	17,975	$1,184,732
Janus Henderson Group PLC	37,900	1,327,258
Jefferies Financial Group, Inc.	48,219	1,583,994
KKR & Co., Inc.	126,833	7,415,926
Lazard, Ltd. Class A	22,602	779,769
LPL Financial Holdings, Inc.	18,106	3,307,604
Moelis & Co. Class A	13,900	652,605
Morningstar, Inc.	5,397	1,474,298
Open Lending Corp. Class A (a)	23,400	442,494
Oppenheimer Holdings, Inc. Class A	1,800	78,444
Piper Sandler Cos.	4,071	534,319
PJT Partners, Inc. Class A	5,672	358,017
Pzena Investment Management, Inc. Class A	3,200	25,664
Sculptor Capital Management, Inc.	5,885	81,978
SEI Investments Co.	24,306	1,463,464
StepStone Group, Inc. Class A (b)	9,926	328,154
Stifel Financial Corp.	22,816	1,549,206
StoneX Group, Inc. (a)	3,903	289,720
Tradeweb Markets, Inc. Class A	23,992	2,108,177
Value Line, Inc.	200	13,400
Virtu Financial, Inc. Class A	19,897	740,566
Virtus Investment Partners, Inc.	1,627	390,464
WisdomTree Investments, Inc. (b)	27,499	161,419
		59,047,540
CHEMICALS — 1.6%
AdvanSix, Inc.	5,900	301,431
American Vanguard Corp.	6,752	137,201
Amyris, Inc. (a) (b)	37,000	161,320
Ashland Global Holdings, Inc.	11,530	1,134,667
Aspen Aerogels, Inc. (a)	4,700	162,056
Avient Corp.	20,246	971,808
Axalta Coating Systems, Ltd. (a)	46,100	1,133,138
Balchem Corp.	7,186	982,326
Cabot Corp.	12,498	854,988
Chase Corp.	1,796	156,090
Chemours Co.	35,943	1,131,486
Danimer Scientific, Inc. (a) (b)	19,600	114,856
Diversey Holdings, Ltd. (a)	16,500	124,905
Ecovyst, Inc.	13,450	155,482
Element Solutions, Inc.	52,200	1,143,180
Ferro Corp. (a)	18,658	405,625
FutureFuel Corp.	5,400	52,542
GCP Applied Technologies, Inc. (a)	14,997	471,206
Hawkins, Inc.	4,196	192,596
HB Fuller Co.	11,699	772,953
Huntsman Corp.	47,139	1,768,184
Ingevity Corp. (a)	8,738	559,844
Innospec, Inc.	5,595	517,817
Intrepid Potash, Inc. (a)	2,290	188,101
Security Description	Shares	Value
Koppers Holdings, Inc.	4,130	$113,658
Kronos Worldwide, Inc.	5,800	90,016
Livent Corp. (a) (b)	36,242	944,829
Marrone Bio Innovations, Inc. (a) (b)	18,693	20,188
Minerals Technologies, Inc.	7,192	475,751
NewMarket Corp.	1,423	461,593
Olin Corp.	31,747	1,659,733
Orion Engineered Carbons SA	12,800	204,416
PureCycle Technologies, Inc. (a) (b)	12,100	96,800
Quaker Chemical Corp. (b)	3,007	519,640
Rayonier Advanced Materials, Inc. (a)	12,600	82,782
RPM International, Inc.	28,764	2,342,540
Scotts Miracle-Gro Co.	9,144	1,124,346
Sensient Technologies Corp.	9,619	807,515
Stepan Co.	4,678	462,233
Tredegar Corp.	7,207	86,412
Trinseo PLC	9,016	432,047
Tronox Holdings PLC Class A	25,069	496,115
Valhi, Inc.	1,000	29,310
Valvoline, Inc.	40,741	1,285,786
Westlake Chemical Corp.	7,696	949,686
Zymergen, Inc. (a) (b)	16,500	47,685
		26,326,883
COMMERCIAL SERVICES & SUPPLIES — 1.0%
ABM Industries, Inc.	14,900	685,996
ACCO Brands Corp.	21,742	173,936
Aris Water Solution, Inc. Class A	3,800	69,160
Brady Corp. Class A	10,400	481,208
BrightView Holdings, Inc. (a)	10,200	138,822
Brink's Co.	10,714	728,552
Casella Waste Systems, Inc. Class A (a)	11,000	964,150
CECO Environmental Corp. (a)	5,843	32,078
Cimpress PLC (a)	3,933	250,100
Clean Harbors, Inc. (a)	11,453	1,278,613
CompX International, Inc.	300	7,056
CoreCivic, Inc. REIT (a)	27,525	307,454
Deluxe Corp.	10,376	313,770
Driven Brands Holdings, Inc. (a)	12,200	320,616
Ennis, Inc.	7,197	132,929
Harsco Corp. (a)	17,325	212,058
Healthcare Services Group, Inc.	17,265	320,611
Heritage-Crystal Clean, Inc. (a)	2,934	86,876
HNI Corp.	10,589	392,322
IAA, Inc. (a)	30,433	1,164,062
Interface, Inc.	14,962	203,034
KAR Auction Services, Inc. (a)	26,592	479,986
Kimball International, Inc. Class B	6,765	57,164
Matthews International Corp. Class A	7,931	256,647
MillerKnoll, Inc.	16,334	564,503

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Montrose Environmental Group, Inc. (a) (b)	5,900	$312,287
MSA Safety, Inc.	8,273	1,097,827
NL Industries, Inc.	1,731	12,446
Pitney Bowes, Inc.	37,764	196,373
SP Plus Corp. (a)	6,100	191,296
Steelcase, Inc. Class A	17,300	206,735
Stericycle, Inc. (a)	20,594	1,213,399
Team, Inc. (a)	5,500	12,155
Tetra Tech, Inc.	11,895	1,961,961
UniFirst Corp.	3,305	609,045
US Ecology, Inc. (a)	6,961	333,293
Viad Corp. (a)	4,654	165,869
VSE Corp.	2,080	95,867
		16,030,256
COMMUNICATIONS EQUIPMENT — 0.6%
ADTRAN, Inc.	10,537	194,408
Aviat Networks, Inc. (a)	2,500	76,925
CalAmp Corp. (a)	7,000	51,170
Calix, Inc. (a)	12,300	527,793
Cambium Networks Corp. (a)	2,900	68,556
Casa Systems, Inc. (a)	5,899	26,663
Ciena Corp. (a)	34,697	2,103,679
Clearfield, Inc. (a)	2,500	163,050
CommScope Holding Co., Inc. (a)	44,355	349,517
Comtech Telecommunications Corp.	4,998	78,419
Digi International, Inc. (a)	8,070	173,666
DZS, Inc. (a)	3,260	45,216
EMCORE Corp. (a)	7,000	25,900
Extreme Networks, Inc. (a)	28,600	349,206
Harmonic, Inc. (a)	20,100	186,729
Infinera Corp. (a) (b)	41,500	359,805
Inseego Corp. (a) (b)	25,417	102,939
KVH Industries, Inc. (a)	3,132	28,501
Lumentum Holdings, Inc. (a) (b)	16,282	1,589,123
NETGEAR, Inc. (a)	5,889	145,341
NetScout Systems, Inc. (a)	15,607	500,673
Plantronics, Inc. (a) (b)	9,648	380,131
Ribbon Communications, Inc. (a)	13,800	42,642
Ubiquiti, Inc. (b)	1,507	438,778
Viasat, Inc. (a)	15,611	761,817
Viavi Solutions, Inc. (a)	52,058	837,093
		9,607,740
CONSTRUCTION & ENGINEERING — 1.0%
AECOM	30,204	2,319,969
Ameresco, Inc. Class A (a)	7,000	556,500
API Group Corp. (a)	45,223	951,040
Arcosa, Inc.	11,086	634,674
Argan, Inc.	4,139	168,002
Comfort Systems USA, Inc.	7,925	705,404
Concrete Pumping Holdings, Inc. (a) (b)	4,831	32,368
Security Description	Shares	Value
Construction Partners, Inc. Class A (a)	8,598	$225,096
Dycom Industries, Inc. (a)	6,652	633,670
EMCOR Group, Inc.	11,853	1,335,003
Fluor Corp. (a)	31,509	903,993
Granite Construction, Inc.	10,379	340,431
Great Lakes Dredge & Dock Corp. (a)	15,750	220,973
IES Holdings, Inc. (a)	1,700	68,340
Infrastructure and Energy Alternatives, Inc. (a) (b)	5,400	63,990
INNOVATE Corp. (a) (b)	9,058	33,424
MasTec, Inc. (a) (b)	12,972	1,129,861
Matrix Service Co. (a)	4,900	40,278
MDU Resources Group, Inc.	44,937	1,197,571
MYR Group, Inc. (a)	3,748	352,462
Northwest Pipe Co. (a)	2,000	50,900
NV5 Global, Inc. (a)	2,944	392,435
Primoris Services Corp.	12,454	296,654
Sterling Construction Co., Inc. (a)	6,100	163,480
Tutor Perini Corp. (a)	11,800	127,440
Valmont Industries, Inc.	4,674	1,115,216
WillScot Mobile Mini Holdings Corp. (a)	46,913	1,835,706
		15,894,880
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	8,644	1,109,544
Summit Materials, Inc. Class A (a)	26,512	823,463
United States Lime & Minerals, Inc.	581	67,419
		2,000,426
CONSUMER FINANCE — 0.8%
Ally Financial, Inc.	77,012	3,348,482
Atlanticus Holdings Corp. (a)	1,000	51,790
Credit Acceptance Corp. (a) (b)	1,809	995,619
Curo Group Holdings Corp.	4,030	52,592
Encore Capital Group, Inc. (a)	5,751	360,760
Enova International, Inc. (a)	8,200	311,354
EZCORP, Inc. Class A (a)	10,000	60,400
FirstCash Holdings, Inc.	8,815	620,047
Green Dot Corp. Class A (a)	12,000	329,760
LendingClub Corp. (a)	22,006	347,255
LendingTree, Inc. (a)	2,636	315,450
Navient Corp.	33,304	567,500
Nelnet, Inc. Class A	3,742	318,033
OneMain Holdings, Inc.	25,044	1,187,336
Oportun Financial Corp. (a)	4,051	58,172
PRA Group, Inc. (a)	9,472	426,998
Prog Holdings, Inc. (a)	12,574	361,754
Regional Management Corp.	1,600	77,712
SLM Corp.	63,112	1,158,736
Upstart Holdings, Inc. (a) (b)	10,903	1,189,408

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
World Acceptance Corp. (a) (b)	928	$178,028
		12,317,186
CONTAINERS & PACKAGING — 0.8%
AptarGroup, Inc.	14,775	1,736,062
Ardagh Group SA (a) (b)	3,500	71,137
Ardagh Metal Packaging SA (a)	27,700	225,201
Berry Global Group, Inc. (a)	30,687	1,778,618
Crown Holdings, Inc.	28,010	3,503,771
Graphic Packaging Holding Co.	63,367	1,269,875
Greif, Inc. Class A	6,000	390,360
Greif, Inc. Class B	1,242	79,190
Myers Industries, Inc.	8,995	194,292
O-I Glass, Inc. (a)	35,028	461,669
Pactiv Evergreen, Inc.	8,500	85,510
Ranpak Holdings Corp. (a)	8,000	163,440
Silgan Holdings, Inc.	18,668	863,022
Sonoco Products Co.	21,678	1,356,176
TriMas Corp.	9,906	317,884
		12,496,207
DISTRIBUTORS — 0.0% (d)
Funko, Inc. Class A (a)	6,550	112,988
Greenlane Holdings, Inc. Class A (a) (b)	3,800	2,128
		115,116
DIVERSIFIED CONSUMER SERVICES — 0.8%
2U, Inc. (a)	15,127	200,887
ADT, Inc. (b)	37,284	282,986
Adtalem Global Education, Inc. (a)	11,574	343,863
American Public Education, Inc. (a)	3,700	78,588
Bright Horizons Family Solutions, Inc. (a)	13,802	1,831,387
Carriage Services, Inc.	3,196	170,443
Chegg, Inc. (a) (b)	30,957	1,123,120
Coursera, Inc. (a)	15,900	366,336
European Wax Center, Inc. Class A (a)	2,600	76,856
Frontdoor, Inc. (a)	19,511	582,403
Graham Holdings Co. Class B	803	491,010
Grand Canyon Education, Inc. (a)	9,078	881,565
H&R Block, Inc.	37,426	974,573
Houghton Mifflin Harcourt Co. (a)	28,099	590,360
Laureate Education, Inc. Class A	21,770	257,974
Mister Car Wash, Inc. (a)	17,600	260,304
OneSpaWorld Holdings, Ltd. (a) (b)	12,700	129,540
Perdoceo Education Corp. (a)	17,312	198,742
PowerSchool Holdings, Inc. Class A (a)	10,300	170,053
Regis Corp. (a) (b)	8,206	17,397
Service Corp. International	35,983	2,368,401
Security Description	Shares	Value
StoneMor, Inc. (a)	6,000	$15,660
Strategic Education, Inc.	5,246	348,229
Stride, Inc. (a)	9,105	330,785
Terminix Global Holdings, Inc. (a)	27,573	1,258,156
Udemy, Inc. (a)	2,700	33,642
Vivint Smart Home, Inc. (a)	23,213	156,920
WW International, Inc. (a)	12,300	125,829
		13,666,009
DIVERSIFIED FINANCIAL SERVICES — 0.6%
Alerus Financial Corp.	2,976	82,256
A-Mark Precious Metals, Inc.	2,100	162,414
Apollo Global Management, Inc.	84,005	5,207,470
Banco Latinoamericano de Comercio Exterior SA Class E	8,200	127,756
Cannae Holdings, Inc. (a)	18,500	442,520
Equitable Holdings, Inc.	79,846	2,468,040
Voya Financial, Inc. (b)	24,962	1,656,229
		10,146,685
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
Anterix, Inc. (a)	2,507	145,155
ATN International, Inc.	3,257	129,889
Bandwidth, Inc. Class A (a)	4,802	155,537
Cogent Communications Holdings, Inc.	9,496	630,059
Consolidated Communications Holdings, Inc. (a)	14,349	84,659
EchoStar Corp. Class A (a)	7,741	188,416
Globalstar, Inc. (a) (b)	136,900	201,243
IDT Corp. Class B (a)	3,600	122,724
Iridium Communications, Inc. (a)	26,275	1,059,408
Liberty Latin America, Ltd. Class A (a)	8,788	85,244
Liberty Latin America, Ltd. Class C (a)	36,200	347,158
Ooma, Inc. (a)	5,100	76,449
Radius Global Infrastructure, Inc. Class A (a)	15,400	219,912
Telesat Corp. (a)	2,200	36,300
		3,482,153
ELECTRIC UTILITIES — 0.9%
ALLETE, Inc.	11,362	761,027
Avangrid, Inc. (b)	13,009	608,041
Hawaiian Electric Industries, Inc.	23,783	1,006,259
IDACORP, Inc.	11,438	1,319,488
MGE Energy, Inc.	8,062	643,267
OGE Energy Corp.	45,338	1,848,883
Otter Tail Corp.	9,176	573,500
PG&E Corp. (a)	453,581	5,415,757
PNM Resources, Inc.	19,454	927,372
Portland General Electric Co.	20,158	1,111,714

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Via Renewables, Inc. (b)	2,496	$20,567
		14,235,875
ELECTRICAL EQUIPMENT — 1.4%
Acuity Brands, Inc.	7,782	1,473,133
Advent Technologies Holdings, Inc. (a) (b)	5,000	11,600
Allied Motion Technologies, Inc.	2,943	87,819
American Superconductor Corp. (a)	5,400	41,094
Array Technologies, Inc. (a)	28,100	316,687
Atkore, Inc. (a)	10,000	984,400
AZZ, Inc.	5,293	255,334
Babcock & Wilcox Enterprises, Inc. (a)	14,000	114,240
Beam Global (a) (b)	3,200	65,440
Blink Charging Co. (a) (b)	8,000	211,680
Bloom Energy Corp. Class A (a) (b)	32,176	777,050
ChargePoint Holdings, Inc. (a) (b)	52,500	1,043,700
Encore Wire Corp.	4,534	517,193
EnerSys	9,441	704,015
Eos Energy Enterprises, Inc. (a) (b)	9,100	38,038
Fluence Energy, Inc. (a)	7,400	97,014
FTC Solar, Inc. (a) (b)	8,400	41,412
FuelCell Energy, Inc. (a) (b)	82,877	477,372
GrafTech International, Ltd.	44,950	432,419
Hubbell, Inc.	12,147	2,232,254
nVent Electric PLC	37,500	1,304,250
Plug Power, Inc. (a) (b)	116,888	3,344,166
Powell Industries, Inc.	1,900	36,898
Preformed Line Products Co.	600	38,052
Regal Rexnord Corp.	15,145	2,253,273
Romeo Power, Inc. (a) (b)	24,600	36,654
Sensata Technologies Holding PLC (a)	35,447	1,802,480
Shoals Technologies Group, Inc. Class A (a) (b)	23,600	402,144
Stem, Inc. (a) (b)	25,600	281,856
Sunrun, Inc. (a)	45,689	1,387,575
Thermon Group Holdings, Inc. (a)	6,580	106,596
TPI Composites, Inc. (a) (b)	7,300	102,638
Vertiv Holdings Co.	73,000	1,022,000
Vicor Corp. (a)	4,676	329,892
		22,370,368
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.7%
908 Devices, Inc. (a)	4,700	89,347
Advanced Energy Industries, Inc.	8,554	736,328
Aeva Technologies, Inc. (a) (b)	23,500	101,755
Akoustis Technologies, Inc. (a) (b)	15,100	98,150
Arlo Technologies, Inc. (a)	18,017	159,631
Security Description	Shares	Value
Arrow Electronics, Inc. (a)	15,294	$1,814,327
Avnet, Inc.	22,497	913,153
Badger Meter, Inc.	6,476	645,722
Belden, Inc.	9,563	529,790
Benchmark Electronics, Inc.	8,131	203,600
Cognex Corp.	38,571	2,975,753
Coherent, Inc. (a)	5,538	1,513,868
CTS Corp.	6,787	239,853
Daktronics, Inc. (a)	6,945	26,669
ePlus, Inc. (a)	5,736	321,560
Fabrinet (a)	8,200	862,066
FARO Technologies, Inc. (a)	4,488	233,017
Identiv, Inc. (a)	4,200	67,914
II-VI, Inc. (a) (b)	23,566	1,708,299
Insight Enterprises, Inc. (a)	7,678	824,003
Iteris, Inc. (a)	8,000	23,840
Itron, Inc. (a)	10,099	532,015
Jabil, Inc.	31,567	1,948,631
Kimball Electronics, Inc. (a)	4,744	94,833
Knowles Corp. (a)	19,168	412,687
Littelfuse, Inc.	5,399	1,346,565
Luna Innovations, Inc. (a)	5,800	44,718
Methode Electronics, Inc.	8,380	362,435
MicroVision, Inc. (a) (b)	38,200	178,394
Napco Security Technologies, Inc. (a)	6,556	134,529
National Instruments Corp.	29,982	1,216,969
nLight, Inc. (a)	9,188	159,320
Novanta, Inc. (a)	7,926	1,127,791
OSI Systems, Inc. (a)	3,539	301,240
Ouster, Inc. (a) (b)	31,200	140,400
PAR Technology Corp. (a) (b)	5,300	213,802
PC Connection, Inc.	2,260	118,401
Plexus Corp. (a)	6,100	499,041
Rogers Corp. (a)	4,195	1,139,781
Sanmina Corp. (a)	13,775	556,785
ScanSource, Inc. (a)	5,509	191,658
TD SYNNEX Corp.	9,384	968,523
TTM Technologies, Inc. (a)	23,100	342,342
Velodyne Lidar, Inc. (a)	14,700	37,632
Vishay Intertechnology, Inc.	28,845	565,362
Vishay Precision Group, Inc. (a)	2,400	77,160
Vontier Corp.	37,900	962,281
		27,761,940
ENERGY EQUIPMENT & SERVICES — 0.6%
Archrock, Inc.	29,942	276,365
Bristow Group, Inc. (a)	4,633	171,792
Cactus, Inc. Class A	12,443	706,016
ChampionX Corp. (a)	44,000	1,077,120
DMC Global, Inc. (a)	3,800	115,900
Dril-Quip, Inc. (a)	8,975	335,216
Expro Group Holdings NV (a)	10,083	179,276
Helix Energy Solutions Group, Inc. (a)	38,009	181,683
Helmerich & Payne, Inc.	23,600	1,009,608

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Liberty Oilfield Services, Inc. Class A (a)	19,300	$286,026
Nabors Industries, Ltd. (a)	1,527	233,203
National Energy Services Reunited Corp. (a) (b)	9,500	79,800
Newpark Resources, Inc. (a)	18,500	67,710
NexTier Oilfield Solutions, Inc. (a)	36,798	340,013
Nov, Inc.	88,200	1,729,602
Oceaneering International, Inc. (a)	23,781	360,520
Oil States International, Inc. (a)	17,766	123,474
Patterson-UTI Energy, Inc.	44,160	683,597
ProPetro Holding Corp. (a)	19,199	267,442
RPC, Inc. (a)	13,010	138,817
Select Energy Services, Inc. Class A (a)	12,692	108,770
Solaris Oilfield Infrastructure, Inc. Class A	6,200	69,998
TETRA Technologies, Inc. (a)	24,300	99,873
Tidewater, Inc. (a)	8,425	183,159
US Silica Holdings, Inc. (a)	16,788	313,264
		9,138,244
ENTERTAINMENT — 1.3%
AMC Entertainment Holdings, Inc. Class A (a) (b)	115,811	2,853,583
Chicken Soup For The Soul Entertainment, Inc. (a) (b)	2,000	15,980
Cinemark Holdings, Inc. (a) (b)	24,838	429,201
CuriosityStream, Inc. (a)	4,900	14,210
Eros Stx Global Corp. (a) (b)	3,446	9,614
IMAX Corp. (a)	11,033	208,855
Liberty Media Corp.-Liberty Braves Class A (a) (b)	2,938	84,556
Liberty Media Corp.-Liberty Braves Class C (a)	8,275	230,955
Liberty Media Corp.-Liberty Formula One Class A (a)	5,101	322,026
Liberty Media Corp.-Liberty Formula One Class C (a)	45,386	3,169,758
Lions Gate Entertainment Corp. Class A (a) (b)	14,724	239,265
Lions Gate Entertainment Corp. Class B (a)	25,089	377,088
Liveone, Inc. (a)	13,999	11,423
Madison Square Garden Entertainment Corp. (a)	5,826	485,364
Madison Square Garden Sports Corp. (a)	4,273	766,405
Marcus Corp. (a) (b)	7,237	128,095
Playtika Holding Corp. (a)	24,000	463,920
Roku, Inc. (a)	26,923	3,372,644
Skillz, Inc. (a)	72,900	218,700
Spotify Technology SA (a)	31,456	4,750,485
World Wrestling Entertainment, Inc. Class A (b)	9,742	608,291
Security Description	Shares	Value
Zynga, Inc. Class A (a)	234,332	$2,165,228
		20,925,646
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 7.1%
Acadia Realty Trust REIT	18,447	399,746
Agree Realty Corp. REIT (b)	15,456	1,025,660
Alexander & Baldwin, Inc. REIT (a)	16,738	388,154
Alexander's, Inc. REIT	502	128,627
American Assets Trust, Inc. REIT	10,617	402,278
American Campus Communities, Inc. REIT	30,609	1,713,186
American Homes 4 Rent Class A REIT	66,716	2,670,641
Americold Realty Trust REIT (b)	60,466	1,685,792
Apartment Income REIT Corp.	34,900	1,865,754
Apartment Investment & Management Co. Class A REIT (a)	34,700	254,004
Apple Hospitality REIT, Inc.	47,000	844,590
Armada Hoffler Properties, Inc. REIT	14,800	216,080
Ashford Hospitality Trust, Inc. REIT (a) (b)	3,710	37,842
Braemar Hotels & Resorts, Inc. REIT	10,600	65,508
Brandywine Realty Trust REIT	39,000	551,460
Brixmor Property Group, Inc. REIT	66,248	1,709,861
Broadstone Net Lease, Inc. REIT	35,719	777,960
BRT Apartments Corp. REIT	2,200	52,734
Camden Property Trust REIT	22,166	3,683,989
CareTrust REIT, Inc.	21,828	421,280
CatchMark Timber Trust, Inc. Class A REIT	10,100	82,820
Centerspace REIT	3,265	320,362
Chatham Lodging Trust REIT (a)	9,160	126,316
City Office REIT, Inc.	9,400	166,004
Clipper Realty, Inc. REIT	4,893	44,380
Community Healthcare Trust, Inc. REIT	5,247	221,476
Corporate Office Properties Trust REIT	25,700	733,478
Cousins Properties, Inc. REIT	33,329	1,342,825
CTO Realty Growth, Inc. REIT (b)	2,445	162,152
CubeSmart REIT	49,588	2,580,064
DiamondRock Hospitality Co. REIT (a)	48,400	488,840
DigitalBridge Group, Inc. REIT (a)	109,618	789,250
Diversified Healthcare Trust REIT	56,077	179,446
Douglas Emmett, Inc. REIT	37,437	1,251,145

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Easterly Government Properties, Inc. REIT	18,200	$384,748
EastGroup Properties, Inc. REIT	8,858	1,800,654
Empire State Realty Trust, Inc. Class A REIT	30,524	299,746
EPR Properties REIT	16,849	921,809
Equity Commonwealth REIT (a)	24,681	696,251
Equity LifeStyle Properties, Inc. REIT	40,272	3,080,003
Essential Properties Realty Trust, Inc. REIT	27,313	691,019
Farmland Partners, Inc. REIT	5,800	79,750
First Industrial Realty Trust, Inc. REIT	28,715	1,777,746
Four Corners Property Trust, Inc. REIT	18,009	486,963
Franklin Street Properties Corp. REIT	20,083	118,490
Gaming and Leisure Properties, Inc. REIT	52,864	2,480,908
GEO Group, Inc. REIT (a) (b)	26,280	173,711
Getty Realty Corp. REIT	8,574	245,388
Gladstone Commercial Corp. REIT	8,130	179,023
Gladstone Land Corp. REIT (b)	7,300	265,866
Global Medical REIT, Inc.	13,000	212,160
Global Net Lease, Inc. REIT	21,482	337,912
Healthcare Realty Trust, Inc. REIT	32,803	901,426
Healthcare Trust of America, Inc. Class A REIT	49,296	1,544,937
Hersha Hospitality Trust REIT (a)	9,876	89,674
Highwoods Properties, Inc. REIT	23,270	1,064,370
Hudson Pacific Properties, Inc. REIT	33,737	936,202
Independence Realty Trust, Inc. REIT	49,573	1,310,710
Indus Realty Trust, Inc. REIT (b)	1,162	84,931
Industrial Logistics Properties Trust REIT	13,828	313,481
Innovative Industrial Properties, Inc. REIT	5,433	1,115,938
Invitation Homes, Inc. REIT	135,162	5,430,809
iStar, Inc. REIT (b)	15,475	362,270
JBG SMITH Properties REIT	27,922	815,881
Kilroy Realty Corp. REIT	26,163	1,999,376
Kite Realty Group Trust REIT	48,652	1,107,806
Lamar Advertising Co. Class A REIT	19,355	2,248,664
Life Storage, Inc. REIT	18,257	2,563,831
LTC Properties, Inc. REIT (b)	9,724	374,082
LXP Industrial Trust REIT	62,600	982,820
Macerich Co. REIT	48,558	759,447
Medical Properties Trust, Inc. REIT	132,261	2,795,998
Security Description	Shares	Value
National Health Investors, Inc. REIT	10,145	$598,656
National Retail Properties, Inc. REIT	39,063	1,755,491
National Storage Affiliates Trust REIT	17,910	1,124,032
Necessity Retail REIT, Inc.	26,744	211,545
NETSTREIT Corp. (b)	8,600	192,984
NexPoint Residential Trust, Inc. REIT	4,848	437,823
Office Properties Income Trust REIT	9,327	239,984
Omega Healthcare Investors, Inc. REIT	53,407	1,664,162
One Liberty Properties, Inc. REIT	3,138	96,619
Orion Office REIT, Inc.	12,300	172,200
Outfront Media, Inc. REIT	32,667	928,723
Paramount Group, Inc. REIT	42,853	467,526
Park Hotels & Resorts, Inc. REIT	51,734	1,010,365
Pebblebrook Hotel Trust REIT	31,557	772,515
Phillips Edison & Co., Inc. REIT (b)	25,900	890,701
Physicians Realty Trust REIT	49,431	867,020
Piedmont Office Realty Trust, Inc. Class A REIT	29,205	502,910
Plymouth Industrial REIT, Inc.	7,700	208,670
Postal Realty Trust, Inc. Class A REIT	3,400	57,188
PotlatchDeltic Corp. REIT	14,628	771,334
Preferred Apartment Communities, Inc. REIT	11,397	284,241
PS Business Parks, Inc. REIT	4,349	730,980
Rayonier, Inc. REIT	32,027	1,316,950
Retail Opportunity Investments Corp. REIT	25,600	496,384
Retail Value, Inc. REIT	10,596	32,424
Rexford Industrial Realty, Inc. REIT	36,043	2,688,447
RLJ Lodging Trust REIT	37,355	525,958
RPT Realty REIT	22,300	307,071
Ryman Hospitality Properties, Inc. REIT (a)	12,027	1,115,745
Sabra Health Care REIT, Inc.	52,355	779,566
Safehold, Inc. REIT (b)	4,547	252,131
Saul Centers, Inc. REIT	2,300	121,210
Seritage Growth Properties Class A REIT (a) (b)	10,838	137,209
Service Properties Trust REIT	38,774	342,374
SITE Centers Corp. REIT	39,401	658,391
SL Green Realty Corp. REIT (b)	15,233	1,236,615
Spirit Realty Capital, Inc. REIT	28,148	1,295,371
STAG Industrial, Inc. REIT	39,750	1,643,663
STORE Capital Corp. REIT	54,623	1,596,630
Summit Hotel Properties, Inc. REIT (a)	26,700	265,932

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Sun Communities, Inc. REIT	26,021	$4,561,221
Sunstone Hotel Investors, Inc. REIT (a)	50,319	592,758
Tanger Factory Outlet Centers, Inc. REIT	22,787	391,709
Terreno Realty Corp. REIT	16,324	1,208,792
UMH Properties, Inc. REIT	10,700	263,113
Uniti Group, Inc. REIT	43,970	605,027
Universal Health Realty Income Trust REIT	2,888	168,573
Urban Edge Properties REIT	26,300	502,330
Urstadt Biddle Properties, Inc. Class A REIT	5,640	106,088
Veris Residential, Inc. REIT (a)	18,747	326,010
VICI Properties, Inc. REIT	142,593	4,058,197
Washington Real Estate Investment Trust	18,902	482,001
Whitestone REIT	13,100	173,575
WP Carey, Inc. REIT	42,567	3,441,116
Xenia Hotels & Resorts, Inc. REIT (a)	24,900	480,321
		114,577,075
FOOD & STAPLES RETAILING — 0.8%
Albertsons Cos., Inc. Class A	36,900	1,226,925
Andersons, Inc.	6,785	341,014
BJ's Wholesale Club Holdings, Inc. (a)	30,400	2,055,344
Casey's General Stores, Inc.	8,275	1,639,857
Chefs' Warehouse, Inc. (a)	7,900	257,540
Grocery Outlet Holding Corp. (a) (b)	19,845	650,519
HF Foods Group, Inc. (a)	10,000	66,600
Ingles Markets, Inc. Class A	2,956	263,232
MedAvail Holdings, Inc. (a) (b)	2,400	2,331
Natural Grocers by Vitamin Cottage, Inc.	1,700	33,320
Performance Food Group Co. (a)	33,594	1,710,271
PriceSmart, Inc.	5,291	417,301
Rite Aid Corp. (a) (b)	11,866	103,827
SpartanNash Co.	8,109	267,516
Sprouts Farmers Market, Inc. (a)	24,575	785,908
United Natural Foods, Inc. (a)	12,799	529,239
US Foods Holding Corp. (a)	50,354	1,894,821
Village Super Market, Inc. Class A	3,669	89,890
Weis Markets, Inc.	3,715	265,325
		12,600,780
FOOD PRODUCTS — 1.1%
AppHarvest, Inc. (a) (b)	15,100	81,163
B&G Foods, Inc.	13,800	372,324
Beyond Meat, Inc. (a) (b)	13,062	631,025
Bunge, Ltd.	31,321	3,470,680
Calavo Growers, Inc.	3,781	137,817
Cal-Maine Foods, Inc.	9,062	500,404
Security Description	Shares	Value
Darling Ingredients, Inc. (a)	36,405	$2,926,234
Flowers Foods, Inc.	42,531	1,093,472
Fresh Del Monte Produce, Inc.	7,347	190,361
Freshpet, Inc. (a) (b)	9,342	958,863
Hain Celestial Group, Inc. (a)	19,801	681,154
Hostess Brands, Inc. (a)	30,600	671,364
Ingredion, Inc.	15,057	1,312,218
J & J Snack Foods Corp.	3,391	525,944
John B Sanfilippo & Son, Inc.	1,870	156,033
Laird Superfood, Inc. (a)	1,100	3,971
Lancaster Colony Corp.	4,266	636,274
Landec Corp. (a)	4,900	56,742
Limoneira Co.	2,900	42,572
Mission Produce, Inc. (a)	7,200	91,080
Pilgrim's Pride Corp. (a)	10,621	266,587
Post Holdings, Inc. (a)	13,213	915,132
Sanderson Farms, Inc.	4,566	856,079
Seaboard Corp.	58	243,918
Seneca Foods Corp. Class A (a)	1,249	64,374
Simply Good Foods Co. (a)	19,000	721,050
Sovos Brands, Inc. (a)	5,000	70,900
Tattooed Chef, Inc. (a) (b)	10,900	137,122
Tootsie Roll Industries, Inc. (b)	3,384	118,325
TreeHouse Foods, Inc. (a)	11,481	370,377
Utz Brands, Inc. (b)	13,900	205,442
Vita Coco Co. Inc (a)	2,200	19,712
Vital Farms, Inc. (a)	4,900	60,564
Whole Earth Brands, Inc. (a)	7,400	52,984
		18,642,261
GAS UTILITIES — 0.6%
Brookfield Infrastructure Corp. Class A (b)	14,182	1,069,890
Chesapeake Utilities Corp.	3,821	526,381
National Fuel Gas Co.	19,670	1,351,329
New Jersey Resources Corp.	21,744	997,180
Northwest Natural Holding Co.	6,582	340,421
ONE Gas, Inc.	11,921	1,051,909
South Jersey Industries, Inc.	23,362	807,157
Southwest Gas Holdings, Inc.	14,539	1,138,258
Spire, Inc.	11,539	828,039
UGI Corp.	47,035	1,703,608
		9,814,172
HEALTH CARE EQUIPMENT & SUPPLIES — 2.4%
Accelerate Diagnostics, Inc. (a) (b)	14,000	20,160
Accuray, Inc. (a) (b)	17,821	58,988
Acutus Medical, Inc. (a)	4,200	5,838
Alphatec Holdings, Inc. (a) (b)	16,300	187,450
AngioDynamics, Inc. (a)	9,297	200,257
Apyx Medical Corp. (a)	6,195	40,453
Artivion, Inc. (a)	9,892	211,491
Asensus Surgical, Inc. (a) (b)	44,300	27,767
Aspira Women's Health, Inc. (a)	37,900	39,416
AtriCure, Inc. (a)	9,900	650,133
Atrion Corp.	368	262,384

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Avanos Medical, Inc. (a)	11,100	$371,850
AxoGen, Inc. (a)	7,300	57,962
Axonics, Inc. (a)	10,463	654,984
BioLife Solutions, Inc. (a)	1,920	43,642
Bioventus, Inc. Class A (a) (b)	5,199	73,306
Butterfly Network, Inc. (a) (b)	27,600	131,376
Cardiovascular Systems, Inc. (a)	8,550	193,230
Cerus Corp. (a) (b)	38,809	213,062
ClearPoint Neuro, Inc. (a) (b)	3,700	38,517
CONMED Corp.	6,500	965,575
CryoPort, Inc. (a) (b)	9,300	324,663
Cue Health, Inc. (a) (b)	3,000	19,350
Cutera, Inc. (a)	4,000	276,000
CVRx, Inc. (a)	1,500	8,985
CytoSorbents Corp. (a) (b)	7,660	24,435
DarioHealth Corp. (a) (b)	2,700	15,768
Eargo, Inc. (a) (b)	6,900	36,501
Envista Holdings Corp. (a)	36,168	1,761,743
Figs, Inc. Class A (a)	17,400	374,448
Glaukos Corp. (a)	10,016	579,125
Globus Medical, Inc. Class A (a)	17,632	1,300,889
Haemonetics Corp. (a)	11,193	707,622
Heska Corp. (a)	2,096	289,835
ICU Medical, Inc. (a)	4,480	997,427
Inari Medical, Inc. (a)	7,739	701,463
Inogen, Inc. (a)	4,492	145,631
Insulet Corp. (a)	15,077	4,016,362
Integer Holdings Corp. (a)	7,183	578,734
Integra LifeSciences Holdings Corp. (a)	16,093	1,034,136
Intersect ENT, Inc. (a)	8,030	224,920
Invacare Corp. (a)	6,500	9,165
iRadimed Corp.	1,200	53,808
iRhythm Technologies, Inc. (a)	6,626	1,043,396
Lantheus Holdings, Inc. (a)	15,161	838,555
LeMaitre Vascular, Inc.	4,051	188,250
LivaNova PLC (a)	12,050	986,052
Masimo Corp. (a)	11,309	1,645,912
Meridian Bioscience, Inc. (a)	9,471	245,867
Merit Medical Systems, Inc. (a)	11,300	751,676
Mesa Laboratories, Inc. (b)	1,098	279,858
Natus Medical, Inc. (a)	7,573	199,019
Neogen Corp. (a)	24,142	744,539
Neuronetics, Inc. (a) (b)	5,000	15,150
NeuroPace, Inc. (a) (b)	1,400	11,494
Nevro Corp. (a)	7,809	564,825
Novocure, Ltd. (a) (b)	23,455	1,943,247
NuVasive, Inc. (a)	11,480	650,916
OraSure Technologies, Inc. (a)	14,200	96,276
Ortho Clinical Diagnostics Holdings PLC (a)	26,600	496,356
Orthofix Medical, Inc. (a)	3,760	122,952
OrthoPediatrics Corp. (a)	3,668	198,035
Outset Medical, Inc. (a) (b)	10,700	485,780
Paragon 28, Inc. (a)	1,700	28,458
Security Description	Shares	Value
PAVmed, Inc. (a) (b)	14,400	$19,008
Penumbra, Inc. (a)	7,816	1,736,168
PROCEPT BioRobotics Corp. (a)	1,400	48,986
Pulmonx Corp. (a) (b)	6,100	151,341
Pulse Biosciences, Inc. (a) (b)	2,712	13,180
Quidel Corp. (a)	8,203	922,509
Quotient, Ltd. (a) (b)	32,300	38,760
Retractable Technologies, Inc. (a) (b)	3,300	15,675
RxSight, Inc. (a) (b)	3,600	44,568
SeaSpine Holdings Corp. (a)	6,100	74,176
Senseonics Holdings, Inc. (a) (b)	100,400	197,788
Shockwave Medical, Inc. (a) (b)	7,570	1,569,715
SI-BONE, Inc. (a)	8,560	193,456
Sientra, Inc. (a) (b)	11,900	26,418
Sight Sciences, Inc. (a)	4,400	50,864
Silk Road Medical, Inc. (a)	8,069	333,169
STAAR Surgical Co. (a)	10,569	844,569
Stereotaxis, Inc. (a)	9,400	35,062
Surmodics, Inc. (a)	2,981	135,129
Tactile Systems Technology, Inc. (a)	3,600	72,576
Talis Biomedical Corp. (a)	3,300	4,653
Tandem Diabetes Care, Inc. (a)	13,892	1,615,501
TransMedics Group, Inc. (a) (b)	5,300	142,782
Treace Medical Concepts, Inc. (a)	6,900	130,479
UFP Technologies, Inc. (a)	1,800	119,106
Utah Medical Products, Inc.	640	57,510
Vapotherm, Inc. (a) (b)	4,400	61,160
Varex Imaging Corp. (a) (b)	8,208	174,748
ViewRay, Inc. (a)	30,406	119,192
Zimvie, Inc. (a)	4,600	105,064
Zynex, Inc. (b)	4,070	25,356
		38,544,132
HEALTH CARE PROVIDERS & SERVICES — 1.8%
1Life Healthcare, Inc. (a) (b)	26,100	289,188
Acadia Healthcare Co., Inc. (a)	19,982	1,309,420
Accolade, Inc. (a)	12,400	217,744
AdaptHealth Corp. (a)	16,400	262,892
Addus HomeCare Corp. (a)	3,516	328,008
Agiliti, Inc. (a)	5,600	118,160
agilon health, Inc. (a)	38,100	965,835
AirSculpt Technologies, Inc. (a)	1,600	21,888
Alignment Healthcare, Inc. (a)	16,700	187,541
Amedisys, Inc. (a)	7,206	1,241,522
AMN Healthcare Services, Inc. (a)	10,548	1,100,473
Apollo Medical Holdings, Inc. (a) (b)	8,373	405,839
Aveanna Healthcare Holdings, Inc. (a)	7,600	25,916
Biodesix, Inc. (a) (b)	8,700	14,703
Brookdale Senior Living, Inc. (a)	39,741	280,174

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Castle Biosciences, Inc. (a)	4,600	$206,356
Chemed Corp.	3,365	1,704,541
Community Health Systems, Inc. (a)	27,867	330,781
CorVel Corp. (a)	1,900	320,036
Covetrus, Inc. (a)	22,580	379,118
Cross Country Healthcare, Inc. (a)	7,858	170,283
Encompass Health Corp.	21,903	1,557,522
Ensign Group, Inc.	11,770	1,059,418
Fulgent Genetics, Inc. (a)	4,671	291,517
Guardant Health, Inc. (a)	20,551	1,361,298
Hanger, Inc. (a)	8,750	160,387
HealthEquity, Inc. (a)	18,063	1,218,169
InfuSystem Holdings, Inc. (a)	3,400	33,320
Innovage Holding Corp. (a) (b)	3,600	23,112
Invitae Corp. (a)	45,300	361,041
Joint Corp. (a)	3,050	107,940
LHC Group, Inc. (a)	7,084	1,194,362
LifeStance Health Group, Inc. (a) (b)	15,100	152,661
MEDNAX, Inc. (a)	17,274	405,594
ModivCare, Inc. (a)	2,754	317,784
National HealthCare Corp.	2,741	192,500
National Research Corp.	3,200	126,880
Oak Street Health, Inc. (a) (b)	22,009	591,602
Ontrack, Inc. (a)	1,938	4,390
Option Care Health, Inc. (a)	35,307	1,008,368
Owens & Minor, Inc.	16,119	709,558
Patterson Cos., Inc.	18,600	602,082
Pennant Group, Inc. (a)	6,117	113,960
PetIQ, Inc. (a) (b)	6,226	151,914
Premier, Inc. Class A	26,845	955,414
Privia Health Group, Inc. (a)	9,000	240,570
Progyny, Inc. (a)	14,100	724,740
R1 RCM, Inc. (a)	26,687	714,144
RadNet, Inc. (a)	10,376	232,111
Select Medical Holdings Corp.	24,834	595,768
Sharps Compliance Corp. (a)	3,000	17,700
Signify Health, Inc. Class A (a)	15,000	272,250
SOC Telemed, Inc. (a)	12,600	37,674
Surgery Partners, Inc. (a)	7,795	429,115
Tenet Healthcare Corp. (a)	23,522	2,021,951
Tivity Health, Inc. (a)	9,597	308,735
US Physical Therapy, Inc.	2,722	270,703
Viemed Healthcare, Inc. (a)	6,500	32,370
		28,479,042
HEALTH CARE TECHNOLOGY — 1.1%
Allscripts Healthcare Solutions, Inc. (a)	26,812	603,806
American Well Corp. Class A (a) (b)	43,400	182,714
Certara, Inc. (a)	26,100	560,628
Change Healthcare, Inc. (a)	57,210	1,247,178
Computer Programs & Systems, Inc. (a)	2,804	96,598
Security Description	Shares	Value
Convey Holding Parent, Inc. (a)	2,600	$17,004
Definitive Healthcare Corp. (a)	4,300	105,995
Evolent Health, Inc. Class A (a)	17,465	564,120
Forian, Inc. (a) (b)	3,600	25,056
Health Catalyst, Inc. (a) (b)	13,900	363,207
HealthStream, Inc. (a)	4,999	99,580
iCAD, Inc. (a)	4,000	17,840
Inspire Medical Systems, Inc. (a)	6,009	1,542,450
Multiplan Corp. (a) (b)	74,500	348,660
NantHealth, Inc. (a) (b)	35,200	26,527
NextGen Healthcare, Inc. (a)	12,000	250,920
Omnicell, Inc. (a)	9,766	1,264,599
OptimizeRx Corp. (a)	4,396	165,773
Phreesia, Inc. (a)	11,400	300,504
Schrodinger, Inc. (a) (b)	11,808	402,889
Simulations Plus, Inc. (b)	3,797	193,571
Tabula Rasa HealthCare, Inc. (a)	4,965	28,598
Teladoc Health, Inc. (a) (b)	34,304	2,474,348
Veeva Systems, Inc. Class A (a)	31,567	6,706,725
		17,589,290
HOTELS, RESTAURANTS & LEISURE — 2.3%
Accel Entertainment, Inc. (a)	13,200	160,776
Aramark	52,640	1,979,264
Bally's Corp. (a) (b)	6,965	214,104
Biglari Holdings, Inc. Class B (a)	230	33,260
BJ's Restaurants, Inc. (a)	5,406	152,990
Bloomin' Brands, Inc. (b)	20,093	440,840
Bluegreen Vacations Holding Corp. (a)	3,548	104,914
Boyd Gaming Corp.	18,298	1,203,642
Brinker International, Inc. (a)	10,030	382,745
Carrols Restaurant Group, Inc.	7,000	15,820
Century Casinos, Inc. (a)	5,361	64,064
Cheesecake Factory, Inc. (a)	10,055	400,088
Choice Hotels International, Inc.	7,856	1,113,667
Churchill Downs, Inc.	8,308	1,842,548
Chuy's Holdings, Inc. (a)	3,953	106,731
Cracker Barrel Old Country Store, Inc. (b)	5,308	630,219
Dave & Buster's Entertainment, Inc. (a)	9,816	481,966
Denny's Corp. (a)	16,041	229,547
Dine Brands Global, Inc.	3,530	275,164
DraftKings, Inc. Class A (a) (b)	70,400	1,370,688
Drive Shack, Inc. (a) (b)	16,200	24,948
El Pollo Loco Holdings, Inc. (a)	3,500	40,670
Esports Technologies, Inc. (a) (b)	2,800	18,872
Everi Holdings, Inc. (a)	18,895	396,795
F45 Training Holdings, Inc. (a)	6,700	71,690
Fiesta Restaurant Group, Inc. (a)	3,397	25,393
First Watch Restaurant Group, Inc. (a) (b)	2,000	26,100

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Full House Resorts, Inc. (a)	6,300	$60,543
GAN, Ltd. (a) (b)	7,700	37,114
Golden Entertainment, Inc. (a)	3,825	222,118
Golden Nugget Online Gaming, Inc. (a)	10,200	72,522
Hall of Fame Resort & Entertainment Co. (a) (b)	10,400	11,544
Hilton Grand Vacations, Inc. (a)	19,371	1,007,486
Hyatt Hotels Corp. Class A (a)	11,159	1,065,127
International Game Technology PLC (b)	22,335	551,228
Jack in the Box, Inc.	4,897	457,429
Krispy Kreme, Inc. (b)	19,500	289,575
Kura Sushi USA, Inc. Class A (a)	800	44,120
Life Time Group Holdings, Inc. (a)	8,900	129,406
Lindblad Expeditions Holdings, Inc. (a) (b)	6,089	91,822
Marriott Vacations Worldwide Corp.	9,340	1,472,918
Monarch Casino & Resort, Inc. (a)	3,300	287,859
Nathan's Famous, Inc.	738	39,977
NEOGAMES SA (a)	3,300	50,919
Noodles & Co. (a)	7,900	47,163
ONE Group Hospitality Inc (a)	3,900	40,989
Papa John's International, Inc.	7,388	777,809
Planet Fitness, Inc. Class A (a)	18,843	1,591,857
PlayAGS, Inc. (a)	6,060	40,420
Portillo's, Inc. Class A (a)	4,800	117,888
RCI Hospitality Holdings, Inc.	1,800	110,628
Red Robin Gourmet Burgers, Inc. (a)	3,036	51,187
Red Rock Resorts, Inc. Class A	12,286	596,608
Rush Street Interactive, Inc. (a) (b)	10,600	77,062
Ruth's Hospitality Group, Inc.	8,100	185,328
Scientific Games Corp. Class A (a)	21,264	1,249,260
SeaWorld Entertainment, Inc. (a)	11,217	834,993
Shake Shack, Inc. Class A (a)	8,530	579,187
Six Flags Entertainment Corp. (a)	17,395	756,682
Sweetgreen, Inc. Class A (a) (b)	2,700	86,373
Target Hospitality Corp. (a)	5,600	33,600
Texas Roadhouse, Inc.	15,377	1,287,516
Travel + Leisure Co.	19,100	1,106,654
Vail Resorts, Inc.	9,090	2,365,854
Wendy's Co.	40,158	882,271
Wingstop, Inc.	6,665	782,138
Wyndham Hotels & Resorts, Inc.	20,616	1,745,969
Xponential Fitness, Inc. Class A (a)	2,800	65,632
Security Description	Shares	Value
Yum China Holdings, Inc. (b)	97,717	$4,059,164
		37,171,444
HOUSEHOLD DURABLES — 0.9%
Aterian, Inc. (a) (b)	5,400	13,122
Bassett Furniture Industries, Inc.	2,700	44,712
Beazer Homes USA, Inc. (a)	6,096	92,781
Cavco Industries, Inc. (a)	2,076	500,005
Century Communities, Inc.	6,351	340,223
Ethan Allen Interiors, Inc.	5,100	132,957
Flexsteel Industries, Inc.	2,200	42,460
GoPro, Inc. Class A (a)	29,122	248,411
Green Brick Partners, Inc. (a)	6,102	120,575
Hamilton Beach Brands Holding Co. Class A	2,917	33,925
Helen of Troy, Ltd. (a)	5,364	1,050,486
Hooker Furniture Corp.	3,700	70,078
Hovnanian Enterprises, Inc. Class A (a)	1,200	70,920
Installed Building Products, Inc.	5,214	440,531
iRobot Corp. (a) (b)	5,943	376,786
KB Home	17,400	563,412
Landsea Homes Corp. (a)	4,400	37,620
La-Z-Boy, Inc.	9,533	251,385
Legacy Housing Corp. (a)	1,520	32,619
Leggett & Platt, Inc.	29,800	1,037,040
LGI Homes, Inc. (a)	4,725	461,538
Lifetime Brands, Inc.	3,800	48,792
Lovesac Co. (a)	2,787	150,665
M/I Homes, Inc. (a)	6,691	296,746
MDC Holdings, Inc.	12,755	482,649
Meritage Homes Corp. (a)	8,067	639,148
Purple Innovation, Inc. (a) (b)	12,496	73,102
Skyline Champion Corp. (a)	11,737	644,127
Snap One Holdings Corp. (a) (b)	4,200	61,950
Sonos, Inc. (a) (b)	28,530	805,117
Taylor Morrison Home Corp. (a)	27,158	739,241
Tempur Sealy International, Inc.	39,868	1,113,114
Toll Brothers, Inc.	24,484	1,151,238
TopBuild Corp. (a)	7,374	1,337,570
Traeger, Inc. (a) (b)	5,800	43,152
Tri Pointe Homes, Inc. (a)	24,083	483,587
Tupperware Brands Corp. (a) (b)	11,381	221,360
Universal Electronics, Inc. (a)	2,539	79,318
VOXX International Corp. (a)	3,700	36,889
Vuzix Corp. (a) (b)	11,500	75,900
Weber, Inc. Class A (b)	5,100	50,133
		14,495,384
HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. (a)	2,300	101,108
Central Garden & Pet Co. Class A (a)	9,082	370,364
Energizer Holdings, Inc.	15,758	484,716

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Oil-Dri Corp. of America	1,548	$44,350
Reynolds Consumer Products, Inc.	12,200	357,948
Spectrum Brands Holdings, Inc.	9,169	813,474
WD-40 Co. (b)	3,053	559,401
		2,731,361
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.4%
Brookfield Renewable Corp. Class A	29,079	1,273,660
Clearway Energy, Inc. Class A	7,226	240,770
Clearway Energy, Inc. Class C	19,000	693,690
Ormat Technologies, Inc. (b)	9,992	817,646
Sunnova Energy International, Inc. (a)	19,800	456,588
Vistra Corp.	109,307	2,541,388
		6,023,742
INSURANCE — 2.8%
Alleghany Corp. (a)	2,982	2,525,754
Ambac Financial Group, Inc. (a)	8,794	91,458
American Equity Investment Life Holding Co.	18,372	733,227
American Financial Group, Inc.	15,319	2,230,753
American National Group, Inc.	1,731	327,315
AMERISAFE, Inc.	4,534	225,204
Arch Capital Group, Ltd. (a)	84,667	4,099,576
Argo Group International Holdings, Ltd.	7,260	299,693
Assured Guaranty, Ltd.	15,119	962,476
Axis Capital Holdings, Ltd.	17,599	1,064,212
Bright Health Group, Inc. (a) (b)	56,000	108,080
Brighthouse Financial, Inc. (a)	17,173	887,157
BRP Group, Inc. Class A (a)	10,705	287,215
Citizens, Inc. (a)	9,100	38,584
CNA Financial Corp.	7,191	349,626
CNO Financial Group, Inc.	28,079	704,502
Crawford & Co. Class A	3,000	22,680
Donegal Group, Inc. Class A	4,000	53,640
eHealth, Inc. (a)	5,507	68,342
Employers Holdings, Inc.	6,200	254,324
Enstar Group, Ltd. (a)	2,765	722,080
Erie Indemnity Co. Class A	5,718	1,007,111
Fidelity National Financial, Inc.	62,236	3,039,606
First American Financial Corp.	24,114	1,563,070
Genworth Financial, Inc. Class A (a)	114,182	431,608
GoHealth, Inc. Class A (a) (b)	9,400	11,092
Goosehead Insurance, Inc. Class A	4,019	315,773
Greenlight Capital Re, Ltd. Class A (a)	5,000	35,350
Hanover Insurance Group, Inc.	8,035	1,201,393
HCI Group, Inc.	1,173	79,975
Heritage Insurance Holdings, Inc.	4,799	34,265
Horace Mann Educators Corp.	9,400	393,202
Security Description	Shares	Value
Investors Title Co.	243	$49,380
James River Group Holdings, Ltd.	7,900	195,446
Kemper Corp.	13,707	774,994
Kinsale Capital Group, Inc.	4,749	1,082,867
Lemonade, Inc. (a) (b)	9,200	242,604
Maiden Holdings, Ltd. (a)	13,500	32,535
Markel Corp. (a)	3,065	4,521,611
MBIA, Inc. (a)	10,197	156,932
Mercury General Corp.	5,637	310,035
MetroMile, Inc. (a)	18,800	24,816
National Western Life Group, Inc. Class A	580	122,032
NI Holdings, Inc. (a)	1,700	28,832
Old Republic International Corp.	63,362	1,639,175
Palomar Holdings, Inc. (a)	5,610	358,984
Primerica, Inc.	8,764	1,199,090
ProAssurance Corp.	11,605	311,942
Reinsurance Group of America, Inc.	15,046	1,646,935
RenaissanceRe Holdings, Ltd.	9,775	1,549,435
RLI Corp.	8,778	971,110
Safety Insurance Group, Inc.	3,086	280,363
Selective Insurance Group, Inc.	13,198	1,179,373
Selectquote, Inc. (a)	28,803	80,360
SiriusPoint, Ltd. (a)	19,600	146,608
Stewart Information Services Corp.	5,965	361,539
Tiptree, Inc.	4,500	57,825
Trean Insurance Group, Inc. (a) (b)	3,400	15,946
Trupanion, Inc. (a)	8,500	757,520
United Fire Group, Inc.	5,263	163,521
United Insurance Holdings Corp.	3,800	12,578
Universal Insurance Holdings, Inc.	6,617	89,263
Unum Group	46,000	1,449,460
White Mountains Insurance Group, Ltd.	651	739,692
		44,721,146
INTERACTIVE MEDIA & SERVICES — 0.6%
Cargurus, Inc. (a)	21,300	904,398
Cars.com, Inc. (a)	14,600	210,678
Eventbrite, Inc. Class A (a) (b)	15,893	234,740
EverQuote, Inc. Class A (a)	3,735	60,432
fuboTV, Inc. (a)	32,300	212,211
IAC/InterActiveCorp. (a)	17,437	1,748,582
Liberty TripAdvisor Holdings, Inc. Class A (a)	21,300	43,665
MediaAlpha, Inc. Class A (a) (b)	4,000	66,200
Outbrain, Inc. (a)	4,700	50,431
Pinterest, Inc. Class A (a)	129,909	3,197,060
QuinStreet, Inc. (a)	11,198	129,897
Society Pass, Inc. (a) (b)	900	2,673
TripAdvisor, Inc. (a)	22,100	599,352

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
TrueCar, Inc. (a)	19,266	$76,101
Vimeo, Inc. (a)	32,323	383,997
Yelp, Inc. (a)	16,191	552,275
Ziff Davis, Inc. (a)	9,806	949,025
		9,421,717
INTERNET & DIRECT MARKETING RETAIL — 0.5%
1-800-Flowers.com, Inc. Class A (a)	5,900	75,284
1stdibs.com, Inc. (a)	3,800	30,362
aka Brands Holding Corp. (a)	2,200	9,724
CarParts.com, Inc. (a)	9,700	64,990
DoorDash, Inc. Class A (a)	33,489	3,924,576
Duluth Holdings, Inc. Class B (a)	2,296	28,080
Groupon, Inc. (a) (b)	5,511	105,977
Lands' End, Inc. (a)	2,800	47,376
Liquidity Services, Inc. (a)	5,124	87,723
Lulu's Fashion Lounge Holdings, Inc. (a)	1,800	12,204
Overstock.com, Inc. (a) (b)	9,582	421,656
PetMed Express, Inc. (b)	4,568	117,854
Porch Group, Inc. (a) (b)	16,600	115,287
Quotient Technology, Inc. (a)	20,271	129,329
Qurate Retail, Inc. Class A	81,116	386,112
RealReal, Inc. (a) (b)	19,700	143,022
Rent the Runway, Inc. Class A (a)	6,400	44,096
Revolve Group, Inc. (a)	8,100	434,889
Shutterstock, Inc.	5,250	488,670
Stitch Fix, Inc. Class A (a)	18,546	186,758
Wayfair, Inc. Class A (a) (b)	17,270	1,913,171
Xometry, Inc. Class A (a) (b)	5,200	191,100
		8,958,240
IT SERVICES — 5.0%
Alliance Data Systems Corp.	11,110	623,827
Amdocs, Ltd.	28,135	2,312,978
BigCommerce Holdings, Inc. Class 1 (a)	10,800	236,628
Block, Inc. (a)	109,437	14,839,657
Brightcove, Inc. (a)	7,771	60,614
Cantaloupe, Inc. (a)	11,200	75,824
Cass Information Systems, Inc.	2,836	104,677
Cloudflare, Inc. Class A (a)	59,795	7,157,461
Concentrix Corp.	9,474	1,577,989
Conduent, Inc. (a)	36,000	185,760
CSG Systems International, Inc.	6,992	444,481
DigitalOcean Holdings, Inc. (a)	11,400	659,490
Euronet Worldwide, Inc. (a)	11,312	1,472,257
EVERTEC, Inc.	13,500	552,555
Evo Payments, Inc. Class A (a)	10,900	251,681
ExlService Holdings, Inc. (a)	7,337	1,051,172
Fastly, Inc. Class A (a)	23,643	410,915
Flywire Corp. (a)	13,100	400,598
Genpact, Ltd.	41,353	1,799,269
Globant SA (a)	9,194	2,409,472
Security Description	Shares	Value
GoDaddy, Inc. Class A (a)	38,192	$3,196,670
GreenBox POS (a) (b)	3,400	14,348
Grid Dynamics Holdings, Inc. (a)	9,600	135,168
Hackett Group, Inc.	5,790	133,517
I3 Verticals, Inc. Class A (a) (b)	5,000	139,300
IBEX Holdings, Ltd. (a) (b)	1,100	17,534
International Money Express, Inc. (a)	7,900	162,819
Kyndryl Holdings, Inc. (a)	50,900	667,808
Limelight Networks, Inc. (a)	28,499	148,765
LiveRamp Holdings, Inc. (a)	14,701	549,670
MAXIMUS, Inc.	13,707	1,027,340
MoneyGram International, Inc. (a)	19,800	209,088
MongoDB, Inc. (a)	14,478	6,422,296
Okta, Inc. (a)	28,775	4,343,874
Paya Holdings, Inc. (a)	19,900	116,614
Paysafe, Ltd. (a)	84,200	285,438
Perficient, Inc. (a)	7,249	798,042
Priority Technology Holdings, Inc. (a)	1,965	11,299
Rackspace Technology, Inc. (a) (b)	12,000	133,920
Remitly Global, Inc. (a)	4,200	41,454
Repay Holdings Corp. (a) (b)	20,100	296,877
Sabre Corp. (a) (b)	72,035	823,360
Shift4 Payments, Inc. Class A (a) (b)	9,600	594,528
Snowflake, Inc. Class A (a)	46,192	10,583,973
SolarWinds Corp.	8,251	109,821
StarTek, Inc. (a)	3,400	15,062
StoneCo, Ltd. Class A (a)	50,860	595,062
Switch, Inc. Class A	26,136	805,512
Thoughtworks Holding, Inc. (a)	10,000	208,100
TTEC Holdings, Inc.	4,107	338,910
Tucows, Inc. Class A (a) (b)	1,976	134,961
Twilio, Inc. Class A (a)	38,024	6,266,735
Unisys Corp. (a)	14,700	317,667
Verra Mobility Corp. (a)	34,381	559,723
Western Union Co.	88,900	1,665,986
WEX, Inc. (a)	10,057	1,794,672
Wix.com, Ltd. (a)	12,097	1,263,653
		81,556,871
LEISURE EQUIPMENT & PRODUCTS — 0.6%
Acushnet Holdings Corp.	7,672	308,875
American Outdoor Brands, Inc. (a)	2,681	35,202
AMMO, Inc. (a) (b)	22,700	108,960
Brunswick Corp.	17,326	1,401,500
Callaway Golf Co. (a) (b)	25,441	595,828
Clarus Corp.	5,665	129,049
Escalade, Inc.	2,000	26,400
Genius Brands International, Inc. (a) (b)	56,900	58,038
Johnson Outdoors, Inc. Class A	1,080	83,948

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Latham Group, Inc. (a)	8,800	$116,512
Malibu Boats, Inc. Class A (a)	4,465	259,015
Marine Products Corp.	1,680	19,404
MasterCraft Boat Holdings, Inc. (a)	3,665	90,196
Mattel, Inc. (a)	78,139	1,735,467
Nautilus, Inc. (a)	5,700	23,484
Peloton Interactive, Inc. Class A (a)	68,003	1,796,639
Polaris, Inc. (b)	12,903	1,358,944
Smith & Wesson Brands, Inc.	10,826	163,797
Solo Brands, Inc. Class A (a) (b)	3,800	32,414
Sturm Ruger & Co., Inc. (b)	3,985	277,436
Vista Outdoor, Inc. (a)	12,621	450,443
YETI Holdings, Inc. (a)	19,334	1,159,653
		10,231,204
LIFE SCIENCES TOOLS & SERVICES — 1.3%
10X Genomics, Inc. Class A (a) (b)	19,345	1,471,574
Absci Corp. (a) (b)	11,900	100,317
Adaptive Biotechnologies Corp. (a)	26,100	362,268
Akoya Biosciences, Inc. (a)	3,800	41,762
Alpha Teknova, Inc. (a)	2,300	31,763
Avantor, Inc. (a)	137,051	4,635,065
Azenta, Inc.	16,441	1,362,630
Berkeley Lights, Inc. (a) (b)	11,947	84,943
Bionano Genomics, Inc. (a) (b)	70,300	181,374
Bruker Corp.	22,797	1,465,847
ChromaDex Corp. (a)	16,100	39,606
Codex DNA, Inc. (a) (b)	1,700	9,129
Codexis, Inc. (a)	13,421	276,741
Cytek Biosciences, Inc. (a) (b)	22,000	237,160
Fluidigm Corp. (a) (b)	14,444	51,854
Harvard Bioscience, Inc. (a)	7,700	47,817
Inotiv, Inc. (a) (b)	3,700	96,866
IsoPlexis Corp. (a)	2,100	7,203
Maravai LifeSciences Holdings, Inc. Class A (a)	24,800	874,696
MaxCyte, Inc. (a) (b)	20,900	146,091
Medpace Holdings, Inc. (a)	6,401	1,047,140
NanoString Technologies, Inc. (a)	10,300	357,925
NeoGenomics, Inc. (a)	26,329	319,897
Pacific Biosciences of California, Inc. (a) (b)	42,821	389,671
Personalis, Inc. (a) (b)	7,000	57,330
QIAGEN NV (a) (b)	51,781	2,537,269
Quanterix Corp. (a)	7,400	216,006
Rapid Micro Biosystems, Inc. Class A (a) (b)	4,400	29,876
Repligen Corp. (a)	12,317	2,316,705
Seer, Inc. (a) (b)	10,000	152,400
Singular Genomics Systems, Inc. (a)	9,500	59,945
Sotera Health Co. (a)	22,100	478,686
Security Description	Shares	Value
Syneos Health, Inc. (a)	22,894	$1,853,269
		21,340,825
MACHINERY — 2.6%
AGCO Corp.	14,021	2,047,487
AgEagle Aerial Systems, Inc. (a) (b)	14,000	16,660
Alamo Group, Inc.	2,189	314,756
Albany International Corp. Class A	6,871	579,363
Allison Transmission Holdings, Inc.	23,759	932,778
Altra Industrial Motion Corp.	14,568	567,132
Astec Industries, Inc.	5,006	215,258
Barnes Group, Inc.	10,414	418,539
Blue Bird Corp. (a)	4,022	75,694
Chart Industries, Inc. (a) (b)	8,070	1,386,184
CIRCOR International, Inc. (a)	3,747	99,745
Colfax Corp. (a)	31,527	1,254,459
Columbus McKinnon Corp.	6,248	264,915
Commercial Vehicle Group, Inc. (a)	6,300	53,235
Crane Co.	11,148	1,207,105
Desktop Metal, Inc. Class A (a) (b)	39,481	187,140
Donaldson Co., Inc.	27,686	1,437,734
Douglas Dynamics, Inc.	4,873	168,557
Energy Recovery, Inc. (a)	9,400	189,316
Enerpac Tool Group Corp.	13,091	286,562
EnPro Industries, Inc.	4,545	444,183
ESCO Technologies, Inc.	5,728	400,502
Evoqua Water Technologies Corp. (a)	25,800	1,212,084
Federal Signal Corp.	13,600	459,000
Flowserve Corp.	29,500	1,059,050
Franklin Electric Co., Inc.	10,415	864,862
Gates Industrial Corp. PLC (a)	21,700	326,802
Gorman-Rupp Co.	4,900	175,812
Graco, Inc.	37,882	2,641,133
Greenbrier Cos., Inc.	7,294	375,714
Helios Technologies, Inc.	7,148	573,627
Hillenbrand, Inc.	16,168	714,141
Hydrofarm Holdings Group, Inc. (a) (b)	9,600	145,440
Hyliion Holdings Corp. (a) (b)	22,800	101,004
Hyster-Yale Materials Handling, Inc.	1,989	66,055
Ideanomics, Inc. (a) (b)	125,300	140,336
ITT, Inc.	19,288	1,450,651
John Bean Technologies Corp.	7,076	838,294
Kadant, Inc.	2,590	502,952
Kennametal, Inc.	22,217	635,628
Lincoln Electric Holdings, Inc.	12,905	1,778,438
Lindsay Corp.	2,475	388,600
Luxfer Holdings PLC	5,531	92,921
Manitowoc Co., Inc (a)	8,175	123,279

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Mayville Engineering Co., Inc. (a)	1,690	$15,835
Meritor, Inc. (a)	14,996	533,408
Middleby Corp. (a)	12,427	2,037,282
Miller Industries, Inc.	3,965	111,654
Mueller Industries, Inc.	12,484	676,258
Mueller Water Products, Inc. Class A	34,322	443,440
Nikola Corp. (a) (b)	51,500	551,565
NN, Inc. (a)	8,616	24,814
Omega Flex, Inc.	651	84,545
Oshkosh Corp.	15,042	1,513,977
Park-Ohio Holdings Corp.	1,711	24,074
Proto Labs, Inc. (a)	5,985	316,607
RBC Bearings, Inc. (a)	6,222	1,206,321
REV Group, Inc.	7,800	104,520
Shyft Group, Inc.	7,729	279,094
SPX Corp. (a)	9,889	488,616
SPX FLOW, Inc.	9,500	819,090
Standex International Corp.	2,519	251,698
Tennant Co.	3,924	309,211
Terex Corp.	15,492	552,445
Timken Co.	14,358	871,531
Titan International, Inc. (a)	11,500	169,395
Toro Co.	23,574	2,015,341
Trinity Industries, Inc.	16,869	579,619
Wabash National Corp.	11,387	168,983
Watts Water Technologies, Inc. Class A	6,022	840,611
Welbilt, Inc. (a)	28,890	686,138
		42,889,199
MARINE — 0.2%
Costamare, Inc.	11,900	202,895
Eagle Bulk Shipping, Inc. (b)	2,023	137,786
Genco Shipping & Trading, Ltd.	7,300	172,426
Kirby Corp. (a)	13,164	950,309
Matson, Inc.	9,382	1,131,657
Safe Bulkers, Inc.	16,060	76,446
		2,671,519
MEDIA — 1.3%
Advantage Solutions, Inc. (a) (b)	17,200	109,736
Altice USA, Inc. Class A (a)	48,400	604,032
AMC Networks, Inc. Class A (a)	6,220	252,719
Audacy, Inc. (a)	31,400	90,746
Boston Omaha Corp. Class A (a)	4,165	105,666
Cable One, Inc.	1,192	1,745,374
Cardlytics, Inc. (a) (b)	7,265	399,430
Clear Channel Outdoor Holding, Inc. (a)	81,600	282,336
comScore, Inc. (a)	13,200	38,412
Daily Journal Corp. (a)	327	102,021
Digital Media Solutions, Inc. Class A (a)	800	2,912
Emerald Holding, Inc. (a)	4,400	14,960
Security Description	Shares	Value
Entravision Communications Corp. Class A	11,300	$72,433
EW Scripps Co. Class A (a)	12,540	260,707
Fluent, Inc. (a) (b)	8,513	17,707
Gannett Co., Inc. (a)	31,714	143,030
Gray Television, Inc.	18,977	418,822
Hemisphere Media Group, Inc. (a)	3,000	13,710
iHeartMedia, Inc. Class A (a)	24,600	465,678
Integral Ad Science Holding Corp. (a)	7,500	103,500
John Wiley & Sons, Inc. Class A	10,040	532,421
Liberty Broadband Corp. Class A (a)	6,464	847,172
Liberty Broadband Corp. Class C (a)	31,032	4,199,250
Liberty Media Corp.-Liberty SiriusXM Class A (a)	20,804	950,951
Liberty Media Corp.-Liberty SiriusXM Class C (a)	36,543	1,671,111
Loyalty Ventures, Inc. (a)	4,024	66,517
Magnite, Inc. (a)	28,127	371,558
National CineMedia, Inc. (b)	11,700	29,718
New York Times Co. Class A	36,902	1,691,588
Nexstar Media Group, Inc. Class A	8,998	1,695,943
Scholastic Corp.	6,029	242,848
Sinclair Broadcast Group, Inc. Class A	10,462	293,145
Sirius XM Holdings, Inc. (b)	197,538	1,307,701
Stagwell, Inc. (a)	12,400	89,776
TechTarget, Inc. (a)	5,800	471,424
TEGNA, Inc.	49,283	1,103,939
Thryv Holdings, Inc. (a)	1,500	42,180
WideOpenWest, Inc. (a)	11,236	195,956
		21,047,129
METALS & MINING — 1.7%
Alcoa Corp.	41,505	3,736,695
Allegheny Technologies, Inc. (a)	28,837	773,985
Arconic Corp. (a)	23,400	599,508
Carpenter Technology Corp.	10,855	455,693
Century Aluminum Co. (a)	11,300	297,303
Cleveland-Cliffs, Inc. (a)	100,402	3,233,949
Coeur Mining, Inc. (a)	54,342	241,822
Commercial Metals Co.	26,947	1,121,534
Compass Minerals International, Inc. (b)	7,414	465,525
Constellium SE (a)	28,100	505,800
Ferroglobe Representation & Warranty Insurance Trust (a) (e)	2,200	—
Gatos Silver, Inc. (a) (b)	8,900	38,448
Haynes International, Inc.	2,400	102,240
Hecla Mining Co.	118,216	776,679
Kaiser Aluminum Corp.	3,533	332,667
Materion Corp.	4,555	390,546

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
MP Materials Corp. (a) (b)	17,000	$974,780
Novagold Resources, Inc. (a)	53,500	413,555
Olympic Steel, Inc.	2,500	96,150
Perpetua Resources Corp. (a)	5,500	22,550
PolyMet Mining Corp. (a)	9,600	40,224
Reliance Steel & Aluminum Co.	14,066	2,579,001
Royal Gold, Inc.	14,655	2,070,458
Ryerson Holding Corp.	4,100	143,582
Schnitzer Steel Industries, Inc. Class A	5,572	289,410
Southern Copper Corp.	19,069	1,447,337
Steel Dynamics, Inc.	42,530	3,548,278
SunCoke Energy, Inc.	21,100	188,001
TimkenSteel Corp. (a)	10,014	219,106
United States Steel Corp.	58,276	2,199,336
Warrior Met Coal, Inc.	11,338	420,753
Worthington Industries, Inc.	7,272	373,854
		28,098,769
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.9%
AFC Gamma, Inc. REIT	2,800	53,536
AGNC Investment Corp. REIT (b)	119,079	1,559,935
Angel Oak Mortgage, Inc. REIT	2,600	42,666
Annaly Capital Management, Inc. REIT (b)	321,806	2,265,514
Apollo Commercial Real Estate Finance, Inc. REIT	31,749	442,264
Arbor Realty Trust, Inc. REIT	31,300	533,978
Ares Commercial Real Estate Corp. REIT (b)	11,800	183,136
ARMOUR Residential REIT, Inc. (b)	23,700	199,080
Blackstone Mortgage Trust, Inc. Class A REIT	34,866	1,108,390
BrightSpire Capital, Inc. REIT	18,900	174,825
Broadmark Realty Capital, Inc. REIT (b)	28,709	248,333
Chicago Atlantic Real Estate Finance, Inc. (b)	1,000	17,730
Chimera Investment Corp. REIT	52,245	629,030
Dynex Capital, Inc. REIT (b)	7,800	126,360
Ellington Financial, Inc. REIT (b)	11,505	204,214
Franklin BSP Realty Trust, Inc. REIT	8,934	124,897
Granite Point Mortgage Trust, Inc. REIT	10,834	120,474
Great Ajax Corp. REIT	4,486	52,621
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT (b)	17,745	841,645
Invesco Mortgage Capital, Inc. REIT (b)	65,413	149,142
KKR Real Estate Finance Trust, Inc. REIT	8,100	166,941
Ladder Capital Corp. REIT	27,039	320,953
MFA Financial, Inc. REIT	94,136	379,368
Security Description	Shares	Value
New Residential Investment Corp. REIT	97,711	$1,072,867
New York Mortgage Trust, Inc. REIT	75,188	274,436
Orchid Island Capital, Inc. REIT (b)	30,700	99,775
PennyMac Mortgage Investment Trust REIT	23,224	392,253
Ready Capital Corp. REIT (b)	14,358	216,231
Redwood Trust, Inc. REIT	23,800	250,614
TPG RE Finance Trust, Inc. REIT	14,352	169,497
Two Harbors Investment Corp. REIT	76,257	421,701
Starwood Property Trust, Inc. REIT	66,204	1,600,151
		14,442,557
MULTI-UTILITIES — 0.2%
Avista Corp.	15,600	704,340
Black Hills Corp.	14,105	1,086,367
NorthWestern Corp. (b)	11,755	711,060
Unitil Corp.	3,438	171,487
		2,673,254
MULTILINE RETAIL — 0.3%
Big Lots, Inc. (b)	6,549	226,596
Dillard's, Inc. Class A	1,252	336,024
Franchise Group, Inc.	6,400	265,152
Kohl's Corp.	31,406	1,898,807
Macy's, Inc.	66,400	1,617,504
Nordstrom, Inc.	24,400	661,484
Ollie's Bargain Outlet Holdings, Inc. (a)	14,169	608,700
		5,614,267
OIL, GAS & CONSUMABLE FUELS — 3.3%
Aemetis, Inc. (a)	5,800	73,486
Alto Ingredients, Inc. (a) (b)	13,700	93,434
Altus Midstream Co. Class A	900	58,509
Antero Midstream Corp.	73,000	793,510
Antero Resources Corp. (a)	64,274	1,962,285
Arch Resources, Inc. (b)	3,294	452,530
Berry Corp.	15,600	160,992
Brigham Minerals, Inc. Class A	11,400	291,270
California Resources Corp.	18,200	814,086
Callon Petroleum Co. (a)	10,800	638,064
Centennial Resource Development, Inc. Class A (a)	39,900	321,993
Centrus Energy Corp. Class A (a)	2,100	70,770
Cheniere Energy, Inc.	53,359	7,398,225
Chesapeake Energy Corp. (b)	23,543	2,048,241
Civitas Resources, Inc.	9,746	581,934
Clean Energy Fuels Corp. (a)	36,300	288,222
CNX Resources Corp. (a)	45,981	952,726
Comstock Resources, Inc. (a)	21,600	281,880
CONSOL Energy, Inc. (a)	8,025	301,981

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Continental Resources, Inc.	14,650	$898,485
Crescent Energy, Inc. Class A (b)	7,079	122,750
CVR Energy, Inc.	6,800	173,672
Delek US Holdings, Inc. (a)	15,504	328,995
Denbury, Inc. (a)	11,400	895,698
DHT Holdings, Inc.	31,271	181,372
Dorian LPG, Ltd.	5,958	86,331
DTE Midstream LLC (a)	21,800	1,182,868
Earthstone Energy, Inc. Class A (a)	6,485	81,906
Energy Fuels, Inc. (a) (b)	34,001	311,109
EQT Corp.	68,596	2,360,388
Equitrans Midstream Corp.	90,640	765,002
Falcon Minerals Corp.	7,600	51,224
Frontline, Ltd. (a)	28,400	249,920
Gevo, Inc. (a) (b)	43,300	202,644
Golar LNG, Ltd. (a) (b)	23,455	581,215
Green Plains, Inc. (a) (b)	10,838	336,086
HF Sinclair Corp. (a)	33,500	1,334,975
HighPeak Energy, Inc. (b)	1,000	22,200
International Seaways, Inc.	9,118	164,489
Kosmos Energy, Ltd. (a)	101,200	727,628
Laredo Petroleum, Inc. (a)	2,800	221,592
Magnolia Oil & Gas Corp. Class A	32,500	768,625
Matador Resources Co.	24,802	1,314,010
Murphy Oil Corp.	32,500	1,312,675
New Fortress Energy, Inc. (b)	5,900	251,399
Nordic American Tankers, Ltd.	41,140	87,628
Northern Oil and Gas, Inc.	14,000	394,660
Oasis Petroleum, Inc.	4,500	658,350
Ovintiv, Inc.	58,767	3,177,532
Par Pacific Holdings, Inc. (a)	9,989	130,057
PBF Energy, Inc. Class A (a)	21,752	530,096
PDC Energy, Inc.	21,591	1,569,234
Peabody Energy Corp. (a)	19,603	480,862
Range Resources Corp. (a)	52,972	1,609,289
Ranger Oil Corp. Class A (a)	4,719	162,947
Renewable Energy Group, Inc. (a)	10,025	608,016
REX American Resources Corp. (a)	1,035	103,086
Riley Exploration Permian, Inc. (b)	2,300	57,684
Scorpio Tankers, Inc.	11,199	239,435
SFL Corp., Ltd.	26,000	264,680
SM Energy Co.	26,956	1,049,936
Southwestern Energy Co. (a)	227,049	1,627,941
Talos Energy, Inc. (a)	7,500	118,425
Targa Resources Corp.	50,507	3,811,763
Teekay Corp. (a)	13,200	41,844
Teekay Tankers, Ltd. Class A (a)	4,500	62,280
Tellurian, Inc. (a)	80,827	428,383
Texas Pacific Land Corp.	1,381	1,867,264
Uranium Energy Corp. (a) (b)	57,500	263,925
Ur-Energy, Inc. (a) (b)	39,000	62,400
Security Description	Shares	Value
W&T Offshore, Inc. (a) (b)	23,800	$90,916
Whiting Petroleum Corp.	8,902	725,602
World Fuel Services Corp.	13,135	355,170
		53,090,801
PAPER & FOREST PRODUCTS — 0.1%
Clearwater Paper Corp. (a)	3,207	89,892
Glatfelter Corp.	11,100	137,418
Louisiana-Pacific Corp.	19,718	1,224,882
Neenah, Inc.	3,745	148,527
Schweitzer-Mauduit International, Inc.	6,821	187,578
Sylvamo Corp. (a)	7,800	259,584
		2,047,881
PERSONAL PRODUCTS — 0.3%
Beauty Health Co (a) (b)	20,000	337,600
BellRing Brands, Inc. (a)	25,222	582,124
Coty, Inc. Class A (a)	79,500	714,705
Edgewell Personal Care Co.	12,279	450,271
elf Beauty, Inc. (a)	10,300	266,049
Herbalife Nutrition, Ltd. (a)	23,476	712,731
Honest Co. Inc (a) (b)	20,200	105,242
Inter Parfums, Inc.	4,070	358,364
Medifast, Inc.	2,526	431,390
Nature's Sunshine Products, Inc. (a)	2,400	40,368
NewAge, Inc. (a)	25,900	15,048
Nu Skin Enterprises, Inc. Class A	10,758	515,093
Olaplex Holdings, Inc. (a)	17,800	278,214
Revlon, Inc. Class A (a)	1,300	10,491
Thorne HealthTech, Inc. (a)	2,600	16,536
USANA Health Sciences, Inc. (a)	2,904	230,723
Veru, Inc. (a)	12,400	59,892
		5,124,841
PHARMACEUTICALS — 1.1%
9 Meters Biopharma, Inc. (a)	44,200	26,489
Aclaris Therapeutics, Inc. (a) (b)	11,737	202,346
Aerie Pharmaceuticals, Inc. (a) (b)	9,000	81,900
Amneal Pharmaceuticals, Inc. (a)	23,690	98,787
Amphastar Pharmaceuticals, Inc. (a)	8,427	302,529
Ampio Pharmaceuticals, Inc. (a)	42,100	19,787
Amylyx Pharmaceuticals, Inc. (a)	1,900	24,415
Angion Biomedica Corp. (a) (b)	4,300	9,116
ANI Pharmaceuticals, Inc. (a)	2,433	68,392
Antares Pharma, Inc. (a)	39,700	162,770
Arvinas, Inc. (a)	10,696	719,841
Atea Pharmaceuticals, Inc. (a) (b)	13,300	96,026
Athira Pharma, Inc. (a) (b)	6,200	83,700

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Axsome Therapeutics, Inc. (a) (b)	6,100	$252,479
Cara Therapeutics, Inc. (a)	9,300	112,995
Cassava Sciences, Inc. (a)	8,500	315,690
CinCor Pharma, Inc. (a)	2,400	42,096
Citius Pharmaceuticals, Inc. (a) (b)	24,000	42,960
Collegium Pharmaceutical, Inc. (a) (b)	8,467	172,388
Corcept Therapeutics, Inc. (a)	20,084	452,292
CorMedix, Inc. (a) (b)	7,300	40,004
Cymabay Therapeutics, Inc. (a)	30,230	94,015
DICE Therapeutics, Inc. (a)	2,900	55,477
Durect Corp. (a) (b)	44,600	29,878
Edgewise Therapeutics, Inc. (a) (b)	8,641	83,818
Elanco Animal Health, Inc. (a)	101,356	2,644,378
Endo International PLC (a)	53,600	123,816
Esperion Therapeutics, Inc. (a) (b)	13,200	61,248
Evolus, Inc. (a) (b)	7,200	80,784
EyePoint Pharmaceuticals, Inc. (a)	5,300	64,395
Fulcrum Therapeutics, Inc. (a) (b)	6,500	153,725
Harmony Biosciences Holdings, Inc. (a)	5,300	257,845
Ikena Oncology, Inc. (a) (b)	6,100	37,210
Innoviva, Inc. (a)	9,753	188,721
Intra-Cellular Therapies, Inc. (a)	18,025	1,102,950
Jazz Pharmaceuticals PLC (a)	13,506	2,102,479
Kala Pharmaceuticals, Inc. (a)	10,900	15,042
Kaleido Biosciences, Inc. (a) (b)	5,000	8,250
KemPharm, Inc. (a) (b)	5,400	27,162
Landos Biopharma, Inc. (a)	1,200	1,770
Marinus Pharmaceuticals, Inc. (a) (b)	7,872	73,603
Mind Medicine MindMed, Inc. (a)	68,400	75,924
Nektar Therapeutics (a)	41,000	220,990
NGM Biopharmaceuticals, Inc. (a)	6,160	93,940
Nuvation Bio, Inc. (a) (b)	33,700	177,262
Ocular Therapeutix, Inc. (a) (b)	18,200	90,090
Omeros Corp. (a) (b)	14,893	89,507
Oramed Pharmaceuticals, Inc. (a)	7,900	68,335
Pacira BioSciences, Inc. (a)	9,837	750,760
Paratek Pharmaceuticals, Inc. (a) (b)	9,700	28,809
Perrigo Co. PLC	30,100	1,156,743
Phathom Pharmaceuticals, Inc. (a) (b)	4,200	57,162
Phibro Animal Health Corp. Class A	3,900	77,805
Pliant Therapeutics, Inc. (a) (b)	4,800	33,648
Security Description	Shares	Value
Prestige Consumer Healthcare, Inc. (a)	11,116	$588,481
Provention Bio, Inc. (a) (b)	11,800	86,376
Rain Therapeutics, Inc. (a)	3,200	16,224
Reata Pharmaceuticals, Inc. Class A (a) (b)	5,936	194,463
Relmada Therapeutics, Inc. (a) (b)	5,100	137,649
Revance Therapeutics, Inc. (a)	15,374	299,793
Royalty Pharma PLC Class A	74,242	2,892,468
Seelos Therapeutics, Inc. (a) (b)	19,800	16,588
SIGA Technologies, Inc. (a)	9,900	70,191
Supernus Pharmaceuticals, Inc. (a)	10,700	345,824
Tarsus Pharmaceuticals, Inc. (a)	1,600	26,912
Terns Pharmaceuticals, Inc. (a)	2,700	8,019
TherapeuticsMD, Inc. (a) (b)	123,100	46,778
Theravance Biopharma, Inc. (a)	13,104	125,274
Theseus Pharmaceuticals, Inc. (a)	2,500	28,825
Ventyx Biosciences, Inc. (a) (b)	2,100	28,497
Verrica Pharmaceuticals, Inc. (a) (b)	2,400	19,464
WaVe Life Sciences, Ltd. (a) (b)	9,510	19,020
		18,405,389
PROFESSIONAL SERVICES — 2.0%
Acacia Research Corp. (a)	10,000	45,100
ASGN, Inc. (a)	11,235	1,311,237
Atlas Technical Consultants, Inc. (a)	2,700	32,508
Barrett Business Services, Inc.	1,639	126,973
Booz Allen Hamilton Holding Corp.	29,952	2,630,984
CACI International, Inc. Class A (a)	5,271	1,587,942
CBIZ, Inc. (a)	11,000	461,670
Clarivate PLC (a) (b)	105,600	1,769,856
CoStar Group, Inc. (a)	89,289	5,947,540
CRA International, Inc.	1,445	121,756
Dun & Bradstreet Holdings, Inc. (a)	36,562	640,566
Exponent, Inc.	11,609	1,254,352
First Advantage Corp. (a)	12,400	250,356
Forrester Research, Inc. (a)	2,600	146,692
Franklin Covey Co. (a)	2,783	125,847
FTI Consulting, Inc. (a)	7,508	1,180,408
Heidrick & Struggles International, Inc.	4,200	166,236
HireQuest, Inc. (b)	1,000	19,120
HireRight Holdings Corp. (a)	5,200	88,920
Huron Consulting Group, Inc. (a)	5,131	235,051
ICF International, Inc.	4,112	387,104
Insperity, Inc.	7,910	794,322
KBR, Inc.	31,426	1,719,945
Kelly Services, Inc. Class A	8,095	175,581

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Kforce, Inc.	4,854	$359,050
Korn Ferry	12,057	782,982
LEGALZOOMCOM INC (a) (b)	22,000	311,080
ManpowerGroup, Inc.	12,135	1,139,719
ManTech International Corp. Class A	6,258	539,377
Mistras Group, Inc. (a)	4,258	28,145
Resources Connection, Inc.	6,300	107,982
Science Applications International Corp.	12,782	1,178,117
Sterling Check Corp. (a)	4,000	105,720
TransUnion	43,562	4,501,697
TriNet Group, Inc. (a)	9,100	895,076
TrueBlue, Inc. (a)	7,707	222,655
Upwork, Inc. (a)	26,124	607,122
Willdan Group, Inc. (a)	2,171	66,628
		32,065,416
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.7%
Cushman & Wakefield PLC (a)	30,606	627,729
Douglas Elliman, Inc.	16,298	118,975
eXp World Holdings, Inc. (b)	14,500	306,965
Fathom Holdings, Inc. (a)	2,700	28,890
Forestar Group, Inc. (a)	4,506	80,027
FRP Holdings, Inc. (a)	1,889	109,184
Howard Hughes Corp. (a)	9,238	957,149
Jones Lang LaSalle, Inc. (a)	11,407	2,731,520
Kennedy-Wilson Holdings, Inc.	26,257	640,408
Marcus & Millichap, Inc.	5,246	276,359
Newmark Group, Inc. Class A	36,912	587,639
Opendoor Technologies, Inc. (a) (b)	103,500	895,275
Rafael Holdings, Inc. Class B (a)	1,802	4,523
RE/MAX Holdings, Inc. Class A	3,700	102,601
Realogy Holdings Corp. (a)	25,795	404,466
Redfin Corp. (a) (b)	23,700	427,548
RMR Group, Inc. Class A	4,407	137,058
St. Joe Co.	7,400	438,376
Tejon Ranch Co. (a)	4,000	73,040
Zillow Group, Inc. Class A (a)	14,512	699,914
Zillow Group, Inc. Class C (a) (b)	37,214	1,834,278
		11,481,924
ROAD & RAIL — 1.8%
AMERCO	2,044	1,220,145
ArcBest Corp.	5,567	448,144
Avis Budget Group, Inc. (a)	9,172	2,414,988
Covenant Logistics Group, Inc.	2,245	48,335
Daseke, Inc. (a)	8,664	87,246
Heartland Express, Inc.	10,355	145,695
HyreCar, Inc. (a) (b)	3,600	8,568
Knight-Swift Transportation Holdings, Inc.	36,216	1,827,459
Landstar System, Inc.	8,658	1,305,886
Lyft, Inc. Class A (a)	66,810	2,565,504
Security Description	Shares	Value
Marten Transport, Ltd.	13,848	$245,941
PAM Transportation Services, Inc. (a)	1,400	48,650
Ryder System, Inc.	11,639	923,322
Saia, Inc. (a)	5,855	1,427,566
Schneider National, Inc. Class B	11,800	300,900
TuSimple Holdings, Inc. Class A (a)	29,600	361,120
Uber Technologies, Inc. (a)	368,372	13,143,513
Universal Logistics Holdings, Inc.	1,529	30,809
US Xpress Enterprises, Inc. Class A (a)	5,098	19,780
Werner Enterprises, Inc.	13,300	545,300
XPO Logistics, Inc. (a)	21,690	1,579,032
Yellow Corp. (a)	9,900	69,399
		28,767,302
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.4%
Allegro MicroSystems, Inc. (a)	9,200	261,280
Alpha & Omega Semiconductor, Ltd. (a)	4,787	261,610
Ambarella, Inc. (a)	7,929	831,911
Amkor Technology, Inc.	22,735	493,804
Atomera, Inc. (a) (b)	5,200	67,912
Axcelis Technologies, Inc. (a)	7,585	572,895
AXT, Inc. (a)	7,453	52,320
CEVA, Inc. (a)	5,871	238,656
Cirrus Logic, Inc. (a)	12,740	1,080,225
CMC Materials, Inc.	6,201	1,149,665
Cohu, Inc. (a)	10,491	310,534
Credo Technology Group Holding, Ltd. (a)	5,000	76,150
Diodes, Inc. (a)	11,292	982,291
Entegris, Inc.	30,651	4,023,250
First Solar, Inc. (a)	23,757	1,989,411
FormFactor, Inc. (a)	17,446	733,255
GLOBALFOUNDRIES, Inc. (a)	11,900	742,798
Ichor Holdings, Ltd. (a)	5,799	206,560
Impinj, Inc. (a)	4,152	263,818
Kopin Corp. (a)	15,200	38,456
Kulicke & Soffa Industries, Inc. (b)	13,600	761,872
Lattice Semiconductor Corp. (a)	29,825	1,817,834
MACOM Technology Solutions Holdings, Inc. (a)	11,152	667,670
Marvell Technology, Inc.	192,291	13,789,188
MaxLinear, Inc. (a)	15,896	927,532
Meta Materials, Inc. (a) (b)	42,950	71,727
MKS Instruments, Inc.	12,375	1,856,250
NeoPhotonics Corp. (a)	11,200	170,352
NVE Corp.	1,186	64,601
ON Semiconductor Corp. (a)	96,503	6,042,053
Onto Innovation, Inc. (a)	10,957	952,054
PDF Solutions, Inc. (a)	6,329	176,389
Photronics, Inc. (a)	13,293	225,582

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Power Integrations, Inc.	13,022	$1,206,879
Rambus, Inc. (a)	24,301	774,959
Semtech Corp. (a)	14,500	1,005,430
Silicon Laboratories, Inc. (a)	8,367	1,256,723
SiTime Corp. (a)	3,535	876,044
SkyWater Technology, Inc. (a) (b)	1,600	17,328
SMART Global Holdings, Inc. (a) (b)	10,480	270,698
SunPower Corp. (a)	17,755	381,377
Synaptics, Inc. (a)	8,790	1,753,605
Ultra Clean Holdings, Inc. (a)	9,998	423,815
Universal Display Corp.	9,686	1,617,078
Veeco Instruments, Inc. (a)	11,108	302,027
Wolfspeed, Inc. (a)	26,101	2,971,860
		54,757,728
SOFTWARE — 11.7%
8x8, Inc. (a)	26,300	331,117
A10 Networks, Inc.	13,100	182,745
ACI Worldwide, Inc. (a)	26,186	824,597
Agilysys, Inc. (a)	4,857	193,697
Alarm.com Holdings, Inc. (a)	10,600	704,476
Alkami Technology, Inc. (a)	6,400	91,584
Altair Engineering, Inc. Class A (a) (b)	10,453	673,173
Alteryx, Inc. Class A (a) (b)	13,322	952,923
American Software, Inc. Class A	7,100	147,964
Anaplan, Inc. (a)	32,724	2,128,696
Appfolio, Inc. Class A (a)	4,264	482,727
Appian Corp. (a) (b)	8,682	528,039
Arteris, Inc. (a)	1,100	14,300
Asana, Inc. Class A (a) (b)	16,400	655,508
Aspen Technology, Inc. (a)	15,025	2,484,684
Atlassian Corp. PLC Class A (a)	31,812	9,347,320
Avalara, Inc. (a)	19,540	1,944,425
Avaya Holdings Corp. (a)	18,888	239,311
AvidXchange Holdings, Inc. (a)	5,100	41,055
Benefitfocus, Inc. (a) (b)	4,941	62,355
Bentley Systems, Inc. Class B	31,500	1,391,670
Bill.Com Holdings, Inc. (a)	21,308	4,832,441
Black Knight, Inc. (a)	34,619	2,007,556
Blackbaud, Inc. (a)	10,933	654,559
Blackline, Inc. (a)	12,262	897,824
Bottomline Technologies DE, Inc. (a)	9,800	555,464
Box, Inc. Class A (a)	30,927	898,739
BTRS Holdings, Inc. Class A (a)	22,300	166,804
C3.ai, Inc. Class A (a) (b)	13,400	304,180
CDK Global, Inc.	26,628	1,296,251
Cerence, Inc. (a)	8,879	320,532
ChannelAdvisor Corp. (a)	6,400	106,048
Cleanspark, Inc. (a) (b)	9,200	113,804
CommVault Systems, Inc. (a)	9,820	651,557
Consensus Cloud Solutions, Inc. (a)	3,568	214,544
CoreCard Corp. (a) (b)	1,383	37,894
Security Description	Shares	Value
Couchbase, Inc. (a)	4,900	$85,358
Coupa Software, Inc. (a)	16,968	1,724,458
Crowdstrike Holdings, Inc. Class A (a)	45,506	10,333,502
CS Disco, Inc. (a) (b)	3,300	112,101
Datadog, Inc. Class A (a)	58,062	8,794,651
Datto Holding Corp. (a) (b)	5,500	146,960
Digimarc Corp. (a) (b)	3,140	82,802
Digital Turbine, Inc. (a) (b)	20,186	884,349
DocuSign, Inc. (a)	44,049	4,718,529
Dolby Laboratories, Inc. Class A	14,724	1,151,711
Domo, Inc. Class B (a)	6,244	315,759
DoubleVerify Holdings, Inc. (a)	13,400	337,278
Dropbox, Inc. Class A (a)	67,642	1,572,676
Duck Creek Technologies, Inc. (a)	17,200	380,464
Dynatrace, Inc. (a)	45,500	2,143,050
E2open Parent Holdings, Inc. (a) (b)	44,200	389,402
Ebix, Inc.	5,998	198,834
eGain Corp. (a)	3,994	46,250
Elastic NV (a)	17,120	1,522,824
Enfusion, Inc. Class A (a)	4,200	53,424
EngageSmart, Inc. (a)	4,900	104,419
Envestnet, Inc. (a)	11,899	885,762
Everbridge, Inc. (a)	9,014	393,371
EverCommerce, Inc. (a)	6,000	79,200
Fair Isaac Corp. (a)	5,695	2,656,490
Five9, Inc. (a)	15,296	1,688,678
GTY Technology Holdings, Inc. (a)	6,600	21,318
Guidewire Software, Inc. (a)	19,174	1,814,244
HubSpot, Inc. (a)	10,304	4,893,782
Informatica, Inc. Class A (a)	7,100	140,154
Instructure Holdings, Inc. (a)	2,400	48,144
Intapp, Inc. (a)	2,800	67,228
InterDigital, Inc.	6,973	444,877
Jamf Holding Corp. (a) (b)	11,900	414,239
JFrog, Ltd. (a)	12,000	323,400
Kaltura, Inc. (a) (b)	11,800	21,122
LivePerson, Inc. (a)	14,600	356,532
Mandiant, Inc. (a)	53,047	1,183,479
Manhattan Associates, Inc. (a)	14,228	1,973,566
Marathon Digital Holdings, Inc. (a) (b)	21,300	595,335
MeridianLink, Inc. (a)	5,200	94,120
MicroStrategy, Inc. Class A (a) (b)	2,135	1,038,293
Mimecast, Ltd. (a)	13,905	1,106,282
Mitek Systems, Inc. (a) (b)	9,661	141,727
Model N, Inc. (a) (b)	7,556	203,256
Momentive Global, Inc. (a)	29,026	471,963
N-Able, Inc. (a)	7,752	70,543
nCino, Inc. (a)	12,500	512,250
NCR Corp. (a)	28,467	1,144,089
New Relic, Inc. (a)	11,831	791,257
Nutanix, Inc. Class A (a)	48,447	1,299,349

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
ON24, Inc. (a)	5,200	$68,380
OneSpan, Inc. (a)	6,997	101,037
Pagerduty, Inc. (a) (b)	18,798	642,704
Palantir Technologies, Inc. Class A (a)	378,600	5,198,178
Palo Alto Networks, Inc. (a) (b)	22,068	13,737,551
Paycor HCM, Inc. (a) (b)	10,700	311,477
Paylocity Holding Corp. (a)	8,997	1,851,313
Pegasystems, Inc.	9,436	761,013
Ping Identity Holding Corp. (a)	13,900	381,277
Procore Technologies, Inc. (a) (b)	13,600	788,256
Progress Software Corp.	9,638	453,853
PROS Holdings, Inc. (a)	9,900	329,769
Q2 Holdings, Inc. (a) (b)	12,038	742,143
Qualys, Inc. (a)	7,495	1,067,363
Rapid7, Inc. (a) (b)	12,525	1,393,281
Rekor Systems, Inc. (a) (b)	6,100	27,816
Rimini Street, Inc. (a)	8,200	47,560
RingCentral, Inc. Class A (a)	18,578	2,177,527
Riot Blockchain, Inc. (a) (b)	24,414	516,844
SailPoint Technologies Holding, Inc. (a)	20,703	1,059,580
Sapiens International Corp. NV	6,700	170,113
SecureWorks Corp. Class A (a)	1,895	25,109
ShotSpotter, Inc. (a)	1,600	44,352
Smartsheet, Inc. Class A (a)	27,855	1,525,897
Smith Micro Software, Inc. (a)	9,400	35,438
Splunk, Inc. (a)	36,203	5,380,128
Sprout Social, Inc. Class A (a)	10,247	820,990
SPS Commerce, Inc. (a)	8,097	1,062,326
SS&C Technologies Holdings, Inc.	51,081	3,832,097
Stronghold Digital Mining, Inc. Class A (a)	1,400	8,190
Sumo Logic, Inc. (a)	20,615	240,577
Telos Corp. (a)	8,000	79,760
Tenable Holdings, Inc. (a)	20,700	1,196,253
Teradata Corp. (a)	24,375	1,201,444
Trade Desk, Inc. Class A (a)	99,076	6,861,013
Unity Software, Inc. (a)	34,400	3,412,824
Upland Software, Inc. (a)	5,700	100,377
UserTesting, Inc. (a) (b)	1,700	18,173
Varonis Systems, Inc. (a)	24,079	1,144,716
Verint Systems, Inc. (a)	14,929	771,829
Veritone, Inc. (a) (b)	7,500	137,100
Viant Technology, Inc. Class A (a)	2,200	14,410
VirnetX Holding Corp. (a) (b)	13,400	21,842
VMware, Inc. Class A	50,793	5,783,799
Vonage Holdings Corp. (a)	57,400	1,164,646
Weave Communications, Inc. (a)	1,400	8,344
Workday, Inc. Class A (a)	43,794	10,486,911
Workiva, Inc. (a) (b)	9,500	1,121,000
Xperi Holding Corp.	22,836	395,519
Yext, Inc. (a) (b)	23,907	164,719
Security Description	Shares	Value
Zendesk, Inc. (a)	27,535	$3,312,185
Zoom Video Communications, Inc. Class A (a)	49,625	5,817,539
Zscaler, Inc. (a)	18,029	4,350,037
Zuora, Inc. Class A (a)	26,500	396,970
		189,216,963
SPECIALTY RETAIL — 2.2%
Aaron's Co., Inc.	7,448	149,556
Abercrombie & Fitch Co. Class A (a)	12,642	404,418
Academy Sports & Outdoors, Inc. (b)	17,500	689,500
American Eagle Outfitters, Inc. (b)	33,928	569,990
America's Car-Mart, Inc. (a)	1,251	100,781
Arko Corp.	20,000	182,000
Asbury Automotive Group, Inc. (a)	5,202	833,360
AutoNation, Inc. (a)	9,369	932,965
Barnes & Noble Education, Inc. (a)	10,200	36,516
Bed Bath & Beyond, Inc. (a) (b)	21,646	487,684
Big 5 Sporting Goods Corp. (b)	4,900	84,035
Boot Barn Holdings, Inc. (a)	6,500	616,135
Buckle, Inc.	7,087	234,154
Burlington Stores, Inc. (a)	15,114	2,753,317
Caleres, Inc.	9,190	177,643
Camping World Holdings, Inc. Class A (b)	9,527	266,280
CarLotz, Inc. (a)	14,000	19,180
Carvana Co. (a) (b)	17,795	2,122,766
Cato Corp. Class A	5,300	77,698
Chico's FAS, Inc. (a)	27,053	129,854
Children's Place, Inc. (a)	3,042	149,971
Citi Trends, Inc. (a) (b)	1,700	52,063
Conn's, Inc. (a) (b)	3,522	54,274
Container Store Group, Inc. (a)	6,073	49,616
Designer Brands, Inc. Class A (a)	13,556	183,142
Dick's Sporting Goods, Inc. (b)	13,582	1,358,472
Five Below, Inc. (a)	12,424	1,967,589
Floor & Decor Holdings, Inc. Class A (a)	23,156	1,875,636
Foot Locker, Inc.	19,531	579,289
GameStop Corp. Class A (a) (b)	14,506	2,416,410
Gap, Inc.	44,500	626,560
Genesco, Inc. (a)	3,205	203,870
Group 1 Automotive, Inc.	3,708	622,314
GrowGeneration Corp. (a) (b)	13,400	123,414
Guess?, Inc.	9,500	207,575
Haverty Furniture Cos., Inc. (b)	3,205	87,881
Hibbett, Inc.	3,134	138,962
JOANN, Inc. (b)	2,500	28,525
Kirkland's, Inc. (a) (b)	2,900	26,941
Lazydays Holdings, Inc. (a) (b)	1,600	32,288
Leslie's, Inc. (a) (b)	35,371	684,783

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Lithia Motors, Inc.	6,629	$1,989,495
LL Flooring Holdings, Inc. (a)	5,659	79,339
MarineMax, Inc. (a)	4,676	188,256
Monro, Inc.	7,498	332,461
Murphy USA, Inc.	5,170	1,033,793
National Vision Holdings, Inc. (a)	18,525	807,134
ODP Corp. (a)	10,218	468,291
OneWater Marine, Inc. Class A	2,500	86,125
Party City Holdco, Inc. (a) (b)	26,700	95,586
Penske Automotive Group, Inc.	7,089	664,381
Petco Health & Wellness Co., Inc. (a) (b)	12,300	240,711
Rent-A-Center, Inc.	14,654	369,134
RH (a)	3,960	1,291,316
Sally Beauty Holdings, Inc. (a)	24,448	382,122
Shift Technologies, Inc. (a) (b)	22,700	49,940
Shoe Carnival, Inc.	4,100	119,556
Signet Jewelers, Ltd.	11,900	865,130
Sleep Number Corp. (a)	5,117	259,483
Sonic Automotive, Inc. Class A	4,636	197,076
Sportsman's Warehouse Holdings, Inc. (a)	10,270	109,786
Tilly's, Inc. Class A	7,037	65,866
Torrid Holdings, Inc. (a) (b)	3,000	18,180
TravelCenters of America, Inc. (a)	2,900	124,584
Urban Outfitters, Inc. (a)	15,250	382,928
Victoria's Secret & Co. (a)	17,000	873,120
Vroom, Inc. (a) (b)	23,100	61,446
Williams-Sonoma, Inc.	16,280	2,360,600
Winmark Corp.	845	185,900
Zumiez, Inc. (a)	4,700	179,587
		36,218,733
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.5%
3D Systems Corp. (a)	27,065	451,444
Avid Technology, Inc. (a)	8,197	285,830
Corsair Gaming, Inc. (a) (b)	7,000	148,120
Dell Technologies, Inc. Class C (a)	61,570	3,090,198
Diebold Nixdorf, Inc. (a)	15,936	107,249
Eastman Kodak Co. (a) (b)	8,800	57,640
Pure Storage, Inc. Class A (a)	62,275	2,198,930
Quantum Corp. (a) (b)	14,600	33,142
Super Micro Computer, Inc. (a)	10,015	381,271
Turtle Beach Corp. (a) (b)	3,000	63,870
Xerox Holdings Corp.	29,800	601,066
		7,418,760
TEXTILES, APPAREL & LUXURY GOODS — 1.3%
Capri Holdings, Ltd. (a)	32,291	1,659,434
Carter's, Inc.	9,260	851,827
Columbia Sportswear Co.	8,820	798,475
Crocs, Inc. (a)	12,920	987,088
Deckers Outdoor Corp. (a)	6,040	1,653,571
Security Description	Shares	Value
Fossil Group, Inc. (a)	10,700	$103,148
G-III Apparel Group, Ltd. (a)	9,781	264,576
Hanesbrands, Inc.	77,600	1,155,464
Kontoor Brands, Inc. (b)	11,700	483,795
Lululemon Athletica, Inc. (a)	26,004	9,497,441
Movado Group, Inc.	3,661	142,962
Oxford Industries, Inc.	3,530	319,465
PLBY Group, Inc. (a) (b)	6,700	87,703
Rocky Brands, Inc.	1,305	54,275
Skechers U.S.A., Inc. Class A (a)	29,834	1,216,034
Steven Madden, Ltd.	17,713	684,430
Superior Group of Cos., Inc.	3,500	62,475
Unifi, Inc. (a)	3,610	65,341
Vera Bradley, Inc. (a)	5,000	38,350
Wolverine World Wide, Inc.	17,780	401,117
		20,526,971
THRIFTS & MORTGAGE FINANCE — 0.7%
Axos Financial, Inc. (a)	12,732	590,637
Blue Foundry Bancorp (a)	5,600	75,880
Bridgewater Bancshares, Inc. (a)	4,050	67,554
Capitol Federal Financial, Inc.	30,300	329,664
Columbia Financial, Inc. (a)	8,700	187,137
Enact Holdings, Inc.	2,900	64,525
Essent Group, Ltd.	24,344	1,003,216
Federal Agricultural Mortgage Corp. Class C	1,932	209,583
Finance Of America Cos., Inc. Class A (a)	1,800	5,472
Flagstar Bancorp, Inc.	11,425	484,420
FS Bancorp, Inc.	1,470	45,570
Hingham Institution for Savings	368	126,298
Home Bancorp, Inc.	1,500	61,185
Home Point Capital, Inc. (b)	1,900	5,909
Kearny Financial Corp.	14,151	182,265
Luther Burbank Corp.	3,400	45,186
Merchants Bancorp	3,650	99,937
MGIC Investment Corp.	73,089	990,356
Mr Cooper Group, Inc. (a)	13,960	637,553
New York Community Bancorp, Inc.	101,423	1,087,255
NMI Holdings, Inc. Class A (a)	18,865	388,996
Northfield Bancorp, Inc.	8,580	123,209
Northwest Bancshares, Inc.	25,676	346,883
Ocwen Financial Corp. (a)	1,600	38,016
PCSB Financial Corp.	2,696	51,521
PennyMac Financial Services, Inc.	6,697	356,280
Pioneer Bancorp, Inc. (a) (b)	2,400	25,248
Provident Bancorp, Inc.	3,114	50,509
Provident Financial Services, Inc.	16,156	378,050
Radian Group, Inc.	40,554	900,704
Rocket Cos., Inc. Class A (b)	30,600	340,272
Southern Missouri Bancorp, Inc.	1,500	74,925

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
TFS Financial Corp.	11,417	$189,522
TrustCo Bank Corp.	5,019	160,257
UWM Holdings Corp.	18,700	84,711
Velocity Financial, Inc. (a) (b)	1,600	17,504
Walker & Dunlop, Inc.	6,540	846,407
Washington Federal, Inc.	15,017	492,858
Waterstone Financial, Inc.	5,100	98,634
WSFS Financial Corp.	14,724	686,433
		11,950,541
TOBACCO — 0.1%
22nd Century Group, Inc. (a) (b)	32,700	75,864
Turning Point Brands, Inc.	3,400	115,634
Universal Corp.	5,741	333,380
Vector Group, Ltd.	31,596	380,416
		905,294
TRADING COMPANIES & DISTRIBUTORS — 1.1%
Air Lease Corp.	24,456	1,091,960
Alta Equipment Group, Inc. (a)	3,500	43,260
Applied Industrial Technologies, Inc.	8,501	872,713
Beacon Roofing Supply, Inc. (a)	12,703	753,034
BlueLinx Holdings, Inc. (a)	2,100	150,948
Boise Cascade Co.	8,801	611,405
Core & Main, Inc. Class A (a)	12,700	307,213
Custom Truck One Source, Inc. (a) (b)	14,600	122,494
DXP Enterprises, Inc. (a)	3,500	94,815
EVI Industries, Inc. (a) (b)	1,120	20,821
GATX Corp.	7,831	965,797
Global Industrial Co.	3,000	96,690
GMS, Inc. (a)	9,400	467,838
H&E Equipment Services, Inc.	6,800	295,936
Herc Holdings, Inc.	5,638	942,053
Karat Packaging, Inc. (a)	900	17,865
Lawson Products, Inc. (a)	953	36,729
McGrath RentCorp	5,300	450,394
MRC Global, Inc. (a)	17,400	207,234
MSC Industrial Direct Co., Inc. Class A	9,999	852,015
NOW, Inc. (a)	23,719	261,621
Rush Enterprises, Inc. Class A	9,650	491,281
Rush Enterprises, Inc. Class B	2,100	101,535
SiteOne Landscape Supply, Inc. (a)	10,033	1,622,236
Textainer Group Holdings, Ltd.	10,365	394,595
Titan Machinery, Inc. (a)	3,900	110,214
Transcat, Inc. (a)	1,700	137,938
Triton International, Ltd.	14,931	1,047,858
Univar Solutions, Inc. (a)	37,188	1,195,222
Veritiv Corp. (a)	3,191	426,286
Watsco, Inc.	7,403	2,255,250
WESCO International, Inc. (a)	9,908	1,289,427
Willis Lease Finance Corp. (a)	1,310	42,169
		17,776,846
Security Description	Shares	Value
WATER UTILITIES — 0.3%
American States Water Co.	8,201	$730,053
Artesian Resources Corp. Class A	1,951	94,721
Cadiz, Inc. (a) (b)	4,600	9,522
California Water Service Group	11,589	686,996
Essential Utilities, Inc.	52,339	2,676,093
Global Water Resources, Inc.	3,800	63,232
Middlesex Water Co.	3,923	412,582
Pure Cycle Corp. (a)	3,700	44,474
SJW Group	5,987	416,575
York Water Co.	2,700	121,419
		5,255,667
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Gogo, Inc. (a) (b)	13,110	249,877
Shenandoah Telecommunications Co.	10,150	239,337
Telephone & Data Systems, Inc.	22,200	419,136
United States Cellular Corp. (a)	3,435	103,840
		1,012,190
TOTAL COMMON STOCKS (Cost $1,466,789,407)		1,597,486,339
RIGHTS — 0.0% (d)
BIOTECHNOLOGY — 0.0% (d)
GTX, Inc. (CVR) (a) (b)	85	160
Progenic Pharmaceuticals, Inc. (CVR) (a)	13,803	590
Tobira Therapeutics, Inc. (CVR) (a)	200	2,834
		3,584
COMPUTERS & PERIPHERALS — 0.0% (d)
QUANTUM Corp. (CVR) (a)	14,600	124
MEDIA — 0.0% (d)
Media General, Inc. (CVR) (a)	6,500	650
TOTAL RIGHTS (Cost $186)		4,358
SHORT-TERM INVESTMENTS — 5.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (f) (g)	19,321,218	19,319,286

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (h) (i)	64,210,794	$64,210,794
TOTAL SHORT-TERM INVESTMENTS (Cost $83,528,844)		83,530,080
TOTAL INVESTMENTS — 103.9% (Cost $1,550,318,437)		1,681,020,777
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.9)%		(62,524,799)
NET ASSETS — 100.0%		$1,618,495,978
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2022.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2021, total aggregate fair value of this security is $0, representing less than 0.00% of the Fund's net assets.
(f)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2022.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

At March 31, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index (long)	71	06/17/2022	$7,072,016	$7,335,720	$263,704
E-Mini S&P MidCap 400 Index (long)	30	06/17/2022	7,735,936	8,067,600	331,664
					$595,368

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,597,477,635	$8,704	$0(a)	$1,597,486,339
Rights	—	4,358	—	4,358
Short-Term Investments	83,530,080	—	—	83,530,080
TOTAL INVESTMENTS	$1,681,007,715	$13,062	$0	$1,681,020,777
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	595,368	—	—	595,368
TOTAL OTHER FINANCIAL INSTRUMENTS:	$595,368	$—	$—	$595,368
(a)	The Fund held Level 3 securities that were valued at $0 at March 31, 2022.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	14,686,485	$14,687,953	$140,036,699	$135,402,984	$(3,617)	$1,235	19,321,218	$19,319,286	$3,551
State Street Navigator Securities Lending Portfolio II	68,084,095	68,084,095	96,976,942	100,850,243	—	—	64,210,794	64,210,794	104,300
Total		$82,772,048	$237,013,641	$236,253,227	$(3,617)	$1,235		$83,530,080	$107,851
See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 95.8%
BRAZIL — 5.7%
Alpargatas SA Preference Shares	27,122	$148,796
Ambev SA	576,085	1,866,962
Americanas SA (a)	79,060	543,210
Americanas SA RCP (a)	2,464	16,655
Atacadao SA	59,900	283,873
B3 SA - Brasil Bolsa Balcao	742,076	2,453,312
Banco Bradesco SA Preference Shares	592,130	2,768,785
Banco Bradesco SA	179,749	691,088
Banco BTG Pactual SA	142,248	779,498
Banco BTG Pactual SA Preference Shares	8	9
Banco do Brasil SA	103,998	759,421
Banco Inter SA Preference Shares (b)	1	2
Banco Inter SA	40,586	181,067
Banco Santander Brasil SA	49,800	386,499
BB Seguridade Participacoes SA	83,737	450,408
Braskem SA Class A, Preference Shares	23,500	219,078
BRF SA (c)	101,711	397,901
CCR SA	148,769	428,905
Centrais Eletricas Brasileiras SA	37,900	302,916
Centrais Eletricas Brasileiras SA Class B, Preference Shares	30,000	236,745
Cia de Saneamento Basico do Estado de Sao Paulo	42,200	423,692
Cia Energetica de Minas Gerais Preference Shares	133,431	427,085
Cia Siderurgica Nacional SA	85,000	465,609
Cosan SA	126,900	631,569
Energisa SA	22,000	225,975
Engie Brasil Energia SA	25,087	228,277
Equatorial Energia SA	125,243	717,150
Gerdau SA Preference Shares	138,200	896,041
Hapvida Participacoes e Investimentos SA (b)	517,703	1,289,914
Hypera SA	46,000	374,722
Itau Unibanco Holding SA Preference Shares	589,661	3,409,944
Itausa SA Preference Shares	568,431	1,285,921
Itausa SA	265	607
Klabin SA	87,307	443,154
Localiza Rent a Car SA	73,208	941,300
Lojas Renner SA	121,755	704,608
Magazine Luiza SA	357,176	512,619
Natura & Co. Holding SA (c)	108,890	596,931
Petro Rio SA (c)	84,300	422,391
Petroleo Brasileiro SA Preference Shares	579,098	4,076,396
Petroleo Brasileiro SA	452,714	3,357,283
Security Description	Shares	Value
Raia Drogasil SA	130,100	$655,435
Rede D'Or Sao Luiz SA (b)	48,000	504,046
Rumo SA (c)	158,200	617,559
Suzano SA	91,824	1,065,687
Telefonica Brasil SA	62,455	705,649
TIM SA	100,300	291,067
TOTVS SA	62,993	482,262
Ultrapar Participacoes SA	89,964	267,888
Vale SA	500,228	10,063,610
Vibra Energia SA	141,000	693,732
WEG SA	205,060	1,504,739
		51,197,992
CHILE — 0.5%
Banco de Chile	5,506,302	589,686
Banco de Credito e Inversiones SA (c)	6,760	243,495
Banco Santander Chile	7,866,100	442,923
Cencosud SA	175,785	346,242
Cia Cervecerias Unidas SA	17,571	131,494
Empresas CMPC SA	140,080	259,359
Empresas COPEC SA	46,469	383,834
Enel Americas SA	2,652,555	319,951
Enel Chile SA	3,038,792	90,748
Falabella SA	94,215	301,098
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	16,624	1,427,613
		4,536,443
CHINA — 27.1%
360 DigiTech, Inc. ADR	10,900	167,751
360 Security Technology, Inc. Class A (c)	35,500	55,555
3SBio, Inc. (b)(c)	159,800	129,984
51job, Inc. ADR (c)(d)	3,600	210,780
AAC Technologies Holdings, Inc. (c)(d)	88,000	209,179
Addsino Co., Ltd. Class A	7,800	13,306
Advanced Micro-Fabrication Equipment, Inc. China Class A (c)	3,058	55,719
AECC Aero-Engine Control Co., Ltd. Class A	3,700	13,479
AECC Aviation Power Co., Ltd. Class A	11,300	79,629
Agile Group Holdings, Ltd. (d)	124,000	62,412
Agricultural Bank of China, Ltd. Class A	327,000	158,408
Agricultural Bank of China, Ltd. Class H	3,193,500	1,221,117
Aier Eye Hospital Group Co., Ltd. Class A	21,634	106,881
Air China, Ltd. Class A (c)	32,300	46,146
Air China, Ltd. Class H (c)(d)	224,000	155,759
Airtac International Group	17,650	567,463
Akeso, Inc. (b)(c)(d)	34,000	71,204

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Alibaba Group Holding, Ltd. ADR (c)	5,912	$643,226
Alibaba Group Holding, Ltd. (c)	1,800,056	24,570,804
Alibaba Health Information Technology, Ltd. (c)(d)	506,500	320,630
A-Living Smart City Services Co., Ltd. (b)	67,750	93,822
Aluminum Corp. of China, Ltd. Class A (c)	63,200	57,366
Aluminum Corp. of China, Ltd. Class H (c)	468,000	270,950
Angel Yeast Co., Ltd. Class A	3,300	21,588
Anhui Conch Cement Co., Ltd. Class A	17,900	110,902
Anhui Conch Cement Co., Ltd. Class H	150,500	769,916
Anhui Gujing Distillery Co., Ltd. Class A	1,900	51,027
Anhui Gujing Distillery Co., Ltd. Class B	12,900	166,200
Anhui Honglu Steel Construction Group Co., Ltd. Class A	1,200	7,960
Anhui Kouzi Distillery Co., Ltd. Class A	2,500	21,151
Anhui Yingjia Distillery Co., Ltd. Class A	3,600	30,520
Anjoy Foods Group Co., Ltd. Class A	800	13,845
ANTA Sports Products, Ltd.	131,000	1,625,449
Apeloa Pharmaceutical Co., Ltd. Class A	3,800	18,712
Asymchem Laboratories Tianjin Co., Ltd. Class A	1,200	69,103
Autel Intelligent Technology Corp., Ltd. Class A	2,737	16,675
Autobio Diagnostics Co., Ltd. Class A	2,420	18,314
Autohome, Inc. ADR	9,700	294,977
Avary Holding Shenzhen Co., Ltd. Class A	5,400	24,393
AVIC Electromechanical Systems Co., Ltd. Class A	14,500	24,619
AVIC Industry-Finance Holdings Co., Ltd. Class A	52,100	33,874
AviChina Industry & Technology Co., Ltd. Class H (d)	296,000	163,426
AVICOPTER PLC Class A	2,300	18,373
Baidu, Inc. ADR (c)	32,900	4,352,670
Baidu, Inc. Class A (c)	7,711	136,122
Bank of Beijing Co., Ltd. Class A	101,640	73,150
Bank of Changsha Co., Ltd. Class A	21,500	25,832
Bank of Chengdu Co., Ltd. Class A	15,400	36,253
Bank of China, Ltd. Class A	166,300	85,523
Bank of China, Ltd. Class H	9,662,000	3,856,609
Security Description	Shares	Value
Bank of Communications Co., Ltd. Class A	173,512	$139,294
Bank of Communications Co., Ltd. Class H	1,066,000	763,352
Bank of Hangzhou Co., Ltd. Class A	23,400	51,765
Bank of Jiangsu Co., Ltd. Class A	67,136	74,216
Bank of Nanjing Co., Ltd. Class A	40,240	67,350
Bank of Ningbo Co., Ltd. Class A	28,700	168,022
Bank of Shanghai Co., Ltd. Class A	68,208	71,212
Baoshan Iron & Steel Co., Ltd. Class A	95,000	100,717
BBMG Corp. Class A	33,400	16,047
BeiGene, Ltd. ADR (c)(d)	5,700	1,075,020
Beijing BDStar Navigation Co., Ltd. Class A (c)	2,300	11,963
Beijing Capital International Airport Co., Ltd. Class H (c)	238,000	138,387
Beijing Dabeinong Technology Group Co., Ltd. Class A	19,800	27,049
Beijing Easpring Material Technology Co., Ltd. Class A	2,400	28,197
Beijing E-Hualu Information Technology Co., Ltd. Class A	3,200	10,577
Beijing Enlight Media Co., Ltd. Class A	12,900	16,607
Beijing Enterprises Holdings, Ltd.	64,000	202,027
Beijing Enterprises Water Group, Ltd.	572,000	175,043
Beijing Kingsoft Office Software, Inc. Class A	2,269	66,716
Beijing New Building Materials PLC Class A	7,000	33,233
Beijing Originwater Technology Co., Ltd. Class A	12,700	11,951
Beijing Roborock Technology Co., Ltd. Class A	252	21,954
Beijing Shiji Information Technology Co., Ltd. Class A	5,600	17,555
Beijing Shunxin Agriculture Co., Ltd. Class A	1,600	5,854
Beijing Sinnet Technology Co., Ltd. Class A	11,400	23,670
Beijing Tiantan Biological Products Corp., Ltd. Class A	5,220	20,208
Beijing United Information Technology Co., Ltd. Class A	870	15,269
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd. Class A	1,500	65,689
Beijing Yuanliu Hongyuan Electronic Technology Co., Ltd. Class A	600	12,086

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Beijing-Shanghai High Speed Railway Co., Ltd. Class A	186,200	$139,739
Betta Pharmaceuticals Co., Ltd. Class A	1,600	14,029
BGI Genomics Co., Ltd. Class A	1,600	20,293
Bilibili, Inc. ADR (c)(d)	20,500	524,390
BOC International China Co., Ltd. Class A	5,900	12,433
BOE Technology Group Co., Ltd. Class A	147,300	99,508
Bosideng International Holdings, Ltd. (d)	412,000	190,943
BYD Co., Ltd. Class A	7,900	282,463
BYD Co., Ltd. Class H	100,500	2,796,114
BYD Electronic International Co., Ltd. (d)	79,500	157,579
By-health Co., Ltd. Class A	6,300	21,010
C&S Paper Co., Ltd. Class A	5,900	11,106
Caitong Securities Co., Ltd. Class A	13,000	17,278
CanSino Biologics, Inc. Class A (c)	388	14,185
CanSino Biologics, Inc. Class H (b)(c)(d)	9,600	152,834
CECEP Solar Energy Co., Ltd. Class A	16,300	22,376
CECEP Wind-Power Corp. Class A	30,900	22,262
CGN Power Co., Ltd. Class H (b)	1,266,700	329,913
Chacha Food Co., Ltd. Class A	2,300	19,390
Changchun High & New Technology Industry Group, Inc. Class A	1,400	36,835
Changjiang Securities Co., Ltd. Class A	19,700	19,242
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. Class A	1,100	22,415
Chaozhou Three-Circle Group Co., Ltd. Class A	7,700	33,803
Chengtun Mining Group Co., Ltd. Class A	14,600	19,572
Chengxin Lithium Group Co., Ltd. Class A (c)	4,000	31,687
Chifeng Jilong Gold Mining Co., Ltd. Class A (c)	7,200	20,563
China Baoan Group Co., Ltd. Class A	10,000	17,483
China Bohai Bank Co., Ltd. Class H (b)(d)	340,000	56,439
China Cinda Asset Management Co., Ltd. Class H	1,077,481	183,611
China CITIC Bank Corp., Ltd. Class H	1,086,000	548,153
Security Description	Shares	Value
China Coal Energy Co., Ltd. Class H	235,000	$176,744
China Communications Services Corp., Ltd. Class H	298,000	134,404
China Conch Venture Holdings, Ltd.	198,500	578,806
China Construction Bank Corp. Class A	49,600	48,983
China Construction Bank Corp. Class H	11,716,500	8,778,544
China CSSC Holdings, Ltd. Class A	21,200	57,482
China Eastern Airlines Corp., Ltd. Class A (c)	46,700	34,302
China Education Group Holdings, Ltd.	126,000	108,443
China Energy Engineering Corp, Ltd. (c)	222,800	85,350
China Everbright Bank Co., Ltd. Class A	181,900	94,316
China Everbright Bank Co., Ltd. Class H	373,000	140,765
China Everbright Environment Group, Ltd.	441,222	264,888
China Evergrande Group (d)	467,000	99,912
China Feihe, Ltd. (b)	432,000	425,423
China Galaxy Securities Co., Ltd. Class A	14,200	22,152
China Galaxy Securities Co., Ltd. Class H	411,500	229,591
China Gas Holdings, Ltd.	375,000	478,084
China Great Wall Securities Co., Ltd. Class A	8,300	12,377
China Greatwall Technology Group Co., Ltd. Class A	18,600	33,559
China Hongqiao Group, Ltd. (d)	284,000	373,195
China International Capital Corp., Ltd. Class A	4,400	28,711
China International Capital Corp., Ltd. Class H (b)	170,800	377,682
China Jinmao Holdings Group, Ltd. (c)	706,000	208,300
China Jushi Co., Ltd. Class A	12,829	30,629
China Lesso Group Holdings, Ltd.	127,000	152,468
China Life Insurance Co., Ltd. Class A	13,600	55,964
China Life Insurance Co., Ltd. Class H	908,000	1,383,696
China Literature, Ltd. (b)(c)(d)	49,000	200,724
China Longyuan Power Group Corp., Ltd. Class H	402,000	903,813
China Medical System Holdings, Ltd.	159,000	248,036
China Meidong Auto Holdings, Ltd.	68,000	258,495
China Mengniu Dairy Co., Ltd. (c)	386,000	2,070,002

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
China Merchants Bank Co., Ltd. Class A	88,900	$651,584
China Merchants Bank Co., Ltd. Class H	474,500	3,694,604
China Merchants Port Holdings Co., Ltd.	180,969	326,001
China Merchants Securities Co., Ltd. Class A	32,850	74,515
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	37,312	89,105
China Minmetals Rare Earth Co., Ltd. Class A	5,500	25,089
China Minsheng Banking Corp., Ltd. Class A	164,600	98,826
China Minsheng Banking Corp., Ltd. Class H (d)	681,700	255,770
China Molybdenum Co., Ltd. Class A	73,300	59,653
China Molybdenum Co., Ltd. Class H	390,000	200,544
China National Building Material Co., Ltd. Class H	496,000	610,249
China National Chemical Engineering Co., Ltd. Class A	21,200	32,006
China National Medicines Corp., Ltd. Class A	3,600	16,606
China National Nuclear Power Co., Ltd. Class A	68,900	87,522
China Northern Rare Earth Group High-Tech Co., Ltd. Class A	15,900	96,175
China Oilfield Services, Ltd. Class H	214,000	217,484
China Overseas Land & Investment, Ltd.	467,500	1,391,490
China Overseas Property Holdings, Ltd.	155,000	182,857
China Pacific Insurance Group Co., Ltd. Class A	28,300	101,699
China Pacific Insurance Group Co., Ltd. Class H	318,000	769,587
China Petroleum & Chemical Corp. Class A	140,400	95,109
China Petroleum & Chemical Corp. Class H	2,960,000	1,471,247
China Power International Development, Ltd.	761,000	400,462
China Railway Group, Ltd. Class A	86,300	81,781
China Railway Group, Ltd. Class H	468,000	260,726
China Railway Signal & Communication Corp., Ltd. Class A	42,344	29,632
China Resources Beer Holdings Co., Ltd.	179,333	1,091,324
Security Description	Shares	Value
China Resources Cement Holdings, Ltd.	293,000	$242,943
China Resources Gas Group, Ltd.	110,000	463,088
China Resources Land, Ltd.	392,000	1,815,457
China Resources Microelectronics Ltd. Class A	5,631	48,221
China Resources Mixc Lifestyle Services, Ltd. (b)	71,400	349,553
China Resources Power Holdings Co., Ltd.	232,000	431,864
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	4,200	30,011
China Ruyi Holdings, Ltd. (c)(d)	352,000	94,376
China Shenhua Energy Co., Ltd. Class A	28,600	133,720
China Shenhua Energy Co., Ltd. Class H	414,000	1,318,164
China Southern Airlines Co., Ltd. Class A (c)	54,500	52,995
China Southern Airlines Co., Ltd. Class H (c)(d)	224,000	129,479
China State Construction Engineering Corp., Ltd. Class A	178,100	152,002
China State Construction International Holdings, Ltd.	250,000	331,600
China Suntien Green Energy Corp., Ltd. Class H	199,000	111,386
China Taiping Insurance Holdings Co., Ltd.	203,800	247,264
China Three Gorges Renewables Group Co., Ltd. Class A	153,600	147,695
China Tourism Group Duty Free Corp., Ltd. Class A	8,500	218,469
China Tower Corp., Ltd. Class H (b)	5,080,000	568,804
China Traditional Chinese Medicine Holdings Co., Ltd.	322,000	167,242
China TransInfo Technology Co., Ltd. Class A	6,000	10,059
China United Network Communications, Ltd. Class A	130,600	73,279
China Vanke Co., Ltd. Class A	40,500	121,684
China Vanke Co., Ltd. Class H	207,600	467,063
China Yangtze Power Co., Ltd. Class A	98,705	340,970
China Zhenhua Group Science & Technology Co., Ltd. Class A	2,499	44,423
China Zheshang Bank Co., Ltd. Class A	76,500	39,940
Chinasoft International, Ltd. (c)	328,000	268,914
Chindata Group Holdings, Ltd. ADR (c)(d)	13,800	87,216

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Chongqing Brewery Co., Ltd. Class A (c)	2,000	$33,535
Chongqing Changan Automobile Co., Ltd. Class A	23,380	41,394
Chongqing Fuling Zhacai Group Co., Ltd. Class A	3,900	19,867
Chongqing Rural Commercial Bank Co., Ltd. Class A	28,400	17,762
Chongqing Zhifei Biological Products Co., Ltd. Class A	6,400	139,128
CIFI Ever Sunshine Services Group, Ltd. (d)	94,000	125,337
CIFI Holdings Group Co., Ltd.	419,939	244,788
CITIC Securities Co., Ltd. Class A	57,730	189,059
CITIC Securities Co., Ltd. Class H	319,225	731,874
CITIC, Ltd.	709,000	784,479
CNGR Advanced Material Co., Ltd. Class A	2,200	40,807
CNNC Hua Yuan Titanium Dioxide Co., Ltd. Class A	11,500	17,642
Contemporary Amperex Technology Co., Ltd. Class A	10,000	799,570
COSCO SHIPPING Development Co., Ltd. Class A	45,600	23,589
COSCO SHIPPING Energy Transportation Co., Ltd. Class A	15,800	15,897
COSCO SHIPPING Holdings Co., Ltd. Class A (c)	56,700	136,807
COSCO SHIPPING Holdings Co., Ltd. Class H (c)	407,974	701,619
COSCO SHIPPING Ports, Ltd.	216,115	167,518
Country Garden Holdings Co., Ltd. (d)	986,193	755,120
Country Garden Services Holdings Co., Ltd.	245,000	1,032,343
CRRC Corp., Ltd. Class A	102,300	86,804
CRRC Corp., Ltd. Class H	514,000	205,149
CSC Financial Co., Ltd. Class A	19,300	70,392
CSPC Pharmaceutical Group, Ltd.	1,098,240	1,258,719
Daan Gene Co., Ltd. Class A	4,500	13,176
Dada Nexus, Ltd. ADR (c)	6,000	54,780
Dali Foods Group Co., Ltd. (b)	252,300	131,654
Daqin Railway Co., Ltd. Class A	104,100	112,476
Daqo New Energy Corp. ADR (c)	7,300	301,636
DaShenLin Pharmaceutical Group Co., Ltd. Class A	2,640	12,429
DHC Software Co., Ltd. Class A	4,400	4,892
DiDi Global, Inc. ADR (c)	35,900	89,750
Security Description	Shares	Value
Do-Fluoride New Materials Co., Ltd. Class A	4,400	$27,029
Dong-E-E-Jiao Co., Ltd. Class A	2,700	14,369
Dongfang Electric Corp., Ltd. Class A	11,100	23,544
Dongfeng Motor Group Co., Ltd. Class H	320,000	239,427
Dongxing Securities Co., Ltd. Class A	11,600	17,766
Dongyue Group, Ltd.	183,000	247,979
East Money Information Co., Ltd. Class A	42,736	169,145
Ecovacs Robotics Co., Ltd. Class A	2,500	42,637
ENN Energy Holdings, Ltd.	96,600	1,443,160
ENN Natural Gas Co., Ltd. Class A	12,800	35,579
Eve Energy Co., Ltd. Class A	8,681	108,742
Everbright Securities Co., Ltd. Class A	16,199	31,661
Fangda Carbon New Material Co., Ltd. Class A	17,360	22,949
Far East Horizon, Ltd. (d)	195,000	174,298
FAW Jiefang Group Co., Ltd.	14,500	19,670
Fiberhome Telecommunication Technologies Co., Ltd. Class A	2,000	4,747
First Capital Securities Co., Ltd. Class A	14,100	12,966
Flat Glass Group Co., Ltd. Class A	6,800	47,941
Flat Glass Group Co., Ltd. Class H (d)	47,000	179,484
Focus Media Information Technology Co., Ltd. Class A	65,500	62,628
Foshan Haitian Flavouring & Food Co., Ltd. Class A	15,450	212,024
Fosun International, Ltd.	312,500	337,842
Founder Securities Co., Ltd. Class A	33,000	34,911
Foxconn Industrial Internet Co., Ltd. Class A	41,400	66,026
Fujian Sunner Development Co., Ltd. Class A (c)	4,100	12,755
Fuyao Glass Industry Group Co., Ltd. Class A	9,200	51,396
Fuyao Glass Industry Group Co., Ltd. Class H (b)	74,456	302,377
Ganfeng Lithium Co., Ltd. Class A	4,500	88,278
Ganfeng Lithium Co., Ltd. Class H (b)	31,600	444,684
G-bits Network Technology Xiamen Co., Ltd. Class A	300	16,950
GCL System Integration Technology Co., Ltd. Class A (c)	9,500	5,350

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
GD Power Development Co., Ltd. Class A	96,900	$38,245
GDS Holdings, Ltd. ADR (c)	10,900	427,825
Geely Automobile Holdings, Ltd.	721,000	1,117,113
GEM Co., Ltd. Class A	16,700	21,888
Gemdale Corp. Class A	18,100	40,716
Genscript Biotech Corp. (c)	140,000	439,285
GF Securities Co., Ltd. Class A	25,000	68,790
GF Securities Co., Ltd. Class H	127,000	178,826
Giant Network Group Co., Ltd. Class A	5,400	8,551
Gigadevice Semiconductor Beijing, Inc. Class A	3,192	70,351
Ginlong Technologies Co., Ltd. Class A	1,300	42,611
GoerTek, Inc. Class A	14,800	79,614
GOME Retail Holdings, Ltd. (c)(d)	1,346,000	83,485
Great Wall Motor Co., Ltd. Class A	10,900	46,607
Great Wall Motor Co., Ltd. Class H	381,500	598,904
Gree Electric Appliances, Inc. of Zhuhai Class A	12,300	62,303
Greenland Holdings Corp., Ltd. Class A	34,125	28,931
Greentown China Holdings, Ltd.	107,000	193,597
Greentown Service Group Co., Ltd.	178,000	177,528
GRG Banking Equipment Co., Ltd. Class A	10,600	17,640
Guangdong Haid Group Co., Ltd. Class A	7,900	68,137
Guangdong Investment, Ltd.	358,000	487,872
Guangdong Kinlong Hardware Products Co., Ltd. Class A	1,100	18,488
Guanghui Energy Co., Ltd. Class A (c)	27,300	35,103
Guangzhou Automobile Group Co., Ltd. Class H	366,800	302,529
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A	7,900	38,883
Guangzhou Haige Communications Group, Inc. Co. Class A	9,200	14,767
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	1,700	19,670
Guangzhou R&F Properties Co., Ltd. Class H (d)	180,800	63,769
Guangzhou Shiyuan Electronic Technology Co., Ltd. Class A	2,200	22,158
Guangzhou Tinci Materials Technology Co., Ltd. Class A	4,660	68,374
Security Description	Shares	Value
Guangzhou Yuexiu Financial Holdings Group Co., Ltd. Class A	11,300	$14,128
Guolian Securities Co., Ltd. Class A	7,800	16,131
Guosen Securities Co., Ltd. Class A	20,600	32,141
Guotai Junan Securities Co., Ltd. Class A	33,200	81,805
Guoxuan High-Tech Co., Ltd. Class A (c)	6,100	32,739
Guoyuan Securities Co., Ltd. Class A	18,720	21,005
Haidilao International Holding, Ltd. (b)(c)(d)	140,000	269,433
Haier Smart Home Co., Ltd. Class A	24,100	87,047
Haier Smart Home Co., Ltd. Class H	272,400	871,205
Haitian International Holdings, Ltd.	75,000	193,443
Haitong Securities Co., Ltd. Class A	44,700	72,282
Haitong Securities Co., Ltd. Class H	318,000	241,710
Hang Zhou Great Star Industrial Co., Ltd. Class A (c)	2,600	6,721
Hangzhou First Applied Material Co., Ltd. Class A	3,620	64,214
Hangzhou Oxygen Plant Group Co., Ltd. Class A	2,400	10,797
Hangzhou Robam Appliances Co., Ltd. Class A	5,700	26,074
Hangzhou Silan Microelectronics Co., Ltd. Class A	7,000	53,002
Hangzhou Tigermed Consulting Co., Ltd. Class A	1,800	30,331
Hangzhou Tigermed Consulting Co., Ltd. Class H (b)	15,800	190,603
Hansoh Pharmaceutical Group Co., Ltd. (b)	146,000	242,820
Hefei Meiya Optoelectronic Technology, Inc. Class A	2,700	11,338
Heilongjiang Agriculture Co., Ltd. Class A	7,600	18,095
Hello Group, Inc. ADR	17,800	102,884
Henan Shuanghui Investment & Development Co., Ltd. Class A	13,297	60,671
Hengan International Group Co., Ltd.	77,000	354,885
Hengli Petrochemical Co., Ltd. Class A	25,900	84,409
Hengtong Optic-electric Co., Ltd. Class A	13,400	27,244
Hengyi Petrochemical Co., Ltd. Class A	16,510	22,054

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Hesteel Co., Ltd. Class A	42,500	$15,876
Hithink Royal Flush Information Network Co., Ltd. Class A	2,100	31,487
Hongfa Technology Co., Ltd. Class A	3,600	26,665
Hopson Development Holdings, Ltd. (d)	90,100	170,329
Hoshine Silicon Industry Co., Ltd. Class A	2,200	36,059
Hua Hong Semiconductor, Ltd. (b)(c)	62,000	258,958
Huadian Power International Corp., Ltd. Class A	27,200	15,079
Huadong Medicine Co., Ltd. Class A	7,960	41,702
Huafon Chemical Co., Ltd. Class A	14,900	21,265
Huagong Tech Co., Ltd. Class A	3,200	10,114
Hualan Biological Engineering, Inc. Class A	4,810	15,333
Huaneng Power International, Inc. Class A	37,300	40,282
Huaneng Power International, Inc. Class H (c)(d)	412,000	174,793
Huatai Securities Co., Ltd. Class A	33,718	78,636
Huatai Securities Co., Ltd. Class H (b)	194,100	297,103
Huaxi Securities Co., Ltd. Class A	10,400	13,694
Huaxia Bank Co., Ltd. Class A	64,800	56,587
Huaxin Cement Co., Ltd. Class A	5,400	16,764
Huayu Automotive Systems Co., Ltd. Class A	14,700	45,936
Huazhu Group, Ltd. ADR	21,700	715,883
Hubei Xingfa Chemicals Group Co., Ltd. Class A	6,200	32,287
Huizhou Desay Sv Automotive Co., Ltd. Class A	2,000	39,602
Humanwell Healthcare Group Co., Ltd. Class A	4,400	11,923
Hunan Valin Steel Co., Ltd. Class A	26,500	22,839
Hundsun Technologies, Inc. Class A	5,824	40,635
Hutchmed China, Ltd. ADR (c)(d)	10,600	200,552
Hygeia Healthcare Holdings Co., Ltd. (b)(d)	39,400	151,182
Iflytek Co., Ltd. Class A	9,350	68,089
I-Mab ADR (c)	4,400	71,456
Imeik Technology Development Co., Ltd. Class A	1,000	74,337
Industrial & Commercial Bank of China, Ltd. Class A	278,242	208,593
Security Description	Shares	Value
Industrial & Commercial Bank of China, Ltd. Class H	6,860,000	$4,206,559
Industrial Bank Co., Ltd. Class A	91,599	296,530
Industrial Securities Co., Ltd. Class A	24,600	29,613
Ingenic Semiconductor Co., Ltd. Class A	1,900	27,134
Inner Mongolia BaoTou Steel Union Co., Ltd. Class A (c)	212,100	74,066
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. Class A	33,800	24,345
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	28,900	167,277
Inner Mongolia Yuan Xing Energy Co., Ltd. Class A (c)	20,800	31,875
Innovent Biologics, Inc. (b)(c)	142,500	479,648
Inspur Electronic Information Industry Co., Ltd. Class A	7,148	30,454
Intco Medical Technology Co., Ltd. Class A	2,250	16,389
iQIYI, Inc. ADR (c)(d)	43,700	198,398
JA Solar Technology Co., Ltd. Class A	6,800	83,624
Jafron Biomedical Co., Ltd. Class A	4,620	32,912
Jason Furniture Hangzhou Co., Ltd. Class A	2,000	19,242
JCET Group Co., Ltd. Class A	5,900	22,687
JD Health International, Inc. (b)(c)(d)	42,850	256,631
JD.com, Inc. Class A (c)	246,172	6,996,643
Jiangsu Eastern Shenghong Co., Ltd. Class A	20,300	45,191
Jiangsu Expressway Co., Ltd. Class H	148,000	154,601
Jiangsu Hengli Hydraulic Co., Ltd. Class A	4,364	35,606
Jiangsu Hengrui Medicine Co., Ltd. Class A	28,644	165,476
Jiangsu King's Luck Brewery JSC, Ltd. Class A	6,000	39,541
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	6,300	133,587
Jiangsu Yangnong Chemical Co., Ltd. Class A	1,500	28,413
Jiangsu Yoke Technology Co., Ltd. Class A	1,200	9,631
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	3,200	13,969
Jiangsu Zhongtian Technology Co., Ltd. Class A	12,400	33,003
Jiangxi Copper Co., Ltd. Class A	8,800	26,469
Jiangxi Copper Co., Ltd. Class H	138,000	228,317

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Jiangxi Zhengbang Technology Co., Ltd. Class A	5,000	$6,044
Jinke Properties Group Co., Ltd. Class A	23,600	18,254
Jinxin Fertility Group, Ltd. (b)(c)(d)	160,500	121,798
JiuGui Liquor Co., Ltd. Class A	1,600	37,052
Jiumaojiu International Holdings, Ltd. (b)(d)	87,000	184,078
Joincare Pharmaceutical Group Industry Co., Ltd. Class A	8,600	16,540
Joinn Laboratories China Co., Ltd. Class A	840	15,129
Jointown Pharmaceutical Group Co., Ltd. Class A	7,500	15,661
Jonjee Hi-Tech Industrial & Commercial Holding Co., Ltd. Class A	1,600	7,048
JOYY, Inc. ADR	6,500	238,745
Juewei Food Co., Ltd. Class A	2,300	15,195
Kanzhun, Ltd. ADR (c)	10,500	261,555
KE Holdings, Inc. ADR (c)	43,400	536,858
Kingboard Holdings, Ltd.	79,500	383,533
Kingdee International Software Group Co., Ltd. (c)	314,000	688,117
Kingfa Sci & Tech Co., Ltd. Class A	8,500	12,999
Kingsoft Cloud Holdings, Ltd. ADR (c)(d)	14,700	89,229
Kingsoft Corp., Ltd.	117,000	372,815
Kuaishou Technology (b)(c)	57,800	529,733
Kuang-Chi Technologies Co., Ltd. Class A (c)	7,100	19,103
Kunlun Energy Co., Ltd.	472,000	408,018
Kunlun Tech Co., Ltd. Class A	5,300	13,987
Kweichow Moutai Co., Ltd. Class A	5,399	1,453,353
KWG Group Holdings, Ltd. (c)(d)	137,250	56,085
Lakala Payment Co., Ltd. Class A	4,800	17,797
Laobaixing Pharmacy Chain JSC Class A	3,300	18,738
LB Group Co., Ltd. Class A	8,200	29,701
Lee & Man Paper Manufacturing, Ltd.	166,000	86,149
Lenovo Group, Ltd. (d)	878,000	951,329
Lens Technology Co., Ltd. Class A	19,400	35,480
Lepu Medical Technology Beijing Co., Ltd. Class A	5,300	16,746
Leyard Optoelectronic Co., Ltd. Class A	11,000	12,254
Li Auto, Inc. ADR (c)	68,000	1,755,080
Li Ning Co., Ltd.	287,500	2,441,855
Lingyi iTech Guangdong Co. Class A (c)	36,100	28,748
Security Description	Shares	Value
Livzon Pharmaceutical Group, Inc. Class A	2,700	$16,302
Logan Group Co., Ltd. (d)	150,000	42,322
Longfor Group Holdings, Ltd. (b)	223,500	1,143,517
LONGi Green Energy Technology Co., Ltd. Class A	23,560	265,415
Lufax Holding, Ltd. ADR (c)	72,400	403,268
Luoyang Xinqianglian Slewing Bearing Co., Ltd. Class A	900	15,954
Luxi Chemical Group Co., Ltd. Class A	4,600	12,916
Luxshare Precision Industry Co., Ltd. Class A	30,871	152,961
Luzhou Laojiao Co., Ltd. Class A	6,400	185,975
Mango Excellent Media Co., Ltd. Class A	7,340	35,718
Maxscend Microelectronics Co., Ltd. Class A	1,540	50,553
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A (c)	15,000	13,875
Meituan Class B (b)(c)	498,500	9,445,844
Metallurgical Corp. of China, Ltd. Class A	63,200	37,250
Mianyang Fulin Precision Co., Ltd. Class A (c)	4,200	14,349
Microport Scientific Corp. (c)(d)	78,949	175,688
Ming Yang Smart Energy Group, Ltd. Class A	10,000	34,695
Ming Yuan Cloud Group Holdings, Ltd. (d)	72,000	97,028
Minth Group, Ltd.	88,000	214,478
MMG, Ltd. (c)	360,000	143,061
Montage Technology Co., Ltd. Class A	5,510	58,058
Muyuan Foods Co., Ltd. Class A	22,676	201,978
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd. Class A	4,056	20,050
Nanjing Securities Co., Ltd. Class A	13,133	16,926
NARI Technology Co., Ltd. Class A	25,182	123,995
National Silicon Industry Group Co., Ltd. Class A (c)	8,190	28,034
NAURA Technology Group Co., Ltd. Class A	2,100	89,647
NavInfo Co., Ltd. Class A (c)	11,900	26,050
NetEase, Inc.	252,025	4,548,331
New China Life Insurance Co., Ltd. Class A	10,300	57,050
New China Life Insurance Co., Ltd. Class H	108,100	299,904
New Hope Liuhe Co., Ltd. Class A (c)	22,000	58,579

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
New Oriental Education & Technology Group, Inc. ADR (c)	185,600	$213,440
Ninestar Corp. Class A	7,300	48,854
Ningbo Joyson Electronic Corp. Class A	6,700	14,814
Ningbo Ronbay New Energy Technology Co., Ltd. Class A	2,305	46,375
Ningbo Shanshan Co., Ltd. Class A	11,000	48,081
Ningbo Tuopu Group Co., Ltd. Class A	5,000	44,380
Ningxia Baofeng Energy Group Co., Ltd. Class A	27,700	64,501
NIO, Inc. ADR (c)	159,800	3,363,790
Noah Holdings, Ltd. ADR (c)	3,900	91,767
Nongfu Spring Co., Ltd. Class H (b)(d)	216,200	1,139,992
North Industries Group Red Arrow Co., Ltd. Class A (c)	7,700	27,187
Northeast Securities Co., Ltd. Class A	10,700	12,982
Offshore Oil Engineering Co., Ltd. Class A	6,200	4,158
OFILM Group Co., Ltd. Class A (c)	12,400	13,842
Oppein Home Group, Inc. Class A	1,680	30,879
Orient Securities Co., Ltd. Class A	23,900	41,100
Ovctek China, Inc. Class A	3,160	18,075
Pangang Group Vanadium Titanium & Resources Co., Ltd. Class A (c)	33,400	19,564
People's Insurance Co. Group of China, Ltd. Class A	19,600	14,098
People's Insurance Co. Group of China, Ltd. Class H	977,000	318,847
Perfect World Co., Ltd. Class A	4,800	9,648
PetroChina Co., Ltd. Class A	96,900	83,782
PetroChina Co., Ltd. Class H	2,576,000	1,308,452
PharmaBlock Sciences Nanjing, Inc. Class A	1,100	16,606
Pharmaron Beijing Co., Ltd. Class A	3,300	61,085
Pharmaron Beijing Co., Ltd. Class H (b)	15,800	190,063
PICC Property & Casualty Co., Ltd. Class H	835,000	850,483
Pinduoduo, Inc. ADR (c)	53,600	2,149,896
Ping An Bank Co., Ltd. Class A	83,300	200,821
Ping An Healthcare & Technology Co., Ltd. (b)(c)(d)	54,100	139,857
Ping An Insurance Group Co. of China, Ltd. Class A	45,700	346,764
Ping An Insurance Group Co. of China, Ltd. Class H	769,500	5,380,929
Security Description	Shares	Value
Poly Developments & Holdings Group Co., Ltd. Class A	51,100	$142,479
Postal Savings Bank of China Co., Ltd. Class A	103,000	86,908
Postal Savings Bank of China Co., Ltd. Class H (b)(d)	963,000	775,641
Power Construction Corp. of China, Ltd. Class A	67,200	76,761
Powerlong Real Estate Holdings, Ltd. (d)	175,000	45,842
Proya Cosmetics Co., Ltd. Class A	1,000	29,595
Qingdao Rural Commercial Bank Corp. Class A	25,200	13,991
Raytron Technology Co., Ltd. Class A	1,060	7,487
RiseSun Real Estate Development Co., Ltd. Class A	19,300	13,529
Riyue Heavy Industry Co., Ltd. Class A	2,400	7,787
RLX Technology, Inc. ADR (c)(d)	72,600	129,954
Rongsheng Petrochemical Co., Ltd. Class A	40,055	89,788
SAIC Motor Corp., Ltd. Class A	35,300	94,078
Sailun Group Co., Ltd. Class A	7,600	11,725
Sangfor Technologies, Inc. Class A	1,650	28,889
Sany Heavy Equipment International Holdings Co., Ltd.	138,000	142,947
Sany Heavy Industry Co., Ltd. Class A	35,455	97,276
Satellite Chemical Co., Ltd. Class A	7,600	47,029
SDIC Capital Co., Ltd. Class A	23,612	26,104
SDIC Power Holdings Co., Ltd. Class A	27,200	39,915
Sealand Securities Co., Ltd. Class A	24,100	14,155
Seazen Group, Ltd. (c)	261,904	139,826
Seazen Holdings Co., Ltd. Class A	10,700	54,010
SF Holding Co., Ltd. Class A	21,100	151,352
SG Micro Corp. Class A	1,150	58,716
Shaanxi Coal Industry Co., Ltd. Class A	42,900	111,168
Shandong Buchang Pharmaceuticals Co., Ltd. Class A	4,600	17,239
Shandong Gold Mining Co., Ltd. Class A	18,028	61,176
Shandong Gold Mining Co., Ltd. Class H (b)(d)	76,750	153,311
Shandong Hualu Hengsheng Chemical Co., Ltd. Class A	8,450	43,147

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Shandong Linglong Tyre Co., Ltd. Class A	4,800	$16,624
Shandong Nanshan Aluminum Co., Ltd. Class A	47,889	30,468
Shandong Sun Paper Industry JSC, Ltd. Class A	10,500	18,773
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	306,000	325,086
Shanghai Bairun Investment Holding Group Co., Ltd. Class A	2,380	13,425
Shanghai Baosight Software Co., Ltd. Class A	3,590	27,439
Shanghai Baosight Software Co., Ltd. Class B	44,300	179,603
Shanghai Construction Group Co., Ltd. Class A	47,200	24,187
Shanghai Electric Group Co., Ltd. Class A	41,000	26,002
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	7,920	66,161
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	59,500	288,415
Shanghai Friendess Electronic Technology Corp., Ltd. Class A	502	23,636
Shanghai Industrial Urban Development Group, Ltd.	11,400	1,026
Shanghai International Airport Co., Ltd. Class A (c)	2,968	22,873
Shanghai International Port Group Co., Ltd. Class A	39,200	33,685
Shanghai Jahwa United Co., Ltd. Class A	2,200	11,912
Shanghai Jinjiang International Hotels Co., Ltd. Class A	2,700	21,017
Shanghai Junshi Biosciences Co., Ltd. Class A (c)	3,897	53,525
Shanghai Lingang Holdings Corp., Ltd. Class A	6,900	15,287
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	142,032	132,942
Shanghai M&G Stationery, Inc. Class A	4,700	36,093
Shanghai Medicilon, Inc. Class A	359	25,591
Shanghai Pharmaceuticals Holding Co., Ltd. Class A	8,600	33,181
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	90,300	173,427
Shanghai Pudong Development Bank Co., Ltd. Class A	123,900	155,787
Shanghai Putailai New Energy Technology Co., Ltd. Class A	2,760	60,576
Security Description	Shares	Value
Shanghai RAAS Blood Products Co., Ltd. Class A	18,500	$17,425
Shanghai Yuyuan Tourist Mart Group Co., Ltd. Class A	13,000	20,780
Shanghai Zhangjiang High-Tech Park Development Co., Ltd. Class A	6,200	13,338
Shanxi Coking Coal Energy Group Co., Ltd. Class A	13,200	25,826
Shanxi Lu'an Environmental Energy Development Co., Ltd. Class A	9,600	25,104
Shanxi Meijin Energy Co., Ltd. Class A (c)	16,200	32,450
Shanxi Securities Co., Ltd. Class A	15,700	13,947
Shanxi Taigang Stainless Steel Co., Ltd. Class A	22,800	23,994
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	5,280	210,924
Shenghe Resources Holding Co., Ltd. Class A	4,400	11,666
Shengyi Technology Co., Ltd. Class A	6,000	15,151
Shennan Circuits Co., Ltd. Class A	2,460	34,918
Shenwan Hongyuan Group Co., Ltd. Class A	105,000	72,200
Shenzhen Capchem Technology Co., Ltd. Class A	2,000	25,491
Shenzhen Energy Group Co., Ltd. Class A	12,700	12,814
Shenzhen Goodix Technology Co., Ltd. Class A	1,200	13,333
Shenzhen Inovance Technology Co., Ltd. Class A	10,450	93,232
Shenzhen International Holdings, Ltd.	150,085	157,901
Shenzhen Kaifa Technology Co., Ltd. Class A	6,800	12,093
Shenzhen Kangtai Biological Products Co., Ltd. Class A	2,449	35,785
Shenzhen Kedali Industry Co., Ltd. Class A	1,300	30,179
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	5,300	255,874
Shenzhen MTC Co., Ltd. Class A (c)	20,000	11,438
Shenzhen New Industries Biomedical Engineering Co., Ltd. Class A	3,500	18,685
Shenzhen Overseas Chinese Town Co., Ltd. Class A	32,900	38,021
Shenzhen Salubris Pharmaceuticals Co., Ltd. Class A (c)	3,600	12,417
Shenzhen SC New Energy Technology Corp. Class A	1,500	17,211

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Shenzhen Senior Technology Material Co., Ltd. Class A	4,600	$27,165
Shenzhen Sunlord Electronics Co., Ltd. Class A	2,000	8,005
Shenzhen Sunway Communication Co., Ltd. Class A	2,100	5,919
Shenzhen Transsion Holdings Co., Ltd. Class A	2,758	41,339
Shenzhou International Group Holdings, Ltd.	101,000	1,333,727
Shijiazhuang Yiling Pharmaceutical Co., Ltd. Class A	5,400	28,375
Shimao Group Holdings, Ltd. (d)	159,000	88,789
Shimao Services Holdings, Ltd. (b)(d)	132,000	69,893
Sichuan Chuantou Energy Co., Ltd. Class A	10,000	16,880
Sichuan Hebang Biotechnology Co., Ltd. Class A (c)	48,100	26,491
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	5,200	14,149
Sichuan New Energy Power Co., Ltd. (c)	7,600	23,110
Sichuan Road & Bridge Co., Ltd. Class A	24,300	39,779
Sichuan Swellfun Co., Ltd. Class A	1,600	20,674
Sichuan Yahua Industrial Group Co., Ltd. Class A	7,000	31,566
Sieyuan Electric Co., Ltd. Class A	4,400	22,635
Silergy Corp.	10,000	1,172,508
Sinolink Securities Co., Ltd. Class A	12,200	18,377
Sinoma Science & Technology Co., Ltd. Class A	8,700	33,037
Sinopec Shanghai Petrochemical Co., Ltd. Class A	24,500	13,525
Sinopharm Group Co., Ltd. Class H	164,400	373,287
Sinotrans, Ltd. Class A	19,000	11,900
Sinotruk Hong Kong, Ltd.	88,500	134,441
Skshu Paint Co., Ltd. Class A	1,680	23,387
Smoore International Holdings, Ltd. (b)(d)	216,000	506,163
Songcheng Performance Development Co., Ltd. Class A	11,340	23,466
SooChow Securities Co., Ltd. Class A	15,600	18,322
Southwest Securities Co., Ltd. Class A	29,900	20,410
StarPower Semiconductor, Ltd. Class A	600	36,225
Security Description	Shares	Value
Sun Art Retail Group, Ltd. (d)	231,500	$83,698
Sunac China Holdings, Ltd. (d)	390,700	224,305
Sunac Services Holdings, Ltd. (b)(c)(d)	126,000	76,890
Sungrow Power Supply Co., Ltd. Class A	5,700	95,526
Suning.com Co., Ltd. Class A (c)	30,200	16,373
Sunny Optical Technology Group Co., Ltd.	86,400	1,372,480
Sunwoda Electronic Co., Ltd. Class A	6,200	26,501
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	7,200	21,032
Suzhou Maxwell Technologies Co., Ltd. Class A	360	29,622
Suzhou TA&A Ultra Clean Technology Co., Ltd. Class A	3,000	33,593
TAL Education Group ADR (c)	49,900	150,199
TBEA Co., Ltd. Class A	14,887	47,412
TCL Technology Group Corp Class A	69,200	53,243
Tencent Holdings, Ltd.	701,500	32,343,027
Tencent Music Entertainment Group ADR (c)	81,100	394,957
Thunder Software Technology Co., Ltd. Class A	1,400	21,688
Tianfeng Securities Co., Ltd. Class A	22,100	12,045
Tianjin 712 Communication & Broadcasting Co., Ltd. Class A	2,500	13,621
Tianjin Zhonghuan Semiconductor Co., Ltd. Class A	12,400	82,736
Tianma Microelectronics Co., Ltd. Class A	8,800	14,417
Tianshan Aluminum Group Co., Ltd. Class A	26,700	32,201
Tianshui Huatian Technology Co., Ltd. Class A	9,100	14,980
Tibet Summit Resources Co., Ltd. Class A (c)	5,600	23,110
Tingyi Cayman Islands Holding Corp.	238,000	399,185
Titan Wind Energy Suzhou Co., Ltd. Class A	10,800	22,392
Toly Bread Co., Ltd. Class A	3,080	9,728
Tongcheng Travel Holdings, Ltd. (c)	120,000	211,498
TongFu Microelectronics Co., Ltd. Class A	6,300	16,340
Tongkun Group Co., Ltd. Class A	7,400	20,261
Tongling Nonferrous Metals Group Co., Ltd. Class A	42,200	24,535
Tongwei Co., Ltd. Class A	20,400	136,103

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Topchoice Medical Corp. Class A (c)	1,100	$24,661
Topsec Technologies Group, Inc. Class A	7,200	12,762
Topsports International Holdings, Ltd. (b)	183,000	152,135
Transfar Zhilian Co., Ltd. Class A	13,000	12,857
TravelSky Technology, Ltd. Class H	118,000	169,317
Trina Solar Co., Ltd. Class A	10,200	93,773
Trip.com Group, Ltd. ADR (c)	62,267	1,439,613
Tsingtao Brewery Co., Ltd. Class A	3,200	39,598
Tsingtao Brewery Co., Ltd. Class H	68,000	534,693
Unigroup Guoxin Microelectronics Co., Ltd. Class A	2,500	80,098
Uni-President China Holdings, Ltd.	160,000	138,880
Unisplendour Corp., Ltd. Class A	10,360	31,759
Universal Scientific Industrial Shanghai Co., Ltd. Class A	5,800	11,008
Venus MedTech Hangzhou, Inc. Class H (b)(c)(d)	26,500	54,082
Vipshop Holdings, Ltd. ADR (c)	54,588	491,292
Walvax Biotechnology Co., Ltd. Class A	7,800	67,070
Wanhua Chemical Group Co., Ltd. Class A	14,100	178,602
Want Want China Holdings, Ltd.	580,000	535,319
Weibo Corp. ADR (c)	7,760	190,198
Weichai Power Co., Ltd. Class A	32,500	67,948
Weichai Power Co., Ltd. Class H	231,000	362,156
Weihai Guangwei Composites Co., Ltd. Class A	2,400	22,234
Weimob, Inc. (b)(c)(d)	222,000	141,617
Wens Foodstuffs Group Co., Ltd. Class A (c)	29,540	102,325
Western Securities Co., Ltd. Class A	14,600	16,558
Western Superconducting Technologies Co., Ltd. Class A	2,488	33,737
Westone Information Industry, Inc. Class A	4,800	34,119
Wharf Holdings, Ltd.	166,000	505,742
Will Semiconductor Co., Ltd. Shanghai Class A	3,500	105,655
Wingtech Technology Co., Ltd. Class A	4,900	62,276
Winning Health Technology Group Co., Ltd. Class A	8,450	12,426
Security Description	Shares	Value
Wuchan Zhongda Group Co., Ltd. Class A	20,300	$16,993
Wuhan Guide Infrared Co., Ltd. Class A	7,280	19,474
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	9,100	33,405
Wuhu Token Science Co., Ltd. Class A	13,800	17,606
Wuliangye Yibin Co., Ltd. Class A	16,600	402,700
WUS Printed Circuit Kunshan Co., Ltd. Class A	4,180	8,671
WuXi AppTec Co., Ltd. Class A	11,333	198,918
WuXi AppTec Co., Ltd. Class H (b)	42,491	664,038
Wuxi Biologics Cayman, Inc. (b)(c)	437,500	3,474,854
Wuxi Lead Intelligent Equipment Co., Ltd. Class A	3,920	35,776
Wuxi Shangji Automation Co., Ltd. Class A	900	19,271
XCMG Construction Machinery Co., Ltd. Class A	35,100	28,377
Xiamen C & D, Inc. Class A	11,400	22,764
Xiamen Faratronic Co., Ltd. Class A	1,200	37,800
Xiamen Intretech, Inc. Class A	3,800	14,621
Xiamen Tungsten Co., Ltd. Class A	4,600	13,336
Xiaomi Corp. Class B (b)(c)	1,733,700	3,030,246
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	16,300	33,486
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	98,000	146,801
Xinjiang Zhongtai Chemical Co., Ltd. Class A	14,900	21,195
Xinyi Solar Holdings, Ltd.	590,089	1,027,222
XPeng, Inc. ADR (c)	47,300	1,305,007
Yadea Group Holdings, Ltd. (b)	140,000	214,512
Yankuang Energy Group Co., Ltd. Class H (d)	188,000	558,138
Yantai Eddie Precision Machinery Co., Ltd. Class A	4,200	15,780
Yantai Jereh Oilfield Services Group Co., Ltd. Class A	3,700	24,358
Yanzhou Coal Mining Co., Ltd. Class A	9,900	59,792
Yealink Network Technology Corp., Ltd. Class A	4,500	54,913
Yifeng Pharmacy Chain Co., Ltd. Class A	3,774	23,692
Yihai International Holding, Ltd. (c)(d)	58,000	164,770
Yihai Kerry Arawana Holdings Co., Ltd. Class A	5,700	44,310

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Yintai Gold Co., Ltd. Class A	11,060	$16,219
Yonghui Superstores Co., Ltd. Class A	28,800	19,108
YongXing Special Materials Technology Co., Ltd. Class A	2,200	40,715
Yonyou Network Technology Co., Ltd. Class A	12,778	45,903
Youngor Group Co., Ltd. Class A	22,500	23,973
Youngy Co., Ltd. Class A (c)	1,300	23,173
YTO Express Group Co., Ltd. Class A	18,100	49,030
Yuan Longping High-tech Agriculture Co., Ltd. Class A (c)	4,200	12,796
Yuexiu Property Co., Ltd.	172,400	170,649
Yum China Holdings, Inc.	52,100	2,164,234
Yunda Holding Co., Ltd. Class A	9,360	25,849
Yunnan Aluminium Co., Ltd. Class A (c)	18,400	39,199
Yunnan Baiyao Group Co., Ltd. Class A	5,699	73,208
Yunnan Energy New Material Co., Ltd. Class A	3,900	134,422
Yunnan Tin Co., Ltd. Class A (c)	9,000	29,527
Zai Lab, Ltd. ADR (c)(d)	9,174	403,473
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	2,700	134,100
Zhefu Holding Group Co., Ltd. Class A	13,200	11,000
Zhejiang Century Huatong Group Co., Ltd. Class A (c)	32,000	31,465
Zhejiang China Commodities City Group Co., Ltd. Class A	13,400	10,575
Zhejiang Chint Electrics Co., Ltd. Class A	9,800	60,644
Zhejiang Dahua Technology Co., Ltd. Class A	12,000	31,109
Zhejiang Dingli Machinery Co., Ltd. Class A	1,960	13,810
Zhejiang Expressway Co., Ltd. Class H	164,000	137,794
Zhejiang HangKe Technology, Inc. Co. Class A	1,724	15,376
Zhejiang Huahai Pharmaceutical Co., Ltd. Class A	5,830	19,295
Zhejiang Huayou Cobalt Co., Ltd. Class A	4,600	70,210
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd. Class A	6,000	56,254
Zhejiang Jiuzhou Pharmaceutical Co., Ltd. Class A	4,600	35,130
Security Description	Shares	Value
Zhejiang Juhua Co., Ltd. Class A	8,700	$17,791
Zhejiang Longsheng Group Co., Ltd. Class A	18,400	31,459
Zhejiang NHU Co., Ltd. Class A	11,180	55,538
Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	12,690	33,022
Zhejiang Semir Garment Co., Ltd. Class A	17,100	18,245
Zhejiang Supor Co., Ltd. Class A (c)	1,300	10,202
Zhejiang Weiming Environment Protection Co., Ltd. Class A	7,100	32,515
Zhejiang Weixing New Building Materials Co., Ltd. Class A	5,100	16,361
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. Class A	900	5,476
Zhejiang Yongtai Technology Co., Ltd. Class A (c)	4,500	26,829
Zheshang Securities Co., Ltd. Class A	11,100	18,283
ZhongAn Online P&C Insurance Co., Ltd. Class H (b)(c)(d)	61,700	206,579
Zhongji Innolight Co., Ltd. Class A	2,200	10,898
Zhongsheng Group Holdings, Ltd.	75,000	527,470
Zhongtai Securities Co., Ltd. Class A	23,600	30,167
Zhuzhou CRRC Times Electric Co., Ltd.	65,500	253,662
Zhuzhou Hongda Electronics Corp., Ltd. Class A	2,400	25,237
Zhuzhou Kibing Group Co., Ltd. Class A	14,400	29,837
Zibo Qixiang Tengda Chemical Co., Ltd. Class A	15,600	20,839
Zijin Mining Group Co., Ltd. Class A	83,900	148,551
Zijin Mining Group Co., Ltd. Class H	704,000	1,067,849
Zoomlion Heavy Industry Science & Technology Co., Ltd. Class A (c)	28,400	29,598
Zoomlion Heavy Industry Science & Technology Co., Ltd. Class H (d)	147,600	93,208
ZTE Corp. Class A	18,800	70,320
ZTE Corp. Class H	87,000	176,274
ZTO Express Cayman, Inc. ADR	53,100	1,327,500
		244,391,727
COLOMBIA — 0.2%
Bancolombia SA	31,560	364,726
Bancolombia SA Preference Shares	55,145	592,187

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Ecopetrol SA	603,802	$569,105
Grupo de Inversiones Suramericana SA	2,767	26,257
Interconexion Electrica SA ESP	52,612	340,589
		1,892,864
CZECH REPUBLIC — 0.2%
CEZ A/S	19,676	829,558
Komercni banka A/S	9,064	352,723
Moneta Money Bank A/S (b)	41,415	168,943
		1,351,224
EGYPT — 0.1%
Commercial International Bank Egypt SAE (c)	206,457	520,217
Eastern Co SAE	120,063	78,722
Fawry for Banking & Payment Technology Services SAE (c)	51,729	27,957
		626,896
GREECE — 0.2%
Alpha Services & Holdings SA (c)	272,961	337,040
Eurobank Ergasias Services & Holdings SA Class A (c)	323,787	380,991
FF Group (c)(e)	3,869	—
Hellenic Telecommunications Organization SA	27,675	503,318
JUMBO SA	13,365	200,280
OPAP SA	25,302	370,434
Public Power Corp. SA (c)	25,402	213,902
		2,005,965
HONG KONG — 0.2%
Alibaba Pictures Group, Ltd. (c)(d)	1,435,900	118,198
China Huishan Dairy Holdings Co., Ltd. (d)(e)	406,100	—
Huabao International Holdings, Ltd. (d)	106,000	58,497
Kingboard Laminates Holdings, Ltd.	107,300	174,901
Nine Dragons Paper Holdings, Ltd.	200,000	173,711
Sino Biopharmaceutical, Ltd.	1,248,000	775,104
Vinda International Holdings, Ltd. (d)	46,000	104,084
		1,404,495
HUNGARY — 0.2%
MOL Hungarian Oil & Gas PLC	49,089	433,970
OTP Bank Nyrt (c)	27,422	1,000,938
Richter Gedeon Nyrt	17,119	364,103
		1,799,011
INDIA — 12.8%
ACC, Ltd.	9,439	266,339
Adani Enterprises, Ltd.	33,361	881,314
Security Description	Shares	Value
Adani Green Energy, Ltd. (c)	47,799	$1,200,462
Adani Ports & Special Economic Zone, Ltd.	63,036	639,793
Adani Total Gas, Ltd.	33,462	949,345
Adani Transmission, Ltd. (c)	33,119	1,028,236
Ambuja Cements, Ltd.	86,554	340,025
Apollo Hospitals Enterprise, Ltd.	12,146	720,834
Asian Paints, Ltd.	46,515	1,882,191
Aurobindo Pharma, Ltd.	35,404	310,966
Avenue Supermarts, Ltd. (b)(c)	19,584	1,029,905
Axis Bank, Ltd. (c)	276,366	2,751,467
Bajaj Auto, Ltd.	8,579	412,003
Bajaj Finance, Ltd.	33,001	3,134,049
Bajaj Finserv, Ltd.	4,594	1,025,197
Balkrishna Industries, Ltd.	10,672	299,277
Bandhan Bank, Ltd. (b)	80,634	324,796
Berger Paints India, Ltd.	30,451	280,602
Bharat Electronics, Ltd.	145,254	401,801
Bharat Forge, Ltd.	28,241	259,402
Bharat Petroleum Corp., Ltd.	105,256	497,001
Bharti Airtel, Ltd. (c)	300,818	2,982,445
Biocon, Ltd. (c)	51,795	228,568
Britannia Industries, Ltd.	13,405	565,209
Cholamandalam Investment & Finance Co., Ltd.	49,909	470,009
Cipla, Ltd.	58,392	781,813
Coal India, Ltd.	187,740	451,668
Colgate-Palmolive India, Ltd.	15,168	307,993
Container Corp. Of India, Ltd.	28,579	251,982
Dabur India, Ltd.	74,954	528,574
Divi's Laboratories, Ltd.	16,138	933,436
DLF, Ltd.	74,340	370,440
Dr Reddy's Laboratories, Ltd.	14,122	799,075
Eicher Motors, Ltd.	16,555	533,867
GAIL India, Ltd.	192,780	394,245
Godrej Consumer Products, Ltd. (c)	43,459	426,697
Godrej Properties, Ltd. (c)	15,109	330,979
Grasim Industries, Ltd.	32,212	703,756
Havells India, Ltd.	30,423	460,544
HCL Technologies, Ltd.	131,510	2,009,846
HDFC Asset Management Co., Ltd. (b)	6,279	176,703
HDFC Life Insurance Co., Ltd. (b)	109,993	778,211
Hero MotoCorp, Ltd.	14,541	437,347
Hindalco Industries, Ltd.	191,973	1,432,237
Hindustan Petroleum Corp., Ltd.	79,891	282,844
Hindustan Unilever, Ltd.	100,109	2,693,357
Housing Development Finance Corp., Ltd.	208,944	6,533,276
ICICI Bank, Ltd.	624,157	5,953,193
ICICI Lombard General Insurance Co., Ltd. (b)	27,062	472,071

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
ICICI Prudential Life Insurance Co., Ltd. (b)	42,068	$276,528
Indian Oil Corp., Ltd.	225,001	351,113
Indian Railway Catering & Tourism Corp., Ltd.	29,860	302,468
Indraprastha Gas, Ltd.	35,683	175,086
Indus Towers, Ltd. (c)	78,596	229,115
Info Edge India, Ltd.	9,508	562,527
Infosys, Ltd.	409,846	10,263,623
InterGlobe Aviation, Ltd. (b)(c)	11,601	306,530
ITC, Ltd.	362,638	1,193,313
JSW Steel, Ltd.	101,751	977,448
Jubilant Foodworks, Ltd.	9,476	327,455
Kotak Mahindra Bank, Ltd.	67,754	1,556,081
Larsen & Toubro Infotech, Ltd. (b)	6,373	513,855
Larsen & Toubro, Ltd.	83,440	1,935,034
Lupin, Ltd.	26,513	260,566
Mahindra & Mahindra, Ltd.	106,773	1,129,174
Marico, Ltd.	62,882	416,865
Maruti Suzuki India, Ltd.	16,587	1,646,044
Mindtree, Ltd.	7,847	441,502
Motherson Sumi Systems, Ltd.	151,957	278,222
Motherson Sumi Wiring India, Ltd. (c)	25,940	22,063
Mphasis, Ltd.	10,048	444,552
MRF, Ltd.	240	205,177
Muthoot Finance, Ltd.	15,006	262,382
Nestle India, Ltd.	4,073	931,095
NTPC, Ltd.	586,385	1,039,947
Oil & Natural Gas Corp., Ltd.	304,067	653,881
Page Industries, Ltd.	681	386,608
Petronet LNG, Ltd.	87,652	223,330
PI Industries, Ltd.	9,981	369,625
Pidilite Industries, Ltd.	18,447	595,818
Piramal Enterprises, Ltd.	14,687	421,121
Power Grid Corp. of India, Ltd.	385,268	1,098,374
Reliance Industries, Ltd.	347,692	12,025,820
SBI Cards & Payment Services, Ltd.	28,221	315,321
SBI Life Insurance Co., Ltd. (b)	54,805	807,445
Shree Cement, Ltd.	1,326	418,272
Shriram Transport Finance Co., Ltd.	24,584	365,056
Siemens, Ltd.	8,343	259,371
SRF, Ltd.	17,919	628,690
State Bank of India	218,018	1,408,580
Sun Pharmaceutical Industries, Ltd.	102,642	1,235,413
Tata Consultancy Services, Ltd.	112,388	5,523,352
Tata Consumer Products, Ltd.	73,534	751,311
Tata Motors, Ltd. ADR (c)(d)	541	15,121
Tata Motors, Ltd. (c)	200,351	1,132,353
Tata Power Co., Ltd.	174,276	544,709
Tata Steel, Ltd.	84,038	1,437,678
Tata Steel, Ltd. GDR	4,114	68,800
Security Description	Shares	Value
Tech Mahindra, Ltd.	76,952	$1,514,029
Titan Co., Ltd.	43,356	1,444,333
Torrent Pharmaceuticals, Ltd.	6,023	221,080
Trent, Ltd.	22,400	374,895
UltraTech Cement, Ltd.	12,171	1,054,852
United Spirits, Ltd. (c)	35,788	417,243
UPL, Ltd.	61,306	619,571
Vedanta, Ltd.	134,733	711,523
Wipro, Ltd. ADR	119	918
Wipro, Ltd.	167,231	1,299,825
Yes Bank, Ltd. (c)	1,393,270	225,011
Zomato, Ltd. (c)	196,444	211,470
		115,753,954
INDONESIA — 1.7%
Adaro Energy Indonesia Tbk PT	1,785,500	334,412
Aneka Tambang Tbk	967,300	163,816
Astra International Tbk PT	2,436,000	1,115,175
Bank Central Asia Tbk PT	6,626,300	3,679,355
Bank Jago Tbk PT (c)	496,300	505,735
Bank Mandiri Persero Tbk PT	2,241,600	1,229,434
Bank Negara Indonesia Persero Tbk PT	906,600	517,979
Bank Rakyat Indonesia Persero Tbk PT	8,165,313	2,637,271
Barito Pacific Tbk PT	3,377,100	212,304
Charoen Pokphand Indonesia Tbk PT	902,200	354,912
Gudang Garam Tbk PT	57,500	126,394
Indah Kiat Pulp & Paper Tbk PT	320,700	176,093
Indocement Tunggal Prakarsa Tbk PT	175,700	131,354
Indofood CBP Sukses Makmur Tbk PT	293,500	149,968
Indofood Sukses Makmur Tbk PT	508,000	210,239
Kalbe Farma Tbk PT	2,467,400	276,589
Merdeka Copper Gold Tbk PT (c)	1,335,600	419,583
Sarana Menara Nusantara Tbk PT	2,706,900	201,663
Semen Indonesia Persero Tbk PT	351,400	162,170
Telkom Indonesia Persero Tbk PT	5,932,800	1,887,528
Tower Bersama Infrastructure Tbk PT	929,400	185,317
Unilever Indonesia Tbk PT	894,600	227,509
United Tractors Tbk PT	206,900	367,249
		15,272,049
KUWAIT — 0.8%
Agility Public Warehousing Co. KSC	151,798	549,493
Boubyan Bank KSCP (c)	136,909	423,737
Kuwait Finance House KSCP	562,669	1,982,554

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Mabanee Co. KPSC	71,641	$216,715
Mobile Telecommunications Co. KSCP	263,190	544,075
National Bank of Kuwait SAKP	872,942	3,156,401
		6,872,975
LUXEMBOURG — 0.0% (f)
Reinet Investments SCA	17,106	383,690
MALAYSIA — 1.5%
AMMB Holdings Bhd (c)	217,900	192,030
Axiata Group Bhd	332,693	299,877
CIMB Group Holdings Bhd	806,893	1,022,142
Dialog Group Bhd	485,100	315,395
DiGi.Com Bhd	384,100	355,665
Fraser & Neave Holdings Bhd	14,200	70,920
Genting Bhd	250,800	278,456
Genting Malaysia Bhd	353,000	249,118
HAP Seng Consolidated Bhd	77,700	138,224
Hartalega Holdings Bhd	199,900	230,576
Hong Leong Bank Bhd	79,900	383,164
Hong Leong Financial Group Bhd	26,800	124,925
IHH Healthcare Bhd	215,900	317,358
Inari Amertron Bhd	363,200	262,738
IOI Corp. Bhd	298,800	292,242
Kuala Lumpur Kepong Bhd	53,812	322,507
Malayan Banking Bhd	575,636	1,223,349
Malaysia Airports Holdings Bhd (c)	132,300	218,678
Maxis Bhd	288,800	269,362
MISC Bhd	157,000	274,108
Nestle Malaysia Bhd	8,300	263,721
Petronas Chemicals Group Bhd	293,000	668,958
Petronas Dagangan Bhd	38,000	184,544
Petronas Gas Bhd	96,600	382,364
PPB Group Bhd	80,120	325,834
Press Metal Aluminium Holdings Bhd	391,000	576,538
Public Bank Bhd	1,764,400	1,957,214
QL Resources Bhd	140,600	167,861
RHB Bank Bhd	225,627	319,821
Sime Darby Bhd	316,269	180,138
Sime Darby Plantation Bhd	201,536	237,705
Telekom Malaysia Bhd	139,700	162,467
Tenaga Nasional Bhd	282,800	605,315
Top Glove Corp. Bhd	669,300	305,620
Westports Holdings Bhd	121,800	115,869
		13,294,803
MEXICO — 2.3%
Alfa SAB de CV Class A	369,800	280,196
America Movil SAB de CV Series L (d)	3,732,021	3,952,476
Arca Continental SAB de CV	54,900	372,341
Becle SAB de CV	63,900	156,850
Security Description	Shares	Value
Cemex SAB de CV Series CPO (c)	1,830,617	$981,311
Coca-Cola Femsa SAB de CV	66,295	364,121
Fibra Uno Administracion SA de CV REIT	385,658	450,598
Fomento Economico Mexicano SAB de CV	235,780	1,955,099
Gruma SAB de CV Class B (d)	25,805	323,695
Grupo Aeroportuario del Pacifico SAB de CV Class B (c)	44,800	724,748
Grupo Aeroportuario del Sureste SAB de CV Class B	25,705	572,220
Grupo Bimbo SAB de CV Class A	189,615	571,070
Grupo Carso SAB de CV Series A1 (d)	53,700	200,372
Grupo Financiero Banorte SAB de CV Series O	314,403	2,357,786
Grupo Financiero Inbursa SAB de CV Series O (c)(d)	268,926	561,937
Grupo Mexico SAB de CV Class B	377,236	2,251,082
Grupo Televisa SAB Series CPO	290,729	681,701
Industrias Penoles SAB de CV	16,495	207,854
Kimberly-Clark de Mexico SAB de CV Class A	179,889	252,397
Megacable Holdings SAB de CV (d)	37,300	112,095
Operadora de Sites Mexicanos SA (d)	163,300	207,339
Orbia Advance Corp. SAB de CV	130,210	342,861
Promotora y Operadora de Infraestructura SAB de CV (d)	27,540	217,619
Wal-Mart de Mexico SAB de CV	639,794	2,628,218
		20,725,986
PERU — 0.3%
Cia de Minas Buenaventura SAA ADR (c)(d)	25,300	254,771
Credicorp, Ltd.	8,300	1,426,521
Southern Copper Corp.	10,367	786,855
		2,468,147
PHILIPPINES — 0.8%
Aboitiz Equity Ventures, Inc.	230,800	265,390
AC Energy Corp.	905,200	152,191
Ayala Corp.	33,765	536,578
Ayala Land, Inc.	987,800	666,959
Bank of the Philippine Islands	219,869	423,209
BDO Unibank, Inc.	243,739	622,609
Globe Telecom, Inc.	3,070	150,671
GT Capital Holdings, Inc.	12,002	127,633

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
International Container Terminal Services, Inc.	124,510	$539,386
JG Summit Holdings, Inc.	368,500	436,423
Jollibee Foods Corp.	52,510	228,009
Manila Electric Co.	26,550	191,394
Metro Pacific Investments Corp.	1,460,000	106,880
Metropolitan Bank & Trust Co.	218,797	240,438
Monde Nissin Corp. (b)(c)	545,800	144,506
PLDT, Inc.	9,471	338,609
SM Investments Corp.	29,210	513,130
SM Prime Holdings, Inc.	1,228,100	895,348
Universal Robina Corp.	108,880	254,604
		6,833,967
POLAND — 0.7%
Allegro.eu SA (b)(c)	44,710	377,591
Bank Polska Kasa Opieki SA	22,640	610,177
CCC SA (c)	244	3,449
CD Projekt SA	8,603	356,064
Cyfrowy Polsat SA	29,925	198,651
Dino Polska SA (b)(c)	5,817	473,358
KGHM Polska Miedz SA	16,934	693,415
LPP SA	135	368,313
mBank SA (c)	1,753	147,406
Orange Polska SA (c)	76,094	143,689
PGE Polska Grupa Energetyczna SA (c)	100,297	217,816
Polski Koncern Naftowy ORLEN SA	36,822	666,259
Polskie Gornictwo Naftowe i Gazownictwo SA	214,675	318,201
Powszechna Kasa Oszczednosci Bank Polski SA (c)	107,453	1,020,867
Powszechny Zaklad Ubezpieczen SA	74,508	601,387
Santander Bank Polska SA	4,469	325,822
		6,522,465
QATAR — 1.0%
Barwa Real Estate Co.	223,427	214,032
Commercial Bank PQSC	241,961	496,313
Industries Qatar QSC	182,628	951,899
Masraf Al Rayan QSC	555,750	788,969
Mesaieed Petrochemical Holding Co.	526,182	420,454
Ooredoo QSC	97,478	190,366
Qatar Electricity & Water Co. QSC	54,655	274,037
Qatar Fuel QSC	59,964	294,365
Qatar Gas Transport Co., Ltd.	310,951	305,679
Qatar International Islamic Bank QSC	89,817	272,871
Qatar Islamic Bank SAQ	140,805	921,752
Qatar National Bank QPSC	550,508	3,479,007
		8,609,744
Security Description	Shares	Value
ROMANIA — 0.0% (f)
NEPI Rockcastle PLC	53,166	$354,102
RUSSIA — 0.0% (f)
Alrosa PJSC (c)(e)	293,625	—
Gazprom PJSC (e)	1,420,638	—
Inter RAO UES PJSC (c)(e)	4,533,728	—
LUKOIL PJSC (e)	49,139	—
Magnit PJSC (e)	9,440	—
MMC Norilsk Nickel PJSC (e)	7,572	—
Mobile TeleSystems PJSC ADR (e)	48,094	—
Mobile TeleSystems PJSC (e)	13,301	—
Moscow Exchange MICEX (c)(e)	172,751	—
Novatek PJSC GDR (e)	1,745	—
Novatek PJSC (e)	91,850	—
Novolipetsk Steel PJSC (c)(e)	172,213	—
Ozon Holdings PLC ADR (c)(d)(e)	6,064	—
Ozon Holdings PLC ADR (c)(e)	1,150	—
PhosAgro PJSC GDR (e)	16,625	—
Polymetal International PLC (e)	1,547	—
Polyus PJSC (c)(e)	4,021	—
Rosneft Oil Co PJSC (e)	140,958	—
Sberbank of Russia PJSC (e)	1,296,064	—
Severstal PAO (e)	25,372	—
Surgutneftegas PJSC (e)	874,000	—
Tatneft PJSC (e)	170,112	—
TCS Group Holding PLC GDR (c)(e)	14,078	—
TCS Group Holding PLC (c)(e)	346	—
United Co. RUSAL International PJSC (c)(e)	365,310	—
VK Co., Ltd. GDR (c)(e)	12,460	—
VTB Bank PJSC (e)	380,650,000	—
X5 Retail Group NV GDR (e)	14,639	—
Yandex NV Class A (c)(e)	30,984	—
Yandex NV Class A (c)	5,735	—
		—
SAUDI ARABIA — 4.1%
Abdullah Al Othaim Markets Co.	5,634	175,711
Advanced Petrochemical Co.	15,062	281,892
Al Rajhi Bank	148,847	6,353,351
Alinma Bank	118,560	1,222,618
Almarai Co. JSC	30,001	408,192
Arab National Bank	73,973	545,462
Bank AlBilad (c)	44,427	730,221
Bank Al-Jazira	47,793	333,678
Banque Saudi Fransi	71,238	1,015,527
Bupa Arabia for Cooperative Insurance Co.	7,400	353,085
Co. for Cooperative Insurance	7,268	138,854
Dar Al Arkan Real Estate Development Co. (c)	66,604	193,011

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Dr Sulaiman Al Habib Medical Services Group Co.	6,221	$314,500
Emaar Economic City (c)	50,405	156,182
Etihad Etisalat Co.	45,020	498,022
Jarir Marketing Co.	7,251	379,927
Mobile Telecommunications Co. (c)	52,073	184,017
Mouwasat Medical Services Co.	6,093	344,318
National Industrialization Co. (c)	41,108	250,938
National Petrochemical Co.	14,130	174,107
Rabigh Refining & Petrochemical Co. (c)	25,187	188,112
Riyad Bank	164,668	1,643,155
SABIC Agri-Nutrients Co.	25,887	1,249,066
Sahara International Petrochemical Co.	42,908	609,562
Saudi Arabian Mining Co. (c)	52,518	1,864,598
Saudi Arabian Oil Co. (b)	267,680	3,070,474
Saudi Basic Industries Corp.	109,442	3,803,848
Saudi British Bank	99,399	1,049,934
Saudi Electricity Co.	101,448	712,982
Saudi Industrial Investment Group	26,065	242,064
Saudi Kayan Petrochemical Co. (c)	89,630	535,758
Saudi National Bank	266,703	5,018,271
Saudi Research & Media Group (c)	4,298	286,969
Saudi Telecom Co.	73,335	2,098,346
Savola Group	31,681	306,937
Yanbu National Petrochemical Co.	30,681	544,611
		37,278,300
SINGAPORE — 0.0% (f)
BOC Aviation, Ltd. (b)	24,800	194,855
SOUTH AFRICA — 3.8%
Absa Group, Ltd.	86,924	1,127,087
African Rainbow Minerals, Ltd. (d)	13,509	264,541
Anglo American Platinum, Ltd.	6,434	883,487
Aspen Pharmacare Holdings, Ltd.	47,896	651,058
Bid Corp., Ltd.	40,384	878,899
Bidvest Group, Ltd. (d)	35,222	539,207
Capitec Bank Holdings, Ltd.	9,884	1,574,127
Clicks Group, Ltd.	29,735	628,886
Discovery, Ltd. (c)(d)	52,586	655,047
Exxaro Resources, Ltd.	30,201	456,633
FirstRand, Ltd. (d)	614,547	3,243,677
Gold Fields, Ltd.	108,260	1,676,471
Growthpoint Properties, Ltd. REIT	420,114	423,205
Harmony Gold Mining Co., Ltd.	68,567	343,875
Security Description	Shares	Value
Impala Platinum Holdings, Ltd. (d)	99,666	$1,534,089
Kumba Iron Ore, Ltd. (d)	7,748	344,170
Mr. Price Group, Ltd.	31,386	463,410
MTN Group, Ltd. (d)	206,435	2,671,089
MultiChoice Group, Ltd.	45,063	406,238
Naspers, Ltd. Class N	26,574	3,001,329
Nedbank Group, Ltd.	55,743	885,464
Northam Platinum Holdings, Ltd. (c)	43,214	644,935
Old Mutual, Ltd.	582,792	548,405
Pepkor Holdings, Ltd. (b)	161,167	255,882
Rand Merchant Investment Holdings, Ltd.	90,197	322,148
Remgro, Ltd.	65,128	667,749
Sanlam, Ltd.	228,351	1,124,178
Sasol, Ltd. (c)	68,653	1,659,758
Shoprite Holdings, Ltd.	60,708	979,863
Sibanye Stillwater, Ltd. (d)	331,636	1,333,498
SPAR Group, Ltd.	23,019	267,343
Standard Bank Group, Ltd.	164,076	2,038,468
Tiger Brands, Ltd.	20,040	222,034
Vodacom Group, Ltd.	77,548	849,114
Woolworths Holdings, Ltd. (d)	119,624	471,269
		34,036,633
SOUTH KOREA — 12.3%
Alteogen, Inc. (c)	3,260	150,573
Amorepacific Corp.	3,900	511,248
AMOREPACIFIC Group	3,707	133,459
BGF retail Co., Ltd.	940	135,016
Celltrion Healthcare Co., Ltd.	10,713	570,659
Celltrion Pharm, Inc. (c)	2,010	161,372
Celltrion, Inc.	12,013	1,691,166
Cheil Worldwide, Inc.	8,082	156,347
CJ CheilJedang Corp.	970	294,056
CJ Corp.	1,748	120,911
CJ ENM Co., Ltd.	1,378	148,337
CJ Logistics Corp. (c)	1,095	116,344
Coway Co., Ltd.	6,792	382,839
DB Insurance Co., Ltd.	5,734	330,172
Doosan Bobcat, Inc.	6,012	191,063
Doosan Heavy Industries & Construction Co., Ltd. (c)	44,485	740,458
Ecopro BM Co., Ltd.	1,346	434,983
E-MART, Inc.	2,451	283,072
F&F Co., Ltd.	431	262,879
Green Cross Corp.	701	116,311
GS Engineering & Construction Corp.	7,608	288,911
GS Holdings Corp.	5,345	193,037
Hana Financial Group, Inc.	36,668	1,458,403
Hankook Tire & Technology Co., Ltd.	9,170	253,183
Hanmi Pharm Co., Ltd.	799	179,997
Hanon Systems	23,666	229,007
Hanwha Solutions Corp. (c)	15,237	449,023

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
HLB, Inc. (c)	11,893	$298,440
HMM Co., Ltd.	32,673	778,322
Hotel Shilla Co., Ltd.	3,805	253,110
HYBE Co., Ltd. (c)	2,027	512,271
Hyundai Construction Equipment Co., Ltd.	4	121
Hyundai Engineering & Construction Co., Ltd.	9,583	375,166
Hyundai Glovis Co., Ltd.	2,209	348,315
Hyundai Heavy Industries Holdings Co., Ltd.	5,652	249,339
Hyundai Mobis Co., Ltd.	8,081	1,424,280
Hyundai Motor Co.	16,966	2,503,179
Hyundai Motor Co. Preference Shares (a)	4,550	323,363
Hyundai Motor Co. Preference Shares (a)	2,757	195,021
Hyundai Steel Co.	10,644	361,482
Iljin Materials Co., Ltd.	2,921	230,202
Industrial Bank of Korea	30,645	272,324
Kakao Corp.	37,970	3,300,296
Kakao Games Corp. (c)	3,480	221,865
KakaoBank Corp. (c)	11,322	478,188
Kangwon Land, Inc. (c)	11,649	265,690
KB Financial Group, Inc.	48,262	2,418,596
Kia Corp.	31,932	1,934,062
Korea Aerospace Industries, Ltd.	8,624	299,227
Korea Electric Power Corp. (c)	31,102	579,462
Korea Investment Holdings Co., Ltd.	4,926	316,465
Korea Shipbuilding & Offshore Engineering Co., Ltd. (c)	4,808	349,737
Korea Zinc Co., Ltd.	1,033	497,236
Korean Air Lines Co., Ltd. (c)	21,093	521,483
Krafton, Inc. (c)	2,697	607,601
KT&G Corp.	14,177	943,196
Kumho Petrochemical Co., Ltd.	2,145	271,847
L&F Co., Ltd. (c)	2,811	517,288
LG Chem, Ltd.	5,607	2,450,071
LG Chem, Ltd. Preference Shares	883	198,058
LG Corp.	10,641	668,235
LG Display Co., Ltd.	28,374	478,304
LG Electronics, Inc.	12,996	1,278,330
LG Energy Solution (c)	2,566	935,747
LG Household & Health Care, Ltd.	1,132	798,526
LG Household & Health Care, Ltd. Preference Shares	256	106,740
LG Innotek Co., Ltd.	1,732	546,863
LG Uplus Corp.	25,903	298,001
Lotte Chemical Corp.	2,093	359,223
Lotte Shopping Co., Ltd.	1,368	107,429
Meritz Financial Group, Inc.	5,526	184,969
Meritz Fire & Marine Insurance Co., Ltd.	5,041	196,195
Security Description	Shares	Value
Meritz Securities Co., Ltd.	36,594	$196,682
Mirae Asset Securities Co., Ltd.	34,595	242,855
NAVER Corp.	14,983	4,164,210
NCSoft Corp.	1,983	760,493
Netmarble Corp. (b)	2,538	231,934
NH Investment & Securities Co., Ltd.	17,388	162,587
Orion Corp/Republic of Korea	2,872	209,128
Pan Ocean Co., Ltd.	30,615	175,391
Pearl Abyss Corp. (c)	3,682	299,374
POSCO Chemtech Co., Ltd.	3,831	376,639
POSCO Holdings, Inc.	8,977	2,153,346
S-1 Corp.	2,014	118,143
Samsung Biologics Co., Ltd. (b)(c)	1,985	1,348,761
Samsung C&T Corp.	10,218	954,058
Samsung Electro-Mechanics Co., Ltd.	6,762	910,469
Samsung Electronics Co., Ltd. Preference Shares	100,014	5,182,267
Samsung Electronics Co., Ltd.	581,426	33,270,920
Samsung Engineering Co., Ltd. (c)	18,740	402,217
Samsung Fire & Marine Insurance Co., Ltd.	3,802	684,683
Samsung Heavy Industries Co., Ltd. (c)	81,902	381,368
Samsung Life Insurance Co., Ltd.	8,567	463,933
Samsung SDI Co., Ltd.	6,696	3,258,874
Samsung SDS Co., Ltd.	4,228	479,669
Samsung Securities Co., Ltd.	7,794	267,647
SD Biosensor, Inc.	4,579	210,807
Seegene, Inc.	4,301	180,234
Shinhan Financial Group Co., Ltd.	53,569	1,819,670
SK Biopharmaceuticals Co., Ltd. (c)	3,238	238,491
SK Bioscience Co., Ltd. (c)	2,839	364,203
SK Chemicals Co., Ltd.	1,285	142,967
SK Hynix, Inc.	66,542	6,401,283
SK IE Technology Co., Ltd. (b)(c)	2,980	307,025
SK Innovation Co., Ltd. (c)	6,223	1,091,682
SK Square Co., Ltd. (c)	11,824	549,963
SK Telecom Co., Ltd.	3,352	156,734
SK, Inc.	5,067	1,004,118
SKC Co., Ltd.	2,581	324,529
S-Oil Corp.	5,538	439,408
Woori Financial Group, Inc.	62,101	778,355
Yuhan Corp.	6,422	308,109
		111,249,917
TAIWAN — 15.5%
Accton Technology Corp.	61,000	469,030
Acer, Inc.	348,000	360,706
Advantech Co., Ltd.	47,002	602,266

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
ASE Technology Holding Co., Ltd.	401,307	$1,430,043
Asia Cement Corp.	275,000	464,364
ASMedia Technology, Inc.	4,000	267,247
Asustek Computer, Inc.	87,000	1,128,709
AU Optronics Corp.	996,000	679,328
Catcher Technology Co., Ltd.	84,000	421,414
Cathay Financial Holding Co., Ltd.	966,087	2,156,438
Chailease Holding Co., Ltd.	159,297	1,397,245
Chang Hwa Commercial Bank, Ltd.	493,413	328,842
Cheng Shin Rubber Industry Co., Ltd.	220,000	270,838
China Development Financial Holding Corp.	1,879,826	1,247,669
China Steel Corp.	1,430,000	1,927,983
Chunghwa Telecom Co., Ltd.	461,000	2,041,710
Compal Electronics, Inc. (c)	511,000	476,013
CTBC Financial Holding Co., Ltd.	2,263,040	2,306,277
Delta Electronics, Inc.	237,000	2,197,399
E Ink Holdings, Inc.	102,000	648,598
E.Sun Financial Holding Co., Ltd.	1,466,618	1,682,657
Eclat Textile Co., Ltd.	23,550	389,863
eMemory Technology, Inc. (c)	8,000	508,367
Evergreen Marine Corp. Taiwan, Ltd. (c)	309,252	1,437,452
Far Eastern New Century Corp.	363,000	383,603
Far EasTone Telecommunications Co., Ltd. (c)	195,000	499,642
Feng TAY Enterprise Co., Ltd.	54,361	361,496
First Financial Holding Co., Ltd.	1,271,954	1,257,832
Formosa Chemicals & Fibre Corp.	430,000	1,180,209
Formosa Petrochemical Corp.	139,000	456,214
Formosa Plastics Corp.	466,000	1,723,526
Foxconn Technology Co., Ltd.	115,830	252,199
Fubon Financial Holding Co., Ltd.	924,855	2,455,691
Giant Manufacturing Co., Ltd.	36,000	325,866
Globalwafers Co., Ltd.	27,000	628,425
Hiwin Technologies Corp.	34,582	287,029
Hon Hai Precision Industry Co., Ltd.	1,515,800	5,565,758
Hotai Motor Co., Ltd.	37,000	767,042
Hua Nan Financial Holdings Co., Ltd.	1,038,965	878,856
Innolux Corp.	1,161,000	672,408
Inventec Corp.	325,000	278,592
Largan Precision Co., Ltd.	12,000	784,432
Lite-On Technology Corp.	255,958	604,771
MediaTek, Inc. (c)	185,000	5,757,295
Security Description	Shares	Value
Mega Financial Holding Co., Ltd.	1,319,000	$1,969,534
Micro-Star International Co., Ltd.	80,000	359,172
momo.com, Inc.	6,000	195,023
Nan Ya Plastics Corp.	625,000	2,023,202
Nan Ya Printed Circuit Board Corp.	27,000	484,658
Nanya Technology Corp.	148,000	353,051
Nien Made Enterprise Co., Ltd.	20,000	232,848
Novatek Microelectronics Corp.	70,000	1,029,260
Oneness Biotech Co., Ltd. (c)	28,000	208,865
Pegatron Corp.	242,000	609,371
Pou Chen Corp.	294,000	321,857
President Chain Store Corp. (c)	69,000	632,872
Quanta Computer, Inc.	327,000	1,001,421
Realtek Semiconductor Corp.	56,000	831,868
Ruentex Development Co., Ltd.	143,064	392,181
Shanghai Commercial & Savings Bank, Ltd.	432,736	754,152
Shin Kong Financial Holding Co., Ltd.	1,442,741	540,010
SinoPac Financial Holdings Co., Ltd.	1,235,457	790,140
Synnex Technology International Corp.	159,700	416,858
Taishin Financial Holding Co., Ltd.	1,240,363	882,366
Taiwan Cement Corp.	639,085	1,108,482
Taiwan Cooperative Financial Holding Co., Ltd.	1,167,864	1,198,647
Taiwan High Speed Rail Corp.	230,000	231,065
Taiwan Mobile Co., Ltd.	210,000	768,461
Taiwan Semiconductor Manufacturing Co., Ltd.	2,999,000	61,520,030
Unimicron Technology Corp.	148,000	1,261,470
Uni-President Enterprises Corp.	590,000	1,346,476
United Microelectronics Corp.	1,444,000	2,651,796
Vanguard International Semiconductor Corp.	110,000	473,660
Voltronic Power Technology Corp.	8,000	403,724
Wan Hai Lines, Ltd.	74,800	409,633
Win Semiconductors Corp.	41,000	377,306
Winbond Electronics Corp.	364,000	389,880
Wiwynn Corp.	10,000	352,764
WPG Holdings, Ltd.	196,880	383,553
Yageo Corp.	52,556	784,510
Yang Ming Marine Transport Corp. (c)	212,000	908,875
Yuanta Financial Holding Co., Ltd.	1,191,600	1,091,666
Zhen Ding Technology Holding, Ltd.	82,000	305,326
		139,957,377

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
TANZANIA, UNITED REPUBLIC OF — 0.1%
AngloGold Ashanti, Ltd.	50,355	$1,194,826
THAILAND — 1.8%
Advanced Info Service PCL	140,000	981,053
Advanced Info Service PCL NVDR	3,500	24,456
Airports of Thailand PCL (c)	518,400	1,032,902
Asset World Corp. PCL (c)	1,013,600	155,469
B Grimm Power PCL	85,100	90,219
Bangkok Commercial Asset Management PCL	222,200	137,664
Bangkok Dusit Medical Services PCL Class F	1,161,900	873,609
Bangkok Expressway & Metro PCL	898,599	235,122
Berli Jucker PCL	150,300	162,731
BTS Group Holdings PCL NVDR	93,700	25,849
BTS Group Holdings PCL	847,484	234,492
Bumrungrad Hospital PCL	54,000	254,165
Bumrungrad Hospital PCL NVDR	5,000	23,459
Carabao Group PCL NVDR	6,500	21,027
Carabao Group PCL Class F	30,300	98,418
Central Pattana PCL	245,900	436,334
Central Retail Corp. PCL	212,858	254,469
Charoen Pokphand Foods PCL	463,300	335,805
CP ALL PCL NVDR	12,200	23,768
CP ALL PCL	700,500	1,369,399
Delta Electronics Thailand PCL	37,100	432,926
Electricity Generating PCL	30,100	153,895
Energy Absolute PCL (d)	183,019	539,424
Global Power Synergy PCL Class F	88,800	192,956
Gulf Energy Development PCL	355,560	548,044
Home Product Center PCL	711,100	340,045
Indorama Ventures PCL	211,400	295,642
Intouch Holdings PCL Class F	137,800	322,224
Krung Thai Bank PCL	413,300	171,535
Krungthai Card PCL	106,400	196,800
Land & Houses PCL	1,007,753	287,929
Minor International PCL (c)	381,295	384,162
Muangthai Capital PCL	85,000	134,211
Osotspa PCL	143,000	161,278
PTT Exploration & Production PCL	167,900	727,146
PTT Global Chemical PCL	268,000	409,053
PTT Oil & Retail Business PCL	372,200	279,850
PTT PCL NVDR	21,600	24,892
PTT PCL	1,198,700	1,387,968
Ratch Group PCL	101,800	134,713
SCG Packaging PCL	155,000	282,030
Siam Cement PCL	94,279	1,085,981
Siam Commercial Bank PCL	99,000	339,429
Sri Trang Gloves Thailand PCL	120,400	91,432
Security Description	Shares	Value
Srisawad Corp. PCL	89,300	$153,086
Thai Oil PCL	119,300	185,677
Thai Oil PCL NVDR	14,100	21,819
Thai Union Group PCL Class F	348,400	198,038
True Corp. PCL (d)	1,233,437	191,044
True Corp. PCL NVDR	159,900	24,694
		16,468,333
TURKEY — 0.3%
Akbank T.A.S.	362,336	178,613
Aselsan Elektronik Sanayi Ve Ticaret A/S	80,550	132,568
BIM Birlesik Magazalar A/S	56,145	324,022
Eregli Demir ve Celik Fabrikalari TAS	172,146	377,488
Ford Otomotiv Sanayi A/S	8,083	164,605
KOC Holding A/S	92,568	250,294
Turkcell Iletisim Hizmetleri A/S	151,342	232,568
Turkiye Garanti Bankasi A/S	285,837	237,747
Turkiye Is Bankasi A/S Class C	202,653	121,876
Turkiye Petrol Rafinerileri AS (c)	15,359	224,504
Turkiye Sise ve Cam Fabrikalari A/S	169,508	175,775
		2,420,060
UNITED ARAB EMIRATES — 1.4%
Abu Dhabi Commercial Bank PJSC	336,914	960,072
Abu Dhabi Islamic Bank PJSC	178,712	424,589
Abu Dhabi National Oil Co. for Distribution PJSC	301,414	344,173
Aldar Properties PJSC	474,659	635,406
Dubai Islamic Bank PJSC	352,230	589,868
Emaar Properties PJSC	484,679	787,285
Emirates NBD Bank PJSC	308,721	1,256,225
Emirates Telecommunications Group Co. PJSC	422,986	4,259,562
First Abu Dhabi Bank PJSC	537,645	3,454,465
		12,711,645
UNITED STATES — 0.2%
JBS SA	87,900	688,668
Legend Biotech Corp. ADR (c)	5,800	210,772
Parade Technologies, Ltd.	9,000	562,482
		1,461,922
TOTAL COMMON STOCKS (Cost $701,443,045)		863,272,367

PREFERRED STOCKS — 0.0% (f)
RUSSIA — 0.0% (f)
Surgutneftegas PJSC, (e) (Cost: $464,775)	807,200	—

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
RIGHTS — 0.0% (f)
SOUTH KOREA — 0.0% (f)
Samsung Biologics Co., Ltd. (expiring 4/8/22) (c) (Cost: $0)	131	$20,319
WARRANTS — 2.0%
CHINA — 0.8%
MSCI CHINA A INCLUSION Net Return USD Index (expiring 8/31/27) (c)	5,200	7,535,341
SWITZERLAND — 1.2%
UBS AG (expiring 11/26/27) (c)	3,600	4,962,020
UBS AG (expiring 5/28/27) (c)	4,202	5,920,862
		10,882,882
THAILAND — 0.0% (f)
BTS Group Holdings PCL (expiring 11/20/26) (c)	159,037	2,487
BTS Group Holdings PCL (expiring 11/7/24) (c)	79,518	1,315
BTS Group Holdings PCL (expiring 9/5/22) (c)	39,759	586
Srisawad Corp. PCL (expiring 8/29/25) (c)	3,196	755
		5,143
TOTAL WARRANTS (Cost $15,894,439)		18,423,366
SHORT-TERM INVESTMENTS — 2.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (g)(h)	16,234,689	16,233,065
State Street Navigator Securities Lending Portfolio II (i)(j)	8,420,367	8,420,367
TOTAL SHORT-TERM INVESTMENTS (Cost $24,652,156)		24,653,432
TOTAL INVESTMENTS — 100.6% (Cost $742,454,415)		906,369,484
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(4,978,899)
NET ASSETS — 100.0%		$901,390,585

(a)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.6% of net assets as of March 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Non-income producing security.
(d)	All or a portion of the shares of the security are on loan at March 31, 2022.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2022, total aggregate fair value of the securities is $0, representing less than 0.00% of the Fund's net assets.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2022.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

At March 31, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets (long)	459	06/17/2022	$24,411,242	$25,830,225	$1,418,983
See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$141,611,531	$721,660,836	$0(a)	$863,272,367
Preferred Stocks	—	—	—	0
Rights	—	20,319	—	20,319
Warrants	5,143	18,418,223	—	18,423,366
Short-Term Investments	24,653,432	—	—	24,653,432
TOTAL INVESTMENTS	$166,270,106	$740,099,378	$0	$906,369,484
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	1,418,983	—	—	1,418,983
TOTAL OTHER FINANCIAL INSTRUMENTS:	$1,418,983	$—	$—	$1,418,983
(a)	The Fund held Level 3 securities that were valued at $0 at March 31, 2022.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
Top Five Sectors as of March 31, 2022

Description	% of Net Assets
Financials	23.3%
Information Technology	20.8
Consumer Discretionary	11.8
Communication Services	9.8
Materials	9.0
TOTAL	74.7%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	31,402,986	$31,406,126	$52,759,724	$67,928,229	$(7,642)	$3,086	16,234,689	$16,233,065	$5,299
State Street Navigator Securities Lending Portfolio II	3,735,580	3,735,580	20,185,067	15,500,280	—	—	8,420,367	8,420,367	4,506
Total		$35,141,706	$72,944,791	$83,428,509	$(7,642)	$3,086		$24,653,432	$9,805
See accompanying notes to schedule of investments.

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Schedule of Investments
March 31, 2022 (Unaudited)

State Street Hedged International Developed Equity Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street International Developed Equity Index Portfolio, a separate series of State Street Master Funds.
The portfolio of investments for the State Street International Developed Equity Index Portfolio follows the portfolio of investments for the State Street Hedged International Developed Equity Index Fund.
Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 97.6%
UNITED STATES — 97.6%
State Street International Developed Equity Portfolio, (a) (Cost: $3,577,439,863)		$4,326,606,429
SHORT-TERM INVESTMENT — 1.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (b)(c) (Cost $43,960,752)	43,961,444	43,957,048
TOTAL INVESTMENTS — 98.6% (Cost $3,621,400,615)		4,370,563,477
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.4%		60,596,999
NET ASSETS — 100.0%		$4,431,160,476

(a)	Affiliated fund managed by SSGA Funds Management, Inc.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2022.
At March 31, 2022, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Bank of America	EUR4,125,000	USD4,585,812	04/04/2022	$(3,871)
Bank of America	AUD1,444,000	USD1,047,316	04/04/2022	(37,055)
Bank of America	SEK4,362,000	USD436,697	04/04/2022	(31,359)
Bank of America	SEK4,459,000	USD461,871	04/04/2022	(16,593)
Bank of America	JPY274,634,000	USD2,344,798	04/04/2022	82,108
Bank of America	AUD1,340,000	USD972,271	04/04/2022	(34,002)
Bank of America	SEK4,407,000	USD467,070	04/04/2022	(5,815)
Bank of Montreal	USD99,832,189	EUR88,760,000	04/04/2022	(1,073,350)
Bank of Montreal	USD41,532,282	GBP30,943,000	04/04/2022	(791,166)
Bank of Montreal	USD467,060,225	JPY56,689,434,805	04/04/2022	—
Bank of Montreal	JPY57,327,244,305	USD498,084,150	04/04/2022	25,769,058
Bank of Montreal	JPY56,689,434,805	USD467,330,131	05/06/2022	(1,734)
Barclays Capital	USD7,269,108	AUD9,819,000	04/04/2022	104,468
Barclays Capital	USD329,740,681	AUD439,098,050	04/04/2022	(104)
Barclays Capital	USD9,852,613	CHF9,195,000	04/04/2022	139,237
See accompanying notes to schedule of investments.

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Barclays Capital	USD446,854,193	CHF411,217,571	04/04/2022	$—
Barclays Capital	USD2,433,515	DKK16,382,000	04/04/2022	16,917
Barclays Capital	USD107,950,304	DKK721,685,566	04/04/2022	—
Barclays Capital	USD31,001,291	EUR28,046,000	04/04/2022	204,099
Barclays Capital	USD14,760,037	GBP11,208,000	04/04/2022	(3,018)
Barclays Capital	USD2,713,137	HKD21,222,000	04/04/2022	(3,277)
Barclays Capital	USD119,380,447	HKD934,916,035	04/04/2022	—
Barclays Capital	USD19,365,194	ILS61,799,174	04/04/2022	—
Barclays Capital	USD21,281,035	JPY2,535,460,000	04/04/2022	(391,561)
Barclays Capital	USD710,357	NOK6,217,000	04/04/2022	644
Barclays Capital	USD31,474,099	NOK275,209,520	04/04/2022	—
Barclays Capital	USD9,185,837	NZD13,206,581	04/04/2022	1
Barclays Capital	USD3,430,430	SEK32,284,000	04/04/2022	33,741
Barclays Capital	USD154,534,791	SEK1,440,171,531	04/04/2022	—
Barclays Capital	USD1,127,481	SGD1,529,000	04/04/2022	2,308
Barclays Capital	USD49,671,777	SGD67,223,299	04/04/2022	—
Barclays Capital	AUD1,326,000	USD970,137	04/04/2022	(25,622)
Barclays Capital	AUD1,356,000	USD992,334	04/04/2022	(25,954)
Barclays Capital	GBP1,548,000	USD2,039,388	04/04/2022	1,213
Barclays Capital	GBP2,128,000	USD2,777,705	04/04/2022	(24,127)
Barclays Capital	DKK3,111,000	USD459,638	04/04/2022	(5,708)
Barclays Capital	DKK721,685,566	USD108,034,335	05/03/2022	(7,526)
Barclays Capital	CHF411,217,571	USD447,284,344	05/03/2022	(9,265)
Barclays Capital	ILS61,799,174	USD19,368,835	05/03/2022	(5,316)
Barclays Capital	SEK1,440,171,531	USD154,611,106	05/03/2022	(4,807)
Barclays Capital	NZD13,206,581	USD9,181,347	05/03/2022	(433)
Barclays Capital	AUD439,098,050	USD329,841,673	05/03/2022	(12,133)
Barclays Capital	HKD934,916,035	USD119,409,723	05/03/2022	(1,519)
Barclays Capital	NOK275,209,520	USD31,462,225	05/03/2022	181
Barclays Capital	SGD67,223,299	USD49,664,621	05/06/2022	(728)
BNP Paribas S.A.	USD13,899,221	SEK131,048,000	04/04/2022	162,628
BNP Paribas S.A.	JPY350,199,000	USD3,025,719	04/04/2022	140,455
Citibank N.A.	USD17,557,976	CHF16,082,000	04/04/2022	(82,290)
Citibank N.A.	USD697,724,075	EUR627,083,157	04/04/2022	174
Citibank N.A.	USD329,951,534	GBP250,599,274	04/04/2022	124
Citibank N.A.	GBP266,883,774	USD358,176,706	04/04/2022	6,784,054
Citibank N.A.	EUR673,496,657	USD757,427,810	04/04/2022	8,061,568
Citibank N.A.	SEK4,749,000	USD492,210	04/04/2022	(17,372)
Citibank N.A.	GBP250,599,274	USD329,883,872	05/03/2022	(7,925)
Citibank N.A.	EUR627,083,157	USD698,291,585	05/03/2022	(31,104)
HSBC Bank USA	USD467,060,225	JPY56,689,434,805	04/04/2022	—
HSBC Bank USA	EUR673,496,657	USD757,346,991	04/04/2022	7,980,749
HSBC Bank USA	GBP266,883,773	USD358,155,354	04/04/2022	6,762,703
HSBC Bank USA	CHF1,242,000	USD1,343,575	04/04/2022	(6,058)
HSBC Bank USA	CHF1,270,000	USD1,372,568	04/04/2022	(7,492)
See accompanying notes to schedule of investments.

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
HSBC Bank USA	JPY56,689,434,805	USD467,322,041	05/06/2022	$(9,824)
JP Morgan Chase Bank, N.A.	USD1,515,834	DKK10,026,000	04/04/2022	(16,137)
JP Morgan Chase Bank, N.A.	USD7,891,690	JPY908,253,000	04/04/2022	(408,658)
JP Morgan Chase Bank, N.A.	HKD1,006,914,035	USD128,862,729	04/04/2022	288,779
JP Morgan Chase Bank, N.A.	NZD13,206,581	USD8,934,080	04/04/2022	(251,758)
JP Morgan Chase Bank, N.A.	SEK1,579,395,531	USD167,477,390	04/04/2022	(1,996,560)
JP Morgan Chase Bank, N.A.	ILS61,799,174	USD19,291,443	04/04/2022	(73,750)
JP Morgan Chase Bank, N.A.	SGD68,752,299	USD50,639,733	04/04/2022	(161,833)
JP Morgan Chase Bank, N.A.	CHF428,633,571	USD467,848,644	04/04/2022	2,069,159
JP Morgan Chase Bank, N.A.	AUD422,427,050	USD306,667,253	04/04/2022	(10,554,240)
JP Morgan Chase Bank, N.A.	DKK744,982,566	USD112,626,150	04/04/2022	1,191,062
JP Morgan Chase Bank, N.A.	NOK281,426,520	USD31,994,284	04/04/2022	(190,817)
JP Morgan Chase Bank, N.A.	CHF1,352,000	USD1,471,800	04/04/2022	2,634
JP Morgan Chase Bank, N.A.	EUR3,789,000	USD4,123,704	04/04/2022	(92,128)
JP Morgan Chase Bank, N.A.	CHF1,746,000	USD1,867,416	04/04/2022	(29,895)
JP Morgan Chase Bank, N.A.	AUD1,864,000	USD1,348,730	04/04/2022	(51,041)
JP Morgan Chase Bank, N.A.	JPY481,539,000	USD4,083,984	04/04/2022	116,619
JP Morgan Chase Bank, N.A.	CHF1,255,000	USD1,333,276	04/04/2022	(30,484)
JP Morgan Chase Bank, N.A.	JPY346,162,000	USD2,922,777	04/04/2022	70,773
Morgan Stanley Bank, N.A.	GBP1,514,000	USD1,986,024	04/04/2022	(7,385)
Morgan Stanley Bank, N.A.	EUR5,326,000	USD5,855,114	04/04/2022	(70,862)
Royal Bank of Canada	JPY372,976,000	USD3,251,991	04/04/2022	179,068
Royal Bank of Canada	EUR3,873,000	USD4,296,439	04/04/2022	(12,856)
Royal Bank of Canada	EUR3,037,000	USD3,320,106	04/04/2022	(59,013)
Royal Bank of Canada	AUD46,463,000	USD34,901,937	05/03/2022	(1,423)
Royal Bank of Canada	HKD32,166,000	USD4,108,411	05/03/2022	40
Royal Bank of Canada	SGD6,675,000	USD4,931,327	05/06/2022	(240)
Royal Bank of Canada	JPY10,963,148,000	USD90,374,533	05/06/2022	(2,596)
Societe Generale	AUD1,063,000	USD776,705	04/04/2022	(21,555)
Societe Generale	GBP1,214,000	USD1,583,675	04/04/2022	(14,739)
Standard Chartered Bank	GBP1,648,000	USD2,193,386	04/04/2022	23,546
Toronto Dominion Bank	EUR45,187,000	USD50,320,605	05/03/2022	154
Toronto Dominion Bank	GBP21,171,000	USD27,868,721	05/03/2022	(1,029)
UBS AG	JPY342,584,000	USD2,971,537	04/04/2022	149,011
UBS AG	CHF996,000	USD1,066,758	04/04/2022	(15,557)
UBS AG	SEK6,131,000	USD640,866	04/04/2022	(17,009)
UBS AG	HKD4,030,000	USD514,787	04/04/2022	192
UBS AG	EUR3,829,000	USD4,217,881	04/04/2022	(42,457)
UBS AG	GBP1,530,000	USD2,005,847	04/04/2022	(8,628)
Westpac Banking Corp.	USD697,724,075	EUR627,083,157	04/04/2022	174
Westpac Banking Corp.	USD329,951,533	GBP250,599,273	04/04/2022	124
Westpac Banking Corp.	USD7,014,537	HKD54,806,000	04/04/2022	(16,299)
Westpac Banking Corp.	JPY57,327,244,305	USD498,079,823	04/04/2022	25,764,731
Westpac Banking Corp.	AUD18,097,000	USD13,138,911	04/04/2022	(451,027)
Westpac Banking Corp.	EUR627,083,157	USD698,312,279	05/03/2022	(10,411)
See accompanying notes to schedule of investments.

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Westpac Banking Corp.	GBP250,599,273	USD329,885,375	05/03/2022	$(6,421)
Westpac Banking Corp.	NOK22,658,000	USD2,590,032	05/03/2022	(239)
Westpac Banking Corp.	DKK74,756,000	USD11,190,304	05/03/2022	(1,242)
Westpac Banking Corp.	SEK80,031,000	USD8,591,166	05/03/2022	(912)
Westpac Banking Corp.	ILS2,779,000	USD871,266	05/03/2022	45
Westpac Banking Corp.	CHF23,304,000	USD25,348,730	05/03/2022	275
Total				$68,805,507

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar

At March 31, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	1,045	06/17/2022	$110,006,825	$112,044,900	$2,038,075

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$4,326,606,429	$—	$—	$4,326,606,429
Short-Term Investment	43,957,048	—	—	43,957,048
TOTAL INVESTMENTS	$4,370,563,477	$—	$—	$4,370,563,477
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts(a)	—	86,102,816	—	86,102,816
Futures Contracts	2,038,075	—	—	2,038,075
TOTAL OTHER FINANCIAL INSTRUMENTS	$2,038,075	$86,102,816	$—	$88,140,891
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts	—	(17,297,309)	—	(17,297,309)
TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$(17,297,309)	$—	$(17,297,309)
(a)	Forward Foreign Currency Exchange Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to schedule of investments.

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	180,990,689	$181,008,788	$94,159,380	$231,148,764	$(64,754)	$2,398	43,961,444	$43,957,048	$22,930
See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 97.2%
AUSTRALIA — 8.8%
Ampol, Ltd.	61,856	$1,410,210
APA Group Stapled Security	306,517	2,444,775
Aristocrat Leisure, Ltd.	162,110	4,415,572
ASX, Ltd.	51,483	3,142,808
Aurizon Holdings, Ltd.	511,873	1,411,938
Australia & New Zealand Banking Group, Ltd.	741,683	15,251,638
BHP Group, Ltd. (a)(b)	802,668	31,050,389
BHP Group, Ltd. (b)	523,749	20,356,826
BlueScope Steel, Ltd.	137,029	2,138,359
Brambles, Ltd.	378,180	2,800,716
Cochlear, Ltd.	16,823	2,818,731
Coles Group, Ltd.	344,938	4,626,572
Commonwealth Bank of Australia	445,262	35,189,596
Computershare, Ltd.	147,817	2,726,360
Crown Resorts, Ltd. (c)	91,949	878,704
CSL, Ltd.	125,559	25,155,679
Dexus REIT	270,593	2,216,582
Domino's Pizza Enterprises, Ltd.	15,336	1,001,813
Endeavour Group, Ltd.	333,557	1,820,905
Evolution Mining, Ltd.	510,256	1,690,067
Fortescue Metals Group, Ltd.	451,323	6,962,229
Glencore PLC (c)	2,611,983	17,034,223
Goodman Group REIT	442,934	7,554,990
GPT Group REIT	477,245	1,847,400
IDP Education, Ltd.	55,969	1,314,541
Insurance Australia Group, Ltd.	674,518	2,215,369
LendLease Corp., Ltd. Stapled Security	174,907	1,463,175
Macquarie Group, Ltd.	89,049	13,514,924
Medibank Pvt, Ltd.	749,826	1,728,845
Mineral Resources, Ltd. (c)	47,202	1,867,304
Mirvac Group REIT	1,077,242	2,004,556
National Australia Bank, Ltd.	860,535	20,790,631
Newcrest Mining, Ltd.	234,947	4,764,474
Northern Star Resources, Ltd.	278,756	2,256,881
Orica, Ltd.	114,691	1,369,419
Origin Energy, Ltd.	465,050	2,172,343
Qantas Airways, Ltd. (c)	265,173	1,028,953
QBE Insurance Group, Ltd.	399,556	3,438,451
Ramsay Health Care, Ltd.	47,224	2,295,181
REA Group, Ltd.	13,455	1,353,631
Reece, Ltd.	78,827	1,113,778
Rio Tinto PLC	294,737	23,617,030
Rio Tinto, Ltd.	96,508	8,658,374
Santos, Ltd.	862,429	5,017,898
Scentre Group REIT	1,323,926	3,020,811
SEEK, Ltd. (a)	86,780	1,917,886
Sonic Healthcare, Ltd.	119,077	3,155,031
South32, Ltd.	1,220,004	4,653,994
Security Description	Shares	Value
Stockland REIT	629,374	$2,001,549
Suncorp Group, Ltd.	341,848	2,843,849
Tabcorp Holdings, Ltd.	614,471	2,456,784
Telstra Corp., Ltd.	1,059,376	3,140,964
Transurban Group Stapled Security	801,280	8,124,759
Treasury Wine Estates, Ltd.	200,081	1,734,427
Vicinity Centres REIT	995,722	1,386,610
Washington H Soul Pattinson & Co., Ltd.	55,640	1,190,964
Wesfarmers, Ltd.	295,221	11,117,265
Westpac Banking Corp.	962,781	17,455,737
WiseTech Global, Ltd.	41,375	1,562,819
Woodside Petroleum, Ltd.	262,248	6,324,505
Woolworths Group, Ltd.	321,503	8,958,077
		378,978,871
AUSTRIA — 0.3%
Erste Group Bank AG	93,189	3,417,937
Mondi PLC	122,267	2,382,034
OMV AG	38,513	1,850,893
Raiffeisen Bank International AG (c)	34,387	491,018
Verbund AG	17,574	1,866,625
Voestalpine AG (a)	32,796	981,531
		10,990,038
BELGIUM — 0.8%
Ageas SA/NV	47,008	2,390,156
Anheuser-Busch InBev SA/NV (a)	227,890	13,703,936
Elia Group SA	8,656	1,328,295
Etablissements Franz Colruyt NV	12,414	516,842
Groupe Bruxelles Lambert SA	29,377	3,057,409
KBC Group NV	64,783	4,675,018
Proximus SADP	40,640	761,151
Sofina SA	3,768	1,377,096
Solvay SA (a)	19,433	1,926,312
UCB SA	34,024	4,092,709
Umicore SA (a)	52,529	2,283,827
		36,112,751
BRAZIL — 0.1%
Yara International ASA	45,629	2,297,456
CHILE — 0.1%
Antofagasta PLC	104,372	2,273,072
CHINA — 0.6%
BOC Hong Kong Holdings, Ltd.	968,000	3,643,259
Budweiser Brewing Co. APAC, Ltd. (a)(d)	479,400	1,266,232
Chow Tai Fook Jewellery Group, Ltd. (c)	530,400	958,193
ESR Cayman, Ltd. (c)(d)	507,600	1,573,380
Futu Holdings, Ltd. ADR (c)	13,300	433,048

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Prosus NV (c)	246,168	$13,352,110
SITC International Holdings Co., Ltd.	374,000	1,308,085
Wilmar International, Ltd.	491,200	1,703,648
		24,237,955
DENMARK — 2.6%
Ambu A/S Class B (a)	50,370	745,802
AP Moller - Maersk A/S Class A	810	2,405,300
AP Moller - Maersk A/S Class B	1,491	4,506,370
Carlsberg A/S Class B	27,252	3,364,885
Chr. Hansen Holding A/S	27,196	2,008,494
Coloplast A/S Class B	31,084	4,734,598
Danske Bank A/S (a)	175,551	2,937,232
Demant A/S (c)	26,480	1,205,296
DSV A/S	53,184	10,252,089
Genmab A/S (c)	17,465	6,344,098
GN Store Nord A/S	32,214	1,588,165
Novo Nordisk A/S Class B	439,793	49,062,856
Novozymes A/S Class B (a)	53,073	3,659,998
Orsted A/S (a)(d)	48,750	6,137,475
Pandora A/S (a)	26,143	2,504,932
ROCKWOOL International A/S Class B	2,413	801,172
Tryg A/S (a)	94,454	2,309,930
Vestas Wind Systems A/S (a)	267,257	7,885,373
		112,454,065
FINLAND — 1.1%
Elisa Oyj	37,876	2,297,392
Fortum Oyj (a)	111,590	2,051,337
Kesko Oyj Class B	71,347	1,981,294
Kone Oyj Class B	87,455	4,603,005
Neste Oyj (a)	109,448	5,018,950
Nokia Oyj (c)	1,404,678	7,780,343
Nordea Bank Abp	841,033	8,732,995
Orion Oyj Class B	25,941	1,184,974
Sampo Oyj Class A	131,427	6,459,228
Stora Enso Oyj Class R (a)	147,314	2,906,641
UPM-Kymmene Oyj (a)	138,953	4,563,762
Wartsila OYJ Abp (a)	115,743	1,062,948
		48,642,869
FRANCE — 10.1%
Accor SA (c)	42,276	1,369,981
Adevinta ASA (c)	87,235	801,836
Aeroports de Paris (c)	8,248	1,240,526
Air Liquide SA	123,945	21,808,860
Airbus SE (c)	154,354	18,733,419
Alstom SA	81,850	1,926,278
Amundi SA (d)	16,665	1,146,160
Arkema SA	16,900	2,031,915
AXA SA	513,099	15,107,532
BioMerieux	10,678	1,146,265
BNP Paribas SA	295,130	16,962,672
Security Description	Shares	Value
Bollore SE	253,250	$1,333,799
Bouygues SA	62,690	2,200,794
Bureau Veritas SA	79,499	2,279,699
Capgemini SE	41,538	9,270,732
Carrefour SA	161,546	3,535,912
Cie de Saint-Gobain	131,178	7,850,296
Cie Generale des Etablissements Michelin SCA	44,836	6,111,125
CNP Assurances	44,447	1,076,227
Covivio REIT	14,653	1,172,891
Credit Agricole SA	332,485	3,995,697
Danone SA	171,222	9,513,536
Dassault Aviation SA	6,050	960,926
Dassault Systemes SE	173,337	8,565,075
Edenred	64,091	3,187,303
Eiffage SA	22,258	2,297,603
Electricite de France SA	125,210	1,182,044
Engie SA	482,323	6,377,787
EssilorLuxottica SA	75,792	13,941,840
Eurazeo SE	10,324	872,996
Faurecia SE	33,961	888,394
Gecina SA REIT	11,417	1,447,189
Getlink SE	118,556	2,147,506
Hermes International	8,229	11,714,267
Ipsen SA	9,549	1,202,208
Kering SA	19,731	12,528,789
Klepierre SA REIT (c)	54,087	1,448,349
La Francaise des Jeux SAEM (d)	25,673	1,024,408
Legrand SA	70,320	6,724,457
L'Oreal SA	65,684	26,388,953
LVMH Moet Hennessy Louis Vuitton SE	72,727	52,212,791
Orange SA	520,152	6,194,911
Orpea SA	12,027	524,916
Pernod Ricard SA	55,175	12,192,691
Publicis Groupe SA	61,582	3,759,258
Remy Cointreau SA	5,726	1,187,688
Renault SA (c)	51,113	1,343,826
Safran SA	89,303	10,574,962
Sanofi	297,978	30,641,413
Sartorius Stedim Biotech	7,159	2,947,956
SEB SA	7,734	1,084,830
Societe Generale SA	214,613	5,786,488
Sodexo SA	23,426	1,917,341
Teleperformance	15,418	5,906,664
Thales SA	27,982	3,524,616
TotalEnergies SE	654,689	33,318,614
Ubisoft Entertainment SA (c)	25,676	1,134,804
Unibail-Rodamco-Westfield REIT (c)	33,219	2,502,740
Valeo	61,091	1,134,938
Veolia Environnement SA	174,627	5,631,544
Vinci SA	140,639	14,452,591
Vivendi SE	200,383	2,633,051

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Wendel SE	6,806	$697,091
Worldline SA (c)(d)	64,321	2,807,692
		437,629,662
GERMANY — 7.9%
Adidas AG	50,227	11,771,909
Allianz SE	107,278	25,767,079
Aroundtown SA	278,494	1,600,625
BASF SE	242,139	13,896,515
Bayer AG	257,383	17,706,614
Bayerische Motoren Werke AG	86,751	7,540,181
Bayerische Motoren Werke AG Preference Shares	14,105	1,098,866
Bechtle AG	22,797	1,290,902
Beiersdorf AG	26,680	2,819,055
Brenntag SE	41,451	3,361,592
Carl Zeiss Meditec AG	9,991	1,618,632
Commerzbank AG (c)	260,638	1,992,023
Continental AG (c)	27,882	2,010,318
Covestro AG (d)	50,644	2,564,952
Daimler Truck Holding AG (c)	106,322	2,965,900
Deutsche Bank AG (c)	544,027	6,891,217
Deutsche Boerse AG	50,358	9,117,428
Deutsche Lufthansa AG (c)	146,150	1,185,442
Deutsche Post AG	258,446	12,412,683
Deutsche Telekom AG	844,830	15,825,252
E.ON SE	588,394	6,875,597
Evonik Industries AG	55,830	1,557,822
Fresenius Medical Care AG & Co. KGaA	52,729	3,553,856
Fresenius SE & Co. KGaA	107,584	3,972,956
FUCHS PETROLUB SE Preference Shares	21,288	776,828
GEA Group AG	39,849	1,642,754
Hannover Rueck SE	15,409	2,632,800
HeidelbergCement AG	39,482	2,250,556
HelloFresh SE (c)	41,521	1,874,399
Henkel AG & Co. KGaA Preference Shares	47,465	3,195,294
Henkel AG & Co. KGaA	26,082	1,731,492
Infineon Technologies AG	342,000	11,636,802
KION Group AG	20,160	1,336,375
Knorr-Bremse AG	19,335	1,490,738
LANXESS AG	20,037	884,676
LEG Immobilien SE	19,263	2,206,323
Mercedes-Benz Group AG	222,715	15,722,695
Merck KGaA	33,996	7,140,613
MTU Aero Engines AG	14,100	3,279,915
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	36,730	9,876,198
Nemetschek SE	14,120	1,363,843
Porsche Automobil Holding SE Preference Shares	41,045	3,971,124
Puma SE	28,826	2,465,602
Rational AG	1,487	1,030,055
Security Description	Shares	Value
RWE AG	166,989	$7,313,187
SAP SE	274,025	30,545,386
Sartorius AG Preference Shares	6,631	2,943,482
Scout24 SE (d)	22,039	1,263,759
Siemens AG	200,131	27,871,923
Siemens Energy AG (c)	108,584	2,484,658
Siemens Healthineers AG (d)	74,084	4,617,602
Symrise AG	34,915	4,210,273
Telefonica Deutschland Holding AG	255,715	699,516
Uniper SE	25,395	659,855
United Internet AG	23,175	799,924
Volkswagen AG	8,417	2,091,192
Volkswagen AG Preference Shares	47,950	8,287,947
Vonovia SE	191,954	8,998,816
Zalando SE (c)(d)	58,899	2,999,557
		341,693,575
HONG KONG — 2.3%
AIA Group, Ltd.	3,157,400	32,977,182
CK Asset Holdings, Ltd.	512,899	3,506,734
CK Infrastructure Holdings, Ltd.	188,500	1,260,396
CLP Holdings, Ltd.	433,500	4,218,931
Hang Lung Properties, Ltd.	527,000	1,062,466
Hang Seng Bank, Ltd.	195,900	3,768,608
Henderson Land Development Co., Ltd.	368,436	1,529,758
HK Electric Investments & HK Electric Investments, Ltd. Stapled Security	796,490	778,041
HKT Trust & HKT, Ltd. Stapled Security	919,000	1,260,398
Hong Kong & China Gas Co., Ltd.	2,943,995	3,556,971
Hong Kong Exchanges & Clearing, Ltd.	317,430	14,882,606
Hongkong Land Holdings, Ltd.	306,400	1,497,040
Jardine Matheson Holdings, Ltd.	55,100	3,030,500
Link REIT	553,810	4,717,516
Melco Resorts & Entertainment, Ltd. ADR (c)	52,823	403,568
MTR Corp., Ltd.	428,101	2,305,997
New World Development Co., Ltd.	384,269	1,559,414
Power Assets Holdings, Ltd.	382,000	2,490,117
Sino Land Co., Ltd.	864,759	1,115,300
Sun Hung Kai Properties, Ltd.	345,000	4,105,625
Swire Pacific, Ltd. Class A	113,500	690,374
Swire Properties, Ltd.	294,600	728,192
Techtronic Industries Co., Ltd.	354,000	5,672,974

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
WH Group, Ltd. (d)	2,283,266	$1,434,136
Wharf Real Estate Investment Co., Ltd.	417,000	2,061,423
Xinyi Glass Holdings, Ltd.	457,000	1,095,999
		101,710,266
IRELAND — 0.6%
AerCap Holdings NV (c)	36,300	1,825,164
CRH PLC	204,560	8,206,108
Flutter Entertainment PLC (a)(c)	44,324	5,137,652
Kerry Group PLC Class A (a)	41,147	4,628,583
Kingspan Group PLC (a)	41,165	4,047,026
Smurfit Kappa Group PLC	65,329	2,918,529
		26,763,062
ISRAEL — 0.6%
Azrieli Group, Ltd.	11,856	1,041,562
Bank Hapoalim BM	298,007	2,950,317
Bank Leumi Le-Israel BM	371,380	4,000,577
Check Point Software Technologies, Ltd. (c)	27,810	3,845,011
Elbit Systems, Ltd.	7,497	1,639,530
ICL Group, Ltd.	187,913	2,233,725
Israel Discount Bank, Ltd. Class A	304,757	1,895,244
Kornit Digital, Ltd. (c)	12,100	1,000,549
Mizrahi Tefahot Bank, Ltd.	40,070	1,564,743
Nice, Ltd. (c)	16,737	3,660,642
Teva Pharmaceutical Industries, Ltd. ADR (c)	219,628	2,062,307
Teva Pharmaceutical Industries, Ltd. (c)	71,135	663,961
Wix.com, Ltd. (c)	15,000	1,566,900
		28,125,068
ITALY — 1.9%
Amplifon SpA	34,439	1,541,569
Assicurazioni Generali SpA (a)	292,077	6,719,080
Atlantia SpA (c)	129,439	2,706,937
Coca-Cola HBC AG (c)	48,907	1,022,329
Davide Campari-Milano NV (a)	147,511	1,720,889
DiaSorin SpA	7,305	1,147,592
Enel SpA	2,113,337	14,191,860
Eni SpA	668,423	9,804,154
Ferrari NV (a)	32,606	7,144,625
FinecoBank Banca Fineco SpA	160,718	2,452,212
Infrastrutture Wireless Italiane SpA (d)	98,322	1,107,007
Intesa Sanpaolo SpA	4,310,046	9,921,755
Mediobanca Banca di Credito Finanziario SpA	157,610	1,601,941
Moncler SpA	54,037	3,015,419
Nexi SpA (c)(d)	142,489	1,653,796
Poste Italiane SpA (d)	139,341	1,589,353
Security Description	Shares	Value
Prysmian SpA (a)	68,096	$2,324,288
Recordati Industria Chimica e Farmaceutica SpA	26,064	1,314,393
Snam SpA	519,578	3,013,506
Telecom Italia SpA (a)(c)	2,694,816	995,063
Terna - Rete Elettrica Nazionale	365,482	3,156,653
UniCredit SpA (a)	558,843	6,063,532
		84,207,953
JAPAN — 21.6%
Advantest Corp.	50,900	3,985,910
Aeon Co., Ltd. (a)	168,600	3,605,783
AGC, Inc.	49,900	1,999,768
Aisin Corp.	37,200	1,275,230
Ajinomoto Co., Inc.	126,400	3,598,370
ANA Holdings, Inc. (a)(c)	39,200	821,870
Asahi Group Holdings, Ltd.	118,600	4,332,457
Asahi Intecc Co., Ltd.	51,900	1,015,543
Asahi Kasei Corp.	338,500	2,936,674
Astellas Pharma, Inc.	484,700	7,596,155
Azbil Corp.	34,900	1,161,808
Bandai Namco Holdings, Inc.	52,000	3,954,991
Benefit One, Inc. (a)	22,200	467,318
Bridgestone Corp.	149,700	5,828,194
Brother Industries, Ltd. (a)	66,100	1,205,670
Canon, Inc. (a)	266,700	6,520,093
Capcom Co., Ltd.	50,100	1,218,293
Central Japan Railway Co.	37,400	4,891,374
Chiba Bank, Ltd. (a)	135,500	799,098
Chubu Electric Power Co., Inc.	177,400	1,841,582
Chugai Pharmaceutical Co., Ltd.	172,800	5,783,400
Concordia Financial Group, Ltd. (a)	300,800	1,122,840
Cosmos Pharmaceutical Corp.	5,300	644,285
CyberAgent, Inc.	101,600	1,261,040
Dai Nippon Printing Co., Ltd.	59,100	1,389,776
Daifuku Co., Ltd.	25,200	1,803,463
Dai-ichi Life Holdings, Inc.	264,000	5,380,820
Daiichi Sankyo Co., Ltd.	462,700	10,134,356
Daikin Industries, Ltd.	65,700	11,967,252
Daito Trust Construction Co., Ltd.	17,300	1,841,821
Daiwa House Industry Co., Ltd.	144,800	3,786,094
Daiwa House REIT Investment Corp. (a)	557	1,506,192
Daiwa Securities Group, Inc. (a)	370,200	2,100,411
Denso Corp.	112,600	7,205,495
Dentsu Group, Inc.	59,100	2,422,463
Disco Corp.	7,200	2,019,442
East Japan Railway Co.	77,400	4,493,192
Eisai Co., Ltd.	64,700	3,006,472

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
ENEOS HoldingS, Inc. (a)	817,100	$3,064,097
FANUC Corp.	49,700	8,749,067
Fast Retailing Co., Ltd.	15,400	7,918,660
Fuji Electric Co., Ltd.	35,300	1,764,671
FUJIFILM Holdings Corp.	95,900	5,871,333
Fujitsu, Ltd.	51,600	7,754,255
GLP J-REIT (c)	1,127	1,717,628
GMO Payment Gateway, Inc.	12,100	1,236,408
Hakuhodo DY Holdings, Inc.	55,500	698,785
Hamamatsu Photonics KK	36,200	1,928,465
Hankyu Hanshin Holdings, Inc.	61,900	1,794,398
Hikari Tsushin, Inc.	4,800	547,334
Hino Motors, Ltd. (a)	63,000	369,395
Hirose Electric Co., Ltd.	8,710	1,266,350
Hitachi Construction Machinery Co., Ltd.	24,800	644,520
Hitachi Metals, Ltd. (c)	53,700	901,117
Hitachi, Ltd.	251,300	12,613,917
Honda Motor Co., Ltd.	423,000	12,026,347
Hoshizaki Corp.	13,900	956,406
Hoya Corp.	95,900	10,961,422
Hulic Co., Ltd.	105,600	950,231
Ibiden Co., Ltd.	26,100	1,276,251
Idemitsu Kosan Co., Ltd.	56,340	1,557,712
Iida Group Holdings Co., Ltd. (a)	35,900	620,811
Inpex Corp.	277,900	3,277,190
Isuzu Motors, Ltd.	156,000	2,021,271
Ito En, Ltd.	15,800	777,893
ITOCHU Corp.	314,400	10,666,861
Itochu Techno-Solutions Corp.	22,200	568,793
Japan Airlines Co., Ltd. (c)	39,300	734,885
Japan Exchange Group, Inc.	131,700	2,452,746
Japan Metropolitan Fund Invest REIT (a)	1,939	1,641,054
Japan Post Bank Co., Ltd. (a)	119,300	960,953
Japan Post Holdings Co., Ltd.	656,200	4,833,787
Japan Post Insurance Co., Ltd.	55,900	976,435
Japan Real Estate Investment Corp. REIT	326	1,712,598
Japan Tobacco, Inc.	310,200	5,313,396
JFE Holdings, Inc. (a)	133,900	1,879,457
JSR Corp. (a)	50,500	1,491,591
Kajima Corp.	114,800	1,400,939
Kakaku.com, Inc.	33,100	741,437
Kansai Electric Power Co., Inc.	184,700	1,744,952
Kansai Paint Co., Ltd.	46,200	743,925
Kao Corp.	124,100	5,082,318
KDDI Corp.	424,600	13,963,063
Keio Corp.	27,500	1,075,187
Keisei Electric Railway Co., Ltd.	34,100	950,134
Security Description	Shares	Value
Keyence Corp.	50,900	$23,673,431
Kikkoman Corp.	39,000	2,590,985
Kintetsu Group Holdings Co., Ltd.	47,000	1,349,415
Kirin Holdings Co., Ltd.	215,100	3,222,536
Kobayashi Pharmaceutical Co., Ltd.	14,100	1,133,131
Kobe Bussan Co., Ltd.	36,800	1,135,915
Koei Tecmo Holdings Co., Ltd. (a)	13,520	444,692
Koito Manufacturing Co., Ltd.	26,200	1,063,491
Komatsu, Ltd.	225,700	5,438,864
Konami Holdings Corp. (a)	26,400	1,670,185
Kose Corp.	8,100	850,015
Kubota Corp.	265,000	4,982,164
Kurita Water Industries, Ltd.	23,800	881,119
Kyocera Corp.	85,900	4,821,369
Kyowa Kirin Co., Ltd.	73,100	1,705,706
Lasertec Corp. (a)	20,300	3,387,345
Lawson, Inc.	12,000	460,740
Lion Corp.	53,300	595,824
Lixil Corp.	66,100	1,234,201
M3, Inc.	115,700	4,191,184
Makita Corp.	56,200	1,803,616
Marubeni Corp.	412,900	4,809,096
Mazda Motor Corp.	152,300	1,122,862
McDonald's Holdings Co. Japan, Ltd. (a)	21,100	880,098
Medipal Holdings Corp.	46,900	774,020
MEIJI Holdings Co., Ltd. (a)	30,600	1,664,487
Mercari, Inc. (a)(c)	26,400	683,539
MINEBEA MITSUMI, Inc.	98,500	2,151,777
MISUMI Group, Inc.	76,600	2,287,303
Mitsubishi Chemical Holdings Corp. (a)	345,700	2,306,073
Mitsubishi Corp. (a)	330,400	12,436,115
Mitsubishi Electric Corp.	475,600	5,470,986
Mitsubishi Estate Co., Ltd.	304,100	4,541,806
Mitsubishi Gas Chemical Co., Inc. (a)	35,900	609,543
Mitsubishi HC Capital, Inc.	165,100	769,447
Mitsubishi Heavy Industries, Ltd.	83,400	2,745,933
Mitsubishi UFJ Financial Group, Inc.	3,112,200	19,294,787
Mitsui & Co., Ltd.	406,100	11,056,819
Mitsui Chemicals, Inc.	49,100	1,238,065
Mitsui Fudosan Co., Ltd.	237,900	5,106,920
Mitsui OSK Lines, Ltd.	92,400	2,574,478
Miura Co., Ltd.	19,600	484,386
Mizuho Financial Group, Inc.	628,640	8,042,643
MonotaRO Co., Ltd.	70,700	1,521,949
MS&AD Insurance Group Holdings, Inc.	117,600	3,829,709
Murata Manufacturing Co., Ltd.	150,700	9,956,881
NEC Corp.	65,700	2,768,403

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Nexon Co., Ltd.	130,200	$3,124,235
NGK Insulators, Ltd.	63,900	914,278
Nidec Corp. (a)	116,900	9,260,886
Nihon M&A Center Holdings, Inc.	77,900	1,092,938
Nintendo Co., Ltd.	28,700	14,530,231
Nippon Building Fund, Inc. REIT	387	2,201,983
Nippon Express Holdings, Inc.	20,700	1,426,382
Nippon Paint Holdings Co., Ltd. (a)	221,300	1,944,715
Nippon Prologis REIT, Inc. (c)	571	1,672,250
Nippon Sanso Holdings Corp.	34,900	665,569
Nippon Shinyaku Co., Ltd.	14,400	982,002
Nippon Steel Corp.	218,900	3,874,028
Nippon Telegraph & Telephone Corp.	309,100	9,007,563
Nippon Yusen KK (a)	42,200	3,702,519
Nissan Chemical Corp.	33,100	1,947,409
Nissan Motor Co., Ltd. (c)	618,800	2,757,799
Nisshin Seifun Group, Inc. (a)	46,800	654,885
Nissin Foods Holdings Co., Ltd.	15,300	1,075,988
Nitori Holdings Co., Ltd.	21,300	2,687,869
Nitto Denko Corp. (a)	36,000	2,588,530
Nomura Holdings, Inc.	804,700	3,394,557
Nomura Real Estate Holdings, Inc.	30,100	723,034
Nomura Real Estate Master Fund, Inc. REIT (c)	1,117	1,481,011
Nomura Research Institute, Ltd.	89,400	2,925,651
NTT Data Corp.	159,800	3,149,875
Obayashi Corp.	172,700	1,271,383
Obic Co., Ltd.	18,400	2,764,181
Odakyu Electric Railway Co., Ltd. (a)	71,700	1,191,982
Oji Holdings Corp. (a)	226,700	1,128,082
Olympus Corp.	289,200	5,497,571
Omron Corp.	50,400	3,364,131
Ono Pharmaceutical Co., Ltd.	100,000	2,514,077
Open House Group Co., Ltd.	22,200	985,366
Oracle Corp. Japan	10,800	750,658
Oriental Land Co., Ltd.	51,800	9,944,609
ORIX Corp.	324,900	6,495,560
Orix JREIT, Inc.	644	875,975
Osaka Gas Co., Ltd.	99,000	1,701,582
Otsuka Corp.	28,200	1,002,874
Otsuka Holdings Co., Ltd.	103,700	3,593,378
Pan Pacific International Holdings Corp. (a)	113,000	1,813,496
Panasonic Corp.	571,400	5,566,170
Persol Holdings Co., Ltd.	52,200	1,173,126
Pola Orbis Holdings, Inc.	20,800	271,652
Rakuten Group, Inc.	239,200	1,886,420
Recruit Holdings Co., Ltd.	357,400	15,574,660
Security Description	Shares	Value
Renesas Electronics Corp. (c)	336,600	$3,911,902
Resona Holdings, Inc. (a)	526,500	2,249,286
Ricoh Co., Ltd. (a)	167,600	1,455,741
Rinnai Corp.	8,800	660,253
Rohm Co., Ltd.	23,600	1,837,812
Ryohin Keikaku Co., Ltd.	61,800	718,988
Santen Pharmaceutical Co., Ltd.	88,100	883,510
SBI Holdings, Inc.	67,900	1,718,327
SCSK Corp.	38,200	655,207
Secom Co., Ltd.	56,400	4,092,351
Seiko Epson Corp.	75,200	1,133,120
Sekisui Chemical Co., Ltd.	93,700	1,346,655
Sekisui House, Ltd.	159,000	3,084,812
Seven & i Holdings Co., Ltd.	196,900	9,415,871
SG Holdings Co., Ltd.	83,500	1,577,097
Sharp Corp. (a)	52,900	495,277
Shimadzu Corp.	64,200	2,214,767
Shimano, Inc.	19,700	4,525,031
Shimizu Corp. (a)	159,200	958,257
Shin-Etsu Chemical Co., Ltd.	92,900	14,157,041
Shionogi & Co., Ltd.	68,400	4,215,364
Shiseido Co., Ltd.	102,700	5,202,817
Shizuoka Bank, Ltd. (a)	131,800	927,821
SMC Corp.	15,100	8,466,191
Softbank Corp.	747,000	8,738,537
SoftBank Group Corp.	317,200	14,224,542
Sohgo Security Services Co., Ltd.	21,600	706,526
Sompo Holdings, Inc. (a)	79,700	3,512,582
Sony Group Corp.	329,100	33,958,184
Square Enix Holdings Co., Ltd.	21,000	933,068
Stanley Electric Co., Ltd. (a)	30,600	580,301
Subaru Corp.	162,400	2,587,153
SUMCO Corp.	87,500	1,436,238
Sumitomo Chemical Co., Ltd. (a)	400,800	1,840,707
Sumitomo Corp.	289,500	5,028,828
Sumitomo Dainippon Pharma Co., Ltd.	43,800	433,420
Sumitomo Electric Industries, Ltd.	193,500	2,307,104
Sumitomo Metal Mining Co., Ltd.	65,700	3,338,609
Sumitomo Mitsui Financial Group, Inc.	343,800	10,892,735
Sumitomo Mitsui Trust Holdings, Inc.	88,600	2,892,125
Sumitomo Realty & Development Co., Ltd. (a)	81,000	2,248,443
Suntory Beverage & Food, Ltd.	35,300	1,349,511
Suzuki Motor Corp.	98,700	3,392,640
Sysmex Corp.	43,300	3,145,542
T&D Holdings, Inc.	135,400	1,843,987

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Taisei Corp.	51,500	$1,491,230
Taisho Pharmaceutical Holdings Co., Ltd. (a)	12,200	568,047
Takeda Pharmaceutical Co., Ltd. (a)	410,417	11,728,851
TDK Corp.	104,400	3,777,783
Terumo Corp.	165,700	5,028,910
TIS, Inc.	59,100	1,387,252
Tobu Railway Co., Ltd.	46,100	1,124,265
Toho Co., Ltd.	29,100	1,102,991
Tokio Marine Holdings, Inc.	164,100	9,578,222
Tokyo Century Corp.	9,800	360,358
Tokyo Electric Power Co. Holdings, Inc. (c)	425,700	1,409,455
Tokyo Electron, Ltd.	39,100	20,140,621
Tokyo Gas Co., Ltd.	100,100	1,838,062
Tokyu Corp.	126,300	1,643,534
TOPPAN, INC.	71,700	1,268,588
Toray Industries, Inc.	382,400	1,994,293
Toshiba Corp. (a)	101,800	3,879,364
Tosoh Corp.	67,700	1,003,581
TOTO, Ltd.	35,000	1,409,847
Toyo Suisan Kaisha, Ltd.	21,900	785,985
Toyota Industries Corp.	37,200	2,573,526
Toyota Motor Corp.	2,778,500	50,269,287
Toyota Tsusho Corp.	58,400	2,404,055
Trend Micro, Inc.	36,400	2,132,084
Tsuruha Holdings, Inc.	10,100	643,260
Unicharm Corp.	107,200	3,862,835
USS Co., Ltd.	53,400	900,013
Welcia Holdings Co., Ltd.	21,000	518,263
West Japan Railway Co.	59,200	2,460,377
Yakult Honsha Co., Ltd.	34,100	1,824,496
Yamaha Corp.	36,400	1,586,558
Yamaha Motor Co., Ltd.	79,800	1,793,992
Yamato Holdings Co., Ltd.	74,000	1,386,490
Yaskawa Electric Corp. (a)	61,600	2,408,075
Yokogawa Electric Corp.	54,700	934,809
Z Holdings Corp.	721,900	3,130,225
ZOZO, Inc. (a)	36,100	966,960
		934,653,437
JORDAN — 0.0% (e)
Hikma Pharmaceuticals PLC	49,544	1,339,649
LUXEMBOURG — 0.2%
ArcelorMittal SA	169,989	5,476,953
Eurofins Scientific SE	34,692	3,451,683
		8,928,636
MACAU — 0.1%
Galaxy Entertainment Group, Ltd.	554,000	3,279,025
Sands China, Ltd. (c)	608,800	1,448,673
		4,727,698
NETHERLANDS — 5.3%
ABN AMRO Bank NV (a)(d)	107,921	1,386,106
Security Description	Shares	Value
Adyen NV (c)(d)	5,192	$10,343,260
Aegon NV	468,158	2,496,125
Akzo Nobel NV	49,714	4,296,255
Argenx SE (c)	12,357	3,888,518
ASM International NV	12,498	4,577,247
ASML Holding NV	108,048	72,617,726
Euronext NV (d)	22,272	2,035,065
EXOR NV	28,347	2,167,397
Heineken Holding NV	31,361	2,469,874
Heineken NV	66,858	6,430,608
IMCD NV	14,553	2,496,994
ING Groep NV	1,022,893	10,741,741
JDE Peet's NV	29,018	837,199
Koninklijke Ahold Delhaize NV	271,439	8,781,485
Koninklijke DSM NV (a)	46,133	8,300,654
Koninklijke KPN NV	895,880	3,126,670
Koninklijke Philips NV	238,115	7,303,015
NN Group NV	69,205	3,527,514
Randstad NV	32,348	1,957,148
Shell PLC	2,010,319	55,226,077
Universal Music Group NV	186,179	4,998,638
Wolters Kluwer NV	68,514	7,346,286
		227,351,602
NEW ZEALAND — 0.3%
Auckland International Airport, Ltd. (c)	345,794	1,877,710
Fisher & Paykel Healthcare Corp., Ltd.	147,016	2,475,855
Mercury NZ, Ltd.	166,846	687,397
Meridian Energy, Ltd.	313,899	1,097,587
Ryman Healthcare, Ltd.	127,527	828,408
Spark New Zealand, Ltd.	513,057	1,629,491
Xero, Ltd. (c)	34,102	2,593,662
		11,190,110
NORWAY — 0.7%
Aker BP ASA	34,929	1,311,729
DNB Bank ASA	239,078	5,442,296
Equinor ASA	254,074	9,551,197
Gjensidige Forsikring ASA (a)	48,901	1,220,908
Mowi ASA	115,588	3,134,778
Norsk Hydro ASA	348,778	3,411,877
Orkla ASA	199,014	1,780,240
Schibsted ASA Class A	17,399	431,777
Schibsted ASA Class B	24,544	528,830
Telenor ASA	184,371	2,663,745
		29,477,377
POLAND — 0.0% (e)
InPost SA (a)(c)	44,483	283,870
PORTUGAL — 0.2%
EDP - Energias de Portugal SA	735,646	3,641,714
Galp Energia SGPS SA	139,432	1,772,992

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Jeronimo Martins SGPS SA	75,241	$1,815,470
		7,230,176
SAUDI ARABIA — 0.0% (e)
Delivery Hero SE (c)(d)	45,203	1,981,517
SINGAPORE — 1.3%
Ascendas Real Estate Investment Trust	836,915	1,806,072
CapitaLand Integrated Commercial Trust REIT	1,240,389	2,055,056
Capitaland Investment, Ltd. (c)	702,282	2,060,778
City Developments, Ltd.	96,600	559,243
DBS Group Holdings, Ltd.	476,657	12,507,920
Genting Singapore, Ltd.	1,636,500	979,561
Grab Holdings, Ltd. Class A (a)(c)	298,600	1,045,100
Keppel Corp., Ltd.	395,100	1,865,747
Mapletree Commercial Trust REIT	493,800	688,043
Mapletree Logistics Trust REIT	814,804	1,108,893
Oversea-Chinese Banking Corp., Ltd.	885,466	8,044,685
Singapore Airlines, Ltd. (a)(c)	347,449	1,402,351
Singapore Exchange, Ltd.	205,500	1,508,222
Singapore Technologies Engineering, Ltd.	410,500	1,245,261
Singapore Telecommunications, Ltd.	2,202,100	4,282,245
STMicroelectronics NV	180,478	7,889,676
United Overseas Bank, Ltd.	310,890	7,284,954
UOL Group, Ltd.	136,932	710,045
Venture Corp., Ltd.	73,700	951,179
		57,995,031
SOUTH AFRICA — 0.4%
Anglo American PLC	332,422	17,312,877
SPAIN — 2.3%
ACS Actividades de Construccion y Servicios SA (a)	62,205	1,686,715
Aena SME SA (a)(c)(d)	19,059	3,195,521
Amadeus IT Group SA (c)	117,267	7,668,583
Banco Bilbao Vizcaya Argentaria SA (a)	1,758,157	10,097,027
Banco Santander SA	4,505,378	15,406,578
CaixaBank SA (a)	1,156,843	3,946,575
Cellnex Telecom SA (d)	134,520	6,511,149
EDP Renovaveis SA	73,427	1,898,784
Enagas SA	68,605	1,532,276
Endesa SA	84,066	1,843,548
Ferrovial SA	126,871	3,393,637
Grifols SA	75,201	1,372,844
Iberdrola SA	1,533,905	16,862,536
Industria de Diseno Textil SA	287,399	6,302,984
Naturgy Energy Group SA (a)	47,415	1,428,746
Security Description	Shares	Value
Red Electrica Corp. SA (a)	114,205	$2,358,312
Repsol SA	380,456	5,012,501
Siemens Gamesa Renewable Energy SA (c)	58,290	1,028,277
Telefonica SA	1,386,981	6,760,556
		98,307,149
SWEDEN — 3.3%
Alfa Laval AB	81,552	2,830,163
Assa Abloy AB Class B	258,426	7,008,248
Atlas Copco AB Class A	177,533	9,297,085
Atlas Copco AB Class B	100,786	4,611,303
Boliden AB	70,457	3,585,871
Electrolux AB Class B (a)	52,990	809,013
Embracer Group AB (a)(c)	149,260	1,256,992
Epiroc AB Class A	176,152	3,801,244
Epiroc AB Class B	105,036	1,913,254
EQT AB	79,568	3,130,651
Essity AB Class B	160,251	3,815,446
Evolution AB (d)	45,741	4,694,873
Fastighets AB Balder Class B (c)	26,989	1,792,784
Getinge AB Class B	59,119	2,376,216
H & M Hennes & Mauritz AB Class B (a)	187,897	2,545,484
Hexagon AB Class B	517,541	7,315,742
Husqvarna AB Class B	101,271	1,065,840
Industrivarden AB Class A	37,655	1,077,439
Industrivarden AB Class C	42,571	1,197,188
Investment AB Latour Class B	36,812	1,179,083
Investor AB Class A	127,741	2,998,848
Investor AB Class B	473,139	10,372,034
Kinnevik AB Class B (c)	60,470	1,590,864
L E Lundbergforetagen AB Class B	22,280	1,140,834
Lifco AB Class B	61,729	1,580,983
Lundin Energy AB	50,833	2,152,673
Nibe Industrier AB Class B	380,343	4,253,478
Sagax AB Class B	42,668	1,306,291
Sandvik AB	297,713	6,380,589
Securitas AB Class B	76,709	873,086
Sinch AB (a)(c)(d)	143,153	979,577
Skandinaviska Enskilda Banken AB Class A	418,881	4,568,790
Skanska AB Class B (a)	93,275	2,105,351
SKF AB Class B	99,835	1,642,403
Svenska Cellulosa AB SCA Class B (a)	156,974	3,075,217
Svenska Handelsbanken AB Class A	390,062	3,618,734
Swedbank AB Class A (a)	232,573	3,504,561
Swedish Match AB	425,455	3,227,930
Tele2 AB Class B	133,599	2,037,440
Telefonaktiebolaget LM Ericsson Class B (a)	758,463	6,975,377
Telia Co. AB	691,215	2,796,256

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Volvo AB Class A	54,885	$1,060,648
Volvo AB Class B	378,109	7,116,573
		140,662,456
SWITZERLAND — 10.0%
ABB, Ltd. (a)	428,934	13,972,375
Adecco Group AG (c)	41,746	1,901,482
Alcon, Inc.	129,944	10,337,444
Bachem Holding AG Class B (a)	1,690	933,920
Baloise Holding AG	12,289	2,203,836
Barry Callebaut AG	938	2,208,175
Chocoladefabriken Lindt & Spruengli AG (b)	286	3,418,002
Chocoladefabriken Lindt & Spruengli AG (b)	28	3,400,820
Cie Financiere Richemont SA	137,242	17,467,912
Clariant AG (c)	53,896	939,120
Credit Suisse Group AG (c)	692,332	5,472,621
EMS-Chemie Holding AG	1,951	1,903,820
Geberit AG	9,420	5,830,998
Givaudan SA	2,431	10,088,656
Holcim, Ltd. (c)	137,668	6,723,375
Julius Baer Group, Ltd.	57,142	3,321,867
Kuehne + Nagel International AG (a)	14,357	4,093,202
Logitech International SA	46,326	3,457,730
Lonza Group AG (c)	19,612	14,269,601
Nestle SA	735,576	96,033,530
Novartis AG	572,190	50,440,849
Partners Group Holding AG	6,036	7,504,646
Roche Holding AG Bearer Shares	8,234	3,616,018
Roche Holding AG	183,654	72,964,910
Schindler Holding AG (b)	10,698	2,301,727
Schindler Holding AG (b)	4,860	1,039,882
SGS SA (a)	1,542	4,304,682
Sika AG (a)	37,468	12,447,612
Sonova Holding AG (a)	14,232	5,969,798
Straumann Holding AG (a)	2,726	4,370,540
Swatch Group AG Bearer Shares (b)	7,490	2,132,362
Swatch Group AG (b)	13,415	733,008
Swiss Life Holding AG	8,362	5,380,542
Swiss Prime Site AG (a)(c)	20,793	2,059,172
Swisscom AG (a)	6,686	4,033,577
Temenos AG (a)	16,752	1,618,024
UBS Group AG	925,760	18,165,258
VAT Group AG (d)	6,883	2,631,447
Vifor Pharma AG (c)	12,818	2,294,774
Zurich Insurance Group AG (a)(c)	39,450	19,564,798
		431,552,112
TAIWAN — 0.2%
Sea, Ltd. ADR (c)	84,600	10,134,234
Security Description	Shares	Value
UNITED KINGDOM — 11.5%
3i Group PLC	249,941	$4,529,847
Abrdn PLC	580,037	1,627,869
Admiral Group PLC	51,971	1,746,817
Ashtead Group PLC	115,276	7,274,864
Associated British Foods PLC	98,662	2,148,143
AstraZeneca PLC	404,528	53,768,179
Auto Trader Group PLC (d)	241,660	1,999,527
AVEVA Group PLC	34,897	1,117,178
Aviva PLC	990,527	5,874,248
BAE Systems PLC	825,043	7,766,049
Barclays PLC	4,381,536	8,512,901
Barratt Developments PLC	264,661	1,805,876
Berkeley Group Holdings PLC (c)	28,426	1,389,688
BP PLC	5,160,208	25,355,076
British American Tobacco PLC	571,787	24,068,300
British Land Co. PLC REIT	225,039	1,561,697
BT Group PLC (a)	2,315,221	5,532,808
Bunzl PLC	85,643	3,328,915
Burberry Group PLC	103,696	2,268,821
CK Hutchison Holdings, Ltd.	700,500	5,123,583
CNH Industrial NV	270,192	4,280,356
Coca-Cola Europacific Partners PLC (b)	28,200	1,370,802
Coca-Cola Europacific Partners PLC (b)	24,266	1,198,728
Compass Group PLC	467,465	10,082,869
Croda International PLC	36,013	3,713,179
DCC PLC	26,090	2,024,867
Diageo PLC	609,760	31,000,446
Entain PLC (c)	150,704	3,235,608
Experian PLC	241,361	9,319,821
Halma PLC	96,327	3,158,739
Hargreaves Lansdown PLC	90,128	1,190,674
HSBC Holdings PLC	5,309,521	36,349,865
Imperial Brands PLC	244,977	5,172,160
Informa PLC (c)	389,489	3,058,621
InterContinental Hotels Group PLC	46,614	3,159,919
Intertek Group PLC	42,456	2,902,867
J Sainsbury PLC	488,004	1,618,877
JD Sports Fashion PLC (c)	647,470	1,250,469
Johnson Matthey PLC	46,740	1,145,717
Just Eat Takeaway.com NV (c)(d)	45,155	1,523,165
Kingfisher PLC	521,819	1,745,625
Land Securities Group PLC REIT	190,209	1,955,965
Legal & General Group PLC	1,546,559	5,495,677
Lloyds Banking Group PLC	18,495,578	11,288,906
London Stock Exchange Group PLC	85,550	8,941,579
M&G PLC	657,048	1,897,498
Melrose Industries PLC	1,179,501	1,917,684

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
National Grid PLC	952,404	$14,670,178
Natwest Group PLC	1,521,260	4,306,365
Next PLC	33,607	2,649,249
Ocado Group PLC (c)	130,765	2,001,293
Pearson PLC	205,770	2,022,189
Persimmon PLC	85,811	2,411,753
Phoenix Group Holdings PLC	187,272	1,503,830
Prudential PLC	725,489	10,735,054
Reckitt Benckiser Group PLC	186,542	14,263,034
RELX PLC (b)	396,162	12,355,823
RELX PLC (b)	107,309	3,357,644
Rentokil Initial PLC	504,406	3,482,524
Rolls-Royce Holdings PLC (c)	2,203,613	2,904,362
Sage Group PLC	279,019	2,562,403
Schroders PLC	35,121	1,482,304
Segro PLC REIT	314,039	5,533,114
Severn Trent PLC	65,013	2,626,284
Smith & Nephew PLC	234,151	3,732,648
Smiths Group PLC	103,073	1,957,277
Spirax-Sarco Engineering PLC	18,806	3,081,441
SSE PLC	279,888	6,409,779
St James's Place PLC	137,616	2,600,454
Standard Chartered PLC	696,945	4,636,893
Taylor Wimpey PLC	957,030	1,633,464
Tesco PLC	2,043,902	7,416,447
Unilever PLC	670,514	30,512,724
United Utilities Group PLC	180,213	2,659,789
Vodafone Group PLC	7,182,500	11,804,655
Whitbread PLC (c)	53,145	1,983,300
WPP PLC	308,247	4,043,580
		498,140,923
UNITED STATES — 2.0%
CyberArk Software, Ltd. (c)	11,100	1,873,125
Ferguson PLC	58,564	7,952,363
Fiverr International, Ltd. (a)(c)	8,000	608,560
GlaxoSmithKline PLC	1,314,182	28,499,837
Inmode, Ltd. (c)	13,700	505,667
James Hardie Industries PLC CDI	118,031	3,553,242
QIAGEN NV (c)	61,443	3,032,444
Schneider Electric SE	141,825	23,948,810
Stellantis NV (b)	201,298	3,286,501
Stellantis NV (b)	325,409	5,298,679
Swiss Re AG	79,915	7,638,835
Tenaris SA	129,604	1,958,055
		88,156,118
TOTAL COMMON STOCKS (Cost $3,456,435,934)		4,205,541,635

Security Description	Shares	Value
RIGHTS — 0.0% (e)
FRANCE — 0.0% (e)
Electricite de France SA (expiring 04/04/22) (c) (Cost: $0)	125,210	$46,810
SHORT-TERM INVESTMENTS — 5.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (f)(g)	89,976,786	89,967,788
State Street Navigator Securities Lending Portfolio II (h)(i)	134,566,237	134,566,237
TOTAL SHORT-TERM INVESTMENTS (Cost $224,516,910)		224,534,025
TOTAL INVESTMENTS — 102.4% (Cost $3,680,952,844)		4,430,122,470
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.4)%		(103,501,746)
NET ASSETS — 100.0%		$4,326,620,724
(a)	All or a portion of the shares of the security are on loan at March 31, 2022.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	Non-income producing security.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.6% of net assets as of March 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount is less than 0.05% of net assets.
(f)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2022.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

At March 31, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	1,109	06/17/2022	$112,639,298	$118,906,980	$6,267,682

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,156,490,883	$49,050,752	$—	$4,205,541,635
Rights	—	46,810	—	46,810
Short-Term Investments	224,534,025	—	—	224,534,025
TOTAL INVESTMENTS	$4,381,024,908	$49,097,562	$—	$4,430,122,470
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	6,267,682	—	—	6,267,682
TOTAL OTHER FINANCIAL INSTRUMENTS:	$6,267,682	$—	$—	$6,267,682
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Sector Breakdown as of March 31, 2022

% of Net Assets
Financials	17.2%
Industrials	15.0
Health Care	12.7
Consumer Discretionary	11.2
Consumer Staples	9.9
Information Technology	8.4
Materials	8.0
Communication Services	4.7
Energy	4.0
Utilities	3.3
Real Estate	2.8
Short-Term Investments	5.2
Liabilities in Excess of Other Assets	(2.4)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	24,646,528	$24,648,993	$352,873,434	$287,549,980	$(21,774)	$17,115	89,976,786	$89,967,788	$19,998
State Street Navigator Securities Lending Portfolio II	21,854,737	21,854,737	278,474,032	165,762,532	—	—	134,566,237	134,566,237	234,410
Total		$46,503,730	$631,347,466	$453,312,512	$(21,774)	$17,115		$224,534,025	$254,408
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT FUND
Schedule of Investments
March 31, 2022 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7% (a)
DOMESTIC EQUITY — 18.2%
State Street Equity 500 Index II Portfolio (b)	241,105	$99,388,121
State Street Small/Mid Cap Equity Index Portfolio (b)	64,626	18,591,733
		117,979,854
DOMESTIC FIXED INCOME — 47.1%
SPDR Bloomberg High Yield Bond ETF (c)	443,120	45,419,800
SPDR Portfolio Short Term Corporate Bond ETF (c)	866,442	26,105,898
SPDR Portfolio Short Term Treasury ETF (c)	3,481,369	103,222,591
State Street Aggregate Bond Index Portfolio	1,349,526	130,823,022
		305,571,311
INFLATION LINKED — 18.1%
SPDR Bloomberg 1-10 Year TIPS ETF (c)	5,672,861	117,314,765
INTERNATIONAL EQUITY — 11.4%
State Street Global All Cap Equity ex-U.S. Index Portfolio (b)	640,526	73,942,290
REAL ESTATE — 4.9%
SPDR Dow Jones Global Real Estate ETF	591,293	31,935,735
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $622,071,580)		646,743,955
SHORT-TERM INVESTMENTS — 6.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.29% (d)(e)	993,345	993,345
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (a)(f)	43,010,690	$43,010,690
TOTAL SHORT-TERM INVESTMENTS (Cost $44,004,035)		$44,004,035
TOTAL INVESTMENTS — 106.5% (Cost $666,075,615)		690,747,990
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.5)%		(42,137,463)
NET ASSETS — 100.0%		$648,610,527
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at March 31, 2022.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2022.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$646,743,955	$—	$—	$646,743,955
Short-Term Investments	44,004,035	—	—	44,004,035
TOTAL INVESTMENTS	$690,747,990	$—	$—	$690,747,990
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT FUND
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
SPDR Bloomberg 1-10 Year TIPS ETF	5,401,922	$114,088,593	$10,395,535	$4,728,523	$409,293	$(2,850,133)	5,672,861	$117,314,765	$352,636
SPDR Bloomberg High Yield Bond ETF	408,041	44,301,011	4,997,848	1,296,585	(66,860)	(2,515,614)	443,120	45,419,800	340,057
SPDR Dow Jones Global Real Estate ETF	561,752	31,755,841	2,520,118	978,157	306,669	(1,668,736)	591,293	31,935,735	130,632
SPDR Portfolio Short Term Corporate Bond ETF	818,052	25,335,070	2,160,071	669,916	(3,418)	(715,909)	866,442	26,105,898	45,143
SPDR Portfolio Short Term Treasury ETF	3,286,367	100,004,148	8,758,792	2,849,620	1,800	(2,692,529)	3,481,369	103,222,591	61,890
State Street Aggregate Bond Index Portfolio	1,227,873	126,986,660	14,238,968	2,167,510	49,845	(8,284,941)	1,349,526	130,823,022	404,866
State Street Equity 500 Index II Portfolio	227,447	98,277,562	7,995,179	2,495,311	814,653	(5,203,962)	241,105	99,388,121	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	594,113	73,022,395	7,871,589	2,394,620	932,431	(5,489,505)	640,526	73,942,290	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,468,715	1,468,715	52,410,270	52,885,640	—	—	993,345	993,345	280
State Street Navigator Securities Lending Portfolio II	4,371,675	4,371,675	335,956,897	297,317,882	—	—	43,010,690	43,010,690	156,734
State Street Small/Mid Cap Equity Index Portfolio	58,639	18,548,215	1,780,000	80,000	12,437	(1,668,919)	64,626	18,591,733	—
Total		$638,159,885	$449,085,267	$367,863,764	$2,456,850	$(31,090,248)		$690,747,990	$1,492,238
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2020 FUND
Schedule of Investments
March 31, 2022 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7% (a)
DOMESTIC EQUITY — 22.3%
State Street Equity 500 Index II Portfolio (b)	437,806	$180,472,566
State Street Small/Mid Cap Equity Index Portfolio (b)	125,292	36,044,054
		216,516,620
DOMESTIC FIXED INCOME — 40.3%
SPDR Bloomberg High Yield Bond ETF (c)	665,297	68,192,943
SPDR Portfolio Short Term Corporate Bond ETF (c)	765,773	23,072,740
SPDR Portfolio Short Term Treasury ETF (c)	3,049,834	90,427,578
State Street Aggregate Bond Index Portfolio	2,159,915	209,382,136
		391,075,397
INFLATION LINKED — 18.1%
SPDR Bloomberg 1-10 Year TIPS ETF (c)	8,505,281	175,889,211
INTERNATIONAL EQUITY — 14.1%
State Street Global All Cap Equity ex-U.S. Index Portfolio (b)	1,191,347	137,529,076
REAL ESTATE — 4.9%
SPDR Dow Jones Global Real Estate ETF (c)	887,754	47,947,593
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $916,901,083)		968,957,897
SHORT-TERM INVESTMENTS — 3.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.29% (d)(e)	881,724	881,724
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (a)(f)	35,769,760	$35,769,760
TOTAL SHORT-TERM INVESTMENTS (Cost $36,651,484)		$36,651,484
TOTAL INVESTMENTS — 103.5% (Cost $953,552,567)		1,005,609,381
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.5)%		(34,434,265)
NET ASSETS — 100.0%		$971,175,116
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at March 31, 2022.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2022.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$968,957,897	$—	$—	$968,957,897
Short-Term Investments	36,651,484	—	—	36,651,484
TOTAL INVESTMENTS	$1,005,609,381	$—	$—	$1,005,609,381
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2020 FUND
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
SPDR Bloomberg 1-10 Year TIPS ETF	8,385,032	$177,091,876	$12,527,111	$9,979,161	$725,825	$(4,476,440)	8,505,281	$175,889,211	$535,569
SPDR Bloomberg High Yield Bond ETF	633,305	68,757,924	6,851,216	3,433,145	(158,982)	(3,824,070)	665,297	68,192,943	515,778
SPDR Dow Jones Global Real Estate ETF	872,100	49,299,813	3,019,800	2,178,982	203,022	(2,396,060)	887,754	47,947,593	197,259
SPDR Portfolio Short Term Corporate Bond ETF	708,367	21,938,126	3,769,350	2,020,595	31,035	(645,176)	765,773	23,072,740	38,243
SPDR Portfolio Short Term Treasury ETF	2,817,589	85,739,233	11,334,295	4,380,561	(104,723)	(2,160,666)	3,049,834	90,427,578	51,854
State Street Aggregate Bond Index Portfolio	2,033,693	210,324,489	20,466,505	7,942,260	86,933	(13,553,531)	2,159,915	209,382,136	655,545
State Street Equity 500 Index II Portfolio	432,762	186,992,273	13,852,205	11,505,904	4,877,378	(13,743,386)	437,806	180,472,566	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,162,726	142,910,624	10,826,728	7,323,569	1,739,275	(10,623,982)	1,191,347	137,529,076	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,114,207	2,114,207	83,904,436	85,136,919	—	—	881,724	881,724	403
State Street Navigator Securities Lending Portfolio II	12,559,763	12,559,763	543,216,766	520,006,769	—	—	35,769,760	35,769,760	221,431
State Street Small/Mid Cap Equity Index Portfolio	120,189	38,016,902	2,560,000	1,030,000	288,659	(3,791,507)	125,292	36,044,054	—
Total		$995,745,230	$712,328,412	$654,937,865	$7,688,422	$(55,214,818)		$1,005,609,381	$2,216,082
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2025 FUND
Schedule of Investments
March 31, 2022 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7% (a)
DOMESTIC EQUITY — 30.0%
State Street Equity 500 Index II Portfolio (b)	1,034,304	$426,360,652
State Street Small/Mid Cap Equity Index Portfolio (b)	334,812	96,318,891
		522,679,543
DOMESTIC FIXED INCOME — 32.3%
SPDR Bloomberg High Yield Bond ETF (c)	1,130,467	115,872,867
SPDR Portfolio Intermediate Term Treasury ETF (c)	479,692	14,529,871
SPDR Portfolio Long Term Treasury ETF (c)	904,500	34,208,190
SPDR Portfolio Short Term Corporate Bond ETF (c)	300,992	9,068,889
SPDR Portfolio Short Term Treasury ETF (c)	1,100,089	32,617,639
State Street Aggregate Bond Index Portfolio	3,673,850	356,143,018
		562,440,474
INFLATION LINKED — 13.6%
SPDR Bloomberg 1-10 Year TIPS ETF (c)	11,402,043	235,794,249
INTERNATIONAL EQUITY — 20.2%
State Street Global All Cap Equity ex-U.S. Index Portfolio (b)	3,044,958	351,509,937
REAL ESTATE — 3.6%
SPDR Dow Jones Global Real Estate ETF	1,154,744	62,367,723
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,648,358,175)		1,734,791,926
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.29% (d)(e)	1,877,326	$1,877,326
State Street Navigator Securities Lending Portfolio II (a)(f)	26,701,430	26,701,430
TOTAL SHORT-TERM INVESTMENTS (Cost $28,578,756)		$28,578,756
TOTAL INVESTMENTS — 101.3% (Cost $1,676,936,931)		1,763,370,682
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(23,088,284)
NET ASSETS — 100.0%		$1,740,282,398
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at March 31, 2022.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2022.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,734,791,926	$—	$—	$1,734,791,926
Short-Term Investments	28,578,756	—	—	28,578,756
TOTAL INVESTMENTS	$1,763,370,682	$—	$—	$1,763,370,682
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2025 FUND
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
SPDR Bloomberg 1-10 Year TIPS ETF	10,654,819	$225,029,777	$20,293,426	$4,708,355	$247,935	$(5,068,534)	11,402,043	$235,794,249	$690,828
SPDR Bloomberg High Yield Bond ETF	1,047,091	113,682,670	9,896,862	1,094,673	(66,872)	(6,545,119)	1,130,467	115,872,868	867,270
SPDR Dow Jones Global Real Estate ETF	1,072,800	60,645,384	5,089,257	650,902	63,963	(2,779,979)	1,154,744	62,367,723	247,944
SPDR Portfolio Intermediate Term Treasury ETF	484,840	15,539,122	1,288,762	1,403,214	(85,041)	(809,758)	479,692	14,529,871	21,864
SPDR Portfolio Long Term Treasury ETF	867,995	36,585,989	2,395,999	920,628	(209,669)	(3,643,501)	904,500	34,208,190	107,552
SPDR Portfolio Short Term Corporate Bond ETF	251,469	7,787,995	1,500,593	—	—	(219,699)	300,992	9,068,889	13,754
SPDR Portfolio Short Term Treasury ETF	905,419	27,551,900	6,107,381	299,309	(9,875)	(732,458)	1,100,089	32,617,639	16,924
State Street Aggregate Bond Index Portfolio	3,378,115	349,364,608	38,326,509	8,858,626	66,657	(22,756,130)	3,673,850	356,143,018	1,107,665
State Street Equity 500 Index II Portfolio	999,618	431,924,946	37,647,719	22,915,353	9,865,362	(30,162,022)	1,034,304	426,360,652	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	2,913,260	358,068,741	31,919,200	16,027,797	2,149,362	(24,599,569)	3,044,958	351,509,937	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,522,704	4,522,704	129,159,631	131,805,009	—	—	1,877,326	1,877,326	786
State Street Navigator Securities Lending Portfolio II	39,569,936	39,569,936	602,897,327	615,765,833	—	—	26,701,430	26,701,430	312,389
State Street Small/Mid Cap Equity Index Portfolio	313,498	99,162,656	7,300,000	1,000,000	281,900	(9,425,665)	334,812	96,318,891	—
Total		$1,769,436,428	$893,822,666	$805,449,699	$12,303,722	$(106,742,434)		$1,763,370,683	$3,386,976
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2030 FUND
Schedule of Investments
March 31, 2022 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7% (a)
DOMESTIC EQUITY — 37.4%
State Street Equity 500 Index II Portfolio (b)	1,531,367	$631,260,162
State Street Small/Mid Cap Equity Index Portfolio (b)	563,217	162,026,199
		793,286,361
DOMESTIC FIXED INCOME — 29.7%
SPDR Bloomberg High Yield Bond ETF (c)	1,143,215	117,179,538
SPDR Portfolio Intermediate Term Treasury ETF	1,652,012	50,039,443
SPDR Portfolio Long Term Treasury ETF (c)	3,001,562	113,519,075
State Street Aggregate Bond Index Portfolio	3,604,933	349,462,185
		630,200,241
INFLATION LINKED — 4.4%
SPDR Bloomberg 1-10 Year TIPS ETF (c)	4,571,077	94,529,872
INTERNATIONAL EQUITY — 27.1%
State Street Global All Cap Equity ex-U.S. Index Portfolio (b)	4,976,572	574,495,518
REAL ESTATE — 1.1%
SPDR Dow Jones Global Real Estate ETF (c)	437,347	23,621,112
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,996,579,686)		2,116,133,104
SHORT-TERM INVESTMENTS — 5.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.29% (d)(e)	4,731,381	4,731,381
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (a)(f)	115,899,770	$115,899,770
TOTAL SHORT-TERM INVESTMENTS (Cost $120,631,151)		$120,631,151
TOTAL INVESTMENTS — 105.4% (Cost $2,117,210,837)		2,236,764,255
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.4)%		(114,928,753)
NET ASSETS — 100.0%		$2,121,835,502
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at March 31, 2022.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2022.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$2,116,133,104	$—	$—	$2,116,133,104
Short-Term Investments	120,631,151	—	—	120,631,151
TOTAL INVESTMENTS	$2,236,764,255	$—	$—	$2,236,764,255
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2030 FUND
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
SPDR Bloomberg 1-10 Year TIPS ETF	3,795,986	$80,171,224	$16,722,373	$597,509	$27,864	$(1,794,080)	4,571,077	$94,529,872	$252,885
SPDR Bloomberg High Yield Bond ETF	1,016,328	110,342,731	14,681,335	1,293,414	199,694	(6,750,808)	1,143,215	117,179,538	867,389
SPDR Dow Jones Global Real Estate ETF	362,329	20,482,458	4,063,206	—	—	(924,552)	437,347	23,621,112	87,271
SPDR Portfolio Intermediate Term Treasury ETF	1,530,102	49,039,769	5,791,959	1,904,756	(115,200)	(2,772,329)	1,652,012	50,039,443	71,113
SPDR Portfolio Long Term Treasury ETF	2,636,795	111,140,909	15,011,682	688,821	(166,496)	(11,778,199)	3,001,562	113,519,075	336,950
State Street Aggregate Bond Index Portfolio	3,198,333	330,771,626	44,080,421	3,424,490	(117,728)	(21,847,644)	3,604,933	349,462,185	1,080,421
State Street Equity 500 Index II Portfolio	1,421,809	614,349,401	69,326,255	24,266,326	9,392,002	(37,541,170)	1,531,367	631,260,162	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	4,567,098	561,341,982	64,331,463	15,673,478	1,086,940	(36,591,389)	4,976,572	574,495,518	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,876,897	5,876,897	165,708,620	166,854,136	—	—	4,731,381	4,731,381	1,139
State Street Navigator Securities Lending Portfolio II	4,301,775	4,301,775	648,197,482	536,599,487	—	—	115,899,770	115,899,770	408,814
State Street Small/Mid Cap Equity Index Portfolio	506,884	160,332,494	17,600,000	1,200,001	338,282	(15,044,576)	563,217	162,026,199	—
Total		$2,048,151,266	$1,065,514,796	$752,502,418	$10,645,358	$(135,044,747)		$2,236,764,255	$3,105,982
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2035 FUND
Schedule of Investments
March 31, 2022 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7% (a)
DOMESTIC EQUITY — 41.9%
State Street Equity 500 Index II Portfolio (b)	1,503,793	$619,893,690
State Street Small/Mid Cap Equity Index Portfolio (b)	632,828	182,051,977
		801,945,667
DOMESTIC FIXED INCOME — 26.6%
SPDR Bloomberg High Yield Bond ETF (c)	625,263	64,089,458
SPDR Portfolio Intermediate Term Treasury ETF	1,925,675	58,328,696
SPDR Portfolio Long Term Treasury ETF (c)	3,526,841	133,385,089
State Street Aggregate Bond Index Portfolio	2,620,460	254,027,393
		509,830,636
INTERNATIONAL EQUITY — 31.2%
State Street Global All Cap Equity ex-U.S. Index Portfolio (b)	5,178,464	597,801,941
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,788,739,846)		1,909,578,244
SHORT-TERM INVESTMENTS — 3.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.29% (d)(e)	4,543,707	4,543,707
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (a)(f)	70,699,195	$70,699,195
TOTAL SHORT-TERM INVESTMENTS (Cost $75,242,902)		$75,242,902
TOTAL INVESTMENTS — 103.6% (Cost $1,863,982,748)		1,984,821,146
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.6)%		(69,568,836)
NET ASSETS — 100.0%		$1,915,252,310
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at March 31, 2022.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2022.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,909,578,244	$—	$—	$1,909,578,244
Short-Term Investments	75,242,902	—	—	75,242,902
TOTAL INVESTMENTS	$1,984,821,146	$—	$—	$1,984,821,146
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2035 FUND
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
SPDR Bloomberg High Yield Bond ETF	539,334	$58,555,492	$9,995,164	$994,957	$(74,872)	$(3,391,369)	625,263	$64,089,458	$456,380
SPDR Portfolio Intermediate Term Treasury ETF	1,728,318	55,392,592	6,892,187	697,791	(44,618)	(3,213,674)	1,925,675	58,328,696	79,534
SPDR Portfolio Long Term Treasury ETF	3,002,904	126,572,404	21,838,600	1,456,466	(340,908)	(13,228,541)	3,526,841	133,385,089	380,619
State Street Aggregate Bond Index Portfolio	2,294,817	237,330,020	35,017,596	2,600,000	(50,427)	(15,669,796)	2,620,460	254,027,393	768,974
State Street Equity 500 Index II Portfolio	1,397,204	603,718,049	70,449,861	26,417,169	9,575,981	(37,433,032)	1,503,793	619,893,690	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	4,736,185	582,124,442	66,696,824	14,091,326	969,166	(37,897,165)	5,178,464	597,801,941	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,901,736	5,901,736	148,087,553	149,445,582	—	—	4,543,707	4,543,707	1,060
State Street Navigator Securities Lending Portfolio II	3,652,721	3,652,721	377,545,120	310,498,646	—	—	70,699,195	70,699,195	187,370
State Street Small/Mid Cap Equity Index Portfolio	568,226	179,735,652	20,559,918	1,699,999	117,848	(16,661,442)	632,828	182,051,977	—
Total		$1,852,983,108	$757,082,823	$507,901,936	$10,152,170	$(127,495,019)		$1,984,821,146	$1,873,937
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2040 FUND
Schedule of Investments
March 31, 2022 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.9% (a)
DOMESTIC EQUITY — 46.1%
State Street Equity 500 Index II Portfolio (b)	1,433,442	$590,893,289
State Street Small/Mid Cap Equity Index Portfolio (b)	694,782	199,874,877
		790,768,166
DOMESTIC FIXED INCOME — 19.5%
SPDR Portfolio Intermediate Term Treasury ETF (c)	1,728,698	52,362,262
SPDR Portfolio Long Term Treasury ETF (c)	3,166,083	119,741,259
State Street Aggregate Bond Index Portfolio	1,667,187	161,617,145
		333,720,666
INTERNATIONAL EQUITY — 34.3%
State Street Global All Cap Equity ex-U.S. Index Portfolio (b)	5,097,229	588,424,117
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,588,304,688)		1,712,912,949
SHORT-TERM INVESTMENTS — 2.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.29% (d)(e)	6,188,630	6,188,630
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (a)(f)	29,260,400	$29,260,400
TOTAL SHORT-TERM INVESTMENTS (Cost $35,449,030)		$35,449,030
TOTAL INVESTMENTS — 102.0% (Cost $1,623,753,718)		1,748,361,979
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.0)%		(33,732,124)
NET ASSETS — 100.0%		$1,714,629,855
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at March 31, 2022.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2022.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,712,912,949	$—	$—	$1,712,912,949
Short-Term Investments	35,449,030	—	—	35,449,030
TOTAL INVESTMENTS	$1,748,361,979	$—	$—	$1,748,361,979
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2040 FUND
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
SPDR Portfolio Intermediate Term Treasury ETF	1,556,661	$49,890,985	$5,792,088	$399,452	$(21,804)	$(2,899,555)	1,728,698	$52,362,262	$71,430
SPDR Portfolio Long Term Treasury ETF	2,703,738	113,962,557	18,642,849	688,821	(224,601)	(11,950,725)	3,166,083	119,741,259	341,392
State Street Aggregate Bond Index Portfolio	1,449,487	149,905,970	22,805,919	1,200,000	(5,705)	(9,889,039)	1,667,187	161,617,145	484,253
State Street Equity 500 Index II Portfolio	1,328,109	573,862,780	64,892,743	21,393,640	7,386,044	(33,854,638)	1,433,442	590,893,289	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	4,664,600	573,325,950	63,354,253	12,088,680	844,833	(37,012,239)	5,097,229	588,424,117	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,090,135	4,090,135	126,633,157	124,534,662	—	—	6,188,630	6,188,630	852
State Street Navigator Securities Lending Portfolio II	16,622,575	16,622,575	207,352,028	194,714,203	—	—	29,260,400	29,260,400	10,043
State Street Small/Mid Cap Equity Index Portfolio	622,012	196,748,599	22,749,613	1,500,000	75,215	(18,198,550)	694,782	199,874,877	—
Total		$1,678,409,551	$532,222,650	$356,519,458	$8,053,982	$(113,804,746)		$1,748,361,979	$907,970
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2045 FUND
Schedule of Investments
March 31, 2022 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8% (a)
DOMESTIC EQUITY — 49.0%
State Street Equity 500 Index II Portfolio (b)	1,229,867	$506,975,727
State Street Small/Mid Cap Equity Index Portfolio (b)	689,746	198,426,167
		705,401,894
DOMESTIC FIXED INCOME — 14.4%
SPDR Portfolio Intermediate Term Treasury ETF	1,453,842	44,036,874
SPDR Portfolio Long Term Treasury ETF (c)	2,661,182	100,645,903
State Street Aggregate Bond Index Portfolio	643,877	62,417,469
		207,100,246
INTERNATIONAL EQUITY — 36.4%
State Street Global All Cap Equity ex-U.S. Index Portfolio (b)	4,548,436	525,071,429
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,330,803,150)		1,437,573,569
SHORT-TERM INVESTMENTS — 2.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.29% (d)(e)	5,109,243	5,109,243
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (a)(f)	30,266,313	$30,266,313
TOTAL SHORT-TERM INVESTMENTS (Cost $35,375,556)		$35,375,556
TOTAL INVESTMENTS — 102.2% (Cost $1,366,178,706)		1,472,949,125
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%		(31,979,982)
NET ASSETS — 100.0%		$1,440,969,143
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at March 31, 2022.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2022.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,437,573,569	$—	$—	$1,437,573,569
Short-Term Investments	35,375,556	—	—	35,375,556
TOTAL INVESTMENTS	$1,472,949,125	$—	$—	$1,472,949,125
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2045 FUND
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
SPDR Portfolio Intermediate Term Treasury ETF	1,304,458	$41,807,879	$5,079,685	$397,967	$(25,923)	$(2,426,800)	1,453,842	$44,036,874	$59,811
SPDR Portfolio Long Term Treasury ETF	2,268,591	95,621,111	15,843,158	590,397	(168,065)	(10,059,904)	2,661,182	100,645,903	286,049
State Street Aggregate Bond Index Portfolio	540,191	55,866,529	10,645,932	400,000	(4,961)	(3,690,031)	643,877	62,417,469	179,885
State Street Equity 500 Index II Portfolio	1,140,338	492,728,775	52,995,987	16,128,488	5,576,675	(28,197,222)	1,229,867	506,975,727	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	4,155,971	510,810,442	50,850,060	4,333,023	255,380	(32,511,430)	4,548,436	525,071,429	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,534,188	4,534,188	94,039,823	93,464,768	—	—	5,109,243	5,109,243	802
State Street Navigator Securities Lending Portfolio II	15,777,902	15,777,902	185,252,679	170,764,268	—	—	30,266,313	30,266,313	12,705
State Street Small/Mid Cap Equity Index Portfolio	615,715	194,756,886	23,100,353	1,500,000	90,646	(18,021,718)	689,746	198,426,167	—
Total		$1,411,903,712	$437,807,677	$287,578,911	$5,723,752	$(94,907,105)		$1,472,949,125	$539,252
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2050 FUND
Schedule of Investments
March 31, 2022 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.0% (a)
DOMESTIC EQUITY — 51.5%
State Street Equity 500 Index II Portfolio (b)	921,311	$379,782,689
State Street Small/Mid Cap Equity Index Portfolio (b)	586,785	168,806,595
		548,589,284
DOMESTIC FIXED INCOME — 10.1%
SPDR Portfolio Intermediate Term Treasury ETF	1,078,570	32,669,885
SPDR Portfolio Long Term Treasury ETF (c)	1,973,424	74,634,896
		107,304,781
INTERNATIONAL EQUITY — 38.4%
State Street Global All Cap Equity ex-U.S. Index Portfolio (b)	3,540,735	408,742,475
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $992,445,818)		1,064,636,540
SHORT-TERM INVESTMENTS — 1.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.29% (d)(e)	3,524,790	3,524,790
State Street Navigator Securities Lending Portfolio II (a)(f)	13,267,100	13,267,100
TOTAL SHORT-TERM INVESTMENTS (Cost $16,791,890)		$16,791,890
TOTAL INVESTMENTS — 101.6% (Cost $1,009,237,708)		1,081,428,430
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.6)%		(16,515,689)
NET ASSETS — 100.0%		$1,064,912,741

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at March 31, 2022.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2022.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,064,636,540	$—	$—	$1,064,636,540
Short-Term Investments	16,791,890	—	—	16,791,890
TOTAL INVESTMENTS	$1,081,428,430	$—	$—	$1,081,428,430
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2050 FUND
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
SPDR Portfolio Intermediate Term Treasury ETF	945,686	$30,309,236	$4,353,703	$199,522	$(12,663)	$(1,780,869)	1,078,570	$32,669,885	$43,756
SPDR Portfolio Long Term Treasury ETF	1,640,811	69,160,184	13,123,607	196,811	(55,514)	(7,396,570)	1,973,424	74,634,896	209,261
State Street Equity 500 Index II Portfolio	832,606	359,760,570	46,175,153	9,900,000	4,252,439	(20,505,473)	921,311	379,782,689	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	3,145,193	386,575,636	48,653,272	2,063,094	78,990	(24,502,329)	3,540,735	408,742,475	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,931,076	2,931,076	75,764,587	75,170,873	—	—	3,524,790	3,524,790	580
State Street Navigator Securities Lending Portfolio II	10,141,201	10,141,201	30,829,539	27,703,640	—	—	13,267,100	13,267,100	3,775
State Street Small/Mid Cap Equity Index Portfolio	507,681	160,584,563	23,656,774	699,999	218,782	(14,953,525)	586,785	168,806,595	—
Total		$1,019,462,466	$242,556,635	$115,933,939	$4,482,034	$(69,138,766)		$1,081,428,430	$257,372
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2055 FUND
Schedule of Investments
March 31, 2022 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7% (a)
DOMESTIC EQUITY — 51.4%
State Street Equity 500 Index II Portfolio (b)	588,869	$242,743,350
State Street Small/Mid Cap Equity Index Portfolio (b)	375,976	108,160,834
		350,904,184
DOMESTIC FIXED INCOME — 10.0%
SPDR Portfolio Intermediate Term Treasury ETF	688,224	20,846,305
SPDR Portfolio Long Term Treasury ETF	1,260,099	47,656,944
		68,503,249
INTERNATIONAL EQUITY — 38.3%
State Street Global All Cap Equity ex-U.S. Index Portfolio (b)	2,261,367	261,052,153
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $649,254,355)		680,459,586
SHORT-TERM INVESTMENT — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.29% (c)(d) (Cost $2,491,482)	2,491,482	2,491,482
TOTAL INVESTMENTS — 100.1% (Cost $651,745,837)		682,951,068
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(724,961)
NET ASSETS — 100.0%		$682,226,107

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2022.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$680,459,586	$—	$—	$680,459,586
Short-Term Investment	2,491,482	—	—	2,491,482
TOTAL INVESTMENTS	$682,951,068	$—	$—	$682,951,068
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2055 FUND
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
SPDR Portfolio Intermediate Term Treasury ETF	594,625	$19,057,731	$3,007,926	$79,902	$(5,004)	$(1,134,446)	688,224	$20,846,305	$27,657
SPDR Portfolio Long Term Treasury ETF	1,032,875	43,535,681	8,988,246	147,599	(43,577)	(4,675,807)	1,260,099	47,656,944	132,210
State Street Equity 500 Index II Portfolio	524,520	226,639,712	32,911,608	6,641,168	2,397,797	(12,564,599)	588,869	242,743,350	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,981,242	243,514,504	33,954,960	982,069	102,022	(15,537,264)	2,261,367	261,052,153	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,127,140	2,127,140	49,572,282	49,207,940	—	—	2,491,482	2,491,482	383
State Street Navigator Securities Lending Portfolio II	8,502,719	8,502,719	64,906	8,567,625	—	—	—	—	1,409
State Street Small/Mid Cap Equity Index Portfolio	319,656	101,110,445	16,677,578	380,000	61,367	(9,308,556)	375,976	108,160,834	—
Total		$644,487,932	$145,177,506	$66,006,303	$2,512,605	$(43,220,672)		$682,951,068	$161,659
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2060 FUND
Schedule of Investments
March 31, 2022 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7%
DOMESTIC EQUITY — 51.5%
State Street Equity 500 Index II Portfolio (a)	295,822	$121,943,762
State Street Small/Mid Cap Equity Index Portfolio (a)	189,019	54,377,057
		176,320,819
DOMESTIC FIXED INCOME — 10.0%
SPDR Portfolio Intermediate Term Treasury ETF	344,997	10,449,959
SPDR Portfolio Long Term Treasury ETF (b)	631,961	23,900,765
		34,350,724
INTERNATIONAL EQUITY — 38.2%
State Street Global All Cap Equity ex-U.S. Index Portfolio (a)	1,133,919	130,899,573
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $331,836,298)		341,571,116
SHORT-TERM INVESTMENTS — 2.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.29% (c)(d)	1,629,650	1,629,650
State Street Navigator Securities Lending Portfolio II (e)(f)	7,174,937	7,174,937
TOTAL SHORT-TERM INVESTMENTS (Cost $8,804,587)		$8,804,587
TOTAL INVESTMENTS — 102.3% (Cost $340,640,885)		350,375,703
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.3)%		(7,960,797)
NET ASSETS — 100.0%		$342,414,906

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$341,571,116	$—	$—	$341,571,116
Short-Term Investments	8,804,587	—	—	8,804,587
TOTAL INVESTMENTS	$350,375,703	$—	$—	$350,375,703
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2060 FUND
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
SPDR Portfolio Intermediate Term Treasury ETF	292,347	$9,369,721	$1,676,040	$30,089	$(1,810)	$(563,903)	344,997	$10,449,959	$13,768
SPDR Portfolio Long Term Treasury ETF	508,068	21,415,066	4,820,788	—	—	(2,335,089)	631,961	23,900,765	65,712
State Street Equity 500 Index II Portfolio	258,309	111,612,877	17,817,303	2,580,000	826,233	(5,732,651)	295,822	121,943,762	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	975,611	119,912,382	18,951,557	356,178	81,985	(7,690,173)	1,133,919	130,899,573	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,376,883	1,376,883	22,661,847	22,409,080	—	—	1,629,650	1,629,650	220
State Street Navigator Securities Lending Portfolio II	—	—	67,547,552	60,372,615	—	—	7,174,937	7,174,937	3,434
State Street Small/Mid Cap Equity Index Portfolio	157,214	49,728,397	9,156,242	—	—	(4,507,582)	189,019	54,377,057	—
Total		$313,415,326	$142,631,329	$85,747,962	$906,408	$(20,829,398)		$350,375,703	$83,134
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2065 FUND
Schedule of Investments
March 31, 2022 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.4% (a)
DOMESTIC EQUITY — 51.3%
State Street Equity 500 Index II Portfolio (b)	45,450	$18,735,263
State Street Small/Mid Cap Equity Index Portfolio (b)	29,013	8,346,547
		27,081,810
DOMESTIC FIXED INCOME — 10.0%
SPDR Portfolio Intermediate Term Treasury ETF	53,090	1,608,096
SPDR Portfolio Long Term Treasury ETF	97,248	3,677,919
		5,286,015
INTERNATIONAL EQUITY — 38.1%
State Street Global All Cap Equity ex-U.S. Index Portfolio (b)	174,519	20,146,444
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $55,220,837)		52,514,269
SHORT-TERM INVESTMENT — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.29% (c)(d) (Cost $198,786)	198,786	198,786
TOTAL INVESTMENTS — 99.8% (Cost $55,419,623)		52,713,055
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		117,355
NET ASSETS — 100.0%		$52,830,410

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2022.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$52,514,269	$—	$—	$52,514,269
Short-Term Investment	198,786	—	—	198,786
TOTAL INVESTMENTS	$52,713,055	$—	$—	$52,713,055
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2065 FUND
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
SPDR Portfolio Intermediate Term Treasury ETF	40,583	$1,300,685	$428,970	$37,870	$(1,130)	$(82,559)	53,090	$1,608,096	$2,024
SPDR Portfolio Long Term Treasury ETF	70,046	2,952,439	1,114,006	48,709	(507)	(339,310)	97,248	3,677,919	9,697
State Street Equity 500 Index II Portfolio	35,810	15,473,312	4,430,159	513,557	64,156	(718,807)	45,450	18,735,263	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	135,249	16,623,402	4,725,152	101,708	14,130	(1,114,532)	174,519	20,146,444	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	540,945	540,945	4,964,827	5,306,986	—	—	198,786	198,786	45
State Street Small/Mid Cap Equity Index Portfolio	21,792	6,893,148	2,110,133	34,998	(1,019)	(620,717)	29,013	8,346,547	—
Total		$43,783,931	$17,773,247	$6,043,828	$75,630	$(2,875,925)		$52,713,055	$11,766
See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
Schedule of Investments
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 94.6%
CHINA — 20.4%
China Construction Bank Corp. Class H	84,000	$62,937
CITIC Securities Co., Ltd. Class H	26,600	60,985
Dali Foods Group Co., Ltd. (a)	102,000	53,225
Gree Electric Appliances, Inc. of Zhuhai Class A	10,900	55,211
Haitian International Holdings, Ltd.	24,000	61,902
Lee & Man Paper Manufacturing, Ltd.	110,000	57,087
Ping An Insurance Group Co. of China, Ltd. Class H	9,000	62,935
		414,282
FRANCE — 12.6%
BNP Paribas SA	990	56,900
Dassault Aviation SA	432	68,615
Sanofi	659	67,766
Societe Generale SA	2,308	62,229
		255,510
GERMANY — 3.0%
Bayerische Motoren Werke AG	706	61,364
HONG KONG — 2.6%
WH Group, Ltd. (a)	84,148	52,854
HUNGARY — 2.8%
Richter Gedeon Nyrt	2,697	57,362
ITALY — 3.0%
Leonardo SpA (b)	5,979	59,758
JAPAN — 18.1%
Alfresa Holdings Corp.	4,100	57,003
Komatsu, Ltd.	2,800	67,474
Mitsubishi UFJ Financial Group, Inc.	10,900	67,577
Sumitomo Mitsui Financial Group, Inc.	1,800	57,030
TBS Holdings, Inc.	4,000	58,468
Zeon Corp.	5,400	60,117
		367,669
SOUTH KOREA — 8.7%
Hyundai Mobis Co., Ltd.	295	51,994
KT&G Corp.	969	64,468
Samsung Electronics Co., Ltd. Preference Shares	1,163	60,261
		176,723
SPAIN — 5.9%
ACS Actividades de Construccion y Servicios SA	2,348	63,667
Security Description	Shares	Value
Banco Bilbao Vizcaya Argentaria SA	9,923	$56,988
		120,655
SWITZERLAND — 5.7%
Adecco Group AG (b)	1,219	55,524
Holcim, Ltd. (b)	1,238	60,480
		116,004
TAIWAN — 2.5%
Catcher Technology Co., Ltd.	10,000	50,168
UNITED KINGDOM — 6.1%
Rolls-Royce Holdings PLC (b)	48,395	63,785
Standard Chartered PLC	9,133	60,763
		124,548
UNITED STATES — 3.2%
Newmont Corp.	820	65,210
TOTAL COMMON STOCKS (Cost $1,842,289)		1,922,107

SHORT-TERM INVESTMENT — 6.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.29% (c)(d) (Cost $122,589)	122,589	122,589
TOTAL INVESTMENTS — 100.7% (Cost $1,964,878)		2,044,696
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(13,315)
NET ASSETS — 100.0%		$2,031,381
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.2% of net assets as of March 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2022.

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$122,573	$1,799,534	$—	$1,922,107
Short-Term Investment	122,589	—	—	122,589
TOTAL INVESTMENTS	$245,161	$1,799,535	$—	$2,044,696
Sector Breakdown as of March 31, 2022

% of Net Assets
Financials	27.0%
Industrials	21.7
Materials	11.9
Health Care	9.0
Consumer Staples	8.4
Consumer Discretionary	8.3
Information Technology	5.4
Communication Services	2.9
Short-Term Investment	6.1
Liabilities in Excess of Other Assets	(0.7)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	11,960	$11,960	$195,930	$85,301	$—	$—	122,589	$122,589	$17
See accompanying notes to schedule of investments.

STATE STREET CHINA EQUITY SELECT FUND
Schedule of Investments
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 96.6%
CHINA — 92.3%
Alibaba Group Holding, Ltd. ADR (a)	450	$48,960
Alibaba Group Holding, Ltd. (a)	23,700	323,506
Angelalign Technology, Inc. (a)(b)	1,000	17,055
ANTA Sports Products, Ltd.	11,000	136,488
Baidu, Inc. ADR (a)	650	85,995
BeiGene, Ltd. ADR (a)	190	35,834
Blue Moon Group Holdings, Ltd. (b)	56,400	40,188
BYD Co., Ltd. Class H	2,000	55,644
China Construction Bank Corp. Class H	361,000	270,478
China Merchants Bank Co., Ltd. Class A	21,000	153,918
China Merchants Bank Co., Ltd. Class H	17,600	137,039
Contemporary Amperex Technology Co., Ltd. Class A	600	47,974
Gigadevice Semiconductor Beijing, Inc. Class A	2,500	55,099
Great Wall Motor Co., Ltd. Class H	18,500	29,043
JD.com, Inc. ADR (a)	677	39,178
JD.com, Inc. Class A (a)	10,119	287,600
Kweichow Moutai Co., Ltd. Class A	500	134,595
Li Ning Co., Ltd.	13,000	110,414
Longfor Group Holdings, Ltd. (b)	9,000	46,048
Maxscend Microelectronics Co., Ltd. Class A	2,360	77,472
Meituan Class B (a)(b)	6,700	126,955
Midea Group Co., Ltd. Class A	10,000	89,122
NetEase, Inc. ADR	1,400	125,566
NetEase, Inc.	3,700	66,774
NIO, Inc. ADR (a)	3,800	79,990
Pharmaron Beijing Co., Ltd. Class H (b)	4,600	55,335
Ping An Insurance Group Co. of China, Ltd. Class H	23,100	161,533
SG Micro Corp. Class A	1,400	71,480
Shenzhen Inovance Technology Co., Ltd. Class A	4,600	41,040
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	2,000	96,556
Shenzhou International Group Holdings, Ltd.	3,300	43,577
Security Description	Shares	Value
Sino Wealth Electronic, Ltd. Class A	10,300	$92,329
Tencent Holdings, Ltd.	15,100	696,193
Venustech Group, Inc. Class A	24,600	80,539
Wuliangye Yibin Co., Ltd. Class A	4,200	101,888
WuXi AppTec Co., Ltd. Class H (b)	8,252	128,960
Wuxi Biologics Cayman, Inc. (a)(b)	14,000	111,195
XPeng, Inc. ADR (a)	2,800	77,252
		4,378,812
HONG KONG — 4.3%
AIA Group, Ltd.	10,800	112,800
Hong Kong Exchanges & Clearing, Ltd.	2,000	93,769
		206,569
TOTAL COMMON STOCKS (Cost $4,861,350)		4,585,381

SHORT-TERM INVESTMENT — 2.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.29% (c)(d) (Cost $127,596)	127,596	127,596
TOTAL INVESTMENTS — 99.3% (Cost $4,988,946)		4,712,977
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%		33,298
NET ASSETS — 100.0%		$4,746,275
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 11.1% of net assets as of March 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2022.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$492,775	$4,092,606	$—	$4,585,381
See accompanying notes to schedule of investments.

STATE STREET CHINA EQUITY SELECT FUND
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Short-Term Investment	$127,596	$—	$—	$127,596
TOTAL INVESTMENTS	$620,371	$4,092,606	$—	$4,712,977

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	87,409	$87,409	$153,325	$113,138	$—	$—	127,596	$127,596	$16
See accompanying notes to schedule of investments.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Valuation
Each Portfolio’s or Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Portfolio or Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the State Street Institutional Investment Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolios or Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
State Street Equity 500 Index Fund, State Street Aggregate Bond Index Fund, State Street Global All Cap Equity ex-U.S. Index Fund, State Street Small/Mid Cap Equity Index Fund and the State Street Hedged International Developed Equity Index Fund invest as part of a master-feeder structure and record their investments in their corresponding Portfolio, State Street Equity 500 Index II Portfolio, State Street Aggregate Bond Index Portfolio, State Street Global All Cap Equity ex-U.S. Index Portfolio, State Street Small/Mid Cap Equity Index Portfolio and the State Street International Developed Equity Index Portfolio at fair value (net asset value) each business day.
Valuation techniques used to value each Portfolio’s or Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•  Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s or Portfolio's securities to no longer reflect their value at the time of the Fund’s or Portfolio's NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy. At March 31, 2022, the independent fair value service was used for certain foreign securities in certain Funds/Portfolios, and these securities were classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Portfolio's or Fund's investments.
The Portfolios or Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Portfolio’s or Fund’s investments according to the fair value hierarchy as of March 31, 2022 is disclosed in each Portfolio’s or Fund’s respective Schedule of Investments.
Futures Contracts
Certain Portfolios or Funds may enter into futures contracts to meet the Portfolios’ or Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio or Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Summary Schedule of Investments and cash deposited, if any, is shown as Cash at Broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Portfolio or Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolios or Funds recognize a realized gain or loss when the contract is closed.
For the period ended March 31, 2022, the State Street Equity 500 Index II Portfolio, State Street Global All Cap Equity ex-U.S. Index Portfolio, State Street Small/Mid Cap Equity Index Portfolio, State Street Emerging Markets Equity Index Fund and the State Street International Developed Equity Index Portfolio each entered into futures contracts for cash equitization.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Forward Foreign Currency Exchange Contracts
Certain Portfolios or Funds may engage in forward foreign currency exchange contracts to acquire exposure to foreign currencies or to hedge the Portfolios’ or Funds’ investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio or Fund as an unrealized gain or loss. When the contract is closed, the Portfolio or Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Portfolio or Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.
For the period ended March 31, 2022, the State Street Hedged International Developed Equity Index Fund entered into forward foreign currency exchange contracts to offset the Fund’s exposure to the component currencies.
Other Transactions with Affiliates
The Portfolios or Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolios or Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2022, are disclosed in the Portfolio's or Funds' Schedules of Investments.
Subsequent Event
The State Street China Equity Select Fund liquidated and terminated on April 14, 2022.